UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2026

This report on Form N-CSR relates solely to the Registrant’s Fidelity Flex Conservative Income Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity SAI Enhanced Core Bond Fund, Fidelity SAI Low Duration Bond Fund, Fidelity SAI Short-Term Bond Fund, Fidelity SAI Sustainable Core Plus Bond Fund, Fidelity SAI Total Bond Fund, Fidelity Short-Term Bond Fund, and Fidelity Tactical Bond Fund (the “Funds”).

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class M : FGBTX

This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	0.75%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the fund's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment modestly detracted.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The fund's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-2.81%	-1.22%	1.20%
Class M (without 4.00% sales charge)	1.24%	-0.41%	1.62%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$11,833,010,166
Number of Holdings	4,328
Total Advisory Fee	$32,938,746
Portfolio Turnover	142%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.0
AAA - 5.5
AA - 0.9
A - 7.7
BBB - 15.4
BB - 2.9
B - 0.8
CCC,CC,C - 0.0
Not Rated - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.6
Corporate Bonds - 24.3
U.S. Government Agency - Mortgage Securities - 16.4
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 8.7
Preferred Securities - 0.2
Other Investments - 0.1
Bank Loan Obligations - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
Grand Cayman (UK Overseas Ter) - 4.4
Mexico - 0.7
Bailiwick Of Jersey - 0.7
Ireland - 0.6
United Kingdom - 0.5
Germany - 0.3
Switzerland - 0.3
Japan - 0.2
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
US Treasury Bonds	10.3
Fannie Mae Mortgage pass-thru certificates	5.3
Freddie Mac Gold Pool	4.4
Ginnie Mae II Pool	3.8
Uniform Mortgage Backed Securities	2.4
Freddie Mac Multifamily Structured pass-thru certificates	2.2
Citigroup Inc	1.2
Bank of America Corp	1.1
JPMorgan Chase & Co	0.9
65.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913587.102    1125-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class C : FGBCX

This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.52%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the fund's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment modestly detracted.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The fund's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-0.37%	-1.17%	1.00%
Class C	0.60%	-1.17%	1.00%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$11,833,010,166
Number of Holdings	4,328
Total Advisory Fee	$32,938,746
Portfolio Turnover	142%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.0
AAA - 5.5
AA - 0.9
A - 7.7
BBB - 15.4
BB - 2.9
B - 0.8
CCC,CC,C - 0.0
Not Rated - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.6
Corporate Bonds - 24.3
U.S. Government Agency - Mortgage Securities - 16.4
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 8.7
Preferred Securities - 0.2
Other Investments - 0.1
Bank Loan Obligations - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
Grand Cayman (UK Overseas Ter) - 4.4
Mexico - 0.7
Bailiwick Of Jersey - 0.7
Ireland - 0.6
United Kingdom - 0.5
Germany - 0.3
Switzerland - 0.3
Japan - 0.2
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
US Treasury Bonds	10.3
Fannie Mae Mortgage pass-thru certificates	5.3
Freddie Mac Gold Pool	4.4
Ginnie Mae II Pool	3.8
Uniform Mortgage Backed Securities	2.4
Freddie Mac Multifamily Structured pass-thru certificates	2.2
Citigroup Inc	1.2
Bank of America Corp	1.1
JPMorgan Chase & Co	0.9
65.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913586.102    1124-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class C : FANCX

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 137	1.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	0.50%	1.30%	1.28%
Class C	1.49%	1.30%	1.28%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69%	2.17%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 43.3
AAA - 9.9
AA - 1.2
A - 21.3
BBB - 16.6
BB - 1.4
Not Rated - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.1
Corporate Bonds - 39.1
Asset-Backed Securities - 12.3
CMOs and Other Mortgage Related Securities - 4.2
Other Investments - 0.4
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 78.6
Grand Cayman (UK Overseas Ter) - 4.3
United Kingdom - 3.6
Canada - 2.8
Germany - 2.7
France - 1.4
Bailiwick Of Jersey - 1.2
Ireland - 1.1
Japan - 1.0
Others - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	43.1
Bank of America Corp	1.4
JPMorgan Chase & Co	1.3
Wells Fargo & Co	1.2
Goldman Sachs Group Inc/The	1.0
Citigroup Inc	0.9
Deutsche Bank AG/New York NY	0.9
General Motors Financial Co Inc	0.9
Barclays PLC	0.8
HSBC Holdings PLC	0.8
52.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913620.102    2843-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class Z : FBAPX

This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.61%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the ETF's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys and reduced exposure to high-yield bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	2.60%	1.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	0.78%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$43,942,866
Number of Holdings	99
Total Advisory Fee	$284,923
Portfolio Turnover	28%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 46.1
AAA - 1.2
AA - 0.2
A - 3.4
BBB - 12.0
BB - 12.3
B - 11.9
CCC,CC,C - 2.6
Not Rated - 5.0
Equities - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.1
Corporate Bonds - 24.6
Bank Loan Obligations - 10.5
Asset-Backed Securities - 5.4
Foreign Government and Government Agency Obligations - 4.0
Fixed-Income Funds - 2.0
CMOs and Other Mortgage Related Securities - 2.0
Preferred Securities - 1.5
Common Stocks - 0.5
Alternative Funds - 0.4
Municipal Securities - 0.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
United Kingdom - 2.5
Canada - 1.8
Mexico - 1.4
Brazil - 1.3
Dominican Republic - 1.1
Germany - 1.1
France - 1.0
Israel - 0.9
Others - 5.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.1
US Treasury Bonds	19.0
Fidelity Real Estate High Income Fund	2.0
Domino's Pizza Master Issuer LLC	1.9
Petroleos Mexicanos	1.4
Dominican Republic	1.1
Brazilian Federative Republic	1.0
Planet Fitness Master Issuer LLC	1.0
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
Millicom International Cellular SA	0.8
56.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913682.102    6507-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class A : FTKAX

This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 96	0.95%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the ETF's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys and reduced exposure to high-yield bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	-1.84%	0.24%
Class A (without 4.00% sales charge)	2.25%	1.14%
Bloomberg U.S. Aggregate Bond Index	1.89%	0.78%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$43,942,866
Number of Holdings	99
Total Advisory Fee	$284,923
Portfolio Turnover	28%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 46.1
AAA - 1.2
AA - 0.2
A - 3.4
BBB - 12.0
BB - 12.3
B - 11.9
CCC,CC,C - 2.6
Not Rated - 5.0
Equities - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.1
Corporate Bonds - 24.6
Bank Loan Obligations - 10.5
Asset-Backed Securities - 5.4
Foreign Government and Government Agency Obligations - 4.0
Fixed-Income Funds - 2.0
CMOs and Other Mortgage Related Securities - 2.0
Preferred Securities - 1.5
Common Stocks - 0.5
Alternative Funds - 0.4
Municipal Securities - 0.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
United Kingdom - 2.5
Canada - 1.8
Mexico - 1.4
Brazil - 1.3
Dominican Republic - 1.1
Germany - 1.1
France - 1.0
Israel - 0.9
Others - 5.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.1
US Treasury Bonds	19.0
Fidelity Real Estate High Income Fund	2.0
Domino's Pizza Master Issuer LLC	1.9
Petroleos Mexicanos	1.4
Dominican Republic	1.1
Brazilian Federative Republic	1.0
Planet Fitness Master Issuer LLC	1.0
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
Millicom International Cellular SA	0.8
56.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913678.102    6503-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Sustainable Core Plus Bond Fund Fidelity® SAI Sustainable Core Plus Bond Fund : FIABX

This annual shareholder report contains information about Fidelity® SAI Sustainable Core Plus Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Core Plus Bond Fund	$ 36	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors," led by high-yield bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Index for the fiscal year.
•Modest non-benchmark exposure to leveraged loans also provided a boost.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, especially collateralized loan obligations, added value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable Core Plus Bond Fund	1.78%	1.72%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	1.87%	1.79%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.78%
A   From April 13, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$260,772,375
Number of Holdings	1,069
Total Advisory Fee	$602,351
Portfolio Turnover	185%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 64.3
AAA - 5.0
AA - 0.8
A - 9.0
BBB - 10.4
BB - 4.0
B - 1.7
CCC,CC,C - 0.8
Not Rated - 2.7
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 47.2
Corporate Bonds - 25.2
U.S. Government Agency - Mortgage Securities - 17.1
Asset-Backed Securities - 5.9
CMOs and Other Mortgage Related Securities - 1.4
Bank Loan Obligations - 0.9
Foreign Government and Government Agency Obligations - 0.8
Preferred Securities - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.6
Grand Cayman (UK Overseas Ter) - 3.6
United Kingdom - 1.8
Bailiwick Of Jersey - 1.3
Italy - 1.0
France - 0.8
Germany - 0.7
Japan - 0.7
Netherlands - 0.6
Others - 2.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.8
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	5.5
Uniform Mortgage Backed Securities	4.2
Ginnie Mae II Pool	3.6
Freddie Mac Gold Pool	3.4
Bank of America Corp	1.0
JPMorgan Chase & Co	0.9
Morgan Stanley	0.9
ENEL Finance International NV	0.5
67.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913691.102    6540-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class I : FBNIX

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	2.58%	2.38%	2.16%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69%	2.17%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 43.3
AAA - 9.9
AA - 1.2
A - 21.3
BBB - 16.6
BB - 1.4
Not Rated - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.1
Corporate Bonds - 39.1
Asset-Backed Securities - 12.3
CMOs and Other Mortgage Related Securities - 4.2
Other Investments - 0.4
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 78.6
Grand Cayman (UK Overseas Ter) - 4.3
United Kingdom - 3.6
Canada - 2.8
Germany - 2.7
France - 1.4
Bailiwick Of Jersey - 1.2
Ireland - 1.1
Japan - 1.0
Others - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	43.1
Bank of America Corp	1.4
JPMorgan Chase & Co	1.3
Wells Fargo & Co	1.2
Goldman Sachs Group Inc/The	1.0
Citigroup Inc	0.9
Deutsche Bank AG/New York NY	0.9
General Motors Financial Co Inc	0.9
Barclays PLC	0.8
HSBC Holdings PLC	0.8
52.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913622.102    2845-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class Z : FIKTX

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	2.63%	2.43%	2.67%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69%	2.17%	2.47%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.92%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 43.3
AAA - 9.9
AA - 1.2
A - 21.3
BBB - 16.6
BB - 1.4
Not Rated - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.1
Corporate Bonds - 39.1
Asset-Backed Securities - 12.3
CMOs and Other Mortgage Related Securities - 4.2
Other Investments - 0.4
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 78.6
Grand Cayman (UK Overseas Ter) - 4.3
United Kingdom - 3.6
Canada - 2.8
Germany - 2.7
France - 1.4
Bailiwick Of Jersey - 1.2
Ireland - 1.1
Japan - 1.0
Others - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	43.1
Bank of America Corp	1.4
JPMorgan Chase & Co	1.3
Wells Fargo & Co	1.2
Goldman Sachs Group Inc/The	1.0
Citigroup Inc	0.9
Deutsche Bank AG/New York NY	0.9
General Motors Financial Co Inc	0.9
Barclays PLC	0.8
HSBC Holdings PLC	0.8
52.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913623.102    3254-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® SAI Low Duration Bond Fund Fidelity® SAI Low Duration Bond Fund : FZOLX

This annual shareholder report contains information about Fidelity® SAI Low Duration Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Low Duration Bond Fund	$ 20	0.20%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 49% of fund assets, down from roughly 51% a year ago. The portfolio's exposure to U.S. Treasurys increased from about 22% to roughly 31%, while exposure to ABS declined from approximately 23% to about 16% of assets as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 15, 2020 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Low Duration Bond Fund	3.84%	3.78%	3.20%
Bloomberg US Treasury Bill: 6-9 Months Index	3.53%	3.17%	2.67%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.28%
A   From September 15, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$3,154,815,409
Number of Holdings	349
Total Advisory Fee	$8,348,734
Portfolio Turnover	62%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 30.5
AAA - 15.7
AA - 5.0
A - 30.6
BBB - 12.3
BB - 0.4
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 47.9
U.S. Treasury Obligations - 30.5
Asset-Backed Securities - 16.5
CMOs and Other Mortgage Related Securities - 1.9
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.2
United Kingdom - 5.4
Canada - 5.2
Grand Cayman (UK Overseas Ter) - 3.8
Germany - 2.2
Netherlands - 1.7
Japan - 1.7
France - 1.0
Switzerland - 1.0
Others - 2.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.1
US Treasury Bill	11.4
Wells Fargo & Co	1.7
JPMorgan Chase & Co	1.6
Bank of America Corp	1.6
Royal Bank of Canada	1.3
Goldman Sachs Group Inc/The	1.2
GMF Floorplan Owner Revolving Trust	1.1
Barclays PLC	1.0
Bank of Montreal	0.9
40.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913665.102    6217-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Total Bond Fund Fidelity® SAI Total Bond Fund : FSMTX

This annual shareholder report contains information about Fidelity® SAI Total Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Total Bond Fund	$ 29	0.29%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 25, 2018 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Total Bond Fund	2.09%	0.64%	2.97%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	2.02%
A   From October 25, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$22,131,253,996
Number of Holdings	6,330
Total Advisory Fee	$62,387,360
Portfolio Turnover	154%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.4
AAA - 5.6
AA - 0.7
A - 6.8
BBB - 14.4
BB - 4.0
B - 5.0
CCC,CC,C - 1.0
D - 0.0
Not Rated - 8.9
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 39.5
Corporate Bonds - 23.0
U.S. Government Agency - Mortgage Securities - 15.9
Asset-Backed Securities - 8.5
CMOs and Other Mortgage Related Securities - 7.8
Bank Loan Obligations - 5.4
Foreign Government and Government Agency Obligations - 1.3
Preferred Securities - 0.3
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Grand Cayman (UK Overseas Ter) - 4.4
United Kingdom - 1.2
Mexico - 1.1
Bailiwick Of Jersey - 0.7
Germany - 0.7
Ireland - 0.6
France - 0.5
Canada - 0.4
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.6
US Treasury Bonds	11.9
Fannie Mae Mortgage pass-thru certificates	5.2
Freddie Mac Gold Pool	3.7
Ginnie Mae II Pool	3.4
Uniform Mortgage Backed Securities	2.4
Freddie Mac Multifamily Structured pass-thru certificates	1.6
JPMorgan Chase & Co	1.2
Bank of America Corp	0.9
Morgan Stanley	0.9
58.8
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913661.102    3308-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Short-Term Bond Fund Fidelity® Short-Term Bond Fund : FSHBX

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Fund	$ 30	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Short-Term Bond Fund	2.57%	2.37%	2.18%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69%	2.17%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 43.3
AAA - 9.9
AA - 1.2
A - 21.3
BBB - 16.6
BB - 1.4
Not Rated - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.1
Corporate Bonds - 39.1
Asset-Backed Securities - 12.3
CMOs and Other Mortgage Related Securities - 4.2
Other Investments - 0.4
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 78.6
Grand Cayman (UK Overseas Ter) - 4.3
United Kingdom - 3.6
Canada - 2.8
Germany - 2.7
France - 1.4
Bailiwick Of Jersey - 1.2
Ireland - 1.1
Japan - 1.0
Others - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	43.1
Bank of America Corp	1.4
JPMorgan Chase & Co	1.3
Wells Fargo & Co	1.2
Goldman Sachs Group Inc/The	1.0
Citigroup Inc	0.9
Deutsche Bank AG/New York NY	0.9
General Motors Financial Co Inc	0.9
Barclays PLC	0.8
HSBC Holdings PLC	0.8
52.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913624.102    450-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® SAI Enhanced Core Bond Fund Fidelity® SAI Enhanced Core Bond Fund : FECBX

This annual shareholder report contains information about Fidelity® SAI Enhanced Core Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Enhanced Core Bond Fund	$ 15	0.15%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight holdings in corporate-backed bonds, especially among financial institutions, contributed to performance versus the benchmark Bloomberg U.S. Aggregate Index for the fiscal year.
•Modest but overweight exposure to asset-backed securities, including car loan debt and credit card receivables, also contributed to the relative result. A small allocation to commercial mortgage-backed securities helped as well.
•In contrast, security selection in agency mortgage-backed securities modestly detracted from the fund's performance versus the benchmark.
•The portfolio's yield-curve positioning also hurt slightly.
•The fund utilizes a research-driven approach identifying long-term drivers of debt-security returns. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of debt securities that may have the potential to provide a higher total return than that of the benchmark index.
•At period end, corporates made up about 33% of fund assets, unchanged from a year ago, and compared with an average of 24% for the Aggregate index. Exposure to U.S. Treasurys ticked up from approximately 38% to about 42% of assets, versus a benchmark average of 46%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 18, 2025 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Enhanced Core Bond Fund	1.96%	3.05%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.11%
A   From March 18, 2025

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$3,909,145,921
Number of Holdings	826
Total Advisory Fee	$5,045,933
Portfolio Turnover	287%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 68.1
AAA - 4.4
AA - 1.4
A - 15.3
BBB - 17.0
BB - 0.2
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - (6.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.7
Corporate Bonds - 32.5
U.S. Government Agency - Mortgage Securities - 26.0
Asset-Backed Securities - 3.4
CMOs and Other Mortgage Related Securities - 1.4
Foreign Government and Government Agency Obligations - 1.2
U.S. Government Agency Obligations - 0.4
Other Investments - 0.1
Municipal Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (6.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
United Kingdom - 1.8
Japan - 1.6
Canada - 1.1
Mexico - 0.7
Korea (South) - 0.3
Spain - 0.3
Australia - 0.3
Germany - 0.3
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.3
Uniform Mortgage Backed Securities	13.2
US Treasury Bonds	11.4
Ginnie Mae II Pool	6.6
Fannie Mae Mortgage pass-thru certificates	3.9
Freddie Mac Gold Pool	1.7
JPMorgan Chase & Co	1.1
Goldman Sachs Group Inc/The	1.0
Citigroup Inc	0.8
Bank of America Corp	0.7
70.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918573.101    9034-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class M : FTYMX

This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 96	0.95%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the ETF's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys and reduced exposure to high-yield bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	-1.84%	0.24%
Class M (without 4.00% sales charge)	2.25%	1.14%
Bloomberg U.S. Aggregate Bond Index	1.89%	0.78%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$43,942,866
Number of Holdings	99
Total Advisory Fee	$284,923
Portfolio Turnover	28%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 46.1
AAA - 1.2
AA - 0.2
A - 3.4
BBB - 12.0
BB - 12.3
B - 11.9
CCC,CC,C - 2.6
Not Rated - 5.0
Equities - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.1
Corporate Bonds - 24.6
Bank Loan Obligations - 10.5
Asset-Backed Securities - 5.4
Foreign Government and Government Agency Obligations - 4.0
Fixed-Income Funds - 2.0
CMOs and Other Mortgage Related Securities - 2.0
Preferred Securities - 1.5
Common Stocks - 0.5
Alternative Funds - 0.4
Municipal Securities - 0.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
United Kingdom - 2.5
Canada - 1.8
Mexico - 1.4
Brazil - 1.3
Dominican Republic - 1.1
Germany - 1.1
France - 1.0
Israel - 0.9
Others - 5.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.1
US Treasury Bonds	19.0
Fidelity Real Estate High Income Fund	2.0
Domino's Pizza Master Issuer LLC	1.9
Petroleos Mexicanos	1.4
Dominican Republic	1.1
Brazilian Federative Republic	1.0
Planet Fitness Master Issuer LLC	1.0
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
Millicom International Cellular SA	0.8
56.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913680.102    6505-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class I : FBAHX

This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 71	0.70%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the ETF's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys and reduced exposure to high-yield bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	2.62%	1.40%
Bloomberg U.S. Aggregate Bond Index	1.89%	0.78%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$43,942,866
Number of Holdings	99
Total Advisory Fee	$284,923
Portfolio Turnover	28%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 46.1
AAA - 1.2
AA - 0.2
A - 3.4
BBB - 12.0
BB - 12.3
B - 11.9
CCC,CC,C - 2.6
Not Rated - 5.0
Equities - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.1
Corporate Bonds - 24.6
Bank Loan Obligations - 10.5
Asset-Backed Securities - 5.4
Foreign Government and Government Agency Obligations - 4.0
Fixed-Income Funds - 2.0
CMOs and Other Mortgage Related Securities - 2.0
Preferred Securities - 1.5
Common Stocks - 0.5
Alternative Funds - 0.4
Municipal Securities - 0.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
United Kingdom - 2.5
Canada - 1.8
Mexico - 1.4
Brazil - 1.3
Dominican Republic - 1.1
Germany - 1.1
France - 1.0
Israel - 0.9
Others - 5.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.1
US Treasury Bonds	19.0
Fidelity Real Estate High Income Fund	2.0
Domino's Pizza Master Issuer LLC	1.9
Petroleos Mexicanos	1.4
Dominican Republic	1.1
Brazilian Federative Republic	1.0
Planet Fitness Master Issuer LLC	1.0
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
Millicom International Cellular SA	0.8
56.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913681.102    6506-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class M : FBNTX

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	0.50%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 1.50% sales charge)	0.83%	1.87%	1.82%
Class M (without 1.50% sales charge)	2.37%	2.18%	1.98%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69%	2.17%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 43.3
AAA - 9.9
AA - 1.2
A - 21.3
BBB - 16.6
BB - 1.4
Not Rated - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.1
Corporate Bonds - 39.1
Asset-Backed Securities - 12.3
CMOs and Other Mortgage Related Securities - 4.2
Other Investments - 0.4
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 78.6
Grand Cayman (UK Overseas Ter) - 4.3
United Kingdom - 3.6
Canada - 2.8
Germany - 2.7
France - 1.4
Bailiwick Of Jersey - 1.2
Ireland - 1.1
Japan - 1.0
Others - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	43.1
Bank of America Corp	1.4
JPMorgan Chase & Co	1.3
Wells Fargo & Co	1.2
Goldman Sachs Group Inc/The	1.0
Citigroup Inc	0.9
Deutsche Bank AG/New York NY	0.9
General Motors Financial Co Inc	0.9
Barclays PLC	0.8
HSBC Holdings PLC	0.8
52.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913621.102    2844-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Intermediate Bond Fund Fidelity® Intermediate Bond Fund : FTHRX

This annual shareholder report contains information about Fidelity® Intermediate Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Bond Fund	$ 45	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring intermediate-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. Intermediate Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also was advantageous. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up 42% of fund assets, roughly equal to a year ago and notably overweight versus the benchmark average of about 29%.
•Exposure to U.S. Treasurys stood at about 42% as of August 31, compared with an average of 65% for the benchmark, while exposure to ABS stood at about 11% of fund assets at the close of the fiscal year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Intermediate Bond Fund	1.56%	1.01%	2.00%
Bloomberg U.S. Intermediate Government/Credit Bond Index	1.80%	1.05%	1.90%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$4,878,582,840
Number of Holdings	684
Total Advisory Fee	$13,485,794
Portfolio Turnover	48%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.6
AAA - 9.6
AA - 1.4
A - 17.4
BBB - 22.7
BB - 1.9
B - 0.4
CCC,CC,C - 0.1
Not Rated - 4.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 42.0
U.S. Treasury Obligations - 41.4
Asset-Backed Securities - 11.0
CMOs and Other Mortgage Related Securities - 4.6
Foreign Government and Government Agency Obligations - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.4
Grand Cayman (UK Overseas Ter) - 4.4
United Kingdom - 4.2
Canada - 1.8
Germany - 1.7
Bailiwick Of Jersey - 1.5
Japan - 1.5
Ireland - 1.3
Italy - 0.6
Others - 2.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	41.4
Morgan Stanley	1.4
JPMorgan Chase & Co	1.3
Bank of America Corp	1.3
HSBC Holdings PLC	1.2
Wells Fargo & Co	1.1
Deutsche Bank AG/New York NY	1.0
General Motors Financial Co Inc	0.8
Athene Global Funding	0.7
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	0.7
50.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913591.102    32-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Flex® Conservative Income Bond Fund Fidelity Flex® Conservative Income Bond Fund : FJTDX

This annual shareholder report contains information about Fidelity Flex® Conservative Income Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Bond Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also helped.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A roughly 11% average allocation to cash - which the fund maintained for liquidity and solid interest return - also hurt.
•At period end, corporates made up about 52% of fund assets, from roughly 51% a year ago. At the same time, we increased exposure to U.S. Treasurys from about 19% to 25% of assets, while the portfolio's position in ABS was down from approximately 16% of assets to roughly 13% as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 31, 2018 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Conservative Income Bond Fund	4.11%	4.06%	3.18%
Bloomberg U.S. 3-6 Month Treasury Bill Index	3.87%	3.70%	2.79%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.83%
A   From May 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$801,639,412
Number of Holdings	356
Total Advisory Fee	$0
Portfolio Turnover	61%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.3
AAA - 12.4
AA - 5.5
A - 30.3
BBB - 8.4
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 17.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 43.0
U.S. Treasury Obligations - 25.3
Asset-Backed Securities - 13.2
Other Investments - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 17.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.8
United Kingdom - 4.6
Canada - 4.6
Netherlands - 2.1
Germany - 2.0
Switzerland - 0.9
Japan - 0.7
Denmark - 0.6
Australia - 0.4
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	16.2
US Treasury Notes	9.1
Wells Fargo & Co	1.9
JPMorgan Chase & Co	1.8
Bank of America Corp	1.7
Goldman Sachs Group Inc/The	1.2
Bank of Montreal	1.2
Mitsubishi UFJ Trust & Banking Corp/NY	1.1
Royal Bank of Canada	1.0
Morgan Stanley Bank NA	0.9
36.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913655.102    3087-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class C : FTKCX

This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 171	1.70%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the ETF's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys and reduced exposure to high-yield bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	0.62%	0.39%
Class C	1.60%	0.39%
Bloomberg U.S. Aggregate Bond Index	1.89%	0.78%
A   From February 10, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$43,942,866
Number of Holdings	99
Total Advisory Fee	$284,923
Portfolio Turnover	28%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 46.1
AAA - 1.2
AA - 0.2
A - 3.4
BBB - 12.0
BB - 12.3
B - 11.9
CCC,CC,C - 2.6
Not Rated - 5.0
Equities - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.1
Corporate Bonds - 24.6
Bank Loan Obligations - 10.5
Asset-Backed Securities - 5.4
Foreign Government and Government Agency Obligations - 4.0
Fixed-Income Funds - 2.0
CMOs and Other Mortgage Related Securities - 2.0
Preferred Securities - 1.5
Common Stocks - 0.5
Alternative Funds - 0.4
Municipal Securities - 0.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
United Kingdom - 2.5
Canada - 1.8
Mexico - 1.4
Brazil - 1.3
Dominican Republic - 1.1
Germany - 1.1
France - 1.0
Israel - 0.9
Others - 5.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.1
US Treasury Bonds	19.0
Fidelity Real Estate High Income Fund	2.0
Domino's Pizza Master Issuer LLC	1.9
Petroleos Mexicanos	1.4
Dominican Republic	1.1
Brazilian Federative Republic	1.0
Planet Fitness Master Issuer LLC	1.0
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
Millicom International Cellular SA	0.8
56.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913679.102    6504-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class A : FGBAX

This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.75%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the fund's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment modestly detracted.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The fund's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-2.68%	-1.23%	1.22%
Class A (without 4.00% sales charge)	1.37%	-0.42%	1.63%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$11,833,010,166
Number of Holdings	4,328
Total Advisory Fee	$32,938,746
Portfolio Turnover	142%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.0
AAA - 5.5
AA - 0.9
A - 7.7
BBB - 15.4
BB - 2.9
B - 0.8
CCC,CC,C - 0.0
Not Rated - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.6
Corporate Bonds - 24.3
U.S. Government Agency - Mortgage Securities - 16.4
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 8.7
Preferred Securities - 0.2
Other Investments - 0.1
Bank Loan Obligations - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
Grand Cayman (UK Overseas Ter) - 4.4
Mexico - 0.7
Bailiwick Of Jersey - 0.7
Ireland - 0.6
United Kingdom - 0.5
Germany - 0.3
Switzerland - 0.3
Japan - 0.2
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
US Treasury Bonds	10.3
Fannie Mae Mortgage pass-thru certificates	5.3
Freddie Mac Gold Pool	4.4
Ginnie Mae II Pool	3.8
Uniform Mortgage Backed Securities	2.4
Freddie Mac Multifamily Structured pass-thru certificates	2.2
Citigroup Inc	1.2
Bank of America Corp	1.1
JPMorgan Chase & Co	0.9
65.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913585.102    1118-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® SAI Short-Term Bond Fund Fidelity® SAI Short-Term Bond Fund : FZOMX

This annual shareholder report contains information about Fidelity® SAI Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Bond Fund	$ 21	0.21%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped. A small, out-of-benchmark allocation to commercial mortgage-backed securities was beneficial as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 42% of fund assets, up from roughly 38% a year ago and substantially overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at 40% as of August 31, down slightly from 41% a year ago, compared with an average of about 72% for the benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 15, 2020 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Short-Term Bond Fund	2.95%	2.48%	2.17%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69%	2.17%	1.89%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.28%
A   From September 15, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$709,338,777
Number of Holdings	426
Total Advisory Fee	$5,002,383
Portfolio Turnover	117%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 40.7
AAA - 10.4
AA - 1.4
A - 20.1
BBB - 19.4
BB - 1.4
Not Rated - 6.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 41.2
U.S. Treasury Obligations - 40.7
Asset-Backed Securities - 12.7
CMOs and Other Mortgage Related Securities - 4.4
Other Investments - 0.5
U.S. Government Agency - Mortgage Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.4
Grand Cayman (UK Overseas Ter) - 4.1
United Kingdom - 3.7
Germany - 2.8
Canada - 2.6
France - 1.6
Ireland - 1.3
Bailiwick Of Jersey - 1.2
Japan - 1.1
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	40.7
Wells Fargo & Co	1.2
Citigroup Inc	1.2
JPMorgan Chase & Co	1.1
Bank of America Corp	1.1
General Motors Financial Co Inc	1.1
Goldman Sachs Group Inc/The	1.0
Hyundai Capital America	0.9
Deutsche Bank AG/New York NY	0.9
Societe Generale SA	0.9
50.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913666.102    6218-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Tactical Bond Fund Fidelity® Tactical Bond Fund : FBAGX

This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond Fund	$ 71	0.70%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the ETF's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys and reduced exposure to high-yield bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 10, 2022 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Tactical Bond Fund	2.51%	1.40%
Bloomberg U.S. Aggregate Bond Index	1.89%	0.78%
A   From February 10, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$43,942,866
Number of Holdings	99
Total Advisory Fee	$284,923
Portfolio Turnover	28%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 46.1
AAA - 1.2
AA - 0.2
A - 3.4
BBB - 12.0
BB - 12.3
B - 11.9
CCC,CC,C - 2.6
Not Rated - 5.0
Equities - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.1
Corporate Bonds - 24.6
Bank Loan Obligations - 10.5
Asset-Backed Securities - 5.4
Foreign Government and Government Agency Obligations - 4.0
Fixed-Income Funds - 2.0
CMOs and Other Mortgage Related Securities - 2.0
Preferred Securities - 1.5
Common Stocks - 0.5
Alternative Funds - 0.4
Municipal Securities - 0.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
United Kingdom - 2.5
Canada - 1.8
Mexico - 1.4
Brazil - 1.3
Dominican Republic - 1.1
Germany - 1.1
France - 1.0
Israel - 0.9
Others - 5.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.1
US Treasury Bonds	19.0
Fidelity Real Estate High Income Fund	2.0
Domino's Pizza Master Issuer LLC	1.9
Petroleos Mexicanos	1.4
Dominican Republic	1.1
Brazilian Federative Republic	1.0
Planet Fitness Master Issuer LLC	1.0
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
Millicom International Cellular SA	0.8
56.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913677.102    6502-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class Z : FIKQX

This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the fund's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment modestly detracted.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The fund's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	1.63%	-0.05%	2.53%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.92%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$11,833,010,166
Number of Holdings	4,328
Total Advisory Fee	$32,938,746
Portfolio Turnover	142%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.0
AAA - 5.5
AA - 0.9
A - 7.7
BBB - 15.4
BB - 2.9
B - 0.8
CCC,CC,C - 0.0
Not Rated - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.6
Corporate Bonds - 24.3
U.S. Government Agency - Mortgage Securities - 16.4
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 8.7
Preferred Securities - 0.2
Other Investments - 0.1
Bank Loan Obligations - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
Grand Cayman (UK Overseas Ter) - 4.4
Mexico - 0.7
Bailiwick Of Jersey - 0.7
Ireland - 0.6
United Kingdom - 0.5
Germany - 0.3
Switzerland - 0.3
Japan - 0.2
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
US Treasury Bonds	10.3
Fannie Mae Mortgage pass-thru certificates	5.3
Freddie Mac Gold Pool	4.4
Ginnie Mae II Pool	3.8
Uniform Mortgage Backed Securities	2.4
Freddie Mac Multifamily Structured pass-thru certificates	2.2
Citigroup Inc	1.2
Bank of America Corp	1.1
JPMorgan Chase & Co	0.9
65.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913590.102    3251-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class I : FGBPX

This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.50%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the fund's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment modestly detracted.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The fund's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	1.49%	-0.16%	1.88%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$11,833,010,166
Number of Holdings	4,328
Total Advisory Fee	$32,938,746
Portfolio Turnover	142%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.0
AAA - 5.5
AA - 0.9
A - 7.7
BBB - 15.4
BB - 2.9
B - 0.8
CCC,CC,C - 0.0
Not Rated - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.6
Corporate Bonds - 24.3
U.S. Government Agency - Mortgage Securities - 16.4
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 8.7
Preferred Securities - 0.2
Other Investments - 0.1
Bank Loan Obligations - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
Grand Cayman (UK Overseas Ter) - 4.4
Mexico - 0.7
Bailiwick Of Jersey - 0.7
Ireland - 0.6
United Kingdom - 0.5
Germany - 0.3
Switzerland - 0.3
Japan - 0.2
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
US Treasury Bonds	10.3
Fannie Mae Mortgage pass-thru certificates	5.3
Freddie Mac Gold Pool	4.4
Ginnie Mae II Pool	3.8
Uniform Mortgage Backed Securities	2.4
Freddie Mac Multifamily Structured pass-thru certificates	2.2
Citigroup Inc	1.2
Bank of America Corp	1.1
JPMorgan Chase & Co	0.9
65.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913588.102    1126-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class A : FBNAX

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.50%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 1.50% sales charge)	0.84%	1.88%	1.83%
Class A (without 1.50% sales charge)	2.38%	2.19%	1.99%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69%	2.17%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 43.3
AAA - 9.9
AA - 1.2
A - 21.3
BBB - 16.6
BB - 1.4
Not Rated - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.1
Corporate Bonds - 39.1
Asset-Backed Securities - 12.3
CMOs and Other Mortgage Related Securities - 4.2
Other Investments - 0.4
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 78.6
Grand Cayman (UK Overseas Ter) - 4.3
United Kingdom - 3.6
Canada - 2.8
Germany - 2.7
France - 1.4
Bailiwick Of Jersey - 1.2
Ireland - 1.1
Japan - 1.0
Others - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	43.1
Bank of America Corp	1.4
JPMorgan Chase & Co	1.3
Wells Fargo & Co	1.2
Goldman Sachs Group Inc/The	1.0
Citigroup Inc	0.9
Deutsche Bank AG/New York NY	0.9
General Motors Financial Co Inc	0.9
Barclays PLC	0.8
HSBC Holdings PLC	0.8
52.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913619.102    2842-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Investment Grade Bond Fund Fidelity® Investment Grade Bond Fund : FBNDX

This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Fund	$ 45	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the fund's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment modestly detracted.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The fund's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Investment Grade Bond Fund	1.54%	-0.12%	1.93%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$11,833,010,166
Number of Holdings	4,328
Total Advisory Fee	$32,938,746
Portfolio Turnover	142%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.0
AAA - 5.5
AA - 0.9
A - 7.7
BBB - 15.4
BB - 2.9
B - 0.8
CCC,CC,C - 0.0
Not Rated - 9.3
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.6
Corporate Bonds - 24.3
U.S. Government Agency - Mortgage Securities - 16.4
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 8.7
Preferred Securities - 0.2
Other Investments - 0.1
Bank Loan Obligations - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
Grand Cayman (UK Overseas Ter) - 4.4
Mexico - 0.7
Bailiwick Of Jersey - 0.7
Ireland - 0.6
United Kingdom - 0.5
Germany - 0.3
Switzerland - 0.3
Japan - 0.2
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
US Treasury Bonds	10.3
Fannie Mae Mortgage pass-thru certificates	5.3
Freddie Mac Gold Pool	4.4
Ginnie Mae II Pool	3.8
Uniform Mortgage Backed Securities	2.4
Freddie Mac Multifamily Structured pass-thru certificates	2.2
Citigroup Inc	1.2
Bank of America Corp	1.1
JPMorgan Chase & Co	0.9
65.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913589.102    26-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Short-Term Bond Fund Fidelity® Short-Term Bond Fund ETF Class : FSTB Principal U.S. Listing Exchange : The Nasdaq Stock Market LLC®

This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period June 16, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF ClassA	$ 4	0.20%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 43.3
AAA - 9.9
AA - 1.2
A - 21.3
BBB - 16.6
BB - 1.4
Not Rated - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.1
Corporate Bonds - 39.1
Asset-Backed Securities - 12.3
CMOs and Other Mortgage Related Securities - 4.2
Other Investments - 0.4
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 78.6
Grand Cayman (UK Overseas Ter) - 4.3
United Kingdom - 3.6
Canada - 2.8
Germany - 2.7
France - 1.4
Bailiwick Of Jersey - 1.2
Ireland - 1.1
Japan - 1.0
Others - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	43.1
Bank of America Corp	1.4
JPMorgan Chase & Co	1.3
Wells Fargo & Co	1.2
Goldman Sachs Group Inc/The	1.0
Citigroup Inc	0.9
Deutsche Bank AG/New York NY	0.9
General Motors Financial Co Inc	0.9
Barclays PLC	0.8
HSBC Holdings PLC	0.8
52.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9922434.100    9219-TSRA-1026

Item 2.

Code of Ethics

As of the end of the period, August 31, 2026, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Conservative Income Bond Fund, Fidelity Intermediate Bond Fund, Fidelity SAI Enhanced Core Bond Fund, Fidelity SAI Low Duration Bond Fund, Fidelity SAI Sustainable Core Plus Bond Fund, and Fidelity Tactical Bond Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Conservative Income Bond Fund	$49,200	$-	$9,900	$1,100
Fidelity Intermediate Bond Fund	$76,100	$-	$11,000	$1,600
Fidelity SAI Enhanced Core Bond Fund	$68,200	$-	$9,500	$1,300
Fidelity SAI Low Duration Bond Fund	$44,500	$-	$7,700	$900
Fidelity SAI Sustainable Core Plus Bond Fund	$114,500	$-	$10,300	$2,200
Fidelity Tactical Bond Fund	$74,000	$-	$11,300	$1,500

August 31, 2025 FeesA,B

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Flex Conservative Income Bond Fund	$49,700	$-	$9,900	$1,000
Fidelity Intermediate Bond Fund	$76,600	$-	$11,000	$1,500
Fidelity SAI Enhanced Core Bond Fund	$59,700	$-	$9,500	$500
Fidelity SAI Low Duration Bond Fund	$45,200	$-	$7,700	$900
Fidelity SAI Sustainable Core Plus Bond Fund	$116,300	$-	$10,300	$2,100
Fidelity Tactical Bond Fund	$76,300	$-	$11,300	$1,400

A Amounts may reflect rounding.
B Fidelity SAI Enhanced Core Bond Fund commenced operations on March 18, 2025.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Investment Grade Bond Fund, Fidelity SAI Short-Term Bond Fund, Fidelity SAI Total Bond Fund, and Fidelity Short-Term Bond Fund (the “Funds”):

Services Billed by PwC

August 31, 2026 FeesA	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Investment Grade Bond Fund	$95,600	$7,800	$14,200	$2,900
Fidelity SAI Short-Term Bond Fund	$75,700	$6,400	$14,200	$2,400
Fidelity SAI Total Bond Fund	$123,500	$9,600	$12,200	$3,600
Fidelity Short-Term Bond Fund	$93,700	$6,600	$14,200	$2,500

August 31, 2025 FeesA

Audit Fees		Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Investment Grade Bond Fund	$96,700	$7,900	$14,200	$3,200
Fidelity SAI Short-Term Bond Fund	$76,400	$6,500	$14,200	$2,600
Fidelity SAI Total Bond Fund	$124,200	$9,700	$12,200	$3,900
Fidelity Short-Term Bond Fund	$79,400	$6,700	$14,200	$2,700

A Amounts may reflect rounding

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2026A	August 31, 2025A,B
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Enhanced Core Bond Fund’s commencement of operations

Services Billed by PwC

	August 31, 2026A	August 31, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2026A	August 31, 2025A,B
Deloitte Entities	$2,655,500	$3,499,300
PwC	$14,657,700	$14,735,600

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Enhanced Core Bond Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of August 31, 2026, the members of the Audit Committee were Elizabeth S. Acton, Laura M. Bishop, Ann E. Dunwoody, Robert F. Gartland, Robert W. Helm, Mark A. Murray, Lester Owens, Edward Wiese, and Carol J. Zierhoffer.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Total Bond Fund

Annual Report
August 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Total Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 8.5%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2026-17A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9139% 7/20/2039 (c)(d)(o)		13,748,000	13,748,069
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (c)(d)(o)		4,241,000	4,249,749
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.0602% 1/25/2039 (c)(d)(o)		12,063,000	12,087,512
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 7/18/2038 (c)(d)(o)		13,825,000	13,882,263
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9637% 1/21/2039 (c)(d)(o)		14,158,000	14,159,685
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (c)(d)(o)		11,550,000	11,574,682
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (c)(d)(o)		15,994,000	16,006,411
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0829% 1/15/2038 (c)(d)(o)		13,131,000	13,147,493
Goldentree Ln Mgmt US CLO 19 Ltd / Goldentree Ln Mgmt US CLO 19 LLC Series 2026-19A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 7/20/2039 (c)(d)(o)		7,608,000	7,607,711
GoldenTree Loan Management US CLO Ltd Series 2026-21A Class DJR, CME Term SOFR 3 month Index + 4%, 7.7292% 10/20/2039 (c)(d)(o)		317,000	317,335
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0692% 10/20/2037 (c)(d)(o)		12,846,000	12,856,277
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8829% 4/16/2038 (c)(d)(o)		14,936,000	14,906,949
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (c)(d)(o)		11,390,000	11,407,256
TOTAL BAILIWICK OF JERSEY			145,951,392
BERMUDA - 0.2%
OHA Credit Funding Ltd Series 2026-18RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.7682% 7/20/2039 (c)(d)(o)		17,577,000	17,615,845
OHA Credit Funding Ltd Series 2026-18RA Class A2, CME Term SOFR 3 month Index + 1.35%, 4.9182% 7/20/2039 (c)(d)(o)		932,000	930,366
RR 27 Ltd Series 2025-27A Class A1AR, CME Term SOFR 3 month Index + 1.23%, 4.9829% 10/15/2040 (c)(d)(o)		6,917,000	6,918,577
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.9329% 4/15/2041 (c)(d)(o)		9,024,000	9,024,000
TOTAL BERMUDA			34,488,788
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (o)		2,270,215	2,277,654
GRAND CAYMAN (UK OVERSEAS TER) - 4.4%
720 East CLO X Ltd Series 2026-10A Class E, CME Term SOFR 3 month Index + 5.5%, 5.5% 10/20/2039 (b)(c)(d)(o)		250,000	250,026
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (c)(d)(o)		14,396,000	14,394,906
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0895% 7/17/2037 (c)(d)(o)		12,215,000	12,219,593
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.9492% 10/20/2038 (c)(d)(o)		19,226,000	19,255,820
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 4/19/2039 (c)(d)(o)		15,808,000	15,831,554
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (c)(d)(o)		15,363,000	15,382,250
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0692% 7/20/2038 (c)(d)(o)		9,447,000	9,484,514
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.1592% 7/20/2038 (c)(d)(o)		159,000	160,525
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 7/15/2038 (c)(d)(o)		13,365,000	13,400,457
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1018% 4/25/2034 (c)(d)(o)		14,872,677	14,876,008
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.1229% 10/15/2037 (c)(d)(o)		8,652,000	8,664,969
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9929% 4/15/2038 (c)(d)(o)		12,057,000	12,068,261
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 5.0395% 7/17/2038 (c)(d)(o)		18,547,000	18,584,168
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.0129% 1/15/2038 (c)(d)(o)		8,291,000	8,303,437
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (c)(d)(o)		150,000	149,663
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0992% 10/20/2037 (c)(d)(o)		14,512,000	14,527,905
Barings CLO Ltd Series 2026-3A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.8944% 7/20/2039 (c)(d)(o)		8,702,000	8,713,121
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.7529% 3/30/2038 (c)(d)(o)		125,000	125,045
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.0251% 7/24/2035 (c)(d)(o)		4,834,580	4,837,689
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 5.0002% 1/25/2039 (c)(d)(o)		12,763,000	12,770,913
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9729% 1/15/2039 (c)(d)(o)		12,121,000	12,144,224
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9992% 10/20/2038 (c)(d)(o)		12,943,000	12,969,934
Benefit Street Partners CLO V-B Ltd Series 2026-5BA Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.9392% 7/20/2039 (c)(d)(o)		8,416,000	8,430,526
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (c)(d)(o)		11,297,000	11,319,187
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4832% 4/22/2038 (c)(d)(o)		150,000	150,176
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (o)		9,984,823	9,479,557
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.6029% 3/31/2038 (c)(d)(o)		265,000	265,931
Capital Four US CLO V Ltd Series 2026-5A Class D1, CME Term SOFR 3 month Index + 2.95%, 6.6743% 7/15/2037 (c)(d)(o)		250,000	249,932
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (c)(d)(o)		9,291,000	9,312,351
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9492% 1/20/2039 (c)(d)(o)		13,715,000	13,733,118
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/20/2037 (c)(d)(o)		10,238,000	10,250,327
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.0102% 1/25/2038 (c)(d)(o)		9,435,000	9,440,416
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2038 (c)(d)(o)		11,696,000	11,725,462
Cedar Funding XX CLO Ltd Series 2026-20A Class A1, 0% 10/20/2039 (b)(c)(o)		9,326,000	9,326,047
CIFC Funding Ltd / CIFC Funding LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.5529% 1/15/2038 (c)(d)(o)		250,000	250,601
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9829% 10/15/2038 (c)(d)(o)		22,431,000	22,480,999
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9837% 7/21/2038 (c)(d)(o)		250,000	253,653
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.0229% 10/15/2038 (c)(d)(o)		12,247,000	12,276,772
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.0022% 10/23/2038 (c)(d)(o)		8,201,000	8,218,542
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (c)(d)(o)		14,305,000	14,319,262
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (c)(d)(i)(k)(o)		209,686	0
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.5529% 1/15/2039 (c)(d)(o)		255,000	255,407
Diameter Capital CLO Series 2026-6A Class ER, CME Term SOFR 3 month Index + 6%, 9.7529% 4/15/2039 (c)(d)(o)		250,000	253,291
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.1429% 10/15/2037 (c)(d)(o)		14,518,000	14,529,919
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.1329% 10/15/2037 (c)(d)(o)		15,072,000	15,079,280
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.9129% 4/15/2038 (c)(d)(o)		12,030,000	12,032,635
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.8529% 4/15/2038 (c)(d)(o)		150,000	150,061
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9732% 11/20/2038 (c)(d)(o)		23,424,000	23,458,199
Flatiron CLO 29 Ltd Series 2026-29A Class A1, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2039 (b)(c)(d)(o)		11,343,000	11,343,057
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.9292% 1/18/2039 (c)(d)(o)		12,078,000	12,100,368
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.0232% 10/22/2038 (c)(d)(o)		12,140,000	12,169,257
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/19/2037 (c)(d)(o)		14,290,000	14,301,432
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.0029% 4/15/2038 (c)(d)(o)		200,000	200,294
Fortress Credit BSL Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 5.6292% 4/20/2039 (c)(d)(o)		250,000	250,959
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (o)		9,336,354	9,298,907
GCM CLO Series 2026-1A Class E, CME Term SOFR 3 month Index + 5.5%, 9.1958% 7/20/2039 (c)(d)(o)		150,000	151,221
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (c)(d)(o)		14,263,000	14,291,883
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (o)		2,253,623	2,231,082
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (o)		957,041	949,857
Kennedy Lewis CLO 19 Ltd Series 2025-19A Class E, CME Term SOFR 3 month Index + 6%, 9.7332% 4/22/2036 (c)(d)(o)		100,000	100,149
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (c)(d)(o)		8,699,000	8,690,510
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.1602% 10/25/2037 (c)(d)(o)		15,155,000	15,180,051
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.1302% 7/25/2038 (c)(d)(o)		12,120,000	12,160,141
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (c)(d)(o)		8,410,000	8,414,735
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.1002% 1/25/2038 (c)(d)(o)		7,590,000	7,603,252
Magnetite XLVII Ltd Series 2024-47A Class A, CME Term SOFR 3 month Index + 1.33%, 5.1402% 1/25/2038 (c)(d)(o)		12,231,000	12,260,501
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.1029% 7/15/2037 (c)(d)(o)		14,497,000	14,497,000
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2026-29AR Class AR2, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/15/2039 (c)(d)(o)		14,497,000	14,497,072
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.7529% 7/15/2037 (c)(d)(o)		100,000	100,000
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.9602% 1/25/2038 (c)(d)(o)		11,119,000	11,120,023
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9929% 1/15/2038 (c)(d)(o)		15,208,000	15,221,490
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9792% 10/20/2037 (c)(d)(o)		125,000	125,081
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2038 (c)(d)(o)		14,355,000	14,341,750
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/20/2037 (c)(d)(o)		10,712,000	10,748,956
Navesink CLO 3 Ltd / Navesink CLO 3 LLC Series 2026-3A Class D2R, CME Term SOFR 3 month Index + 4.35%, 8.0358% 7/15/2037 (c)(d)(o)		250,000	250,027
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.1292% 7/18/2038 (c)(d)(o)		12,152,000	12,168,770
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2037 (c)(d)(o)		20,095,000	20,117,647
Obra CLO 4 Ltd / LLC Series 2026-4A Class D, CME Term SOFR 3 month Index + 3.3%, 6.9794% 7/20/2039 (c)(d)(o)		150,000	151,484
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8437% 1/21/2038 (c)(d)(o)		10,956,000	10,919,593
OCP Aegis CLO Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.3337% 1/21/2038 (c)(d)(o)		250,000	250,650
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.0751% 10/24/2038 (c)(d)(o)		12,973,000	13,001,696
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 4.9529% 10/15/2038 (c)(d)(o)		8,515,000	8,530,676
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9592% 4/20/2038 (c)(d)(o)		7,918,000	7,938,618
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.968% 7/20/2039 (c)(d)(o)		12,336,000	12,351,198
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.0232% 1/22/2038 (c)(d)(o)		13,866,000	13,890,071
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0592% 10/20/2037 (c)(d)(o)		10,862,000	10,875,089
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.8732% 2/20/2038 (c)(d)(o)		10,810,000	10,809,827
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/18/2038 (c)(d)(o)		4,722,000	4,729,522
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.9392% 10/20/2038 (c)(d)(o)		13,365,000	13,392,879
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.9192% 4/20/2039 (c)(d)(o)		10,461,000	10,463,584
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (c)(d)(o)		9,486,344	9,488,962
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.5406% 2/15/2033 (c)(d)(o)		9,045,384	9,037,387
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 10/20/2038 (c)(d)(o)		12,426,000	12,430,175
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (o)		3,387,767	3,330,209
Regatta 36 Fdg Ltd / Regatta 36 Fdg LLC Series 2026-1A Class D2, 8.5% 4/15/2039 (o)		250,000	239,990
Rowe CLO Ltd Series 2026-2A Class A1, CME Term SOFR 3 month Index + 1.26%, 5.0923% 7/20/2039 (c)(d)(o)		9,711,000	9,721,566
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.1029% 10/15/2039 (c)(d)(o)		6,032,000	6,040,590
RR 7 Ltd Series 2026-7A Class A1A2, CME Term SOFR 3 month Index + 1.24%, 5.0182% 10/15/2039 (c)(d)(o)		17,526,000	17,561,052
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (c)(d)(o)		8,766,000	8,761,100
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2041 (c)(d)(o)		13,618,000	13,622,181
Sandstone Peak III Ltd Series 2026-1A Class D2R, 8.565% 4/25/2037 (o)		335,000	327,509
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.0295% 7/17/2038 (c)(d)(o)		7,970,000	7,985,486
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9995% 10/17/2038 (c)(d)(o)		12,284,000	12,300,178
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0695% 7/17/2038 (c)(d)(o)		9,996,000	10,009,625
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 8.5203% (c)(d)(i)(k)(o)		570,607	0
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (o)		1,219,215	1,215,584
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.5718% 4/6/2042 (c)(d)(o)		934,000	752,117
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (c)(d)(o)		4,156,000	4,164,844
Voya CLO Ltd Series 2026-1A Class A1AR, CME Term SOFR 3 month Index + 1.22%, 4.9825% 7/15/2039 (c)(d)(o)		17,000,000	17,016,303
Wellington Management CLO 6 Ltd Series 2026-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/20/2038 (b)(c)(d)(o)		9,628,000	9,638,523
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			972,190,373
IRELAND - 0.0%
Blackrock European Clo III Designated Activity Co Series 2026-3XR Class ARR, 3 month EURIBOR + 1.27%, 3.64% 10/19/2039 (c)(d)(p)	EUR	750,000	871,380
CIFC European Funding CLO I DAC Series 2026-1X Class ARR, 3 month EURIBOR + 1.27%, 3.597% 7/15/2040 (c)(d)(p)	EUR	1,480,000	1,722,474
CVC Cordatus Loan Fund XVII DAC Series 2026-17XR Class ARR, 3 month EURIBOR + 1.27%, 3.82 2/27/2041 (c)(d)(p)	EUR	1,850,000	2,148,868
Jubilee CLO DAC Series 2026-25X Class AR, 3 month EURIBOR + 1.3%, 3.627% 10/15/2039 (c)(d)(p)	EUR	925,000	1,075,894
RRE 12 Loan Management DAC Series 2026-12X Class A1RR, 3 month EURIBOR + 1.27%, 3.616% 10/15/2041 (c)(d)(p)	EUR	630,000	732,992
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (o)		2,345,182	2,350,818
TOTAL IRELAND			8,902,426
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/18/2039 (c)(d)(o)		15,904,000	15,934,933
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (c)(d)(o)		11,745,000	11,734,077
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 1/20/2038 (c)(d)(o)		8,071,000	8,093,131
TOTAL MULTI-NATIONAL			35,762,141
NETHERLANDS - 0.0%
Avoca CLO XIII DAC Series 2026-13X Class ARRR, 3 month EURIBOR + 1.26%, 3.587% 10/15/2039 (c)(d)(p)	EUR	1,730,000	2,012,277
UNITED STATES - 3.0%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (o)		6,544,158	6,528,955
AASET Trust Series 2026-1A Class A1, 5.646% 7/16/2051 (o)		3,834,064	3,803,391
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (o)		6,312,605	6,350,787
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (o)		5,731,076	5,765,740
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (o)		11,300,000	11,306,912
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (o)		7,200,000	7,133,876
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (o)		4,320,000	4,282,578
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (o)		8,580,000	8,510,530
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (o)		8,803,883	8,784,261
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (o)		523,345	520,361
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (o)		128,885	128,003
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (o)		2,101,071	2,101,753
Autonation Finance Trust Series 2026-N1A Class A3, 4.63% 12/16/2030 (o)		1,855,000	1,849,008
Auxilior Term Funding LLC Series 2026-1A Class A2, 4.64% 2/15/2029 (o)		1,195,000	1,195,406
Avis Budget Rental Car Funding AESOP LLC Series 2023-4A Class A, 5.49% 6/20/2029 (o)		4,170,000	4,209,981
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (o)		1,120,000	1,117,896
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (o)		3,300,000	3,272,612
Avis Budget Rental Car Funding AESOP LLC Series 2026-4A Class A, 5.09% 12/20/2032 (o)		3,300,000	3,268,234
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2037 (o)		1,537,297	1,524,536
BHG Securitization Trust Series 2026-2CON Class A, 5.07% 9/17/2037		6,430,000	6,401,855
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (o)		2,073,119	2,049,038
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028		2,454,137	2,456,167
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032		535,000	528,162
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031		3,700,000	3,696,871
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031		3,300,000	3,290,704
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (o)		843,717	837,797
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (o)		955,035	947,397
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (o)		4,356,038	4,308,575
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (o)		4,000,000	3,987,217
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (o)		2,500,000	2,524,479
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (o)		2,850,000	2,765,759
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (o)		1,526,000	1,575,945
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (o)		9,771,285	9,663,926
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (o)		9,300,000	9,082,082
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (o)		10,158,238	9,971,838
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (o)		8,237,750	8,002,086
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (o)		8,565,000	8,453,647
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (o)		9,880,000	9,759,473
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (o)		2,100,000	2,084,404
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (o)		1,253,897	1,260,234
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (o)		748,714	749,721
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (o)		4,700,000	4,665,345
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (o)		6,002,413	5,971,103
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (o)		5,501,433	5,221,338
Exeter Automobile Receivables Trust Series 2026-4A, 4.37% 12/15/2028		2,933,000	2,931,819
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030		1,523,602	1,524,933
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030		1,360,000	1,357,258
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (o)		25,789,787	25,509,901
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (o)		11,157,301	11,017,160
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (o)		15,734,062	15,700,917
Goldentree Loan Management US CLO 14 Ltd Series 2026-31A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9491% 7/20/2040 (c)(d)(o)		11,561,000	11,591,382
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.8992% 10/20/2039 (c)(d)(o)		7,591,000	7,593,368
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.9902% 1/25/2038 (c)(d)(o)		10,526,000	10,526,000
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (o)		5,300,000	5,294,792
Greensky Home Improvement Issuer Trust Series 2026-A Class A3, 5.14% 12/15/2070 (o)		5,160,000	5,146,111
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (o)		487,233	474,580
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (o)		2,236,233	2,220,063
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (o)		318,037	293,975
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (o)		5,480,305	5,486,320
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (o)		19,310,925	19,180,991
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (o)		7,627,950	7,572,051
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028		1,554,271	1,554,843
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (c)(d)(o)		12,191,000	12,197,327
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (o)		661,218	662,225
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (o)		3,885,824	3,891,383
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (o)		6,800,000	6,787,891
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (o)		260,000	263,150
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (o)		655,000	648,866
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (o)		1,400,000	1,387,919
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (o)		18,050,448	17,509,281
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9695% 10/17/2038 (c)(d)(o)		12,210,000	12,225,873
Oha Credit Funding 22-R Ltd Series 2026-22RA, CME Term SOFR 3 month Index + 1.2%, 4.9674% 10/20/2039 (c)(d)(o)		10,955,000	10,955,055
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (o)		600,000	596,843
Onemain Financial Issuance Trust Series 2026-1A Class A, 4.98% 7/14/2039 (o)		2,200,000	2,191,479
OneMain Financial Issuance Trust Series 2026-2A Class A, 4.98% 1/14/2038 (o)		4,300,000	4,288,912
Optn Series 2026-A Class A, 4.32% 1/9/2034 (o)		4,295,000	4,250,056
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (o)		3,638,887	3,647,392
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (o)		8,788,728	8,504,832
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (o)		892,049	902,088
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (o)		7,210,000	7,161,693
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (o)		9,147,105	8,693,095
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (o)		9,030,183	8,328,194
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (o)		8,319,150	8,174,732
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (o)		2,098,613	2,103,910
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0708% 7/25/2054 (c)(d)(o)		3,669,049	3,660,788
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (o)		800,000	797,100
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (o)		797,000	784,228
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (o)		870,000	866,696
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)(o)		2,584,395	2,545,885
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (o)		2,509,665	2,513,221
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (o)		724,000	703,076
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (o)		4,931,627	4,923,266
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (o)		4,100,000	4,096,848
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029		3,420,421	3,424,773
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (o)		3,812,000	3,679,841
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (o)		1,446,392	1,442,608
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (o)		1,700,000	1,674,936
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (c)(i)(o)		747,000	541,892
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (o)		7,813,194	7,799,656
Sofi Consumer Loan Program Trust Series 2026-2 Class A, 4.27% 3/25/2036 (o)		7,465,211	7,452,258
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class A, 4.77% 8/20/2031 (o)		6,400,000	6,390,308
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (o)		10,784,903	10,630,093
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (o)		23,023,905	23,062,818
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (o)		12,296,970	12,278,425
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (o)		14,906,490	14,199,047
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (o)		19,762,988	19,315,957
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (o)		7,351,065	7,118,073
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (o)		1,205,000	1,220,298
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (o)		27,815,000	27,136,300
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6418% 9/25/2034 (c)(d)		5,499	5,838
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (o)		4,289,213	4,256,842
Towr Series 2026-1A Class B, 5.882% 4/25/2056 (o)		543,000	537,552
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (o)		1,081,000	1,075,234
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (o)		1,344,000	1,337,352
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (o)		270,000	267,931
U S Bank Natl Assn Series 2026-SUP1 Class E, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.1432% 6/27/2033 (c)(d)(o)		700,288	700,289
U S Bank Natl Assn Series 2026-XOV1 Class D, U.S. 30-Day Avg. SOFR Index + 4.75%, 0% 9/25/2033 (c)(d)(o)		250,000	250,000
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (o)		3,849,653	3,826,971
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (o)		875,674	869,886
Upgrade Master Pass-Thru Trust Series 2026-ST4 Class A, 4.541% 10/15/2035 (o)		2,274,000	2,272,670
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (o)		810,000	804,151
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (o)		1,100,000	1,107,876
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (o)		3,258,000	3,315,683
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (o)		650,000	647,390
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (c)(o)		2,656,341	2,654,439
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (o)		2,845,507	2,850,583
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (o)		3,700,000	3,697,528
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (o)		867,391	867,763
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (o)		464,298	465,091
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (o)		9,621,541	9,544,567
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (o)		249,131	250,691
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (o)		8,130,681	7,995,350
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028		974,500	976,878
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027		661,012	661,168
TOTAL UNITED STATES			671,756,757
TOTAL ASSET-BACKED SECURITIES (Cost $1,879,118,860)			1,873,341,808

Bank Loan Obligations - 5.4%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9353% 12/13/2029 (c)(d)(h)	1,498,582	1,501,774
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9353% 1/22/2031 (c)(d)(h)	155,593	155,912
		1,657,686
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 9/20/2030 (c)(d)(h)	3,050,582	3,050,033
TOTAL CONSUMER DISCRETIONARY		4,707,719
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 9/18/2031 (c)(d)(h)	2,152,225	2,153,581
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
VetStrategy Canada Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7322% 12/12/2031 (c)(d)(h)	3,507,328	3,516,973
Health Care Technology - 0.0%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5727% 11/3/2031 (c)(d)(h)	1,759,372	1,749,484
TOTAL HEALTH CARE		5,266,457
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5727% 3/21/2031 (c)(d)(h)	994,352	992,114
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6546% 5/30/2028 (c)(d)(h)	2,737,311	2,586,759
TOTAL CANADA		15,706,630
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (c)(d)(h)(i)	888,410	888,410
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 15%, 15% 11/30/2026 (c)(d)(h)(i)	412,246	412,246

TOTAL COLOMBIA		1,300,656
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 12/13/2032 (c)(d)(h)	2,849,269	2,848,614
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (c)(d)(h)	1,662,485	1,667,822
Ahlstrom Holding 3 Oy Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2815% 5/23/2030 (c)(d)(h)	1,455,082	1,459,752

TOTAL FINLAND		3,127,574
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (c)(d)(h)	12,354,890	12,521,682
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Banijay Gaming SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 12/10/2031 (c)(d)(h)	710,000	712,364
TOTAL FRANCE		13,234,046
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7043% 4/3/2030 (c)(d)(h)	2,144,625	2,155,691
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7043% 4/30/2030 (c)(d)(h)	1,825,355	1,833,825

TOTAL GERMANY		3,989,516
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1644% 10/18/2029 (c)(d)(h)	1,963,047	1,967,955
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0172% 1/9/2032 (c)(d)(h)	1,689,600	1,687,218
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(h)(i)(k)	2,068,832	0
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.25%, 25% 3/31/2033 (c)(d)(h)(i)	65,069	65,069
BYJU's Alpha Inc Tranche SECOND OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6439% 3/31/2033 (c)(d)(h)(i)	145,961	145,961
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6439% 3/31/2033 (c)(d)(h)(i)	642,612	227,163

TOTAL INDIA		438,193
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 6/4/2032 (c)(d)(h)	1,574,100	1,544,979
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7529% 10/31/2027 (c)(d)(h)	98,974	61,240
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (c)(d)(h)	2,488,959	2,124,327
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (c)(d)(h)(k)	738,266	15,873
TOTAL FINANCIALS		2,140,200
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.843% 1/30/2031 (c)(d)(h)	1,266,693	1,214,442
TOTAL LUXEMBOURG		3,415,882
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 1/17/2032 (c)(d)(h)	2,582,814	2,585,500
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.4799% 10/8/2032 (c)(d)(h)	698,250	698,689
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.213% 7/8/2031 (c)(d)(h)	2,423,623	2,431,961
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche NEW HOLDCO, term loan CME Term SOFR 3 month Index + 12%, 12% 8/31/2029 (c)(d)(h)(i)	1,568,047	838,639
Enstall Group BV Tranche REINSTATED TERM 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3322% 8/31/2030 (c)(d)(h)(i)	2,189,585	2,006,186
TOTAL UTILITIES		2,844,825
TOTAL NETHERLANDS		8,560,975
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0029% 1/31/2032 (c)(d)(h)	590,000	577,392
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.55% 11/17/2031 (c)(d)(h)	2,877,457	2,886,204
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (c)(d)(h)	3,488,258	3,387,970
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (c)(d)(h)	5,255,434	5,157,736

TOTAL SWITZERLAND		8,545,706
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1466% 12/2/2031 (c)(d)(h)	6,179,696	6,202,499
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8009% 7/21/2030 (c)(d)(h)	5,258,532	5,247,016
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 7/31/2032 (c)(d)(h)	1,477,079	1,473,386
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/31/2029 (c)(d)(h)	2,012,956	2,011,970
TOTAL CONSUMER DISCRETIONARY		8,732,372
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9205% 8/30/2032 (c)(d)(h)	1,079,575	1,083,170
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/10/2031 (c)(d)(h)	6,630,000	6,652,807
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6853% 1/21/2030 (c)(d)(h)	706,107	708,501
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6525% 10/21/2030 (c)(d)(h)	1,110,430	1,108,886
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9381% 3/15/2032 (c)(d)(h)	3,064,050	3,047,443
TOTAL INDUSTRIALS		4,156,329
TOTAL UNITED KINGDOM		27,535,678
UNITED STATES - 5.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC Tranche EXCHANGE TL, term loan 10.8201% 7/2/2031 (c)(h)	2,630,181	2,700,880
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.9364% 4/3/2031 (c)(d)(h)	2,080,000	1,773,200
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 3/29/2032 (c)(d)(h)	4,115,000	4,128,950
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 10/6/2032 (c)(d)(h)	2,293,475	2,296,342
		10,899,372
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3822% 2/10/2027 (c)(d)(h)	4,114,722	3,030,493
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.2382% 5/15/2031 (c)(d)(h)	6,380,000	6,413,495
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 8/30/2030 (c)(d)(h)	916,822	919,261
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6519% 10/21/2032 (c)(d)(h)	641,775	641,775
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2509% 8/4/2033 (c)(d)(h)	6,535,000	6,595,122
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/17/2033 (c)(d)(h)	1,675,232	1,681,514
		19,281,660
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 7/8/2031 (c)(d)(h)	943,914	911,471
Media - 0.2%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.277% 8/21/2031 (c)(d)(h)	1,161,040	1,152,332
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.0136% 4/18/2030 (c)(d)(h)	2,236,979	1,864,142
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (c)(d)(h)	7,477,647	7,045,813
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/3/2033 (c)(d)(h)	8,978,942	8,996,451
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2056% 6/16/2032 (c)(d)(h)	2,294,167	2,202,401
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/28/2032 (c)(d)(h)	2,054,250	2,054,003
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 3/21/2033 (c)(d)(h)	2,530,286	2,536,258
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.2938% 12/31/2029 (c)(d)(h)	268,359	246,724
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9822% 12/31/2030 (c)(d)(h)	1,435,569	1,293,807
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7227% 2/19/2030 (c)(d)(h)	522,956	382,088
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 6/24/2029 (c)(d)(h)	648,000	648,538
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0509% 1/31/2029 (c)(d)(h)	4,219,417	4,180,978
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 1/30/2031 (c)(d)(h)	3,495,000	3,522,785
		36,126,320
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 1/30/2031 (c)(d)(h)	4,298,645	4,321,471
NTI Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.061% 7/1/2033 (c)(d)(h)	1,190,000	1,172,150
		5,493,621
TOTAL COMMUNICATION SERVICES		72,712,444
Consumer Discretionary - 1.0%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.907% 2/3/2033 (c)(d)(h)	1,101,063	1,103,133
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5364% 3/3/2028 (c)(d)(h)	1,941,378	1,101,732
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 1/28/2032 (c)(d)(h)	3,672,334	3,681,515
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 5/6/2030 (c)(d)(h)	2,806,595	2,814,314
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 3/25/2032 (c)(d)(h)	1,076,402	1,076,402
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8822% 12/22/2028 (c)(d)(h)	743,107	532,384
		10,309,480
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3009% 6/3/2028 (c)(d)(h)	4,767,443	4,599,295
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 4/19/2030 (c)(d)(h)	1,308,425	1,308,425
		5,907,720
Broadline Retail - 0.1%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0575% 11/8/2032 (c)(d)(h)	1,746,583	1,752,189
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/23/2032 (c)(d)(h)	30,848,289	30,969,523
		32,721,712
Distributors - 0.1%
ADI Global Distribution Funding LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 7/1/2033 (c)(d)(h)	395,000	395,494
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 12/11/2030 (c)(d)(h)	5,077,167	5,017,510
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 12/29/2032 (c)(d)(h)	3,496,238	3,447,290
BCPE HIPH Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7337% 7/5/2033 (c)(d)(h)	732,611	735,967
BCPE HIPH Parent Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4%, 1% 7/5/2033 (c)(d)(h)(j)	77,389	77,743
Protective Industrial Products Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4087% 5/21/2032 (c)(d)(h)	2,403,800	2,412,261
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 8/1/2030 (c)(d)(h)	2,264,646	2,271,530
		14,357,795
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2056% 7/2/2033 (c)(d)(h)	6,565,000	6,585,942
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 11/2/2029 (c)(d)(h)	2,170,272	2,172,984
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1525% 8/19/2030 (c)(d)(h)	1,246,875	1,240,641
		9,999,567
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7505% 2/7/2029 (c)(d)(h)	3,568,327	3,580,602
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2587% 8/5/2033 (c)(d)(h)	1,165,702	1,166,798
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/6/2030 (c)(d)(h)	8,061,482	7,863,331
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/6/2031 (c)(d)(h)	1,160,365	1,115,888
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0625% 11/1/2031 (c)(d)(h)	2,316,209	1,791,009
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0625% 6/29/2029 (c)(d)(h)	2,163,579	1,773,680
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 4/2/2029 (c)(d)(h)	2,249,165	2,262,075
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/29/2029 (c)(d)(h)	15,992,557	16,026,462
Fitness International LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 2/12/2029 (c)(d)(h)	928,625	930,482
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 11/30/2030 (c)(d)(h)	3,721,678	3,644,155
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 1/28/2032 (c)(d)(h)	3,402,597	3,281,805
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2609% 12/4/2031 (c)(d)(h)	1,432,987	1,435,939
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 1/17/2031 (c)(d)(h)	1,811,247	1,804,962
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 7/18/2033 (c)(d)(h)	4,219,571	4,199,528
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4173% 11/8/2030 (c)(d)(h)	1,144,889	1,147,465
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.593% 10/31/2031 (c)(d)(h)	4,824,873	4,657,208
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 4/26/2030 (c)(d)(h)	3,513,382	3,473,857
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3904% 11/5/2031 (c)(d)(h)	1,945,474	1,941,583
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6587% 4/16/2029 (c)(d)(h)	2,095,131	2,095,131
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (c)(d)(h)	3,276,265	3,140,497
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 7/18/2031 (c)(d)(h)	820,000	819,844
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2322% 8/18/2032 (c)(d)(h)	1,167,409	1,167,409
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6864% 7/2/2032 (c)(d)(h)	3,627,560	3,451,624
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (c)(d)(h)(j)	155,436	147,897
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 3/14/2031 (c)(d)(h)	3,470,125	3,477,169
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5068% 11/21/2031 (c)(d)(h)	1,848,549	1,846,478
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3921% 8/13/2033 (c)(d)(h)	3,850,000	3,858,740
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0723% 9/3/2029 (c)(d)(h)	1,538,472	1,343,671
		83,445,289
Household Durables - 0.0%
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.65% 10/24/2031 (c)(d)(h)	1,039,250	1,045,485
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 6/29/2028 (c)(d)(h)	3,160,271	3,028,582
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (c)(d)(h)	5,622,513	5,588,553
		9,662,620
Specialty Retail - 0.3%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7577% 10/16/2031 (c)(d)(h)	3,023,692	3,027,471
Carvana Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 8/15/2033 (c)(d)(h)(l)	1,625,000	1,615,526
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5141% 2/23/2029 (c)(d)(h)	3,248,842	3,200,857
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9556% 6/9/2031 (c)(d)(h)	1,443,293	1,443,899
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5381% 6/6/2031 (c)(d)(h)	1,448,044	1,117,963
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6881% 6/6/2031 (c)(d)(h)	1,120,393	929,926
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 3/15/2033 (c)(d)(h)	905,000	903,588
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(d)(h)(i)(k)	5,979	0
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2254% 3/15/2031 (c)(d)(h)	2,310,660	2,315,812
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 10/14/2032 (c)(d)(h)	1,361,588	1,366,353
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3009% 10/20/2028 (c)(d)(h)	2,786,223	2,736,824
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 10/20/2028 (c)(d)(h)	714,345	708,873
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3102% 2/26/2033 (c)(d)(h)	3,367,750	3,254,088
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.561% 9/4/2029 (c)(d)(h)	7,903,053	7,396,310
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 4/30/2031 (c)(d)(h)	2,825,000	2,843,363
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 10/31/2029 (c)(d)(h)	3,400,818	3,399,118
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 2/10/2033 (c)(d)(h)	1,170,000	1,169,064
		37,429,035
Textiles, Apparel & Luxury Goods - 0.0%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4837% 8/26/2031 (c)(d)(h)	3,870,260	3,871,459
TOTAL CONSUMER DISCRETIONARY		207,704,677
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7529% 4/1/2032 (c)(d)(h)	1,279,844	1,278,475
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0822% 1/24/2029 (c)(d)(h)	1,894,165	1,324,855
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9322% 1/24/2030 (c)(d)(h)	544,453	205,258
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2322% 1/24/2029 (c)(d)(h)	1,516,291	1,536,382
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 3/31/2031 (c)(d)(h)	4,578,525	4,604,806
		8,949,776
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (c)(d)(h)	3,126,694	2,847,262
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5822% 8/1/2029 (c)(d)(h)	2,755,128	1,861,089
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 3/31/2031 (c)(d)(h)(i)	817,989	595,087
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.7322% 9/30/2030 (c)(d)(h)(i)	215,942	206,505
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.002% 4/1/2029 (c)(d)(h)	576,825	576,104
		6,086,047
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 12/23/2030 (c)(d)(h)	1,620,270	1,627,026
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 10/28/2032 (c)(d)(h)	2,278,550	2,286,684
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(d)(h)(i)(k)	2,534,723	959,976
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 2/12/2031 (c)(d)(h)	2,279,662	2,256,866
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2612% 7/9/2032 (c)(d)(h)	2,483,177	2,495,592
		9,626,144
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5509% 5/17/2028 (c)(d)(h)	1,631,706	1,449,167
Prestige Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 6/13/2033 (c)(d)(h)	962,807	967,621
		2,416,788
TOTAL CONSUMER STAPLES		27,078,755
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.3921% 7/9/2031 (c)(d)(h)	1,699,725	1,707,952
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 12/31/2032 (c)(d)(h)	4,616,847	4,597,410
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7081% 5/17/2032 (c)(d)(h)	1,295,000	1,299,312
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2322% 4/1/2030 (c)(d)(h)	992,393	994,874
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 5/30/2031 (c)(d)(h)	715,037	716,231
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (c)(d)(h)(k)	21,783,821	13,708,342
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9114% 5/25/2029 (c)(d)(h)	1,620,573	1,619,568
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9114% 5/25/2029 (c)(d)(h)	202,708	202,582
TOTAL ENERGY		24,846,271
Financials - 0.6%
Capital Markets - 0.1%
Broadstreet Partners Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/16/2031 (c)(d)(h)	2,957,945	2,912,097
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6614% 6/10/2033 (c)(d)(h)	6,125,007	6,135,542
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 5/17/2031 (c)(d)(h)	1,569,782	1,567,820
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 9/15/2031 (c)(d)(h)	3,200,042	3,160,778
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 9/5/2031 (c)(d)(h)	1,709,073	1,706,697
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5087% 2/3/2032 (c)(d)(h)	3,312,014	3,303,734
Hightower Holding LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (c)(d)(h)(j)(l)	146,250	145,884
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 6/30/2033 (c)(d)(h)	3,790,000	3,805,804
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 11/26/2031 (c)(d)(h)	1,343,000	1,345,793
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 12/1/2028 (c)(d)(h)	991,170	994,065
		25,078,214
Financial Services - 0.2%
ACNR Holdings Inc 2LN, term loan 13% (c)(h)(i)(m)	320,934	317,468
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4353% 11/5/2032 (c)(d)(h)	1,577,082	1,576,830
Cub Financing Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0087% 8/5/2033 (c)(d)(h)	715,000	718,132
Cyrusone Holdco LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7375% 7/8/2033 (c)(d)(h)	1,020,000	990,675
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (c)(d)(h)(i)(k)	81,990	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 9/22/2032 (c)(d)(h)	1,721,350	1,377,080
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.6421% 1/9/2027 (c)(d)(h)(i)	1,712,193	1,703,632
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6677% 4/16/2029 (c)(d)(h)	989,781	987,306
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 11/17/2031 (c)(d)(h)	3,457,269	3,374,502
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 7/31/2031 (c)(d)(h)	4,516,486	4,394,179
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 7/31/2031 (c)(d)(h)	1,213,294	1,198,504
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4364% 2/16/2032 (c)(d)(h)	935,000	906,370
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7486% 10/8/2032 (c)(d)(h)	1,371,563	1,372,852
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 8/2/2032 (c)(d)(h)	743,453	732,769
Project Build Tranche DELAYED DRAW TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 1% 6/30/2031 (c)(d)(h)(j)	743,085	726,366
Project Build Tranche TAKEBACK TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1658% 6/30/2031 (c)(d)(h)	5,842,078	5,710,631
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5602% 2/20/2030 (c)(d)(h)	1,350,462	1,350,462
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2032 (c)(d)(h)	873,302	873,669
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 6/24/2031 (c)(d)(h)	1,566,150	1,563,832
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (h)(i)	2,442,450	2,456,201
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2332% 2/20/2032 (c)(d)(h)	8,437,668	8,474,035
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (c)(d)(h)(l)	765,000	767,547
		41,573,042
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 6/21/2032 (c)(d)(h)	3,750,166	2,965,743
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 11/6/2030 (c)(d)(h)	16,463,513	13,939,163
Alera Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 5/28/2032 (c)(d)(h)	4,085,328	3,988,833
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 9/19/2031 (c)(d)(h)	2,900,978	2,893,581
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 1/30/2032 (c)(d)(h)	2,273,161	2,250,452
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 9/19/2030 (c)(d)(h)	4,731,600	4,687,265
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 9/19/2030 (c)(d)(h)	2,088,900	2,069,745
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5727% 2/23/2033 (c)(d)(h)	15,498,506	14,833,312
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.3343% 1/20/2029 (c)(d)(h)	1,308,138	1,309,302
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 5/6/2031 (c)(d)(h)	4,490,484	4,416,391
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9837% 6/20/2030 (c)(d)(h)	6,061,857	6,076,041
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 9/15/2031 (c)(d)(h)	1,131,840	1,130,425
TFP US Financing LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4832% 8/19/2033 (c)(d)(h)	2,255,000	2,218,356
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 9/29/2030 (c)(d)(h)	1,010,397	1,010,680
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 11/21/2029 (c)(d)(h)	3,991,770	3,993,646
		67,782,935
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
TPG RE Finance Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 5/16/2033 (c)(d)(h)	1,275,000	1,278,187
TOTAL FINANCIALS		135,712,378
Health Care - 0.5%
Biotechnology - 0.0%
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4283% 4/27/2033 (c)(d)(h)	1,325,000	1,323,622
Creek Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6404% 8/12/2033 (c)(d)(h)	4,255,000	4,265,638
Grifols International Services USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1869% 4/14/2033 (c)(d)(h)	1,381,538	1,385,516
		6,974,776
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 1/15/2031 (c)(d)(h)	2,670,781	2,685,471
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9945% 4/7/2033 (c)(d)(h)	4,995,000	4,922,423
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 8/1/2031 (c)(d)(h)	3,932,216	3,947,945
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.5%, 5.1864% 5/30/2033 (c)(d)(h)	1,157,764	1,154,222
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1864% 8/21/2030 (c)(d)(h)	965,938	912,811
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 8/23/2032 (c)(d)(h)	3,176,000	3,073,574
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 5/30/2031 (c)(d)(h)	1,192,951	1,196,684
		17,893,130
Health Care Providers & Services - 0.2%
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.6864% 9/17/2032 (c)(d)(h)	631,825	633,765
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.7322% 6/28/2029 (c)(d)(h)(i)	973,593	141,074
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1446% 6/30/2031 (c)(d)(h)	2,112,463	2,117,153
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 5/9/2031 (c)(d)(h)	2,863,852	2,857,580
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 2/6/2033 (c)(d)(h)	1,135,000	1,139,063
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2227% 8/13/2031 (c)(d)(h)	630,000	632,558
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.9087% 10/1/2032 (c)(d)(h)	954,489	958,622
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6864% 9/24/2031 (c)(d)(h)	3,172,971	2,955,623
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 10/23/2031 (c)(d)(h)	861,735	866,448
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.1041% 10/23/2031 (c)(d)(h)(j)	111,743	112,354
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 8/25/2032 (c)(d)(h)	1,709,177	1,714,168
McKesson Medical-Surgical Top Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 6/9/2032 (c)(d)(h)	2,440,000	2,447,637
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 4/15/2031 (c)(d)(h)	2,245,898	2,253,174
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 12/29/2030 (c)(d)(h)	357,996	302,507
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6864% 12/12/2030 (c)(d)(h)	4,653,338	4,696,567
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 2/21/2031 (c)(d)(h)	1,281,597	1,282,917
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1881% 12/4/2031 (c)(d)(h)	5,257,338	5,266,013
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 3/31/2033 (c)(d)(h)	1,595,000	1,587,599
		31,964,822
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/16/2032 (c)(d)(h)	2,265,000	2,262,576
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	700,000	671,342
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4556% 3/26/2032 (c)(d)(h)	529,650	503,830
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4556% 5/1/2031 (c)(d)(h)	4,674,519	4,458,322
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 9/28/2029 (c)(d)(h)	2,777,482	2,753,623
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 11/26/2031 (c)(d)(h)	4,358,768	4,316,183
		14,965,876
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 12/12/2031 (c)(d)(h)	4,994,453	5,013,183
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 10/8/2030 (c)(d)(h)	16,557,275	16,456,773
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 8/2/2032 (c)(d)(h)	1,602,898	1,608,235
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4556% 10/31/2032 (c)(d)(h)	741,275	740,904
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 4/23/2031 (c)(d)(h)	2,475,900	2,481,050
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 5/5/2028 (c)(d)(h)	2,697,341	2,703,922
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 5/19/2031 (c)(d)(h)	2,495,395	2,491,877
		26,482,761
TOTAL HEALTH CARE		103,294,548
Industrials - 0.9%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/17/2030 (c)(d)(h)	828,142	830,021
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 1/27/2032 (c)(d)(h)	1,051,737	1,053,430
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6705% 2/26/2032 (c)(d)(h)	2,372,257	2,377,452
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2%, 1% 2/26/2032 (c)(d)(h)(j)	275,162	275,765
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.061% 4/1/2032 (c)(d)(h)	886,200	888,495
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4025% 2/17/2033 (c)(d)(h)	970,000	971,824
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.196% 12/11/2031 (c)(d)(h)	1,771,208	1,777,851
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/11/2031 (c)(d)(h)(j)	61,833	62,065
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1864% 2/28/2031 (c)(d)(h)	351,918	353,019
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9364% 3/22/2030 (c)(d)(h)	4,317,897	4,327,094
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1864% 1/19/2032 (c)(d)(h)	2,061,004	2,066,981
TransDigm Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 8/19/2032 (c)(d)(h)	4,286,269	4,299,814
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 2/13/2033 (c)(d)(h)	2,982,525	2,990,787
VSE Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 5/5/2033 (c)(d)(h)	1,320,000	1,326,772
		23,601,370
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 10/31/2031 (c)(d)(h)	1,487,810	1,492,541
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 10/31/2031 (c)(d)(h)	565,915	567,715
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5364% 11/23/2028 (c)(d)(h)	1,331,098	1,302,812
Echo Global Logistics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 11/23/2028 (c)(d)(h)	1,211,963	1,197,819
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 3/18/2030 (c)(d)(h)	905,000	907,941
STG Distribution LLC Tranche TAKEBACK TL, term loan CME Term SOFR 3 month Index + 6.75%, 10.6299% 6/27/2031 (c)(d)(h)(i)	233,207	233,207
		5,702,035
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 5/16/2033 (c)(d)(h)	2,030,554	2,035,631
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 9/8/2032 (c)(d)(h)	2,277,020	2,279,206
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2894% 8/1/2028 (c)(d)(h)	529,856	249,032
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (c)(d)(h)	8,907,684	4,320,227
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (c)(d)(h)	3,394,909	1,530,120
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9364% 5/31/2030 (c)(d)(h)	326,700	327,474
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 8/4/2031 (c)(d)(h)	2,212,544	2,218,075
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.7322% 2/20/2032 (c)(d)(h)	4,127,461	4,123,581
		17,083,346
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 12/21/2028 (c)(d)(h)	9,951,706	9,974,894
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 8/20/2032 (c)(d)(h)	8,337,000	8,368,097
Allium Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 8/12/2031 (c)(d)(h)(l)	1,125,000	1,120,781
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8227% 4/1/2033 (c)(d)(h)	855,000	860,344
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1864% 2/15/2031 (c)(d)(h)	7,106,452	5,925,005
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 5/31/2028 (c)(d)(h)	1,517,326	1,520,482
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.311% 8/1/2030 (c)(d)(h)	9,789,224	7,846,650
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6322% 5/3/2029 (c)(d)(h)	2,052,485	1,156,719
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5174% 7/1/2033 (c)(d)(h)	210,000	210,000
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (c)(d)(h)	18,797,171	13,031,139
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (c)(d)(h)	2,329,292	2,395,536
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8227% 2/9/2033 (c)(d)(h)	8,050,000	8,050,000
GFL Environmental Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 8/29/2033 (c)(d)(h)(l)	1,955,000	1,962,331
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1556% 3/3/2032 (c)(d)(h)	3,402,829	3,409,907
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3966% 12/10/2032 (c)(d)(h)	796,000	796,995
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7322% 11/3/2031 (c)(d)(h)	2,058,743	2,069,037
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4699% 5/6/2032 (c)(d)(h)	1,641,802	1,638,978
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (c)(d)(h)	14,120,000	14,074,110
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4175% 12/31/2032 (c)(d)(h)	2,769,167	2,771,853
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2612% 10/8/2032 (c)(d)(h)	477,600	478,794
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (c)(d)(h)	2,634,525	2,610,366
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 9/10/2032 (c)(d)(h)	1,062,338	1,066,852
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2438% 10/19/2030 (c)(d)(h)	948,922	824,139
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9938% 4/19/2030 (c)(d)(h)	992,749	975,375
		93,138,384
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4837% 3/27/2031 (c)(d)(h)	1,147,140	1,151,282
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 11/3/2031 (c)(d)(h)	2,008,809	2,015,338
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.3892% 1/27/2033 (c)(d)(h)	1,090,000	1,093,062
Trilon Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2529% 6/13/2033 (c)(d)(h)	1,388,940	1,388,079
Trilon Group LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 1% 6/13/2033 (c)(d)(h)(j)	76,060	76,013
		5,723,774
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 7/16/2032 (c)(d)(h)	1,054,350	1,049,521
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (c)(d)(h)	1,866,750	1,864,137
		2,913,658
Machinery - 0.1%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3921% 1/2/2033 (c)(d)(h)	708,225	708,728
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 8/30/2032 (c)(d)(h)	957,600	961,191
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4364% 9/12/2032 (c)(d)(h)	1,522,360	1,527,825
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 2/3/2033 (c)(d)(h)	1,659,788	1,665,315
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7056% 10/10/2031 (c)(d)(h)	961,128	961,426
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7864% 3/25/2031 (c)(d)(h)	4,143,446	4,158,114
Tulip Holdco DE LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 8/4/2033 (c)(d)(h)(l)	1,625,000	1,627,031
		11,609,630
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9792% 4/20/2028 (c)(d)(h)	1,739,312	1,738,582
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4792% 5/28/2032 (c)(d)(h)	977,625	978,065
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.7641% 5/29/2033 (c)(d)(h)	6,362,000	6,342,151
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9075% 6/4/2029 (c)(d)(h)	1,502,400	1,497,832
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 2/24/2031 (c)(d)(h)	1,780,082	1,777,411
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4754% 4/1/2031 (c)(d)(h)	2,896,626	2,906,880
		15,240,921
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 8/12/2032 (c)(d)(h)	1,622,272	1,619,984
Amentum Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 9/29/2031 (c)(d)(h)	2,992,354	2,987,118
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 10/30/2031 (c)(d)(h)	985,000	983,158
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 3/9/2033 (c)(d)(h)	528,675	527,353
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 12/29/2028 (c)(d)(h)	2,594,847	1,042,272
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8223% 9/29/2031 (c)(d)(h)	1,741,243	1,739,502
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 5/30/2031 (c)(d)(h)	972,107	973,322
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 7/31/2031 (c)(d)(h)	3,445,661	3,444,387
		13,317,096
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2571% 8/6/2030 (c)(d)(h)	930,000	930,391
Carrix Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.8102% 7/27/2033 (c)(d)(h)	737,500	737,043
Carrix Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2%, 1% 7/27/2033 (c)(d)(h)(j)	147,500	147,408
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 4/29/2033 (c)(d)(h)	2,295,000	2,297,915
Modern Aviation FBO Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 6/30/2033 (c)(d)(h)	320,000	321,200
		4,433,957
TOTAL INDUSTRIALS		192,764,171
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Belden Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 7/1/2033 (c)(d)(h)	1,265,000	1,269,212
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 7/2/2029 (c)(d)(h)	1,467,681	1,469,515
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6864% 7/9/2032 (c)(d)(h)	3,018,039	3,025,584
Dwyer Instruments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2751% 7/25/2033 (c)(d)(h)	2,260,851	2,263,677
Dwyer Instruments LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 1% 7/25/2033 (c)(d)(h)(j)	154,149	154,342
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 5/30/2031 (c)(d)(h)	888,086	875,688
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 11/9/2029 (c)(d)(h)	2,127,336	2,111,616
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4364% 8/18/2031 (c)(d)(h)	2,318,700	2,321,598
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6853% 3/17/2032 (c)(d)(h)	1,019,739	1,020,585
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2337% 10/1/2032 (c)(d)(h)	1,355,313	1,360,287
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1.5% 10/1/2032 (c)(d)(h)(j)	261,290	262,249
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 3.0857% 12/16/2032 (c)(d)(h)(j)	165,750	166,360
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 12/16/2032 (c)(d)(h)	1,109,250	1,113,332
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 2/28/2033 (c)(d)(h)	2,270,000	2,268,593
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4556% 5/30/2030 (c)(d)(h)	1,343,498	1,341,255
		21,023,893
IT Services - 0.1%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 2/3/2031 (c)(d)(h)	2,313,966	2,308,181
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.5145% 2/12/2029 (c)(d)(h)	246,000	221,196
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (c)(d)(h)	5,619,417	5,437,685
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (c)(h)	506,434	410,212
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9353% 10/31/2030 (c)(d)(h)	1,577,853	1,569,964
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.8227% 3/21/2033 (c)(d)(h)	2,385,000	1,333,620
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0727% 3/22/2032 (c)(d)(h)	5,677,793	4,312,739
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 6/17/2031 (c)(d)(h)	2,835,456	2,802,026
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.6141% 2/1/2029 (c)(d)(h)	875,000	654,623
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6727% 2/1/2028 (c)(d)(h)	9,235,640	8,767,485
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/20/2031 (c)(d)(h)	1,648,350	1,644,740
		29,462,471
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3966% 2/4/2033 (c)(d)(h)	689,204	690,755
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5141% 11/1/2032 (c)(d)(h)	2,547,200	2,542,946
		3,233,701
Software - 0.7%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 2/24/2031 (c)(d)(h)	4,495,383	4,422,333
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6853% 12/11/2028 (c)(d)(h)	5,108,301	5,101,200
Bending Spoons US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2761% 3/7/2031 (c)(d)(h)	853,421	859,293
Cloud Software Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 8/13/2032 (c)(d)(h)	4,416,892	4,192,382
Cloud Software Group LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 3/21/2031 (c)(d)(h)	3,290,067	3,139,546
Coreweave Compute Acquisition Co VIII LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 3.1076% 3/31/2032 (c)(d)(h)(j)	2,257,371	2,246,085
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.8166% 11/15/2031 (c)(d)(h)(j)	9,150,000	9,224,390
CoreWeave Financing DDTL V-V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 4.7172% 9/1/2031 (c)(d)(h)(j)	1,315,000	1,318,287
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9875% 10/9/2031 (c)(d)(h)	4,332,610	4,080,799
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9875% 10/9/2032 (c)(d)(h)	790,000	682,030
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8227% 2/4/2033 (c)(d)(h)	6,485,000	6,252,124
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6864% 2/19/2029 (c)(d)(h)	1,265,000	1,063,397
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7641% 8/6/2032 (c)(d)(h)	1,136,413	1,127,889
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9822% 4/2/2029 (c)(d)(h)(i)	2,629,950	2,582,677
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 10/9/2029 (c)(d)(h)	3,670,194	3,586,844
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 5/30/2031 (c)(d)(h)	3,526,718	3,446,979
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 4/16/2032 (c)(d)(h)	361,350	358,188
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 9/12/2029 (c)(d)(h)	4,466,652	4,444,319
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 1/30/2032 (c)(d)(h)	1,203,284	1,173,418
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 7/26/2032 (c)(d)(h)	3,119,325	2,251,123
Lambda Compute II LLC Tranche B-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/31/2030 (c)(d)(h)(l)	900,000	904,221
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9364% 12/31/2031 (c)(d)(h)	4,576,550	4,253,354
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9364% 5/3/2028 (c)(d)(h)	11,435,964	11,297,360
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 2/23/2029 (c)(d)(h)	1,840,000	1,807,800
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0727% 7/1/2031 (c)(d)(h)	5,717,700	5,488,992
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 11.0876% 8/15/2028 (c)(d)(h)	2,795,730	1,898,301
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3892% 11/15/2032 (c)(d)(h)	1,891,688	1,868,041
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 6/2/2028 (c)(d)(h)	11,825,681	10,943,012
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 5/9/2033 (c)(d)(h)	1,385,000	811,610
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 10/26/2030 (c)(d)(h)	922,032	664,324
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 7/16/2031 (c)(d)(h)	1,835,057	1,809,256
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2486% 8/31/2030 (c)(d)(h)	11,445,592	11,280,089
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5232% 5/15/2028 (c)(d)(h)	3,108,023	2,706,125
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0232% 5/15/2028 (c)(d)(h)	1,215,310	1,228,228
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 9/8/2032 (c)(d)(h)	3,609,743	3,621,944
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6864% 4/5/2030 (c)(d)(h)	5,599,076	4,278,646
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2292% 12/19/2030 (c)(d)(h)	1,256,000	1,212,040
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 8/13/2029 (c)(d)(h)	2,431,729	2,361,209
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 5/9/2031 (c)(d)(h)	3,270,637	3,270,768
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 2/10/2031 (c)(d)(h)	10,328,230	10,033,669
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 4/14/2031 (c)(d)(h)	2,801,253	2,745,228
		146,037,520
TOTAL INFORMATION TECHNOLOGY		199,757,585
Materials - 0.5%
Chemicals - 0.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (c)(d)(h)	4,379,789	4,138,901
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.5141% 11/24/2027 (c)(d)(h)	1,256,929	1,200,367
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.6141% 11/24/2028 (c)(d)(h)	2,265,000	1,721,400
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8641% 11/24/2027 (c)(d)(h)	7,309,835	6,980,893
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/9/2028 (c)(d)(h)	414,103	401,530
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4822% 12/23/2031 (c)(d)(h)	3,565,337	3,579,348
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 10/15/2032 (c)(d)(h)	3,273,550	3,280,719
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/14/2033 (c)(d)(h)	2,335,000	2,329,163
CoorsTek Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2278% 10/28/2032 (c)(d)(h)	1,112,213	1,115,694
Derby Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3892% 11/1/2030 (c)(d)(h)	1,304,082	1,310,603
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (c)(d)(h)	8,350,196	8,311,618
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (c)(d)(h)	8,117,038	7,723,849
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6881% 3/15/2029 (c)(d)(h)	9,855,168	9,715,520
Hexion Holdings Corp 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2239% 3/15/2030 (c)(d)(h)	1,623,235	1,498,782
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (c)(d)(h)	5,148,752	5,168,060
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 4/4/2033 (c)(d)(h)	2,895,000	2,916,713
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5727% 10/29/2032 (c)(d)(h)	1,107,225	1,106,306
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2122% 9/30/2031 (c)(d)(h)	1,700,611	1,325,201
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2641% 9/30/2031 (c)(d)(h)	995,837	1,000,398
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 8/9/2032 (c)(d)(h)	1,364,688	1,368,672
		66,193,737
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/10/2032 (c)(d)(h)	4,226,500	4,230,473
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 4/2/2029 (c)(d)(h)	153,991	154,473
		4,384,946
Containers & Packaging - 0.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 3/3/2031 (c)(d)(h)	3,236,868	2,919,267
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9827% 6/9/2031 (c)(d)(h)	3,818,891	3,802,202
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8614% 4/13/2029 (c)(d)(h)	14,856,084	14,827,264
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 4/1/2032 (c)(d)(h)	4,217,247	4,153,566
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 1/26/2033 (c)(d)(h)	1,256,850	1,259,690
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3227% 5/1/2031 (c)(d)(h)	1,411,710	1,405,823
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.8055% 3/7/2033 (c)(d)(h)	1,795,000	1,787,946
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 4/21/2031 (c)(d)(h)	549,102	550,788
Sword Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 4/9/2033 (c)(d)(h)	3,565,000	3,522,113
		34,228,659
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 8/23/2032 (c)(d)(h)	1,430,550	1,434,827
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 5/23/2031 (c)(d)(h)	1,054,452	1,054,262
TOTAL MATERIALS		107,296,431
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9175% 8/21/2030 (c)(d)(h)	1,366,453	1,368,161
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 4/28/2033 (c)(d)(h)	1,845,375	1,842,422
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4364% 4/16/2031 (c)(d)(h)	2,241,939	2,240,818
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7056% 1/27/2031 (c)(d)(h)	4,904,398	4,903,614
		8,986,854
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 6/10/2033 (c)(d)(h)	495,000	492,649
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 9/30/2031 (c)(d)(h)	2,065,669	2,058,605
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 7/31/2030 (c)(d)(h)	1,629,675	1,629,773
Clean Energy Future-Trumbull LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 4/29/2033 (c)(d)(h)	765,000	763,722
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/26/2032 (c)(d)(h)	1,168,584	1,169,215
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 6/4/2032 (c)(d)(h)	1,470,455	1,474,587
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1864% 3/29/2030 (c)(d)(h)	2,060,243	2,078,270
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.5%, 5.2509% 11/25/2032 (c)(d)(h)	1,253,700	1,243,320
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4792% 12/15/2031 (c)(d)(h)	674,725	671,891
		11,582,032
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0509% 6/23/2028 (c)(d)(h)	1,620,250	1,616,199
TOTAL UTILITIES		22,185,085
TOTAL UNITED STATES		1,094,720,506
TOTAL BANK LOAN OBLIGATIONS (Cost $1,226,091,611)		1,192,087,724

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	5,039,000	5,136,683
Keybank National Association 6.95% 2/1/2028	718,000	738,120
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	6,052,000	6,022,124
Regions Bank/Birmingham AL 6.45% 6/26/2037	8,935,000	9,265,983

TOTAL UNITED STATES		21,162,910
TOTAL BANK NOTES (Cost $21,739,176)		21,162,910

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (o)	3,130,772	2,730,193
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (c)(o)	1,104,035	1,082,623
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(o)	1,360,910	1,356,122
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(o)	1,651,273	1,635,250
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (o)	8,938,593	8,805,510
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (c)(o)	2,032,386	2,005,486
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(o)	3,123,637	3,119,974
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (c)(d)(i)(o)	87,210	9
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	4,537	4,567
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	6,294	6,329
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	7,787	7,857
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	5,867	5,918
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	8,892	9,012
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	2,953	2,984
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	1,737	1,769
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	6,139	6,305
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5577% 2/25/2032 (c)(d)	1,197	1,203
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7507% 3/18/2032 (c)(d)	2,134	2,155
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 4/25/2032 (c)(d)	2,242	2,260
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 10/25/2032 (c)(d)	2,766	2,792
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5077% 1/25/2032 (c)(d)	1,091	1,094
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7923% 11/25/2032 (c)(t)	869	14
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 12/25/2033 (c)(t)	51,433	4,892
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 3/25/2033 (c)(t)	2,815	233
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (r)	6,082	5,259
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9623% 6/25/2035 (c)(t)	57,845	2,778
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	192,867	192,751
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7801% 8/25/2035 (c)(d)	1,016	1,019
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	169,439	168,141
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	23,838	24,050
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9223% 11/25/2036 (c)(t)	36,952	2,361
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8823% 12/25/2036 (c)(t)	20,143	1,529
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (r)	25,529	23,023
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (r)	47,695	40,857
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (r)	5,236	4,327
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6823% 5/25/2037 (c)(t)	13,759	964
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.074% 6/25/2037 (c)(d)	9,486	11,437
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (c)(d)	14,157	16,870
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (c)(d)	1,603	1,724
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	584,487	552,528
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	707,792	672,194
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	53,629	54,760
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	338,815	330,655
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (t)	41,653	396
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	254,653	252,230
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	328,138	300,895
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	471,035	441,274
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2923% 1/25/2044 (c)(t)	96,056	7,689
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (t)	412,541	54,095
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	398,735	379,596
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	348,833	344,354
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	216,762	215,611
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	86,624	86,157
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (t)	268,432	32,985
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	2,467,414	2,149,567
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,628,742	1,366,404
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,730,886	1,452,096
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	1,407,593	1,206,682
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,438,754	1,251,063
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	6,226,585	5,447,968
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	4,109,426	3,592,091
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	2,216,442	1,928,904
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,300,449	1,194,285
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	1,759,744	1,597,381
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	705,763	639,624
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	1,213,377	1,141,634
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	2,395,143	2,202,355
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	1,854,896	1,740,607
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	2,015,163	1,888,829
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	1,995,367	1,929,339
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	5,817,388	5,178,379
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	14,998,422	13,207,436
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	4,692,881	4,526,579
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,624,737	1,422,051
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	775,155	693,282
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	944,232	917,320
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	4,943,880	4,395,772
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 8/25/2052 (c)(d)	4,317,293	4,264,144
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 9/25/2052 (c)(d)	9,189,951	9,076,817
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (c)(d)	2,940,271	2,909,980
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (c)(d)	10,556,119	10,426,013
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	3,312,997	3,260,162
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	1,836,496	1,687,245
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	5,836,280	5,255,804
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	9,112,431	7,459,775
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.1932% 11/25/2053 (c)(d)	6,251,724	6,356,283
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (c)(d)	6,950,031	7,063,313
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (c)(d)	5,166,375	5,247,507
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1732% 7/25/2054 (c)(d)	1,137,374	1,149,060
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 12/25/2054 (c)(d)	8,236,026	8,265,832
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	284	286
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (r)	15,861	13,478
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (r)	26,466	22,355
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (t)	165,694	3,899
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (c)(d)	3,345,626	3,363,387
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (c)(d)	1,937,289	1,944,033
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (c)(d)	2,352,524	2,369,002
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (c)(d)	2,814,980	2,833,454
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (c)(d)	4,462,004	4,492,037
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (c)(d)	2,196,809	2,204,663
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,515,985	1,490,595
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	4,575,351	4,333,187
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	3,158,422	3,077,044
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	1,866,826	1,714,521
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (t)	12,075	1,427
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (t)	11,516	1,388
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(t)	7,612	1,070
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(t)	4,669	586
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (t)	7,290	1,026
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(t)	4,304	663
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (t)	51,262	7,546
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	1,670	1,684
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	6,324	6,376
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	649,662	633,402
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	1,291,383	1,124,855
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,257,328	1,101,591
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	1,316,624	1,148,309
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	1,746,819	1,514,843
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	3,245	3,280
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	24,667	24,958
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	1,139	1,154
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	3,467	3,503
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	6,739	6,817
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	3,901	3,945
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	2,223	2,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	2,915	2,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	32,553	33,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.551% 1/15/2032 (c)(d)	978	983
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (c)(d)	1,294	1,302
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.751% 3/15/2032 (c)(d)	1,283	1,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 6/15/2031 (c)(d)	1,788	1,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (c)(d)	664	669
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	8,604	8,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	12,937	13,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	22,499	22,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	230,141	232,468
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	10,078	10,245
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	343,276	340,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	101,367	103,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	209,965	207,582
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	56,201	56,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.849% 2/15/2036 (c)(t)	18,082	1,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (r)	61,218	50,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (r)	7,320	6,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (r)	32,212	26,966
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (r)	38,648	32,447
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	60,218	61,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	247,038	246,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.909% 11/15/2036 (c)(t)	74,613	5,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	14,871	15,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.829% 6/15/2037 (c)(t)	53,384	4,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.001% 5/15/2037 (c)(d)	64,584	64,005
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	27,077	27,122
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	289,358	289,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	38,811	38,356
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	374,660	351,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (t)	128,527	7,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (t)	85,674	1,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	89,587	88,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	561,567	540,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	520,218	466,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	3,258,994	2,778,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	969,222	870,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	3,339,982	2,986,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	3,268,090	2,892,974
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,081,937	909,766
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	3,402,427	3,043,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	1,411,543	1,218,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	1,376,986	1,173,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	1,311,515	1,143,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	7,969,524	6,848,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	3,547,681	3,126,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	3,093,890	2,705,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,568,047	1,405,862
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	10,852,702	9,474,221
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,067,022	932,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,161,395	1,888,631
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	984,366	881,918
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	1,812,399	1,583,271
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,891,518	1,629,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	1,812,410	1,583,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	746,125	669,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	3,202,432	2,889,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	1,167,221	1,003,655
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	4,208,567	3,857,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	950,527	868,569
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	4,040,968	3,711,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	799,984	718,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,394,711	1,252,529
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	1,295,473	1,220,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	2,754,372	2,576,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,733,609	1,640,344
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,450,738	2,305,481
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,424,291	1,419,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1932% 7/25/2052 (c)(d)	775,653	766,171
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3132% 8/25/2052 (c)(d)	1,827,478	1,807,419
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3932% 9/25/2052 (c)(d)	3,025,367	2,983,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3432% 9/25/2052 (c)(d)	1,909,203	1,881,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2932% 9/25/2052 (c)(d)	1,342,158	1,328,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	2,966,672	2,942,749
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 8/25/2053 (c)(d)	3,919,761	3,929,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 10/25/2053 (c)(d)	2,792,188	2,838,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (c)(d)	2,660,617	2,677,649
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (c)(d)	2,212,357	2,221,390
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (c)(d)	1,621,623	1,618,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (c)(d)	2,977,334	2,992,009
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (c)(d)	3,159,499	3,170,495
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9932% 3/25/2055 (c)(d)	5,553,800	5,595,251
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 4/25/2055 (c)(d)	3,603,541	3,601,907
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	7,027	7,098
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	702	709
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,079	1,088
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (r)	18,090	14,927
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1879% 5/20/2060 (c)(d)(s)	33,197	33,072
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0819% 8/20/2060 (c)(d)(s)	16,032	15,958
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1619% 12/20/2060 (c)(d)(s)	47,704	47,571
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 12/20/2060 (c)(d)(s)	35,131	35,086
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 2/20/2061 (c)(d)(s)	39,917	39,862
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2719% 2/20/2061 (c)(d)(s)	47,383	47,309
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 4/20/2061 (c)(d)(s)	27,392	27,362
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (c)(d)(s)	49,963	49,897
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (c)(d)(s)	33,507	33,463
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3119% 6/20/2061 (c)(d)(s)	33,765	33,738
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 10/20/2061 (c)(d)(s)	77,869	77,891
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 11/20/2061 (c)(d)(s)	41,639	41,685
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 1/20/2062 (c)(d)(s)	22,257	22,298
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 1/20/2062 (c)(d)(s)	44,152	44,187
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 3/20/2062 (c)(d)(s)	30,099	30,122
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4319% 5/20/2061 (c)(d)(s)	383	382
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.3019% 10/20/2062 (c)(d)(s)	21,177	21,155
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1419% 3/20/2063 (c)(d)(s)	49,568	49,399
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 1/20/2064 (c)(d)(s)	25,782	25,787
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 12/20/2063 (c)(d)(s)	50,347	50,358
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 6/20/2064 (c)(d)(s)	133,668	133,526
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 9/20/2064 (c)(d)(s)	591,593	590,837
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (s)	2,218	2,083
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1819% 12/20/2062 (c)(d)(s)	5,307	5,285
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	630,068	565,370
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.34% 8/20/2066 (c)(d)(s)	149,380	149,155
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	81,531	81,525
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7463% 5/16/2034 (c)(t)	15,590	604
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4463% 8/17/2034 (c)(t)	17,608	1,222
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9363% 6/16/2037 (c)(t)	32,125	2,013
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	2,397,006	2,289,929
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	1,104,186	1,054,598
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	244,299	233,264
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.4079% 3/20/2060 (c)(d)(s)	94,624	94,576
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (t)	3,506	56
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3331% 7/20/2041 (c)(t)	94,305	6,985
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	141,726	140,894
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,315,814	1,190,089
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	508,061	461,355
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	845,461	758,159
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	692,072	626,868
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	467,234	427,820
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,326,044	2,086,754
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	1,228,888	1,116,065
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1669% 1/20/2049 (c)(d)	1,265,084	1,263,143
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2669% 10/20/2049 (c)(d)	492,649	485,792
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2169% 2/20/2049 (c)(d)	903,562	893,518
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (n)(o)	643,077	632,710
HOMES 2026-NQM4 Trust Series 2026-NQM4 Class A1FC, 5.502% 6/25/2061 (n)(o)	2,403,338	2,396,858
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (c)(o)	4,054,341	4,030,551
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(o)	2,226,262	2,222,806
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (o)	9,952,746	9,180,794
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(o)	2,221,569	2,217,150
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (o)	7,244,730	7,235,207
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (o)	1,196,344	1,116,078
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (o)	2,497,752	2,277,030
OBX Series 2026-NQM11 Class A1FC, 5.592% 6/25/2066 (c)(o)	2,272,221	2,272,104
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (n)(o)	1,345,045	1,335,001
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (c)(o)	5,034,235	5,002,757
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (o)	351,471	348,828
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (c)(o)	2,224,579	2,173,917
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (c)(o)	5,718,948	5,604,249
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (c)(o)	3,768,119	3,690,870
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (o)	861,446	861,315
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (o)	4,145,073	3,874,355
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (o)	9,191,167	8,872,065
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (o)	2,414,458	2,379,341
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(o)	4,565,933	4,431,266
PRPM LLC Series 2026-RCF5 Class A1, 5.56% 8/25/2056 (n)(o)	4,100,000	4,088,311
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (n)(o)	2,634,817	2,607,829
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (o)	1,795,805	1,777,927
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (c)(o)	3,839,701	3,822,466
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (o)	922,974	865,529
Santander Mortgage Asset Receivable Trust Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (o)	7,149,881	7,137,034
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (c)(d)	950	888
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4218% 9/25/2043 (c)(d)	375,161	366,530
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (o)	7,792,630	7,254,111
Towd Point Mortgage Trust Series 2026-2 Class A1A, 4.5319% 7/20/2066 (c)(o)	5,958,907	5,831,592
Verus Securitization Trust Series 2026-5 Class A1FC, 5.362% 5/25/2071 (c)(o)	2,042,253	2,034,331
Verus Securitization Trust Series 2026-6 Class A1FC, 5.513% 7/27/2071 (n)(o)	893,783	892,284
Verus Securitization Trust Series 2026-R6 Class A1FC, 5.765% 7/25/2068 (c)(o)	6,669,470	6,681,188
TOTAL UNITED STATES		439,814,908
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $439,599,537)		439,814,908

Commercial Mortgage Securities - 5.8%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/LLC Series 2019-RK1 Class BT, 4.45% 4/15/2038 (o)	1,245,000	1,188,096
UNITED STATES - 5.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (c)(d)(o)	9,990,000	10,039,950
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 5.9892% 2/15/2043 (c)(d)(o)	930,000	931,744
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (c)(d)(o)	4,440,000	4,445,550
ARES Commercial Mortgage Trust Series 2026-RTL Class E, CME Term SOFR 1 month Index + 0%, 6.35% 8/15/2043 (c)(d)(o)	430,000	430,806
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.1892% 4/15/2042 (c)(d)(o)	1,975,000	1,975,000
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6782% 10/15/2034 (c)(d)(o)	1,164,000	1,170,361
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (o)	5,416,788	5,384,518
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (o)	1,326,000	1,294,896
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 7.5045% 9/15/2038 (c)(d)(o)	627,000	567,435
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.7615% 7/15/2049 (c)	480,000	464,381
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	800,000	706,288
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (i)(o)	782,000	516,401
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	871,421	867,945
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (o)	960,000	568,600
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (i)(o)	609,000	291,888
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	1,605,238	1,577,595
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (c)	1,306,000	1,186,125
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (o)	430,000	360,519
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (o)	430,000	342,309
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	246,224	239,305
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,355,000	1,268,920
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	726,814	704,905
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (o)	243,000	187,270
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	833,000	733,888
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	361,000	316,238
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (o)	252,000	187,618
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (c)(i)(o)	2,104,000	1,313,373
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	356,000	319,624
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	700,000	623,695
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	572,000	478,628
BANK Series 2021-BN33 Class XA, 1.0891% 5/15/2064 (c)(t)	6,221,488	209,416
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,052,000	919,515
BANK Series 2021-BN38 Class C, 3.2183% 12/15/2064 (c)	146,000	125,783
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	920,000	820,806
BANK Series 2022-BNK40 Class A4, 3.502% 3/15/2064 (c)	295,000	268,916
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (c)	988,000	944,236
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (o)	531,000	381,392
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (o)	416,000	282,281
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (o)	994,000	676,064
BANK Series 2022-BNK44 Class AS, 5.923% 11/15/2055 (c)	620,000	621,824
BANK Series 2022-BNK44 Class C, 5.7428% 11/15/2055 (c)	1,165,000	1,079,815
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (c)	826,000	831,156
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,239,000	1,265,014
BANK Series 2023-BNK46 Class B, 6.7742% 8/15/2056 (c)	843,000	862,210
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	2,200,000	2,247,289
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (c)	1,300,000	1,245,788
Bank Series 2026-BNK52 Class C, 6.2944% 5/15/2069 (c)	790,000	773,004
BANK5 Series 2024-5YR12 Class C, 6.3016% 12/15/2057 (c)	824,000	826,718
BANK5 Series 2025-5YR16 Class XB, 0.5537% 8/15/2063 (c)(t)	21,600,000	329,728
BANK5 Series 2025-5YR19 Class C, 5.715% 12/15/2058	760,000	737,401
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (c)(o)	1,417,000	1,185,262
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (c)(t)	10,400,000	258,430
BANK5 Series 2026-5YR21 Class C, 6.1597% 4/15/2059 (c)	385,000	373,780
BANK5 Series 2026-5YR23 Class C, 6.054% 7/15/2059	525,000	516,183
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (o)	13,835,451	13,608,193
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	273,000	250,090
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	481,000	417,112
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5802% 4/15/2053 (c)	651,500	553,399
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (o)	830,000	571,507
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	283,000	248,238
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (c)	1,388,000	1,228,079
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	1,203,000	1,090,556
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	1,816,000	1,739,691
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	441,000	395,362
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	1,426,000	1,359,842
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (c)	588,000	544,824
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	1,593,000	1,615,380
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.1698% 12/15/2055 (c)	756,000	746,697
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,016,000	1,017,064
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	886,000	897,179
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2964% 9/15/2056 (c)	625,000	647,179
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2964% 9/15/2056 (c)	939,000	904,018
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1302% 11/15/2056 (c)	993,000	961,263
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	445,000	436,537
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	290,000	281,021
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	1,329,000	1,272,524
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	534,000	525,159
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6266% 3/15/2058 (c)(o)	770,000	726,592
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (c)(o)(t)	25,300,000	880,855
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (c)	664,000	650,451
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (o)	402,000	317,689
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1141% 7/15/2058 (c)	820,000	794,936
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9062% 12/15/2058 (c)	325,000	313,582
BBCMS Mortgage Trust Series 2026-5C41 Class D, 4.5% 5/15/2069 (o)	205,000	175,164
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,536,000	1,509,634
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.2362% 10/10/2051 (c)(o)	613,000	466,119
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (c)(o)	351,000	285,827
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	462,000	397,909
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (i)(o)	672,000	417,965
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (c)(i)(o)	399,000	1,995
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (c)(i)(o)	269,000	673
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7526% 12/15/2062 (c)(t)	14,305,422	230,426
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (i)(o)	777,000	465,035
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (o)	588,000	352,946
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	335,000	290,999
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (o)	446,000	311,577
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.2509% 9/15/2048 (c)(i)(o)	315,000	166,546
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2509% 9/15/2048 (c)(i)(o)	1,503,000	585,843
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (c)(o)	888,000	864,690
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (c)(o)	973,000	943,101
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (c)(o)	789,000	761,719
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (c)(i)(o)	282,000	137,236
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3429% 7/15/2054 (c)(t)	10,774,881	436,896
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	1,716,000	1,498,423
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	532,000	485,373
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (i)(o)	949,000	542,836
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	619,000	592,234
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	618,000	593,564
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (o)	712,000	497,803
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.9367% 11/15/2055 (c)	719,000	737,590
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.9367% 11/15/2055 (c)	434,000	415,767
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.9367% 11/15/2055 (c)	823,000	764,698
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	613,000	619,733
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.451% 4/15/2056 (c)	598,000	592,653
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.451% 4/15/2056 (c)	800,000	765,134
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	1,361,000	1,391,721
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.5721% 7/15/2056 (c)	926,000	899,685
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	430,000	417,364
Benchmark Mortgage Trust Series 2026-V21 Class XB, 0.6383% 3/15/2059 (c)(t)	24,400,000	708,827
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2787% 11/15/2041 (c)(d)(o)	1,544,000	1,547,860
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.3281% 7/15/2039 (c)(d)(o)	1,555,501	1,557,421
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (c)(d)(i)(o)	5,539,444	5,546,368
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (c)(o)	441,000	350,038
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (c)(o)	546,000	414,602
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	1,650,000	1,498,740
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (o)	361,000	233,072
BMO Mortgage Trust Series 2023-C4 Class B, 5.3948% 2/15/2056 (c)	473,000	459,110
BMO Mortgage Trust Series 2023-C4 Class C, 5.8619% 2/15/2056 (c)	1,315,000	1,268,007
BMO Mortgage Trust Series 2023-C4 Class D, 6.0572% 2/15/2056 (c)(o)	294,000	258,834
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	766,700	776,934
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	626,000	640,914
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (c)	1,237,000	1,252,296
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (c)	564,000	536,121
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (c)	149,000	149,313
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	2,700,000	2,651,944
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (c)	1,112,000	1,039,901
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059	585,000	550,721
BMO Mortgage Trust Series 2026-C15 Class C, 6.362% 8/15/2059 (c)	435,000	432,313
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (c)(d)(o)	9,351,000	9,356,821
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2808% 6/15/2041 (c)(d)(o)	4,617,000	4,617,000
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4805% 6/15/2041 (c)(d)(o)	3,265,000	3,266,020
BMP Commercial Mortgage Trust Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0283% 6/15/2041 (c)(d)(o)	320,000	319,144
BOS Trust Series 2026-LYRK Class D, 6.3937% 5/11/2041 (c)(o)	520,000	507,080
BOS Trust Series 2026-LYRK Class E, 7.7789% 5/11/2041 (c)(o)	205,000	202,756
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(o)	962,000	970,306
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (c)(o)	1,313,000	1,344,429
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (c)(o)	922,000	944,434
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(o)	714,000	716,482
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(o)	416,000	397,935
BRES Commercial Mortgage Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.28% 11/15/2042 (c)(d)(o)	1,453,000	1,440,921
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8277% 11/15/2042 (c)(d)(o)	1,575,000	1,562,235
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (c)(d)(o)	7,277,000	7,286,096
Bridge Commercial Mortgage Trust Series 2026-MF Class E, 6.4892% 6/15/2039 (c)(o)	965,000	970,428
BWAY Mortgage Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (c)(o)	2,100,000	2,150,067
BX 2019 Trust Series 2019-OC11 Class A, 3.202% 12/9/2041 (o)	1,771,000	1,663,831
BX 2019 Trust Series 2019-OC11 Class D, 3.944% 12/9/2041 (c)(o)	84,000	79,007
BX 2019 Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(o)	6,211,000	5,615,648
BX 2021 Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.7645%, 6.4045% 2/15/2036 (c)(d)(o)	765,800	764,899
BX 2021 Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.3645%, 7.0045% 2/15/2036 (c)(d)(o)	572,600	571,926
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5286% 6/15/2041 (c)(d)(o)	666,853	656,850
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5771% 6/15/2041 (c)(d)(o)	3,214,325	3,165,749
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (c)(d)(o)	12,748,000	12,715,372
BX 2025-DIME Trust Series 2025-DIME Class E, 6.6392% 2/15/2035 (c)(o)	1,590,000	1,589,987
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3392% 2/15/2035 (c)(d)(o)	2,535,000	2,528,001
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (c)(d)(i)(o)	34,627,179	34,562,416
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0327% 3/15/2030 (c)(d)(o)	4,830,377	4,818,301
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1825% 3/15/2030 (c)(d)(o)	6,804,556	6,798,238
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.5805% 3/15/2030 (c)(d)(o)	3,006,575	3,010,332
BX 2025-VLT6 Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8299% 3/15/2042 (c)(d)(o)	1,846,000	1,820,617
BX 2025-VLT6 Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5789% 3/15/2042 (c)(d)(o)	2,016,000	1,977,813
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class D, 3.5488% 3/11/2044 (c)(o)	3,944,000	3,638,651
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(o)	3,844,000	3,467,753
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (c)(d)(o)	23,675,214	23,704,808
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3294% 4/15/2040 (c)(d)(o)	3,403,874	3,403,873
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6853% 4/15/2034 (c)(d)(o)	3,924,672	3,905,223
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9853% 4/15/2034 (c)(d)(o)	6,526,000	6,447,125
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2853% 4/15/2034 (c)(d)(o)	4,315,000	4,247,481
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5853% 4/15/2034 (c)(d)(o)	4,529,000	4,415,107
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.2853% 4/15/2034 (c)(d)(o)	861,000	775,461
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.2645%, 5.9035% 2/15/2038 (c)(d)(o)	740,048	736,845
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3535% 2/15/2038 (c)(d)(o)	1,122,958	1,117,797
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1302% 4/15/2037 (c)(d)(i)(o)	2,052,969	2,053,610
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 6.7284% 8/15/2041 (c)(d)(o)	1,327,162	1,334,627
BX Commercial Mortgage Trust Series 2024-AIRC Class E, CME Term SOFR 1 month Index + 3.8381%, 7.4773% 8/15/2041 (c)(d)(o)	2,576,056	2,577,634
BX Commercial Mortgage Trust Series 2024-GPA2 Class D, CME Term SOFR 1 month Index + 2.5909%, 6.2301% 11/15/2041 (c)(d)(o)	233,913	234,716
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1787% 11/15/2041 (c)(d)(o)	990,230	992,897
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (c)(d)(o)	3,441,738	3,448,192
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (c)(o)	12,707,672	12,727,528
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.3275% 5/15/2041 (c)(d)(o)	1,361,500	1,360,487
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.3775% 2/15/2039 (c)(d)(o)	1,051,920	1,047,484
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (c)(o)	291,000	280,087
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (c)(o)	1,095,000	1,054,826
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (c)(o)	3,771,000	3,703,856
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.2276% 3/15/2034 (c)(d)(o)	865,050	848,795
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (c)(d)(o)	19,389,399	19,431,814
BX Commercial Mortgage Trust Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.329% 3/15/2041 (c)(d)(o)	752,500	757,203
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.3276% 3/15/2041 (c)(d)(o)	2,422,000	2,423,240
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.3822% 4/15/2040 (c)(d)(o)	8,498,449	8,509,072
BX Commercial Mortgage Trust Series 2026-AHP Class C, CME Term SOFR 1 month Index + 1.9%, 5.5392% 6/15/2043 (c)(d)(o)	1,275,000	1,276,196
BX Commercial Mortgage Trust Series 2026-AHP Class D, CME Term SOFR 1 month Index + 2.65%, 6.2892% 6/15/2043 (c)(d)(o)	630,000	631,181
BX Commercial Mortgage Trust Series 2026-VLT10 Class D, 7.0959% 7/13/2058 (c)(o)	751,000	714,598
BX Commercial Mortgage Trust Series 2026-VLT10 Class E, 7.5709% 7/13/2058 (c)(o)	1,010,000	973,605
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (c)(d)(o)	16,271,877	16,282,047
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (c)(d)(i)(o)	2,149,176	2,154,549
BX Commercial Mortgage Trust Series 2026-XL6 Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 3/15/2043 (c)(d)(i)(o)	1,198,871	1,204,865
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 3/15/2043 (c)(d)(o)	863,187	869,116
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (c)(o)	17,375,000	17,418,438
BX Series 2026-ORBT Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 7/15/2043 (c)(d)(o)	1,055,000	1,057,637
BX Series 2026-ORBT Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 7/15/2043 (c)(d)(o)	3,190,000	3,195,925
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0485% 11/15/2038 (c)(d)(o)	665,185	663,950
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5792% 4/15/2037 (c)(d)(i)(o)	6,310,500	6,314,444
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9292% 4/15/2037 (c)(d)(i)(o)	1,423,800	1,425,135
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4782% 4/15/2037 (c)(d)(o)	1,192,100	1,194,315
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 8.4252% 4/15/2037 (c)(d)(o)	1,633,800	1,644,780
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9382% 1/15/2039 (c)(d)(o)	310,100	309,706
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (c)(d)(o)	17,122,353	17,149,107
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3307% 4/15/2041 (c)(d)(o)	2,847,600	2,854,719
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5804% 4/15/2041 (c)(d)(i)(o)	2,363,900	2,369,810
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3278% 4/15/2041 (c)(d)(o)	2,032,100	2,051,683
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5794% 11/15/2041 (c)(d)(o)	415,800	417,099
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5779% 11/15/2041 (c)(d)(o)	1,996,400	1,993,682
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (c)(d)(i)(o)	14,041,799	14,068,128
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4307% 2/15/2039 (c)(d)(o)	1,530,200	1,534,026
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7788% 2/15/2039 (c)(d)(o)	219,100	220,331
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8273% 2/15/2039 (c)(d)(o)	1,376,200	1,375,937
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3304% 3/15/2041 (c)(d)(o)	4,788,000	4,798,474
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.5801% 3/15/2041 (c)(d)(o)	6,356,700	6,380,538
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.5892% 6/15/2040 (c)(d)(o)	281,730	282,061
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.24% 10/15/2042 (c)(d)(o)	2,390,000	2,389,118
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0392% 6/15/2035 (c)(d)(o)	4,719,000	4,727,848
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9392% 6/15/2035 (c)(d)(o)	969,000	963,036
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.3892% 12/15/2044 (c)(d)(o)	1,905,000	1,899,945
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (c)(o)	15,997,000	16,036,993
BX Trust Series 2026-CART Class E, CME Term SOFR 1 month Index + 3.1%, 6.7392% 2/15/2036 (c)(d)(o)	825,000	825,000
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (c)(d)(o)	13,303,941	13,320,571
BX Trust Series 2026-CIP Class E, CME Term SOFR 1 month Index + 3.1%, 6.7392% 5/15/2038 (c)(d)(o)	881,370	887,704
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (c)(d)(o)	8,590,000	8,595,369
BX Trust Series 2026-LBTY Class E, CME Term SOFR 1 month Index + 2.65%, 6.3% 8/15/2048 (c)(d)(o)	1,750,000	1,751,069
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (c)(o)	20,189,634	20,252,727
BX Trust Series 2026-LP3 Class D, CME Term SOFR 1 month Index + 2.35%, 5.9892% 4/15/2043 (c)(d)(i)(o)	2,030,752	2,044,713
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.8392% 4/15/2043 (c)(d)(i)(o)	3,571,151	3,597,935
BX Trust Series 2026-LP3 Class F, CME Term SOFR 1 month Index + 3.9%, 7.5392% 4/15/2043 (c)(d)(o)	515,118	516,405
BX Trust Series 2026-PNDA Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 5/15/2043 (c)(d)(o)	930,000	934,941
BX Trust Series 2026-RISE Class E, CME Term SOFR 1 month Index + 2.8%, 6.4392% 4/15/2041 (c)(d)(o)	1,095,000	1,102,526
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (c)(o)	189,000	147,863
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 8.969% 3/15/2035 (c)(o)	1,394,059	1,394,617
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/2039 (c)(o)	976,000	751,150
CD Mortgage Trust Series 2017-CD3 Class C, 4.5592% 2/10/2050 (c)	813,000	237,369
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (o)	509,452	16,514
CEDR Commercial Mortgage Trust Series 2022-SNAI Class E, CME Term SOFR 1 month Index + 3.0193%, 6.6585% 2/15/2039 (c)(d)(o)	770,000	756,284
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.2527% 2/15/2039 (c)(d)(o)	2,211,000	2,128,575
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(o)	10,945,000	10,825,163
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (o)(t)	113,300,000	627,308
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (o)	17,294,832	13,053,655
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,437,421	1,433,045
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	1,969,478	1,945,451
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.3892% 10/15/2037 (c)(d)(o)	849,844	851,196
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 4.0352% 7/10/2049 (c)	1,290,000	1,209,890
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5475% 12/10/2049 (c)(t)	18,020,750	179
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (o)	546,000	432,611
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (c)(o)	280,000	251,974
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (c)(o)	1,317,101	1,147,823
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (o)	1,029,000	713,611
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.5717% 7/10/2028 (c)(o)	676,000	678,977
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 6/12/2040 (c)(o)	1,212,000	1,198,836
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 6.0475% 6/12/2040 (c)(o)	3,221,000	3,152,288
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (c)(o)	657,880	618,687
COMM Mortgage Trust Series 2013-LC6 Class D, 3.7356% 1/10/2046 (c)(o)	16,555	16,037
COMM Mortgage Trust Series 2014-CR15 Class D, 3.8636% 2/10/2047 (c)(o)	173,000	159,815
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.8007% 3/10/2047 (c)(i)(o)	73,382	32,390
COMM Mortgage Trust Series 2014-UBS5 Class C, 4.7217% 9/10/2047 (c)	603,000	560,850
COMM Mortgage Trust Series 2015-CR22 Class C, 3.5863% 3/10/2048 (c)	1,473,000	1,347,353
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (c)	1,423,000	1,358,239
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2787% 2/10/2048 (c)	2,037,000	1,787,447
COMM Mortgage Trust Series 2015-LC19 Class C, 4.4215% 2/10/2048 (c)	538,256	507,778
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (c)	1,139,000	1,050,274
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (o)	173,000	129,698
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7394% 9/10/2050 (c)	648,000	618,571
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (o)	202,000	184,295
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 6.985% 9/15/2033 (c)(d)(o)	267,000	18,525
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 8.9913% 9/15/2033 (c)(d)(o)	300,000	10,914
COMM Mortgage Trust Series 2025-180W Class E, 7.3635% 8/10/2042 (c)(o)	2,006,000	2,012,325
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (c)(o)	965,000	941,237
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8776% 11/10/2049 (c)(o)	142,385	28,479
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	4,229,000	4,161,360
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5277% 8/15/2041 (c)(d)(o)	2,330,000	2,322,969
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (c)(o)	964,000	817,761
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (c)(o)	651,000	523,821
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.0706% 6/15/2034 (d)(o)	636,000	370,268
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2503% 6/15/2050 (c)	1,297,000	1,177,192
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	18,955	18,917
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.7878% 4/15/2051 (c)	282,000	260,863
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	2,260,000	2,225,701
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (c)	630,000	589,861
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (c)(o)	2,477,000	2,208,849
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class E, 6.3548% 11/10/2042 (c)(o)	2,015,000	1,973,399
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (c)(o)	1,500,000	1,463,885
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.3428% 2/10/2043 (c)(o)	1,365,000	1,334,402
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class F, 7.4518% 2/10/2043 (c)(o)	530,000	519,046
D2-Natixis Multifamily Series 2026-M1 Class A2, 5.2298% 8/15/2059	8,398,000	8,340,437
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6214% 10/15/2051 (c)	189,000	171,616
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (c)(i)(o)	665,000	476,471
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	361,000	318,721
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (o)	212,000	130,948
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3557% 8/10/2044 (c)(o)	348,036	339,304
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (c)(o)	250,000	208,469
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.446% 8/10/2049 (c)	218,000	200,833
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6392% 3/15/2034 (c)(d)(o)	1,603,000	1,607,144
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (c)(o)	3,443,000	3,448,160
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.4734% 1/15/2041 (c)(o)	350,000	348,222
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (c)(o)	2,865,000	2,836,164
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (c)(o)	458,000	437,762
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)(o)	8,295,000	8,096,802
ELP Series 2025-ELP Class D, 5.6124% 11/13/2042 (c)(o)	550,000	539,053
ELP Series 2025-ELP Class E, 6.45% 11/13/2042 (c)(o)	3,138,000	3,098,852
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (c)(o)	1,076,000	1,076,973
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(o)	908,000	909,985
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(o)	193,000	193,410
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (c)(d)(o)	12,430,000	12,445,538
EQT Trust Series 2026-IND1 Class E, CME Term SOFR 1 month Index + 2.7%, 6.35% 7/15/2041 (c)(d)(o)	1,225,000	1,230,359
Estn Series 2026-TOWN Class B, 5.7377% 5/12/2046 (c)(o)	880,000	868,400
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (c)(d)(o)	24,003,496	24,048,504
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2392% 10/15/2042 (c)(d)(o)	4,267,394	4,280,678
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4892% 10/15/2042 (c)(d)(o)	2,083,521	2,093,938
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 6.9892% 10/15/2042 (c)(d)(o)	1,008,309	1,018,392
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7392% 10/15/2042 (c)(d)(o)	1,008,309	1,018,392
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (c)(d)(i)(o)	20,842,730	20,855,757
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0392% 2/15/2043 (c)(d)(i)(o)	2,138,989	2,144,337
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2392% 2/15/2043 (c)(d)(i)(o)	1,452,227	1,458,580
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5392% 2/15/2043 (c)(d)(o)	1,039,982	1,047,781
Extended Stay America Trust Series 2026-ESH2 Class F, 7.3892% 2/15/2043 (c)(o)	1,574,026	1,587,799
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.2892% 12/15/2039 (c)(d)(o)	1,688,000	1,708,120
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	683,819	680,915
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,800,000	1,586,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 3/25/2029 (c)(d)	7,551,885	7,534,817
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	4,000,000	3,939,044
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	2,700,000	2,653,263
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	3,300,000	3,254,729
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,500,000	4,449,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	7,400,000	7,276,879
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 7/25/2030 (c)(d)	4,792,799	4,789,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	1,100,000	1,081,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	2,500,000	2,441,532
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1698% 10/25/2030 (c)	23,283,044	23,244,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (c)(d)	13,885,999	13,867,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (c)(d)	5,968,416	5,960,757
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 10/25/2030 (c)(d)	6,495,194	6,486,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 11/25/2030 (c)(d)	13,297,410	13,289,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1098% 12/25/2030 (c)(d)	3,599,806	3,595,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1198% 12/25/2030 (c)	9,998,712	9,998,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 1/25/2031 (c)(d)	12,891,992	12,895,642
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1298% 2/25/2031 (c)	7,299,708	7,299,693
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (c)(d)	10,099,628	10,140,987
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (c)(d)	20,291,344	20,297,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (c)(d)	7,399,770	7,399,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (c)(d)	6,700,000	6,697,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K565 Class AS, U.S. 30-Day Avg. SOFR Index + 0.48%, 4.0998% 6/25/2031 (c)(d)	12,990,000	12,989,953
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.2517% 8/10/2044 (c)(o)	375,836	364,132
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.2517% 8/10/2044 (c)(o)	342,592	286,187
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.2517% 8/10/2044 (c)(o)	424,043	134,646
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (i)(o)	733,782	2,201
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.2476% 11/10/2045 (c)(o)	385,490	370,024
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.6344% 10/10/2048 (c)(i)(t)	435,118	284
GS Mortgage Securities Trust Series 2016-GS4 Class C, 3.8282% 11/10/2049 (c)	264,000	250,800
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (c)	651,000	359,451
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	855,615	848,738
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	701,050	698,638
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (i)(o)	476,000	295,037
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (o)	853,000	731,152
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (o)	672,000	532,931
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.7085% 9/10/2052 (c)	1,996,000	1,646,560
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (o)	727,000	536,029
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (o)	525,000	395,561
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (c)(o)	399,000	323,100
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.45% 5/12/2053 (c)(o)	189,000	146,712
GSAT Trust Series 2025-BMF Class E, CME Term SOFR 1 month Index + 3.3%, 6.9392% 7/15/2040 (c)(d)(o)	540,000	538,518
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.7892% 7/15/2040 (c)(d)(o)	2,596,000	2,578,539
GSMS Series 2026-DAWN Class B, 6.5732% 4/10/2043 (c)(o)	427,664	422,923
GSMS Series 2026-DAWN Class C, 7.0856% 4/10/2043 (c)(o)	318,262	314,789
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (c)(d)(i)(o)	2,715,000	2,713,303
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (c)(o)	2,849,000	2,842,288
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(o)	2,093,000	2,081,850
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (o)	304,110	296,647
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (o)	76,218	73,826
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/2039 (c)(o)	483,000	438,114
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(o)	7,341,000	7,232,021
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.489% 3/15/2042 (c)(d)(o)	799,000	794,622
IP Mortgage Trust Series 2025-IP Class F, 7.7123% 6/10/2042 (c)(o)	1,539,000	1,558,213
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class C, CME Term SOFR 1 month Index + 2.542%, 6.182% 3/15/2040 (c)(d)(o)	608,000	610,660
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class D, CME Term SOFR 1 month Index + 3.041%, 6.681% 3/15/2040 (c)(d)(o)	1,196,000	1,204,223
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (c)(o)	569,209	552,844
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (o)	615,000	519,660
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (i)(o)	674,000	80,880
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.9314% 6/10/2027 (c)(i)(o)	516,000	3,865
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (c)(i)(o)	830,000	1,651
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (c)(i)(o)	409,000	40,900
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (o)	4,763,000	4,486,699
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (i)(o)	1,323,000	819,056
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (i)(o)	2,354,000	1,056,687
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (c)(o)(t)	19,961,000	435,030
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (o)	887,000	831,710
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class C, 3.749% 6/5/2039 (c)(o)	541,000	495,452
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (c)(o)	496,000	452,332
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (c)(o)	938,000	836,242
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (o)	401,000	134,339
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (i)(o)	642,000	144,456
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (c)(o)	252,000	24,951
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(o)	1,728,000	1,700,627
JPMBB Commercial Mortgage Securities Trust Series 2014-C21 Class D, 4.4769% 8/15/2047 (c)(o)	680,345	662,023
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (o)	93,983	90,409
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.4959% 1/15/2048 (c)(o)	2,126,000	1,902,770
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0% 7/15/2048 (c)(t)	2,116,183	20
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.7141% 11/15/2048 (c)	1,368,000	123,120
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.4882% 12/15/2049 (c)	395,000	351,274
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4882% 12/15/2049 (c)(o)	696,000	415,110
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	140,845	140,391
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.2147% 12/15/2049 (c)	343,000	292,730
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.2147% 12/15/2049 (c)(i)(o)	681,000	410,943
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (o)	315,000	159,934
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	431,916
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (o)	399,000	212,066
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 3/15/2042 (c)(d)(o)	1,173,575	1,176,226
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (c)(d)(o)	9,071,000	9,071,000
LBA Trust Series 2026-LBA6 Class D, CME Term SOFR 1 month Index + 2%, 5.6392% 7/15/2043 (c)(d)(o)	1,308,000	1,308,000
LBA Trust Series 2026-LBA6 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5392% 7/15/2043 (c)(d)(o)	670,000	670,835
LBA Trust Series 2026-LBA6 Class F, CME Term SOFR 1 month Index + 3.95%, 7.6% 7/15/2043 (c)(d)(o)	575,000	574,994
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (c)(d)(o)	26,961,000	25,377,042
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4331% 5/15/2039 (c)(d)(o)	16,119,000	14,083,976
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7323% 5/15/2039 (c)(d)(o)	9,032,000	7,259,470
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.1811% 5/15/2039 (c)(d)(i)(o)	8,027,000	5,207,516
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8535% 3/15/2038 (c)(d)(o)	223,105	217,989
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1535% 3/15/2038 (c)(d)(o)	2,033,500	1,950,324
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5035% 3/15/2038 (c)(d)(o)	1,776,600	1,672,766
LS Series 2026-HTL6 Class A, 5.1392% 12/15/2040 (c)(o)	1,500,000	1,500,000
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (c)(o)	880,000	869,433
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (c)(o)	455,000	360,370
Mft Trust Series 2020-B6 Class C, 3.2828% 8/10/2040 (c)(o)	399,000	260,293
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.8984% 1/15/2039 (c)(d)(o)	965,600	965,298
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.5967% 1/15/2027 (c)(d)(o)	504,000	504,555
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.2892% 9/15/2040 (c)(d)(o)	1,030,000	1,032,467
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1392% 9/15/2040 (c)(d)(o)	1,675,000	1,679,537
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.8892% 9/15/2040 (c)(d)(o)	3,335,000	3,341,314
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (o)	490,000	490,667
MLTI Trust Series 2026-MLTI Class D10, CME Term SOFR 1 month Index + 2.15%, 5.7892% 6/15/2039 (c)(d)(o)	2,340,000	2,343,704
MLTI Trust Series 2026-MLTI Class E10, CME Term SOFR 1 month Index + 3%, 6.6392% 6/15/2039 (c)(d)(o)	1,015,000	1,014,991
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	514,000	504,411
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (c)(o)	378,000	49,136
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.6901% 10/15/2046 (c)(o)	713,000	679,411
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class C, 4.2739% 2/15/2046 (c)	21,050	19,660
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7874% 5/15/2046 (c)(o)	644,000	592,426
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.0129% 9/15/2049 (c)(i)	151,000	141,975
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.2096% 11/15/2049 (c)	343,000	315,578
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.2529% 12/15/2049 (c)	236,000	221,317
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class C, 4.558% 5/15/2050	445,000	416,542
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (i)(o)	520,000	468,547
Morgan Stanley Bank of America Merrill Lynch Trust Series 2026-C36 Class C, 6.283% 8/15/2059 (c)	485,000	483,020
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (c)(o)	199,652	197,686
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.5023% 6/15/2044 (c)(o)(t)	1,305,372	4,873
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9054% 7/15/2049 (c)(o)	64,594	64,301
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9054% 7/15/2049 (c)(i)(o)	182,000	179,355
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9054% 7/15/2049 (c)(i)(o)	616,400	601,280
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.295% 9/9/2032 (c)(o)	238,000	209,469
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.295% 9/9/2032 (c)(o)	401,000	296,789
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0272% 5/15/2048 (c)	141,006	136,770
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0272% 5/15/2048 (c)	662,000	615,700
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0272% 5/15/2048 (c)(o)	258,000	206,415
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8734% 11/15/2049 (c)	1,691,000	1,519,156
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (i)(o)	798,000	598,401
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	633,000	624,857
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,123,000	1,071,387
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (o)	1,912,000	1,583,930
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,159,000	1,075,093
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,779,000	4,693,853
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7045% 12/15/2036 (c)(d)(o)	5,700,000	3,548,193
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (c)(o)	252,000	203,297
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (o)	420,000	327,559
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	115,000	100,996
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	1,892,000	1,695,696
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (o)	791,879	817,465
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(o)	964,000	919,051
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.4532% 9/24/2057 (c)(o)	1,040,000	976,810
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (c)(o)	170,000	140,750
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	919,000	939,687
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8689% 12/15/2056 (c)	637,000	666,485
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0109% 12/15/2056 (c)	875,000	905,930
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (o)	208,000	163,362
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (c)(o)	753,000	698,762
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (c)(o)	768,000	691,901
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (c)(o)	1,042,000	1,038,969
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(o)	3,976,000	3,907,735
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (c)(o)	2,300,000	2,231,698
PCY Series 2026-FCMT Class E, 7.4155% 4/5/2041 (c)(o)	1,680,000	1,684,965
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.1045% 7/15/2038 (c)(d)(i)(o)	553,000	113,925
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 9.7545% 7/15/2038 (c)(d)(i)(o)	157,000	8,794
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (c)(d)(o)	28,275,363	28,293,036
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (c)(d)(o)	3,300,075	3,302,137
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2892% 3/15/2043 (c)(d)(o)	3,663,205	3,665,494
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.7892% 3/15/2043 (c)(d)(o)	2,341,111	2,346,232
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (o)	862,000	838,391
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (o)	3,641,000	3,215,793
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (c)(o)	707,000	703,346
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (c)(o)	2,211,000	2,191,983
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (c)(o)	3,300,000	3,276,270
PRM5 Trust Series 2025-PRM5 Class F, 8.7671% 3/10/2033 (c)(o)	2,245,000	2,267,358
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (o)	42,073	42,421
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (o)	13,312,000	13,319,953
PSA Trust Series 2026-STOR Class B, 5.8556% 8/15/2043 (o)	7,888,000	7,889,253
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (o)	1,933,000	2,002,041
SCG Commercial Mortgage Trust Series 2026-MFP2 Class E, CME Term SOFR 1 month Index + 2.6%, 6.3% 8/15/2041 (c)(d)(o)	390,000	389,432
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 8/15/2042 (c)(d)(o)	3,200,000	3,202,000
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (c)(o)	970,000	730,406
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (c)(o)	1,326,000	1,214,008
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (c)(o)	13,136,000	12,879,602
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2392% 10/15/2041 (c)(d)(o)	1,860,000	1,863,488
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.0892% 10/15/2041 (c)(d)(o)	656,000	656,820
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.34% 1/15/2039 (c)(d)(i)(o)	3,466,000	3,459,501
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 6.99% 1/15/2039 (c)(d)(o)	1,322,000	1,318,434
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.657% 11/15/2036 (c)(d)(o)	1,281,000	1,279,850
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.305% 11/15/2036 (c)(d)(o)	1,380,000	1,378,760
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.954% 11/15/2036 (c)(d)(o)	294,000	293,735
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/2041 (c)(o)	104,000	84,505
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8781% 2/15/2042 (c)(d)(o)	2,801,000	2,783,053
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (c)(d)(o)	15,882,000	15,891,926
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2316% 12/15/2039 (c)(d)(o)	3,451,000	3,451,000
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6311% 12/15/2039 (c)(d)(o)	2,544,000	2,544,000
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (o)	1,407,000	1,392,519
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (c)(o)	243,647	231,465
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(i)(o)	418,000	123,244
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9617% 12/15/2050 (c)(t)	22,098,965	204,676
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.6809% 2/15/2051 (c)	189,000	174,807
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	1,300,000	1,279,617
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0045% 7/15/2039 (c)(d)(o)	577,000	556,958
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.6545% 7/15/2039 (c)(d)(o)	767,000	666,136
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 8.7545% 7/15/2039 (c)(d)(o)	168,000	139,187
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.8383% 7/13/2044 (c)(o)	555,000	539,812
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.2261% 7/13/2044 (c)(o)	765,000	742,976
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.6756% 7/13/2044 (c)(o)	540,000	541,904
VISTA Commercial Motgage Trust Series 2026-MF19 Class E, CME Term SOFR 1 month Index + 3%, 6.65% 9/15/2043 (c)(d)(o)	2,490,000	2,493,110
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (o)	12,891,000	10,763,068
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (o)	800,000	648,280
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (c)(o)	19,300,000	284,665
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (c)(o)	375,000	364,903
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (c)(o)	1,080,000	1,046,918
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	254,000	177,800
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.4143% 12/15/2059 (c)	328,000	320,876
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.5431% 11/15/2049 (c)	745,000	724,194
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	391,384	390,257
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	228,000	212,644
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (o)	712,000	573,414
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9008% 8/15/2051 (c)(t)	21,967,248	240,695
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (c)	1,633,000	1,559,672
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	1,984,349	1,925,418
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (o)	581,000	463,477
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	1,195,000	1,049,923
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (o)	495,000	372,141
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	619,000	545,751
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (c)(o)	1,564,000	1,565,674
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3324% 11/15/2057 (c)	1,323,000	1,313,029
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	405,000	389,453
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (c)	1,205,000	1,138,511
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class A3, 5.789% 6/15/2059	2,900,000	2,957,114
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class XB, 0.4741% 6/15/2059 (c)(t)	6,854,000	160,734
Wells Fargo Commercial Mortgage Trust Series 2026-C66 Class C, 6.2509% 4/15/2059 (c)	320,000	311,047
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (c)(o)	9,402,000	9,336,032
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (c)(o)	241,191	85,620
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.9845% 6/15/2044 (c)(o)	149,290	146,761
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.9845% 6/15/2044 (c)(o)	183,000	174,904
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2152% 3/15/2045 (c)(o)	976,128	693,031
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0883% 5/15/2045 (c)(o)	230,531	217,557
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	827,000	771,538
WFCM Series 2022-C62 Class C, 4.4899% 4/15/2055 (c)	1,077,000	886,366
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (c)(o)	873,000	878,823
Worldwide Plaza Trust Series 2017-WWP Class E, 3.5955% 11/10/2036 (c)(o)	198,000	1,979
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (c)(o)	1,082,000	5,432
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (c)(i)(o)	289,000	129,914
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (c)(o)	755,000	127,995
TOTAL UNITED STATES		1,290,752,551
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,325,919,795)		1,291,940,647

Common Stocks - 0.1%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA ADR	116,787	887,581
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (i)	37,735	735,486
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (i)(u)	64,448	1,912,172
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (i)	161,271	498,282
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (i)(u)	2,287	496
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (i)(u)	40,185	392,206
Specialty Retail - 0.0%
White Iris LLC (i)	8,239	120,948
TOTAL CONSUMER DISCRETIONARY		513,154
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (i)(u)(w)	8,227	0
Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (i)(u)	55,600	1
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	38,582	2,046,003
EP Energy Corp (i)(u)	3,729	6,302
Expand Energy Corp	45,652	4,481,201
Expand Energy Corp (v)	351	34,454
ExxonMobil Holdings Corp	12,988	2,090,419
Mesquite Energy Inc (i)(u)	159,701	2,422,663
New Fortress Energy Inc Class A (u)	30,121	8,735
		11,089,777
TOTAL ENERGY		11,089,778
Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (i)	17,611	2,894,896
Athletico Group, LLC Pp (i)(v)	13,324	527,630
Carnelian Point Holdings LP warrants 6/30/2027 (i)(u)	1,272	3,714
Limetree Bay Cayman Ltd (i)(u)	464	0
Scrs Intermediate Holding Corp (i)(o)	296	2,473,106
Scrs Intermediate Holding Corp warrants 7/2/2031 (o)(u)	53	113,248
Stg Parent Topco, LLC (i)	90,972	588,589
TOTAL FINANCIALS		6,601,183
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)(u)	132,794	1
Cano Health LLC warrants 6/28/2029 (i)(u)	7,062	0
ModivCare Inc (i)	45,853	217,802
TOTAL HEALTH CARE		217,803
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (i)(u)	40,553	1,228,756
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Build Holdco, LLC (i)	164,151	4,281,058
Build Holdco, LLC rights (i)(u)(v)	14,009	0
TOTAL REAL ESTATE		4,281,058
TOTAL UNITED STATES		23,932,228
TOTAL COMMON STOCKS (Cost $21,072,113)		27,965,749

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030	1,979,000	2,270,902
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	5,010,000	4,040,565
UNITED STATES - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	4,862,000	4,703,985
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (o)	4,680,000	2,765,880
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	577,000	1,038,023
ON Semiconductor Corp 0% 5/1/2027 (q)	798,000	1,151,115
		2,189,138
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	2,918,000	4,395,894
Strategy Inc 0% 12/1/2029 (q)	3,745,000	3,397,839
Terawulf Inc 0% 5/1/2032 (o)(q)	2,558,000	2,741,408
		10,535,141
TOTAL INFORMATION TECHNOLOGY		12,724,279
TOTAL UNITED STATES		20,194,144
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $24,756,430)		26,505,611

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Alphabet Inc Series A 6.25%	18,346	887,396
Alphabet Inc Series B 6.25%	18,327	879,879
TOTAL COMMUNICATION SERVICES		1,767,275
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	33,193	1,151,133
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (i)(u)	80,261	2,583,602
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 5.2546%, 6.5% (c)(d)	37,320	959,124
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (c)(d)	11,400	294,975
		1,254,099
TOTAL FINANCIALS		3,837,701
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	29,072	1,353,011
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	11,325	287,202
TOTAL UNITED STATES		8,396,322
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,980,848)		8,396,322

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (o)		490,000	506,538
Angola Republic 8.75% 4/14/2032 (o)		820,000	838,498
Angola Republic 9.244% 1/15/2031 (o)		580,000	610,450
Angola Republic 9.375% 3/31/2033 (o)		505,000	523,938
Angola Republic 9.375% 5/8/2048 (o)		835,000	798,986
Angola Republic 9.875% 10/15/2035 (o)		345,000	363,875
TOTAL ANGOLA			3,642,285
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (n)		6,806,832	5,891,313
Argentine Republic 1% 7/9/2029		1,093,153	977,278
Argentine Republic 3.5% 7/9/2041 (n)		3,120,000	2,200,380
Argentine Republic 4.125% 7/9/2035 (n)		7,928,814	5,996,166
Argentine Republic 5% 1/9/2038 (n)		4,659,773	3,699,860
Province of Santa Fe 8.1% 12/11/2034 (p)		515,000	511,431
Provincia del Chubut Argentina 9.45% 4/29/2036 (o)		710,000	749,405
TOTAL ARGENTINA			20,025,833
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (o)		520,000	475,545
Republic of Armenia 6.75% 3/12/2035 (o)		1,145,000	1,184,560
TOTAL ARMENIA			1,660,105
AUSTRALIA - 0.0%
Australian Commonwealth 2.75% 6/21/2035 (p)	AUD	930,000	559,095
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (o)		730,000	805,920
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (o)		310,000	275,407
Bahrain Kingdom 5.8735% 2/6/2034 (o)		460,000	437,501
Bahrain Kingdom 6.625% 10/6/2037 (o)		345,000	313,405
Bahrain Kingdom 7.1% 2/3/2038 (o)		670,000	629,693
Bahrain Kingdom 7.5% 2/12/2036 (o)		365,000	359,182
TOTAL BAHRAIN			2,015,188
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (o)		1,400,000	1,482,950
Republic of Benin 8.375% 1/23/2041 (o)		220,000	237,263
TOTAL BENIN			1,720,213
BERMUDA - 0.0%
Bermuda Government 2.375% 8/20/2030 (o)		280,000	251,580
Bermuda Government 3.375% 8/20/2050 (o)		230,000	151,943
Bermuda Government 3.717% 1/25/2027 (o)		1,185,000	1,179,484
Bermuda Government 4.75% 2/15/2029 (o)		520,000	514,410
Bermuda Government 5% 7/15/2032 (o)		390,000	384,053
TOTAL BERMUDA			2,481,470
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		1,535,000	1,459,785
Federative Republic of Brazil 5.625% 2/21/2047		735,000	602,450
Federative Republic of Brazil 6% 10/20/2033		670,000	667,655
Federative Republic of Brazil 6.25% 5/22/2036		790,000	765,344
Federative Republic of Brazil 6.625% 3/15/2035		510,000	515,355
Federative Republic of Brazil 7.125% 1/20/2037		840,000	882,840
Federative Republic of Brazil 7.250% 1/12/2056		830,000	797,630
Federative Republic of Brazil 8.25% 1/20/2034		1,976,000	2,223,000
TOTAL BRAZIL			7,914,059
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	1,210,000	794,169
Canadian Government 2% 6/1/2032	CAD	1,070,000	714,369
Canadian Government 2.75% 6/1/2033	CAD	1,250,000	861,123
Canadian Government 3% 6/1/2034	CAD	620,000	429,440
Canadian Government 3.25% 12/1/2035	CAD	505,000	351,568
Canadian Government 4% 3/1/2029	CAD	6,700,000	4,937,223
TOTAL CANADA			8,087,892
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,145,000	1,928,355
Chilean Republic 2.75% 1/31/2027		425,000	421,175
Chilean Republic 3.1% 1/22/2061		1,525,000	895,938
Chilean Republic 3.25% 9/21/2071		250,000	146,999
Chilean Republic 3.5% 1/31/2034		280,000	249,620
Chilean Republic 4% 1/31/2052		245,000	183,138
Chilean Republic 4.34% 3/7/2042		660,000	559,020
Chilean Republic 5.33% 1/5/2054		905,000	825,813
TOTAL CHILE			5,210,058
COLOMBIA - 0.0%
Colombian Republic 3% 1/30/2030		1,800,000	1,649,700
Colombian Republic 3.125% 4/15/2031		785,000	692,959
Colombian Republic 3.25% 4/22/2032		400,000	343,600
Colombian Republic 5% 6/15/2045		725,000	555,894
Colombian Republic 5.2% 5/15/2049		1,225,000	940,800
Colombian Republic 5.375% 1/21/2029		695,000	692,568
Colombian Republic 6.125% 1/18/2041		60,000	54,623
Colombian Republic 6.125% 1/21/2031		250,000	250,403
Colombian Republic 6.5% 1/21/2033		405,000	403,988
Colombian Republic 7.375% 4/25/2030		470,000	493,735
Colombian Republic 7.375% 9/18/2037		205,000	212,379
Colombian Republic 7.5% 2/2/2034		570,000	597,360
Colombian Republic 8% 11/14/2035		570,000	617,595
Colombian Republic 8% 4/20/2033		730,000	786,210
Colombian Republic 8.5% 4/25/2035		530,000	588,830
Colombian Republic 8.75% 11/14/2053		540,000	613,305
TOTAL COLOMBIA			9,493,949
CONGO - 0.0%
Republic of Congo 9.5% 2/17/2035 (p)		340,000	338,673
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Democratic Republic of Congo 8.75% 4/16/2032 (o)		470,000	485,139
Democratic Republic of Congo 9.5% 4/16/2037 (o)		365,000	380,968
TOTAL CONGO DEMOCRATIC REPUBLIC OF			866,107
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (o)		485,000	453,136
Republic of Costa Rica 6.125% 2/19/2031 (o)		265,000	271,493
Republic of Costa Rica 6.55% 4/3/2034 (o)		220,000	230,676
Republic of Costa Rica 7.3% 11/13/2054 (o)		560,000	605,185
TOTAL COSTA RICA			1,560,490
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 6.125% 6/15/2033 (o)		1,680,000	1,661,100
Cote d'Ivoire 6.375% 3/3/2028 (o)		636,318	642,847
Cote d'Ivoire 6.75% 2/25/2041 (o)		640,000	609,696
Cote d'Ivoire 8.075% 4/1/2036 (o)		535,000	579,656
TOTAL COTE D'IVOIRE			3,493,299
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 4.5% 1/30/2030 (o)		910,000	876,785
Dominican Republic 4.875% 9/23/2032 (o)		2,145,000	2,016,837
Dominican Republic 5.75% 3/17/2034 (o)		395,000	384,656
Dominican Republic 5.95% 1/25/2027 (o)		1,164,000	1,168,074
Dominican Republic 6% 7/19/2028 (o)		549,000	554,619
Dominican Republic 6.5% 2/15/2048 (o)		300,000	287,700
Dominican Republic 6.6% 6/1/2036 (o)		419,000	428,432
Dominican Republic 6.85% 1/27/2045 (o)		1,212,000	1,209,273
Dominican Republic 7.05% 2/3/2031 (o)		940,000	983,771
Dominican Republic 7.15% 2/24/2055 (o)		705,000	718,395
Dominican Republic 7.45% 4/30/2044 (o)		401,000	424,358
TOTAL DOMINICAN REPUBLIC			9,052,900
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (n)(o)		1,421,190	1,418,347
Ecuador Government International Bond 6.9% 7/31/2035 (n)(o)		1,840,000	1,682,220
Ecuador Government International Bond 8.75% 1/29/2034 (o)		1,480,000	1,475,797
Ecuador Government International Bond 9.25% 1/29/2039 (o)		545,000	550,739
TOTAL ECUADOR			5,127,103
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (o)		25,000	24,973
Arab Republic of Egypt 7.5% 1/31/2027 (o)		1,403,000	1,414,982
Arab Republic of Egypt 7.5% 2/16/2061 (o)		1,435,000	1,210,595
Arab Republic of Egypt 7.6003% 3/1/2029 (o)		560,000	577,360
Arab Republic of Egypt 7.625% 5/20/2034 (o)		595,000	595,595
Arab Republic of Egypt 7.625% 5/29/2032 (o)		900,000	922,176
Arab Republic of Egypt 7.903% 2/21/2048 (o)		884,000	794,592
Arab Republic of Egypt 8.5% 1/31/2047 (o)		904,000	866,032
Arab Republic of Egypt 8.7002% 3/1/2049 (o)		1,105,000	1,071,784
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (o)		340,000	357,581
TOTAL EGYPT			7,835,670
EL SALVADOR - 0.0%
El Salvador Republic 4% 4/17/2030 (n)(o)		540,000	19,980
El Salvador Republic 7.1246% 1/20/2050 (o)		405,000	370,170
El Salvador Republic 7.625% 2/1/2041 (o)		120,000	120,844
El Salvador Republic 7.65% 6/15/2035 (o)		415,000	429,318
El Salvador Republic 9.25% 4/17/2030 (o)		540,000	577,662
El Salvador Republic 9.65% 11/21/2054 (o)		320,000	362,942
TOTAL EL SALVADOR			1,880,916
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (o)		360,000	313,020
Gabonese Republic 7% 11/24/2031 (o)		300,000	259,770
TOTAL GABON			572,790
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (p)	EUR	2,271,000	2,518,925
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (o)(q)		30,702	27,363
Ghana Republic 5% 7/3/2029 (n)(o)		381,803	377,171
Ghana Republic 5% 7/3/2035 (n)(o)		573,580	534,287
TOTAL GHANA			938,821
GUATEMALA - 0.0%
Republic of Guatemala 4.875% 2/13/2028 (o)		385,000	382,355
Republic of Guatemala 4.9% 6/1/2030 (o)		325,000	319,337
Republic of Guatemala 6.125% 6/1/2050 (o)		690,000	667,920
Republic of Guatemala 6.25% 8/15/2036 (o)		870,000	890,810
Republic of Guatemala 6.6% 6/13/2036 (o)		535,000	558,674
Republic of Guatemala 6.875% 8/15/2055 (o)		530,000	554,645
TOTAL GUATEMALA			3,373,741
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (o)		360,000	310,810
Hungary Government 3.125% 9/21/2051 (o)		780,000	468,690
Hungary Government 5.25% 6/16/2029 (o)		610,000	612,859
Hungary Government 5.5% 6/16/2034 (o)		1,205,000	1,207,652
Hungary Government 6.125% 5/22/2028 (o)		385,000	392,099
Hungary Government 6.25% 9/22/2032 (o)		385,000	403,528
Hungary Government 6.75% 9/23/2055 (o)		1,015,000	1,050,860
Hungary Government 6.75% 9/25/2052 (o)		270,000	282,339
TOTAL HUNGARY			4,728,837
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		645,000	368,455
Indonesia Government 3.5% 2/14/2050		730,000	488,801
Indonesia Government 3.85% 10/15/2030		710,000	680,713
Indonesia Government 4.1% 4/24/2028		705,000	701,475
Indonesia Government 4.2% 10/15/2050		24,000,000	18,047,280
Indonesia Government 4.35% 1/11/2048		805,000	625,888
Indonesia Government 5.95% 1/8/2046 (o)		560,000	549,416
Indonesia Government 6.75% 1/15/2044 (o)		380,000	403,164
Indonesia Government 7.75% 1/17/2038 (o)		1,897,000	2,181,550
Indonesia Government 8.5% 10/12/2035 (o)		1,910,000	2,289,613
TOTAL INDONESIA			26,336,355
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,290,000	831,208
Israel Government 5% 1/13/2036		845,000	813,049
Israel Government 5.75% 3/12/2054		600,000	548,934
Israel Government 5.875% 1/13/2056		860,000	802,654
TOTAL ISRAEL			2,995,845
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		250,000	291,149
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	713,500,000	4,318,786
Japan Government 2% 6/20/2031	JPY	520,650,000	3,230,474
Japan Government 2.2% 6/20/2031	JPY	144,800,000	906,217
TOTAL JAPAN			8,455,477
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (o)		155,000	151,343
Jordan Government 7.5% 1/13/2029 (o)		600,000	621,586
Jordan Government 7.75% 1/15/2028 (o)		315,000	323,269
TOTAL JORDAN			1,096,198
KAZAKHSTAN - 0.0%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (o)		670,000	661,746
KENYA - 0.0%
Republic of Kenya 7.875% 2/26/2034 (o)		280,000	277,903
Republic of Kenya 8.7% 2/26/2039 (o)		325,000	319,719
Republic of Kenya 8.8% 10/9/2038 (o)		315,000	313,920
Republic of Kenya 9.5% 3/5/2036 (o)		200,000	210,713
Republic of Kenya 9.75% 2/16/2031 (o)		660,000	710,860
TOTAL KENYA			1,833,115
LEBANON - 0.0%
Lebanon Republic 6.15% (k)(p)		1,115,000	308,298
Lebanon Republic 6.375% (k)(p)		482,000	132,911
Lebanon Republic 8.25% (k)(p)		1,060,000	317,470
TOTAL LEBANON			758,679
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		665,000	585,533
United Mexican States 3.25% 4/16/2030		1,295,000	1,213,415
United Mexican States 3.5% 2/12/2034		1,245,000	1,051,714
United Mexican States 3.75% 4/19/2071		1,230,000	673,450
United Mexican States 3.771% 5/24/2061		840,000	481,320
United Mexican States 4.5% 4/22/2029		485,000	481,202
United Mexican States 4.875% 5/19/2033		560,000	526,232
United Mexican States 5.375% 3/22/2033		625,000	605,400
United Mexican States 5.625% 2/9/2034		705,000	684,555
United Mexican States 5.75% 10/12/2110		1,085,000	845,215
United Mexican States 6% 5/7/2036		1,050,000	1,027,541
United Mexican States 6.05% 1/11/2040		980,000	925,757
United Mexican States 6.125% 2/9/2038		500,000	481,500
United Mexican States 6.25% 8/27/2037		525,000	514,904
United Mexican States 6.338% 5/4/2053		540,000	485,541
United Mexican States 6.35% 2/9/2035		780,000	787,917
United Mexican States 6.4% 5/7/2054		390,000	352,403
United Mexican States 6.75% 2/9/2056		1,560,000	1,466,400
United Mexican States 6.875% 5/13/2037		460,000	473,110
United Mexican States 7.375% 5/13/2055		930,000	949,995
TOTAL MEXICO			14,613,104
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (o)		655,000	669,233
Mongolia Government 7.875% 6/5/2029 (o)		200,000	210,000
TOTAL MONGOLIA			879,233
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (o)		1,890,000	1,974,067
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (o)		870,000	911,978
MULTI-NATIONAL - 0.2%
European Union 0.125% 6/10/2035 (p)	EUR	480,000	413,685
European Union 3.25% 12/12/2036 (p)	EUR	1,565,000	1,746,669
European Union 3.375% 12/12/2035 (p)	EUR	7,269,000	8,293,416
European Union 3.75% 10/12/2045 (p)	EUR	3,219,000	3,511,013
European Union 4% 4/4/2044 (p)	EUR	2,060,000	2,342,945
TOTAL MULTI-NATIONAL			16,307,728
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (o)		2,040,000	2,041,999
Republic of Nigeria 6.5% 11/28/2027 (o)		375,000	378,168
Republic of Nigeria 7.143% 2/23/2030 (o)		1,150,000	1,182,005
Republic of Nigeria 7.696% 2/23/2038 (o)		680,000	690,200
Republic of Nigeria 7.875% 2/16/2032 (o)		810,000	849,488
Republic of Nigeria 9.1297% 1/13/2046 (o)		385,000	423,019
TOTAL NIGERIA			5,564,879
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (o)		1,144,000	1,152,580
Oman Sultanate 6% 8/1/2029 (o)		720,000	739,454
Oman Sultanate 6.25% 1/25/2031 (o)		520,000	540,150
Oman Sultanate 6.5% 3/8/2047 (o)		670,000	680,251
Oman Sultanate 6.75% 1/17/2048 (o)		1,056,000	1,103,700
Oman Sultanate 7% 1/25/2051 (o)		230,000	249,630
TOTAL OMAN			4,465,765
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6.875% 12/5/2027 (o)		750,000	756,375
Islamic Republic of Pakistan 6.975% 4/24/2029 (o)		340,000	341,275
Islamic Republic of Pakistan 7.375% 4/8/2031 (o)		510,000	511,913
TOTAL PAKISTAN			1,609,563
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		615,000	538,485
Panamanian Republic 5.227% 2/23/2034		930,000	902,054
Panamanian Republic 5.662% 2/23/2038		1,555,000	1,513,637
Panamanian Republic 6.4% 2/14/2035		620,000	644,025
Panamanian Republic 7.875% 3/1/2057		545,000	633,563
Panamanian Republic 8% 3/1/2038		575,000	659,238
TOTAL PANAMA			4,891,002
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (o)		320,000	279,999
Republic of Paraguay 4.95% 4/28/2031 (o)		546,000	539,972
Republic of Paraguay 5.4% 3/30/2050 (o)		330,000	289,955
Republic of Paraguay 6% 2/9/2036 (o)		355,000	363,591
Republic of Paraguay 6.65% 3/4/2055 (o)		325,000	330,857
TOTAL PARAGUAY			1,804,374
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,300,000	1,188,200
Peruvian Republic 3% 1/15/2034		610,000	518,500
Peruvian Republic 3.3% 3/11/2041		700,000	529,200
TOTAL PERU			2,235,900
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		865,000	524,406
Philippine Republic 2.95% 5/5/2045		270,000	174,825
Philippine Republic 5% 7/17/2033		360,000	354,884
Philippine Republic 5.5% 1/17/2048		320,000	294,000
Philippine Republic 5.6% 5/14/2049		555,000	514,763
Philippine Republic 5.609% 4/13/2033		520,000	530,140
Philippine Republic 5.95% 10/13/2047		830,000	806,138
TOTAL PHILIPPINES			3,199,156
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (o)		335,000	334,390
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (o)		455,000	442,984
Republic of Poland 5.375% 4/14/2036		340,000	334,934
Republic of Poland 5.5% 3/18/2054		540,000	482,674
Republic of Poland 5.5% 4/4/2053		370,000	331,183
Republic of Poland 5.75% 11/16/2032		725,000	748,722
Republic of Poland 6.125% 4/14/2056		340,000	326,954
TOTAL POLAND			3,001,841
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (o)		1,880,000	1,523,289
State of Qatar 4.625% 6/2/2046 (o)		1,255,000	1,071,205
State of Qatar 4.817% 3/14/2049 (o)		975,000	845,013
State of Qatar 5.103% 4/23/2048 (o)		2,610,000	2,345,946
State of Qatar 9.75% 6/15/2030 (o)		413,000	480,976
TOTAL QATAR			6,266,429
ROMANIA - 0.1%
Romanian Republic 2.124% 7/16/2031 (p)	EUR	425,000	434,341
Romanian Republic 3% 2/27/2027 (o)		487,000	481,796
Romanian Republic 3.625% 3/27/2032 (o)		802,000	714,638
Romanian Republic 4% 2/14/2051 (o)		715,000	460,989
Romanian Republic 4.625% 3/4/2033 (o)	EUR	1,270,000	1,404,980
Romanian Republic 5.75% 7/4/2036 (o)		1,205,000	1,133,953
Romanian Republic 5.75% 9/16/2030 (o)		704,000	702,550
Romanian Republic 5.875% 7/11/2032 (p)	EUR	1,725,000	2,062,356
Romanian Republic 6% 5/25/2034 (o)		515,000	502,527
Romanian Republic 6.375% 1/30/2034 (p)		840,000	838,303
Romanian Republic 6.375% 9/18/2033 (p)	EUR	535,000	648,903
Romanian Republic 6.625% 2/17/2028 (o)		385,000	391,576
Romanian Republic 7.125% 1/17/2033 (o)		365,000	382,060
Romanian Republic 7.5% 2/10/2037 (o)		1,064,000	1,130,500
TOTAL ROMANIA			11,289,472
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (o)		1,015,000	974,867
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (o)		1,240,000	1,044,080
Kingdom of Saudi Arabia 3.25% 10/22/2030 (o)		5,890,000	5,497,844
Kingdom of Saudi Arabia 3.45% 2/2/2061 (o)		1,940,000	1,154,358
Kingdom of Saudi Arabia 3.75% 1/21/2055 (o)		975,000	643,500
Kingdom of Saudi Arabia 4.375% 1/12/2031 (o)		495,000	481,853
Kingdom of Saudi Arabia 4.5% 10/26/2046 (o)		1,450,000	1,144,282
Kingdom of Saudi Arabia 4.5% 4/22/2060 (o)		4,190,000	3,092,220
Kingdom of Saudi Arabia 4.625% 10/4/2047 (o)		850,000	685,525
Kingdom of Saudi Arabia 4.875% 1/12/2036 (o)		515,000	495,363
TOTAL SAUDI ARABIA			14,239,025
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (o)		960,000	478,800
Republic of Senegal 6.75% 3/13/2048 (o)		370,000	183,092
TOTAL SENEGAL			661,892
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (o)		885,000	770,217
Republic of Serbia 6% 6/12/2034 (o)		385,000	385,927
Republic of Serbia 6.5% 9/26/2033 (o)		725,000	749,469
TOTAL SERBIA			1,905,613
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		480,000	479,419
South African Republic 4.85% 9/30/2029		335,000	332,655
South African Republic 5% 10/12/2046		670,000	514,456
South African Republic 5.65% 9/27/2047		480,000	398,400
South African Republic 5.75% 9/30/2049		1,195,000	990,058
South African Republic 5.875% 4/20/2032		750,000	767,719
South African Republic 6.125% 12/11/2037 (o)		255,000	248,696
South African Republic 7.1% 11/19/2036 (o)		885,000	944,233
South African Republic 7.25% 12/11/2055 (o)		340,000	331,670
TOTAL SOUTH AFRICA			5,007,306
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (n)(o)		419,911	432,351
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (n)(o)		1,472,695	1,415,378
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (n)(o)		579,179	592,211
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (n)(o)		289,466	295,255
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (n)(o)		312,088	257,722
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (o)		221,697	214,492
TOTAL SRI LANKA			3,207,409
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.2% 7/16/2038 (o)		350,000	346,010
Republic of Trinidad & Tobago 6.5% 1/28/2036 (o)		655,000	664,661
TOTAL TRINIDAD & TOBAGO			1,010,671
TURKEY - 0.2%
Turkish Republic 4.875% 10/9/2026		1,395,000	1,393,689
Turkish Republic 4.875% 4/16/2043		2,250,000	1,664,730
Turkish Republic 5.125% 2/17/2028		495,000	489,466
Turkish Republic 5.25% 3/13/2030		315,000	304,368
Turkish Republic 5.75% 5/11/2047		677,000	535,405
Turkish Republic 5.875% 6/26/2031		490,000	475,962
Turkish Republic 6% 1/14/2041		1,490,000	1,291,890
Turkish Republic 6% 3/25/2027		235,000	235,683
Turkish Republic 6.3% 3/14/2033		410,000	396,544
Turkish Republic 6.625% 2/17/2045		640,000	571,219
Turkish Republic 6.8% 11/4/2036		955,000	924,106
Turkish Republic 6.875% 1/14/2038		860,000	830,700
Turkish Republic 7.125% 7/17/2032		450,000	456,647
Turkish Republic 7.25% 5/29/2032		410,000	418,274
Turkish Republic 7.625% 5/15/2034		620,000	641,650
Turkish Republic 9.125% 7/13/2030		705,000	769,691
Turkish Republic 9.375% 1/19/2033		2,095,000	2,362,636
Turkish Republic 9.375% 3/14/2029		1,725,000	1,854,116
Turkish Republic 9.875% 1/15/2028		1,960,000	2,059,960
TOTAL TURKEY			17,676,736
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (n)(o)		213,481	153,279
Ukraine Government 0% 2/1/2034 (n)(o)		797,754	442,753
Ukraine Government 0% 2/1/2035 (n)(o)		799,158	462,313
Ukraine Government 0% 2/1/2036 (n)(o)		561,797	323,876
Ukraine Government 4% 2/1/2032 (n)(o)		1,020,200	837,584
Ukraine Government 4.5% 2/1/2029 (n)(o)		768,429	657,007
Ukraine Government 4.5% 2/1/2034 (n)(o)		1,553,417	1,066,421
Ukraine Government 4.5% 2/1/2035 (n)(o)		927,145	623,969
Ukraine Government 4.5% 2/1/2036 (n)(o)		634,177	421,094
TOTAL UKRAINE			4,988,296
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (o)		1,015,000	618,450
Emirate of Abu Dhabi 3.125% 9/30/2049 (o)		3,170,000	2,029,212
Emirate of Abu Dhabi 3.875% 4/16/2050 (o)		1,600,000	1,164,816
Emirate of Abu Dhabi 5.5% 4/30/2054 (o)		730,000	679,849
Emirate of Dubai 3.9% 9/9/2050 (p)		1,800,000	1,205,892
Emirate of Dubai 5.25% 1/30/2043 (p)		560,000	515,362
TOTAL UNITED ARAB EMIRATES			6,213,581
UNITED KINGDOM - 0.0%
United Kingdom of Great Britain and Northern Ireland 3.75% 7/22/2052 (p)	GBP	810,000	800,675
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,230,000	1,092,855
Uruguay Republic 5.75% 10/28/2034		555,000	569,985
TOTAL URUGUAY			1,662,840
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (o)		395,000	365,861
VENEZUELA - 0.0%
Venezuela Republic 11.95% (k)(p)		938,300	539,992
Venezuela Republic 12.75% (k)(p)		199,600	118,163
Venezuela Republic 9.25% (k)		4,549,000	2,373,486
TOTAL VENEZUELA			3,031,641
ZAMBIA - 0.0%
Republic of Zambia 5.75% 6/30/2033 (n)(o)		199,498	195,928
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $292,230,034)			289,289,735

Non-Convertible Corporate Bonds - 22.9%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (o)		530,000	539,206
Sonangol Finance Ltd 10% 1/29/2031 (o)		230,000	236,325

TOTAL ANGOLA			775,531
ARGENTINA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Argentina SA 9.5% 7/18/2031 (o)		361,000	386,764
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (o)		475,000	484,376
Tecpetrol SA 7.625% 11/3/2030 (o)		510,000	519,818
YPF SA 8.25% 1/17/2034 (o)		475,000	493,763
TOTAL ENERGY			1,497,957
TOTAL ARGENTINA			1,884,721
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (c)(p)	GBP	1,700,000	2,252,551
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(o)		5,339,000	5,092,036
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(p)	EUR	1,500,000	1,690,186
Commonwealth Bank of Australia 4.454% 5/21/2037 (c)(p)	EUR	1,175,000	1,351,953
National Australia Bank Ltd 3.612% 1/22/2036 (c)(p)	EUR	1,300,000	1,473,236
Westpac Banking Corp 4.11% 7/24/2034 (c)		7,550,000	7,323,271
			19,183,233
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (p)	EUR	490,000	535,770
Cimic Finance Ltd 6% 4/22/2036 (o)		2,000,000	1,953,206
			2,488,976
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(p)	GBP	1,495,000	1,930,079
TOTAL FINANCIALS			23,602,288
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (o)		485,000	478,755
Mineral Resources Ltd 6.25% 5/1/2034 (o)		520,000	509,201
Mineral Resources Ltd 7% 4/1/2031 (o)		595,000	613,607
Mineral Resources Ltd 8.5% 5/1/2030 (o)		1,460,000	1,507,193
Mineral Resources Ltd 9.25% 10/1/2028 (o)		524,000	539,037
TOTAL MATERIALS			3,647,793
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,750,000	1,260,245
TOTAL AUSTRALIA			28,510,326
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (p)	EUR	570,000	644,610
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 4.375% 6/23/2031 (p)	EUR	720,000	823,080
Supernova Invest GmbH 5% 6/24/2030 (p)	EUR	425,000	499,822
TOTAL REAL ESTATE			1,322,902
TOTAL AUSTRIA			1,967,512
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
State Oil Co of the Azerbaijan Republic 6.57% 7/7/2056 (p)		560,000	558,600
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (o)		903,000	901,871
Bapco Energies BSC Closed 8.375% 11/7/2028 (o)		475,000	482,125

TOTAL BAHRAIN			1,383,996
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (o)		2,060,000	1,205,100
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (p)	EUR	600,000	699,270
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (p)	EUR	2,100,000	2,447,896
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (p)	EUR	1,300,000	1,448,396
TOTAL BELGIUM			4,595,562
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		695,000	669,771
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (o)		345,000	299,832
Minerva Luxembourg SA 7.5% 4/22/2036 (o)		330,000	308,166
Minerva Luxembourg SA 8.875% 9/13/2033 (o)		1,335,000	1,356,093
NBM US Holdings Inc 6.625% 8/6/2029 (o)		1,065,000	1,062,753
			3,026,844
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (o)		1,510,000	1,322,554
TOTAL CONSUMER STAPLES			4,349,398
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (o)		665,356	640,218
Yinson Boronia Production BV 8.947% 7/31/2042 (o)		1,171,346	1,291,410
			1,931,628
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (o)		1,285,961	1,275,352
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (o)		845,000	838,003
			2,113,355
TOTAL ENERGY			4,044,983
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 1/9/2038		505,000	481,871
Air Freight & Logistics - 0.0%
Rumo Luxembourg Sarl 4.2% 1/18/2032 (o)		570,000	506,325
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (k)(o)		4,715,000	1,638,463
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (o)		356,178	379,997
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (o)		1,314,000	1,152,168
TOTAL INDUSTRIALS			4,158,824
Materials - 0.1%
Metals & Mining - 0.1%
CSN Inova Ventures 11% 8/12/2030 (o)		2,351,000	1,838,247
CSN Resources SA 5.875% 4/8/2032 (o)		560,000	350,840
CSN Resources SA 8.875% 12/5/2030 (o)		305,000	222,955
ERO Copper Corp 6.5% 2/15/2030 (o)		1,678,000	1,675,567
Nexa Resources SA 6.6% 4/8/2037 (o)		435,000	441,803
Nexa Resources SA 6.75% 4/9/2034 (o)		275,000	283,795
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(o)		5,027,594	5,075,557
Usiminas International Sarl 7.5% 1/27/2032 (o)		1,065,000	1,081,774
Vale Overseas Ltd 6% 2/25/2056 (c)(o)		580,000	576,375
Vale Overseas Ltd 6.4% 6/28/2054		960,000	944,928
			12,491,841
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (o)		830,000	864,511
Suzano Austria GmbH 4% 1/15/2031		460,000	429,571
Suzano Austria GmbH 5% 1/15/2030		1,350,000	1,322,069
Suzano Netherlands BV 5.5% 1/15/2036		870,000	831,676
			3,447,827
TOTAL MATERIALS			15,939,668
TOTAL BRAZIL			29,162,644
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (o)		1,985,000	2,019,241
Golar LNG Ltd 7.75% 9/19/2029 (o)(p)		1,400,000	1,422,568

TOTAL CAMEROON			3,441,809
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 7% 10/15/2055 (c)		549,000	544,340
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (o)		2,665,000	2,674,367
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (o)		1,325,000	1,341,042
			4,015,409
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (o)		5,565,000	5,422,176
TOTAL CONSUMER DISCRETIONARY			9,437,585
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035		3,955,000	4,035,943
Cenovus Energy Inc 3.75% 2/15/2052		12,540,000	8,629,088
Cenovus Energy Inc 4.65% 3/20/2031		3,710,000	3,632,910
Cenovus Energy Inc 5.4% 3/20/2036		2,855,000	2,777,674
Cenovus Energy Inc 5.4% 6/15/2047		1,366,000	1,234,322
Cenovus Energy Inc 6.75% 11/15/2039		547,000	589,665
Saturn Oil & Gas Inc 8.5% 7/30/2031 (o)		595,000	617,736
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		1,170,000	1,227,768
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		179,000	185,892
TOTAL ENERGY			22,930,998
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(p)	EUR	3,720,000	4,199,487
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)		600,000	582,248
Royal Bank of Canada 3.125% 9/27/2031 (c)(p)	EUR	1,750,000	1,984,970
Toronto Dominion Bank 3.357% 9/22/2032 (p)	EUR	1,775,000	1,990,854
			8,757,559
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (o)		730,000	725,934
TOTAL FINANCIALS			9,483,493
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (o)		216,000	228,145
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (o)		970,000	1,001,545
Bombardier Inc 7% 6/1/2032 (o)		215,000	222,196
Bombardier Inc 7.25% 7/1/2031 (o)		840,000	878,054
TOTAL INDUSTRIALS			2,101,795
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		2,879,000	2,878,288
Methanex Corp 5.25% 12/15/2029		245,000	243,704
Methanex Corp 5.65% 12/1/2044		2,509,000	2,232,311
			5,354,303
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (o)		3,973,000	3,799,990
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (o)		1,270,000	1,289,723
TOTAL MATERIALS			10,444,016
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 5.875% 2/1/2034		1,650,000	1,610,815
TransAlta Corp 6.5% 3/15/2040		1,130,000	1,082,026
TOTAL UTILITIES			2,692,841
TOTAL CANADA			57,863,213
CHILE - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA 5.75% 4/15/2036 (o)		645,000	637,421
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (o)		375,000	375,356
Empresa Nacional del Petroleo 6.15% 5/10/2033 (o)		545,000	555,088
TOTAL ENERGY			930,444
Materials - 0.0%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (c)(o)		800,000	783,320
Metals & Mining - 0.0%
Antofagasta PLC 2.375% 10/14/2030 (o)		1,255,000	1,122,572
Antofagasta PLC 5.625% 9/9/2035 (o)		700,000	695,877
Antofagasta PLC 5.625% 5/13/2032 (o)		360,000	364,068
Corp Nacional del Cobre de Chile 3% 9/30/2029 (o)		155,000	145,738
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (o)		405,000	380,579
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (o)		1,790,000	1,201,493
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (o)		500,000	488,440
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (o)		490,000	474,095
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (o)		475,000	482,125
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (o)		870,000	853,209
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (o)		350,000	361,690
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (o)		585,000	608,927
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (o)		435,000	449,529
			7,628,342
TOTAL MATERIALS			8,411,662
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (o)		342,127	341,463
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (o)		272,250	277,910
TOTAL UTILITIES			619,373
TOTAL CHILE			10,598,900
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (o)		685,000	616,925
Prosus NV 3.68% 1/21/2030 (o)		840,000	799,436
Prosus NV 4.027% 8/3/2050 (o)		1,110,000	758,863
Prosus NV 4.193% 1/19/2032 (o)		455,000	428,695
TOTAL CONSUMER DISCRETIONARY			2,603,919
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (o)		890,000	886,485
TOTAL CHINA			3,490,404
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (o)		1,575,000	1,492,313
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (o)		802,000	790,278
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (k)(o)		7,785,000	2,177,542
Ecopetrol SA 4.625% 11/2/2031		775,000	708,931
Ecopetrol SA 8.375% 1/19/2036		550,000	581,900
Ecopetrol SA 8.875% 1/13/2033		2,555,000	2,761,317
Geopark Ltd 5.5% 1/17/2027 (o)		1,020,000	1,002,150
Geopark Ltd 8.75% 1/31/2030 (o)		800,000	822,800
Gran Tierra Energy Inc 9.75% 4/15/2031 (o)		2,014,000	2,088,619
			10,143,259
TOTAL ENERGY			10,933,537
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		555,000	589,157
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (o)		1,080,000	1,120,349
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (o)		4,261,131	4,032,947
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (o)		405,000	422,954
Termocandelaria Power SA 7.75% 9/17/2031 (o)		1,000,000	1,036,250
TOTAL UTILITIES			5,492,151
TOTAL COLOMBIA			19,627,507
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (o)		725,000	729,655
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (o)		720,000	750,928
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (o)		1,185,000	1,206,478
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (o)		900,000	914,211
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (p)	EUR	1,025,000	967,353
TOTAL CZECH REPUBLIC			1,881,564
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (p)	EUR	955,000	1,079,685
Food Products - 0.0%
Arla Foods amba 3.875% 5/22/2033 (p)	EUR	350,000	401,545
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (p)	EUR	800,000	946,340
TOTAL CONSUMER STAPLES			2,427,570
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(p)	EUR	880,000	1,025,781
Jyske Bank A/S 5.125% 5/1/2035 (c)(p)	EUR	657,000	786,179
			1,811,960
Financial Services - 0.0%
Nykredit Realkredit A/S 3.75% 9/26/2033 (p)	EUR	1,550,000	1,752,561
TOTAL FINANCIALS			3,564,521
TOTAL DENMARK			5,992,091
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (o)		565,000	582,317
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (o)		730,000	721,878
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (p)	EUR	420,000	466,968
Citycon Treasury BV 5.375% 7/8/2031 (p)	EUR	500,000	550,184
TOTAL REAL ESTATE			1,017,152
TOTAL FINLAND			1,739,030
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (o)		3,032,380	2,950,243
Altice France SA 6.5% 4/15/2032 (o)		3,489,591	3,392,840
Altice France SA 6.875% 10/15/2030 (o)		578,507	566,594
Altice France SA 6.875% 7/15/2032 (o)		4,076,161	3,996,706
Orange SA 4.75% 1/13/2033 (o)		1,055,000	1,015,579
Orange SA 5% 1/13/2036 (o)		1,050,000	998,310
			12,920,272
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (p)	EUR	900,000	1,016,193
TOTAL COMMUNICATION SERVICES			13,936,465
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (o)		1,080,000	1,082,030
Valeo SE 4.625% 3/23/2032 (p)	EUR	500,000	581,565
			1,663,595
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (c)(p)	EUR	500,000	576,032
RCI Banque SA 5.5% 10/9/2034 (c)(p)	EUR	1,200,000	1,429,016
			2,005,048
TOTAL CONSUMER DISCRETIONARY			3,668,643
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (p)	EUR	1,200,000	1,321,077
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (o)		2,700,000	2,815,466
Viridien 10% 10/15/2030 (o)		1,035,000	1,091,727
TOTAL ENERGY			3,907,193
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 3.945% 2/18/2037 (c)(p)	EUR	3,100,000	3,506,282
BNP Paribas SA 5.786% 1/13/2033 (c)(o)		16,502,000	16,741,707
BPCE SA 5.716% 1/18/2030 (c)(o)		1,350,000	1,366,824
BPCE SA 7.003% 10/19/2034 (c)(o)		1,105,000	1,174,377
Societe Generale SA 5.5% 4/13/2029 (c)(o)		11,268,000	11,341,370
			34,130,560
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (o)		555,000	559,513
TOTAL FINANCIALS			34,690,073
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (p)	EUR	400,000	463,028
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (p)	GBP	1,500,000	1,951,608
Electricite de France SA 6.125% 6/2/2034 (p)	GBP	500,000	682,066
			2,633,674
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (p)	EUR	700,000	791,344
Engie SA 4.25% 9/6/2034 (p)	EUR	1,200,000	1,404,766
Engie SA 6.1% 6/24/2036	AUD	1,760,000	1,234,100
Veolia Environnement SA 3.324% 6/17/2032 (p)	EUR	1,700,000	1,915,163
			5,345,373
TOTAL UTILITIES			7,979,047
TOTAL FRANCE			65,965,526
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (o)		600,000	599,724
Financials - 0.0%
Banks - 0.0%
Bank of Georgia JSC 6.5% 6/3/2031 (o)		465,000	463,096
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (o)		795,000	766,547
TOTAL GEORGIA			1,829,367
GERMANY - 0.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (p)	EUR	600,000	659,446
Schaeffler AG 5.375% 4/1/2031 (p)	EUR	300,000	361,426
ZF Europe Finance BV 4.75% 1/31/2029 (p)	EUR	700,000	819,367
ZF Europe Finance BV 5.5% 2/17/2032 (p)	EUR	900,000	1,045,208
ZF Europe Finance BV 7% 6/12/2030 (p)	EUR	500,000	617,139
ZF North America Capital Inc 6.75% 4/23/2030 (o)		1,115,000	1,123,836
ZF North America Capital Inc 6.875% 4/23/2032 (o)		670,000	671,410
ZF North America Capital Inc 7.125% 4/14/2030 (o)		630,000	641,403
ZF North America Capital Inc 7.5% 3/24/2031 (o)		220,000	225,614
TOTAL CONSUMER DISCRETIONARY			6,164,849
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 5.25% 3/5/2030 (p)	EUR	670,000	806,568
REWE International Finance BV 4.875% 9/13/2030 (p)	EUR	400,000	481,956
TOTAL CONSUMER STAPLES			1,288,524
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (p)	EUR	1,400,000	1,580,233
Financials - 0.3%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (c)(p)	EUR	700,000	804,278
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (c)(p)	EUR	700,000	796,252
Volkswagen Bank GmbH 3.5% 6/19/2031 (p)	EUR	1,100,000	1,250,180
			2,850,710
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)		29,675,000	27,437,577
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (c)		4,917,000	4,839,262
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (c)		4,150,000	4,180,855
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		10,050,000	10,290,440
			46,748,134
Financial Services - 0.0%
KfW 0.375% 5/20/2036 (p)	EUR	370,000	321,036
KfW 0.75% 1/15/2029 (p)	EUR	3,585,000	3,946,932
KfW 2.625% 4/26/2029 (p)	EUR	850,000	976,098
			5,244,066
TOTAL FINANCIALS			54,842,910
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance LLC 5.125% 7/20/2031 (o)		11,139,000	11,046,979
Bayer US Finance LLC 5.375% 7/20/2033 (o)		5,762,000	5,691,258
Bayer US Finance LLC 6.375% 11/21/2030 (o)		1,905,000	1,983,168
Bayer US Finance LLC 6.5% 11/21/2033 (o)		2,475,000	2,598,527
TOTAL HEALTH CARE			21,319,932
Industrials - 0.0%
Machinery - 0.0%
KION Group AG 4.125% 3/24/2031 (p)	EUR	293,000	338,670
TK Elevator US Newco Inc 5.25% 7/15/2027 (o)		346,000	345,900
TOTAL INDUSTRIALS			684,570
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (p)	EUR	1,100,000	1,232,191
Real Estate - 0.0%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (p)	EUR	1,000,000	1,126,935
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 15% 6/30/2027 pay-in-kind (i)	EUR	200,000	243,514
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	747,183	954,058
Accentro Real Estate AG 7% pay-in-kind (c)(i)(k)(p)	EUR	2,648,262	707,500
			1,905,072
TOTAL REAL ESTATE			3,032,007
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (p)	EUR	1,100,000	1,249,382
Amprion GmbH 3.625% 5/21/2031 (p)	EUR	600,000	691,778
Amprion GmbH 3.875% 6/5/2036 (p)	EUR	1,300,000	1,456,446
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(p)	EUR	1,700,000	1,875,010
EnBW International Finance BV 3.75% 11/20/2035 (p)	EUR	1,470,000	1,654,386
EnBW International Finance BV 5.7923% 2/26/2036 (p)	AUD	1,550,000	1,062,924
			7,989,926
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (o)		2,110,000	2,015,435
RWE Finance US LLC 5.875% 4/16/2034 (o)		616,000	623,903
			2,639,338
TOTAL UTILITIES			10,629,264
TOTAL GERMANY			100,774,480
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (o)		2,875,000	2,858,843
Kosmos Energy Ltd 7.75% 5/1/2027 (o)		1,675,000	1,674,163
Kosmos Energy Ltd 8.75% 10/1/2031 (o)		3,145,000	2,833,582
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (c)(o)		3,814,051	3,939,914

TOTAL GHANA			11,306,502
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (o)		3,865,000	3,930,481
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (o)		1,075,000	1,098,650
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (o)		1,425,000	1,348,763
Millicom International Cellular SA 4.5% 4/27/2031 (o)		620,000	578,308
Millicom International Cellular SA 5.125% 1/15/2028 (o)		342,000	338,323
Millicom International Cellular SA 7.375% 4/2/2032 (o)		505,000	518,888
TOTAL COMMUNICATION SERVICES			2,784,282
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (o)		865,000	846,835
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (o)		690,000	677,493
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (o)		1,120,000	1,102,099
TOTAL UTILITIES			1,779,592
TOTAL GUATEMALA			5,410,709
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(p)		3,240,000	3,100,166
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (o)		340,000	344,437
OTP Bank Nyrt 8.75% 5/15/2033 (c)(p)		410,000	426,913
TOTAL FINANCIALS			771,350
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (p)		265,000	274,900
TOTAL HUNGARY			1,046,250
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (o)		430,000	433,767
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (o)		480,000	481,800
TOTAL INDIA			915,567
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (o)		890,000	891,558
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (o)		1,005,000	1,030,125
Pertamina Persero PT 4.175% 1/21/2050 (o)		695,000	504,576
TOTAL ENERGY			2,426,259
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (o)		315,000	314,653
Freeport Indonesia PT 5.315% 4/14/2032 (o)		1,120,000	1,101,890
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (o)		1,660,000	1,658,374
TOTAL MATERIALS			3,074,917
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (o)		365,000	363,631
TOTAL INDONESIA			5,864,807
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		8,002,000	7,978,431
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		8,382,000	8,051,388
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		18,966,000	17,114,510
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		10,000,000	10,145,819
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		26,721,000	26,999,454
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		1,117,000	1,123,179
			71,412,781
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (o)		4,000,000	4,016,129
GGAM Finance Ltd 6.875% 4/15/2029 (o)		400,000	406,504
GGAM Finance Ltd 8% 6/15/2028 (o)		1,564,000	1,618,641
			6,041,274
TOTAL FINANCIALS			77,454,055
Industrials - 0.2%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 4.95% 7/23/2029 (o)		2,897,000	2,887,636
SMBC Aviation Capital Finance DAC 5.2% 7/23/2031 (o)		7,720,000	7,671,786
			10,559,422
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (o)		565,000	539,787
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (o)		1,261,000	1,255,121
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (o)		6,739,000	6,752,563
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (o)		16,975,000	17,340,198
			25,887,669
TOTAL INDUSTRIALS			36,447,091
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	310,000	352,416
TOTAL IRELAND			114,253,562
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (o)(p)		1,130,000	1,122,878
Energean Israel Finance Ltd 5.875% 3/30/2031 (o)(p)		605,000	580,252
Energean Israel Finance Ltd 8.5% 9/30/2033 (o)(p)		450,000	472,858
Leviathan Bond Ltd 6.5% 6/30/2027 (o)(p)		960,000	961,071
Leviathan Bond Ltd 6.75% 6/30/2030 (o)(p)		385,000	394,434
TOTAL ENERGY			3,531,493
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (o)(p)		520,000	510,713
Bank Leumi Le-Israel BM 5.7398% 9/9/2036 (c)(o)(p)		665,000	655,457
TOTAL FINANCIALS			1,166,170
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		858,000	856,293
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		385,000	384,245
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,300,000	1,330,078
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		965,000	1,031,049
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		840,000	852,813
TOTAL HEALTH CARE			4,454,478
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (o)(p)		530,000	483,116
TOTAL ISRAEL			9,635,257
ITALY - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 4% 10/1/2033 (p)	EUR	1,150,000	1,333,935
Davide Campari-Milano NV 4.25% 6/17/2033 (p)	EUR	1,795,000	2,071,388
TOTAL CONSUMER STAPLES			3,405,323
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (o)		3,181,000	3,164,459
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(o)		2,306,000	2,158,525
TOTAL FINANCIALS			5,322,984
Utilities - 0.0%
Electric Utilities - 0.0%
ENEL Finance International NV 4.375% 9/30/2030 (o)		517,000	502,751
ENEL Finance International NV 5.5% 6/26/2034 (o)		790,000	785,494
ENEL Finance International NV 7.5% 10/14/2032 (o)		341,000	376,668
Enel SpA 3.375% (c)(m)(p)	EUR	685,000	795,500
			2,460,413
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (o)		1,211,000	1,214,649
TOTAL UTILITIES			3,675,062
TOTAL ITALY			12,403,369
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (o)		399,587	397,250
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (o)		320,000	313,542

TOTAL JAMAICA			710,792
JAPAN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (p)	EUR	690,000	779,890
NTT Finance Corp 4.567% 7/16/2027 (o)		2,439,000	2,439,517
NTT Finance Corp 4.62% 7/16/2028 (o)		2,467,000	2,455,785
NTT Finance Corp 4.876% 7/16/2030 (o)		6,248,000	6,169,311
NTT Finance Corp 5.0115% 11/1/2031 (o)		9,545,000	9,393,598
NTT Finance Corp 5.2588% 11/1/2033 (o)		13,739,000	13,451,318
TOTAL COMMUNICATION SERVICES			34,689,419
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (c)(p)	EUR	1,450,000	1,660,375
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)		2,859,000	2,833,601
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (c)		4,034,000	3,956,105
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (c)(p)	EUR	1,435,000	1,651,944
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (c)		6,508,000	6,411,939
TOTAL FINANCIALS			16,513,964
TOTAL JAPAN			51,203,383
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (o)		645,000	576,753
KazMunayGas National Co JSC 5.375% 4/24/2030 (o)		370,000	372,120
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (o)		645,000	596,625

TOTAL KAZAKHSTAN			1,545,498
KOREA (SOUTH) - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2031 (o)		245,000	241,881
LG Energy Solution Ltd 5.875% 4/2/2036 (o)		305,000	300,481
TOTAL INDUSTRIALS			542,362
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.875% 1/17/2033 (o)		305,000	313,268
TOTAL KOREA (SOUTH)			855,630
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (o)		595,000	567,109
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (o)		4,850,000	2,942,044
Altice Financing SA 9.625% 7/15/2027 (o)		1,465,000	917,484
			3,859,528
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (o)		3,077,200	2,996,827
TOTAL COMMUNICATION SERVICES			6,856,355
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (o)		1,050,000	1,118,025
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	11,919,900	1,887,602
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (o)		5,619,000	4,942,690
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (p)	EUR	2,100,000	2,337,512
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (p)	EUR	700,000	808,391
Real Estate Management & Development - 0.1%
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (p)	EUR	1,400,000	1,555,587
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (p)	EUR	720,000	849,168
European Outlet Mall Venture Sarl 4% 7/15/2031 (p)	EUR	1,030,000	1,174,501
Logicor Financing Sarl 0.875% 1/14/2031 (p)	EUR	1,250,000	1,262,562
Logicor Financing Sarl 3.75% 7/14/2032 (p)	EUR	520,000	582,026
P3 Group Sarl 3.75% 4/2/2033 (p)	EUR	700,000	779,091
P3 Group Sarl 4% 4/19/2032 (p)	EUR	1,100,000	1,254,783
			7,457,718
TOTAL REAL ESTATE			10,603,621
TOTAL LUXEMBOURG			25,408,293
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (o)		860,000	773,194
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (o)		1,050,000	659,263
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (o)		1,320,000	1,311,631
TOTAL MALAYSIA			2,744,088
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (o)		525,000	530,996
MEXICO - 0.9%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (k)(p)		2,133,000	618,570
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (o)		660,000	579,892
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (o)		370,000	365,484
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (o)		265,000	256,303
FEL Energy VI SARL 5.75% 12/1/2040 (o)		637,769	604,190
Petroleos Mexicanos 5.95% 1/28/2031		44,525,000	43,999,605
Petroleos Mexicanos 6.35% 2/12/2048		31,726,000	25,602,882
Petroleos Mexicanos 6.5% 6/2/2041		255,000	224,655
Petroleos Mexicanos 6.625% 6/15/2035		3,542,000	3,385,196
Petroleos Mexicanos 6.7% 2/16/2032		39,724,000	39,942,482
Petroleos Mexicanos 6.75% 9/21/2047		18,643,000	15,612,580
Petroleos Mexicanos 6.95% 1/28/2060		16,303,000	13,368,460
Petroleos Mexicanos 7.69% 1/23/2050		24,983,000	22,780,749
TOTAL ENERGY			166,142,586
Financials - 0.0%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (c)(o)		300,000	297,150
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (o)		820,000	822,444
			1,119,594
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (o)		1,895,000	1,892,934
TOTAL FINANCIALS			3,012,528
Industrials - 0.0%
Passenger Airlines - 0.0%
Mexico City Airport Trust 5.5% 7/31/2047 (o)		860,000	733,666
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (o)		725,000	608,094
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (o)		1,260,000	1,266,979
			1,875,073
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (o)		700,000	525,497
TOTAL MATERIALS			2,400,570
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (o)		675,000	653,063
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (o)		908,692	962,078
COX Asset Mexico SA de CV 7.125% 1/8/2032 (o)		380,000	381,520
Saavi Energia Sarl 8.875% 2/10/2035 (o)		1,515,000	1,664,303
TOTAL UTILITIES			3,007,901
TOTAL MEXICO			177,148,776
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 5.125% 6/23/2051 (o)		565,000	440,576
OCP SA 6.1% 4/30/2030 (o)		525,000	533,374
OCP SA 6.75% 5/2/2034 (o)		480,000	498,235
OCP SA 6.875% 4/25/2044 (o)		745,000	738,370
OCP SA 7.5% 5/2/2054 (o)		635,000	658,539

TOTAL MOROCCO			2,869,094
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (p)	EUR	400,000	450,753
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(o)		2,074,000	2,119,526
ING Groep NV 3% 8/17/2031 (c)(p)	EUR	2,100,000	2,366,357
			4,485,883
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (c)(p)		2,049,000	2,049,898
TOTAL FINANCIALS			6,535,781
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		5,412,000	5,254,786
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		15,607,000	15,144,600
TOTAL INFORMATION TECHNOLOGY			20,399,386
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vesteda Finance BV 3.75% 7/16/2030 (p)	EUR	440,000	507,341
TOTAL NETHERLANDS			27,893,261
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (o)		1,972,000	1,963,658
IHS Holding Ltd 7.875% 5/29/2030 (o)		870,000	892,307
TOTAL COMMUNICATION SERVICES			2,855,965
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Mauritius NG Holdco Ltd 8% 9/18/2027 (o)		268,115	267,110
Materials - 0.0%
Chemicals - 0.0%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (o)		830,000	833,113
TOTAL NIGERIA			3,956,188
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (o)		530,000	556,064
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 3.625% 5/28/2032 (c)(p)	EUR	1,400,000	1,608,976
TOTAL NORWAY			2,165,040
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Veon Midco BV 6.95% 6/1/2031 (o)		465,000	464,358
Veon Midco BV 7.45% 6/1/2033 (o)		490,000	488,810

TOTAL PAKISTAN			953,168
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (o)		1,575,000	1,552,226
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (o)		1,750,000	1,665,405
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (o)		1,105,000	1,116,713
TOTAL COMMUNICATION SERVICES			4,334,344
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (o)		295,000	237,623
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (o)		370,000	373,441
TOTAL PANAMA			4,945,408
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (o)		690,000	681,375
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(o)		900,000	896,175
Intercorp Peru Ltd 5.6% 7/16/2033 (o)		875,000	871,579
TOTAL FINANCIALS			1,767,754
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (o)		1,465,000	1,492,366
Volcan Cia Minera SAA 8.5% 10/28/2032 (o)		2,750,000	2,837,038
TOTAL MATERIALS			4,329,404
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (o)		455,000	446,014
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (o)		920,000	917,810
TOTAL UTILITIES			1,363,824
TOTAL PERU			8,142,357
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (o)		1,185,000	1,205,749
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Finance DAC 6.5% 10/15/2030 (p)	EUR	1,900,000	2,043,786
TOTAL POLAND			3,249,535
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (o)		560,000	504,162
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (o)		2,205,000	2,201,252
QatarEnergy 2.25% 7/12/2031 (o)		2,230,000	1,959,757
QatarEnergy 3.125% 7/12/2041 (o)		2,485,000	1,802,868
QatarEnergy 3.3% 7/12/2051 (o)		1,820,000	1,173,991
TOTAL ENERGY			7,137,868
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (o)		479,315	485,944
TOTAL QATAR			8,127,974
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (i)(k)(p)		600,000	29,999
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (o)		2,415,976	2,152,804
Green Palm Bidco Sarl 5.9573% 6/30/2041 (o)		435,000	426,843
Green Palm Bidco Sarl 6.4623% 6/30/2046 (o)		690,000	671,025
Saudi Arabian Oil Co 2.25% 11/24/2030 (o)		2,130,000	1,891,312
Saudi Arabian Oil Co 3.25% 11/24/2050 (o)		1,205,000	736,038
Saudi Arabian Oil Co 3.5% 11/24/2070 (o)		645,000	370,991
Saudi Arabian Oil Co 3.5% 4/16/2029 (o)		2,140,000	2,059,750
Saudi Arabian Oil Co 4.25% 4/16/2039 (o)		3,295,000	2,819,663
Saudi Arabian Oil Co 4.375% 2/2/2031 (o)		515,000	498,340
Saudi Arabian Oil Co 5% 2/2/2036 (o)		320,000	307,898
Saudi Arabian Oil Co 5.875% 7/17/2064 (o)		315,000	281,522
Saudi Arabian Oil Co 6.375% 6/2/2055 (o)		1,990,000	1,942,399
TOTAL ENERGY			14,158,585
Financials - 0.0%
Financial Services - 0.0%
Avilease Capital Ltd 5.5% 6/30/2031 (o)		9,400,000	9,369,262
Gaci First Investment Co 5% 10/13/2027 (p)		1,200,000	1,200,000
Gaci First Investment Co 5.125% 2/14/2053 (p)		290,000	238,618
Gaci First Investment Co 5.25% 10/13/2032 (p)		405,000	401,456
TOTAL FINANCIALS			11,209,336
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (o)		1,395,000	1,396,967
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (o)		715,000	708,744
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (o)		2,110,000	2,128,821
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (o)		535,000	546,963
TOTAL INDUSTRIALS			4,781,495
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (o)		550,000	534,875
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (o)		1,085,000	1,081,832
TOTAL MATERIALS			1,616,707
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (p)		705,000	700,706
TOTAL SAUDI ARABIA			32,466,829
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (o)		1,260,000	1,255,590
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (o)		1,080,000	1,123,956
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (o)		456,000	456,000
TOTAL COMMUNICATION SERVICES			1,579,956
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (o)		420,000	434,406
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		960,000	958,272
Sasol Financing USA LLC 5.5% 3/18/2031		355,000	335,471
Sasol Financing USA LLC 8.75% 4/10/2033 (o)		310,000	325,888
Sasol Financing USA LLC 8.75% 5/3/2029 (o)		1,225,000	1,291,640
			2,911,271
Metals & Mining - 0.0%
Sibanye-Stillwater UK Financing PLC 6.25% 11/15/2031 (o)		540,000	533,671
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (o)		625,000	635,406
			1,169,077
TOTAL MATERIALS			4,080,348
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (o)		1,080,000	1,096,200
Eskom Holdings 8.45% 8/10/2028 (o)		825,000	864,188
TOTAL UTILITIES			1,960,388
TOTAL SOUTH AFRICA			8,055,098
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
CaixaBank SA 4.818% 4/22/2032 (c)(o)		2,115,000	2,068,955
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Ab 3.95% 3/25/2031 (p)	EUR	600,000	684,668
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (p)	EUR	950,000	1,064,861
Sveafastigheter AB 4.5% 3/2/2032 (p)	EUR	1,020,000	1,173,273

TOTAL SWEDEN			2,922,802
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 4.125% 6/9/2033 (c)(p)	EUR	200,000	233,529
UBS Group AG 4.75% 3/17/2032 (c)(p)	EUR	6,120,000	7,359,704
			7,593,233
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(o)		1,600,000	1,586,519
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(p)		1,810,000	1,620,966
			3,207,485
TOTAL FINANCIALS			10,800,718
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (o)(x)		1,718,000	1,659,759
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (o)(x)		1,230,000	1,246,149
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (o)(x)		815,000	832,176
TOTAL INDUSTRIALS			3,738,084
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (o)		1,872,000	1,993,715
Consolidated Energy Finance SA 5.625% 10/15/2028 (o)		2,689,000	2,636,242
			4,629,957
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (p)	EUR	445,000	511,778
TOTAL MATERIALS			5,141,735
TOTAL SWITZERLAND			19,680,537
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (o)		655,000	424,583
TURKEY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (o)		475,000	469,262
Financials - 0.0%
Banks - 0.0%
Akbank TAS 8.25% 12/8/2036 (c)(o)		465,000	467,664
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (c)(o)		715,000	723,044
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (o)		675,000	664,692
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (o)		845,000	821,670
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (o)		895,000	873,565
TOTAL FINANCIALS			3,550,635
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (o)		350,000	359,632
TOTAL TURKEY			4,379,529
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 8.95% 1/15/2033 pay-in-kind (o)		361,323	319,021
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (o)		700,000	595,959
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (o)		616,978	549,283
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (o)		2,575,000	2,214,835
TOTAL ENERGY			3,360,077
Financials - 0.0%
Financial Services - 0.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (o)		880,000	760,426
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (o)		430,000	432,394
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (o)		740,000	695,866
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (o)		545,000	512,976
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (o)		965,000	831,377
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (o)		510,000	514,544
TOTAL FINANCIALS			3,747,583
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (o)		1,415,000	1,338,944
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (o)		785,000	690,164
TOTAL INDUSTRIALS			2,029,108
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(o)		760,000	705,835
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(p)		1,185,000	1,153,562
Alpha Star Holding IX Ltd 7% 8/26/2028 (p)		920,000	914,259
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (p)		915,000	920,582
Sobha Sukuk Ltd 8.75% 7/17/2028 (p)		670,000	670,198
TOTAL REAL ESTATE			4,364,436
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (o)		795,000	588,578
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (o)		555,000	547,341
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (o)		620,000	602,404
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (o)		1,005,000	943,455
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (o)		305,000	303,493
TOTAL UTILITIES			2,985,271
TOTAL UNITED ARAB EMIRATES			16,486,475
UNITED KINGDOM - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (p)	EUR	1,125,000	1,260,447
Virgin Media Finance PLC 5% 7/15/2030 (o)		368,000	226,952
			1,487,399
Media - 0.0%
Pearson Funding PLC 6.375% 4/28/2036 (p)	GBP	400,000	540,434
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (o)		825,000	682,085
			1,222,519
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (o)		695,000	562,951
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (o)		425,000	354,123
			917,074
TOTAL COMMUNICATION SERVICES			3,626,992
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (o)		1,055,000	1,083,098
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (o)		1,450,000	1,501,635
			2,584,733
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (p)	GBP	1,325,000	1,495,646
Marks & Spencer PLC 5.125% 8/18/2032 (p)	GBP	800,000	1,052,495
			2,548,141
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (o)		1,685,000	1,714,134
IHG Finance LLC 3.375% 9/10/2030 (p)	EUR	675,000	768,903
Whitbread Group PLC 2.375% 5/31/2027 (p)	GBP	915,000	1,216,959
			3,699,996
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (p)	GBP	1,590,000	1,851,127
TOTAL CONSUMER DISCRETIONARY			10,683,997
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		13,161,000	13,911,097
BAT International Finance PLC 4.125% 4/12/2032 (p)	EUR	2,515,000	2,934,340
Imperial Brands Finance PLC 3.875% 2/12/2034 (p)	EUR	3,525,000	3,932,661
Imperial Brands Finance PLC 6.125% 7/27/2027 (o)		7,555,000	7,645,794
Reynolds American Inc 5.7% 8/15/2035		1,538,000	1,550,849
Reynolds American Inc 5.85% 8/15/2045		12,953,000	12,283,260
Reynolds American Inc 6.15% 9/15/2043		1,637,000	1,618,572
Reynolds American Inc 7.25% 6/15/2037		1,835,000	2,031,940
TOTAL CONSUMER STAPLES			45,908,513
Financials - 0.5%
Banks - 0.5%
Barclays PLC 3.543% 8/14/2031 (c)(p)	EUR	2,352,000	2,698,241
Barclays PLC 5.088% 6/20/2030 (c)		14,797,000	14,740,415
Barclays PLC 5.69% 3/12/2030 (c)		15,000,000	15,226,051
Barclays PLC 6.224% 5/9/2034 (c)		13,560,000	14,003,750
Barclays PLC 6.49% 9/13/2029 (c)		18,477,000	18,985,878
HSBC Holdings PLC 3.608% 12/1/2033 (c)(p)	EUR	300,000	338,695
HSBC Holdings PLC 4.787% 3/10/2032 (c)(p)	EUR	2,340,000	2,815,097
HSBC Holdings PLC 4.856% 5/23/2033 (c)(p)	EUR	3,000,000	3,627,870
HSBC Holdings PLC 8.201% 11/16/2034 (c)(p)	GBP	190,000	274,849
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(p)	EUR	2,465,000	2,961,528
NatWest Group PLC 3.073% 5/22/2028 (c)		9,805,000	9,697,111
NatWest Group PLC 7.416% 6/6/2033 (c)(p)	GBP	1,290,000	1,799,483
Standard Chartered PLC 3.864% 3/17/2033 (c)(p)	EUR	1,020,000	1,170,302
Standard Chartered PLC 3.934% 5/28/2032 (c)(p)	EUR	1,120,000	1,293,168
Virgin Money UK PLC 7.625% 8/23/2029 (c)(p)	GBP	965,000	1,371,908
			91,004,346
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (p)	EUR	1,575,000	1,775,577
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (p)	GBP	1,425,000	2,163,624
TOTAL FINANCIALS			94,943,547
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (p)	EUR	2,035,000	2,015,452
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (p)	GBP	2,355,000	3,185,371
TOTAL INDUSTRIALS			5,200,823
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (i)(k)(o)		650,000	93,183
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (p)	GBP	1,150,000	1,541,418
Retail REITs - 0.0%
Hammerson PLC 3.875% 6/8/2031 (p)	EUR	740,000	846,904
TOTAL REAL ESTATE			2,388,322
Utilities - 0.2%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (p)	EUR	875,000	974,628
NGG Finance PLC 2.125% 9/5/2082 (c)(p)	EUR	1,730,000	1,979,506
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (p)	EUR	1,575,000	1,773,855
SSE PLC 6.3% 8/20/2036	AUD	1,850,000	1,314,084
			6,042,073
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (o)		3,245,000	3,188,238
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (o)		1,220,000	1,241,350
			4,429,588
Multi-Utilities - 0.0%
Cadent Finance PLC 4% 7/7/2036 (p)	EUR	1,360,000	1,524,017
Water Utilities - 0.2%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (p)	GBP	600,000	776,951
Anglian Water Osprey Financing PLC 6.75% 8/27/2031 (p)	GBP	350,000	472,376
Anglian Water Services Financing PLC 4.25% 6/23/2036 (p)	EUR	450,000	509,609
Anglian Water Services Financing PLC 5.375% 11/10/2033 (p)	GBP	570,000	739,779
Anglian Water Services Financing PLC 5.875% 6/20/2031 (p)	GBP	1,605,000	2,181,923
Anglian Water Services Financing PLC 6.293% 7/30/2030 (p)	GBP	550,000	762,209
Northumbrian Water Finance PLC 5.375% 7/22/2032 (p)	GBP	850,000	1,122,059
Northumbrian Water Finance PLC 5.625% 4/29/2033 (p)	GBP	1,440,000	1,905,794
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (p)	EUR	1,745,000	1,953,979
South West Water Finance PLC 5.25% 9/15/2031 (p)	GBP	1,395,000	1,847,144
South West Water Finance PLC 5.75% 12/11/2032 (p)	GBP	325,000	437,830
SW Finance I PLC 6.875% 8/7/2032 (p)	GBP	1,700,000	2,329,207
SW Finance I PLC 7.375% 12/12/2041 (p)	GBP	564,000	743,578
Wessex Water Services Finance PLC 6.125% 9/19/2034 (p)	GBP	1,045,000	1,391,940
Yorkshire Water Finance PLC 5.5% 4/28/2035 (p)	GBP	655,000	831,145
Yorkshire Water Finance PLC 6% 7/22/2033 (p)	GBP	1,300,000	1,729,601
			19,735,124
TOTAL UTILITIES			31,730,802
TOTAL UNITED KINGDOM			194,576,179
UNITED STATES - 17.9%
Communication Services - 2.2%
Diversified Telecommunication Services - 1.1%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (o)(x)		1,795,000	1,724,496
APLD ComputeCo 3 LLC 7% 6/15/2031 (o)		2,795,000	2,691,030
APLD ComputeCo LLC 9.25% 12/15/2030 (o)(x)		4,580,000	4,830,832
AT&T Inc 3.8% 12/1/2057		8,798,000	5,526,961
Black Pearl Compute LLC 6.125% 2/15/2031 (o)(x)		1,099,000	1,099,704
Cipher Compute LLC 7.125% 11/15/2030 (o)(x)		1,075,000	1,088,323
Core Scientific Finance I LLC 7.75% 5/15/2031 (o)		4,005,000	3,885,982
Edged Compute LLC 7.5% 4/30/2031 (o)		4,573,000	4,338,074
ELK Grove Village Property LLC 7.5% 6/15/2031 (o)		581,000	559,452
Flash Compute LLC 7.25% 12/31/2030 (o)		1,999,000	2,009,367
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (o)		3,395,000	3,362,502
HUT 8 DC LLC 6.192% 11/15/2042 (o)		13,269,000	12,886,717
Level 3 Financing Inc 3.75% 7/15/2029 (o)		154,000	146,442
Level 3 Financing Inc 6.875% 6/30/2033 (o)		1,980,000	2,012,811
Level 3 Financing Inc 7% 3/31/2034 (o)		1,000,000	1,022,883
Level 3 Financing Inc 7.5% 2/15/2037 (o)		1,555,000	1,542,807
Level 3 Financing Inc 8.5% 1/15/2036 (o)		2,475,000	2,587,999
Lumen Technologies Inc 4.5% 1/15/2029 (o)		264,000	251,834
Meridian Arc Holdco LLC 6.25% 4/30/2031 (o)		5,130,000	4,877,304
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (o)		5,854,000	5,426,472
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (o)		5,885,000	5,800,870
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (o)(x)		2,974,000	2,835,344
Sopaipilla Investor LLC 7.534% 11/30/2048 (o)		2,500,000	2,561,006
Space Exploration Technologies Corp 5.35% 7/15/2031 (o)		29,303,000	28,642,214
Space Exploration Technologies Corp 5.65% 7/15/2033 (o)		40,989,000	39,543,622
Stingray Compute LLC 6% 6/15/2031 (o)		907,000	883,164
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (o)		1,660,000	1,523,886
Uniti Services LLC 7.5% 10/15/2033 (o)		1,315,000	1,357,737
Verizon Communications Inc 2.355% 3/15/2032		51,205,000	44,283,436
Verizon Communications Inc 2.55% 3/21/2031		30,387,000	27,337,152
Verizon Communications Inc 4.78% 2/15/2035		2,599,000	2,453,991
WULF Compute LLC 7.75% 10/15/2030 (o)(x)		2,310,000	2,400,323
Yondr JK 1 LLC 6.875% 6/30/2031 (o)(x)		1,930,000	1,808,170
Zenith Arc LLC 8.875% 8/31/2031 (o)		2,340,000	2,257,984
			225,560,891
Entertainment - 0.0%
AP Core Holdings II LLC 11% 5/15/2031 (o)		1,480,000	1,556,976
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (o)		1,810,000	1,882,253
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (o)		1,595,000	1,692,812
			5,132,041
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033		16,514,000	15,950,302
Meta Platforms Inc 5.25% 5/15/2036		10,777,000	10,372,099
Snap Inc 6.875% 3/1/2033 (o)		1,029,000	1,009,044
Snap Inc 6.875% 3/15/2034 (o)		805,000	782,840
			28,114,285
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (o)		1,410,000	1,175,636
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (o)		2,114,000	1,906,588
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,039,000	1,793,367
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (o)		1,270,000	1,101,000
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (o)		850,000	761,734
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (o)		560,000	546,763
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (o)		2,321,000	2,244,174
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		2,094,000	1,742,131
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		12,445,000	11,201,548
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		2,872,000	2,043,353
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		11,822,000	8,897,941
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		27,821,000	21,516,617
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		20,184,000	14,832,212
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		5,239,000	4,251,962
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		8,676,000	8,823,137
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		12,226,000	10,881,673
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		8,107,000	8,094,595
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		2,000,000	1,798,970
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (o)		1,555,000	1,603,625
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (o)		1,555,000	1,638,892
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (o)		1,120,000	1,120,000
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (o)		1,615,000	1,675,551
CMG Media Corp 8.875% 6/18/2029 (o)		450,000	345,525
CSC Holdings LLC 3.375% 2/15/2031 (o)		4,665,000	2,425,801
CSC Holdings LLC 4.125% 12/1/2030 (o)		2,190,000	1,155,151
CSC Holdings LLC 4.5% 11/15/2031 (o)		2,265,000	1,177,800
CSC Holdings LLC 4.625% 12/1/2030 (o)		1,640,000	348,500
Dotdash Meredith Inc 7.625% 6/15/2032 (o)		855,000	820,732
EchoStar Corp 10.75% 11/30/2029		1,957,983	2,116,232
EW Scripps Co/The 9.875% 8/15/2030 (o)		1,260,000	1,136,419
Lamar Media Corp 5.375% 11/1/2033 (o)		1,130,000	1,099,473
Nexstar Media Inc 6.5% 9/15/2033 (o)		1,120,000	1,124,993
Time Warner Cable LLC 4.5% 9/15/2042		10,467,000	7,731,387
Time Warner Cable LLC 5.5% 9/1/2041		4,708,000	3,917,244
Time Warner Cable LLC 5.875% 11/15/2040		6,004,000	5,210,691
Time Warner Cable LLC 6.55% 5/1/2037		17,014,000	16,385,039
Time Warner Cable LLC 7.3% 7/1/2038		14,056,000	14,118,973
Univision Communications Inc 8.5% 7/31/2031 (o)(x)		1,110,000	1,118,677
Univision Communications Inc 8.875% 4/15/2033 (o)		1,065,000	1,052,612
Univision Communications Inc 9.375% 8/1/2032 (o)(x)		2,930,000	2,989,804
			173,926,522
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031		10,000,000	8,658,703
T-Mobile USA Inc 3.75% 4/15/2027		12,950,000	12,897,553
T-Mobile USA Inc 3.875% 4/15/2030		23,000,000	22,105,082
T-Mobile USA Inc 4.5% 4/15/2050		5,491,000	4,190,900
			47,852,238
TOTAL COMMUNICATION SERVICES			480,585,977
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (o)		835,000	835,896
American Axle & Manufacturing Inc 7.75% 10/15/2033 (o)		1,545,000	1,552,274
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (o)		1,535,000	1,563,720
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (o)(x)		2,019,000	2,042,712
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (o)		1,720,000	1,715,262
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (o)		1,695,000	1,674,484
			9,384,348
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (o)		2,834,000	2,895,832
Stellantis Finance US Inc 5.75% 3/18/2030 (o)		1,550,000	1,529,705
			4,425,537
Broadline Retail - 0.1%
Amazon.com Inc 3.7% 3/16/2035	EUR	1,625,000	1,831,901
Amazon.com Inc 4.35% 6/12/2036	CAD	1,200,000	834,030
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (o)		1,317,640	1,135,416
Saks Global Enterprises LLC 11% (i)(k)(o)		583,638	1,459
Wayfair LLC 6.75% 11/15/2032 (o)		2,025,000	2,083,516
Wayfair LLC 7.125% 5/31/2034 (o)(x)		1,288,000	1,335,947
Wayfair LLC 7.25% 10/31/2029 (o)		2,760,000	2,850,890
Wayfair LLC 7.75% 9/15/2030 (o)		3,386,000	3,564,137
			13,637,296
Diversified Consumer Services - 0.0%
Sotheby's 8.25% 4/15/2031 (o)		2,990,000	3,027,563
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (o)		1,395,000	1,355,169
StoneMor Inc 8.5% 5/15/2029 (o)		3,835,000	3,824,088
TKC Holdings Inc 12% 2/15/2031 (o)		535,000	575,314
TKC Holdings Inc 8.5% 8/15/2030 (o)		1,090,000	1,135,836
			9,917,970
Hotels, Restaurants & Leisure - 0.1%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (o)		1,858,000	1,841,671
Carnival Corp Ltd 5.75% 8/1/2032 (o)		230,000	227,613
Carnival Corp Ltd 5.875% 6/15/2031 (o)		2,080,000	2,087,114
Carnival Corp Ltd 6.125% 2/15/2033 (o)		2,240,000	2,245,428
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (o)		3,456,000	3,382,923
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (o)		625,000	567,671
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (o)		910,000	895,827
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (o)		1,865,000	1,857,770
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (o)(x)		1,950,000	1,948,284
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (o)		540,000	541,553
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (o)(x)		635,000	643,126
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (o)		1,090,000	1,099,157
Light & Wonder International Inc 6.25% 10/1/2033 (o)(x)		1,135,000	1,132,163
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (o)		2,605,000	2,198,313
McDonald's Corp 3.5% 5/21/2032 (p)	EUR	860,000	979,291
McDonald's Corp 3.5% 7/1/2027		3,551,000	3,524,742
NCL Corp Ltd 6.25% 9/15/2033 (o)		1,140,000	1,066,421
NCL Corp Ltd 6.75% 2/1/2032 (o)		1,140,000	1,108,870
Viking Cruises Ltd 5.875% 10/15/2033 (o)		2,545,000	2,518,861
			29,866,798
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (o)		565,000	547,920
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (o)		575,000	577,043
Century Communities Inc 6.625% 9/15/2033 (o)(x)		1,130,000	1,143,231
Dream Finders Homes Inc 6.875% 9/15/2030 (o)		1,385,000	1,355,722
LGI Homes Inc 7% 11/15/2032 (o)		4,070,000	4,024,611
Risewell Homes Inc 8.5% 11/1/2030 (o)		1,115,000	1,132,417
Whirlpool Corp 4.6% 5/15/2050		985,000	556,854
Whirlpool Corp 5.75% 3/1/2034		350,000	272,709
Whirlpool Corp 6.5% 6/15/2033		4,655,000	4,023,775
Whirlpool Corp 7.5% 7/1/2031 (o)		565,000	565,717
Whirlpool Corp 7.875% 7/1/2034 (o)		1,125,000	1,100,555
			15,300,554
Specialty Retail - 0.3%
Advance Auto Parts Inc 1.75% 10/1/2027		405,000	390,194
Advance Auto Parts Inc 3.5% 3/15/2032 (x)		636,000	550,813
Advance Auto Parts Inc 3.9% 4/15/2030 (x)		595,000	559,028
Advance Auto Parts Inc 7% 8/1/2030 (o)(x)		1,080,000	1,104,294
Advance Auto Parts Inc 7.375% 8/1/2033 (o)(x)		3,695,000	3,787,449
Carvana Co 10.25% 5/1/2030 (o)		120,000	128,700
Carvana Co 4.875% 9/1/2029 (o)		1,051,000	993,195
Carvana Co 5.5% 4/15/2027 (o)		575,000	569,250
Carvana Co 5.875% 10/1/2028 (o)		455,000	445,900
Carvana Co 9% 6/1/2031 pay-in-kind (c)(o)		1,494,672	1,648,081
Champions Financing Inc 8.75% 2/15/2029 (o)(x)		2,564,000	2,614,190
LBM Acquisition LLC 6.25% 1/15/2029 (o)		1,920,000	1,212,461
Lowe's Cos Inc 3.35% 4/1/2027		1,437,000	1,429,377
Lowe's Cos Inc 3.75% 4/1/2032		27,423,000	25,521,454
Michaels Cos Inc/The 11% 3/15/2034 (o)		2,080,000	2,018,222
Michaels Cos Inc/The 8.5% 3/15/2033 (o)		2,150,000	2,128,367
Staples Inc 10.75% 9/1/2029 (o)(x)		3,335,000	3,204,024
Staples Inc 12.75% 1/15/2030 (o)		1,703,025	1,356,617
			49,661,616
TOTAL CONSUMER DISCRETIONARY			132,194,119
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (o)		775,000	728,576
C&S Group Enterprises LLC 5% 12/15/2028 (o)		240,000	222,766
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7% 8/15/2034 (o)		2,245,000	2,265,299
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (o)		400,000	408,703
Mars Inc 4.8% 3/1/2030 (o)		11,876,000	11,815,731
Mars Inc 5% 3/1/2032 (o)		8,916,000	8,855,453
Performance Food Group Inc 5.625% 3/1/2034 (o)		1,270,000	1,233,697
Performance Food Group Inc 6.125% 9/15/2032 (o)		545,000	546,131
US Foods Inc 4.75% 2/15/2029 (o)		590,000	582,184
US Foods Inc 5.75% 4/15/2033 (o)		240,000	238,860
US Foods Inc 6.875% 9/15/2028 (o)		620,000	631,394
			27,528,794
Food Products - 0.0%
Conagra Brands Inc 5.4% 8/1/2031		2,665,000	2,655,932
J&F Luxembourg Finance SARL 8% 4/23/2033 (o)		550,000	535,974
Lamb Weston Holdings Inc 4.125% 1/31/2030 (o)		2,735,000	2,621,171
Lamb Weston Holdings Inc 4.375% 1/31/2032 (o)		160,000	150,518
Post Holdings Inc 6.25% 10/15/2034 (o)		125,000	120,506
Post Holdings Inc 6.375% 3/1/2033 (o)		565,000	555,178
Post Holdings Inc 6.5% 3/15/2036 (o)		550,000	533,057
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (o)		1,110,000	1,111,165
			8,283,501
Tobacco - 0.0%
Philip Morris International Inc 3.25% 6/6/2032	EUR	3,170,000	3,558,657
TOTAL CONSUMER STAPLES			39,370,952
Energy - 1.6%
Energy Equipment & Services - 0.0%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (o)		2,170,000	2,134,314
Kodiak Gas Services LLC 6.5% 10/1/2033 (o)		735,000	742,091
Kodiak Gas Services LLC 6.75% 10/1/2035 (o)		845,000	861,495
Oceaneering International Inc 6.875% 7/15/2034 (o)		1,125,000	1,160,965
Star Holding LLC 8.75% 8/1/2031 (o)		569,000	590,078
Transocean Aquila Ltd 8% 9/30/2028 (o)		387,692	395,733
Transocean International Ltd 7.875% 10/15/2032 (o)		305,000	320,277
Transocean International Ltd 8.25% 5/15/2029 (o)		700,000	727,556
Transocean International Ltd 8.5% 5/15/2031 (o)		1,490,000	1,566,653
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (o)		1,095,000	1,085,608
WBI Operating LLC 6.5% 10/15/2033 (o)		550,000	551,793
			10,136,563
Oil, Gas & Consumable Fuels - 1.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (o)		530,000	523,232
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (o)		2,150,000	2,109,698
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (o)		600,000	605,986
California Resources Corp 7% 1/15/2034 (o)		1,640,000	1,639,855
California Resources Corp 7.25% 1/15/2035 (o)		565,000	566,363
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (o)		1,015,000	1,099,710
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (o)		2,500,000	2,578,050
Cheniere Energy Inc 5.2% 7/30/2036 (o)		2,826,000	2,724,316
Cheniere Energy Inc 6% 7/30/2056 (o)		531,000	512,142
Cheniere Energy Partners LP 5.35% 11/30/2036 (o)		7,993,000	7,773,359
CITGO Petroleum Corp 8.375% 1/15/2029 (o)		530,000	544,509
CNX Midstream Partners LP 4.75% 4/15/2030 (o)		1,050,000	1,011,014
CNX Resources Corp 5.875% 3/1/2034 (o)		1,175,000	1,145,786
CNX Resources Corp 7.25% 3/1/2032 (o)		1,045,000	1,075,649
CNX Resources Corp 7.375% 1/15/2031 (o)		1,040,000	1,065,000
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (o)		6,422,000	6,629,917
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (o)		1,920,000	1,977,279
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (o)		3,456,000	3,545,603
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (o)		2,069,000	2,152,520
Comstock Resources Inc 5.875% 1/15/2030 (o)(x)		1,954,000	1,875,772
Comstock Resources Inc 6.75% 3/1/2029 (o)		1,100,000	1,090,978
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (o)		250,000	244,512
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (o)		2,020,000	2,119,441
CVR Energy Inc 7.5% 2/15/2031 (o)		1,095,000	1,128,260
CVR Energy Inc 7.875% 2/15/2034 (o)		565,000	586,270
DCP Midstream Operating LP 6.45% 11/3/2036 (o)		4,987,000	5,295,828
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (o)		255,000	262,455
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (o)		810,000	838,488
Energy Transfer LP 3.75% 5/15/2030		9,728,000	9,291,622
Energy Transfer LP 4.95% 6/15/2028		7,159,000	7,178,485
Energy Transfer LP 5% 5/15/2050		4,377,000	3,585,388
Energy Transfer LP 5.25% 4/15/2029		4,040,000	4,075,276
Energy Transfer LP 5.8% 6/15/2038		3,992,000	3,965,969
Energy Transfer LP 6.5% 2/15/2056 (c)		1,460,000	1,465,440
Energy Transfer LP 6.55% 1/15/2057 (c)		1,122,000	1,114,958
Energy Transfer LP 6.7% 1/15/2057 (c)		1,122,000	1,112,340
Energy Transfer LP 6.75% 2/15/2056 (c)		115,000	114,647
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034 (x)		565,000	568,840
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033 (x)		1,615,000	1,694,245
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,120,000	1,125,216
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (o)(x)		460,000	473,053
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (o)(x)		75,000	78,431
Harvest Midstream I LP 6.75% 5/15/2034 (o)		1,315,000	1,334,409
Harvest Midstream I LP 7.5% 5/15/2032 (o)		630,000	653,827
Hess Corp 5.8% 4/1/2047		8,479,000	8,347,240
Hess Corp 7.125% 3/15/2033		2,041,000	2,258,836
Hess Midstream Operations LP 4.25% 2/15/2030 (o)		400,000	384,970
Hess Midstream Operations LP 5.125% 6/15/2028 (o)		1,280,000	1,276,698
Hess Midstream Operations LP 5.5% 10/15/2030 (o)		415,000	413,585
Hess Midstream Operations LP 5.875% 3/1/2028 (o)		1,015,000	1,024,209
Hess Midstream Operations LP 6.5% 6/1/2029 (o)		515,000	524,893
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (o)		520,000	524,478
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (o)		1,505,000	1,512,658
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (o)		695,000	717,615
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		15,589,000	14,408,671
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		686,000	717,908
Kinder Morgan Inc 5.05% 2/15/2046		1,762,000	1,530,365
Kinetik Holdings LP 5.875% 6/15/2030 (o)(x)		2,620,000	2,633,113
Kinetik Holdings LP 6.625% 12/15/2028 (o)		590,000	600,532
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (o)		1,690,000	1,713,893
MPLX LP 4.95% 9/1/2032		14,675,000	14,386,780
MPLX LP 5.5% 2/15/2049		6,593,000	5,863,594
Occidental Petroleum Corp 6.45% 9/15/2036		8,786,000	9,267,701
Occidental Petroleum Corp 6.6% 3/15/2046		6,921,000	7,172,004
Occidental Petroleum Corp 7.5% 5/1/2031		12,314,000	13,462,268
ONEOK Inc 4.25% 9/24/2027		4,280,000	4,268,348
ONEOK Inc 4.4% 10/15/2029		4,476,000	4,403,898
ONEOK Inc 4.75% 10/15/2031		8,707,000	8,516,269
Par Petroleum LLC 7.375% 6/1/2034 (o)		1,250,000	1,297,108
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (o)		1,679,000	1,726,484
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,576,120
Prairie Acquiror LP 9% 8/1/2029 (o)		640,000	661,596
Rio Grande LNG LLC 5.25% 6/30/2031 (o)		3,383,000	3,343,672
Rio Grande LNG LLC 5.5% 1/30/2034 (o)		4,307,000	4,225,129
Rio Grande LNG LLC 5.75% 6/30/2036 (o)		9,791,000	9,538,033
Rockies Express Pipeline LLC 4.8% 5/15/2030 (o)		110,000	106,967
Rockies Express Pipeline LLC 4.95% 7/15/2029 (o)		940,000	929,578
Rockies Express Pipeline LLC 6.875% 4/15/2040 (o)		490,000	489,597
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,075,000	1,051,489
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,015,000	1,016,932
Sunoco LP 4.5% 10/1/2029 (o)		730,000	712,059
Sunoco LP 4.625% 5/1/2030 (o)		2,895,000	2,801,197
Sunoco LP 5.375% 7/15/2031 (o)		1,650,000	1,627,575
Sunoco LP 5.625% 7/15/2034 (o)		1,650,000	1,602,577
Sunoco LP 5.875% 3/15/2034 (o)		500,000	492,807
Sunoco LP 6.25% 7/1/2033 (o)		1,135,000	1,140,989
Sunoco LP 6.625% 8/15/2032 (o)		900,000	914,558
Sunoco LP 7% 5/1/2029 (o)		450,000	461,740
Sunoco LP 7.25% 5/1/2032 (o)		515,000	532,574
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (o)		2,263,000	2,262,957
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (o)		2,875,000	2,876,087
Targa Resources Corp 4.35% 1/15/2029		4,745,000	4,697,256
Targa Resources Corp 4.35% 4/15/2031		5,572,000	5,394,897
Targa Resources Corp 4.9% 9/15/2030		6,326,000	6,278,464
Targa Resources Corp 5.65% 2/15/2036		15,234,000	15,167,672
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		2,221,000	2,094,041
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (o)		1,235,000	1,260,907
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (o)		1,860,000	1,923,579
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (o)		705,000	729,048
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (o)		2,295,000	2,415,774
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (o)		1,040,000	1,129,660
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (o)		915,000	1,017,556
Western Gas Partners LP 4.75% 8/15/2028		2,108,000	2,104,076
Western Gas Partners LP 5.7% 7/1/2036		13,692,000	13,482,808
Williams Cos Inc/The 4.65% 8/15/2032		34,934,000	33,851,999
Williams Cos Inc/The 5.75% 6/24/2044		6,964,000	6,642,933
			337,063,159
TOTAL ENERGY			347,199,722
Financials - 7.4%
Banks - 3.2%
Bank of America Corp 3.419% 12/20/2028 (c)		8,456,000	8,321,126
Bank of America Corp 3.705% 4/24/2028 (c)		11,813,000	11,745,214
Bank of America Corp 4.25% 10/22/2026		5,344,000	5,344,025
Bank of America Corp 4.376% 4/27/2028 (c)		20,000,000	19,972,626
Bank of America Corp 4.571% 4/27/2033 (c)		10,000,000	9,650,474
Bank of America Corp 4.695% 4/23/2032 (c)		23,754,000	23,270,207
Bank of America Corp 5.015% 7/22/2033 (c)		121,493,000	119,985,358
Citigroup Inc 4.296% 7/23/2036 (c)	EUR	1,000,000	1,138,374
Citigroup Inc 4.3% 11/20/2026		3,067,000	3,066,331
Citigroup Inc 4.412% 3/31/2031 (c)		7,342,000	7,178,718
Citigroup Inc 4.45% 9/29/2027		10,486,000	10,465,504
Citigroup Inc 4.91% 5/24/2033 (c)		54,777,000	53,681,288
Citizens Financial Group Inc 2.638% 9/30/2032		5,802,000	4,920,447
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		9,435,000	8,749,051
JPMorgan Chase & Co 4.452% 12/5/2029 (c)		20,700,000	20,531,810
JPMorgan Chase & Co 4.493% 3/24/2031 (c)		15,800,000	15,542,088
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		73,217,000	70,908,773
JPMorgan Chase & Co 4.898% 1/22/2037 (c)		22,300,000	21,204,159
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		53,314,000	52,390,678
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		12,681,000	12,691,970
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		15,063,000	15,120,723
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)		21,940,000	21,815,585
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)		21,945,000	21,338,751
Synchrony Bank 5.625% 8/23/2027		12,818,000	12,944,918
Wells Fargo & Co 3.526% 3/24/2028 (c)		19,749,000	19,637,071
Wells Fargo & Co 4.478% 4/4/2031 (c)		30,867,000	30,276,064
Wells Fargo & Co 4.897% 7/25/2033 (c)		30,571,000	29,906,061
Wells Fargo & Co 5.15% 4/23/2031 (c)		17,154,000	17,184,500
Wells Fargo & Co 5.499% 1/23/2035 (c)		8,163,000	8,171,041
Wells Fargo & Co 5.574% 7/25/2029 (c)		21,000,000	21,286,357
Wells Fargo & Co 5.605% 4/23/2036 (c)		15,150,000	15,207,496
Western Alliance Bancorp CME Term SOFR 3 month Index + 2.25%, 5.9175% 6/15/2031 (c)(d)		2,670,000	2,601,672
			696,248,460
Capital Markets - 2.4%
Ares Strategic Income Fund 5.45% 9/9/2028		10,286,000	10,247,185
Ares Strategic Income Fund 5.7% 3/15/2028		17,019,000	17,064,432
Ares Strategic Income Fund 5.8% 9/9/2030		8,322,000	8,163,700
Athene Global Funding 5.339% 1/15/2027 (o)		28,368,000	28,447,002
Athene Global Funding 5.583% 1/9/2029 (o)		16,286,000	16,384,685
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5893% 4/19/2027 (c)(d)(o)		22,040,000	22,105,664
Blackstone Private Credit Fund 7.3% 11/27/2028		20,400,000	21,034,601
FS KKR Capital Corp 7.5% 8/1/2031		2,245,000	2,286,254
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		18,352,000	16,013,467
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		39,245,000	35,040,873
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)		72,922,000	72,418,972
Goldman Sachs Group Inc/The 3.8% 3/15/2030		11,810,000	11,338,782
Goldman Sachs Group Inc/The 6.75% 10/1/2037		3,974,000	4,194,062
Hightower Holding LLC 9.125% 1/31/2030 (o)		1,090,000	1,124,310
HPS Corporate Lending Fund 5.45% 1/14/2028		31,655,000	31,609,857
Jane Street Group / JSG Finance Inc 7.294% 8/13/2031 (o)		8,390,000	8,578,775
Jane Street Group / JSG Finance Inc 7.686% 8/13/2033 (o)		1,390,000	1,424,750
Jane Street Group / JSG Finance Inc 8.088% 8/13/2036 (o)		1,340,000	1,391,925
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (o)		2,100,000	2,033,911
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (o)		750,000	743,522
Moody's Corp 3.25% 1/15/2028		4,181,000	4,109,455
Morgan Stanley 3.622% 4/1/2031 (c)		21,065,000	20,028,061
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	1,250,000	1,427,753
Morgan Stanley 4.21% 4/20/2028 (c)		20,000,000	19,948,435
Morgan Stanley 4.431% 1/23/2030 (c)		8,668,000	8,561,417
Morgan Stanley 4.708% 3/12/2032 (c)		22,500,000	21,963,252
Morgan Stanley 4.809% 4/16/2032 (c)		5,256,000	5,146,029
Morgan Stanley 4.889% 7/20/2033 (c)		44,206,000	43,203,841
Morgan Stanley 5.17% 7/14/2032 (c)		4,731,000	4,695,735
Morgan Stanley 5.192% 4/17/2031 (c)		11,495,000	11,504,994
Morgan Stanley 5.449% 7/20/2029 (c)		10,520,000	10,628,500
Morgan Stanley 5.664% 4/17/2036 (c)		9,117,000	9,137,208
Morgan Stanley 6.407% 11/1/2029 (c)		30,000,000	30,911,827
MSCI Inc 5.15% 3/15/2036		3,796,000	3,602,567
MSCI Inc 5.25% 9/1/2035		14,277,000	13,683,379
Resideo Funding II LLC 6.5% 7/15/2032 (o)		540,000	534,549
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		6,857,000	6,920,318
			527,654,049
Consumer Finance - 0.9%
Ally Financial Inc 4.75% 6/9/2027		25,000,000	25,051,166
Ally Financial Inc 6.646% 1/17/2040 (c)(x)		3,133,000	3,070,599
Ally Financial Inc 6.7% 2/14/2033		1,945,000	1,979,835
Ally Financial Inc 7.1% 11/15/2027		21,840,000	22,397,603
Capital One Financial Corp 3.273% 3/1/2030 (c)		12,815,000	12,308,606
Capital One Financial Corp 3.65% 5/11/2027		29,451,000	29,303,280
Capital One Financial Corp 4.1% 2/9/2027		6,829,000	6,823,632
Capital One Financial Corp 4.927% 5/10/2028 (c)		27,617,000	27,664,970
Capital One Financial Corp 5.247% 7/26/2030 (c)		22,350,000	22,456,062
Capital One Financial Corp 6.377% 6/8/2034 (c)		3,571,000	3,710,693
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	1,420,000	1,664,368
Ford Motor Credit Co LLC 4.95% 5/28/2027		10,000,000	10,003,253
Ford Motor Credit Co LLC 4.97% 4/6/2029		3,700,000	3,660,550
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	720,000	979,320
LFS Topco LLC 8.75% 7/15/2030 (o)(x)		1,690,000	1,694,186
Navient Corp 4.875% 3/15/2028 (x)		710,000	701,702
Navient Corp 5% 3/15/2027		1,557,000	1,552,935
Navient Corp 5.5% 3/15/2029 (x)		655,000	640,447
Navient Corp 5.625% 8/1/2033		415,000	359,152
Navient Corp 7.875% 6/15/2032 (x)		1,045,000	1,014,619
Navient Corp 9.375% 10/15/2031		560,000	574,507
OneMain Finance Corp 5.375% 11/15/2029		1,345,000	1,325,815
OneMain Finance Corp 6.125% 5/15/2030		905,000	900,827
OneMain Finance Corp 6.5% 3/15/2033		515,000	503,760
OneMain Finance Corp 6.75% 3/15/2032 (x)		515,000	515,933
OneMain Finance Corp 6.75% 9/15/2033		220,000	216,567
OneMain Finance Corp 7.125% 11/15/2031		1,200,000	1,217,724
OneMain Finance Corp 7.125% 3/15/2034		560,000	560,102
OneMain Finance Corp 7.125% 9/15/2032		845,000	856,627
OneMain Finance Corp 7.5% 5/15/2031		505,000	518,639
SLM Corp 6.495% 5/15/2032 (c)		1,115,000	1,118,038
SLM Corp 6.5% 1/31/2030		1,101,000	1,121,052
Stellantis Financial Services US Corp 5.4% 9/15/2030 (o)		1,571,000	1,521,152
Synchrony Financial 3.95% 12/1/2027		11,478,000	11,351,152
			199,338,873
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031		1,075,000	984,569
Block Inc 5.625% 8/15/2030 (o)		975,000	976,421
Block Inc 6% 8/15/2033 (o)		1,495,000	1,492,282
Block Inc 6.5% 5/15/2032		3,035,000	3,081,476
Burford Capital Global Finance LLC 7.5% 7/15/2033 (o)(x)		1,330,000	1,176,385
Corebridge Financial Inc 3.65% 4/5/2027		15,270,000	15,192,295
Corebridge Financial Inc 3.9% 4/5/2032		7,187,000	6,650,850
Corebridge Financial Inc 4.35% 4/5/2042		1,635,000	1,346,193
CrossCountry Intermediate HoldCo LLC 7.75% 8/15/2031 (o)		1,290,000	1,291,599
Equitable Holdings Inc 4.572% 2/15/2029 (o)		2,913,000	2,869,814
HA Sustainable Infrastructure Capital Inc 5.95% 7/15/2033 (o)		112,000	110,680
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		1,797,000	1,750,363
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (c)		1,650,000	1,663,393
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		1,603,000	1,684,323
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (o)		785,000	760,667
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		560,000	478,551
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		6,441,000	6,394,606
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		370,000	342,237
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		110,000	105,283
Jackson Financial Inc 3.125% 11/23/2031		7,286,000	6,454,091
Jackson Financial Inc 5.17% 6/8/2027		6,781,000	6,803,793
Jackson Financial Inc 5.67% 6/8/2032		19,681,000	19,560,028
Pine Street Trust II 5.568% 2/15/2049 (o)		11,300,000	10,105,627
Sammons Financial Group Inc 5.95% 6/15/2036 (o)		12,176,000	11,620,393
Sixth Street Lending Partners 6.125% 7/15/2030		10,728,000	10,724,257
Walker & Dunlop Inc 6.625% 4/1/2033 (o)(x)		1,165,000	1,158,147
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (o)		1,664,000	1,738,344
			116,516,667
Insurance - 0.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (o)		1,314,000	1,324,816
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (o)		1,947,000	1,925,233
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (o)		3,155,000	3,138,653
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (o)		11,500,000	10,378,588
Athene Holding Ltd 6.875% 6/28/2055 (c)		707,000	661,896
CRC Insurance Group LLC 7.125% 6/1/2031 (o)		45,000	45,010
Five Corners Funding Trust II 2.85% 5/15/2030 (o)		24,197,000	22,364,834
Grand River Funding Trust I 6.311% 2/15/2036 (o)		14,734,000	14,533,586
Liberty Mutual Group Inc 4.569% 2/1/2029 (o)		4,589,000	4,546,064
Liberty Mutual Group Inc 5.25% 5/1/2036 (o)		8,559,000	8,269,323
Pacific LifeCorp 5.125% 1/30/2043 (o)		4,258,000	3,826,849
Unum Group 4.046% 8/15/2041 (o)		562,000	443,466
Unum Group 5.75% 8/15/2042		8,796,000	8,401,419
			79,859,737
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (o)		1,095,000	1,090,214
Rithm Capital Corp 8% 4/1/2029 (o)		574,000	581,899
Rithm Capital Corp 8% 7/15/2030 (o)		1,165,000	1,171,119
Rithm Capital Corp 8.5% 6/1/2031 (o)		675,000	681,961
Starwood Property Trust Inc 5.25% 10/15/2028 (o)		550,000	546,228
Starwood Property Trust Inc 5.75% 1/15/2031 (o)		875,000	866,666
Starwood Property Trust Inc 5.875% 8/15/2029 (o)		1,205,000	1,210,084
Starwood Property Trust Inc 6% 4/15/2030 (o)		920,000	923,545
Starwood Property Trust Inc 6.125% 6/1/2031 (o)		370,000	370,780
Starwood Property Trust Inc 6.5% 10/15/2030 (o)		355,000	361,378
Starwood Property Trust Inc 6.5% 7/1/2030 (o)		910,000	925,930
Starwood Property Trust Inc 7.25% 4/1/2029 (o)		620,000	638,888
			9,368,692
TOTAL FINANCIALS			1,628,986,478
Health Care - 1.1%
Health Care Equipment & Supplies - 0.0%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (c)(x)		1,130,000	1,124,289
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (o)		280,000	284,472
			1,408,761
Health Care Providers & Services - 1.0%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (o)(x)		1,070,000	1,115,324
Accendra Health Inc 9% 6/15/2032 (o)(x)		855,000	724,800
Accendra Health Inc 9.75% 6/15/2033 (o)		3,706,525	1,686,469
Centene Corp 2.45% 7/15/2028		25,480,000	24,273,773
Centene Corp 2.625% 8/1/2031		7,320,000	6,374,673
Centene Corp 3.375% 2/15/2030		9,015,000	8,371,263
Centene Corp 4.25% 12/15/2027		2,451,000	2,436,264
Centene Corp 4.625% 12/15/2029		15,450,000	15,061,353
Charlotte Buyer Inc 8% 6/30/2031 (o)		395,000	403,246
CHS/Community Health Systems Inc 5.25% 5/15/2030 (o)		4,015,000	3,748,611
CHS/Community Health Systems Inc 6.125% 4/1/2030 (o)(x)		2,219,000	1,896,674
CHS/Community Health Systems Inc 9.75% 1/15/2034 (o)		1,040,000	1,060,839
Cigna Group/The 3.05% 10/15/2027		5,900,000	5,812,024
Cigna Group/The 4.8% 8/15/2038		6,950,000	6,396,895
CVS Health Corp 3.625% 4/1/2027		3,769,000	3,753,276
CVS Health Corp 4.78% 3/25/2038		10,528,000	9,565,951
CVS Health Corp 5% 1/30/2029		6,934,000	6,964,796
CVS Health Corp 5.25% 1/30/2031		2,843,000	2,858,512
CVS Health Corp 6.75% 12/10/2054 (c)		1,608,000	1,649,399
CVS Health Corp 7% 3/10/2055 (c)		2,485,000	2,565,274
DaVita Inc 4.625% 6/1/2030 (o)		3,210,000	3,101,812
DaVita Inc 6.75% 7/15/2033 (o)		1,390,000	1,422,085
DaVita Inc 6.875% 9/1/2032 (o)(x)		1,640,000	1,679,503
Gainwell Acquisition Corp 9% 9/1/2031 (o)		1,170,000	1,218,703
HCA Inc 3.5% 9/1/2030		20,318,000	19,166,418
HCA Inc 3.625% 3/15/2032		1,921,000	1,766,922
HCA Inc 5.625% 9/1/2028		10,497,000	10,625,920
HCA Inc 5.875% 2/1/2029		9,711,000	9,891,135
Humana Inc 6.625% 9/15/2056 (c)		4,316,000	4,279,282
Icon Investments Six DAC 5.421% 8/13/2031 (o)		4,421,000	4,398,316
LifePoint Health Inc 10% 6/1/2032 (o)		1,158,000	1,121,884
Molina Healthcare Inc 6.25% 1/15/2033 (o)		3,463,000	3,444,671
Molina Healthcare Inc 6.5% 2/15/2031 (o)		1,110,000	1,127,728
National Mentor Holdings Inc 10.5% 12/15/2030 (o)(x)		1,435,000	1,527,562
Pediatrix Medical Group Inc 5.375% 2/15/2030 (o)		1,105,000	1,095,890
Sabra Health Care LP 3.2% 12/1/2031		24,037,000	21,559,105
Sabra Health Care LP 3.9% 10/15/2029		4,785,000	4,621,749
Surgery Center Holdings Inc 7.25% 4/15/2032 (o)		1,085,000	1,091,145
TEAM Services Holding Inc 9% 2/15/2033 (o)(x)		2,190,000	2,282,436
Tenet Healthcare Corp 5.5% 11/15/2032 (o)		2,140,000	2,111,666
Tenet Healthcare Corp 6% 11/15/2033 (o)		895,000	897,663
Tenet Healthcare Corp 6.125% 10/1/2028		621,000	621,592
Tenet Healthcare Corp 6.75% 5/15/2031		440,000	449,314
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		3,971,000	3,967,903
US Acute Care Solutions LLC 9.75% 5/15/2029 (o)		3,871,000	3,794,493
			213,984,313
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (o)		2,190,000	2,229,660
IQVIA Inc 6.5% 5/15/2030 (o)		960,000	978,545
			3,208,205
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (o)		5,120,000	5,329,843
Elanco Animal Health Inc 6.4% 8/28/2028 (c)		2,437,000	2,494,545
Mylan Inc 4.55% 4/15/2028		7,694,000	7,634,961
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (o)		185,000	184,868
			15,644,217
TOTAL HEALTH CARE			234,245,496
Industrials - 0.8%
Aerospace & Defense - 0.3%
Axon Enterprise Inc 6.125% 3/15/2030 (o)		1,090,000	1,107,756
Axon Enterprise Inc 6.25% 3/15/2033 (o)		1,190,000	1,210,829
Boeing Co 5.15% 5/1/2030		7,640,000	7,662,088
Boeing Co 5.705% 5/1/2040		7,640,000	7,514,712
Boeing Co 5.93% 5/1/2060		7,640,000	7,135,938
Boeing Co 6.259% 5/1/2027		3,625,000	3,663,670
Boeing Co 6.298% 5/1/2029		4,647,000	4,801,105
Boeing Co 6.388% 5/1/2031		3,520,000	3,692,196
Boeing Co 6.528% 5/1/2034		3,767,000	4,019,095
Boeing Co 6.858% 5/1/2054		5,671,000	6,074,990
Boeing Co 7.008% 5/1/2064		5,352,000	5,778,510
Carpenter Technology Corp 5.625% 3/1/2034 (o)		1,470,000	1,448,019
TransDigm Inc 6.125% 7/31/2034 (o)(x)		1,930,000	1,907,756
TransDigm Inc 6.25% 1/31/2034 (o)		385,000	389,285
TransDigm Inc 6.375% 3/1/2029 (o)		2,190,000	2,222,445
TransDigm Inc 6.375% 5/31/2033 (o)		3,310,000	3,318,997
TransDigm Inc 6.75% 1/31/2034 (o)		1,730,000	1,757,507
TransDigm Inc 6.75% 8/15/2028 (o)		930,000	935,813
TransDigm Inc 7.125% 12/1/2031 (o)		470,000	485,715
			65,126,426
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (o)		1,141,000	1,176,792
Building Products - 0.1%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (o)		1,085,000	1,111,395
Builders FirstSource Inc 4.25% 2/1/2032 (o)		1,250,000	1,148,941
Builders FirstSource Inc 6.375% 3/1/2034 (o)		635,000	628,650
Builders FirstSource Inc 6.75% 5/15/2035 (o)(x)		2,450,000	2,449,623
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (o)		1,020,000	530,400
Carrier Global Corp 5.9% 3/15/2034		1,609,000	1,659,883
Cornerstone Building Brands Inc 9.5% 8/15/2029 (o)		505,000	258,363
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (o)		2,483,000	2,532,245
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (o)		1,015,000	1,046,119
JH North America Holdings Inc 6.125% 7/31/2032 (o)		550,000	554,841
Standard Building Solutions Inc 5.875% 3/15/2034 (o)		1,105,000	1,069,666
Standard Building Solutions Inc 6.25% 8/1/2033 (o)		2,115,000	2,099,335
Standard Building Solutions Inc 6.5% 8/15/2032 (o)		1,040,000	1,045,475
			16,134,936
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (o)(x)		1,095,000	1,071,130
Artera Services LLC 8.5% 2/15/2031 (o)(x)		5,694,000	4,878,254
Brand Industrial Services Inc 10.375% 8/1/2030 (o)		2,579,000	2,257,135
CoreCivic Inc 8.25% 4/15/2029		520,000	539,745
GEO Group Inc/The 10.25% 4/15/2031		1,045,000	1,124,333
GEO Group Inc/The 8.625% 4/15/2029		1,085,000	1,128,146
Neptune Bidco US Inc 9.5% 2/15/2033 (o)		1,340,000	1,375,833
OT Midco Inc 10% 2/15/2030 (o)		2,125,000	637,500
Reworld Holding Corp 4.875% 12/1/2029 (o)		585,000	564,003
Williams Scotsman Inc 6.625% 4/15/2030 (o)		565,000	576,992
Williams Scotsman Inc 6.625% 6/15/2029 (o)		1,040,000	1,058,456
			15,211,527
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (o)		2,010,000	2,003,161
Amsted Industries Inc 6.375% 3/15/2033 (o)		545,000	551,720
Granite Construction Inc 6.375% 6/15/2034 (o)		745,000	750,611
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (o)		2,490,000	2,477,570
			5,783,062
Electrical Equipment - 0.0%
WESCO Distribution Inc 5.25% 4/15/2031 (o)		1,120,000	1,101,337
WESCO Distribution Inc 5.5% 4/15/2034 (o)		1,650,000	1,605,287
WESCO Distribution Inc 6.375% 3/15/2033 (o)		540,000	548,323
			3,254,947
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (o)		110,000	111,490
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (o)(x)		1,085,000	1,106,074
Genesee & Wyoming Inc 6.25% 4/15/2032 (o)		2,320,000	2,337,159
Uber Technologies Inc 4.15% 1/15/2031		8,848,000	8,536,509
Uber Technologies Inc 4.8% 9/15/2035		6,979,000	6,609,044
			18,700,276
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (o)		880,000	857,138
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (o)(x)		1,000,000	1,033,046
			1,890,184
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (o)		1,100,000	1,092,275
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(o)		2,079,718	2,232,269
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (o)(x)		1,105,000	1,118,150
			4,442,694
Passenger Airlines - 0.0%
Allegiant Travel Co 7.125% 7/1/2031 (o)(x)		1,690,000	1,705,420
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (o)		1,801,000	1,546,524
United Airlines Holdings Inc 4.875% 3/1/2029		1,645,000	1,620,846
United Airlines Holdings Inc 5.375% 3/1/2031		1,125,000	1,114,207
			5,986,997
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (o)		1,595,000	1,616,332
Paychex Inc 5.1% 4/15/2030		1,543,000	1,543,587
Paychex Inc 5.35% 4/15/2032		2,147,000	2,145,086
Paychex Inc 5.6% 4/15/2035		1,681,000	1,668,331
Verisk Analytics Inc 4.45% 3/15/2031		2,518,000	2,437,726
			9,411,062
Trading Companies & Distributors - 0.2%
FTAI Aviation Investors LLC 7% 6/15/2032 (o)		510,000	522,803
FTAI Aviation Investors LLC 7.875% 12/1/2030 (o)		1,200,000	1,252,770
Herc Holdings Inc 5.75% 3/15/2031 (o)		735,000	733,255
Herc Holdings Inc 6% 3/15/2034 (o)		675,000	665,621
Herc Holdings Inc 7% 6/15/2030 (o)		1,900,000	1,965,463
Herc Holdings Inc 7.25% 6/15/2033 (o)		1,315,000	1,359,888
QXO Building Products Inc 6.5% 7/15/2031 (o)		740,000	748,357
QXO Building Products Inc 6.75% 4/30/2032 (o)		3,035,000	3,104,271
QXO Building Products Inc 6.875% 7/15/2034 (o)		765,000	774,095
Sumisho Air Lease Corp 4.4% 3/24/2028 (o)		7,147,000	7,102,705
Sumisho Air Lease Corp 4.5% 3/24/2029 (o)		7,076,000	6,986,148
Sumisho Air Lease Corp 4.85% 3/24/2031 (o)		8,871,000	8,680,076
Synergy Infrastructure Holdings LLC 7% 7/15/2034 (o)		196,000	199,394
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (o)		520,000	546,276
United Rentals North America Inc 6.125% 3/15/2034 (o)		1,890,000	1,920,740
			36,561,862
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (o)		525,000	539,276
Carrix Inc 6.125% 8/1/2033 (o)		2,045,000	2,043,251
			2,582,527
TOTAL INDUSTRIALS			186,263,292
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	590,000	681,573
Coherent Corp 5% 12/15/2029 (o)		1,145,000	1,129,981
Dell International LLC / EMC Corp 4.5% 2/15/2031		17,706,000	17,257,458
Dell International LLC / EMC Corp 4.75% 10/6/2032		11,804,000	11,456,258
Dell International LLC / EMC Corp 5% 2/15/2034		11,919,000	11,545,915
Dell International LLC / EMC Corp 5.1% 2/15/2036		21,790,000	20,944,096
Dell International LLC / EMC Corp 5.25% 2/15/2037		15,208,000	14,612,408
Sensata Technologies Inc 6.625% 7/15/2032 (o)(x)		1,020,000	1,044,428
			78,672,117
IT Services - 0.0%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		1,865,000	1,768,767
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		1,360,000	1,294,781
CoreWeave Inc 9% 2/1/2031 (o)		5,820,000	5,220,488
CoreWeave Inc 9.25% 6/1/2030 (o)		1,742,000	1,617,734
CoreWeave Inc 9.625% 7/15/2032 (o)(x)		790,000	697,034
CoreWeave Inc 9.75% 10/1/2031 (o)		3,035,000	2,713,970
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (o)(x)		600,000	568,841
			13,881,615
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology Inc 5.875% 10/1/2033 (o)(x)		540,000	530,651
Broadcom Inc 1.95% 2/15/2028		3,204,000	3,083,582
Broadcom Inc 2.45% 2/15/2031		45,257,000	40,211,947
Broadcom Inc 2.6% 2/15/2033		27,706,000	23,232,383
Broadcom Inc 3.187% 11/15/2036		7,432,000	5,862,009
Broadcom Inc 3.419% 4/15/2033		2,460,000	2,157,105
Entegris Inc 3.625% 5/1/2029 (o)		1,005,000	964,430
Entegris Inc 4.75% 4/15/2029 (o)		1,855,000	1,826,911
Entegris Inc 5.95% 6/15/2030 (o)		1,805,000	1,821,324
ON Semiconductor Corp 3.875% 9/1/2028 (o)		1,355,000	1,322,536
Skyworks Solutions Inc 5% 8/10/2028		560,000	559,681
Skyworks Solutions Inc 5.75% 1/10/2032		560,000	555,893
Skyworks Solutions Inc 6.25% 8/10/2036		560,000	548,814
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		2,779,896	2,362,912
			85,040,178
Software - 0.3%
Cloud Software Group LLC 8.25% 6/30/2032 (o)		1,446,000	1,415,737
Cloud Software Group LLC 9% 9/30/2029 (o)		4,356,000	4,367,443
Fiserv Funding ULC 3.5% 6/15/2032	EUR	899,000	992,340
Oracle Corp 3.6% 4/1/2040		7,871,000	5,455,430
Oracle Corp 4.45% 9/26/2030		6,726,000	6,366,861
Oracle Corp 4.8% 9/26/2032		11,220,000	10,373,897
Oracle Corp 5.2% 9/26/2035		10,214,000	9,162,975
Oracle Corp 5.35% 5/4/2033		1,140,000	1,074,186
Oracle Corp 5.7% 2/4/2036		562,000	519,650
Oracle Corp 5.875% 9/26/2045		6,299,000	5,194,381
Oracle Corp 5.95% 9/26/2055		7,897,000	6,273,844
Oracle Corp 6.1% 9/26/2065		8,128,000	6,416,312
Oracle Corp 6.55% 2/4/2046		792,000	707,617
			58,320,673
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034		1,340,000	1,331,370
TOTAL INFORMATION TECHNOLOGY			237,245,953
Materials - 0.4%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(o)		2,976,254	2,381,003
Celanese US Holdings LLC 6.75% 4/15/2033 (x)		2,360,000	2,402,317
Celanese US Holdings LLC 7.35% 11/15/2028 (c)		5,198,000	5,401,309
Celanese US Holdings LLC 7.375% 2/15/2034		3,415,000	3,537,749
Celanese US Holdings LLC 7.55% 11/15/2030 (c)		8,461,000	8,956,121
Celanese US Holdings LLC 7.7% 11/15/2033 (c)(x)		5,688,000	6,073,555
Chemours Co/The 4.625% 11/15/2029 (o)		1,735,000	1,640,252
Chemours Co/The 5.75% 11/15/2028 (o)		1,116,000	1,109,000
Chemours Co/The 7.875% 3/15/2034 (o)(x)		1,585,000	1,550,723
Chemours Co/The 8% 1/15/2033 (o)		1,350,000	1,332,507
CompoSecure Holdings LLC 5.625% 2/1/2033 (o)(x)		2,170,000	2,102,188
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (o)		1,218,217	795,809
Mativ Holdings Inc 8% 10/1/2029 (o)		2,345,000	2,402,453
Methanex US Operations Inc 6.25% 3/15/2032 (o)		1,350,000	1,366,919
Olin Corp 5% 2/1/2030 (x)		3,040,000	2,941,036
Olin Corp 6.625% 4/1/2033 (o)		2,020,000	1,982,003
Olympus Water US Holding Corp 6.25% 10/1/2029 (o)(x)		1,139,000	1,130,590
Olympus Water US Holding Corp 6.75% 8/1/2032 (o)(x)		1,845,000	1,817,812
Olympus Water US Holding Corp 7.25% 2/15/2033 (o)(x)		2,665,000	2,668,124
Perimeter Holdings LLC 6.25% 1/15/2034 (o)		1,115,000	1,102,575
Tronox Inc 4.625% 3/15/2029 (o)(x)		2,617,000	1,753,761
			54,447,806
Construction Materials - 0.0%
Global Infrastructure Solutions Inc 6.375% 7/15/2034 (o)		1,520,000	1,527,651
Quikrete Holdings Inc 6.375% 3/1/2032 (o)		3,225,000	3,265,184
Quikrete Holdings Inc 6.75% 3/1/2033 (o)		1,305,000	1,325,685
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (o)		1,395,000	1,395,833
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (o)		1,590,000	1,666,492
			9,180,845
Containers & Packaging - 0.0%
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (o)		330,000	330,475
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (o)		1,330,000	1,298,687
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (o)(x)		1,165,000	1,150,878
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033		1,515,000	1,515,063
Graphic Packaging International LLC 3.75% 2/1/2030 (o)(x)		610,000	572,907
Graphic Packaging International LLC 6.375% 7/15/2032 (o)(x)		1,000,000	1,012,033
			5,880,043
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (o)		3,355,000	3,469,983
Alumina Pty Ltd 6.375% 9/15/2032 (o)		1,925,000	1,951,679
Cleveland-Cliffs Inc 7.375% 5/1/2033 (o)		580,000	591,602
Cleveland-Cliffs Inc 7.625% 1/15/2034 (o)		635,000	647,911
Commercial Metals Co 3.875% 2/15/2031		700,000	657,244
Commercial Metals Co 5.75% 11/15/2033 (o)		1,435,000	1,412,556
Commercial Metals Co 6% 12/15/2035 (o)		1,430,000	1,412,111
Kaiser Aluminum Corp 5.875% 3/1/2034 (o)(x)		1,100,000	1,076,592
Novelis Corp 3.875% 8/15/2031 (o)		510,000	466,389
Novelis Corp 6.375% 8/15/2033 (o)		510,000	511,242
Novelis Corp 6.875% 1/30/2030 (o)(x)		1,855,000	1,906,031
			14,103,340
TOTAL MATERIALS			83,612,034
Real Estate - 1.5%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,145,000	2,083,315
Piedmont Operating Partnership LP 2.75% 4/1/2032		2,906,000	2,478,764
Safehold GL Holdings LLC 6.1% 4/1/2034		2,520,000	2,587,790
Store Capital LLC 2.75% 11/18/2030		3,880,000	3,476,518
Store Capital LLC 4.625% 3/15/2029		3,549,000	3,503,150
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (o)		1,354,000	1,303,247
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (o)		2,029,000	2,003,573
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		2,845,000	2,923,294
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		1,180,000	1,212,474
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (o)		255,000	249,026
VICI Properties LP 4.75% 2/15/2028		13,710,000	13,680,777
VICI Properties LP 4.75% 4/1/2028		2,811,000	2,802,814
VICI Properties LP 4.95% 2/15/2030		20,675,000	20,400,609
VICI Properties LP 5.125% 5/15/2032		4,986,000	4,848,352
VICI Properties LP 5.4% 10/15/2031		6,409,000	6,361,832
VICI Properties LP 5.75% 4/1/2034		42,000	41,572
WP Carey Inc 3.85% 7/15/2029		2,566,000	2,492,467
WP Carey Inc 4.25% 7/23/2032	EUR	295,000	342,173
			72,791,747
Health Care REITs - 0.5%
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,678,000	2,504,230
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		745,000	462,206
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		727,000	555,167
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		7,007,000	6,883,084
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (o)		485,000	491,768
MPT Operating Partnership LP / MPT Finance Corp 9.25% 2/15/2032 (o)		1,430,959	1,388,235
Omega Healthcare Investors Inc 3.25% 4/15/2033		17,928,000	15,576,947
Omega Healthcare Investors Inc 3.375% 2/1/2031		5,332,000	4,896,144
Omega Healthcare Investors Inc 3.625% 10/1/2029		11,904,000	11,361,448
Omega Healthcare Investors Inc 4.5% 4/1/2027		18,502,000	18,485,598
Omega Healthcare Investors Inc 4.75% 1/15/2028		10,700,000	10,668,367
Ventas Realty LP 3% 1/15/2030		5,631,000	5,272,377
Ventas Realty LP 4% 3/1/2028		3,986,000	3,941,142
Ventas Realty LP 4.75% 11/15/2030		11,238,000	11,071,429
			93,558,142
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (o)		1,000,000	985,442
RHP Hotel Properties LP / RHP Finance Corp 6.25% 2/15/2035 (o)		970,000	975,343
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (o)		1,160,000	1,183,184
			3,143,969
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		3,471,000	3,132,206
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	1,055,000	1,177,344
			4,309,550
Office REITs - 0.2%
Boston Properties LP 4.5% 12/1/2028		7,625,000	7,561,020
Boston Properties LP 6.75% 12/1/2027		11,623,000	11,893,665
COPT Defense Properties LP 2.75% 4/15/2031		6,606,000	5,924,920
COPT Defense Properties LP 4.5% 10/15/2030		1,793,000	1,747,240
Hudson Pacific Properties LP 4.65% 4/1/2029		15,534,000	14,724,046
			41,850,891
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		860,000	821,209
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (o)		215,000	216,122
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (o)		254,000	245,922
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (o)		657,000	649,445
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (o)		1,210,000	1,296,444
Brandywine Operating Partnership LP 3.95% 11/15/2027		8,220,000	8,057,841
Brandywine Operating Partnership LP 4.55% 10/1/2029		8,895,000	8,376,884
Brandywine Operating Partnership LP 7.55% 3/15/2028		9,258,000	9,508,328
Essex Portfolio LP 5.5% 4/1/2034		833,000	830,273
Forestar Group Inc 6.5% 3/15/2033 (o)(x)		1,555,000	1,563,683
Howard Hughes Corp/The 4.125% 2/1/2029 (o)		570,000	552,461
Howard Hughes Corp/The 4.375% 2/1/2031 (o)		595,000	561,752
Kennedy-Wilson Inc 7% 6/1/2031 (o)		3,185,000	3,259,048
Kennedy-Wilson Inc 7.25% 6/1/2033 (o)		3,450,000	3,513,390
Tanger Properties LP 2.75% 9/1/2031		8,621,000	7,654,877
Tanger Properties LP 3.125% 9/1/2026		4,970,000	4,970,000
			52,077,679
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,451,000	1,269,140
American Homes 4 Rent LP 3.625% 4/15/2032		6,608,000	6,034,875
American Homes 4 Rent LP 5.5% 2/1/2034		2,259,000	2,240,394
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		7,275,000	6,828,526
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		1,240,000	1,237,007
Sun Communities Operating LP 2.3% 11/1/2028		3,294,000	3,120,067
Sun Communities Operating LP 2.7% 7/15/2031		8,306,000	7,374,701
Sun Communities Operating LP 4.2% 4/15/2032		280,000	263,438
			28,368,148
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,439,000	10,030,100
Brixmor Operating Partnership LP 4.125% 5/15/2029		10,374,000	10,158,314
Kite Realty Group Trust 4.75% 9/15/2030		764,000	753,926
NNN REIT Inc 5.6% 10/15/2033		1,255,000	1,265,960
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		5,184,000	4,968,909
Realty Income Corp 2.2% 6/15/2028		1,564,000	1,497,944
Realty Income Corp 3.375% 6/20/2031	EUR	1,135,000	1,285,717
Realty Income Corp 3.4% 1/15/2028		3,355,000	3,301,068
			33,261,938
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	1,675,000	1,905,551
American Tower Corp 5.45% 2/15/2034		680,000	677,134
American Tower Corp 5.55% 7/15/2033		820,000	823,708
Iron Mountain Inc 6.25% 1/15/2033 (o)		880,000	886,959
Millrose Properties Inc 6.25% 9/15/2032 (o)(x)		585,000	586,955
Millrose Properties Inc 6.375% 8/1/2030 (o)		980,000	993,632
			5,873,939
TOTAL REAL ESTATE			335,236,003
Utilities - 1.0%
Electric Utilities - 0.6%
AEP Texas Inc 5.2% 4/15/2036		3,767,000	3,629,610
Alabama Power Co 3.05% 3/15/2032		13,712,000	12,395,778
Clearway Energy Operating LLC 3.75% 1/15/2032 (o)		315,000	284,643
Clearway Energy Operating LLC 3.75% 2/15/2031 (o)		1,725,000	1,590,745
Clearway Energy Operating LLC 4.75% 3/15/2028 (o)		375,000	371,644
Clearway Energy Operating LLC 5.75% 1/15/2034 (o)		1,120,000	1,082,520
Cleco Corporate Holdings LLC 3.375% 9/15/2029		6,938,000	6,528,370
Duke Energy Corp 3.85% 6/15/2034	EUR	1,520,000	1,718,460
Duquesne Light Holdings Inc 2.532% 10/1/2030 (o)		2,680,000	2,400,224
Duquesne Light Holdings Inc 2.775% 1/7/2032 (o)		10,201,000	8,927,481
Edison International 4.8% 3/15/2031		811,000	775,434
Edison International 6.25% 3/15/2030		274,000	276,552
Edison International 7.875% 6/15/2054 (c)		1,085,000	1,099,227
Edison International 8.125% 6/15/2053 (c)		1,285,000	1,305,133
Exelon Corp 3.35% 3/15/2032		8,005,000	7,310,831
Hawaiian Electric Co Inc 6% 10/1/2033 (o)		1,145,000	1,129,699
NRG Energy Inc 3.625% 2/15/2031 (o)		840,000	773,183
NRG Energy Inc 5.25% 6/15/2029 (o)		1,085,000	1,077,290
NRG Energy Inc 5.75% 1/15/2034 (o)		1,600,000	1,557,482
NRG Energy Inc 5.75% 7/15/2029 (o)		1,745,000	1,742,226
NRG Energy Inc 5.875% 5/15/2034 (o)		620,000	604,520
NRG Energy Inc 6% 1/15/2036 (o)		1,600,000	1,556,084
NRG Energy Inc 6% 2/1/2033 (o)		965,000	960,515
NRG Energy Inc 6.125% 5/15/2036 (o)(x)		660,000	646,669
NRG Energy Inc 6.25% 11/1/2034 (o)		1,530,000	1,525,609
Pacific Gas and Electric Co 6% 5/1/2056		435,000	396,635
PacifiCorp 7.375% 9/15/2055 (c)		1,486,000	1,486,571
PG&E Corp 5% 7/1/2028		3,085,000	3,038,726
PG&E Corp 5.25% 7/1/2030		2,380,000	2,315,862
PG&E Corp 6.85% 9/15/2056 (c)		1,822,000	1,785,375
PG&E Corp 7.375% 3/15/2055 (c)		2,224,000	2,235,156
Sierra Pacific Power Co 6.375% 9/15/2056 (c)		2,261,000	2,251,497
Southern Co/The 1.875% 9/15/2081 (c)	EUR	1,835,000	2,094,424
Southwestern Electric Power Co 5.2% 4/1/2036		6,099,000	5,889,055
Southwestern Electric Power Co 5.3% 4/1/2033		7,374,000	7,319,809
Vistra Operations Co LLC 4.55% 10/30/2028 (o)		2,745,000	2,714,908
Vistra Operations Co LLC 5% 4/30/2031 (o)		6,743,000	6,610,693
Vistra Operations Co LLC 5.25% 4/30/2033 (o)		7,149,000	6,969,878
Vistra Operations Co LLC 5.55% 4/30/2036 (o)		12,921,000	12,537,040
Vistra Operations Co LLC 6.875% 4/15/2032 (o)		1,070,000	1,104,205
Vistra Operations Co LLC 7.75% 10/15/2031 (o)		745,000	775,890
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (o)(x)		750,000	775,284
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (o)(x)		2,715,000	2,875,818
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (o)		960,000	1,022,340
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (o)		1,645,000	1,762,611
			127,231,706
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 3.95% 7/15/2030 (o)		37,328,000	35,460,669
AES Corp/The 5.2% 7/15/2029		2,645,000	2,645,566
AES Corp/The 6.95% 7/15/2055 (c)		1,192,000	1,175,430
Alpha Generation LLC 6.25% 1/15/2034 (o)		1,095,000	1,073,001
Alpha Generation LLC 6.75% 10/15/2032 (o)		590,000	594,578
Sunnova Energy Corp 5.875% (i)(k)(o)		2,795,000	6,987
Talen Energy Supply LLC 6.25% 2/1/2034 (o)		1,600,000	1,571,296
Talen Energy Supply LLC 6.5% 2/1/2036 (o)		1,600,000	1,570,367
			44,097,894
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		13,668,000	12,924,705
NiSource Inc 5.8% 2/1/2042		2,300,000	2,199,250
NiSource Inc 5.95% 6/15/2041		3,281,000	3,244,150
Puget Energy Inc 4.1% 6/15/2030		12,516,000	11,997,233
Puget Energy Inc 4.224% 3/15/2032		23,786,000	22,524,992
			52,890,330
TOTAL UTILITIES			224,219,930
TOTAL UNITED STATES			3,929,159,956
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Co 6.7% 10/17/2028 (o)		265,000	270,758
Navoi Mining & Metallurgical Co 6.75% 5/14/2030 (o)		910,000	938,165
Navoi Mining & Metallurgical Co 6.95% 10/17/2031 (o)		440,000	461,322
Navoiyuran State Enterprise 6.7% 7/2/2030 (o)		685,000	694,419

TOTAL UZBEKISTAN			2,364,664
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (k)(o)		98,000	50,960
Petroleos de Venezuela SA 5.375% (k)(p)		353,900	138,021
Petroleos de Venezuela SA 6% (k)(o)		1,847,331	735,007
Petroleos de Venezuela SA 6% (k)(o)		1,619,833	647,123

TOTAL VENEZUELA			1,571,111
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (o)		619,022	608,028
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (o)		1,080,000	1,051,472
First Quantum Minerals Ltd 7.25% 2/15/2034 (o)		1,440,000	1,474,200
First Quantum Minerals Ltd 8% 3/1/2033 (o)		955,000	992,532
First Quantum Minerals Ltd 8.625% 6/1/2031 (o)		330,000	342,104

TOTAL ZAMBIA			3,860,308
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,184,550,220)			5,058,728,835

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	1,906	28,742
DigitalBridge Group Inc Series I, 7.15%	2,229	33,703
		62,445
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc Series F, 6.25% (c)	22,800	520,068
Franklin BSP Realty Trust Inc 7.5%	18,900	367,227
MFA Financial Inc 7.5%	13,700	278,384
		1,165,679
TOTAL FINANCIALS		1,228,124
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.25% (n)	22,980	2,228,600
Strategy Inc Series A, 10%	5,462	558,763
TOTAL INFORMATION TECHNOLOGY		2,787,363
Real Estate - 0.0%
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875% Series B	16,525	370,160
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	137	2,257
Specialized REITs - 0.0%
Public Storage 6%	6,925	155,674
TOTAL REAL ESTATE		528,091
TOTAL UNITED STATES		4,543,578
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,503,209)		4,543,578

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (m)(p)		1,486,000	1,352,339
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(m)(o)		545,000	592,215
Banco de Credito e Inversiones SA 8.75% (c)(m)(o)		550,000	587,613
Banco del Estado de Chile 7.95% (c)(m)(o)		480,000	513,588

TOTAL CHILE			1,693,416
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(m)(p)	EUR	810,000	866,263
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(m)(p)	EUR	730,000	780,038
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.2% (c)(m)(o)		1,705,000	1,729,269
BNP Paribas SA 7.45% (c)(m)(o)		1,080,000	1,107,227

TOTAL FRANCE			2,836,496
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (c)(m)(p)	EUR	2,200,000	2,507,952
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown Finance Sarl 7.875% (c)(m)		3,150,000	3,373,859
TOTAL GERMANY			5,881,811
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(m)(o)		902,000	915,811
Banco Mercantil del Norte SA/Grand Cayman 8% (c)(m)(o)		650,000	659,439
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(m)(o)		375,000	383,993
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(o)		485,000	478,649
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(o)		555,000	606,036
TOTAL FINANCIALS			3,043,928
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 7.2% (c)(m)(o)		2,350,000	2,508,364
TOTAL MEXICO			5,552,292
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.7405% (c)(m)(o)		815,000	811,921
OCP SA 7.3682% (c)(m)(o)		200,000	199,405

TOTAL MOROCCO			1,011,326
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(i)(k)(m)(o)		390,000	19,499
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Saudi National Bank/The 6.15% (c)(m)(p)		495,000	489,729
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (c)(m)(p)	EUR	1,410,000	1,669,610
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (c)(d)(k)(m)(p)	EUR	1,985,000	1,679,227

TOTAL SWEDEN			3,348,837
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (c)(d)(i)(k)(m)(p)		7,755,000	2,093,850
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (c)(m)(p)		720,000	724,658
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (c)(m)(p)	GBP	1,000,000	1,423,541
HSBC Holdings PLC 6.75% (c)(m)		925,000	955,127
HSBC Holdings PLC 7% (c)(m)		560,000	580,016
TOTAL FINANCIALS			2,958,684
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 8.144% (c)(m)(p)	GBP	1,015,000	958,913
TOTAL UNITED KINGDOM			3,917,597
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (c)(m)		1,035,000	1,044,060
Energy Transfer LP Series G, 7.125% (c)(m)(x)		710,000	743,565
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.1123% (c)(d)(m)		4,790,000	4,817,872
Sunoco LP 7.875% (c)(m)(o)(x)		1,910,000	2,037,674
TOTAL ENERGY			8,643,171
Financials - 0.2%
Banks - 0.2%
Bank of America Corp 6.25% (c)(m)		1,080,000	1,088,165
BW Real Estate Inc 9.5% (c)(m)(o)		1,159,000	1,185,113
Citigroup Inc 6.5% (c)(m)(x)		560,000	564,871
Citigroup Inc 6.625% (c)(m)		1,610,000	1,637,818
JPMorgan Chase & Co 6.1% (c)(m)		2,775,000	2,807,646
Truist Financial Corp 6.25% (c)(m)		1,375,000	1,383,333
Wells Fargo & Co 6.125% (c)(m)		1,700,000	1,706,799
Wells Fargo & Co 6.55% (c)(m)		1,685,000	1,689,563
			12,063,308
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(m)(x)		1,969,000	1,914,065
Ally Financial Inc 7.1% (c)(m)(x)		1,485,000	1,507,009
			3,421,074
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(i)(m)		630,342	637,485
TOTAL FINANCIALS			16,121,867
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.125% (c)(m)		4,328,000	4,322,043
Sumisho Air Lease Corp 8.256% (c)(m)		1,350,000	1,376,999
TOTAL INDUSTRIALS			5,699,042
TOTAL UNITED STATES			30,464,080
TOTAL PREFERRED SECURITIES (Cost $66,239,390)			61,032,231

U.S. Government Agency - Mortgage Securities - 19.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.6%
Fannie Mae 2% 11/1/2051	10,206,688	8,068,232
Fannie Mae 2% 3/1/2052	9,430,985	7,446,209
Fannie Mae 2.5% 4/1/2052	2,438,927	2,027,446
Fannie Mae 2.5% 5/1/2052	4,657,866	3,867,651
Fannie Mae 2.5% 6/1/2052	10,255,508	8,554,103
Fannie Mae 3% 12/1/2051	9,567,420	8,254,947
Fannie Mae 3% 6/1/2052	4,502,404	3,912,897
Fannie Mae 3.5% 7/1/2047	89,004	81,043
Fannie Mae 5.5% 2/1/2055	4,785,144	4,789,473
Fannie Mae 6.5% 7/1/2054	155,562	162,438
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (c)(d)	5,083	5,211
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (c)(d)	969	994
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 5.98% 7/1/2034 (c)(d)	688	703
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 5.928% 6/1/2036 (c)(d)	1,721	1,767
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (c)(d)	5,950	6,121
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.236% 5/1/2035 (c)(d)	6,318	6,473
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (c)(d)	1,240	1,276
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6671%, 6.01% 11/1/2036 (c)(d)	1,696	1,744
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6729%, 6.052% 3/1/2033 (c)(d)	2,630	2,688
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6851%, 5.987% 5/1/2036 (c)(d)	3,506	3,610
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 5.963% 6/1/2042 (c)(d)	5,587	5,809
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7395%, 6.079% 3/1/2040 (c)(d)	9,998	10,397
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.05% 7/1/2035 (c)(d)	1,857	1,909
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.428% 8/1/2041 (c)(d)	17,841	18,582
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 2/1/2036 (c)(d)	4,323	4,465
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.071% 1/1/2042 (c)(d)	35,156	36,710
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.228% 7/1/2041 (c)(d)	1,856	1,934
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8047%, 6.37% 12/1/2040 (c)(d)	204,693	213,541
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (c)(d)	3,612	3,762
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (c)(d)	12,273	12,814
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.363% 7/1/2041 (c)(d)	3,741	3,902
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	3,030	3,162
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.07% 12/1/2035 (c)(d)	6,817	7,051
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	1,100	1,148
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.332% 7/1/2037 (c)(d)	7,222	7,506
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.797% 10/1/2033 (c)(d)	10,697	10,923
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (c)(d)	2,363	2,434
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (c)(d)	7,246	7,472
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (c)(d)	3,267	3,356
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.187% 7/1/2034 (c)(d)	2,124	2,181
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	5,310,447	4,726,657
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	855,826	716,340
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	10,604,832	7,949,177
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	81,817	72,823
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	838,158	702,691
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	7,201,587	5,974,816
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	56,848	50,598
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	854,719	715,984
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	872,570	729,755
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	8,561,126	6,417,255
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	893,408	746,640
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	199,558	151,331
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,668,713	2,900,062
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	7,789,187	6,651,091
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	2,384,128	2,038,709
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,623,146	2,075,197
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,313,562	1,854,863
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	830,273	656,318
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	10,971,002	8,579,842
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	5,499,245	4,393,469
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	68,295	53,772
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	21,147	16,558
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	14,594,935	12,591,138
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,863,770	3,304,018
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,018,024	2,580,238
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,529,764	1,214,514
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	532,898	421,248
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	529,128	418,268
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	7,752,262	6,188,610
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,899,197	3,901,830
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	930,446	739,283
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	40,606	32,061
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	5,225,710	4,500,874
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	752,384	650,756
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,344	11,503
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,914,038	1,513,018
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	540,629	427,359
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	424,410	337,214
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	38,620	30,553
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,845,691	3,055,583
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,688,541	2,141,214
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,505,901	1,203,098
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,048,980	1,033,166
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	281,553	255,894
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	191,764	174,528
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	189,676	172,687
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	99,010	90,265
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,349	12,344
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	276,638	220,580
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	37,484	29,630
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2038	11,800,000	10,669,319
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	305,897	239,226
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	61,873	48,948
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,059,295	4,023,011
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,925,038	1,541,565
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,313,634	1,043,333
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	863,391	689,243
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,248,688	1,073,295
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	657,508	567,768
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	887,402	700,646
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	600,429	474,067
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	281,425	256,217
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	15,021,875	12,939,296
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	676,753	529,253
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	323,481	294,204
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	2,204,617	1,891,916
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	470,164	405,918
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	705,325	557,990
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,455,926	2,106,013
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	224,483	192,338
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	27,489,034	21,746,844
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,678,230	1,339,202
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,453,155	1,145,972
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,356,864	1,073,429
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	309,268	246,598
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	188,562	149,174
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	151,696	119,960
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	45,094	35,660
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	21,527	17,030
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	15,829,674	13,679,949
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	515,351	407,699
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	420,476	331,591
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	237,422	189,756
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	52,963	41,767
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	488,735	386,643
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	791,320	624,784
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	792,310	757,540
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	12,962,194	10,714,529
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,336,249	1,936,981
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,685,812	2,234,356
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	629,311	521,368
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	751,734	719,227
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	678,875	650,383
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	534,683	488,422
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	2,274,123	2,003,002
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	13,932,573	11,647,260
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,444,740	1,199,637
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	118,425	115,637
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	500,951	479,600
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	223,802	212,659
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	57,079	54,238
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	2,474	2,356
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	1,907,419	1,692,780
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,291,841	1,135,358
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	441,449	387,827
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	9,442,660	7,855,452
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	5,934,251	4,923,787
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,565,335	3,790,818
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	1,396,881	1,335,584
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	3,004,679	2,874,615
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	405,107	384,676
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	4,093,519	3,904,996
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	6,255,380	5,190,235
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,834,585	3,190,033
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,373,095	2,801,899
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	418,858	401,003
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	159,507	131,200
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	680,996	607,372
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	2,949,306	2,443,422
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	747,232	714,893
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,100,688	5,953,738
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	845,839	704,456
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	478,206	400,963
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	664,070	638,552
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	808,544	714,662
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	638,767	563,787
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	607,233	539,941
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	325,015	286,351
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	111,122	97,849
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,777,191	14,861,259
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,637,719	12,989,641
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	9,455,846	7,833,917
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,574,283	7,151,796
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,331,416	6,115,123
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	8,933,456	7,443,006
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	4,789,336	4,005,254
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	11,522,281	9,610,716
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	2,099,936	1,751,553
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,528,119	1,277,467
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	1,799,369	1,597,843
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,398,839	2,112,722
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	644,079	569,798
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	6,436,308	5,380,582
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,619,368	3,020,040
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	919,303	882,011
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	3,854,661	3,395,525
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	10,173,450	8,418,895
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	8,190,012	6,777,529
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	7,945,806	6,575,440
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	3,300	3,188
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	503,544	453,570
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	41,324	37,126
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	34,176	31,026
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,539	10,482
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,644	10,477
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,720	9,623
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,958	8,963
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	6,414,010	5,524,105
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	3,547	3,413
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	10,128	9,115
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	2,700,513	2,374,780
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	7,146,540	6,219,766
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,191,123	1,878,216
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	77,847	74,758
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	479,341	465,623
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	288,209	260,401
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	236,840	213,801
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,343	8,410
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,355,319	2,950,604
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,287,495	2,890,961
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,256,275	1,082,760
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,263,343	6,280,565
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,733,116	4,987,846
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,853,445	4,193,709
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,485,348	3,878,451
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	61,535	53,439
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	44,763	38,874
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,357,629	1,314,153
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	13,086	12,580
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	11,620,693	10,008,392
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,646,890	3,126,090
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,236,581	1,932,559
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,959,613	1,694,465
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	788,176	770,636
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	18,070	17,466
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	336,101	327,068
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	84,378	76,149
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	83,333	74,905
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	71,125	63,798
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	45,593	41,234
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,757	6,046
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	2,865,212	2,484,693
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	2,630,533	2,288,580
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,677,140	5,752,814
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,391,514	3,783,590
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	684,147	586,019
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	490,321	419,994
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	292,896	282,832
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	264,197	253,243
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	151,423	145,776
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	108,576	100,603
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	133,304	120,260
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,969	5,369
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,179,886	1,037,569
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,103,497	5,300,543
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,118,564	2,671,263
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,312,735	2,010,648
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	17,929	17,227
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	46,536	44,497
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	5,512	4,954
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,532,030	2,237,477
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	24,529	21,241
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,157,960	4,487,456
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,934,799	2,536,785
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	7,765	7,486
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	425,324	381,728
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	87,111	78,418
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,768	23,156
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	13,088	11,690
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,127	6,452
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,593	5,897
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	46,306	40,985
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,086,981	960,249
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	692,869	600,851
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	376,635	323,555
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	61,049	58,858
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	19,157	17,418
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,644	4,163
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,215	3,767
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,949,335	3,427,306
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,633,778	1,411,696
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	1,878,802	1,809,596
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	955,717	931,695
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	34,259	32,324
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	143,478	134,512
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	82,984	74,997
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,647,430	4,027,316
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	3,850,268	3,330,505
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	17,057	16,062
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	48,577	44,700
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	101,532	90,952
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	96,928	85,663
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	34,097	29,975
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	10,022,286	8,656,810
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	4,752,615	4,115,496
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	2,691,116	2,327,831
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	121,311	116,841
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	99,540	95,781
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	2,106,938	2,038,418
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	198,408	179,085
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	45,489	40,766
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	16,663	14,953
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,705	5,998
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	71,823	66,599
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,480	1,370
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	171,457	158,559
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	19,069	17,298
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	490,646	445,282
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	110,875	100,555
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	58,308	52,881
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,703,685	1,546,698
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	407,080	364,863
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	8,970	8,358
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	554,273	512,609
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	168,807	156,167
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	52,631	48,709
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	9,371	8,653
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	20,710	18,885
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	358,831	325,990
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,550,364	1,408,474
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	30,639,087	27,873,284
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	30,510	28,142
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	17,609	16,187
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	2,709,787	2,423,680
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,094,845	1,015,130
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	38,819	35,981
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,249	8,517
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	33,653	30,914
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	19,013	17,375
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	12,670	11,550
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	381,504	346,231
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	24,250	22,392
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	810,269	725,731
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	108,935	100,483
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	417,686	373,194
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	260,622	240,152
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	923,251	841,137
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	13,104,899	11,831,819
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	119,330	109,912
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	2,373,337	2,163,196
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	861,940	785,490
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,394,635	3,054,253
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	4,376,749	4,153,866
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,519	6,030
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	327,309	301,506
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	5,800	5,365
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,246,716	2,028,458
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	15,362,578	13,745,353
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	33,042	30,380
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	8,082	7,390
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	1,974,289	1,794,268
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	51,165	46,621
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	50,474	45,849
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	49,139	44,487
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	34,032	30,921
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	16,115	14,607
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,954,327	3,658,106
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	5,342,228	4,791,536
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,340,243	1,195,386
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	552	512
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	215,222	199,182
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	76,862	71,349
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	211,427	195,917
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	41,787	38,639
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,710,730	1,555,572
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	878,313	799,457
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	45,973	41,790
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	683,867	609,952
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	68,615	64,715
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	126,280	116,611
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	119,084	110,189
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,861	10,969
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,931	10,149
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	4,751,331	4,345,307
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,003,058	911,258
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	401,303	383,229
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	42,093	40,136
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	40,996	39,108
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	16,580	15,820
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,752	12,173
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,378	10,852
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,062	8,650
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,187	7,817
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,042	4,817
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,759	3,578
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,960	1,900
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	347,942	331,999
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	6,633	6,289
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,598	1,580
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,975,679	1,882,272
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	27,115	25,691
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	4,592	4,365
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	1,857,212	1,751,979
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	107,379	99,796
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	96,507	92,245
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	65,476	62,358
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	26,138	24,969
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	20,101	19,264
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,104	12,531
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	495,744	472,615
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	343,817	327,730
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	21,346	20,321
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	6,916	6,596
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,959	1,902
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	22,207	21,184
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	13,424	12,717
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,185,766	1,130,921
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,146,717	2,029,061
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,979,926	1,868,793
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	18,978	17,809
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	361,342	337,631
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	795,479	759,779
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	111,289	106,375
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	94,306	90,361
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	85,760	81,792
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	79,837	76,058
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	75,720	72,259
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	73,167	69,967
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	64,565	61,687
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	62,613	59,612
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	55,836	53,230
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	55,104	52,687
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	53,520	51,003
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	48,888	46,715
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,603	35,807
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,383	34,633
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,697	30,363
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	30,973	29,591
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,580	24,352
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	20,687	19,915
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,293	12,596
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,716	4,489
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,510	4,311
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,023	975
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	309,177	294,767
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	175,930	167,695
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	144,164	137,333
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	7,621	7,226
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	9,146	8,718
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	8,669	8,302
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	146,205	135,880
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	20,132	18,711
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	195,399	186,400
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	79,065	75,530
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,435	10,920
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,129	9,672
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,156	5,872
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,358	5,157
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,140	4,926
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,034	4,806
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,960	4,741
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,455	4,273
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,218	4,035
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,125	3,917
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,212	3,066
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,529	2,418
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,313	1,259
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	120,905	115,173
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	54,634	52,002
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	49,765	47,405
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	14,758	14,066
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	9,819	9,350
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	39,452	37,205
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	476,912	450,106
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	27,570	25,869
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	84,373	78,415
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	331,939	316,972
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	49,629	47,395
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,264	15,633
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	13,417	12,808
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,591	5,319
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,288	4,091
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	249,079	237,199
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	24,786	23,560
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,087	7,782
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,435	4,240
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,971	3,778
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	41,051	38,853
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	469,504	436,349
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	77,778	72,285
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	10,990	10,635
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	44,269	42,212
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,572	19,576
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	18,847	17,972
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,175	16,343
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,073	10,566
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,875	9,471
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	6,737	6,436
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,181	4,014
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,720	3,550
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,906	2,774
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,758	2,637
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	165,366	157,284
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	23,299	22,207
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	15,884	15,050
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	11,978	11,394
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	11,958	11,381
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	10,039	9,557
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	8,773	8,362
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	57,805	54,594
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	242,175	228,588
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	144,127	137,318
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	104,224	99,312
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	49,359	47,017
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	29,473	28,058
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,751	21,567
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,269	21,186
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,700	7,328
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,159	5,855
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,132	3,002
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	35,674	33,784
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	6,384,946	6,020,224
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	74,867	70,377
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	3,772,506	3,491,954
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	21,338	19,831
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	42,708	40,119
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	959,308	893,963
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	690,003	634,592
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	21,874	20,110
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	58,349	55,682
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	5,427	5,161
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	10,405	9,784
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	326,310	307,836
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	524,404	488,191
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	21,271	19,762
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	15,658	15,033
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	3,826	3,676
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	1,274	1,220
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	107,611	101,065
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	77,190	72,473
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	13,932	12,970
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	94,005	90,038
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	26,871	25,624
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,055	9,589
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	23,890	22,766
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	10,835	10,297
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,262	8,822
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,762	5,523
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,576	2,455
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	380,469	355,503
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	23,001	21,456
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	108,275	100,629
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	10,295	9,568
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	192,658	178,993
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	18,106	17,854
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	1,974	1,945
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	1,031	1,017
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	31,192	30,762
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,496	2,457
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,288	2,253
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,102	1,085
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	445	441
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	417,855	399,587
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	20,980	20,722
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	17,351	17,134
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	5,766	5,689
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	10,710	10,468
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	102,694	98,204
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	82,268	78,671
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	9,615	9,467
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	6,815	6,712
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	2,457	2,421
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	6,470	6,402
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	468,749	458,774
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	19,955	19,526
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	11,155	10,903
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	7,294	7,133
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	47,267	46,177
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	2,999	2,950
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	5,171	5,053
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	3,252	3,156
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	57,249	54,746
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,487	3,326
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	23,289	22,999
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	432	426
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	994	977
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	823	810
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	2,864	2,827
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	95,600	93,656
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	48,564	47,446
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	20,094	19,665
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,464	3,386
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,748	2,683
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	8,848	8,580
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,287	1,255
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	2,803,215	2,698,178
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	2,732	2,691
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	673,166	658,091
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	38,590	37,603
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	2,185	2,135
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,171,991	2,109,931
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	971,307	948,931
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	36,349	34,840
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	42,281	40,380
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	9,391	9,287
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	14,717	14,490
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	4,375	4,310
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	43,879	43,307
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	9,331	9,187
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	594	589
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,130,360	2,084,190
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	59,983	57,492
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	14,691	14,109
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	44,477	42,477
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	20,110	19,848
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	12,738	12,559
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	11,976	11,831
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	9,638	9,507
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	8,048	7,943
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	6,195	6,106
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	5,861	5,777
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	2,443	2,417
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	352,335	347,551
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	207,133	204,433
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	63,654	62,842
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	46,323	45,302
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	3,641	3,567
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	9,680	9,431
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,758	3,664
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,228	2,183
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	60,748	58,168
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	40,421	38,743
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	18,272	17,616
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	14,284	13,717
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	138,429	132,203
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	64,299	61,689
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,089	17,841
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,640	13,461
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,305	13,111
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,174	13,012
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,785	10,641
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,701	9,574
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,109	8,979
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,020	8,902
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,793	7,680
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,730	7,628
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,298	7,195
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,742	6,659
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,236	6,157
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,110	6,024
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	4,209	4,155
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,553	3,502
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,158	3,115
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	1,667	1,652
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	1,667	1,643
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	356	352
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	13,284	13,122
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,162,168	3,070,362
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,743	1,707
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	3,571	3,492
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	55,198	52,975
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	21,955	21,105
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	10,090	9,699
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	7,926	7,597
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	41,354	39,675
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	11,940	11,822
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	6,656	6,569
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	19,212	18,954
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	12,346	12,181
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	9,715	9,592
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,606	4,545
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	2,833	2,797
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	2,242	2,210
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	450,160	439,663
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	139,340	135,359
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	12,608	12,132
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	42,367	40,673
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	16,827	16,143
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	10,433	10,029
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	11,748	11,612
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,037	3,983
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,353	2,326
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,348	1,342
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	907	901
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	127,414	124,811
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	17,099	16,753
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,388	5,280
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,798	2,737
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,162	1,137
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	729	715
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	4,201	4,101
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	40,697	39,109
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	49,722	47,548
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	26,752	26,405
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,984	20,731
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,098	19,845
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,552	18,346
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,373	18,152
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,807	17,576
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,718	17,501
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,264	16,058
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,615	15,412
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,286	15,098
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,827	13,666
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,093	12,945
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,205	12,059
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,389	11,243
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,396	10,261
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,550	8,448
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,442	8,339
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,802	7,707
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,738	6,658
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,734	5,663
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,696	5,640
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,948	4,887
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,921	4,876
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,915	4,858
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,845	4,791
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,049	4,004
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,657	2,623
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,318	2,290
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,792	1,772
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	219	217
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,222	1,197
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,212	1,187
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,171	3,103
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	3,131,881	3,059,030
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,598	1,558
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	1,264,626	1,204,199
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	27,076	26,716
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,849	25,548
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,903	24,603
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,081	23,761
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,779	21,511
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,223	16,992
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,099	15,898
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,617	15,435
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,577	14,397
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,912	13,739
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,681	13,505
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,970	12,809
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,809	12,663
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,237	11,090
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,354	10,221
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,016	7,910
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,695	7,598
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,956	5,882
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,988	4,921
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,735	4,674
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,645	3,611
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,794	2,757
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,754	2,725
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,573	2,540
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	36,618	36,087
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	29,326	28,938
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,702	1,680
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	168,656	164,860
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	7,153	7,012
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	1,965	1,916
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	224,019	218,926
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	21,578	20,715
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	5,964	5,703
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	222,728	223,678
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	353,213	352,386
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	202,777	201,963
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	143,162	142,610
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	14,116	14,010
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,066,491	4,961,696
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,697,456	1,665,529
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	976,934	947,446
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	4,728	4,730
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	169,807	170,107
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	470,239	468,989
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,449,196	4,371,073
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	3,962,160	3,887,636
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,582,229	2,528,819
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	184,043	183,563
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2040	204,004	203,185
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2040	28,102	27,989
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	2,812,066	2,759,174
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	64,053	62,348
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	672,559	670,795
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	443,077	441,779
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	417,781	416,085
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	18,375,714	17,752,500
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	207,016	206,597
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	2,887	2,879
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	65,632	65,023
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	1,860	1,851
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	43,211	42,007
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	937,247	905,267
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	16,471	16,363
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	4,027	3,998
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,145	2,131
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	974	968
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	72,329	72,064
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	72,288	71,730
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	1,531,975	1,486,739
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	737,254	713,596
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	20,477,077	19,778,372
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	4,311,768	4,300,473
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	332,065	331,195
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	778	773
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	51,927	51,482
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,417,419	1,387,658
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	855,094	826,451
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	44,209	44,102
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	25,528	25,474
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	22,855	22,800
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	2,723	2,711
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	309,342	308,124
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	15,106	15,011
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	14,969	14,875
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	109,493	108,536
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	23,180	22,962
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	5,864,895	5,739,921
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	1,014,740	984,777
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2055	156,396	151,255
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	2,303	2,291
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	376,946	375,904
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	189,866	189,133
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	7,000,002	6,970,810
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	123,893	122,725
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	43,029	42,648
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	109,387	106,065
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	27,954	27,105
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	320,982	319,844
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	5,760	5,705
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	2,160,636	2,095,014
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	423,385	410,526
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	313,255	303,741
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	60,431	58,595
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	29,935	29,026
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (c)	193,174	191,603
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	6,559,528	6,568,742
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	14,229,151	14,266,924
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,256,724	2,269,767
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,028,965	1,029,445
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	1,397,372	1,404,138
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	1,358,877	1,367,155
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	9,980,705	10,000,962
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	3,999,464	4,007,582
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	778,307	782,319
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	3,964,468	3,972,514
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	4,087,332	4,089,241
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2056	11,035,409	11,068,152
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	2,616,839	2,630,328
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,100,219	2,113,013
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	4,992,613	5,001,186
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.63% 1/1/2035 (c)(d)	1,324	1,353
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.619% 12/1/2034 (c)(d)	1,484	1,515
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.66% 3/1/2035 (c)(d)	1,218	1,245
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (c)(d)	542	553
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 7/1/2035 (c)(d)	343	351
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (c)(d)	1,352	1,400
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,685	2,746
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	510	522
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	48,918	50,150
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	2,801	2,876
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	48,602	49,859
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,675	3,775
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	5,551,348	5,660,517
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	4,173,676	4,271,482
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	38,655	39,451
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	19,890	20,326
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,210	3,286
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,918	2,986
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,076	2,126
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	561	574
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	478	487
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	321	329
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	246	252
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	102	104
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	44,487	45,570
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	8,570	8,797
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,089,567	1,118,504
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	51,959	53,020
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	14,804	15,139
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	6,833	6,978
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	894	915
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	690	707
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	229	234
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	8,752	8,987
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	6,482,904	6,600,708
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,853,426	3,948,544
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,452,909	1,491,497
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	603,291	619,691
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	20,830	21,395
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	56,085	57,178
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	10,041	10,294
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	14,204,240	14,537,102
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	5,042,446	5,184,247
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	22,935	23,396
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	16,853	17,292
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,575	1,618
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	2,044,262	2,078,592
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	3,595,511	3,684,262
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	9,149,897	9,303,554
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	10,099,058	10,348,343
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	5,393,299	5,492,298
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	4,572,469	4,668,189
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	753	767
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	994	1,016
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,183	3,260
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	58,676	60,175
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	7,990,345	8,124,530
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,502,800	5,631,752
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,241,662	5,362,857
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	4,458,098	4,572,321
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	3,187,227	3,254,944
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	2,753,865	2,828,726
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,301	2,355
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,239	2,286
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,303	1,332
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	29,312	29,987
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,657,629	4,775,509
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	8,223,547	8,361,649
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	6,787,291	6,973,917
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,032	3,098
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,019	3,086
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	424	433
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	193	198
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	69	70
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	8,128	8,342
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	12,897,354	13,205,341
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	110,137	112,973
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,277,477	1,309,808
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	8,538,214	8,708,948
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	7,935,291	8,136,125
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055 (e)	18,950,327	19,230,073
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	6,146,441	6,282,793
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,121	2,169
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,535	1,568
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,335	1,366
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	670	685
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	66	67
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	105,521	107,576
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	4,927,242	5,042,707
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,359	2,387
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,589	3,667
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,101	2,148
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,077	1,103
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	563	576
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	456	467
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	59	60
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,736	3,833
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	5,415,092	5,529,721
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	1,977,717	2,019,736
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,590,239	1,633,468
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	201	208
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	4,034	4,177
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	9,717,097	10,038,636
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	6,944	7,191
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	6,152	6,342
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	60,262	62,125
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	580	601
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	119,624	125,147
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	197	203
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,239	1,283
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,374,983	1,419,966
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	2,637,062	2,756,874
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	383	397
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	5,246,226	5,481,304
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	3,063,338	3,193,663
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	546	563
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	4,733,320	4,952,441
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	2,097,256	2,167,310
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	1,882,026	1,968,122
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	18,037	18,595
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,385	3,490
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	7,442	7,672
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	279	289
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,780,261	2,873,998
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2056	5,390,343	5,650,829
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,209	2,288
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	506	524
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	55,748	57,471
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	43,597	44,944
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	9,757	10,059
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	223,377	233,564
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	1,989,687	2,081,330
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	1,505,314	1,575,588
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	170	176
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	3,762,443	3,930,740
Fannie Mae Mortgage pass-thru certificates 6.79% 2/1/2039 (c)	40,818	41,847
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	8	9
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	426	447
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	99	104
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	84,522	89,898
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,327,175	4,576,031
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,070,763	2,199,883
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	401,382	424,591
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	308,195	326,522
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	220,312	233,189
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	66,805	70,610
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	4	3
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	148	155
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	61	63
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	43	45
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	89	94
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	168	176
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	116	121
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2054	2,617,555	2,768,908
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	109,993	116,679
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	95,065	100,634
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	42,968	45,192
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	30	30
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	25	26
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	435	456
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	44,595	47,229
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	143,672	151,026
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	88,613	94,000
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	75,218	79,406
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	60,933	64,357
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	59,922	63,169
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	57,122	60,047
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	51,114	53,792
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	310	324
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	209	219
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	105	110
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,564,503	1,664,990
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	30,947	32,722
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	90,833	95,806
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	81,710	86,322
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	55,543	58,895
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	55,810	58,649
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	165	172
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	66	69
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	36	38
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	331	347
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	221	231
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	8	8
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	114	119
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	789	826
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	79,406	84,308
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	94,575	99,841
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	42,445	44,975
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2055	103,696	109,757
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	2,805	2,937
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	185	194
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	78	82
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	29,110	30,962
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	62,044	65,562
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	58,738	62,189
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	93	98
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	261	274
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	56,086	59,548
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	49,097	51,910
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	201,846	212,902
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,508	1,579
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	3,488	3,653
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	139	146
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	130	136
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	23,091	24,510
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2055	94,343	99,777
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	657	688
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	426	446
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,799	2,930
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	960	1,006
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	557	584
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	270	283
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	707	741
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	191	200
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	54	57
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	163	170
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	58	61
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	387	405
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	345	361
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	74	77
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,505	1,578
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2055	131,124	138,490
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	88	88
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	79	83
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	91	95
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	27	28
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	228	238
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	32	34
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	4,975	5,209
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,251	1,310
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	46,338	49,178
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	95,074	100,734
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	81,559	86,010
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	78,520	82,852
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	72,870	77,277
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	62,528	66,529
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	23	23
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	174	182
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	164	171
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	79	79
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	30	32
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	704	737
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,099	1,151
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	109	114
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	54	57
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	16	16
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,022	1,070
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	47,512	50,320
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	95,869	101,637
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	52,972	55,774
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	213	215
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	159	160
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	82	82
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	76	77
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	65	66
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	79	80
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	832	856
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	99	102
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	33	33
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	11	12
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	55	57
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	213	220
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	79	80
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	54	54
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	93	95
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	432	447
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	43	43
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	314	322
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	184	190
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	205	205
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	41	41
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	57	58
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	68	69
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	175	176
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	7	8
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	132	134
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	38	38
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	89	91
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	2,760	2,789
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	103	106
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	160	162
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	277	284
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	135	138
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,074	3,238
Federal Home Loan Bank 6% 3/1/2056	1,869,541	1,916,273
Freddie Mac 7% 1/1/2055	60,241	63,743
Freddie Mac Gold Pool 1.5% 1/1/2036	3,115,066	2,772,619
Freddie Mac Gold Pool 1.5% 1/1/2051	10,474,676	7,851,615
Freddie Mac Gold Pool 1.5% 11/1/2035	3,262,956	2,904,252
Freddie Mac Gold Pool 1.5% 11/1/2050	81,796	61,926
Freddie Mac Gold Pool 1.5% 12/1/2035	2,489,786	2,216,078
Freddie Mac Gold Pool 1.5% 12/1/2040	509,972	427,186
Freddie Mac Gold Pool 1.5% 12/1/2050	55,071	41,693
Freddie Mac Gold Pool 1.5% 12/1/2050	20,922	15,859
Freddie Mac Gold Pool 1.5% 2/1/2041	885,896	740,838
Freddie Mac Gold Pool 1.5% 2/1/2051	10,681,998	8,007,020
Freddie Mac Gold Pool 1.5% 3/1/2041	893,330	746,455
Freddie Mac Gold Pool 1.5% 3/1/2051	8,477,785	6,354,784
Freddie Mac Gold Pool 1.5% 3/1/2051	19,173	14,534
Freddie Mac Gold Pool 1.5% 4/1/2041	3,772,995	3,153,591
Freddie Mac Gold Pool 1.5% 4/1/2041	914,060	763,195
Freddie Mac Gold Pool 1.5% 6/1/2051	47,590	36,089
Freddie Mac Gold Pool 1.5% 7/1/2035	3,415,860	3,043,548
Freddie Mac Gold Pool 1.5% 8/1/2035	2,692,905	2,399,392
Freddie Mac Gold Pool 2% 1/1/2051	3,627,571	2,867,540
Freddie Mac Gold Pool 2% 1/1/2051	1,144,331	904,218
Freddie Mac Gold Pool 2% 1/1/2051	555,061	438,594
Freddie Mac Gold Pool 2% 1/1/2051	264,599	210,071
Freddie Mac Gold Pool 2% 1/1/2051	184,058	146,128
Freddie Mac Gold Pool 2% 1/1/2052	630,544	496,465
Freddie Mac Gold Pool 2% 10/1/2041	16,336	13,960
Freddie Mac Gold Pool 2% 10/1/2050	1,510,265	1,194,785
Freddie Mac Gold Pool 2% 10/1/2050	54,108	42,805
Freddie Mac Gold Pool 2% 10/1/2051	7,470,756	5,935,869
Freddie Mac Gold Pool 2% 10/1/2051	434,261	345,855
Freddie Mac Gold Pool 2% 11/1/2041	1,479,566	1,264,597
Freddie Mac Gold Pool 2% 11/1/2050	16,844,309	13,504,669
Freddie Mac Gold Pool 2% 11/1/2050	5,780,164	4,569,131
Freddie Mac Gold Pool 2% 11/1/2050	130,956	103,518
Freddie Mac Gold Pool 2% 11/1/2050	85,688	67,735
Freddie Mac Gold Pool 2% 11/1/2050	14,154	11,189
Freddie Mac Gold Pool 2% 11/1/2051	6,737,715	5,353,433
Freddie Mac Gold Pool 2% 11/1/2051	4,444,757	3,524,625
Freddie Mac Gold Pool 2% 11/1/2051	1,509,288	1,202,031
Freddie Mac Gold Pool 2% 11/1/2051	605,852	482,514
Freddie Mac Gold Pool 2% 11/1/2051	341,347	271,856
Freddie Mac Gold Pool 2% 12/1/2051	5,169,825	4,117,364
Freddie Mac Gold Pool 2% 2/1/2036	257,903	234,722
Freddie Mac Gold Pool 2% 2/1/2036	226,835	206,376
Freddie Mac Gold Pool 2% 2/1/2041	1,405,394	1,208,982
Freddie Mac Gold Pool 2% 2/1/2051	17,175,064	13,571,260
Freddie Mac Gold Pool 2% 2/1/2051	7,429,481	5,954,152
Freddie Mac Gold Pool 2% 2/1/2051	72,377	56,602
Freddie Mac Gold Pool 2% 2/1/2051	64,741	51,217
Freddie Mac Gold Pool 2% 2/1/2052	13,929,873	11,041,824
Freddie Mac Gold Pool 2% 2/1/2052	5,988,015	4,755,890
Freddie Mac Gold Pool 2% 3/1/2036	203,673	185,303
Freddie Mac Gold Pool 2% 3/1/2041	1,521,313	1,315,082
Freddie Mac Gold Pool 2% 3/1/2051	25,546,827	20,186,395
Freddie Mac Gold Pool 2% 3/1/2051	3,719,519	2,942,548
Freddie Mac Gold Pool 2% 3/1/2052	3,578,120	2,797,141
Freddie Mac Gold Pool 2% 4/1/2051	916,598	723,697
Freddie Mac Gold Pool 2% 5/1/2036	350,713	319,081
Freddie Mac Gold Pool 2% 5/1/2041	1,309,173	1,123,437
Freddie Mac Gold Pool 2% 5/1/2051	19,730,627	15,578,264
Freddie Mac Gold Pool 2% 5/1/2051	17,826,099	14,275,092
Freddie Mac Gold Pool 2% 5/1/2051	703,306	561,448
Freddie Mac Gold Pool 2% 5/1/2051	375,732	297,363
Freddie Mac Gold Pool 2% 6/1/2041	2,177,277	1,868,228
Freddie Mac Gold Pool 2% 6/1/2050	45,124,368	35,698,329
Freddie Mac Gold Pool 2% 6/1/2050	4,898,622	3,922,803
Freddie Mac Gold Pool 2% 6/1/2051	46,887	37,020
Freddie Mac Gold Pool 2% 6/1/2052	1,114,003	878,514
Freddie Mac Gold Pool 2% 7/1/2041	8,949,934	7,688,383
Freddie Mac Gold Pool 2% 7/1/2041	15,647	13,406
Freddie Mac Gold Pool 2% 7/1/2050	133,687	105,761
Freddie Mac Gold Pool 2% 7/1/2050	56,789	44,927
Freddie Mac Gold Pool 2% 7/1/2051	903,596	712,584
Freddie Mac Gold Pool 2% 7/1/2051	391,504	312,170
Freddie Mac Gold Pool 2% 8/1/2050	34,024,450	26,917,076
Freddie Mac Gold Pool 2% 8/1/2050	359,171	286,613
Freddie Mac Gold Pool 2% 8/1/2051	878,406	694,916
Freddie Mac Gold Pool 2% 8/1/2052	29,655	23,349
Freddie Mac Gold Pool 2% 9/1/2050	38,761,546	30,664,639
Freddie Mac Gold Pool 2% 9/1/2050	280,646	222,021
Freddie Mac Gold Pool 2% 9/1/2050	38,479	30,441
Freddie Mac Gold Pool 2.5% 1/1/2041	2,999,548	2,654,026
Freddie Mac Gold Pool 2.5% 1/1/2042	2,006,908	1,761,331
Freddie Mac Gold Pool 2.5% 10/1/2041	967,368	850,233
Freddie Mac Gold Pool 2.5% 10/1/2050	2,009,171	1,673,963
Freddie Mac Gold Pool 2.5% 11/1/2031	644,359	616,883
Freddie Mac Gold Pool 2.5% 11/1/2041	602,287	529,084
Freddie Mac Gold Pool 2.5% 11/1/2041	541,874	476,936
Freddie Mac Gold Pool 2.5% 11/1/2050	1,471,726	1,232,624
Freddie Mac Gold Pool 2.5% 12/1/2050	1,343,021	1,124,408
Freddie Mac Gold Pool 2.5% 12/1/2051	5,968,309	4,957,641
Freddie Mac Gold Pool 2.5% 12/1/2051	4,799,956	3,982,636
Freddie Mac Gold Pool 2.5% 12/1/2051	2,322,348	1,922,552
Freddie Mac Gold Pool 2.5% 2/1/2030	138,517	134,576
Freddie Mac Gold Pool 2.5% 2/1/2042	1,901,877	1,682,603
Freddie Mac Gold Pool 2.5% 2/1/2051	5,583,709	4,674,812
Freddie Mac Gold Pool 2.5% 2/1/2052	3,184,824	2,619,632
Freddie Mac Gold Pool 2.5% 3/1/2032	2,912,953	2,783,223
Freddie Mac Gold Pool 2.5% 3/1/2051	4,017,033	3,328,005
Freddie Mac Gold Pool 2.5% 4/1/2042	412,404	362,121
Freddie Mac Gold Pool 2.5% 4/1/2052	6,047,734	5,023,616
Freddie Mac Gold Pool 2.5% 4/1/2052	2,310,333	1,925,601
Freddie Mac Gold Pool 2.5% 5/1/2041	4,022,695	3,580,909
Freddie Mac Gold Pool 2.5% 5/1/2051	23,504,388	19,604,972
Freddie Mac Gold Pool 2.5% 5/1/2052	6,555,022	5,453,194
Freddie Mac Gold Pool 2.5% 6/1/2031	540,126	520,105
Freddie Mac Gold Pool 2.5% 6/1/2040	320,765	286,326
Freddie Mac Gold Pool 2.5% 6/1/2041	487,280	429,291
Freddie Mac Gold Pool 2.5% 7/1/2032	941,177	896,578
Freddie Mac Gold Pool 2.5% 7/1/2051	3,639,493	3,027,734
Freddie Mac Gold Pool 2.5% 8/1/2041	443,183	390,646
Freddie Mac Gold Pool 2.5% 9/1/2041	965,773	854,920
Freddie Mac Gold Pool 3% 1/1/2034	50,108	47,958
Freddie Mac Gold Pool 3% 1/1/2043	43,880	39,576
Freddie Mac Gold Pool 3% 1/1/2052	1,688,806	1,446,578
Freddie Mac Gold Pool 3% 1/1/2052	677,637	580,443
Freddie Mac Gold Pool 3% 10/1/2042	35,305	31,754
Freddie Mac Gold Pool 3% 10/1/2049	2,946,088	2,544,701
Freddie Mac Gold Pool 3% 10/1/2051	1,737,939	1,501,698
Freddie Mac Gold Pool 3% 10/1/2051	667,714	572,360
Freddie Mac Gold Pool 3% 11/1/2042	4,999	4,545
Freddie Mac Gold Pool 3% 11/1/2049	22,834,027	19,872,876
Freddie Mac Gold Pool 3% 11/1/2050	866,224	746,582
Freddie Mac Gold Pool 3% 11/1/2051	2,673,764	2,291,933
Freddie Mac Gold Pool 3% 12/1/2030	255,861	248,688
Freddie Mac Gold Pool 3% 12/1/2032	746,634	722,723
Freddie Mac Gold Pool 3% 12/1/2033	27,992	26,840
Freddie Mac Gold Pool 3% 12/1/2042	762,498	688,882
Freddie Mac Gold Pool 3% 12/1/2050	6,966,630	6,004,406
Freddie Mac Gold Pool 3% 2/1/2033	244,445	237,876
Freddie Mac Gold Pool 3% 2/1/2033	82,479	79,273
Freddie Mac Gold Pool 3% 2/1/2037	295,394	274,869
Freddie Mac Gold Pool 3% 2/1/2037	16,623	15,494
Freddie Mac Gold Pool 3% 2/1/2043	51,148	46,332
Freddie Mac Gold Pool 3% 2/1/2043	25,369	22,929
Freddie Mac Gold Pool 3% 2/1/2043	10,710	9,636
Freddie Mac Gold Pool 3% 2/1/2052	780,594	668,633
Freddie Mac Gold Pool 3% 2/1/2052	647,160	557,573
Freddie Mac Gold Pool 3% 2/1/2052	498,072	426,633
Freddie Mac Gold Pool 3% 3/1/2033	47,920	46,058
Freddie Mac Gold Pool 3% 3/1/2033	21,717	20,864
Freddie Mac Gold Pool 3% 3/1/2043	52,762	47,635
Freddie Mac Gold Pool 3% 3/1/2048	344,867	300,252
Freddie Mac Gold Pool 3% 3/1/2050	5,246,638	4,531,815
Freddie Mac Gold Pool 3% 3/1/2052	2,371,108	2,052,505
Freddie Mac Gold Pool 3% 3/1/2052	870,887	745,975
Freddie Mac Gold Pool 3% 3/1/2052	650,839	565,217
Freddie Mac Gold Pool 3% 4/1/2032	17,303	16,780
Freddie Mac Gold Pool 3% 4/1/2032	5,779	5,601
Freddie Mac Gold Pool 3% 4/1/2034	332,578	318,317
Freddie Mac Gold Pool 3% 4/1/2043	21,558	19,475
Freddie Mac Gold Pool 3% 4/1/2046	88,715	78,115
Freddie Mac Gold Pool 3% 4/1/2046	79,984	70,614
Freddie Mac Gold Pool 3% 4/1/2050	5,389,113	4,649,826
Freddie Mac Gold Pool 3% 4/1/2050	2,482,199	2,152,547
Freddie Mac Gold Pool 3% 4/1/2052	4,497,819	3,914,535
Freddie Mac Gold Pool 3% 5/1/2033	24,934	24,059
Freddie Mac Gold Pool 3% 5/1/2045	26,848	23,780
Freddie Mac Gold Pool 3% 5/1/2046	1,354,929	1,194,715
Freddie Mac Gold Pool 3% 5/1/2046	215,527	189,951
Freddie Mac Gold Pool 3% 5/1/2051	2,486,519	2,136,090
Freddie Mac Gold Pool 3% 6/1/2046	1,384,043	1,218,022
Freddie Mac Gold Pool 3% 6/1/2052	3,516,654	3,039,729
Freddie Mac Gold Pool 3% 6/1/2052	2,797,690	2,396,413
Freddie Mac Gold Pool 3% 6/1/2052	1,106,542	954,054
Freddie Mac Gold Pool 3% 7/1/2032	21,350	20,632
Freddie Mac Gold Pool 3% 7/1/2043	108,633	97,808
Freddie Mac Gold Pool 3% 7/1/2043	27,419	24,649
Freddie Mac Gold Pool 3% 7/1/2045	56,563	50,189
Freddie Mac Gold Pool 3% 7/1/2045	20,357	18,525
Freddie Mac Gold Pool 3% 8/1/2032	38,601	37,287
Freddie Mac Gold Pool 3% 8/1/2032	22,557	21,788
Freddie Mac Gold Pool 3% 8/1/2042	10,434	9,456
Freddie Mac Gold Pool 3% 8/1/2042	8,118	7,316
Freddie Mac Gold Pool 3% 8/1/2045	26,253	23,243
Freddie Mac Gold Pool 3% 8/1/2045	15,380	13,725
Freddie Mac Gold Pool 3% 8/1/2052	3,490,207	3,031,047
Freddie Mac Gold Pool 3% 8/1/2052	2,236,250	1,942,057
Freddie Mac Gold Pool 3% 9/1/2049	37,008	32,266
Freddie Mac Gold Pool 3% 9/1/2051	2,402,517	2,059,422
Freddie Mac Gold Pool 3.5% 1/1/2032	5,518	5,379
Freddie Mac Gold Pool 3.5% 1/1/2044	3,379,195	3,131,720
Freddie Mac Gold Pool 3.5% 1/1/2044	1,706,170	1,575,761
Freddie Mac Gold Pool 3.5% 1/1/2045	1,336,468	1,237,292
Freddie Mac Gold Pool 3.5% 1/1/2046	5,255	4,809
Freddie Mac Gold Pool 3.5% 1/1/2048	2,990,553	2,700,034
Freddie Mac Gold Pool 3.5% 1/1/2048	12,623	11,460
Freddie Mac Gold Pool 3.5% 10/1/2040	99,214	92,185
Freddie Mac Gold Pool 3.5% 10/1/2042	34,599	32,053
Freddie Mac Gold Pool 3.5% 10/1/2042	5,008	4,630
Freddie Mac Gold Pool 3.5% 10/1/2047	43,568	39,581
Freddie Mac Gold Pool 3.5% 10/1/2051	2,748,556	2,465,227
Freddie Mac Gold Pool 3.5% 11/1/2033	1,551,415	1,477,940
Freddie Mac Gold Pool 3.5% 11/1/2033	339,935	323,437
Freddie Mac Gold Pool 3.5% 11/1/2040	205,948	191,956
Freddie Mac Gold Pool 3.5% 11/1/2045	1,520,970	1,393,551
Freddie Mac Gold Pool 3.5% 11/1/2045	30,476	27,772
Freddie Mac Gold Pool 3.5% 11/1/2045	25,687	23,551
Freddie Mac Gold Pool 3.5% 11/1/2047	363,963	330,653
Freddie Mac Gold Pool 3.5% 11/1/2047	24,788	22,550
Freddie Mac Gold Pool 3.5% 12/1/2033	92,451	89,425
Freddie Mac Gold Pool 3.5% 12/1/2040	196,920	183,418
Freddie Mac Gold Pool 3.5% 12/1/2047	84,685	76,882
Freddie Mac Gold Pool 3.5% 2/1/2034	1,773,381	1,716,141
Freddie Mac Gold Pool 3.5% 2/1/2034	1,552,821	1,473,092
Freddie Mac Gold Pool 3.5% 2/1/2043	2,035,155	1,883,288
Freddie Mac Gold Pool 3.5% 2/1/2043	160,028	148,527
Freddie Mac Gold Pool 3.5% 2/1/2043	59,711	55,618
Freddie Mac Gold Pool 3.5% 2/1/2046	1,054,900	963,134
Freddie Mac Gold Pool 3.5% 2/1/2052	738,115	661,566
Freddie Mac Gold Pool 3.5% 3/1/2032	1,722,126	1,678,134
Freddie Mac Gold Pool 3.5% 3/1/2045	463,793	425,475
Freddie Mac Gold Pool 3.5% 3/1/2045	132,357	121,747
Freddie Mac Gold Pool 3.5% 3/1/2045	98,135	90,110
Freddie Mac Gold Pool 3.5% 3/1/2045	42,430	39,312
Freddie Mac Gold Pool 3.5% 3/1/2046	2,172,617	1,993,275
Freddie Mac Gold Pool 3.5% 3/1/2047	23,465	21,258
Freddie Mac Gold Pool 3.5% 3/1/2052 (f)	5,554,003	4,976,273
Freddie Mac Gold Pool 3.5% 3/1/2052	2,261,283	2,024,933
Freddie Mac Gold Pool 3.5% 3/1/2052	2,007,564	1,797,482
Freddie Mac Gold Pool 3.5% 4/1/2037	11,084	10,468
Freddie Mac Gold Pool 3.5% 4/1/2040	244,319	227,910
Freddie Mac Gold Pool 3.5% 4/1/2042	1,304,824	1,216,005
Freddie Mac Gold Pool 3.5% 4/1/2042	85,184	79,109
Freddie Mac Gold Pool 3.5% 4/1/2042	12,691	11,789
Freddie Mac Gold Pool 3.5% 4/1/2043	188,277	174,025
Freddie Mac Gold Pool 3.5% 4/1/2043	74,297	68,646
Freddie Mac Gold Pool 3.5% 4/1/2046	1,110,491	1,015,901
Freddie Mac Gold Pool 3.5% 4/1/2046	339,798	309,844
Freddie Mac Gold Pool 3.5% 4/1/2052	2,460,487	2,217,618
Freddie Mac Gold Pool 3.5% 5/1/2033	28,478	27,611
Freddie Mac Gold Pool 3.5% 5/1/2034	109,676	105,812
Freddie Mac Gold Pool 3.5% 5/1/2034	18,569	17,928
Freddie Mac Gold Pool 3.5% 5/1/2040	446,559	416,908
Freddie Mac Gold Pool 3.5% 5/1/2040	90,853	84,756
Freddie Mac Gold Pool 3.5% 5/1/2045	453,056	414,812
Freddie Mac Gold Pool 3.5% 5/1/2045	47,780	43,830
Freddie Mac Gold Pool 3.5% 5/1/2045	35,943	32,982
Freddie Mac Gold Pool 3.5% 5/1/2045	15,630	14,528
Freddie Mac Gold Pool 3.5% 5/1/2046	2,262,078	2,070,338
Freddie Mac Gold Pool 3.5% 5/1/2046	1,112,283	1,015,386
Freddie Mac Gold Pool 3.5% 5/1/2046	514,731	468,961
Freddie Mac Gold Pool 3.5% 5/1/2052	892,070	794,816
Freddie Mac Gold Pool 3.5% 6/1/2032	938,939	913,517
Freddie Mac Gold Pool 3.5% 6/1/2040	380,545	355,520
Freddie Mac Gold Pool 3.5% 6/1/2045	1,893,356	1,738,426
Freddie Mac Gold Pool 3.5% 6/1/2045	534,197	489,655
Freddie Mac Gold Pool 3.5% 6/1/2045	107,733	99,017
Freddie Mac Gold Pool 3.5% 6/1/2045	88,240	81,023
Freddie Mac Gold Pool 3.5% 7/1/2032	818,570	796,734
Freddie Mac Gold Pool 3.5% 7/1/2032	237,285	230,860
Freddie Mac Gold Pool 3.5% 7/1/2040	39,411	36,699
Freddie Mac Gold Pool 3.5% 7/1/2042	1,935,657	1,792,027
Freddie Mac Gold Pool 3.5% 7/1/2047	857,672	779,982
Freddie Mac Gold Pool 3.5% 8/1/2034	185,367	178,778
Freddie Mac Gold Pool 3.5% 8/1/2034	13,938	13,443
Freddie Mac Gold Pool 3.5% 8/1/2040	263,319	245,699
Freddie Mac Gold Pool 3.5% 8/1/2042	1,081,026	1,001,406
Freddie Mac Gold Pool 3.5% 8/1/2047	1,330,955	1,209,145
Freddie Mac Gold Pool 3.5% 8/1/2047	157,852	143,406
Freddie Mac Gold Pool 3.5% 8/1/2047	99,954	90,806
Freddie Mac Gold Pool 3.5% 8/1/2051	3,816,338	3,422,939
Freddie Mac Gold Pool 3.5% 9/1/2040	178,652	167,182
Freddie Mac Gold Pool 3.5% 9/1/2042	2,854,411	2,640,805
Freddie Mac Gold Pool 3.5% 9/1/2042	2,424,470	2,241,786
Freddie Mac Gold Pool 3.5% 9/1/2042	2,001	1,849
Freddie Mac Gold Pool 3.5% 9/1/2046	398,579	364,995
Freddie Mac Gold Pool 3.5% 9/1/2046	64,038	58,196
Freddie Mac Gold Pool 3.5% 9/1/2047	27,031	24,557
Freddie Mac Gold Pool 3.5% 9/1/2047	22,352	20,306
Freddie Mac Gold Pool 4% 1/1/2041	1,077,351	1,030,315
Freddie Mac Gold Pool 4% 1/1/2041	21,293	20,417
Freddie Mac Gold Pool 4% 1/1/2041	6,513	6,223
Freddie Mac Gold Pool 4% 1/1/2043	8,871	8,406
Freddie Mac Gold Pool 4% 1/1/2044	32,519	30,701
Freddie Mac Gold Pool 4% 1/1/2044	26,594	25,187
Freddie Mac Gold Pool 4% 10/1/2041	385,111	367,631
Freddie Mac Gold Pool 4% 10/1/2041	44,318	42,319
Freddie Mac Gold Pool 4% 10/1/2041	37,299	35,625
Freddie Mac Gold Pool 4% 10/1/2041	24,763	23,638
Freddie Mac Gold Pool 4% 10/1/2042	16,445	15,661
Freddie Mac Gold Pool 4% 10/1/2042	6,495	6,247
Freddie Mac Gold Pool 4% 10/1/2042	4,698	4,453
Freddie Mac Gold Pool 4% 10/1/2043	81,244	76,923
Freddie Mac Gold Pool 4% 10/1/2043	28,713	27,116
Freddie Mac Gold Pool 4% 10/1/2043	11,144	10,609
Freddie Mac Gold Pool 4% 10/1/2043	9,641	9,106
Freddie Mac Gold Pool 4% 10/1/2052	3,967,644	3,676,300
Freddie Mac Gold Pool 4% 11/1/2041	66,431	63,308
Freddie Mac Gold Pool 4% 11/1/2041	6,587	6,355
Freddie Mac Gold Pool 4% 11/1/2041	1,953	1,865
Freddie Mac Gold Pool 4% 11/1/2042	1,002,445	956,444
Freddie Mac Gold Pool 4% 11/1/2042	732,182	699,131
Freddie Mac Gold Pool 4% 11/1/2042	68,336	65,098
Freddie Mac Gold Pool 4% 11/1/2042	62,156	58,982
Freddie Mac Gold Pool 4% 11/1/2042	29,472	28,081
Freddie Mac Gold Pool 4% 11/1/2042	21,928	20,824
Freddie Mac Gold Pool 4% 11/1/2042	1,857	1,811
Freddie Mac Gold Pool 4% 11/1/2043	176,433	167,718
Freddie Mac Gold Pool 4% 11/1/2045	112,752	106,025
Freddie Mac Gold Pool 4% 11/1/2047	878,816	818,411
Freddie Mac Gold Pool 4% 11/1/2051	32,166	29,895
Freddie Mac Gold Pool 4% 12/1/2040	11,930	11,432
Freddie Mac Gold Pool 4% 12/1/2040	5,360	5,127
Freddie Mac Gold Pool 4% 12/1/2040	5,022	4,804
Freddie Mac Gold Pool 4% 12/1/2042	800,270	763,512
Freddie Mac Gold Pool 4% 12/1/2042	23,983	22,746
Freddie Mac Gold Pool 4% 12/1/2042	10,493	10,015
Freddie Mac Gold Pool 4% 12/1/2045	1,448,244	1,364,776
Freddie Mac Gold Pool 4% 12/1/2045	354,717	337,284
Freddie Mac Gold Pool 4% 12/1/2047	3,688,176	3,434,671
Freddie Mac Gold Pool 4% 2/1/2041	293,870	280,542
Freddie Mac Gold Pool 4% 2/1/2042	1,630,090	1,553,198
Freddie Mac Gold Pool 4% 2/1/2042	29,214	27,920
Freddie Mac Gold Pool 4% 2/1/2042	341	325
Freddie Mac Gold Pool 4% 2/1/2043	49,994	47,449
Freddie Mac Gold Pool 4% 2/1/2043	44,452	42,124
Freddie Mac Gold Pool 4% 2/1/2043	26,957	25,526
Freddie Mac Gold Pool 4% 2/1/2043	19,262	18,244
Freddie Mac Gold Pool 4% 2/1/2044	34,876	33,037
Freddie Mac Gold Pool 4% 2/1/2044	18,876	17,921
Freddie Mac Gold Pool 4% 2/1/2044	10,148	9,576
Freddie Mac Gold Pool 4% 2/1/2045	772,508	732,268
Freddie Mac Gold Pool 4% 2/1/2046	99,261	93,376
Freddie Mac Gold Pool 4% 2/1/2046	48,474	45,926
Freddie Mac Gold Pool 4% 2/1/2046	19,068	18,401
Freddie Mac Gold Pool 4% 2/1/2048	1,080,137	1,005,219
Freddie Mac Gold Pool 4% 2/1/2048	66,006	61,428
Freddie Mac Gold Pool 4% 2/1/2052	17,922	16,628
Freddie Mac Gold Pool 4% 2/1/2052	14,172	13,171
Freddie Mac Gold Pool 4% 2/1/2053	2,782,184	2,574,410
Freddie Mac Gold Pool 4% 3/1/2042	31,191	29,697
Freddie Mac Gold Pool 4% 3/1/2042	30,355	28,957
Freddie Mac Gold Pool 4% 3/1/2042	7,707	7,310
Freddie Mac Gold Pool 4% 3/1/2043	14,610	13,943
Freddie Mac Gold Pool 4% 3/1/2043	9,087	8,609
Freddie Mac Gold Pool 4% 3/1/2044	31,789	30,024
Freddie Mac Gold Pool 4% 4/1/2040	923	894
Freddie Mac Gold Pool 4% 4/1/2042	447,214	426,041
Freddie Mac Gold Pool 4% 4/1/2042	355,836	339,551
Freddie Mac Gold Pool 4% 4/1/2042	14,332	13,595
Freddie Mac Gold Pool 4% 4/1/2042	10,240	9,801
Freddie Mac Gold Pool 4% 4/1/2042	5,723	5,429
Freddie Mac Gold Pool 4% 4/1/2043	562,630	535,263
Freddie Mac Gold Pool 4% 4/1/2043	30,590	29,125
Freddie Mac Gold Pool 4% 4/1/2043	8,656	8,323
Freddie Mac Gold Pool 4% 4/1/2046	300,753	283,233
Freddie Mac Gold Pool 4% 4/1/2048	226,383	210,681
Freddie Mac Gold Pool 4% 4/1/2048	180,060	167,571
Freddie Mac Gold Pool 4% 4/1/2048	89,796	83,484
Freddie Mac Gold Pool 4% 4/1/2048	39,065	36,319
Freddie Mac Gold Pool 4% 4/1/2048	20,105	18,691
Freddie Mac Gold Pool 4% 4/1/2052	32,528	30,180
Freddie Mac Gold Pool 4% 4/1/2052	24,736	22,951
Freddie Mac Gold Pool 4% 5/1/2037	1,749,703	1,678,601
Freddie Mac Gold Pool 4% 5/1/2042	53,394	51,032
Freddie Mac Gold Pool 4% 5/1/2043	33,715	31,939
Freddie Mac Gold Pool 4% 5/1/2043	12,625	11,936
Freddie Mac Gold Pool 4% 5/1/2043	10,735	10,146
Freddie Mac Gold Pool 4% 5/1/2043	10,595	10,019
Freddie Mac Gold Pool 4% 5/1/2043	4,148	3,932
Freddie Mac Gold Pool 4% 5/1/2045	1,645,038	1,570,425
Freddie Mac Gold Pool 4% 5/1/2045	62,478	58,794
Freddie Mac Gold Pool 4% 5/1/2048	2,517,771	2,340,778
Freddie Mac Gold Pool 4% 6/1/2041	18,377	17,537
Freddie Mac Gold Pool 4% 6/1/2041	2,734	2,678
Freddie Mac Gold Pool 4% 6/1/2042	19,942	19,011
Freddie Mac Gold Pool 4% 6/1/2043	34,482	32,932
Freddie Mac Gold Pool 4% 6/1/2043	16,179	15,302
Freddie Mac Gold Pool 4% 6/1/2052	17,363	16,131
Freddie Mac Gold Pool 4% 7/1/2041	150,901	143,868
Freddie Mac Gold Pool 4% 7/1/2042	494,281	469,501
Freddie Mac Gold Pool 4% 7/1/2043	67,272	63,721
Freddie Mac Gold Pool 4% 7/1/2043	55,535	52,753
Freddie Mac Gold Pool 4% 7/1/2043	50,048	47,538
Freddie Mac Gold Pool 4% 7/1/2043	22,995	21,740
Freddie Mac Gold Pool 4% 7/1/2043	19,127	18,074
Freddie Mac Gold Pool 4% 7/1/2043	16,185	15,298
Freddie Mac Gold Pool 4% 7/1/2043	5,824	5,507
Freddie Mac Gold Pool 4% 7/1/2044	1,116,284	1,066,563
Freddie Mac Gold Pool 4% 7/1/2052	30,383	28,228
Freddie Mac Gold Pool 4% 8/1/2043	38,170	36,154
Freddie Mac Gold Pool 4% 8/1/2043	22,470	21,458
Freddie Mac Gold Pool 4% 8/1/2043	16,406	15,679
Freddie Mac Gold Pool 4% 8/1/2043	5,346	5,052
Freddie Mac Gold Pool 4% 8/1/2044	9,216	8,704
Freddie Mac Gold Pool 4% 8/1/2044	8,775	8,361
Freddie Mac Gold Pool 4% 8/1/2052	17,286	16,060
Freddie Mac Gold Pool 4% 9/1/2040	27,599	26,390
Freddie Mac Gold Pool 4% 9/1/2041	48,975	46,747
Freddie Mac Gold Pool 4% 9/1/2041	18,816	17,967
Freddie Mac Gold Pool 4% 9/1/2041	13,685	13,120
Freddie Mac Gold Pool 4% 9/1/2041	10,220	9,784
Freddie Mac Gold Pool 4% 9/1/2042	3,919,001	3,734,349
Freddie Mac Gold Pool 4% 9/1/2042	44,663	42,712
Freddie Mac Gold Pool 4% 9/1/2043	1,085,373	1,038,907
Freddie Mac Gold Pool 4% 9/1/2043	51,769	49,101
Freddie Mac Gold Pool 4% 9/1/2043	50,150	47,563
Freddie Mac Gold Pool 4% 9/1/2043	45,134	42,734
Freddie Mac Gold Pool 4% 9/1/2043	41,731	39,547
Freddie Mac Gold Pool 4% 9/1/2043	36,687	34,678
Freddie Mac Gold Pool 4% 9/1/2043	23,904	22,678
Freddie Mac Gold Pool 4% 9/1/2043	16,845	15,907
Freddie Mac Gold Pool 4% 9/1/2043	1,285	1,254
Freddie Mac Gold Pool 4% 9/1/2051	34,027	31,625
Freddie Mac Gold Pool 4.5% 1/1/2041	671,650	657,633
Freddie Mac Gold Pool 4.5% 1/1/2041	14,541	14,238
Freddie Mac Gold Pool 4.5% 1/1/2041	9,262	9,088
Freddie Mac Gold Pool 4.5% 10/1/2039	6,616	6,485
Freddie Mac Gold Pool 4.5% 10/1/2040	47,249	46,222
Freddie Mac Gold Pool 4.5% 10/1/2040	23,673	23,144
Freddie Mac Gold Pool 4.5% 10/1/2041	123,721	120,877
Freddie Mac Gold Pool 4.5% 10/1/2044	853,608	831,883
Freddie Mac Gold Pool 4.5% 10/1/2048	177,076	169,009
Freddie Mac Gold Pool 4.5% 11/1/2039	786	771
Freddie Mac Gold Pool 4.5% 11/1/2040	2,287	2,239
Freddie Mac Gold Pool 4.5% 12/1/2039	416	408
Freddie Mac Gold Pool 4.5% 12/1/2040	15,588	15,220
Freddie Mac Gold Pool 4.5% 12/1/2040	12,413	12,137
Freddie Mac Gold Pool 4.5% 12/1/2040	1,049	1,025
Freddie Mac Gold Pool 4.5% 12/1/2045	133,411	130,896
Freddie Mac Gold Pool 4.5% 12/1/2047	446,831	429,406
Freddie Mac Gold Pool 4.5% 12/1/2048	2,227,817	2,139,547
Freddie Mac Gold Pool 4.5% 2/1/2040	3,075	3,015
Freddie Mac Gold Pool 4.5% 2/1/2041	69,795	68,340
Freddie Mac Gold Pool 4.5% 2/1/2041	20,470	19,982
Freddie Mac Gold Pool 4.5% 2/1/2041	20,371	19,881
Freddie Mac Gold Pool 4.5% 2/1/2041	20,264	19,831
Freddie Mac Gold Pool 4.5% 2/1/2041	18,989	18,584
Freddie Mac Gold Pool 4.5% 2/1/2041	14,486	14,187
Freddie Mac Gold Pool 4.5% 2/1/2041	12,362	12,129
Freddie Mac Gold Pool 4.5% 2/1/2041	8,779	8,571
Freddie Mac Gold Pool 4.5% 2/1/2041	3,810	3,734
Freddie Mac Gold Pool 4.5% 2/1/2044	57,631	56,048
Freddie Mac Gold Pool 4.5% 2/1/2044	13,604	13,240
Freddie Mac Gold Pool 4.5% 3/1/2041	76,714	75,039
Freddie Mac Gold Pool 4.5% 3/1/2041	17,437	17,051
Freddie Mac Gold Pool 4.5% 3/1/2041	10,932	10,695
Freddie Mac Gold Pool 4.5% 3/1/2041	3,781	3,700
Freddie Mac Gold Pool 4.5% 3/1/2042	1,943	1,903
Freddie Mac Gold Pool 4.5% 3/1/2044	26,985	26,254
Freddie Mac Gold Pool 4.5% 3/1/2044	21,769	21,166
Freddie Mac Gold Pool 4.5% 3/1/2044	11,208	10,895
Freddie Mac Gold Pool 4.5% 4/1/2041	27,783	27,110
Freddie Mac Gold Pool 4.5% 4/1/2041	26,814	26,219
Freddie Mac Gold Pool 4.5% 4/1/2041	3,102	3,027
Freddie Mac Gold Pool 4.5% 4/1/2041	1,035	1,012
Freddie Mac Gold Pool 4.5% 4/1/2048	199,591	191,745
Freddie Mac Gold Pool 4.5% 4/1/2048	82,129	78,926
Freddie Mac Gold Pool 4.5% 4/1/2048	80,301	77,144
Freddie Mac Gold Pool 4.5% 5/1/2039	409,005	401,537
Freddie Mac Gold Pool 4.5% 5/1/2039	61,440	60,337
Freddie Mac Gold Pool 4.5% 5/1/2039	8,868	8,714
Freddie Mac Gold Pool 4.5% 5/1/2040	2,494	2,443
Freddie Mac Gold Pool 4.5% 5/1/2041	26,251	25,605
Freddie Mac Gold Pool 4.5% 5/1/2041	19,301	18,883
Freddie Mac Gold Pool 4.5% 5/1/2041	11,760	11,507
Freddie Mac Gold Pool 4.5% 5/1/2048	162,734	156,337
Freddie Mac Gold Pool 4.5% 6/1/2040	5,085	4,980
Freddie Mac Gold Pool 4.5% 6/1/2041	26,411	25,911
Freddie Mac Gold Pool 4.5% 6/1/2041	22,093	21,601
Freddie Mac Gold Pool 4.5% 6/1/2041	18,469	18,095
Freddie Mac Gold Pool 4.5% 6/1/2041	14,116	13,779
Freddie Mac Gold Pool 4.5% 6/1/2041	8,799	8,603
Freddie Mac Gold Pool 4.5% 6/1/2041	8,717	8,565
Freddie Mac Gold Pool 4.5% 6/1/2041	2,235	2,186
Freddie Mac Gold Pool 4.5% 6/1/2047	217,485	209,343
Freddie Mac Gold Pool 4.5% 7/1/2040	35,140	34,423
Freddie Mac Gold Pool 4.5% 7/1/2040	16,363	16,006
Freddie Mac Gold Pool 4.5% 7/1/2040	13,657	13,370
Freddie Mac Gold Pool 4.5% 7/1/2041	3,068,114	2,996,747
Freddie Mac Gold Pool 4.5% 7/1/2044	3,398	3,299
Freddie Mac Gold Pool 4.5% 7/1/2047	388,847	375,384
Freddie Mac Gold Pool 4.5% 7/1/2047	178,688	171,943
Freddie Mac Gold Pool 4.5% 8/1/2033	3,389	3,352
Freddie Mac Gold Pool 4.5% 8/1/2039	547	536
Freddie Mac Gold Pool 4.5% 8/1/2040	7,836	7,669
Freddie Mac Gold Pool 4.5% 8/1/2040	1,989	1,947
Freddie Mac Gold Pool 4.5% 8/1/2040	1,205	1,181
Freddie Mac Gold Pool 4.5% 8/1/2041	78,917	77,230
Freddie Mac Gold Pool 4.5% 8/1/2041	13,128	12,815
Freddie Mac Gold Pool 4.5% 8/1/2041	9,633	9,434
Freddie Mac Gold Pool 4.5% 9/1/2039	127,863	125,471
Freddie Mac Gold Pool 4.5% 9/1/2039	45,590	44,851
Freddie Mac Gold Pool 4.5% 9/1/2039	734	720
Freddie Mac Gold Pool 4.5% 9/1/2041	113,080	110,647
Freddie Mac Gold Pool 4.5% 9/1/2041	90,613	88,635
Freddie Mac Gold Pool 4.5% 9/1/2041	12,819	12,548
Freddie Mac Gold Pool 4.5% 9/1/2041	2,498	2,445
Freddie Mac Gold Pool 5% 1/1/2035	80,012	79,916
Freddie Mac Gold Pool 5% 1/1/2036	1,712,111	1,715,137
Freddie Mac Gold Pool 5% 1/1/2037	3,646	3,639
Freddie Mac Gold Pool 5% 1/1/2040	75,899	75,575
Freddie Mac Gold Pool 5% 1/1/2041	541,024	538,852
Freddie Mac Gold Pool 5% 1/1/2053	6,726,632	6,579,092
Freddie Mac Gold Pool 5% 10/1/2033	9,805	9,794
Freddie Mac Gold Pool 5% 10/1/2033	5,834	5,828
Freddie Mac Gold Pool 5% 10/1/2033	295	295
Freddie Mac Gold Pool 5% 10/1/2052	1,427,284	1,400,439
Freddie Mac Gold Pool 5% 11/1/2035	5,713	5,702
Freddie Mac Gold Pool 5% 11/1/2037	489	488
Freddie Mac Gold Pool 5% 11/1/2039	258,363	257,931
Freddie Mac Gold Pool 5% 11/1/2040	1,729,180	1,722,239
Freddie Mac Gold Pool 5% 11/1/2040	2,206	2,199
Freddie Mac Gold Pool 5% 11/1/2052	7,257,594	7,121,088
Freddie Mac Gold Pool 5% 11/1/2052	2,640,510	2,594,146
Freddie Mac Gold Pool 5% 11/1/2055	64,970	62,794
Freddie Mac Gold Pool 5% 12/1/2033	4,708	4,702
Freddie Mac Gold Pool 5% 12/1/2033	3,265	3,261
Freddie Mac Gold Pool 5% 12/1/2033	1,184	1,183
Freddie Mac Gold Pool 5% 12/1/2035	14,852	14,822
Freddie Mac Gold Pool 5% 12/1/2040	278,298	277,181
Freddie Mac Gold Pool 5% 12/1/2052	6,100,786	5,986,037
Freddie Mac Gold Pool 5% 12/1/2052	1,932,891	1,892,911
Freddie Mac Gold Pool 5% 12/1/2052	886,412	869,739
Freddie Mac Gold Pool 5% 12/1/2052	806,546	789,863
Freddie Mac Gold Pool 5% 2/1/2035	9,203	9,197
Freddie Mac Gold Pool 5% 2/1/2040	8,947	8,904
Freddie Mac Gold Pool 5% 2/1/2041	7,036	6,998
Freddie Mac Gold Pool 5% 3/1/2035	535,124	536,404
Freddie Mac Gold Pool 5% 3/1/2040	451,343	450,166
Freddie Mac Gold Pool 5% 3/1/2041	3,521	3,502
Freddie Mac Gold Pool 5% 3/1/2041	3,454	3,436
Freddie Mac Gold Pool 5% 3/1/2056	43,821,575	42,326,326
Freddie Mac Gold Pool 5% 4/1/2034	3,315	3,310
Freddie Mac Gold Pool 5% 4/1/2035	22,315	22,284
Freddie Mac Gold Pool 5% 4/1/2035	8,780	8,764
Freddie Mac Gold Pool 5% 4/1/2035	5,788	5,778
Freddie Mac Gold Pool 5% 4/1/2036	50,052	49,955
Freddie Mac Gold Pool 5% 4/1/2038	23,030	22,956
Freddie Mac Gold Pool 5% 4/1/2040	389,724	390,291
Freddie Mac Gold Pool 5% 4/1/2040	56,047	55,783
Freddie Mac Gold Pool 5% 4/1/2041	1,447	1,438
Freddie Mac Gold Pool 5% 5/1/2034	3,854	3,849
Freddie Mac Gold Pool 5% 5/1/2034	1,514	1,511
Freddie Mac Gold Pool 5% 5/1/2034	1,435	1,433
Freddie Mac Gold Pool 5% 5/1/2034	264	264
Freddie Mac Gold Pool 5% 5/1/2035	21,287	21,250
Freddie Mac Gold Pool 5% 5/1/2035	525	524
Freddie Mac Gold Pool 5% 5/1/2040	14,534	14,471
Freddie Mac Gold Pool 5% 5/1/2056	2,574,408	2,486,566
Freddie Mac Gold Pool 5% 6/1/2035	3,999	3,993
Freddie Mac Gold Pool 5% 6/1/2035	1,824	1,821
Freddie Mac Gold Pool 5% 6/1/2038	1,330	1,325
Freddie Mac Gold Pool 5% 6/1/2038	1,086	1,082
Freddie Mac Gold Pool 5% 6/1/2040	168,281	167,737
Freddie Mac Gold Pool 5% 6/1/2040	54,749	54,495
Freddie Mac Gold Pool 5% 6/1/2040	32,600	32,452
Freddie Mac Gold Pool 5% 6/1/2041	665,134	661,734
Freddie Mac Gold Pool 5% 6/1/2041	3,908	3,885
Freddie Mac Gold Pool 5% 6/1/2052	3,357,629	3,300,772
Freddie Mac Gold Pool 5% 7/1/2035	139,271	139,054
Freddie Mac Gold Pool 5% 7/1/2035	18,977	18,942
Freddie Mac Gold Pool 5% 7/1/2035	1,138	1,136
Freddie Mac Gold Pool 5% 7/1/2035	228	228
Freddie Mac Gold Pool 5% 7/1/2035	126	126
Freddie Mac Gold Pool 5% 7/1/2040	2,970,895	2,963,148
Freddie Mac Gold Pool 5% 7/1/2040	6,665	6,642
Freddie Mac Gold Pool 5% 7/1/2041	2,548	2,540
Freddie Mac Gold Pool 5% 7/1/2041	2,094	2,082
Freddie Mac Gold Pool 5% 7/1/2041	1,601	1,592
Freddie Mac Gold Pool 5% 7/1/2041	1,535	1,528
Freddie Mac Gold Pool 5% 7/1/2041	1,210	1,210
Freddie Mac Gold Pool 5% 7/1/2041	676	675
Freddie Mac Gold Pool 5% 7/1/2052	7,321,324	7,185,907
Freddie Mac Gold Pool 5% 7/1/2052	3,291,830	3,221,685
Freddie Mac Gold Pool 5% 7/1/2054	529,271	513,196
Freddie Mac Gold Pool 5% 8/1/2033	2,349	2,346
Freddie Mac Gold Pool 5% 8/1/2033	738	737
Freddie Mac Gold Pool 5% 8/1/2034	32,586	32,542
Freddie Mac Gold Pool 5% 8/1/2035	2,544	2,540
Freddie Mac Gold Pool 5% 8/1/2035	393	392
Freddie Mac Gold Pool 5% 8/1/2036	444	443
Freddie Mac Gold Pool 5% 8/1/2040	3,084,694	3,072,794
Freddie Mac Gold Pool 5% 8/1/2040	440,400	439,679
Freddie Mac Gold Pool 5% 8/1/2040	27,162	27,064
Freddie Mac Gold Pool 5% 8/1/2040	780	776
Freddie Mac Gold Pool 5% 8/1/2052	8,914,146	8,735,338
Freddie Mac Gold Pool 5% 9/1/2033	7,792	7,784
Freddie Mac Gold Pool 5% 9/1/2035	14,488	14,460
Freddie Mac Gold Pool 5% 9/1/2035	889	887
Freddie Mac Gold Pool 5% 9/1/2035	98	98
Freddie Mac Gold Pool 5% 9/1/2041	100,000	99,614
Freddie Mac Gold Pool 5.5% 1/1/2055	3,366,164	3,372,996
Freddie Mac Gold Pool 5.5% 11/1/2052	6,115,110	6,154,275
Freddie Mac Gold Pool 5.5% 2/1/2054	1,018,246	1,013,630
Freddie Mac Gold Pool 5.5% 3/1/2053 (g)	11,120,993	11,195,693
Freddie Mac Gold Pool 5.5% 4/1/2053	1,459,165	1,468,054
Freddie Mac Gold Pool 6% 1/1/2029	98	99
Freddie Mac Gold Pool 6% 1/1/2032	1,925	1,958
Freddie Mac Gold Pool 6% 1/1/2032	1,179	1,200
Freddie Mac Gold Pool 6% 10/1/2032	937	954
Freddie Mac Gold Pool 6% 10/1/2054	4,240,437	4,353,059
Freddie Mac Gold Pool 6% 11/1/2029	78	79
Freddie Mac Gold Pool 6% 11/1/2031	1,270	1,292
Freddie Mac Gold Pool 6% 11/1/2053	1,233,505	1,258,942
Freddie Mac Gold Pool 6% 12/1/2032	490	499
Freddie Mac Gold Pool 6% 12/1/2037	27,202	27,960
Freddie Mac Gold Pool 6% 12/1/2037	8,220	8,440
Freddie Mac Gold Pool 6% 12/1/2052	778,835	798,547
Freddie Mac Gold Pool 6% 12/1/2055	3,709,246	3,791,532
Freddie Mac Gold Pool 6% 2/1/2029	56	57
Freddie Mac Gold Pool 6% 2/1/2029	22	22
Freddie Mac Gold Pool 6% 2/1/2055	2,254,709	2,314,592
Freddie Mac Gold Pool 6% 2/1/2056	5,689,690	5,802,095
Freddie Mac Gold Pool 6% 3/1/2029	75	76
Freddie Mac Gold Pool 6% 3/1/2053	3,104,891	3,187,354
Freddie Mac Gold Pool 6% 3/1/2056	653,937	668,444
Freddie Mac Gold Pool 6% 4/1/2029	8	7
Freddie Mac Gold Pool 6% 4/1/2031	969	985
Freddie Mac Gold Pool 6% 4/1/2033	3,212	3,272
Freddie Mac Gold Pool 6% 4/1/2040	3,721,838	3,807,226
Freddie Mac Gold Pool 6% 4/1/2054	4,815,516	4,938,897
Freddie Mac Gold Pool 6% 5/1/2029	29	29
Freddie Mac Gold Pool 6% 5/1/2033	21,882	22,241
Freddie Mac Gold Pool 6% 5/1/2054	5,271,120	5,412,763
Freddie Mac Gold Pool 6% 6/1/2029	373	377
Freddie Mac Gold Pool 6% 6/1/2029	74	75
Freddie Mac Gold Pool 6% 6/1/2031	304	309
Freddie Mac Gold Pool 6% 6/1/2056	15,175,494	15,507,405
Freddie Mac Gold Pool 6% 7/1/2029	119	121
Freddie Mac Gold Pool 6% 7/1/2029	54	55
Freddie Mac Gold Pool 6% 7/1/2029	50	51
Freddie Mac Gold Pool 6% 7/1/2029	50	50
Freddie Mac Gold Pool 6% 7/1/2029	41	41
Freddie Mac Gold Pool 6% 7/1/2032	2,518	2,561
Freddie Mac Gold Pool 6% 7/1/2033	3,306	3,373
Freddie Mac Gold Pool 6% 7/1/2037	2,114	2,171
Freddie Mac Gold Pool 6% 7/1/2039	6,380,271	6,532,632
Freddie Mac Gold Pool 6% 8/1/2037	40,097	41,123
Freddie Mac Gold Pool 6% 9/1/2033	19,708	20,093
Freddie Mac Gold Pool 6% 9/1/2039	4,687,604	4,825,911
Freddie Mac Gold Pool 6% 9/1/2054	116,321	119,483
Freddie Mac Gold Pool 6% 9/1/2054	75,183	76,921
Freddie Mac Gold Pool 6.5% 1/1/2032	6,152	6,343
Freddie Mac Gold Pool 6.5% 1/1/2054 (e)	6,591,495	6,884,277
Freddie Mac Gold Pool 6.5% 1/1/2054	278,727	291,125
Freddie Mac Gold Pool 6.5% 10/1/2032	5,974	6,158
Freddie Mac Gold Pool 6.5% 10/1/2053	1,711,420	1,787,973
Freddie Mac Gold Pool 6.5% 11/1/2055	3,301,888	3,434,106
Freddie Mac Gold Pool 6.5% 12/1/2053	113,727	118,978
Freddie Mac Gold Pool 6.5% 2/1/2037	478	493
Freddie Mac Gold Pool 6.5% 3/1/2032	17	16
Freddie Mac Gold Pool 6.5% 3/1/2036	31,539	32,513
Freddie Mac Gold Pool 6.5% 3/1/2037	840	873
Freddie Mac Gold Pool 6.5% 4/1/2032	715	737
Freddie Mac Gold Pool 6.5% 4/1/2056	2,897,135	3,031,706
Freddie Mac Gold Pool 6.5% 6/1/2054	7,259,087	7,592,865
Freddie Mac Gold Pool 6.5% 6/1/2054	1,329,157	1,393,180
Freddie Mac Gold Pool 6.5% 7/1/2032	189	195
Freddie Mac Gold Pool 6.5% 8/1/2032	2,730	2,814
Freddie Mac Gold Pool 6.5% 8/1/2032	1,965	2,026
Freddie Mac Gold Pool 6.5% 8/1/2032	1,885	1,943
Freddie Mac Gold Pool 6.5% 9/1/2039	88,472	91,998
Freddie Mac Gold Pool 6.5% 9/1/2053	2,253,285	2,356,893
Freddie Mac Gold Pool 6.5% 9/1/2054	20,557,510	21,581,457
Freddie Mac Gold Pool 6.5% 9/1/2054	1,572,932	1,648,698
Freddie Mac Gold Pool 7% 1/1/2036	3,897	4,080
Freddie Mac Gold Pool 7% 1/1/2054	79,897	84,579
Freddie Mac Gold Pool 7% 1/1/2055	182,796	192,966
Freddie Mac Gold Pool 7% 10/1/2054	72,847	77,081
Freddie Mac Gold Pool 7% 10/1/2055	93,248	98,821
Freddie Mac Gold Pool 7% 10/1/2055	65,581	69,527
Freddie Mac Gold Pool 7% 10/1/2055	48,766	51,700
Freddie Mac Gold Pool 7% 11/1/2026	26	25
Freddie Mac Gold Pool 7% 11/1/2034	6,648	6,961
Freddie Mac Gold Pool 7% 11/1/2034	5,815	6,089
Freddie Mac Gold Pool 7% 11/1/2055	514,148	546,528
Freddie Mac Gold Pool 7% 11/1/2055	433,147	460,833
Freddie Mac Gold Pool 7% 11/1/2055	340,020	362,549
Freddie Mac Gold Pool 7% 11/1/2055	212,116	226,569
Freddie Mac Gold Pool 7% 11/1/2055	97,302	102,794
Freddie Mac Gold Pool 7% 11/1/2055	95,886	101,192
Freddie Mac Gold Pool 7% 11/1/2055	91,524	96,535
Freddie Mac Gold Pool 7% 11/1/2055	55,866	58,699
Freddie Mac Gold Pool 7% 11/1/2055	46,758	49,409
Freddie Mac Gold Pool 7% 12/1/2053	37,082	39,281
Freddie Mac Gold Pool 7% 12/1/2053	27,799	29,463
Freddie Mac Gold Pool 7% 12/1/2054	64,466	67,755
Freddie Mac Gold Pool 7% 12/1/2055 (b)	9,646,850	10,227,266
Freddie Mac Gold Pool 7% 12/1/2055	65,691	69,053
Freddie Mac Gold Pool 7% 3/1/2054	56,423	59,460
Freddie Mac Gold Pool 7% 3/1/2054	43,110	45,522
Freddie Mac Gold Pool 7% 3/1/2054	41,767	44,104
Freddie Mac Gold Pool 7% 4/1/2032	2,195	2,298
Freddie Mac Gold Pool 7% 5/1/2055	70,153	74,054
Freddie Mac Gold Pool 7% 6/1/2055	97,172	102,804
Freddie Mac Gold Pool 7% 7/1/2029	8,662	9,070
Freddie Mac Gold Pool 7% 7/1/2054	36,880	38,961
Freddie Mac Gold Pool 7% 7/1/2054	26,038	27,545
Freddie Mac Gold Pool 7% 8/1/2054	96,568	101,965
Freddie Mac Gold Pool 7% 8/1/2054	55,043	58,123
Freddie Mac Gold Pool 7% 9/1/2026	33	32
Freddie Mac Gold Pool 7% 9/1/2035	16,645	17,430
Freddie Mac Gold Pool 7% 9/1/2054	55,586	58,666
Freddie Mac Gold Pool 7% 9/1/2055	61,183	64,946
Freddie Mac Gold Pool 7.5% 1/1/2027	3	2
Freddie Mac Gold Pool 7.5% 11/1/2030	91	95
Freddie Mac Gold Pool 7.5% 11/1/2031	124	129
Freddie Mac Gold Pool 7.5% 5/1/2031	90	93
Freddie Mac Gold Pool 8% 11/1/2031	297	307
Freddie Mac Gold Pool 8% 2/1/2030	22	22
Freddie Mac Gold Pool 8% 4/1/2032	38	38
Freddie Mac Gold Pool 8% 8/1/2030	22	22
Freddie Mac Gold Pool 8% 8/1/2030	8	7
Freddie Mac Gold Pool 8% 9/1/2030	18	18
Freddie Mac Gold Pool 8.5% 1/1/2028	1	0
Freddie Mac Gold Pool 8.5% 12/1/2027	2	1
Freddie Mac Gold Pool 8.5% 5/1/2027	2	1
Freddie Mac Gold Pool 8.5% 8/1/2027	94	95
Freddie Mac Gold Pool 8.5% 8/1/2027	50	51
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	5,590,867	5,721,883
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	12,240,552	12,512,096
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,462,566	1,529,017
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,348,196	1,410,714
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	400,569	420,520
Freddie Mac Multifamily Structured pass-thru certificates 5% 9/1/2054	347,080	336,408
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (c)(d)	3,016	3,062
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (c)(d)	9,136	9,325
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (c)(d)	11,624	11,896
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.125% 7/1/2041 (c)(d)	9,906	10,271
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (c)(d)	110,992	115,341
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 9/1/2041 (c)(d)	19,483	20,252
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (c)(d)	4,247	4,380
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (c)(d)	635	659
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	3,510	3,659
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.134% 5/1/2041 (c)(d)	8,105	8,435
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.202% 5/1/2041 (c)(d)	4,874	5,074
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.265% 6/1/2041 (c)(d)	7,112	7,405
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.285% 6/1/2041 (c)(d)	705	733
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9461%, 6.412% 10/1/2042 (c)(d)	21,719	22,652
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	105	106
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.42% 7/1/2036 (c)(d)	5,668	5,863
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.055%, 6.305% 4/1/2038 (c)(d)	5,014	5,216
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.611% 6/1/2033 (c)(d)	11,133	11,347
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 5.864% 6/1/2033 (c)(d)	15,697	16,036
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.257% 3/1/2035 (c)(d)	32,017	32,889
Freddie Mac Non Gold Pool 2.5% 4/1/2052	2,135,820	1,763,463
Freddie Mac Non Gold Pool 4% 9/1/2040	4,535	4,340
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,553,754	3,563,187
Freddie Mac Non Gold Pool 5.5% 7/1/2053	10,035,234	10,055,602
Freddie Mac Non Gold Pool 5.5% 8/1/2053	10,535,163	10,566,422
Freddie Mac Non Gold Pool 5.5% 8/1/2053	2,915,207	2,921,124
Freddie Mac Non Gold Pool 5.5% 8/1/2053	2,877,596	2,886,135
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.25% 8/1/2037 (c)(d)	4,919	4,977
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.702% 10/1/2036 (c)(d)	7,775	7,959
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.992%, 6.064% 10/1/2035 (c)(d)	9,107	9,352
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.135% 6/1/2037 (c)(d)	4,450	4,611
Freddie Mac Non Gold Pool 6% 11/1/2054	3,098,409	3,171,986
Freddie Mac Non Gold Pool 6% 6/1/2053	2,793,892	2,863,729
Freddie Mac Non Gold Pool 6% 6/1/2053	2,609,435	2,667,323
Freddie Mac Non Gold Pool 6% 6/1/2054	5,035,472	5,158,194
Freddie Mac Non Gold Pool 6% 7/1/2053	2,440,124	2,501,119
Freddie Mac Non Gold Pool 6% 9/1/2053	2,564,769	2,619,262
Freddie Mac Non Gold Pool 6.5% 1/1/2055	2,556,724	2,683,273
Freddie Mac Non Gold Pool 6.5% 11/1/2054	1,126,322	1,182,071
Freddie Mac Non Gold Pool 6.5% 2/1/2055	2,952,997	3,099,159
Freddie Mac Non Gold Pool 7% 1/1/2055	69,154	73,110
Freddie Mac Non Gold Pool 7% 1/1/2055	38,203	40,320
Freddie Mac Non Gold Pool 7% 10/1/2055	110,759	116,926
Freddie Mac Non Gold Pool 7% 10/1/2055	53,471	56,908
Freddie Mac Non Gold Pool 7% 11/1/2055	205,422	216,597
Freddie Mac Non Gold Pool 7% 12/1/2053	79,657	84,276
Freddie Mac Non Gold Pool 7% 12/1/2054	49,729	52,841
Freddie Mac Non Gold Pool 7% 3/1/2055	120,504	127,027
Freddie Mac Non Gold Pool 7% 3/1/2055	36,245	38,102
Freddie Mac Non Gold Pool 7% 4/1/2055	76,291	80,774
Freddie Mac Non Gold Pool 7% 7/1/2055	115,078	121,885
Freddie Mac Non Gold Pool 7% 7/1/2055	50,729	53,924
Freddie Mac Non Gold Pool 7% 9/1/2055	38,871	40,878
Ginnie Mae I Pool 2.5% 1/20/2052	4,077,331	3,401,466
Ginnie Mae I Pool 2.5% 12/20/2051	6,248,384	5,214,595
Ginnie Mae I Pool 2.5% 12/20/2051	4,170,241	3,476,369
Ginnie Mae I Pool 2.5% 12/20/2051	3,302,746	2,755,278
Ginnie Mae I Pool 2.5% 8/20/2051	23,135,157	19,271,319
Ginnie Mae I Pool 3% 12/15/2042	178,275	160,208
Ginnie Mae I Pool 3% 4/15/2043	49,893	44,710
Ginnie Mae I Pool 3% 4/15/2043	21,931	19,637
Ginnie Mae I Pool 3% 4/15/2043	17,507	15,740
Ginnie Mae I Pool 3% 4/15/2043	8,550	7,674
Ginnie Mae I Pool 3% 4/15/2043	3,362	3,017
Ginnie Mae I Pool 3% 4/15/2045	135,857	121,313
Ginnie Mae I Pool 3% 5/15/2043	192,347	172,434
Ginnie Mae I Pool 3% 5/15/2043	21,442	19,039
Ginnie Mae I Pool 3% 5/15/2043	16,065	14,639
Ginnie Mae I Pool 3% 5/15/2043	15,940	14,312
Ginnie Mae I Pool 3% 5/15/2043	14,790	13,387
Ginnie Mae I Pool 3% 5/15/2043	6,230	5,574
Ginnie Mae I Pool 3% 6/15/2042	14,323	12,959
Ginnie Mae I Pool 3% 6/15/2043	21,283	19,034
Ginnie Mae I Pool 3% 6/15/2043	7,283	6,537
Ginnie Mae I Pool 3% 6/20/2042	114,997	104,214
Ginnie Mae I Pool 3% 7/15/2043	35,963	32,345
Ginnie Mae I Pool 3% 7/15/2043	24,548	22,043
Ginnie Mae I Pool 3% 8/15/2042	9,689	8,718
Ginnie Mae I Pool 3% 8/15/2043	11,501	10,349
Ginnie Mae I Pool 3% 9/15/2042	24,082	21,677
Ginnie Mae I Pool 3.5% 1/15/2041	5,933	5,514
Ginnie Mae I Pool 3.5% 1/15/2042	78,080	71,984
Ginnie Mae I Pool 3.5% 1/15/2042	59,814	55,208
Ginnie Mae I Pool 3.5% 1/15/2042	1,493	1,384
Ginnie Mae I Pool 3.5% 1/15/2042	758	702
Ginnie Mae I Pool 3.5% 1/15/2043	90,532	83,584
Ginnie Mae I Pool 3.5% 1/15/2043	2,643	2,444
Ginnie Mae I Pool 3.5% 10/20/2052	3,789,746	3,371,473
Ginnie Mae I Pool 3.5% 11/15/2040	10,550	9,799
Ginnie Mae I Pool 3.5% 11/15/2042	197,116	182,094
Ginnie Mae I Pool 3.5% 11/20/2043	473,934	438,037
Ginnie Mae I Pool 3.5% 12/15/2040	2,210	2,055
Ginnie Mae I Pool 3.5% 12/15/2041	77,612	71,740
Ginnie Mae I Pool 3.5% 12/15/2041	73,011	67,407
Ginnie Mae I Pool 3.5% 12/15/2041	44,535	41,341
Ginnie Mae I Pool 3.5% 12/15/2041	6,863	6,381
Ginnie Mae I Pool 3.5% 2/15/2042	71,564	66,034
Ginnie Mae I Pool 3.5% 2/15/2042	56,043	51,683
Ginnie Mae I Pool 3.5% 2/15/2043	379,168	351,003
Ginnie Mae I Pool 3.5% 2/15/2043	15,443	14,270
Ginnie Mae I Pool 3.5% 2/15/2044	60,946	55,855
Ginnie Mae I Pool 3.5% 2/20/2043	1,207,604	1,113,063
Ginnie Mae I Pool 3.5% 3/15/2042	460,514	426,437
Ginnie Mae I Pool 3.5% 3/15/2043	2,880	2,659
Ginnie Mae I Pool 3.5% 3/20/2043	518,354	477,924
Ginnie Mae I Pool 3.5% 3/20/2043	229,177	211,050
Ginnie Mae I Pool 3.5% 4/15/2043	325,094	301,037
Ginnie Mae I Pool 3.5% 4/15/2043	64,438	59,275
Ginnie Mae I Pool 3.5% 4/20/2043	244,447	224,775
Ginnie Mae I Pool 3.5% 4/20/2043	99,042	91,123
Ginnie Mae I Pool 3.5% 5/15/2042	19,653	18,255
Ginnie Mae I Pool 3.5% 5/15/2042	13,965	12,979
Ginnie Mae I Pool 3.5% 5/15/2043	12,978	12,040
Ginnie Mae I Pool 3.5% 5/15/2043	12,584	11,585
Ginnie Mae I Pool 3.5% 5/15/2043	11,729	10,863
Ginnie Mae I Pool 3.5% 5/15/2043	4,338	4,007
Ginnie Mae I Pool 3.5% 5/20/2046	56,427	51,383
Ginnie Mae I Pool 3.5% 5/20/2046	28,937	26,265
Ginnie Mae I Pool 3.5% 5/20/2046	28,596	25,946
Ginnie Mae I Pool 3.5% 5/20/2046	24,494	22,259
Ginnie Mae I Pool 3.5% 5/20/2046	22,504	20,516
Ginnie Mae I Pool 3.5% 5/20/2046	15,245	13,834
Ginnie Mae I Pool 3.5% 6/15/2042	2,700	2,494
Ginnie Mae I Pool 3.5% 6/15/2043	28,281	26,015
Ginnie Mae I Pool 3.5% 6/15/2043	23,260	21,367
Ginnie Mae I Pool 3.5% 6/15/2043	16,742	15,462
Ginnie Mae I Pool 3.5% 6/15/2043	11,568	10,786
Ginnie Mae I Pool 3.5% 6/15/2043	8,858	8,160
Ginnie Mae I Pool 3.5% 6/15/2043	1,605	1,478
Ginnie Mae I Pool 3.5% 6/20/2044	183,409	168,932
Ginnie Mae I Pool 3.5% 6/20/2046	126,392	114,859
Ginnie Mae I Pool 3.5% 6/20/2046	35,634	32,423
Ginnie Mae I Pool 3.5% 6/20/2046	34,469	31,348
Ginnie Mae I Pool 3.5% 6/20/2046	32,904	29,850
Ginnie Mae I Pool 3.5% 6/20/2046	31,746	28,774
Ginnie Mae I Pool 3.5% 6/20/2046	19,264	17,513
Ginnie Mae I Pool 3.5% 6/20/2046	12,794	11,666
Ginnie Mae I Pool 3.5% 7/15/2042	54,865	50,698
Ginnie Mae I Pool 3.5% 7/15/2042	18,648	17,242
Ginnie Mae I Pool 3.5% 7/15/2042	4,912	4,537
Ginnie Mae I Pool 3.5% 7/15/2043	10,755	9,907
Ginnie Mae I Pool 3.5% 7/20/2043	123,205	112,926
Ginnie Mae I Pool 3.5% 7/20/2046	3,294,224	2,997,616
Ginnie Mae I Pool 3.5% 8/15/2042	4,651	4,292
Ginnie Mae I Pool 3.5% 8/15/2043	6,580	6,055
Ginnie Mae I Pool 3.5% 8/20/2052	11,809,724	10,558,878
Ginnie Mae I Pool 3.5% 9/15/2042	13,525	12,465
Ginnie Mae I Pool 3.5% 9/15/2042	6,759	6,237
Ginnie Mae I Pool 3.5% 9/15/2042	6,618	6,160
Ginnie Mae I Pool 3.5% 9/15/2042	3,830	3,531
Ginnie Mae I Pool 3.5% 9/15/2043	2,926	2,706
Ginnie Mae I Pool 3.5% 9/20/2052	6,822,028	6,071,214
Ginnie Mae I Pool 4% 1/15/2040	14,694	14,025
Ginnie Mae I Pool 4% 1/15/2040	14,219	13,519
Ginnie Mae I Pool 4% 1/15/2041	69,300	65,791
Ginnie Mae I Pool 4% 1/15/2041	2,905	2,758
Ginnie Mae I Pool 4% 1/15/2042	6,755	6,397
Ginnie Mae I Pool 4% 1/15/2043	23,949	22,620
Ginnie Mae I Pool 4% 1/15/2047	42,803	39,487
Ginnie Mae I Pool 4% 1/15/2047	41,312	38,111
Ginnie Mae I Pool 4% 1/15/2047	31,815	29,350
Ginnie Mae I Pool 4% 1/15/2047	15,177	14,001
Ginnie Mae I Pool 4% 10/15/2039	17,245	16,453
Ginnie Mae I Pool 4% 10/15/2040	83,674	79,470
Ginnie Mae I Pool 4% 10/15/2040	70,157	66,735
Ginnie Mae I Pool 4% 10/15/2040	65,593	62,311
Ginnie Mae I Pool 4% 10/15/2040	7,782	7,397
Ginnie Mae I Pool 4% 10/15/2040	5,486	5,215
Ginnie Mae I Pool 4% 10/15/2040	2,702	2,573
Ginnie Mae I Pool 4% 10/15/2040	2,112	2,009
Ginnie Mae I Pool 4% 10/15/2041	148,645	140,796
Ginnie Mae I Pool 4% 10/15/2041	70,111	66,490
Ginnie Mae I Pool 4% 10/15/2041	64,035	60,753
Ginnie Mae I Pool 4% 10/15/2041	36,911	35,020
Ginnie Mae I Pool 4% 10/15/2041	34,163	32,379
Ginnie Mae I Pool 4% 10/15/2041	22,859	21,621
Ginnie Mae I Pool 4% 10/15/2041	16,959	16,128
Ginnie Mae I Pool 4% 10/15/2041	12,122	11,485
Ginnie Mae I Pool 4% 10/15/2041	9,103	8,638
Ginnie Mae I Pool 4% 10/15/2041	7,552	7,174
Ginnie Mae I Pool 4% 10/15/2041	3,762	3,573
Ginnie Mae I Pool 4% 10/15/2041	3,386	3,201
Ginnie Mae I Pool 4% 10/20/2052	12,275,793	11,304,443
Ginnie Mae I Pool 4% 11/15/2039	12,564	11,993
Ginnie Mae I Pool 4% 11/15/2040	20,916	19,853
Ginnie Mae I Pool 4% 11/15/2040	3,083	2,935
Ginnie Mae I Pool 4% 11/15/2040	2,103	2,002
Ginnie Mae I Pool 4% 11/15/2041	164,314	155,732
Ginnie Mae I Pool 4% 11/15/2041	24,234	22,931
Ginnie Mae I Pool 4% 11/15/2042	8,180	7,730
Ginnie Mae I Pool 4% 12/15/2039	40,508	38,532
Ginnie Mae I Pool 4% 12/15/2039	7,335	6,980
Ginnie Mae I Pool 4% 12/15/2040	5,034	4,773
Ginnie Mae I Pool 4% 12/15/2040	3,475	3,294
Ginnie Mae I Pool 4% 12/15/2040	2,265	2,152
Ginnie Mae I Pool 4% 12/15/2041	63,804	60,572
Ginnie Mae I Pool 4% 12/15/2041	54,768	51,855
Ginnie Mae I Pool 4% 12/15/2041	24,683	23,385
Ginnie Mae I Pool 4% 12/15/2041	14,005	13,269
Ginnie Mae I Pool 4% 12/15/2041	2,642	2,504
Ginnie Mae I Pool 4% 12/15/2041	2,458	2,338
Ginnie Mae I Pool 4% 12/15/2042	5,465	5,172
Ginnie Mae I Pool 4% 12/15/2046	8,250	7,717
Ginnie Mae I Pool 4% 2/15/2040	59,093	56,149
Ginnie Mae I Pool 4% 2/15/2040	35,878	34,097
Ginnie Mae I Pool 4% 2/15/2040	33,885	32,343
Ginnie Mae I Pool 4% 2/15/2041	19,266	18,306
Ginnie Mae I Pool 4% 2/15/2041	11,183	10,592
Ginnie Mae I Pool 4% 2/15/2042	23,050	21,833
Ginnie Mae I Pool 4% 3/15/2040	302,191	287,259
Ginnie Mae I Pool 4% 3/15/2041	150,624	143,181
Ginnie Mae I Pool 4% 3/15/2041	6,930	6,589
Ginnie Mae I Pool 4% 3/15/2042	82,290	77,898
Ginnie Mae I Pool 4% 3/15/2042	12,545	11,854
Ginnie Mae I Pool 4% 3/15/2042	9,065	8,586
Ginnie Mae I Pool 4% 4/15/2040	25,307	24,031
Ginnie Mae I Pool 4% 4/15/2040	11,059	10,536
Ginnie Mae I Pool 4% 4/15/2042	14,375	13,572
Ginnie Mae I Pool 4% 4/15/2043	3,871	3,665
Ginnie Mae I Pool 4% 4/15/2046	1,107,746	1,041,018
Ginnie Mae I Pool 4% 4/20/2047	983,078	908,746
Ginnie Mae I Pool 4% 4/20/2047	869,004	803,297
Ginnie Mae I Pool 4% 5/15/2040	21,970	20,862
Ginnie Mae I Pool 4% 5/15/2041	3,425	3,277
Ginnie Mae I Pool 4% 5/15/2043	5,876	5,535
Ginnie Mae I Pool 4% 5/20/2049	626,649	575,155
Ginnie Mae I Pool 4% 6/15/2041	13,264	12,579
Ginnie Mae I Pool 4% 6/15/2041	8,102	7,739
Ginnie Mae I Pool 4% 6/15/2041	7,002	6,627
Ginnie Mae I Pool 4% 6/15/2042	9,588	9,051
Ginnie Mae I Pool 4% 6/15/2043	4,698	4,433
Ginnie Mae I Pool 4% 6/15/2043	2,432	2,301
Ginnie Mae I Pool 4% 7/15/2039	16,253	15,474
Ginnie Mae I Pool 4% 7/15/2041	7,512	7,119
Ginnie Mae I Pool 4% 7/15/2041	6,869	6,523
Ginnie Mae I Pool 4% 7/15/2041	4,393	4,156
Ginnie Mae I Pool 4% 7/15/2041	2,532	2,399
Ginnie Mae I Pool 4% 7/15/2041	1,638	1,553
Ginnie Mae I Pool 4% 7/15/2046	28,745	26,898
Ginnie Mae I Pool 4% 7/15/2046	23,063	21,608
Ginnie Mae I Pool 4% 8/15/2039	6,090	5,793
Ginnie Mae I Pool 4% 8/15/2039	5,185	4,929
Ginnie Mae I Pool 4% 8/15/2040	3,441	3,273
Ginnie Mae I Pool 4% 8/15/2041	10,821	10,266
Ginnie Mae I Pool 4% 8/15/2041	8,587	8,164
Ginnie Mae I Pool 4% 8/15/2041	2,298	2,188
Ginnie Mae I Pool 4% 8/15/2042	35,709	33,707
Ginnie Mae I Pool 4% 8/15/2042	4,784	4,543
Ginnie Mae I Pool 4% 8/15/2043	7,458	7,017
Ginnie Mae I Pool 4% 8/15/2043	2,142	2,016
Ginnie Mae I Pool 4% 9/15/2039	10,725	10,255
Ginnie Mae I Pool 4% 9/15/2040	4,434	4,217
Ginnie Mae I Pool 4% 9/15/2041	74,967	71,066
Ginnie Mae I Pool 4% 9/15/2041	9,049	8,597
Ginnie Mae I Pool 4% 9/15/2041	9,032	8,569
Ginnie Mae I Pool 4% 9/15/2041	4,702	4,444
Ginnie Mae I Pool 4% 9/15/2041	1,550	1,467
Ginnie Mae I Pool 4% 9/15/2041	1,097	1,046
Ginnie Mae I Pool 4.5% 10/15/2039	8,133	7,918
Ginnie Mae I Pool 4.5% 10/15/2039	5,609	5,478
Ginnie Mae I Pool 4.5% 10/15/2039	1,366	1,333
Ginnie Mae I Pool 4.5% 11/15/2039	47,889	46,632
Ginnie Mae I Pool 4.5% 11/15/2039	19,396	18,915
Ginnie Mae I Pool 4.5% 11/15/2039	14,252	13,910
Ginnie Mae I Pool 4.5% 11/15/2039	12,090	11,797
Ginnie Mae I Pool 4.5% 11/15/2039	9,690	9,478
Ginnie Mae I Pool 4.5% 11/15/2039	9,532	9,302
Ginnie Mae I Pool 4.5% 11/15/2039	7,196	7,025
Ginnie Mae I Pool 4.5% 11/15/2039	5,928	5,787
Ginnie Mae I Pool 4.5% 11/15/2039	1,117	1,091
Ginnie Mae I Pool 4.5% 11/15/2039	686	670
Ginnie Mae I Pool 4.5% 12/15/2039	13,144	12,861
Ginnie Mae I Pool 4.5% 2/15/2040	36,288	35,284
Ginnie Mae I Pool 4.5% 2/15/2040	33,189	32,390
Ginnie Mae I Pool 4.5% 2/15/2040	23,623	23,073
Ginnie Mae I Pool 4.5% 2/15/2040	20,860	20,365
Ginnie Mae I Pool 4.5% 2/15/2040	14,256	13,950
Ginnie Mae I Pool 4.5% 2/15/2040	11,597	11,320
Ginnie Mae I Pool 4.5% 2/15/2040	11,363	11,090
Ginnie Mae I Pool 4.5% 2/15/2040	5,508	5,379
Ginnie Mae I Pool 4.5% 2/15/2040	2,255	2,202
Ginnie Mae I Pool 4.5% 2/15/2040	936	914
Ginnie Mae I Pool 4.5% 2/15/2041	9,173	8,931
Ginnie Mae I Pool 4.5% 3/15/2040	90,075	87,918
Ginnie Mae I Pool 4.5% 3/15/2040	8,979	8,756
Ginnie Mae I Pool 4.5% 3/15/2040	6,211	6,063
Ginnie Mae I Pool 4.5% 3/15/2040	4,465	4,357
Ginnie Mae I Pool 4.5% 3/15/2041	204,258	198,915
Ginnie Mae I Pool 4.5% 3/15/2041	4,812	4,695
Ginnie Mae I Pool 4.5% 4/15/2040	39,894	38,979
Ginnie Mae I Pool 4.5% 4/15/2040	20,694	20,140
Ginnie Mae I Pool 4.5% 4/15/2040	15,823	15,416
Ginnie Mae I Pool 4.5% 4/15/2040	8,691	8,461
Ginnie Mae I Pool 4.5% 4/15/2040	3,698	3,595
Ginnie Mae I Pool 4.5% 4/15/2040	3,612	3,512
Ginnie Mae I Pool 4.5% 4/20/2053	3,698,608	3,505,139
Ginnie Mae I Pool 4.5% 5/15/2039	6,707	6,555
Ginnie Mae I Pool 4.5% 5/15/2040	38,854	37,924
Ginnie Mae I Pool 4.5% 5/15/2040	4,899	4,772
Ginnie Mae I Pool 4.5% 5/20/2056	15,467,186	14,497,407
Ginnie Mae I Pool 4.5% 6/15/2039	23,660	23,141
Ginnie Mae I Pool 4.5% 6/15/2039	21,563	21,061
Ginnie Mae I Pool 4.5% 6/15/2039	4,361	4,261
Ginnie Mae I Pool 4.5% 6/15/2039	3,467	3,388
Ginnie Mae I Pool 4.5% 6/15/2039	3,012	2,944
Ginnie Mae I Pool 4.5% 6/15/2040	177,545	172,813
Ginnie Mae I Pool 4.5% 6/15/2040	100,128	97,741
Ginnie Mae I Pool 4.5% 6/15/2040	46,482	45,344
Ginnie Mae I Pool 4.5% 6/15/2040	26,040	25,411
Ginnie Mae I Pool 4.5% 6/15/2040	25,209	24,605
Ginnie Mae I Pool 4.5% 6/15/2040	22,366	21,828
Ginnie Mae I Pool 4.5% 6/15/2040	20,317	19,822
Ginnie Mae I Pool 4.5% 6/15/2040	3,083	3,009
Ginnie Mae I Pool 4.5% 6/15/2040	2,198	2,143
Ginnie Mae I Pool 4.5% 7/15/2039	17,737	17,334
Ginnie Mae I Pool 4.5% 7/15/2040	73,498	71,730
Ginnie Mae I Pool 4.5% 7/15/2040	68,128	66,504
Ginnie Mae I Pool 4.5% 7/15/2040	50,240	49,059
Ginnie Mae I Pool 4.5% 7/15/2040	40,449	39,481
Ginnie Mae I Pool 4.5% 7/15/2040	37,557	36,657
Ginnie Mae I Pool 4.5% 7/15/2040	33,023	32,211
Ginnie Mae I Pool 4.5% 7/15/2040	5,928	5,782
Ginnie Mae I Pool 4.5% 7/15/2040	3,410	3,325
Ginnie Mae I Pool 4.5% 7/15/2040	1,338	1,306
Ginnie Mae I Pool 4.5% 8/15/2039	196,025	191,505
Ginnie Mae I Pool 4.5% 8/15/2039	123,756	120,902
Ginnie Mae I Pool 4.5% 8/15/2039	100,383	98,102
Ginnie Mae I Pool 4.5% 8/15/2039	39,402	38,475
Ginnie Mae I Pool 4.5% 8/15/2039	19,433	18,998
Ginnie Mae I Pool 4.5% 8/15/2039	3,437	3,357
Ginnie Mae I Pool 4.5% 8/15/2040	11,468	11,191
Ginnie Mae I Pool 4.5% 8/15/2040	2,329	2,269
Ginnie Mae I Pool 4.5% 8/15/2040	1,731	1,690
Ginnie Mae I Pool 4.5% 8/15/2041	4,491	4,384
Ginnie Mae I Pool 4.5% 9/15/2039	35,931	35,095
Ginnie Mae I Pool 4.5% 9/15/2039	17,304	16,905
Ginnie Mae I Pool 4.5% 9/15/2039	7,412	7,239
Ginnie Mae I Pool 4.5% 9/15/2039	6,337	6,193
Ginnie Mae I Pool 4.5% 9/15/2040	6,424	6,277
Ginnie Mae I Pool 4.5% 9/15/2040	2,921	2,848
Ginnie Mae I Pool 5% 1/15/2034	1,406	1,406
Ginnie Mae I Pool 5% 1/15/2039	15,406	15,402
Ginnie Mae I Pool 5% 1/15/2040	548	548
Ginnie Mae I Pool 5% 10/15/2033	760	760
Ginnie Mae I Pool 5% 10/15/2034	1,691	1,692
Ginnie Mae I Pool 5% 10/15/2034	1,052	1,052
Ginnie Mae I Pool 5% 10/15/2039	13,660	13,637
Ginnie Mae I Pool 5% 10/15/2039	10,913	10,891
Ginnie Mae I Pool 5% 10/15/2039	8,686	8,671
Ginnie Mae I Pool 5% 10/15/2039	4,661	4,653
Ginnie Mae I Pool 5% 10/15/2039	2,873	2,869
Ginnie Mae I Pool 5% 11/15/2033	3,383	3,383
Ginnie Mae I Pool 5% 11/15/2033	2,596	2,597
Ginnie Mae I Pool 5% 11/15/2033	1,651	1,651
Ginnie Mae I Pool 5% 11/15/2033	996	997
Ginnie Mae I Pool 5% 11/15/2033	507	507
Ginnie Mae I Pool 5% 11/15/2035	3,313	3,313
Ginnie Mae I Pool 5% 11/15/2039	13,802	13,773
Ginnie Mae I Pool 5% 11/15/2039	9,336	9,322
Ginnie Mae I Pool 5% 11/15/2039	5,745	5,733
Ginnie Mae I Pool 5% 11/15/2039	5,709	5,697
Ginnie Mae I Pool 5% 11/15/2039	1,156	1,154
Ginnie Mae I Pool 5% 11/15/2039	1,065	1,063
Ginnie Mae I Pool 5% 11/15/2040	5,677	5,664
Ginnie Mae I Pool 5% 11/15/2040	1,616	1,609
Ginnie Mae I Pool 5% 12/15/2032	169	169
Ginnie Mae I Pool 5% 12/15/2033	1,052	1,053
Ginnie Mae I Pool 5% 12/15/2037	4,285	4,280
Ginnie Mae I Pool 5% 12/15/2039	14,295	14,264
Ginnie Mae I Pool 5% 12/15/2039	7,203	7,189
Ginnie Mae I Pool 5% 12/15/2039	5,742	5,728
Ginnie Mae I Pool 5% 2/15/2034	2,603	2,603
Ginnie Mae I Pool 5% 2/15/2039	27,815	27,768
Ginnie Mae I Pool 5% 3/15/2035	5,401	5,399
Ginnie Mae I Pool 5% 3/15/2036	10,510	10,506
Ginnie Mae I Pool 5% 3/15/2036	6,608	6,611
Ginnie Mae I Pool 5% 3/15/2036	2,260	2,258
Ginnie Mae I Pool 5% 3/15/2041	12,258	12,210
Ginnie Mae I Pool 5% 3/15/2041	4,429	4,420
Ginnie Mae I Pool 5% 4/15/2033	1,317	1,317
Ginnie Mae I Pool 5% 4/15/2033	1,150	1,150
Ginnie Mae I Pool 5% 4/15/2033	839	839
Ginnie Mae I Pool 5% 4/15/2035	6,634	6,634
Ginnie Mae I Pool 5% 4/15/2039	2,215	2,212
Ginnie Mae I Pool 5% 4/15/2040	98,751	98,547
Ginnie Mae I Pool 5% 4/15/2040	95,236	95,045
Ginnie Mae I Pool 5% 4/15/2040	6,199	6,185
Ginnie Mae I Pool 5% 4/15/2040	2,150	2,145
Ginnie Mae I Pool 5% 4/15/2041	18,178	18,131
Ginnie Mae I Pool 5% 4/15/2041	4,440	4,423
Ginnie Mae I Pool 5% 4/15/2041	1,965	1,958
Ginnie Mae I Pool 5% 4/20/2048	2,178,832	2,164,262
Ginnie Mae I Pool 5% 5/15/2033	9,948	9,951
Ginnie Mae I Pool 5% 5/15/2033	5,614	5,615
Ginnie Mae I Pool 5% 5/15/2033	1,449	1,449
Ginnie Mae I Pool 5% 5/15/2034	49,972	49,976
Ginnie Mae I Pool 5% 5/15/2036	271	272
Ginnie Mae I Pool 5% 5/15/2039	22,339	22,303
Ginnie Mae I Pool 5% 5/15/2039	13,514	13,489
Ginnie Mae I Pool 5% 5/15/2040	6,104	6,090
Ginnie Mae I Pool 5% 5/15/2040	3,691	3,685
Ginnie Mae I Pool 5% 5/15/2040	1,338	1,334
Ginnie Mae I Pool 5% 5/20/2056	17,651,728	17,113,835
Ginnie Mae I Pool 5% 6/15/2033	763	763
Ginnie Mae I Pool 5% 6/15/2033	707	707
Ginnie Mae I Pool 5% 6/15/2033	282	282
Ginnie Mae I Pool 5% 6/15/2034	882	882
Ginnie Mae I Pool 5% 6/15/2036	4,662	4,659
Ginnie Mae I Pool 5% 6/15/2039	2,146	2,142
Ginnie Mae I Pool 5% 6/15/2040	292,733	292,119
Ginnie Mae I Pool 5% 6/15/2040	7,703	7,686
Ginnie Mae I Pool 5% 6/15/2040	5,494	5,480
Ginnie Mae I Pool 5% 6/15/2041	11,696	11,668
Ginnie Mae I Pool 5% 6/15/2041	2,096	2,088
Ginnie Mae I Pool 5% 6/15/2041	1,923	1,920
Ginnie Mae I Pool 5% 7/15/2034	1,562	1,562
Ginnie Mae I Pool 5% 7/15/2035	19,229	19,223
Ginnie Mae I Pool 5% 7/15/2039	24,833	24,795
Ginnie Mae I Pool 5% 7/15/2039	13,304	13,279
Ginnie Mae I Pool 5% 7/15/2040	15,578	15,545
Ginnie Mae I Pool 5% 7/15/2040	12,720	12,692
Ginnie Mae I Pool 5% 7/15/2040	7,831	7,813
Ginnie Mae I Pool 5% 7/15/2040	6,331	6,316
Ginnie Mae I Pool 5% 7/15/2040	3,182	3,174
Ginnie Mae I Pool 5% 7/15/2040	1,051	1,049
Ginnie Mae I Pool 5% 7/20/2056	57,611,943	55,851,864
Ginnie Mae I Pool 5% 8/15/2033	12,952	12,956
Ginnie Mae I Pool 5% 8/15/2033	7,996	7,997
Ginnie Mae I Pool 5% 8/15/2033	3,426	3,427
Ginnie Mae I Pool 5% 8/15/2033	2,999	2,999
Ginnie Mae I Pool 5% 8/15/2033	1,486	1,487
Ginnie Mae I Pool 5% 8/15/2033	1,294	1,295
Ginnie Mae I Pool 5% 8/15/2035	466	466
Ginnie Mae I Pool 5% 8/15/2039	12,026	12,004
Ginnie Mae I Pool 5% 8/15/2039	10,484	10,464
Ginnie Mae I Pool 5% 8/15/2039	4,649	4,642
Ginnie Mae I Pool 5% 8/15/2039	3,439	3,432
Ginnie Mae I Pool 5% 8/15/2039	1,915	1,911
Ginnie Mae I Pool 5% 8/15/2039	1,045	1,044
Ginnie Mae I Pool 5% 8/15/2040	24,690	24,634
Ginnie Mae I Pool 5% 8/15/2040	20,178	20,134
Ginnie Mae I Pool 5% 8/15/2040	19,348	19,302
Ginnie Mae I Pool 5% 8/15/2040	5,883	5,869
Ginnie Mae I Pool 5% 9/15/2033	8,514	8,515
Ginnie Mae I Pool 5% 9/15/2035	1,160	1,160
Ginnie Mae I Pool 5% 9/15/2036	20,494	20,484
Ginnie Mae I Pool 5% 9/15/2036	4,108	4,108
Ginnie Mae I Pool 5% 9/15/2039	76,495	76,363
Ginnie Mae I Pool 5% 9/15/2039	16,803	16,771
Ginnie Mae I Pool 5% 9/15/2039	11,288	11,266
Ginnie Mae I Pool 5% 9/15/2039	5,556	5,545
Ginnie Mae I Pool 5% 9/15/2039	5,119	5,108
Ginnie Mae I Pool 5% 9/15/2039	4,389	4,381
Ginnie Mae I Pool 5% 9/15/2039	4,336	4,328
Ginnie Mae I Pool 5% 9/15/2039	3,506	3,499
Ginnie Mae I Pool 5% 9/15/2039	2,939	2,934
Ginnie Mae I Pool 5% 9/15/2039	1,471	1,468
Ginnie Mae I Pool 5% 9/15/2039	1,218	1,215
Ginnie Mae I Pool 5% 9/15/2040	12,324	12,298
Ginnie Mae I Pool 5% 9/15/2040	8,093	8,073
Ginnie Mae I Pool 5% 9/15/2040	4,104	4,092
Ginnie Mae I Pool 5% 9/15/2040	2,757	2,751
Ginnie Mae I Pool 5% 9/15/2041	217,462	217,041
Ginnie Mae I Pool 5.5% 1/15/2034	175	178
Ginnie Mae I Pool 5.5% 10/15/2035	10,734	10,904
Ginnie Mae I Pool 5.5% 3/15/2034	631	640
Ginnie Mae I Pool 5.5% 3/15/2039	733	743
Ginnie Mae I Pool 5.5% 3/20/2054	5,776,932	5,776,981
Ginnie Mae I Pool 5.5% 4/15/2034	678	688
Ginnie Mae I Pool 5.5% 5/15/2034	2,808	2,851
Ginnie Mae I Pool 5.5% 5/15/2034	782	794
Ginnie Mae I Pool 5.5% 5/15/2034	156	159
Ginnie Mae I Pool 5.5% 5/15/2039	8,289	8,403
Ginnie Mae I Pool 5.5% 7/15/2033	612	621
Ginnie Mae I Pool 5.5% 7/15/2039	2,820	2,860
Ginnie Mae I Pool 5.5% 8/15/2033	2,166	2,198
Ginnie Mae I Pool 5.5% 9/15/2039	48,073	48,747
Ginnie Mae I Pool 5.5% 9/15/2039	43,270	43,876
Ginnie Mae I Pool 6% 10/15/2030	3,005	3,055
Ginnie Mae I Pool 6% 10/15/2039	2,044	2,090
Ginnie Mae I Pool 6% 11/15/2039	5,878	6,011
Ginnie Mae I Pool 6% 11/15/2039	2,225	2,274
Ginnie Mae I Pool 6% 11/15/2039	2,068	2,114
Ginnie Mae I Pool 6% 11/15/2039	1,235	1,263
Ginnie Mae I Pool 6% 11/15/2039	1,087	1,114
Ginnie Mae I Pool 6% 11/15/2039	746	762
Ginnie Mae I Pool 6% 11/15/2039	477	488
Ginnie Mae I Pool 6% 12/15/2034	523	537
Ginnie Mae I Pool 6.5% 10/15/2034	6,641	6,899
Ginnie Mae I Pool 6.5% 10/15/2034	935	968
Ginnie Mae I Pool 6.5% 10/15/2035	4,678	4,880
Ginnie Mae I Pool 6.5% 10/15/2036	1,508	1,563
Ginnie Mae I Pool 6.5% 11/15/2034	1,611	1,661
Ginnie Mae I Pool 6.5% 6/15/2037	1,795	1,876
Ginnie Mae I Pool 6.5% 7/15/2035	542	564
Ginnie Mae I Pool 6.5% 8/15/2034	7,374	7,652
Ginnie Mae I Pool 6.5% 8/15/2034	166	171
Ginnie Mae I Pool 6.5% 8/15/2036	1,346	1,408
Ginnie Mae I Pool 6.5% 9/15/2034	2,966	3,075
Ginnie Mae I Pool 7% 1/15/2028	59	60
Ginnie Mae I Pool 7% 1/15/2028	53	54
Ginnie Mae I Pool 7% 1/15/2028	41	41
Ginnie Mae I Pool 7% 1/15/2028	33	33
Ginnie Mae I Pool 7% 1/15/2028	31	32
Ginnie Mae I Pool 7% 1/15/2028	5	5
Ginnie Mae I Pool 7% 1/15/2029	180	182
Ginnie Mae I Pool 7% 1/15/2029	122	123
Ginnie Mae I Pool 7% 1/15/2029	82	82
Ginnie Mae I Pool 7% 1/15/2029	68	69
Ginnie Mae I Pool 7% 1/15/2029	45	45
Ginnie Mae I Pool 7% 1/15/2030	572	579
Ginnie Mae I Pool 7% 1/15/2030	47	47
Ginnie Mae I Pool 7% 1/15/2031	196	199
Ginnie Mae I Pool 7% 1/15/2032	1,328	1,351
Ginnie Mae I Pool 7% 10/15/2028	469	473
Ginnie Mae I Pool 7% 10/15/2030	161	163
Ginnie Mae I Pool 7% 10/15/2031	1,150	1,171
Ginnie Mae I Pool 7% 10/15/2031	271	276
Ginnie Mae I Pool 7% 10/15/2031	226	230
Ginnie Mae I Pool 7% 10/15/2031	136	137
Ginnie Mae I Pool 7% 10/15/2031	10	10
Ginnie Mae I Pool 7% 11/15/2027	9	9
Ginnie Mae I Pool 7% 11/15/2028	77	78
Ginnie Mae I Pool 7% 11/15/2029	519	526
Ginnie Mae I Pool 7% 11/15/2031	577	584
Ginnie Mae I Pool 7% 11/15/2031	266	270
Ginnie Mae I Pool 7% 11/15/2032	135	137
Ginnie Mae I Pool 7% 12/15/2027	86	87
Ginnie Mae I Pool 7% 12/15/2027	13	13
Ginnie Mae I Pool 7% 12/15/2028	186	188
Ginnie Mae I Pool 7% 12/15/2028	83	83
Ginnie Mae I Pool 7% 12/15/2028	48	49
Ginnie Mae I Pool 7% 12/15/2028	24	24
Ginnie Mae I Pool 7% 12/15/2030	292	297
Ginnie Mae I Pool 7% 12/15/2031	1,073	1,092
Ginnie Mae I Pool 7% 12/15/2031	379	386
Ginnie Mae I Pool 7% 12/15/2031	49	50
Ginnie Mae I Pool 7% 2/15/2028	63	64
Ginnie Mae I Pool 7% 2/15/2028	44	44
Ginnie Mae I Pool 7% 2/15/2028	39	39
Ginnie Mae I Pool 7% 2/15/2028	29	29
Ginnie Mae I Pool 7% 2/15/2028	24	24
Ginnie Mae I Pool 7% 2/15/2028	7	7
Ginnie Mae I Pool 7% 2/15/2029	39	39
Ginnie Mae I Pool 7% 2/15/2032	1,725	1,759
Ginnie Mae I Pool 7% 2/15/2032	835	846
Ginnie Mae I Pool 7% 2/15/2032	468	477
Ginnie Mae I Pool 7% 2/15/2032	169	172
Ginnie Mae I Pool 7% 2/15/2032	111	113
Ginnie Mae I Pool 7% 2/15/2032	104	105
Ginnie Mae I Pool 7% 3/15/2028	150	151
Ginnie Mae I Pool 7% 3/15/2028	88	89
Ginnie Mae I Pool 7% 3/15/2028	63	63
Ginnie Mae I Pool 7% 3/15/2028	30	30
Ginnie Mae I Pool 7% 3/15/2028	28	28
Ginnie Mae I Pool 7% 3/15/2028	28	28
Ginnie Mae I Pool 7% 3/15/2028	24	24
Ginnie Mae I Pool 7% 3/15/2028	16	16
Ginnie Mae I Pool 7% 3/15/2029	112	113
Ginnie Mae I Pool 7% 3/15/2029	58	58
Ginnie Mae I Pool 7% 3/15/2029	22	22
Ginnie Mae I Pool 7% 3/15/2029	12	12
Ginnie Mae I Pool 7% 3/15/2029	11	12
Ginnie Mae I Pool 7% 3/15/2031	106	108
Ginnie Mae I Pool 7% 3/15/2031	98	100
Ginnie Mae I Pool 7% 3/15/2031	74	76
Ginnie Mae I Pool 7% 3/15/2031	26	27
Ginnie Mae I Pool 7% 3/15/2032	677	690
Ginnie Mae I Pool 7% 3/15/2032	294	299
Ginnie Mae I Pool 7% 3/15/2032	236	240
Ginnie Mae I Pool 7% 3/15/2032	63	64
Ginnie Mae I Pool 7% 3/15/2032	54	55
Ginnie Mae I Pool 7% 3/15/2032	35	35
Ginnie Mae I Pool 7% 4/15/2028	148	149
Ginnie Mae I Pool 7% 4/15/2028	91	92
Ginnie Mae I Pool 7% 4/15/2028	71	71
Ginnie Mae I Pool 7% 4/15/2028	56	57
Ginnie Mae I Pool 7% 4/15/2028	25	25
Ginnie Mae I Pool 7% 4/15/2028	21	21
Ginnie Mae I Pool 7% 4/15/2028	9	9
Ginnie Mae I Pool 7% 4/15/2029	154	156
Ginnie Mae I Pool 7% 4/15/2030	140	142
Ginnie Mae I Pool 7% 4/15/2031	795	808
Ginnie Mae I Pool 7% 4/15/2031	316	322
Ginnie Mae I Pool 7% 4/15/2031	185	188
Ginnie Mae I Pool 7% 4/15/2031	76	78
Ginnie Mae I Pool 7% 4/15/2032	1,072	1,093
Ginnie Mae I Pool 7% 4/15/2032	542	552
Ginnie Mae I Pool 7% 4/15/2032	380	387
Ginnie Mae I Pool 7% 4/15/2032	160	163
Ginnie Mae I Pool 7% 4/15/2032	141	144
Ginnie Mae I Pool 7% 4/15/2032	87	89
Ginnie Mae I Pool 7% 4/15/2032	79	80
Ginnie Mae I Pool 7% 4/20/2032	12,401	12,781
Ginnie Mae I Pool 7% 5/15/2027	1	0
Ginnie Mae I Pool 7% 5/15/2028	75	76
Ginnie Mae I Pool 7% 5/15/2028	17	17
Ginnie Mae I Pool 7% 5/15/2028	6	6
Ginnie Mae I Pool 7% 5/15/2028	6	6
Ginnie Mae I Pool 7% 5/15/2029	115	116
Ginnie Mae I Pool 7% 5/15/2031	164	167
Ginnie Mae I Pool 7% 5/15/2031	46	46
Ginnie Mae I Pool 7% 5/15/2032	565	577
Ginnie Mae I Pool 7% 5/15/2032	226	229
Ginnie Mae I Pool 7% 5/15/2032	159	160
Ginnie Mae I Pool 7% 5/15/2032	148	150
Ginnie Mae I Pool 7% 5/15/2032	146	149
Ginnie Mae I Pool 7% 5/15/2032	127	129
Ginnie Mae I Pool 7% 5/15/2032	115	117
Ginnie Mae I Pool 7% 5/15/2032	92	94
Ginnie Mae I Pool 7% 6/15/2028	163	165
Ginnie Mae I Pool 7% 6/15/2028	157	159
Ginnie Mae I Pool 7% 6/15/2028	108	108
Ginnie Mae I Pool 7% 6/15/2028	64	64
Ginnie Mae I Pool 7% 6/15/2028	57	57
Ginnie Mae I Pool 7% 6/15/2028	47	47
Ginnie Mae I Pool 7% 6/15/2028	34	34
Ginnie Mae I Pool 7% 6/15/2028	32	32
Ginnie Mae I Pool 7% 6/15/2028	27	27
Ginnie Mae I Pool 7% 6/15/2028	18	18
Ginnie Mae I Pool 7% 6/15/2028	17	17
Ginnie Mae I Pool 7% 6/15/2029	40	40
Ginnie Mae I Pool 7% 6/15/2031	971	988
Ginnie Mae I Pool 7% 6/15/2031	435	443
Ginnie Mae I Pool 7% 6/15/2032	668	679
Ginnie Mae I Pool 7% 6/15/2032	342	348
Ginnie Mae I Pool 7% 6/15/2032	169	172
Ginnie Mae I Pool 7% 6/15/2032	157	160
Ginnie Mae I Pool 7% 6/15/2032	120	122
Ginnie Mae I Pool 7% 6/15/2032	107	109
Ginnie Mae I Pool 7% 6/15/2032	105	107
Ginnie Mae I Pool 7% 7/15/2028	167	168
Ginnie Mae I Pool 7% 7/15/2028	96	97
Ginnie Mae I Pool 7% 7/15/2028	92	92
Ginnie Mae I Pool 7% 7/15/2028	36	37
Ginnie Mae I Pool 7% 7/15/2028	29	29
Ginnie Mae I Pool 7% 7/15/2028	25	25
Ginnie Mae I Pool 7% 7/15/2028	22	22
Ginnie Mae I Pool 7% 7/15/2028	10	10
Ginnie Mae I Pool 7% 7/15/2029	166	168
Ginnie Mae I Pool 7% 7/15/2029	116	117
Ginnie Mae I Pool 7% 7/15/2029	83	84
Ginnie Mae I Pool 7% 7/15/2029	10	10
Ginnie Mae I Pool 7% 7/15/2031	712	725
Ginnie Mae I Pool 7% 7/15/2031	439	447
Ginnie Mae I Pool 7% 7/15/2031	379	386
Ginnie Mae I Pool 7% 7/15/2031	174	177
Ginnie Mae I Pool 7% 7/15/2032	223	226
Ginnie Mae I Pool 7% 7/15/2032	196	199
Ginnie Mae I Pool 7% 7/15/2032	188	192
Ginnie Mae I Pool 7% 7/15/2032	176	179
Ginnie Mae I Pool 7% 7/15/2032	42	43
Ginnie Mae I Pool 7% 8/15/2029	27	27
Ginnie Mae I Pool 7% 8/15/2031	177	180
Ginnie Mae I Pool 7% 8/15/2031	101	103
Ginnie Mae I Pool 7% 8/15/2031	88	89
Ginnie Mae I Pool 7% 8/15/2032	270	274
Ginnie Mae I Pool 7% 8/15/2032	169	172
Ginnie Mae I Pool 7% 8/15/2032	122	124
Ginnie Mae I Pool 7% 8/15/2032	102	104
Ginnie Mae I Pool 7% 8/15/2032	83	84
Ginnie Mae I Pool 7% 8/15/2032	27	27
Ginnie Mae I Pool 7% 9/15/2027	7	7
Ginnie Mae I Pool 7% 9/15/2028	161	163
Ginnie Mae I Pool 7% 9/15/2028	24	24
Ginnie Mae I Pool 7% 9/15/2028	13	14
Ginnie Mae I Pool 7% 9/15/2028	13	13
Ginnie Mae I Pool 7% 9/15/2029	11	11
Ginnie Mae I Pool 7% 9/15/2031	703	716
Ginnie Mae I Pool 7% 9/15/2031	590	601
Ginnie Mae I Pool 7% 9/15/2031	432	440
Ginnie Mae I Pool 7% 9/15/2031	230	234
Ginnie Mae I Pool 7% 9/15/2031	169	172
Ginnie Mae I Pool 7% 9/15/2031	47	48
Ginnie Mae I Pool 7.5% 1/15/2031	89	92
Ginnie Mae I Pool 7.5% 1/15/2031	28	29
Ginnie Mae I Pool 7.5% 10/15/2027	177	179
Ginnie Mae I Pool 7.5% 10/15/2027	96	96
Ginnie Mae I Pool 7.5% 10/15/2027	18	18
Ginnie Mae I Pool 7.5% 10/15/2027	8	8
Ginnie Mae I Pool 7.5% 11/15/2027	14	14
Ginnie Mae I Pool 7.5% 12/15/2027	92	93
Ginnie Mae I Pool 7.5% 12/15/2027	62	62
Ginnie Mae I Pool 7.5% 12/15/2027	57	57
Ginnie Mae I Pool 7.5% 12/15/2027	5	6
Ginnie Mae I Pool 7.5% 2/15/2027	11	11
Ginnie Mae I Pool 7.5% 3/15/2028	71	72
Ginnie Mae I Pool 7.5% 3/15/2031	353	364
Ginnie Mae I Pool 7.5% 4/15/2027	23	23
Ginnie Mae I Pool 7.5% 4/15/2027	13	13
Ginnie Mae I Pool 7.5% 4/15/2027	11	11
Ginnie Mae I Pool 7.5% 4/15/2027	10	10
Ginnie Mae I Pool 7.5% 4/15/2027	3	2
Ginnie Mae I Pool 7.5% 5/15/2027	1	0
Ginnie Mae I Pool 7.5% 6/15/2027	79	79
Ginnie Mae I Pool 7.5% 7/15/2027	158	159
Ginnie Mae I Pool 7.5% 7/15/2027	61	61
Ginnie Mae I Pool 7.5% 7/15/2027	61	61
Ginnie Mae I Pool 7.5% 7/15/2027	33	33
Ginnie Mae I Pool 7.5% 7/15/2027	22	22
Ginnie Mae I Pool 7.5% 7/15/2027	9	9
Ginnie Mae I Pool 7.5% 7/15/2027	5	5
Ginnie Mae I Pool 7.5% 7/15/2027	3	2
Ginnie Mae I Pool 7.5% 7/15/2028	418	423
Ginnie Mae I Pool 7.5% 7/15/2029	73	74
Ginnie Mae I Pool 7.5% 8/15/2027	93	93
Ginnie Mae I Pool 7.5% 8/15/2027	31	31
Ginnie Mae I Pool 7.5% 8/15/2027	8	8
Ginnie Mae I Pool 7.5% 8/15/2027	4	3
Ginnie Mae I Pool 7.5% 8/15/2027	1	0
Ginnie Mae I Pool 7.5% 8/15/2028	220	223
Ginnie Mae I Pool 7.5% 8/15/2028	105	107
Ginnie Mae I Pool 7.5% 8/15/2028	35	36
Ginnie Mae I Pool 7.5% 9/15/2027	208	210
Ginnie Mae I Pool 7.5% 9/15/2027	15	15
Ginnie Mae I Pool 7.5% 9/15/2027	11	11
Ginnie Mae I Pool 7.5% 9/15/2028	259	262
Ginnie Mae I Pool 7.5% 9/15/2031	744	763
Ginnie Mae I Pool 8% 1/15/2028	135	137
Ginnie Mae I Pool 8% 11/15/2027	23	24
Ginnie Mae I Pool 8% 12/15/2027	129	130
Ginnie Mae I Pool 8% 12/15/2027	40	40
Ginnie Mae I Pool 8% 12/15/2027	23	23
Ginnie Mae I Pool 8% 12/15/2027	12	12
Ginnie Mae I Pool 8% 7/15/2027	33	34
Ginnie Mae I Pool 8% 8/15/2027	8	8
Ginnie Mae I Pool 8% 8/15/2027	7	7
Ginnie Mae I Pool 8% 9/15/2029	16	16
Ginnie Mae I Pool 8.5% 1/15/2031	875	899
Ginnie Mae I Pool 8.5% 11/15/2027	11	11
Ginnie Mae I Pool 8.5% 12/15/2029	43	44
Ginnie Mae I Pool 8.5% 7/15/2030	60	61
Ginnie Mae I Pool 8.5% 8/15/2029	41	41
Ginnie Mae II Pool 2% 1/20/2052	97,581,914	78,365,752
Ginnie Mae II Pool 2% 10/20/2051	783,675	629,351
Ginnie Mae II Pool 2% 11/20/2050	13,032,187	10,473,989
Ginnie Mae II Pool 2% 11/20/2051	9,333,566	7,495,568
Ginnie Mae II Pool 2% 12/20/2050	13,274,955	10,669,103
Ginnie Mae II Pool 2% 3/20/2052	33,542,055	26,936,839
Ginnie Mae II Pool 2% 5/20/2051	1,854,316	1,489,737
Ginnie Mae II Pool 2% 9/20/2050	3,992,941	3,212,876
Ginnie Mae II Pool 2.5% 11/20/2051	182,579	152,885
Ginnie Mae II Pool 2.5% 12/20/2051	4,442,992	3,720,399
Ginnie Mae II Pool 2.5% 2/20/2052	26,885,958	22,513,320
Ginnie Mae II Pool 2.5% 4/20/2052	36,320,458	30,413,426
Ginnie Mae II Pool 2.5% 6/20/2051	4,565,063	3,823,331
Ginnie Mae II Pool 2.5% 7/20/2051	14,596,307	12,222,415
Ginnie Mae II Pool 2.5% 8/20/2050	1,705,043	1,428,640
Ginnie Mae II Pool 2.5% 9/20/2051	21,625,569	18,108,462
Ginnie Mae II Pool 3% 1/20/2032	1,122,374	1,085,668
Ginnie Mae II Pool 3% 1/20/2043	750,475	678,680
Ginnie Mae II Pool 3% 10/20/2031	367,029	355,354
Ginnie Mae II Pool 3% 10/20/2043	319,545	288,069
Ginnie Mae II Pool 3% 11/20/2031	401,897	388,932
Ginnie Mae II Pool 3% 12/20/2031	595,507	576,298
Ginnie Mae II Pool 3% 12/20/2042	1,610,995	1,456,829
Ginnie Mae II Pool 3% 12/20/2043	3,332	3,003
Ginnie Mae II Pool 3% 12/20/2046	4,346,485	3,836,840
Ginnie Mae II Pool 3% 2/20/2031	45,400	44,171
Ginnie Mae II Pool 3% 2/20/2043	45,335	40,983
Ginnie Mae II Pool 3% 2/20/2044	11,825	10,652
Ginnie Mae II Pool 3% 3/20/2031	91,601	89,071
Ginnie Mae II Pool 3% 3/20/2050	3,143,920	2,743,843
Ginnie Mae II Pool 3% 4/20/2031	342,392	332,747
Ginnie Mae II Pool 3% 4/20/2052	43,020,638	37,451,965
Ginnie Mae II Pool 3% 5/20/2031	749,550	728,026
Ginnie Mae II Pool 3% 5/20/2042	9,816	8,899
Ginnie Mae II Pool 3% 5/20/2051	6,600,374	5,750,135
Ginnie Mae II Pool 3% 6/20/2050	54,684	47,709
Ginnie Mae II Pool 3% 6/20/2051	1,747,837	1,521,867
Ginnie Mae II Pool 3% 7/20/2031	9,922	9,626
Ginnie Mae II Pool 3% 7/20/2051	2,208,627	1,924,119
Ginnie Mae II Pool 3% 8/20/2031	117,107	113,554
Ginnie Mae II Pool 3% 8/20/2042	14,069	12,738
Ginnie Mae II Pool 3% 8/20/2051	2,629,695	2,290,124
Ginnie Mae II Pool 3% 9/20/2031	46,880	45,432
Ginnie Mae II Pool 3% 9/20/2043	11,193	10,087
Ginnie Mae II Pool 3% 9/20/2051	32,091	27,947
Ginnie Mae II Pool 3.5% 1/20/2041	1,880	1,751
Ginnie Mae II Pool 3.5% 1/20/2044	28,303	26,094
Ginnie Mae II Pool 3.5% 10/20/2041	8,350	7,754
Ginnie Mae II Pool 3.5% 10/20/2043	34,058	31,432
Ginnie Mae II Pool 3.5% 11/20/2041	1,266,994	1,176,674
Ginnie Mae II Pool 3.5% 11/20/2043	7,694	7,099
Ginnie Mae II Pool 3.5% 12/20/2040	163,154	151,999
Ginnie Mae II Pool 3.5% 12/20/2041	3,814,810	3,542,906
Ginnie Mae II Pool 3.5% 12/20/2043	27,983	25,805
Ginnie Mae II Pool 3.5% 2/20/2043	255,643	236,487
Ginnie Mae II Pool 3.5% 2/20/2044	2,640	2,433
Ginnie Mae II Pool 3.5% 3/20/2043	151,801	140,389
Ginnie Mae II Pool 3.5% 3/20/2044	8,351	7,697
Ginnie Mae II Pool 3.5% 4/20/2043	145,248	134,294
Ginnie Mae II Pool 3.5% 4/20/2044	3,856	3,551
Ginnie Mae II Pool 3.5% 4/20/2046	33,945	30,801
Ginnie Mae II Pool 3.5% 5/20/2043	2,445,070	2,250,856
Ginnie Mae II Pool 3.5% 5/20/2046	56,102	50,955
Ginnie Mae II Pool 3.5% 5/20/2046	13,554	12,420
Ginnie Mae II Pool 3.5% 6/20/2043	157,099	145,171
Ginnie Mae II Pool 3.5% 7/20/2043	4,815	4,451
Ginnie Mae II Pool 3.5% 8/20/2043	24,951	23,043
Ginnie Mae II Pool 3.5% 9/20/2040	90,259	84,031
Ginnie Mae II Pool 3.5% 9/20/2043	602,370	555,967
Ginnie Mae II Pool 4% 1/20/2041	1,967,576	1,870,890
Ginnie Mae II Pool 4% 1/20/2042	62,029	58,839
Ginnie Mae II Pool 4% 1/20/2045	1,292,592	1,217,663
Ginnie Mae II Pool 4% 1/20/2046	71,210	66,888
Ginnie Mae II Pool 4% 10/20/2040	669,752	637,065
Ginnie Mae II Pool 4% 10/20/2041	923,052	876,070
Ginnie Mae II Pool 4% 10/20/2044	275,548	259,734
Ginnie Mae II Pool 4% 10/20/2045	7,861	7,386
Ginnie Mae II Pool 4% 11/20/2040	772,149	734,178
Ginnie Mae II Pool 4% 11/20/2044	591,858	557,450
Ginnie Mae II Pool 4% 12/20/2044	16,103	15,166
Ginnie Mae II Pool 4% 12/20/2045	90,694	85,217
Ginnie Mae II Pool 4% 2/20/2041	26,951	25,621
Ginnie Mae II Pool 4% 2/20/2044	394,124	371,968
Ginnie Mae II Pool 4% 3/20/2041	69,607	66,169
Ginnie Mae II Pool 4% 3/20/2047	812,484	754,859
Ginnie Mae II Pool 4% 5/20/2033	1,305	1,270
Ginnie Mae II Pool 4% 7/20/2044	219,639	207,142
Ginnie Mae II Pool 4% 8/20/2041	7,688	7,298
Ginnie Mae II Pool 4% 8/20/2043	122,594	115,853
Ginnie Mae II Pool 4% 8/20/2044	38,416	36,224
Ginnie Mae II Pool 4% 8/20/2045	983,628	924,546
Ginnie Mae II Pool 4% 9/1/2056 (b)	2,000,000	1,806,641
Ginnie Mae II Pool 4% 9/20/2040	344,012	327,204
Ginnie Mae II Pool 4% 9/20/2041	143,033	135,746
Ginnie Mae II Pool 4% 9/20/2045	6,458	6,070
Ginnie Mae II Pool 4.5% 1/20/2041	75,866	73,922
Ginnie Mae II Pool 4.5% 10/1/2056 (b)	22,075,000	20,656,509
Ginnie Mae II Pool 4.5% 10/20/2035	796	781
Ginnie Mae II Pool 4.5% 10/20/2040	16,195	15,787
Ginnie Mae II Pool 4.5% 11/20/2040	16,240	15,828
Ginnie Mae II Pool 4.5% 2/20/2041	280,365	273,181
Ginnie Mae II Pool 4.5% 3/20/2036	5,747	5,641
Ginnie Mae II Pool 4.5% 3/20/2041	214,339	208,846
Ginnie Mae II Pool 4.5% 4/20/2041	53,259	51,888
Ginnie Mae II Pool 4.5% 5/20/2040	18,887	18,420
Ginnie Mae II Pool 4.5% 5/20/2041	236,277	230,172
Ginnie Mae II Pool 4.5% 6/20/2033	2,521	2,486
Ginnie Mae II Pool 4.5% 6/20/2041	468,579	456,378
Ginnie Mae II Pool 4.5% 7/20/2040	31,339	30,554
Ginnie Mae II Pool 4.5% 8/20/2040	3,603	3,513
Ginnie Mae II Pool 4.5% 9/1/2056 (b)	20,725,000	19,411,068
Ginnie Mae II Pool 4.5% 9/20/2040	169,707	165,426
Ginnie Mae II Pool 5% 10/1/2056 (b)	76,300,000	73,822,493
Ginnie Mae II Pool 5% 12/20/2054	4,964,499	4,822,527
Ginnie Mae II Pool 5% 9/1/2056 (b)	98,700,000	95,603,110
Ginnie Mae II Pool 5% 9/20/2033	110,352	110,271
Ginnie Mae II Pool 5.5% 1/20/2055	4,951,193	4,943,499
Ginnie Mae II Pool 5.5% 10/1/2056 (b)	187,975,000	186,466,707
Ginnie Mae II Pool 5.5% 12/20/2054	6,072,061	6,077,805
Ginnie Mae II Pool 5.5% 8/20/2055	8,296,756	8,255,343
Ginnie Mae II Pool 5.5% 9/1/2056 (b)	242,075,000	240,482,486
Ginnie Mae II Pool 6% 10/1/2056 (b)	29,150,000	29,501,123
Ginnie Mae II Pool 6% 11/20/2031	2,883	2,926
Ginnie Mae II Pool 6% 12/20/2054	2,720,800	2,770,680
Ginnie Mae II Pool 6% 5/20/2032	14,107	14,318
Ginnie Mae II Pool 6% 9/1/2056 (b)	50,975,000	51,696,536
Ginnie Mae II Pool 6.5% 1/20/2032	129	133
Ginnie Mae II Pool 6.5% 11/20/2031	543	560
Ginnie Mae II Pool 6.5% 3/20/2031	622	641
Ginnie Mae II Pool 6.5% 4/20/2031	79	81
Ginnie Mae II Pool 6.5% 6/20/2031	76	79
Ginnie Mae II Pool 6.5% 7/20/2031	93	96
Ginnie Mae II Pool 6.5% 8/20/2031	89	92
Ginnie Mae II Pool 6.5% 9/1/2056 (b)	28,800,000	29,684,416
Ginnie Mae II Pool 7% 2/20/2032	3,373	3,476
Ginnie Mae II Pool 7% 3/20/2032	1,924	1,983
Uniform Mortgage Backed Securities 2% 10/1/2056 (b)	271,375,000	211,566,474
Uniform Mortgage Backed Securities 2% 9/1/2056 (b)	394,925,000	308,072,344
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (b)	24,300,000	19,832,977
Uniform Mortgage Backed Securities 3% 9/1/2056 (b)	25,950,000	22,128,458
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (b)	26,200,000	23,247,383
Uniform Mortgage Backed Securities 4.5% 10/1/2056 (b)	22,075,000	20,708,248
Uniform Mortgage Backed Securities 4.5% 9/1/2041 (b)	15,000,000	14,642,579
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (b)	34,225,000	32,138,076
Uniform Mortgage Backed Securities 5% 10/1/2041 (b)	7,275,000	7,233,793
Uniform Mortgage Backed Securities 5% 10/1/2056 (b)	36,350,000	35,043,676
Uniform Mortgage Backed Securities 5% 9/1/2041 (b)	7,275,000	7,240,898
Uniform Mortgage Backed Securities 5% 9/1/2056 (b)	66,425,000	64,115,695
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (b)	83,975,000	83,148,367
Uniform Mortgage Backed Securities 6% 10/1/2056 (b)	25,025,000	25,268,353
Uniform Mortgage Backed Securities 6% 9/1/2056 (b)	57,375,000	58,024,829
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (b)	66,050,000	68,072,781
Uniform Mortgage Backed Securities 7% 9/1/2056 (b)	9,600,000	10,054,537
TOTAL UNITED STATES		4,337,944,406
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,450,985,802)		4,337,944,406

U.S. Treasury Obligations - 39.5%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	339,566,000	177,555,876
US Treasury Bonds 2% 8/15/2051	2.04 to 2.14	141,158,000	76,528,589
US Treasury Bonds 2.875% 5/15/2052	3.08 to 3.64	106,426,000	70,241,160
US Treasury Bonds 3% 2/15/2047	1.14 to 1.19	245,214,000	175,328,010
US Treasury Bonds 3.625% 2/15/2053	3.72 to 5.06	55,995,000	42,742,121
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	36,176,000	29,568,228
US Treasury Bonds 4.125% 8/15/2044	4.63	1,200,000	1,046,906
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	258,048,000	215,268,480
US Treasury Bonds 4.25% 2/15/2054	4.23 to 4.68	190,000,000	161,789,454
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.20	30,958,000	26,361,463
US Treasury Bonds 4.375% 8/15/2043	5.16	335,000	304,431
US Treasury Bonds 4.5% 11/15/2054	4.35 to 5.00	393,800,000	349,712,862
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	3,330,000	3,062,299
US Treasury Bonds 4.625% 11/15/2044	4.71 to 4.94	52,790,000	49,090,576
US Treasury Bonds 4.625% 11/15/2045 (z)	4.68 to 5.02	175,752,000	162,680,445
US Treasury Bonds 4.625% 11/15/2055	4.82 to 4.89	53,940,000	48,899,981
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.23	85,931,000	79,459,322
US Treasury Bonds 4.625% 2/15/2055	4.49 to 4.86	111,000,000	100,606,758
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.73	4,245,000	3,959,126
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.61	105,000,000	95,180,860
US Treasury Bonds 4.75% 2/15/2056	4.70 to 5.24	51,450,000	47,639,484
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.98	282,056,000	260,846,712
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	155,000,000	143,381,054
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.78	130,189,000	124,554,257
US Treasury Bonds 5% 5/15/2056	4.88 to 5.16	118,300,000	114,011,625
US Treasury Bonds 5.125% 8/15/2056	5.25	50,000,000	49,148,438
US Treasury Bonds 6.25% 5/15/2030	3.46 to 4.41	13,500,000	14,325,293
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	12,107,181	10,644,478
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.61 to 2.93	6,780,295	5,959,982
US Treasury Notes 2.625% 7/31/2029 (f)	4.11 to 4.47	7,882,000	7,501,447
US Treasury Notes 2.75% 8/15/2032	2.79	274,381,000	248,625,627
US Treasury Notes 2.875% 5/15/2032 (f)(g)	2.96 to 2.98	165,526,000	151,669,663
US Treasury Notes 3.375% 5/15/2033	3.46 to 4.19	572,000,000	531,691,875
US Treasury Notes 3.5% 2/15/2029	3.50 to 3.60	29,105,000	28,508,120
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.87	14,510,000	14,206,197
US Treasury Notes 3.625% 10/31/2030	3.61	50,000,000	48,396,485
US Treasury Notes 3.625% 12/31/2030	3.75 to 3.85	296,000,000	286,090,938
US Treasury Notes 3.625% 3/31/2030	3.47	1,575,000	1,532,241
US Treasury Notes 3.625% 9/30/2031	3.62 to 4.23	345,010,000	331,209,600
US Treasury Notes 3.75% 12/31/2030	4.07	2,000,000	1,942,500
US Treasury Notes 3.75% 2/28/2033	4.00	54,800,000	52,246,235
US Treasury Notes 3.75% 5/31/2030	3.97 to 4.50	945,000	922,076
US Treasury Notes 3.75% 8/31/2031	3.50 to 3.54	515,000,000	497,598,634
US Treasury Notes 3.875% 12/31/2032	3.95 to 4.06	226,800,000	218,046,938
US Treasury Notes 3.875% 4/15/2029	3.82 to 3.86	3,420,000	3,376,448
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	95,345,000	91,143,861
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	65,532,000	62,081,331
US Treasury Notes 3.875% 8/31/2032	3.99 to 4.00	73,000,000	70,387,969
US Treasury Notes 3.875% 9/30/2032	3.93	64,000,000	61,660,000
US Treasury Notes 4% 1/31/2033	3.79 to 4.00	145,513,000	140,783,828
US Treasury Notes 4% 11/15/2035	4.16 to 4.24	409,400,000	387,362,768
US Treasury Notes 4% 2/15/2034	3.92 to 4.74	72,014,000	69,110,936
US Treasury Notes 4% 2/28/2030	3.40 to 4.13	5,782,000	5,700,465
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	245,745,000	239,131,004
US Treasury Notes 4% 5/31/2028	4.02 to 4.20	2,130,000	2,118,102
US Treasury Notes 4% 6/30/2032	4.12 to 4.16	100,000,000	97,191,406
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	146,900,000	142,670,887
US Treasury Notes 4.125% 11/30/2029	4.11	1,160,000	1,149,306
US Treasury Notes 4.125% 2/15/2036	4.22 to 4.72	593,517,000	566,159,576
US Treasury Notes 4.125% 2/29/2032	4.12	2,200,000	2,156,688
US Treasury Notes 4.125% 3/31/2031	4.70	1,680,000	1,654,603
US Treasury Notes 4.125% 3/31/2032	4.08	64,000,000	62,705,000
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.42	151,205,000	147,094,114
US Treasury Notes 4.125% 5/31/2032	4.03 to 4.19	38,969,000	38,137,864
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.55	84,000,000	81,532,500
US Treasury Notes 4.25% 5/15/2035	4.47 to 4.69	126,259,000	122,180,242
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.29	201,800,000	194,997,132
US Treasury Notes 4.375% 1/31/2032	4.21	2,600,000	2,580,094
US Treasury Notes 4.375% 12/31/2029	4.39	1,100,000	1,098,023
US Treasury Notes 4.375% 5/15/2034	4.25 to 4.51	250,000,000	245,507,813
US Treasury Notes 4.375% 5/15/2036	4.45 to 4.74	444,670,000	432,024,697
US Treasury Notes 4.375% 7/31/2033	4.48	680,000	670,437
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	1,590,000	1,577,516
US Treasury Notes 4.625% 2/15/2035	4.05 to 4.44	209,752,000	208,744,207
US Treasury Notes 4.625% 8/15/2036	4.76	98,000,000	97,050,625
US Treasury Notes 4.625% 9/30/2028	4.85	546,000	548,857
US Treasury Notes 4.625% 9/30/2030	5.00	735,000	739,220
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.96	14,020,000	13,230,827
US Treasury Notes 4.875% 10/31/2030 (f)	4.56	83,500,000	84,755,762
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.29	9,136,698	8,724,457
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,546,011,571)			8,747,825,411

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Aa)	3.69	395,606,808	395,685,930
Fidelity Securities Lending Cash Central Fund (Aa)(Ab)	3.72	42,067,706	42,071,912
TOTAL MONEY MARKET FUNDS (Cost $437,738,553)			437,757,842

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to to pay annually a fixed rate of 4.495% and receive annually a floating rate based on US SOFR Index, expiring July 2041	7/2031	12,690,000	827,176
Option on an interest rate swap with Morgan Stanley Capital Services LLC to to pay annually a fixed rate of 4.076% and receive annually a floating rate based on US SOFR Index, expiring August 2028	8/2027	101,670,000	466,012
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	30,940,000	1,977,421
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	43,500,000	699,819
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	3,900,000	144,569
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring July 2028	6/2027	50,300,000	265,910
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	10,500,000	389,825
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	19,210,000	719,283
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	6,600,000	259,860
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	50,000,000	721,797
Option on an interest rate swap with Goldman Sachs Bank USA to to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring August 2028	8/2027	87,230,000	402,432
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.85% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	71,800,000	242,993

TOTAL PURCHASED SWAPTIONS (Cost $5,997,706)			7,117,097

TOTAL INVESTMENT IN SECURITIES - 107.6% (Cost $24,934,534,855)	23,825,454,814
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(1,694,200,818)
NET ASSETS - 100.0%	22,131,253,996

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 10/1/2056	(2,000,000)	(1,805,468)
Ginnie Mae II Pool 4% 9/1/2056	(2,000,000)	(1,806,641)
Ginnie Mae II Pool 5% 10/1/2056	(52,100,000)	(50,408,282)
Ginnie Mae II Pool 5% 9/1/2056	(71,300,000)	(69,062,834)
Ginnie Mae II Pool 5.5% 9/1/2056	(200,525,000)	(199,205,827)
Ginnie Mae II Pool 6% 9/1/2056	(29,150,000)	(29,562,610)
Uniform Mortgage Backed Securities 2% 9/1/2056	(315,675,000)	(246,251,155)
Uniform Mortgage Backed Securities 2.5% 9/1/2056	(6,725,000)	(5,488,756)
Uniform Mortgage Backed Securities 3% 9/1/2056	(3,800,000)	(3,240,391)
Uniform Mortgage Backed Securities 4.5% 10/1/2056	(22,075,000)	(20,708,248)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(20,725,000)	(19,461,260)
Uniform Mortgage Backed Securities 5% 10/1/2056	(36,350,000)	(35,043,676)
Uniform Mortgage Backed Securities 5% 9/1/2041	(7,275,000)	(7,240,898)
Uniform Mortgage Backed Securities 5% 9/1/2056	(71,825,000)	(69,327,961)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(20,000,000)	(19,803,124)
Uniform Mortgage Backed Securities 6% 9/1/2056	(8,625,000)	(8,722,687)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	(31,350,000)	(32,310,094)
Uniform Mortgage Backed Securities 7% 9/1/2056	(9,600,000)	(10,054,537)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(829,504,449)

TOTAL TBA SALE COMMITMENTS (Proceeds $832,908,963)		(829,504,449)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	4,675	12/2026	503,804,297	(2,225,183)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	63	12/2026	6,898,500	(25,726)
CBOT 2Y US Treasury Notes Contracts (United States)	3,037	12/2026	623,439,156	(1,513,383)
CBOT 5Y US Treasury Notes Contracts (United States)	12,565	12/2026	1,328,846,914	(5,860,884)
CBOT US Treasury Ultra Bond Contracts (United States)	46	12/2026	5,068,625	23,692
TME 10Y Canadian Bond Contracts (Canada)	106	12/2026	8,963,671	(47,475)
TOTAL LONG				(9,648,959)
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(668)	12/2026	(71,987,438)	363,725
Eurex Euro-Bobl Contracts (Germany)	(12)	9/2026	(1,579,243)	7,516
ICE Long GILT Futures (United Kingdom)	(36)	12/2026	(4,201,909)	5,171
TOTAL SHORT				376,412
TOTAL FUTURES CONTRACTS				(9,272,547)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	2,688,000	USD	3,121,900	JPMorgan Chase Bank NA	9/2026	347
JPY	145,422,679	USD	910,348	Royal Bank of Canada	9/2026	(34)
USD	5,598,300	AUD	7,824,000	JPMorgan Chase Bank NA	9/2026	(6,196)
USD	9,512,226	CAD	13,137,000	JPMorgan Chase Bank NA	9/2026	22,071
USD	207,527,288	EUR	177,527,000	BNP Paribas SA	9/2026	1,104,147
USD	2,831,001	EUR	2,435,000	JPMorgan Chase Bank NA	9/2026	(345)
USD	48,064,223	GBP	35,256,000	JPMorgan Chase Bank NA	9/2026	290,915
USD	7,641,917	JPY	1,213,950,000	JPMorgan Chase Bank NA	9/2026	26,505
USD	896,450	JPY	142,900,000	Royal Bank of Canada	9/2026	2

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,437,412
Unrealized Appreciation						1,443,987
Unrealized Depreciation						(6,575)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Allianz SE 1.301% 9/25/2049		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	4,150,000	(58,722)	31,607	(27,115)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		250,000	16,064	(19,622)	(3,558)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	32,129	(45,428)	(13,299)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		1,350,000	86,747	(85,539)	1,208
CMBX BBB- Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	51,406	(56,501)	(5,095)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	790,000	(3,227)	(2,490)	(5,717)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,650,000	(10,824)	(5,536)	(16,360)
BMW Finance NV 1% 5/22/2028		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	5,600,000	(167,992)	141,055	(26,937)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		180,000	32,986	(44,740)	(11,754)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		380,000	69,637	(103,743)	(34,106)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		420,000	76,968	(95,295)	(18,327)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		430,000	78,800	(100,495)	(21,695)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		220,000	40,316	(53,248)	(12,932)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		220,000	40,316	(57,173)	(16,857)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	31,154	(38,007)	(6,853)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		500,000	91,628	(108,783)	(17,155)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		20,000	(146)	(204)	(350)
Deutsche Bank AG 4% 6/24/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,350,000	(8,393)	(31,685)	(40,078)
Aviva PLC 4.625% 8/28/2056		6/2031	Citibank NA	(1%)	Quarterly	EUR	2,500,000	(19,856)	3,925	(15,931)
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	500,000	(5,520)	(1,314)	(6,834)
Generali 4.125%		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	500,000	(5,132)	1,054	(4,078)
BMW Finance NV 0.75%		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,100,000	(32,999)	28,372	(4,627)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	890,000	(9,596)	1,407	(8,189)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,950,000	(31,807)	6,909	(24,898)
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	500,000	(1,786)	(5,748)	(7,534)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	3,330,000	(784,935)	741,631	(43,304)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,200,000	163,581	(106,772)	56,809
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,500,000	111,533	(58,054)	53,479
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,400,000	104,097	(51,572)	52,525
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	126,404	(64,424)	61,980
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	66,920	(33,602)	33,318
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	29,742	(14,030)	15,712
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	44,613	(43,147)	1,466
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,300,000	96,662	(97,169)	(507)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,300,000	96,662	(98,719)	(2,057)
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly		11,000,000	(46,210)	42,608	(3,602)
UniCredit SpA 4.175% 6/24/2037		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,900,000	(32,018)	(7,266)	(39,284)
Generali 3.875% 1/29/2029		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	3,250,000	(33,361)	10,215	(23,146)
CMBX AAA Series 18 Index		12/2057	JPMorgan Securities LLC	(0.5%)	Monthly		13,373,655	(55,609)	51,854	(3,755)
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	130,877	(124,689)	6,188
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		400,000	63,642	(25,182)	38,460
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		1,500,000	238,658	(94,431)	144,227
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		800,000	127,284	(51,359)	75,925
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		800,000	127,284	(54,984)	72,300
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		400,000	63,642	(57,500)	6,142
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	31,821	(28,388)	3,433
5Y CDX EMIG CDSI Series 45 Index		6/2031	ICE	(1%)	Quarterly		4,600,000	(51,438)	0	(51,438)

TOTAL BUY PROTECTION								912,002	(806,202)	105,800
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	146	444	590
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly		300,000	(70,631)	63,402	(7,229)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		1,200,000	(255,398)	278,307	22,909

TOTAL SELL PROTECTION								(325,883)	342,153	16,270
TOTAL CREDIT DEFAULT SWAPS								586,119	(464,049)	122,070

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2036	870,000	(4,224)	0	(4,224)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	9/2028	553,072,000	2,115,611	0	2,115,611
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2033	4,000	(51)	0	(51)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2056	13,791,000	(41,735)	0	(41,735)
TOTAL INTEREST RATE SWAPS							2,069,601	0	2,069,601

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,764,493.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,351,172.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $8,916,632.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Level 3 security.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $9,242,913 and $9,258,514, respectively.

(k)	Non-income producing - Security is in default.
(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,530,259,306 or 20.5% of net assets.

(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $255,138,120 or 1.2% of net assets.

(q)	Zero coupon bond which is issued at a discount.
(r)	Principal Only Strips represent the right to receive the monthly principal payments.
(s)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(t)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(u)	Non-income producing.
(v)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $562,084 or 0.0% of net assets.

(w)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $0 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(x)	Security or a portion of the security is on loan at period end.
(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $457,259.
(Aa)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(Ab)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Athletico Group, LLC Pp	8/13/2026	511,242

Build Holdco, LLC rights	8/7/2026	0

Expand Energy Corp	2/10/2021	3,324

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	596,378,250	5,926,197,885	6,126,883,004	22,944,332	(24,293)	17,092	395,685,930	395,606,808
Fidelity Securities Lending Cash Central Fund	55,388,290	5,304,206,007	5,317,517,244	453,469	(5,141)	-	42,071,912	42,067,706
	651,766,540	11,230,403,892	11,444,400,248	23,397,801	(29,434)	17,092	437,757,842

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,873,341,808	-	1,872,799,916	541,892

Bank Loan Obligations
Communication Services	92,075,257	-	92,075,257	-
Consumer Discretionary	225,089,329	-	225,089,329	-
Consumer Staples	28,161,925	-	26,400,357	1,761,568
Energy	34,953,315	-	33,652,659	1,300,656
Financials	137,852,578	-	133,375,277	4,477,301
Health Care	112,118,120	-	111,977,046	141,074
Industrials	209,341,789	-	209,108,582	233,207
Information Technology	200,894,467	-	197,873,597	3,020,870
Materials	125,202,873	-	125,202,873	-
Real Estate	1,368,161	-	1,368,161	-
Utilities	25,029,910	-	22,185,085	2,844,825

Bank Notes
Financials	21,162,910	-	21,162,910	-

Collateralized Mortgage Obligations	439,814,908	-	439,814,899	9

Commercial Mortgage Securities	1,291,940,647	-	1,170,589,633	121,351,014

Common Stocks
Communication Services	2,648,154	-	-	2,648,154
Consumer Discretionary	513,154	-	-	513,154
Consumer Staples	-	-	-	-
Energy	11,089,778	8,660,812	-	2,428,966
Financials	6,601,183	-	113,248	6,487,935
Health Care	217,803	-	-	217,803
Industrials	887,581	887,581	-	-
Information Technology	1,228,756	-	-	1,228,756
Materials	498,282	-	-	498,282
Real Estate	4,281,058	-	-	4,281,058

Convertible Corporate Bonds
Energy	6,311,467	-	6,311,467	-
Financials	4,703,985	-	4,703,985	-
Industrials	2,765,880	-	2,765,880	-
Information Technology	12,724,279	-	12,724,279	-

Convertible Preferred Stocks
Communication Services	1,767,275	1,767,275	-	-
Consumer Discretionary	1,151,133	1,151,133	-	-
Financials	3,837,701	1,254,099	-	2,583,602
Information Technology	1,353,011	1,353,011	-	-
Real Estate	287,202	287,202	-	-

Foreign Government and Government Agency Obligations	289,289,735	-	289,289,735	-

Non-Convertible Corporate Bonds
Communication Services	557,799,807	-	557,799,807	-
Consumer Discretionary	169,918,034	-	169,916,575	1,459
Consumer Staples	100,254,883	-	100,254,883	-
Energy	616,671,000	-	616,671,000	-
Financials	2,007,223,879	-	2,007,223,879	-
Health Care	260,729,851	-	260,729,851	-
Industrials	253,096,919	-	253,096,919	-
Information Technology	259,144,640	-	259,144,640	-
Materials	163,347,668	-	163,224,486	123,182
Real Estate	367,670,918	-	366,719,904	951,014
Utilities	302,871,236	-	302,864,249	6,987

Non-Convertible Preferred Stocks
Financials	1,228,124	1,228,124	-	-
Information Technology	2,787,363	2,787,363	-	-
Real Estate	528,091	528,091	-	-

Preferred Securities
Consumer Discretionary	2,507,952	-	2,507,952	-
Consumer Staples	1,352,339	-	1,352,339	-
Energy	8,643,171	-	8,643,171	-
Financials	29,982,127	-	27,231,293	2,750,834
Industrials	6,657,955	-	6,657,955	-
Materials	3,519,690	-	3,519,690	-
Real Estate	8,368,997	-	8,368,997	-

U.S. Government Agency - Mortgage Securities	4,337,944,406	-	4,337,944,406	-

U.S. Treasury Obligations	8,747,825,411	-	8,747,825,411	-

Money Market Funds	437,757,842	437,757,842	-	-

Purchased Swaptions	7,117,097	-	7,117,097	-
Total Investments in Securities:	23,825,454,814	457,662,533	23,207,398,679	160,393,602
Derivative Instruments:

Assets
Futures Contracts	400,104	400,104	-	-
Forward Foreign Currency Contracts	1,443,987	-	1,443,987	-
Swaps	4,387,330	-	4,387,330	-
Total Assets	6,231,421	400,104	5,831,317	-

Liabilities
Futures Contracts	(9,672,651)	(9,672,651)	-	-
Forward Foreign Currency Contracts	(6,575)	-	(6,575)	-
Swaps	(1,731,610)	-	(1,731,610)	-
Total Liabilities	(11,410,836)	(9,672,651)	(1,738,185)	-
Total Derivative Instruments:	(5,179,415)	(9,272,547)	4,093,132	-
Other Financial Instruments:

TBA Sale Commitments	(829,504,449)	-	(829,504,449)	-
Total Other Financial Instruments:	(829,504,449)	-	(829,504,449)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$23,387,696,972
Investments in securities, at value - affiliated issuers	437,757,842
Cash	6,008,229
Foreign currency held at value	4,027,276
Receivable for investments sold	197,377,109
Receivable for TBA sale commitments	832,908,963
Unrealized appreciation on forward foreign currency contracts	1,443,987
Dividends receivable	51,319
Interest receivable	178,877,137
Distributions receivable from affiliated funds	1,486,620
Bi-lateral OTC swaps, at value	2,271,719
Prepaid expenses	22,909
Other receivables	38,529
Total assets	25,049,968,611
Liabilities
Payable for investments purchased	231,486,057
Payable for investments purchased, delayed delivery	1,806,637,860
TBA sale commitments, at value	829,504,449
Unrealized depreciation on forward foreign currency contracts	6,575
Payable for swaps	98,719
Payable for fund shares redeemed	188,051
Bi-lateral OTC swaps, at value	1,634,162
Accrued management fee	5,199,542
Payable for variation margin on futures contracts	767,274
Payable for variation margin on centrally cleared swaps	88,651
Other payables and accrued expenses	1,031,355
Collateral on securities loaned	42,071,920
Total liabilities	2,918,714,615
Net Assets	$22,131,253,996
Net assets consist of:
Paid in capital	24,687,146,170
Total accumulated earnings (loss)	(2,555,892,174)
Net Assets	$22,131,253,996

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($22,131,253,996/2,486,278,672 shares)	$8.90

Other Information
Unaffiliated issuers, cost	24,496,796,302
Affiliated issuers, cost	437,738,553
Foreign currency holdings, cost	4,021,173
Securities loaned, market value	57,827,129
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$4,182,052
Dividends - affiliated issuers	23,397,801
Security lending income - unaffiliated issuers	5,564
Interest	1,041,667,620
Total investment income	1,069,253,037
Expenses
Management fee	62,387,360
Custodian fees and expenses	37,927
Independent trustees' fees and expenses	47,642
Registration fees	140,369
Audit	151,929
Legal	65,975
Commitment fee	25,068
Miscellaneous	208,101
Total expenses	63,064,371
Expense reductions	(42,178)
Total expenses after reductions	63,022,193
Net investment income (loss)	1,006,230,844
Net realized gain (loss)
Investments - unaffiliated issuers	(159,902,646)
Investments - affiliated issuers	(29,434)
Forward foreign currency contracts	7,091,339
Foreign currency transactions	5,724,693
Futures contracts	(53,651,721)
Swaps	4,415,716
Written options	225,651
Net realized gain (loss)	(196,126,402)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(347,218,856)
Investments - affiliated issuers	17,092
Forward foreign currency contracts	(1,631,637)
Assets and liabilities in foreign currencies	(162,554)
Futures contracts	(18,885,382)
Swaps	9,455,683
TBA sale commitments	12,059,499
Total change in net unrealized appreciation (depreciation)	(346,366,155)
Net gain (loss)	(542,492,557)
Net increase (decrease) in net assets resulting from operations	$463,738,287
Other Information
Income from securities lending - Affiliated Issuers	453,469

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,006,230,844	$947,065,578
Net realized gain (loss)	(196,126,402)	(225,298,787)
Change in net unrealized appreciation (depreciation)	(346,366,155)	103,343,930
Net increase (decrease) in net assets resulting from operations	$463,738,287	$825,110,721
Distributions to shareholders
Distributions to shareholders	(998,218,119)	(930,296,178)
Total distributions	(998,218,119)	(930,296,178)
Net increase (decrease) in net assets resulting from share transactions	1,114,504,269	1,654,768,969
Total increase (decrease) in net assets	580,024,437	1,549,583,512
Net Assets
Beginning of period	21,551,229,559	20,001,646,047
End of period	$22,131,253,996	$21,551,229,559
Financial Highlights
Fidelity® SAI Total Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.12	$9.17	$8.83	$9.18	$10.67
Income from Investment Operations
Net investment income (loss) A, B	.41	.43	.43	.39	.27
Net realized and unrealized gain (loss)	(.22)	(.06)	.31	(.36)	(1.43)
Total from investment operations	.19	.37	.74	.03	(1.16)
Distributions
Distributions from net investment income	(.41)	(.42)	(.40)	(.38)	(.26)
Distributions from net realized gain	-	-	-	-	(.07)
Total distributions	(.41)	(.42)	(.40)	(.38)	(.33)
Net asset value, end of period	$8.90	$9.12	$9.17	$8.83	$9.18
Total Return C	2.09%	4.16%	8.67%	.41%	(11.04)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	.29%	.29%	.29%	.30%	.30%
Ratio of expenses to average net assets net of fee waivers, if any	.29%	.29%	.29%	.30%	.30%
Ratio of expenses to average net assets net of all reductions, if any	.28%	.29%	.29%	.30%	.30%
Ratio of net investment income (loss) to average net assets	4.55%	4.72%	4.79%	4.36%	2.68%
Net assets, end of period	$22,131,253,996	$21,551,229,559	$20,001,646,047	$20,351,265,990	$19,303,851,024
Portfolio turnover rate F	154%	214%	222%	204%	132%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® SAI Total Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Payment in kind (PIK) income is accrued as earned and capitalized to the cost basis of the related debt security.

For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the Statement of Operations. If a fund has a significant exposure to TIPS such adjustments may result in negative interest and may have a significant impact on distributions.

Certain fees are earned in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as interest in the financial statements.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, certain conversion ratio adjustments, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, defaulted bonds, foreign currency transactions, futures transactions, market discount, partnerships, passive foreign investment companies (PFIC), swap agreements, losses deferred due to offsetting positions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Total Bond Fund	24,846,404,789	175,898,706	(1,198,530,530)	(1,022,631,824)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® SAI Total Bond Fund	22,479,788	(1,555,297,359)	(1,023,074,601)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® SAI Total Bond Fund	(426,665,302)	(1,128,632,057)	(1,555,297,359)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® SAI Total Bond Fund	998,218,119	998,218,119

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® SAI Total Bond Fund	930,296,178	930,296,178

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options, futures contracts, forward foreign currency contracts, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, forward foreign currency contracts and bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® SAI Total Bond Fund
Credit Risk
Swaps	2,271,719	(1,685,600)	(1,891,922)	937,377
Total Credit Risk	2,271,719	(1,685,600)	(1,891,922)	937,377
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,443,987	(6,575)	7,091,339	(1,631,637)
Total Foreign Exchange Risk	1,443,987	(6,575)	7,091,339	(1,631,637)
Interest Rate Risk
Futures Contracts	400,104	(9,672,651)	(53,651,721)	(18,885,382)
Swaps	2,115,611	(46,010)	6,307,638	8,518,306
Purchased Swaptions	7,117,097	-	(3,574,877)	3,418,585
Written Swaptions	-	-	225,651	-
Total Interest Rate Risk	9,632,812	(9,718,661)	(50,693,309)	(6,948,491)

Totals	13,348,518	(11,410,836)	(45,493,892)	(7,642,751)

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For forward foreign currency contracts, gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® SAI Total Bond Fund
Forward Foreign Currency Contracts	280,512,340
Futures Contracts	2,560,359,306
Purchased Swaptions	381,561,667
Written Swaptions	17,343,333
Swaps	828,641,549

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® SAI Total Bond Fund	18,141,306,829	17,869,726,795

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Total Bond Fund	0.282

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® SAI Total Bond Fund	$38,670

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® SAI Total Bond Fund	126

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® SAI Total Bond Fund	48,543	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® SAI Total Bond Fund	18,075,636

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Total Bond Fund	42,178

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® SAI Total Bond Fund
Fidelity® SAI Total Bond Fund	998,218,119	930,296,178
Total	998,218,119	930,296,178

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® SAI Total Bond Fund
Shares sold	76,632,304	195,910,828	700,583,704	1,775,318,071
Reinvestment of distributions	109,688,517	102,808,501	998,218,119	930,294,619
Shares redeemed	(64,117,371)	(115,268,021)	(584,297,554)	(1,050,843,721)
Net increase (decrease)	122,203,450	183,451,308	1,114,504,269	1,654,768,969

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers ® Core Income Fund	Strategic Advisers ® Fidelity ® Core Income Fund
Fidelity ® SAI Total Bond Fund	12%	88%
Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity ® SAI Total Bond Fund	100
  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Total Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Total Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 36.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $998,218,119 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887627.107
STB-ANN-1026
Fidelity® Investment Grade Bond Fund

Annual Report
August 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Investment Grade Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 9.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2026-17A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9139% 7/20/2039 (b)(c)(j)	7,178,000	7,178,036
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (b)(c)(j)	2,794,000	2,799,764
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.0602% 1/25/2039 (b)(c)(j)	7,440,000	7,455,118
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 7/18/2038 (b)(c)(j)	8,010,000	8,043,177
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9637% 1/21/2039 (b)(c)(j)	8,593,000	8,594,023
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (b)(c)(j)	7,105,000	7,120,183
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (b)(c)(j)	8,359,000	8,365,487
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0829% 1/15/2038 (b)(c)(j)	7,281,000	7,290,145
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0692% 10/20/2037 (b)(c)(j)	7,423,000	7,428,938
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8829% 4/16/2038 (b)(c)(j)	9,366,000	9,347,784
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (b)(c)(j)	6,993,000	7,003,594
TOTAL BAILIWICK OF JERSEY		80,626,249
BERMUDA - 0.1%
OHA Credit Funding Ltd Series 2026-18RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.7682% 7/20/2039 (b)(c)(j)	9,311,000	9,331,577
OHA Credit Funding Ltd Series 2026-18RA Class A2, CME Term SOFR 3 month Index + 1.35%, 4.9182% 7/20/2039 (b)(c)(j)	494,000	493,134
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.9329% 4/15/2041 (b)(c)(j)	5,687,000	5,687,000
TOTAL BERMUDA		15,511,711
CANADA - 0.0%
Evergreen Credit Card Trust Series 2025-CRT5 Class B, 5.24% 5/15/2029 (j)	620,000	622,743
GRAND CAYMAN (UK OVERSEAS TER) - 4.4%
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (b)(c)(j)	8,847,000	8,846,328
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0895% 7/17/2037 (b)(c)(j)	7,525,000	7,527,829
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.9492% 10/20/2038 (b)(c)(j)	14,203,000	14,225,030
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 4/19/2039 (b)(c)(j)	9,803,000	9,817,606
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (b)(c)(j)	7,959,000	7,968,973
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0692% 7/20/2038 (b)(c)(j)	6,507,000	6,532,839
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 7/15/2038 (b)(c)(j)	7,855,000	7,875,839
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1018% 4/25/2034 (b)(c)(j)	4,425,910	4,426,901
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.1229% 10/15/2037 (b)(c)(j)	5,875,000	5,883,807
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9929% 4/15/2038 (b)(c)(j)	7,609,000	7,616,107
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.0129% 1/15/2038 (b)(c)(j)	5,474,000	5,482,211
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0992% 10/20/2037 (b)(c)(j)	9,089,000	9,098,962
Barings CLO Ltd Series 2026-3A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.8944% 7/20/2039 (b)(c)(j)	5,358,000	5,364,848
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.0251% 7/24/2035 (b)(c)(j)	2,881,564	2,883,417
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 5.0002% 1/25/2039 (b)(c)(j)	8,050,000	8,054,991
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9729% 1/15/2039 (b)(c)(j)	7,356,000	7,370,094
Benefit Street Partners CLO V-B Ltd Series 2026-5BA Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.9392% 7/20/2039 (b)(c)(j)	5,190,000	5,198,958
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (b)(c)(j)	6,989,000	7,002,726
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (j)	6,778,984	6,435,944
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (b)(c)(j)	5,779,000	5,792,280
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9492% 1/20/2039 (b)(c)(j)	8,343,000	8,354,021
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/20/2037 (b)(c)(j)	6,156,000	6,163,412
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.0102% 1/25/2038 (b)(c)(j)	5,939,000	5,942,409
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2038 (b)(c)(j)	6,127,000	6,142,434
Cedar Funding XX CLO Ltd Series 2026-20A Class A1, 0% 10/20/2039 (b)(d)(j)	5,854,000	5,854,029
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.0229% 10/15/2038 (b)(c)(j)	7,136,000	7,153,348
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.0022% 10/23/2038 (b)(c)(j)	4,737,000	4,747,132
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (b)(c)(j)	8,843,000	8,851,816
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.1429% 10/15/2037 (b)(c)(j)	7,571,000	7,577,216
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.1329% 10/15/2037 (b)(c)(j)	9,611,000	9,615,642
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.9129% 4/15/2038 (b)(c)(j)	7,554,000	7,555,654
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9732% 11/20/2038 (b)(c)(j)	13,521,000	13,540,741
Flatiron CLO 29 Ltd Series 2026-29A Class A1, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2039 (b)(c)(d)(j)	7,113,000	7,113,036
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.9292% 1/18/2039 (b)(c)(j)	7,415,000	7,428,733
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.0232% 10/22/2038 (b)(c)(j)	7,088,000	7,105,082
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/19/2037 (b)(c)(j)	9,504,000	9,511,603
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (j)	5,742,813	5,719,779
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (b)(c)(j)	8,757,000	8,774,733
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (j)	1,071,867	1,061,146
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (j)	492,448	488,752
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (b)(c)(j)	5,475,000	5,469,656
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.1302% 7/25/2038 (b)(c)(j)	7,168,000	7,191,740
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (b)(c)(j)	5,301,000	5,303,984
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.1002% 1/25/2038 (b)(c)(j)	4,723,000	4,731,246
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.1029% 7/15/2037 (b)(c)(j)	9,144,000	9,144,000
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2026-29AR Class AR2, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/15/2039 (b)(c)(j)	9,144,000	9,144,047
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.9602% 1/25/2038 (b)(c)(j)	7,013,000	7,013,645
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9929% 1/15/2038 (b)(c)(j)	9,555,000	9,563,475
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2038 (b)(c)(j)	9,036,000	9,027,660
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/20/2037 (b)(c)(j)	6,559,000	6,581,629
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.1292% 7/18/2038 (b)(c)(j)	7,178,000	7,187,906
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2037 (b)(c)(j)	12,246,000	12,259,801
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8437% 1/21/2038 (b)(c)(j)	6,618,000	6,596,008
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.0751% 10/24/2038 (b)(c)(j)	7,502,000	7,518,594
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 4.9529% 10/15/2038 (b)(c)(j)	5,115,000	5,124,417
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9592% 4/20/2038 (b)(c)(j)	4,975,000	4,987,955
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.968% 7/20/2039 (b)(c)(j)	7,587,000	7,596,347
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.0232% 1/22/2038 (b)(c)(j)	8,640,000	8,654,999
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0592% 10/20/2037 (b)(c)(j)	7,074,000	7,082,524
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.8732% 2/20/2038 (b)(c)(j)	6,798,000	6,797,891
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/18/2038 (b)(c)(j)	2,952,000	2,956,703
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.9192% 4/20/2039 (b)(c)(j)	6,636,000	6,637,639
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (b)(c)(j)	5,564,039	5,565,574
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.5406% 2/15/2033 (b)(c)(j)	5,665,608	5,660,599
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 10/20/2038 (b)(c)(j)	3,230,000	3,231,085
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (j)	3,240,666	3,185,607
Rowe CLO Ltd Series 2026-2A Class A1, CME Term SOFR 3 month Index + 1.26%, 5.0923% 7/20/2039 (b)(c)(j)	6,070,000	6,076,604
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.1029% 10/15/2039 (b)(c)(j)	3,769,000	3,774,367
RR 7 Ltd Series 2026-7A Class A1A2, CME Term SOFR 3 month Index + 1.24%, 5.0182% 10/15/2039 (b)(c)(j)	10,760,000	10,781,520
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (b)(c)(j)	5,407,000	5,403,977
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2041 (b)(c)(j)	8,576,000	8,578,633
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.0295% 7/17/2038 (b)(c)(j)	4,620,000	4,628,977
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9995% 10/17/2038 (b)(c)(j)	7,117,000	7,126,373
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0695% 7/17/2038 (b)(c)(j)	5,873,000	5,881,005
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (j)	570,593	568,893
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.5718% 4/6/2042 (b)(c)(j)	491,000	395,385
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (b)(c)(j)	2,762,000	2,767,878
Voya CLO Ltd Series 2026-1A Class A1AR, CME Term SOFR 3 month Index + 1.22%, 4.9825% 7/15/2039 (b)(c)(j)	6,000,000	6,005,754
Wellington Management CLO 6 Ltd Series 2026-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/20/2038 (b)(c)(d)(j)	6,073,000	6,079,638
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		524,390,143
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (j)	1,464,942	1,468,463
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/18/2039 (b)(c)(j)	10,082,000	10,101,609
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (b)(c)(j)	6,465,000	6,458,988
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 1/20/2038 (b)(c)(j)	4,679,000	4,691,830
TOTAL MULTI-NATIONAL		21,252,427
UNITED STATES - 3.8%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (j)	4,126,165	4,116,579
AASET Trust Series 2026-1A Class A1, 5.646% 7/16/2051 (j)	2,396,911	2,377,736
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (j)	3,734,490	3,757,079
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (j)	3,414,315	3,434,966
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (j)	322,980	323,431
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (j)	2,300,000	2,301,406
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (j)	7,500,000	7,431,121
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (j)	4,500,000	4,468,180
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (j)	2,490,000	2,468,430
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (j)	5,265,000	5,222,371
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	637,311	639,028
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (j)	5,518,098	5,505,799
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (j)	254,827	253,375
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (j)	62,691	62,261
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (j)	1,319,071	1,319,499
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (j)	34,005	34,007
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (j)	2,700,000	2,679,003
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class A, 5.13% 10/20/2028 (j)	1,200,000	1,204,142
Avis Budget Rental Car Funding AESOP LLC Series 2026-4A Class A, 5.09% 12/20/2032 (j)	2,000,000	1,980,748
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (j)	852,554	843,320
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (j)	5,411,221	5,418,976
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2037 (j)	904,292	896,786
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (j)	274,350	275,492
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,247,674	1,254,657
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,102,727	1,109,651
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	953,518	954,307
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	650,059	652,440
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	828,953	826,874
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	2,300,000	2,298,055
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (j)	537,467	533,695
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (j)	491,196	487,267
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (j)	1,843,770	1,823,681
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (j)	2,300,000	2,292,650
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (j)	938,809	942,382
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (j)	261,665	262,439
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (j)	1,550,000	1,504,185
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (j)	3,178,710	3,143,785
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (j)	571,020	557,640
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (j)	7,251,383	6,350,260
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (j)	6,069,138	5,957,771
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (j)	4,922,800	4,781,970
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (j)	5,255,000	5,186,680
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (j)	4,444,000	4,389,787
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (j)	1,191,687	1,190,043
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (j)	121,413	121,576
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (j)	1,391,256	1,400,750
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (j)	2,900,000	2,875,090
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (j)	10,528,000	10,450,373
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (j)	6,966,720	6,650,244
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (j)	271,328	246,231
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (j)	1,800,000	1,774,937
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (j)	307,563	309,452
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (j)	718,651	722,821
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	2,550,000	2,539,136
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	638,462	639,019
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (j)	1,400,000	1,407,672
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (j)	15,175,170	15,010,480
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (j)	6,858,752	6,772,602
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (j)	9,861,052	9,840,279
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (j)	700,000	703,982
Goldentree Loan Management US CLO 14 Ltd Series 2026-31A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9491% 7/20/2040 (b)(c)(j)	7,222,000	7,240,979
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.8992% 10/20/2039 (b)(c)(j)	4,752,000	4,753,483
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (j)	517,526	518,086
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (j)	1,140,000	1,140,866
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.9902% 1/25/2038 (b)(c)(j)	6,652,000	6,652,000
Greensky Home Improvement Issuer Trust Series 2026-A Class A3, 5.14% 12/15/2070 (j)	3,050,000	3,041,791
Haloan Series 2026-1A Class A, 5.39% 8/20/2041 (j)	8,800,000	8,783,724
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (j)	132,409	132,580
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (j)	1,030,322	1,031,085
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (j)	6,230,125	6,188,206
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (j)	4,410,450	4,378,129
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	582,852	583,066
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (j)	2,000,000	1,998,118
M&T Equipment Notes Series 2026-1A Class A3, 4.8% 11/18/2030 (j)	1,595,000	1,591,814
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (b)(c)(j)	7,494,000	7,497,889
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	3,128,773	3,129,082
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (j)	113,103	113,275
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (j)	697,635	698,632
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (j)	2,900,000	2,894,837
MMAF Equipment Finance LLC Series 2023-A Class A3, 5.54% 12/13/2029 (j)	1,170,513	1,178,719
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (j)	10,401,373	10,089,532
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (j)	2,600,000	2,607,915
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9695% 10/17/2038 (b)(c)(j)	7,075,000	7,084,198
Oha Credit Funding 22-R Ltd Series 2026-22RA, CME Term SOFR 3 month Index + 1.2%, 4.9674% 10/20/2039 (b)(c)(j)	6,877,000	6,877,034
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (j)	876,739	861,422
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (j)	300,000	298,421
Onemain Financial Issuance Trust Series 2026-1A Class A, 4.98% 7/14/2039 (j)	2,100,000	2,091,866
OneMain Financial Issuance Trust Series 2026-2A Class A, 4.98% 1/14/2038 (j)	2,500,000	2,493,554
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (j)	1,300,000	1,298,208
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (j)	4,400,000	4,374,679
Optn Series 2026-A Class A, 4.32% 1/9/2034 (j)	2,715,000	2,686,589
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (j)	7,951,375	7,897,303
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (j)	859,368	861,377
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (j)	2,180,000	2,172,703
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (j)	1,695,000	1,676,458
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (j)	5,615,021	5,433,643
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (j)	527,871	533,812
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (j)	4,505,000	4,474,817
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (j)	16,215,705	15,410,851
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (j)	5,543,925	5,112,951
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (j)	5,107,200	5,018,541
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (j)	1,323,292	1,326,632
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (j)	1,300,000	1,294,289
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0708% 7/25/2054 (b)(c)(j)	611,508	610,131
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(j)	459,448	452,602
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (j)	459,604	459,752
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (j)	3,064,080	3,057,623
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (j)	3,034,847	3,029,702
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (j)	2,400,000	2,398,155
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	1,726,508	1,727,636
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	2,000,000	1,986,044
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (j)	2,300,000	2,220,261
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (j)	112,973	113,046
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (j)	309,721	309,894
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (j)	706,114	707,315
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (j)	745,924	749,707
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (j)	771,409	769,391
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (j)	900,000	886,731
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (j)	4,598,438	4,590,471
SoFi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (j)	3,423,126	3,411,101
SoFi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (j)	700,000	692,690
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (j)	6,426,533	6,334,284
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (j)	12,326,445	12,347,278
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (j)	7,328,468	7,317,415
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (j)	9,539,093	9,086,380
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (j)	12,893,348	12,601,706
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (j)	4,704,210	4,555,110
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (j)	10,275,000	10,024,285
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6418% 9/25/2034 (b)(c)	2,788	2,959
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (j)	2,555,276	2,535,991
Towd Point Mortgage Trust Series 2017-6 Class A2, 3% 10/25/2057 (j)	2,400,000	2,308,482
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (j)	525,404	521,932
Upgrade Master Pass-Thru Trust Series 2026-ST2 Class A, 4.413% 6/15/2034 (j)	2,377,898	2,376,177
Upstart Securitization Trust Series 2026-3 Class A2, 4.77% 7/20/2036 (j)	600,000	599,087
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (j)	506,208	507,743
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (j)(k)	1,301,214	1,297,219
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (b)(j)	1,569,656	1,568,532
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (j)	2,200,000	2,198,530
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (j)	312,261	312,395
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (j)	180,560	180,868
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (j)	656,348	659,791
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (j)	4,587,998	4,585,647
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (j)	4,847,853	4,834,546
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (j)	1,000,000	991,590
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (j)	5,652,955	5,607,730
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (j)	13,112	13,194
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (j)	3,484,578	3,426,578
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	396,791	396,946
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	301,416	302,151
TOTAL UNITED STATES		446,168,552
TOTAL ASSET-BACKED SECURITIES (Cost $1,092,801,139)		1,090,040,288

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,865,000	1,901,154
Keybank National Association 6.95% 2/1/2028	725,000	745,315
Morgan Stanley Bank NA 4.788% 5/10/2030 (b)	3,744,000	3,725,518
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,685,000	2,784,462

TOTAL UNITED STATES		9,156,449
TOTAL BANK NOTES (Cost $8,885,412)		9,156,449

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (b)(j)	2,412,105	2,380,962
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(j)	523,700	522,473
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (j)(k)	1,795,647	1,778,688
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(j)	570,612	568,605
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(j)	1,042,064	1,031,953
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (j)	3,437,921	3,386,735
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (b)(j)	1,108,574	1,093,901
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(j)	1,189,957	1,188,562
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(j)(l)	342,915	34
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.6745%, 4.0526% 5/27/2037 (b)(c)(j)	211,305	204,323
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	3,414	3,436
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	4,732	4,759
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	5,858	5,911
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	4,411	4,449
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	6,692	6,782
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	2,222	2,245
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 4.7377% 8/25/2031 (b)(c)	7,855	7,920
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	1,495	1,523
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	4,622	4,747
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5577% 2/25/2032 (b)(c)	901	905
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7507% 3/18/2032 (b)(c)	1,607	1,622
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 4/25/2032 (b)(c)	3,233	3,258
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 10/25/2032 (b)(c)	2,081	2,101
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5077% 1/25/2032 (b)(c)	821	823
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2077% 11/25/2032 (b)(c)	3,138	3,137
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7923% 11/25/2032 (b)(m)	654	10
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 11/25/2032 (b)(c)	3,166	3,191
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 12/25/2033 (b)(m)	38,702	3,681
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 3/25/2033 (b)(m)	2,119	176
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	61,256	61,145
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	279,100	281,800
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	652,773	651,573
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (o)	5,967	5,160
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	55,740	54,824
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	198,831	198,460
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9623% 6/25/2035 (b)(m)	43,525	2,091
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	806,175	816,432
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	145,143	145,056
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7801% 8/25/2035 (b)(c)	874	876
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	94,977	94,250
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	20,508	20,690
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9223% 11/25/2036 (b)(m)	27,819	1,777
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8823% 12/25/2036 (b)(m)	15,160	1,150
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (o)	19,214	17,328
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (o)	35,886	30,741
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (o)	5,136	4,244
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6823% 5/25/2037 (b)(m)	10,355	726
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.074% 6/25/2037 (b)(c)	8,158	9,836
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (b)(c)	10,658	12,701
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (b)(c)	1,575	1,693
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	380,701	379,998
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	64,425	60,902
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	426,031	404,604
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	40,354	41,205
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	191,805	187,185
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (m)	24,042	228
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	151,756	139,156
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	217,834	204,071
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2923% 1/25/2044 (b)(m)	52,138	4,173
Fannie Mae Guaranteed REMIC Series 2013-41 Class DA, 1.75% 2/25/2043	8,016,496	7,147,943
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (m)	231,963	30,417
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	281,819	268,292
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	5,987,541	5,088,808
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	2,889,461	2,667,345
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (m)	140,634	17,281
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (m)	2,168,999	444,064
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	462,883	403,256
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	469,509	381,841
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,151,078	1,009,757
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	357,330	328,159
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	3,213,178	2,924,144
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	1,004,247	939,405
Fannie Mae Guaranteed REMIC Series 2022-20 Class IO, 4.5% 4/25/2048 (m)	4,669,470	853,734
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,828,655	2,490,880
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	286,452	278,288
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	898,887	799,231
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 8/25/2052 (b)(c)	1,650,730	1,630,408
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 9/25/2052 (b)(c)	3,573,870	3,529,874
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (b)(c)	1,150,541	1,138,688
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (b)(c)	4,074,291	4,024,076
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	504,623	463,612
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	580,934	532,062
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (b)(c)	1,941,000	1,972,637
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2053 (b)(c)	915,290	921,668
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 12/25/2054 (b)(c)	3,217,198	3,228,840
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 12/25/2054 (b)(c)	1,011,838	1,017,728
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	213	215
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (o)	11,944	10,150
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (o)	19,910	16,817
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (m)	30,292	713
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	44,770	42,073
Fannie Mae Mortgage pass-thru certificates Series 2020-62 Class GA, 2% 7/25/2044	840,179	787,237
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (b)(c)	1,228,620	1,235,142
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2432% 8/25/2054 (b)(c)	1,631,308	1,654,364
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (b)(c)	732,390	734,939
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (b)(c)	884,636	890,832
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (b)(c)	1,058,536	1,065,483
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (b)(c)	1,690,153	1,701,529
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	826,322	829,277
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	701,631	689,118
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 4.6877% 6/25/2036 (b)(c)	767,384	774,377
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 4.6777% 3/25/2036 (b)(c)	593,971	600,148
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	910,719	895,466
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	963,003	938,191
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (m)	9,089	1,074
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (m)	8,666	1,045
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(m)	5,726	805
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(m)	4,581	575
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (m)	5,488	772
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(m)	4,223	651
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (m)	38,573	5,678
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	1,257	1,267
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	4,761	4,800
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	562,456	552,386
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	461,560	450,009
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	6,326,874	4,964,847
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	234,796	204,517
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	239,386	208,784
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	2,442	2,469
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	18,558	18,777
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	857	867
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	2,608	2,635
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	22,126	22,405
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	5,073	5,131
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	2,934	2,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	1,673	1,691
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	12,707	12,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	50,395	51,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.551% 1/15/2032 (b)(c)	736	740
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (b)(c)	974	980
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.751% 3/15/2032 (b)(c)	966	975
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 6/15/2031 (b)(c)	1,345	1,353
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (b)(c)	500	503
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	6,481	6,622
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	9,758	9,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	16,943	17,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.151% 11/15/2032 (b)(c)	11,282	11,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	40,752	41,164
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 2/15/2033 (b)(c)	188,588	189,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.151% 3/15/2034 (b)(c)	258,810	257,872
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	20,303	20,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	738,916	738,703
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	209,380	207,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	76,256	78,014
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	7,205	7,285
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	126,504	125,069
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	42,326	42,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.849% 2/15/2036 (b)(m)	13,620	950
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (o)	46,069	38,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (o)	7,190	6,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (o)	24,239	20,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (o)	33,245	27,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	45,296	46,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	160,225	160,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.909% 11/15/2036 (b)(m)	56,147	3,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	11,195	11,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.829% 6/15/2037 (b)(m)	40,165	3,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.001% 5/15/2037 (b)(c)	48,600	48,164
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	154,442	154,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	217,774	217,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	1,218,978	1,202,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	1,707,185	1,685,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	29,213	28,870
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	173,203	162,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (m)	29,238	1,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (m)	50,922	903
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	65,969	64,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	329,881	317,446
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	1,750,402	1,385,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	320,031	263,856
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	238,458	207,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	300,100	262,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	216,140	188,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	270,479	242,329
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	181,240	158,327
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	5,450,922	4,791,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	181,241	158,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	205,016	183,852
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	980,244	884,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	219,816	197,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	831,918	746,649
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	831,918	746,649
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1932% 7/25/2052 (b)(c)	357,994	353,618
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3132% 8/25/2052 (b)(c)	744,528	736,356
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3932% 9/25/2052 (b)(c)	1,323,598	1,305,356
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3432% 9/25/2052 (b)(c)	855,850	843,381
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2932% 9/25/2052 (b)(c)	583,547	577,635
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 8/25/2053 (b)(c)	1,510,741	1,514,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (b)(c)	1,025,446	1,032,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 10/25/2054 (b)(c)	781,864	784,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	1,731,410	1,738,479
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (b)(c)	600,601	599,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (b)(c)	1,125,577	1,131,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	1,184,812	1,188,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 4/25/2055 (b)(c)	1,388,663	1,388,033
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	5,289	5,342
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	3,073	3,104
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	812	818
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (o)	15,562	12,840
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1879% 5/20/2060 (b)(c)(h)	24,976	24,882
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0819% 8/20/2060 (b)(c)(h)	491,606	489,318
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1619% 12/20/2060 (b)(c)(h)	294,042	293,226
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 12/20/2060 (b)(c)(h)	232,328	232,032
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 2/20/2061 (b)(c)(h)	264,024	263,658
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2719% 2/20/2061 (b)(c)(h)	288,835	288,381
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 4/20/2061 (b)(c)(h)	166,778	166,599
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (b)(c)(h)	308,058	307,651
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (b)(c)(h)	206,113	205,841
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3119% 6/20/2061 (b)(c)(h)	207,225	207,055
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3319% 9/20/2061 (b)(c)(h)	73,722	73,682
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 10/20/2061 (b)(c)(h)	262,402	262,475
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 11/20/2061 (b)(c)(h)	245,131	245,405
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 1/20/2062 (b)(c)(h)	131,560	131,806
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 1/20/2062 (b)(c)(h)	262,081	262,291
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 3/20/2062 (b)(c)(h)	179,468	179,605
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4319% 5/20/2061 (b)(c)(h)	911	910
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.3019% 10/20/2062 (b)(c)(h)	3,642	3,638
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (h)	8	7
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (h)	1,255	1,215
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1419% 3/20/2063 (b)(c)(h)	6,284	6,262
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.3819% 8/20/2063 (b)(c)(h)	10,272	10,273
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 1/20/2064 (b)(c)(h)	19,385	19,389
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 12/20/2063 (b)(c)(h)	37,882	37,890
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 6/20/2064 (b)(c)(h)	56,529	56,469
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0619% 5/20/2063 (b)(c)(h)	9,236	9,130
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (h)	1,665	1,563
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9819% 4/20/2063 (b)(c)(h)	13,702	13,603
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(h)	76,288	74,419
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.49% 5/20/2066 (b)(c)(h)	259,531	259,662
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1819% 12/20/2062 (b)(c)(h)	4,125	4,108
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	304,420	273,161
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.34% 8/20/2066 (b)(c)(h)	352,402	351,872
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (h)	1,504,497	1,472,840
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	694,789	703,333
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	61,332	61,327
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7463% 5/16/2034 (b)(m)	11,732	456
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4463% 8/17/2034 (b)(m)	15,129	1,051
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.6779% 6/16/2037 (b)(c)	1,109	1,188
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9363% 6/16/2037 (b)(m)	24,177	1,515
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2669% 7/20/2037 (b)(c)	195,523	196,165
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.2469% 1/20/2038 (b)(c)	52,612	52,737
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.6269% 8/20/2038 (b)(c)	266,100	270,143
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.6669% 9/20/2038 (b)(c)	207,881	211,263
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.3537% 11/16/2039 (b)(c)	306,076	307,840
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.2837% 12/16/2039 (b)(c)	162,237	162,860
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	45,013	43,002
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	618,131	590,371
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	2,915,719	2,744,655
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	136,363	130,203
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	1,244,699	1,231,608
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.4079% 3/20/2060 (b)(c)(h)	71,181	71,145
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (m)	21,785	356
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	69,995	68,960
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3331% 7/20/2041 (b)(m)	56,719	4,201
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1669% 8/20/2042 (b)(c)	214,241	211,573
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	79,549	79,082
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,182,482	1,069,497
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	457,591	415,525
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	759,818	681,359
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	623,283	564,560
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	233,041	213,383
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	1,176,349	1,055,332
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	650,248	579,677
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	534,071	478,232
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	658,672	598,199
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	586,304	541,839
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.143% 5/20/2065 (b)(h)	42,181	40,950
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (j)(k)	241,154	237,266
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (b)(j)	2,487,891	2,473,293
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(j)	861,779	860,441
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (b)(j)	2,548,730	2,532,580
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (j)	454,137	414,005
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (j)	2,995,428	2,888,518
OBX Series 2026-NQM11 Class A1FC, 5.592% 6/25/2066 (b)(j)	1,284,299	1,284,233
OBX Trust Series 2025-NQM1 Class A1FC, 4.731% 11/25/2065 (b)(j)	4,347,582	4,295,554
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (j)(k)	1,568,845	1,564,241
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (j)(k)	495,543	491,843
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(j)	921,698	907,421
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (b)(j)	2,929,010	2,910,695
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (j)	182,592	181,219
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (b)(j)	1,013,893	990,803
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (b)(j)	3,391,469	3,323,450
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (b)(j)	2,279,522	2,232,790
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (j)	147,677	147,654
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (b)(j)	1,365,872	1,354,977
Onslow Bay Financial Series 2026-R3 Class A1FC, 5.731% 7/25/2063 (j)(k)	4,013,213	4,020,626
PRET LLC Series 2026-RN4 Class A1, 5.8032% 8/25/2056 (b)(j)	2,078,660	2,078,656
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (j)(k)	1,413,782	1,366,314
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (j)	714,668	667,992
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (j)	3,535,064	3,412,333
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(j)	701,515	699,454
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (j)	429,237	422,994
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(j)	2,381,506	2,330,634
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(j)	519,969	506,950
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(j)	784,770	761,624
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (b)(j)	1,528,336	1,522,649
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (j)(k)	1,505,610	1,490,188
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (j)	1,089,762	1,078,913
RCO IX Mortgage LLC Series 2026-2 Class A1, 5.7646% 5/25/2031 (b)(j)	3,060,975	3,065,574
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (b)(j)	2,194,115	2,184,267
RCO Series 2026-3 Class A1, 5.724% 7/25/2031 (j)(k)	2,437,158	2,408,732
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (b)(c)	484	451
Towd Point Mortgage Trust Series 2015-6 Class B1, 3.7947% 4/25/2055 (b)(j)	2,000,000	1,931,868
Towd Point Mortgage Trust Series 2026-2 Class A1A, 4.5319% 7/20/2066 (b)(j)	3,476,029	3,401,762
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (j)	1,280,448	1,276,664
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(j)	1,082,985	1,079,452
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (j)(k)	1,306,666	1,301,993
Verus Securitization Trust Series 2026-5 Class A1FC, 5.362% 5/25/2071 (b)(j)	1,167,002	1,162,475
Verus Securitization Trust Series 2026-6 Class A1FC, 5.513% 7/27/2071 (j)(k)	496,546	495,713
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (j)(k)	3,421,822	3,405,864
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (b)(j)	954,770	945,991
TOTAL UNITED STATES		201,287,112
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $202,558,149)		201,287,112

Commercial Mortgage Securities - 7.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 7.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (b)(c)(j)	4,480,000	4,502,400
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 2/15/2043 (b)(c)(j)	4,147,000	4,147,000
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (b)(c)(j)	2,786,000	2,789,483
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (j)	2,549,893	2,534,702
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (j)	825,000	805,648
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	1,563,643	1,549,717
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	5,010,195	4,931,210
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	236,739	235,065
BANK Series 2018-BN12 Class ASB, 4.165% 5/15/2061	653,047	649,560
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	5,732,000	5,367,859
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	132,148	128,164
BANK Series 2021-BN33 Class XA, 1.0891% 5/15/2064 (b)(m)	14,967,638	503,814
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	1,100,000	1,123,645
BANK5 Series 2025-5YR16 Class XB, 0.5537% 8/15/2063 (b)(m)	8,100,000	123,648
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (b)(m)	4,400,000	109,336
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	3,700,000	3,744,534
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (j)	8,712,044	8,568,942
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.3818% 11/25/2035 (b)(c)(j)	10,298	10,075
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 4.4418% 11/25/2035 (b)(c)(j)	5,160	5,071
Bayview Commercial Asset Trust Series 2005-3A Class M2, CME Term SOFR 1 month Index + 0.8495%, 4.5168% 11/25/2035 (b)(c)(j)	7,157	7,056
Bayview Commercial Asset Trust Series 2005-3A Class M3, CME Term SOFR 1 month Index + 0.8795%, 4.5468% 11/25/2035 (b)(c)(j)	6,377	6,145
Bayview Commercial Asset Trust Series 2005-3A Class M4, CME Term SOFR 1 month Index + 1.0145%, 4.6818% 11/25/2035 (b)(c)(j)	7,978	7,756
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.3668% 1/25/2036 (b)(c)(j)	23,703	22,770
Bayview Commercial Asset Trust Series 2005-4A Class B1, CME Term SOFR 1 month Index + 2.2145%, 5.8818% 1/25/2036 (b)(c)(j)(l)	10,285	47,576
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.4568% 1/25/2036 (b)(c)(j)	7,632	7,371
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 4.4868% 1/25/2036 (b)(c)(j)	5,318	5,087
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 4.5318% 1/25/2036 (b)(c)(j)	7,763	7,410
Bayview Commercial Asset Trust Series 2005-4A Class M4, CME Term SOFR 1 month Index + 1.0295%, 4.6968% 1/25/2036 (b)(c)(j)	7,970	7,628
Bayview Commercial Asset Trust Series 2005-4A Class M5, CME Term SOFR 1 month Index + 1.0895%, 4.7568% 1/25/2036 (b)(c)(j)	7,970	7,629
Bayview Commercial Asset Trust Series 2005-4A Class M6, CME Term SOFR 1 month Index + 1.1645%, 4.8318% 1/25/2036 (b)(c)(j)	8,484	9,448
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.3218% 4/25/2036 (b)(c)(j)	7,351	6,941
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 4.3518% 4/25/2036 (b)(c)(j)	4,474	4,194
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 4.3818% 4/25/2036 (b)(c)(j)	4,722	4,415
Bayview Commercial Asset Trust Series 2006-1A Class M3, CME Term SOFR 1 month Index + 0.7445%, 4.4118% 4/25/2036 (b)(c)(j)	7,519	7,013
Bayview Commercial Asset Trust Series 2006-1A Class M4, CME Term SOFR 1 month Index + 0.8945%, 4.5618% 4/25/2036 (b)(c)(j)	4,261	3,998
Bayview Commercial Asset Trust Series 2006-1A Class M5, CME Term SOFR 1 month Index + 0.9545%, 4.6218% 4/25/2036 (b)(c)(j)	4,136	3,873
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 4.7418% 4/25/2036 (b)(c)(j)	4,449	4,172
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2468% 7/25/2036 (b)(c)(j)	6,564	6,357
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.2768% 7/25/2036 (b)(c)(j)	4,614	4,464
Bayview Commercial Asset Trust Series 2006-2A Class M3, CME Term SOFR 1 month Index + 0.6395%, 4.3068% 7/25/2036 (b)(c)(j)	7,089	6,829
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 4.4118% 7/25/2036 (b)(c)(j)	4,389	4,222
Bayview Commercial Asset Trust Series 2006-2A Class M5, CME Term SOFR 1 month Index + 0.8195%, 4.4868% 7/25/2036 (b)(c)(j)	5,885	5,654
Bayview Commercial Asset Trust Series 2006-3A Class M4, CME Term SOFR 1 month Index + 0.7595%, 4.4268% 10/25/2036 (b)(c)(j)(l)	7,774	64,920
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1868% 12/25/2036 (b)(c)(j)	48,909	47,017
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.2168% 12/25/2036 (b)(c)(j)	7,271	7,072
Bayview Commercial Asset Trust Series 2006-4A Class M2, CME Term SOFR 1 month Index + 0.5795%, 4.2468% 12/25/2036 (b)(c)(j)	9,026	8,764
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.2918% 12/25/2036 (b)(c)(j)	4,931	4,652
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1868% 3/25/2037 (b)(c)(j)	11,651	11,102
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.1868% 7/25/2037 (b)(c)(j)	42,592	39,817
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.2618% 7/25/2037 (b)(c)(j)	39,870	37,225
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.3368% 7/25/2037 (b)(c)(j)	13,610	12,654
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 4.3968% 7/25/2037 (b)(c)(j)	16,497	15,345
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 4.5168% 7/25/2037 (b)(c)(j)(l)	25,882	23,711
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.2168% 7/25/2037 (b)(c)(j)	14,270	13,503
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2468% 7/25/2037 (b)(c)(j)	7,565	7,052
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.2918% 7/25/2037 (b)(c)(j)	8,059	7,442
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.3368% 7/25/2037 (b)(c)(j)	13,010	12,137
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.5318% 7/25/2037 (b)(c)(j)	20,480	19,080
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.6818% 7/25/2037 (b)(c)(j)	17,973	16,888
BBCMS Mortgage Trust Series 2026-5C40 Class XB, 0.748% 2/15/2059 (b)(j)(m)	48,947,000	1,570,411
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	806,000	792,165
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	10,843,000	10,603,299
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,626,000	1,571,880
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	8,383,000	7,863,905
Benchmark Mortgage Trust Series 2020-B17 Class A5, 2.289% 3/15/2053	600,000	537,836
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	2,095,000	1,857,021
Benchmark Mortgage Trust Series 2024-V5 Class A3, 5.8053% 1/10/2057	2,500,000	2,535,143
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	1,700,000	1,718,025
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4882% 8/15/2058 (b)(m)	18,400,000	230,390
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (b)(c)(j)(l)	2,869,796	2,873,383
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3249% 9/15/2054 (b)	600,000	605,680
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.749% 10/15/2058 (b)(m)	10,500,000	306,026
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	1,200,000	1,178,642
BMO Mortgage Trust Series 2026-5C14 Class XB, 0.8595% 3/15/2059 (b)(m)	59,827,000	1,712,213
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (b)(c)(j)	5,567,000	5,570,465
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2808% 6/15/2041 (b)(c)(j)	2,749,000	2,749,000
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4805% 6/15/2041 (b)(c)(j)	1,944,000	1,944,607
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(j)	3,579,000	3,574,706
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (b)(c)(j)	4,344,000	4,349,430
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (b)(c)(j)	7,860,000	7,839,882
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (b)(c)(j)(l)	21,956,959	21,915,893
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0327% 3/15/2030 (b)(c)(j)	3,031,637	3,024,058
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1825% 3/15/2030 (b)(c)(j)	4,271,283	4,267,317
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (b)(c)(j)	14,902,621	14,921,249
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6853% 4/15/2034 (b)(c)(j)	2,703,893	2,690,494
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9853% 4/15/2034 (b)(c)(j)	2,644,000	2,612,044
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2853% 4/15/2034 (b)(c)(j)	1,748,000	1,720,648
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5853% 4/15/2034 (b)(c)(j)	1,835,000	1,788,854
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1302% 4/15/2037 (b)(c)(j)(l)	1,037,146	1,037,470
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (b)(c)(j)	10,871,523	10,891,907
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (b)(j)	7,469,114	7,480,784
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (b)(c)(j)	12,804,065	12,832,073
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (b)(c)(j)	10,941,696	10,948,535
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (b)(c)(j)(l)	2,496,049	2,502,289
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (b)(j)	10,690,000	10,716,725
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (b)(j)	13,781,000	12,835,067
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5792% 4/15/2037 (b)(c)(j)(l)	3,609,900	3,612,156
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9292% 4/15/2037 (b)(c)(j)(l)	814,800	815,564
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4782% 4/15/2037 (b)(c)(j)	681,800	683,067
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (b)(c)(j)	9,836,531	9,851,900
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3307% 4/15/2041 (b)(c)(j)	1,635,900	1,639,990
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5804% 4/15/2041 (b)(c)(j)(l)	1,358,000	1,361,395
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (b)(c)(j)(l)	5,935,355	5,946,483
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4307% 2/15/2039 (b)(c)(j)	767,900	769,820
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3304% 3/15/2041 (b)(c)(j)	2,533,300	2,538,842
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.5801% 3/15/2041 (b)(c)(j)	3,363,500	3,376,113
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0392% 6/15/2035 (b)(c)(j)	2,787,000	2,792,226
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (b)(j)	10,147,000	10,172,368
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (b)(c)(j)	8,223,272	8,233,551
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (b)(c)(j)	5,393,000	5,396,371
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (b)(j)	12,304,374	12,342,825
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	375,080	372,732
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	740,349	735,704
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(j)	7,319,000	7,238,864
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (j)	18,320,050	14,052,587
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (j)	11,763,618	9,418,730
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (j)	12,704,972	9,589,357
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	618,985	617,101
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	917,657	911,796
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4, 3.712% 4/14/2050	10,200,000	10,120,553
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	423,299	406,736
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	1,283,000	1,272,289
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,498,000	2,458,046
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (b)(j)	800,000	780,739
D2-Natixis Multifamily Series 2026-M1 Class A2, 5.2298% 8/15/2059	5,267,000	5,230,898
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(j)	2,275,000	2,278,410
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(j)	5,013,000	4,893,221
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (b)(c)(j)	7,695,000	7,704,619
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (b)(c)(j)	1,911,487	1,915,071
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2392% 10/15/2042 (b)(c)(j)	2,470,597	2,478,287
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4892% 10/15/2042 (b)(c)(j)	1,209,015	1,215,061
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (b)(c)(j)(l)	14,623,453	14,632,593
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0392% 2/15/2043 (b)(c)(j)(l)	1,356,661	1,360,052
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2392% 2/15/2043 (b)(c)(j)(l)	920,993	925,022
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8676% 10/25/2031 (b)	200,000	174,419
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6469% 4/25/2033 (b)	399,751	391,242
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6248% 3/25/2033 (b)	600,000	585,896
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	2,200,000	2,105,657
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8934% 9/25/2030 (b)	195,948	189,449
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	6,500,000	6,456,037
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	687,118	680,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	500,000	493,984
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	478,533	471,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,200,000	1,183,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	900,000	886,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,399,764	1,377,785
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,837,714	3,786,156
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	593,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	394,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,600,000	2,566,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	1,500,000	1,481,212
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,200,000	1,163,995
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	800,000	705,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	1,389,782	1,315,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	1,800,000	1,709,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	7,700,000	6,769,770
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	1,500,000	1,478,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 3/25/2029 (b)(c)	2,484,173	2,478,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	5,500,000	5,416,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	1,300,000	1,277,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	1,400,000	1,380,794
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	3,200,000	3,163,883
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	3,400,000	3,343,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	2,400,000	2,360,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (b)	1,200,000	1,171,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1698% 10/25/2030 (b)	12,590,831	12,570,058
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (b)(c)	5,993,957	5,986,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,500,000	1,466,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	2,600,000	2,532,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (b)(c)	10,704,778	10,691,041
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 10/25/2030 (b)(c)	3,397,486	3,393,121
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 11/25/2030 (b)(c)	6,898,656	6,894,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1098% 12/25/2030 (b)(c)	8,999,516	8,989,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1198% 12/25/2030 (b)	5,399,304	5,399,294
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 1/25/2031 (b)(c)	26,983,240	26,990,880
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1298% 2/25/2031 (b)	14,699,412	14,699,382
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (b)(c)	9,899,636	9,940,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (b)(c)	12,694,585	12,698,352
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (b)(c)	6,199,807	6,199,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (b)(c)	4,700,000	4,697,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K565 Class AS, U.S. 30-Day Avg. SOFR Index + 0.48%, 4.0998% 6/25/2031 (b)(c)	16,110,000	16,109,942
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.6344% 10/10/2048 (b)(l)(m)	836,753	548
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	394,735
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	636,085	633,574
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (b)(c)(j)(l)	1,200,000	1,199,250
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (j)	4,100,000	3,987,365
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(j)	4,394,000	4,328,770
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (j)	2,821,000	2,657,354
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (j)(l)	485,000	300,258
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(l)	955,000	428,690
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (j)	32,884,000	29,595,271
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (j)	12,900,000	11,735,094
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	23,474	23,399
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	629,913	627,346
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,823,000	1,658,268
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (b)(c)(j)	5,669,000	5,669,000
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (b)(c)(j)	12,720,000	11,972,700
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4331% 5/15/2039 (b)(c)(j)	8,835,000	7,719,581
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7323% 5/15/2039 (b)(c)(j)	4,950,000	3,978,563
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.1811% 5/15/2039 (b)(c)(j)(l)	4,400,000	2,854,500
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8535% 3/15/2038 (b)(c)(j)	161,375	157,675
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1535% 3/15/2038 (b)(c)(j)	1,471,400	1,411,215
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5035% 3/15/2038 (b)(c)(j)	1,285,200	1,210,086
LS Series 2026-HTL6 Class A, 5.1392% 12/15/2040 (b)(j)	4,000,000	4,000,000
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1392% 9/15/2040 (b)(c)(j)	2,200,000	2,195,891
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,056,000	3,983,734
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7045% 12/15/2036 (b)(c)(j)	300,000	186,747
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(j)	4,906,144	4,813,847
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.137% 12/15/2035 (b)(c)(j)	22,356,000	21,939,955
PFDR Trust Series 2026-DLVR Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 6/15/2043 (b)(c)(j)	3,400,000	3,405,313
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (b)(c)(j)	13,885,273	13,893,952
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (b)(c)(j)	2,073,689	2,074,985
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2892% 3/15/2043 (b)(c)(j)	2,301,701	2,303,140
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (j)	8,393,000	8,398,014
SCG Commercial Mortgage Trust Series 2026-MFP2 Class A, CME Term SOFR 1 month Index + 1.25%, 4.95% 8/15/2041 (b)(c)(j)	4,600,000	4,597,124
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 8/15/2042 (b)(c)(j)	3,550,000	3,552,219
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (j)	2,637,390	2,612,747
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (b)(j)	8,087,000	7,929,152
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (b)(c)(j)	11,133,000	11,139,958
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2316% 12/15/2039 (b)(c)(j)	2,152,000	2,152,000
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6311% 12/15/2039 (b)(c)(j)	1,586,000	1,586,000
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	549,805	546,772
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	1,312,477	1,278,876
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (j)	9,860,000	8,232,399
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (j)	510,000	413,278
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class A3, 5.486% 5/15/2059	2,600,000	2,624,218
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class ASB, 4.086% 8/15/2051	749,257	745,494
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	2,411,000	2,264,356
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	317,496	308,067
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.1195% 8/15/2054 (b)(m)	14,800,000	705,007
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	700,000	712,634
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (b)(c)(j)	3,900,000	3,880,501
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9298% 10/15/2041 (b)(c)(j)	2,000,000	1,991,459
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class A3, 5.789% 6/15/2059	3,800,000	3,874,839
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(j)	4,300,000	4,269,829
TOTAL UNITED STATES		828,655,187
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $855,626,425)		828,655,187

Fixed-Income Funds - 1.4%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (n) (Cost $178,500,990)	1,915,740	170,405,068

Non-Convertible Corporate Bonds - 23.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(j)	2,250,000	2,145,922
Westpac Banking Corp 4.11% 7/24/2034 (b)	3,103,000	3,009,816

TOTAL AUSTRALIA		5,155,738
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (j)	3,365,000	3,278,638
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cenovus Energy Inc 4.65% 3/20/2031	2,256,000	2,209,123
Cenovus Energy Inc 5.4% 3/20/2036	1,737,000	1,689,954
TOTAL ENERGY		3,899,077
TOTAL CANADA		7,177,715
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	3,090,000	2,763,542
Alibaba Group Holding Ltd 2.7% 2/9/2041	16,100,000	11,264,204

TOTAL CHINA		14,027,746
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 5.786% 1/13/2033 (b)(j)	10,422,000	10,573,389
Societe Generale SA 5.5% 4/13/2029 (b)(j)	7,117,000	7,163,341

TOTAL FRANCE		17,736,730
GERMANY - 0.3%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	8,509,000	7,867,442
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	11,000,000	10,953,507
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (b)	2,995,000	2,947,649
TOTAL FINANCIALS		21,768,598
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance LLC 5.125% 7/20/2031 (j)	6,970,000	6,912,420
Bayer US Finance LLC 5.375% 7/20/2033 (j)	3,676,000	3,630,868
TOTAL HEALTH CARE		10,543,288
TOTAL GERMANY		32,311,886
IRELAND - 0.6%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	5,268,000	5,252,483
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,518,000	5,300,353
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,903,000	5,326,740
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	10,000,000	9,707,426
TOTAL FINANCIALS		25,587,002
Industrials - 0.4%
Passenger Airlines - 0.1%
SMBC Aviation Capital Finance DAC 4.95% 7/23/2029 (j)	1,813,000	1,807,140
SMBC Aviation Capital Finance DAC 5.2% 7/23/2031 (j)	4,831,000	4,800,829
		6,607,969
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (j)	7,484,000	7,440,594
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (j)	11,618,000	11,343,554
Avolon Holdings Funding Ltd 4.7% 1/30/2031 (j)	2,300,000	2,235,488
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (j)	781,000	777,359
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (j)	4,217,000	4,225,487
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (j)	9,091,000	9,286,582
		35,309,064
TOTAL INDUSTRIALS		41,917,033
TOTAL IRELAND		67,504,035
JAPAN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 4.567% 7/16/2027 (j)	1,409,000	1,409,298
NTT Finance Corp 4.62% 7/16/2028 (j)	1,425,000	1,418,522
NTT Finance Corp 4.876% 7/16/2030 (j)	3,751,000	3,703,759
NTT Finance Corp 5.0115% 11/1/2031 (j)	5,866,000	5,772,954
NTT Finance Corp 5.2588% 11/1/2033 (j)	8,444,000	8,267,191
TOTAL COMMUNICATION SERVICES		20,571,724
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (b)	1,741,000	1,725,533
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (b)	2,457,000	2,409,557
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (b)	4,006,000	3,946,869
TOTAL FINANCIALS		8,081,959
TOTAL JAPAN		28,653,683
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	3,510,000	3,468,581
Petroleos Mexicanos 6.7% 2/16/2032	5,079,000	5,106,935
Petroleos Mexicanos 6.75% 9/21/2047	14,189,000	11,882,578
Petroleos Mexicanos 6.95% 1/28/2060	4,247,000	3,482,540
Petroleos Mexicanos 7.69% 1/23/2050	70,161,000	63,976,308

TOTAL MEXICO		87,916,942
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	3,151,000	3,059,466
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	9,086,000	8,816,802

TOTAL NETHERLANDS		11,876,268
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (j)	512,071	519,153
SAUDI ARABIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Avilease Capital Ltd 5.5% 6/30/2031 (j)	6,005,000	5,985,364
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 4.194% 4/1/2031 (b)(j)	30,399,000	29,457,767
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(j)	600,000	594,945
TOTAL SWITZERLAND		30,052,712
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 4.219% 5/24/2030 (b)	9,544,000	9,324,245
Barclays PLC 4.836% 5/9/2028	3,683,000	3,675,896
Barclays PLC 5.088% 6/20/2030 (b)	11,424,000	11,380,313
Barclays PLC 5.102% 6/26/2032 (b)	25,000,000	24,618,770
NatWest Group PLC 3.073% 5/22/2028 (b)	5,536,000	5,475,085
TOTAL FINANCIALS		54,474,309
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (j)	2,547,000	2,416,482
TOTAL UNITED KINGDOM		56,890,791
UNITED STATES - 20.0%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.8%
AT&T Inc 2.55% 12/1/2033	1,806,000	1,491,337
AT&T Inc 4.3% 2/15/2030	17,165,000	16,808,729
AT&T Inc 4.4% 4/30/2031	16,871,000	16,402,996
HUT 8 DC LLC 6.192% 11/15/2042 (j)	8,072,000	7,839,444
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (j)	3,639,000	3,586,978
Space Exploration Technologies Corp 5.35% 7/15/2031 (j)	18,011,000	17,604,850
Space Exploration Technologies Corp 5.65% 7/15/2033 (j)	23,420,000	22,594,150
Verizon Communications Inc 4.5% 8/10/2033	3,429,000	3,253,691
		89,582,175
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033	8,753,000	8,454,220
Meta Platforms Inc 5.25% 5/15/2036	6,669,000	6,418,440
		14,872,660
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,306,000	1,086,544
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	25,400,000	22,268,865
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	6,566,000	4,671,538
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	2,600,000	2,578,362
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	7,000,000	5,268,617
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	22,326,000	17,266,812
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	18,591,000	15,088,417
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,130,000	5,217,000
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,540,000	3,534,583
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	7,000,000	6,296,396
Time Warner Cable LLC 4.5% 9/15/2042	2,456,000	1,814,110
Time Warner Cable LLC 5.5% 9/1/2041	966,000	803,750
Time Warner Cable LLC 5.875% 11/15/2040	7,077,000	6,141,916
Time Warner Cable LLC 6.55% 5/1/2037	3,601,000	3,467,881
Time Warner Cable LLC 6.75% 6/15/2039	4,321,000	4,112,102
Time Warner Cable LLC 7.3% 7/1/2038	2,390,000	2,400,708
		102,017,601
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027	6,800,000	6,772,460
T-Mobile USA Inc 3.875% 4/15/2030	20,000,000	19,221,810
T-Mobile USA Inc 4.2% 10/1/2029	11,200,000	10,993,624
		36,987,894
TOTAL COMMUNICATION SERVICES		243,460,330
Consumer Discretionary - 1.1%
Automobiles - 0.1%
General Motors Financial Co Inc 5.85% 4/6/2030	3,042,000	3,110,943
Stellantis Finance US Inc 5.35% 3/17/2028 (j)	12,000,000	12,008,193
		15,119,136
Household Durables - 0.1%
Lennar Corp 5% 6/15/2027	8,419,000	8,434,592
Toll Brothers Finance Corp 4.35% 2/15/2028	2,908,000	2,893,678
		11,328,270
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	15,000,000	15,247,414
Hasbro Inc 4.65% 3/12/2031	13,011,000	12,734,984
		27,982,398
Specialty Retail - 0.5%
AutoNation Inc 4.45% 1/15/2029	22,900,000	22,580,847
AutoNation Inc 4.75% 6/1/2030	909,000	892,414
AutoZone Inc 4% 4/15/2030	21,631,000	20,893,403
AutoZone Inc 5.125% 6/15/2030	5,200,000	5,218,120
Lowe's Cos Inc 3.75% 4/1/2032	2,515,000	2,340,607
O'Reilly Automotive Inc 5.1% 3/12/2036	3,558,000	3,424,939
		55,350,330
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	20,094,000	17,938,469
TOTAL CONSUMER DISCRETIONARY		127,718,603
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5% 9/15/2034	5,350,000	5,169,698
Kroger Co/The 5.5% 9/15/2054	5,350,000	4,800,505
Mars Inc 4.8% 3/1/2030 (j)	7,465,000	7,427,117
Mars Inc 5% 3/1/2032 (j)	5,604,000	5,565,944
Mars Inc 5.2% 3/1/2035 (j)	4,658,000	4,590,212
		27,553,476
Food Products - 0.0%
Conagra Brands Inc 5.4% 8/1/2031	1,666,000	1,660,331
TOTAL CONSUMER STAPLES		29,213,807
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy Partners LP 5.35% 11/30/2036 (j)	4,913,000	4,777,995
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (j)	17,092,000	16,636,927
Columbia Pipelines Operating Co LLC 5.439% 2/15/2035 (j)	10,000,000	9,900,396
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (j)	1,258,000	1,294,175
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (j)	3,393,000	3,502,851
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (j)	1,014,000	1,044,250
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (j)	1,826,000	1,873,342
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (j)	1,093,000	1,137,122
DCP Midstream Operating LP 5.6% 4/1/2044	1,707,000	1,615,189
Energy Transfer LP 3.75% 5/15/2030	2,274,000	2,171,993
Energy Transfer LP 4.95% 6/15/2028	2,591,000	2,598,052
Energy Transfer LP 5% 5/15/2050	3,831,000	3,138,137
Energy Transfer LP 5.25% 4/15/2029	1,549,000	1,562,525
Energy Transfer LP 5.8% 6/15/2038	1,445,000	1,435,577
Hess Corp 7.125% 3/15/2033	839,000	928,546
Hess Corp 7.3% 8/15/2031	1,023,000	1,123,867
Hess Corp 7.875% 10/1/2029	2,921,000	3,180,155
Kinder Morgan Inc 3.6% 2/15/2051	18,000,000	12,092,909
MPLX LP 4.8% 2/15/2029	816,000	815,130
MPLX LP 4.95% 9/1/2032	7,989,000	7,832,094
MPLX LP 5.5% 2/15/2049	2,450,000	2,178,948
Occidental Petroleum Corp 5.375% 1/1/2032	9,652,000	9,741,281
Occidental Petroleum Corp 6.45% 9/15/2036	2,750,000	2,900,772
Occidental Petroleum Corp 6.6% 3/15/2046	2,010,000	2,082,896
Occidental Petroleum Corp 7.5% 5/1/2031	3,937,000	4,304,121
ONEOK Inc 4.25% 9/24/2027	2,743,000	2,735,533
ONEOK Inc 4.4% 10/15/2029	2,869,000	2,822,785
ONEOK Inc 4.75% 10/15/2031	5,580,000	5,457,767
Ovintiv Inc 5.15% 11/15/2041	2,000,000	1,804,629
Ovintiv Inc 8.125% 9/15/2030	3,357,000	3,692,926
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,242,000	1,189,863
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	6,659,000	6,536,009
Rio Grande LNG LLC 5.25% 6/30/2031 (j)	2,080,000	2,055,820
Rio Grande LNG LLC 5.5% 1/30/2034 (j)	2,648,000	2,597,664
Rio Grande LNG LLC 5.75% 6/30/2036 (j)	6,019,000	5,863,489
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	9,286,000	9,129,334
Targa Resources Corp 4.35% 1/15/2029	2,868,000	2,839,142
Targa Resources Corp 4.35% 4/15/2031	3,505,000	3,393,596
Targa Resources Corp 4.9% 9/15/2030	3,732,000	3,703,956
Targa Resources Corp 5.65% 2/15/2036	8,988,000	8,948,867
Western Gas Partners LP 4.75% 8/15/2028	781,000	779,546
Western Gas Partners LP 4.8% 3/1/2031	5,014,000	4,920,788
Western Gas Partners LP 5.25% 2/1/2050 (k)	7,720,000	6,510,339
Western Gas Partners LP 5.7% 7/1/2036	8,410,000	8,281,509
Williams Cos Inc/The 3.5% 11/15/2030	9,960,000	9,338,994
Williams Cos Inc/The 4.65% 8/15/2032	8,326,000	8,068,121
Williams Cos Inc/The 5.3% 8/15/2052	1,888,000	1,643,375
TOTAL ENERGY		202,183,302
Financials - 7.9%
Banks - 3.8%
Bank of America Corp 1.922% 10/24/2031 (b)	20,000,000	17,604,416
Bank of America Corp 2.299% 7/21/2032 (b)	25,000,000	21,849,739
Bank of America Corp 2.884% 10/22/2030 (b)	50,000,000	46,960,839
Bank of America Corp 4.183% 11/25/2027	4,363,000	4,342,600
Bank of America Corp 4.25% 10/22/2026	23,937,000	23,937,114
Bank of America Corp 5.015% 7/22/2033 (b)	13,700,000	13,529,993
Citigroup Inc 2.976% 11/5/2030 (b)	50,000,000	46,945,570
Citigroup Inc 4.075% 4/23/2029 (b)	16,389,000	16,208,741
Citigroup Inc 4.125% 7/25/2028	4,363,000	4,310,765
Citigroup Inc 4.3% 11/20/2026	1,115,000	1,114,756
Citigroup Inc 4.412% 3/31/2031 (b)	21,454,000	20,976,876
Citigroup Inc 4.45% 9/29/2027	30,258,000	30,198,857
Citigroup Inc 5.3% 5/6/2044	6,000,000	5,427,288
Citizens Financial Group Inc 2.638% 9/30/2032	4,614,000	3,912,951
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	5,034,000	4,668,015
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	17,000,000	16,722,499
JPMorgan Chase & Co 4.898% 1/22/2037 (b)	65,747,000	62,516,136
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	7,842,000	7,848,785
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	9,315,000	9,350,696
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)	11,460,000	11,395,014
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	11,455,000	11,138,546
Wells Fargo & Co 3.526% 3/24/2028 (b)	11,202,000	11,138,512
Wells Fargo & Co 4.3% 7/22/2027	16,184,000	16,155,000
Wells Fargo & Co 4.478% 4/4/2031 (b)	15,500,000	15,203,259
Wells Fargo & Co 5.15% 4/23/2031 (b)	10,615,000	10,633,873
Wells Fargo & Co 5.605% 4/23/2036 (b)	9,375,000	9,410,579
		443,501,419
Capital Markets - 2.4%
Athene Global Funding 2.717% 1/7/2029 (j)	6,000,000	5,655,815
Athene Global Funding 5.339% 1/15/2027 (j)	12,500,000	12,534,811
Athene Global Funding 5.583% 1/9/2029 (j)	8,503,000	8,554,524
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5893% 4/19/2027 (b)(c)(j)	11,960,000	11,995,633
Equitable America Global Funding 5.125% 6/15/2031 (j)	22,389,000	22,160,482
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	12,267,000	10,703,858
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	15,000,000	14,530,178
Goldman Sachs Group Inc/The 6.75% 10/1/2037	24,081,000	25,414,495
LPL Holdings Inc 4.9% 4/3/2028	11,237,000	11,226,458
Moody's Corp 5% 8/5/2034	10,680,000	10,468,611
Morgan Stanley 3.622% 4/1/2031 (b)	35,865,000	34,099,521
Morgan Stanley 4.493% 1/16/2032 (b)	9,517,000	9,224,104
Morgan Stanley 4.708% 3/12/2032 (b)	12,200,000	11,908,963
Morgan Stanley 4.809% 4/16/2032 (b)	3,226,000	3,158,503
Morgan Stanley 5.17% 7/14/2032 (b)	2,961,000	2,938,929
Morgan Stanley 5.192% 4/17/2031 (b)	32,108,000	32,135,916
Morgan Stanley 5.664% 4/17/2036 (b)	5,638,000	5,650,497
MSCI Inc 5.15% 3/15/2036	2,290,000	2,173,308
MSCI Inc 5.25% 9/1/2035	18,451,000	17,683,830
Sammons Financial Group Global Funding 4.8% 12/12/2030 (j)	11,600,000	11,278,213
Sammons Financial Group Global Funding 5.1% 6/22/2031 (j)	23,470,000	22,936,389
		286,433,038
Consumer Finance - 0.7%
Ally Financial Inc 7.1% 11/15/2027	9,050,000	9,281,058
American Express Co 5.085% 1/30/2031 (b)	7,096,000	7,115,998
Capital One Financial Corp 3.65% 5/11/2027	15,715,000	15,636,177
Capital One Financial Corp 4.1% 2/9/2027	8,206,000	8,199,549
Capital One Financial Corp 5.247% 7/26/2030 (b)	10,430,000	10,479,496
Capital One Financial Corp 7.624% 10/30/2031 (b)	7,729,000	8,377,761
Ford Motor Credit Co LLC 4.97% 4/6/2029	2,279,000	2,254,701
Ford Motor Credit Co LLC 5.73% 9/5/2030	10,000,000	9,995,172
Stellantis Financial Services US Corp 5.4% 6/15/2029 (j)	5,234,000	5,170,004
Stellantis Financial Services US Corp 5.8% 6/15/2031 (j)	5,835,000	5,684,197
Synchrony Financial 3.95% 12/1/2027	4,214,000	4,167,429
		86,361,542
Financial Services - 0.3%
Corebridge Financial Inc 3.9% 4/5/2032	8,299,000	7,679,895
Corebridge Financial Inc 4.35% 4/5/2042	931,000	766,548
Corebridge Financial Inc 6.05% 9/15/2033	2,754,000	2,824,221
Equitable Holdings Inc 4.572% 2/15/2029 (j)	1,160,000	1,142,802
Jackson Financial Inc 3.125% 11/23/2031	955,000	845,959
Jackson Financial Inc 5.17% 6/8/2027	3,740,000	3,752,571
Jackson Financial Inc 5.67% 6/8/2032	4,017,000	3,992,309
Pine Street Trust II 5.568% 2/15/2049 (j)	4,529,000	4,050,300
Sammons Financial Group Inc 5.95% 6/15/2036 (j)	7,527,000	7,183,533
		32,238,138
Insurance - 0.7%
Assurant Inc 5.55% 2/15/2036	10,546,000	10,308,840
Five Corners Funding Trust II 2.85% 5/15/2030 (j)	13,114,000	12,121,025
Grand River Funding Trust I 6.311% 2/15/2036 (j)	9,278,000	9,151,799
Jackson National Life Global Funding 5.25% 6/16/2031 (j)	13,864,000	13,731,571
Liberty Mutual Group Inc 3.95% 5/15/2060 (j)	10,260,000	6,873,405
Liberty Mutual Group Inc 5.25% 5/1/2036 (j)	5,247,000	5,069,416
Lincoln National Corp 3.4% 1/15/2031	4,663,000	4,329,403
Pacific LifeCorp 5.125% 1/30/2043 (j)	1,657,000	1,489,217
Prudential Financial Inc 3.935% 12/7/2049	2,764,000	1,999,135
Prudential Financial Inc 6% 9/1/2052 (b)	14,201,000	14,231,064
Unum Group 4% 6/15/2029	3,614,000	3,521,913
Unum Group 4.046% 8/15/2041 (j)	354,000	279,336
Unum Group 5.75% 8/15/2042	971,000	927,442
		84,033,566
TOTAL FINANCIALS		932,567,703
Health Care - 0.9%
Health Care Equipment & Supplies - 0.1%
VSP Optical Group Inc 5.4% 6/1/2033 (j)	3,242,000	3,205,417
VSP Optical Group Inc 5.45% 12/1/2035 (j)	3,590,000	3,504,138
VSP Optical Group Inc 5.65% 6/1/2036 (j)	3,317,000	3,290,765
		10,000,320
Health Care Providers & Services - 0.8%
Centene Corp 2.45% 7/15/2028	12,745,000	12,141,650
Centene Corp 2.5% 3/1/2031	1,304,000	1,138,427
Centene Corp 2.625% 8/1/2031	5,945,000	5,177,245
Centene Corp 3% 10/15/2030	6,068,000	5,471,813
Centene Corp 3.375% 2/15/2030	6,197,000	5,754,489
Centene Corp 4.25% 12/15/2027	1,576,000	1,566,524
Centene Corp 4.625% 12/15/2029	8,470,000	8,256,936
CVS Health Corp 5% 9/15/2032	3,082,000	3,039,747
CVS Health Corp 5.45% 9/15/2035	10,000,000	9,865,936
HCA Inc 3.5% 9/1/2030	3,895,000	3,674,239
HCA Inc 3.625% 3/15/2032	1,074,000	987,858
HCA Inc 5.625% 9/1/2028	4,885,000	4,944,996
HCA Inc 5.875% 2/1/2029	3,803,000	3,873,544
Icon Investments Six DAC 5.421% 8/13/2031 (j)	2,775,000	2,760,762
Sabra Health Care LP 3.2% 12/1/2031	12,177,000	10,921,713
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,513,000	1,511,819
Universal Health Services Inc 2.65% 10/15/2030	10,442,000	9,374,676
		90,462,374
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.4% 8/28/2028 (b)	905,000	926,370
TOTAL HEALTH CARE		101,389,064
Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	14,840,000	14,882,904
Boeing Co 5.805% 5/1/2050	4,840,000	4,562,424
Boeing Co 5.93% 5/1/2060	4,840,000	4,520,673
Boeing Co 6.259% 5/1/2027	958,000	968,219
Boeing Co 6.298% 5/1/2029	2,737,000	2,827,765
Boeing Co 6.388% 5/1/2031	2,073,000	2,174,410
Boeing Co 6.528% 5/1/2034	2,219,000	2,367,500
Boeing Co 6.858% 5/1/2054	3,340,000	3,577,934
Boeing Co 7.008% 5/1/2064	3,152,000	3,403,188
		39,285,017
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	764,000	788,161
Carrier Global Corp 6.2% 3/15/2054	473,000	483,928
		1,272,089
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	5,103,000	4,923,351
Uber Technologies Inc 4.8% 9/15/2035	4,026,000	3,812,582
		8,735,933
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	955,000	955,363
Paychex Inc 5.35% 4/15/2032	1,328,000	1,326,816
Paychex Inc 5.6% 4/15/2035	1,042,000	1,034,147
Verisk Analytics Inc 4.45% 3/15/2031	1,582,000	1,531,565
		4,847,891
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.4% 3/24/2028 (j)	4,478,000	4,450,247
Sumisho Air Lease Corp 4.5% 3/24/2029 (j)	4,433,000	4,376,709
Sumisho Air Lease Corp 4.85% 3/24/2031 (j)	5,558,000	5,438,379
		14,265,335
TOTAL INDUSTRIALS		68,406,265
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.5% 2/15/2031	10,234,000	9,974,745
Dell International LLC / EMC Corp 4.75% 10/6/2032	6,820,000	6,619,085
Dell International LLC / EMC Corp 5% 2/15/2034	7,348,000	7,117,995
Dell International LLC / EMC Corp 5.1% 2/15/2036	10,810,000	10,390,348
Dell International LLC / EMC Corp 5.25% 2/15/2037	9,378,000	9,010,729
Dell International LLC / EMC Corp 6.2% 7/15/2030	2,284,000	2,365,589
		45,478,491
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028	2,435,000	2,343,483
Broadcom Inc 2.45% 2/15/2031	20,716,000	18,406,671
Broadcom Inc 2.6% 2/15/2033	20,716,000	17,371,041
Broadcom Inc 3.187% 11/15/2036	5,647,000	4,454,086
Broadcom Inc 3.419% 4/15/2033	1,869,000	1,638,873
Broadcom Inc 3.5% 2/15/2041	14,859,000	11,037,215
		55,251,369
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	3,893,000	3,685,131
Oracle Corp 4.8% 9/26/2032	6,493,000	6,003,361
Oracle Corp 5.2% 9/26/2035	5,911,000	5,302,756
Oracle Corp 5.875% 9/26/2045	3,645,000	3,005,797
Oracle Corp 5.95% 9/26/2055	4,570,000	3,630,678
Oracle Corp 6.1% 9/26/2065	4,703,000	3,712,588
		25,340,311
TOTAL INFORMATION TECHNOLOGY		126,070,171
Materials - 0.1%
Chemicals - 0.0%
Celanese US Holdings LLC 7.35% 11/15/2028 (b)	2,757,000	2,864,835
Celanese US Holdings LLC 7.55% 11/15/2030 (b)	4,484,000	4,746,395
Celanese US Holdings LLC 7.7% 11/15/2033 (b)	2,619,000	2,796,526
		10,407,756
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027	9,582,000	9,596,932
Amrize Finance US LLC 4.7% 4/7/2028	6,887,000	6,883,983
		16,480,915
TOTAL MATERIALS		26,888,671
Real Estate - 3.2%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	1,917,000	1,635,165
Piedmont Operating Partnership LP 9.25% 7/20/2028	5,344,000	5,706,580
Store Capital LLC 2.75% 11/18/2030	2,849,000	2,552,732
Store Capital LLC 4.625% 3/15/2029	1,396,000	1,377,965
VICI Properties LP 4.75% 2/15/2028	7,611,000	7,594,777
VICI Properties LP 4.75% 4/1/2028	1,765,000	1,759,860
VICI Properties LP 4.95% 2/15/2030	9,911,000	9,779,464
VICI Properties LP 5.125% 5/15/2032	998,000	970,448
VICI Properties LP 5.4% 10/15/2031	4,024,000	3,994,385
VICI Properties LP 5.75% 4/1/2034	1,136,000	1,124,433
Vornado Realty LP 3.4% 6/1/2031	8,887,000	8,114,947
WP Carey Inc 3.85% 7/15/2029	1,045,000	1,015,054
		45,625,810
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc 2% 5/18/2032	6,718,000	5,580,047
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	4,519,000	4,460,866
Healthcare Realty Holdings LP 3.1% 2/15/2030	1,129,000	1,055,741
Healthpeak OP LLC 5.375% 2/15/2035	10,500,000	10,335,042
Omega Healthcare Investors Inc 3.25% 4/15/2033	7,993,000	6,944,809
Omega Healthcare Investors Inc 3.375% 2/1/2031	3,771,000	3,462,746
Omega Healthcare Investors Inc 3.625% 10/1/2029	5,204,000	4,966,816
Omega Healthcare Investors Inc 4.5% 4/1/2027	452,000	451,599
Omega Healthcare Investors Inc 4.75% 1/15/2028	7,132,000	7,110,916
Ventas Realty LP 2.5% 9/1/2031	16,206,000	14,278,637
Ventas Realty LP 3% 1/15/2030	6,770,000	6,338,837
Ventas Realty LP 4% 3/1/2028	1,358,000	1,342,717
Ventas Realty LP 4.75% 11/15/2030	10,898,000	10,736,468
		77,065,241
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	2,446,000	2,207,253
Office REITs - 0.1%
Boston Properties LP 3.25% 1/30/2031	4,526,000	4,171,013
Boston Properties LP 4.5% 12/1/2028	2,824,000	2,800,304
COPT Defense Properties LP 2% 1/15/2029	747,000	698,207
COPT Defense Properties LP 2.75% 4/15/2031	2,202,000	1,974,974
COPT Defense Properties LP 4.5% 10/15/2030	1,037,000	1,010,534
Hudson Pacific Properties LP 4.65% 4/1/2029	6,288,000	5,960,139
		16,615,171
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,767,000	2,712,414
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,135,000	1,068,888
Brandywine Operating Partnership LP 7.55% 3/15/2028	7,017,000	7,206,733
CBRE Services Inc 2.5% 4/1/2031	7,642,000	6,799,872
Essex Portfolio LP 5.5% 4/1/2034	5,000,000	4,983,633
Extra Space Storage LP 4.9% 2/1/2032	22,334,000	21,955,207
Extra Space Storage LP 4.95% 1/15/2033	14,403,000	14,025,847
Tanger Properties LP 2.75% 9/1/2031	5,725,000	5,083,421
Tanger Properties LP 3.125% 9/1/2026	1,660,000	1,659,999
Tanger Properties LP 3.875% 7/15/2027	6,943,000	6,898,941
		72,394,955
Residential REITs - 0.3%
American Homes 4 Rent LP 2.375% 7/15/2031	977,000	854,549
American Homes 4 Rent LP 3.375% 7/15/2051	1,510,000	971,612
American Homes 4 Rent LP 3.625% 4/15/2032	3,763,000	3,436,627
American Homes 4 Rent LP 4.3% 4/15/2052	2,608,000	1,958,535
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	5,643,000	5,296,684
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	13,324,000	12,931,284
Sun Communities Operating LP 2.3% 11/1/2028	2,169,000	2,054,470
Sun Communities Operating LP 2.7% 7/15/2031	5,600,000	4,972,108
UDR Inc 5.125% 9/1/2034	4,135,000	4,028,355
		36,504,224
Retail REITs - 1.0%
Agree LP 5.6% 6/15/2035	6,830,000	6,843,428
Brixmor Operating Partnership LP 4.05% 7/1/2030	6,803,000	6,536,524
Brixmor Operating Partnership LP 4.125% 5/15/2029	12,222,000	11,967,892
Brixmor Operating Partnership LP 5.2% 4/1/2032	9,873,000	9,777,900
Brixmor Operating Partnership LP 5.75% 2/15/2035	4,930,000	4,974,301
Kimco Realty OP LLC 2.25% 12/1/2031	9,524,000	8,297,040
Kite Realty Group Trust 4.75% 9/15/2030	13,258,000	13,083,176
NNN REIT Inc 5.5% 6/15/2034	17,080,000	17,072,803
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	14,685,000	14,075,700
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	4,796,000	4,576,130
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,570,000	1,582,922
Realty Income Corp 2.2% 6/15/2028	1,146,000	1,097,598
Realty Income Corp 2.85% 12/15/2032	1,410,000	1,233,395
Realty Income Corp 3.25% 1/15/2031	1,277,000	1,187,618
Realty Income Corp 3.4% 1/15/2028	1,957,000	1,925,541
Regency Centers LP 5% 7/15/2032	6,977,000	6,906,687
Regency Centers LP 5.1% 1/15/2035	4,774,000	4,659,322
Simon Property Group LP 2.45% 9/13/2029	1,897,000	1,772,276
		117,570,253
Specialized REITs - 0.1%
American Tower Corp 5% 1/31/2030	10,400,000	10,389,035
TOTAL REAL ESTATE		378,371,942
Utilities - 1.1%
Electric Utilities - 0.7%
AEP Texas Inc 5.2% 4/15/2036	2,360,000	2,273,926
Cleco Corporate Holdings LLC 3.375% 9/15/2029	2,932,000	2,758,890
DPL LLC/Ohio 4.35% 4/15/2029	2,835,000	2,750,732
Duquesne Light Holdings Inc 2.532% 10/1/2030 (j)	1,869,000	1,673,888
Duquesne Light Holdings Inc 2.775% 1/7/2032 (j)	6,862,000	6,005,330
FirstEnergy Transmission LLC 4.75% 1/15/2033	19,602,000	18,933,839
Southern Co/The 4.85% 3/15/2035	27,400,000	26,105,970
Southwestern Electric Power Co 5.2% 4/1/2036	3,815,000	3,683,677
Southwestern Electric Power Co 5.3% 4/1/2033	4,612,000	4,578,107
Vistra Operations Co LLC 4.55% 10/30/2028 (j)	1,672,000	1,653,671
Vistra Operations Co LLC 5% 4/30/2031 (j)	4,049,000	3,969,553
Vistra Operations Co LLC 5.25% 4/30/2033 (j)	4,293,000	4,185,437
Vistra Operations Co LLC 5.55% 4/30/2036 (j)	7,871,000	7,637,105
		86,210,125
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	3,808,000	3,359,720
AES Corp/The 3.95% 7/15/2030 (j)	8,852,000	8,409,180
AES Corp/The 5.2% 7/15/2029	1,631,000	1,631,349
		13,400,249
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	19,262,000	18,214,492
NiSource Inc 5.95% 6/15/2041	1,097,000	1,084,679
Puget Energy Inc 4.1% 6/15/2030	3,951,000	3,787,237
Puget Energy Inc 4.224% 3/15/2032	7,271,000	6,885,530
		29,971,938
TOTAL UTILITIES		129,582,312
TOTAL UNITED STATES		2,365,852,170
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,868,753,509)		2,731,660,933

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.6723% (b)(c)(i) (Cost $7,860,494)	8,146,000	8,205,354

U.S. Government Agency - Mortgage Securities - 20.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.3%
Fannie Mae 2% 11/1/2051	2,951,975	2,333,491
Fannie Mae 2% 2/1/2052	957,993	765,362
Fannie Mae 2% 3/1/2052	3,620,392	2,858,470
Fannie Mae 2.5% 2/1/2035	113,731	105,524
Fannie Mae 2.5% 3/1/2052	5,474,347	4,554,169
Fannie Mae 2.5% 4/1/2052	2,298,897	1,917,506
Fannie Mae 2.5% 6/1/2052	3,097,793	2,583,864
Fannie Mae 3% 12/1/2051	2,899,220	2,501,501
Fannie Mae 3% 6/1/2052	1,822,402	1,583,792
Fannie Mae 3.5% 12/1/2036	90,251	86,684
Fannie Mae 3.5% 5/1/2036	69,180	66,564
Fannie Mae 5.5% 2/1/2055	4,785,144	4,789,474
Fannie Mae 6% 12/1/2054	2,795,013	2,877,106
Fannie Mae 6.5% 7/1/2054	376,625	393,271
Fannie Mae 7% 6/1/2054	30,851	32,774
Fannie Mae 7% 7/1/2054	27,742	29,550
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.056% 10/1/2035 (b)(c)	16,607	16,952
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	3,826	3,923
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	5,246	5,380
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 5.98% 7/1/2034 (b)(c)	1,111	1,135
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 5.928% 6/1/2036 (b)(c)	4,158	4,268
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	32,237	33,164
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5657%, 5.831% 2/1/2044 (b)(c)	7,609	7,881
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.705% 4/1/2044 (b)(c)	4,832	5,003
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.848% 1/1/2044 (b)(c)	6,351	6,585
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5804%, 5.779% 2/1/2044 (b)(c)	1,910	1,979
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.236% 5/1/2035 (b)(c)	4,751	4,868
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	930	957
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6346%, 5.878% 4/1/2044 (b)(c)	8,066	8,370
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6671%, 6.01% 11/1/2036 (b)(c)	7,583	7,797
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6729%, 6.052% 3/1/2033 (b)(c)	13,464	13,764
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6784%, 6.055% 7/1/2043 (b)(c)	48,373	50,277
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6851%, 5.987% 5/1/2036 (b)(c)	6,273	6,459
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6915%, 5.974% 2/1/2037 (b)(c)	71,300	73,643
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 5.963% 6/1/2042 (b)(c)	27,308	28,393
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7395%, 6.079% 3/1/2040 (b)(c)	27,891	29,006
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.05% 7/1/2035 (b)(c)	11,914	12,246
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.428% 8/1/2041 (b)(c)	13,432	13,990
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.071% 1/1/2042 (b)(c)	137,040	143,096
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.228% 7/1/2041 (b)(c)	9,093	9,473
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8047%, 6.37% 12/1/2040 (b)(c)	131,014	136,677
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	2,716	2,829
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	63,449	66,247
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.363% 7/1/2041 (b)(c)	18,483	19,276
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	14,668	15,306
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	5,464	5,702
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.003% 4/1/2036 (b)(c)	54,784	56,626
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 5.714% 8/1/2035 (b)(c)	31,289	32,013
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.332% 7/1/2037 (b)(c)	11,416	11,865
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.1336%, 6.116% 7/1/2036 (b)(c)	4,510	4,615
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	2,520	2,596
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	5,453	5,623
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	3,448	3,542
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.187% 7/1/2034 (b)(c)	1,598	1,641
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	893,425	747,811
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	6,051,952	5,386,646
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	270,970	227,174
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	7,359,649	6,105,952
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	2,741,491	2,296,502
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	283,098	236,763
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	4,224,362	3,750,727
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	289,861	242,244
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	20,787	18,457
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	3,384,095	3,012,073
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	1,412,903	1,258,904
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,718,258	1,358,257
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	105,932	84,730
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	1,466,561	1,326,493
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,083,201	926,264
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,649,696	1,322,619
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	446,893	353,541
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	38,501	30,831
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,178,464	3,338,268
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	981,162	767,315
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	223,866	178,292
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	97,668	78,060
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	20,725	16,318
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	152,698	138,328
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	13,097	11,299
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,033,966	884,174
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	807,641	690,487
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,169,421	928,430
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	211,746	168,640
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	101,288	80,858
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	70,230	56,108
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,110	14,298
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	2,606,258	2,355,711
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	200,754	173,638
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,344	11,503
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	16,725	13,404
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,155,578	923,217
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	528,494	520,526
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	1,117,945	1,017,111
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,349	12,344
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	3,475,362	2,964,306
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	47,303	37,806
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	34,409	27,501
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,238	12,836
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	749,961	598,692
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	110,180	87,853
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	48,044	38,353
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	303,821	276,133
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2038	19,943,754	18,032,735
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	670,509	535,265
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	268,114	214,286
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	227,449	181,572
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	199,158	159,361
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	46,500	37,121
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	36,172	28,876
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	29,076	23,211
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	23,748	18,787
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	7,268,613	5,807,057
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,824,281	4,631,307
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,715,046	4,562,306
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,872,334	3,846,938
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,931,731	1,536,059
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,242,494	993,821
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,116,850	891,578
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	699,612	559,155
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	408,982	326,489
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	108,215	86,287
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	73,343	58,549
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	4,323,258	3,922,512
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	16,017,836	12,646,840
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	48,650	38,989
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	15,888	12,738
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,030,063	3,184,444
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,513,404	2,011,156
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	176,274	137,855
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	102,328	81,688
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	15,743	13,510
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	246,663	224,492
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	131,201	119,244
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	667,578	572,464
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (e)(g)	10,679,193	8,448,414
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,271,306	1,014,483
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	737,956	590,953
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,982,264	2,359,298
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	235,183	187,526
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	61,605	48,717
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	18,900	14,946
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	444,326	404,111
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	7,996,691	6,326,261
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	201,205	159,738
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	120,732	95,210
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	17,824	14,056
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	228,291	180,247
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	150,916	144,293
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	296,690	257,448
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	87,229	75,443
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	29,628	25,682
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	27,178	23,570
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	19,061	16,507
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	12,700	11,061
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	9,188,165	7,695,418
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	7,873,730	6,508,412
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,074,290	893,713
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	456,232	380,542
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	372,689	310,860
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	5,583,636	4,611,935
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	143,187	136,996
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	974,069	813,383
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	788,040	654,348
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	20,987	20,493
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	95,419	91,352
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	39,661	37,687
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	10,115	9,612
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	697,891	612,685
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	430,614	378,453
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	141,894	124,659
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	19,272	16,714
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	7,042	6,093
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	776,495	651,555
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,252,242	2,687,282
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	727,209	609,064
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	98,505	81,978
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	266,072	254,397
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	71,791	68,170
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	725,434	692,025
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	15,620	13,605
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	8,988	7,791
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,617,742	3,831,448
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	231,821	215,093
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	79,783	76,382
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	171,588	148,593
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	11,794	10,227
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	13,467	11,157
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	12,931	10,822
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	6,899,858	5,800,441
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	274,524	228,379
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	265,722	221,140
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	3,561,361	3,304,372
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	20,846	18,029
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	19,399	16,766
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,332,716	2,761,067
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,371,633	2,818,595
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,858,767	1,550,394
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	575,610	479,036
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	833,413	800,816
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	142,330	136,170
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	1,995,485	1,824,335
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	129,231	111,924
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	37,891	32,825
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	25,082	21,781
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	25,007	21,522
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	4,716,010	3,893,825
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,811,472	5,666,538
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,842,436	4,060,254
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,133,899	2,607,125
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,559,636	2,139,788
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,252,401	1,877,316
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,882,081	1,572,782
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,423,959	1,182,382
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	286,923	240,578
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,069,848	1,027,996
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,029,342	987,621
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	928,400	890,769
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	919,736	883,084
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	891,969	855,834
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	757,437	727,764
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	85,492	82,207
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,144,678	5,899,081
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051 (f)	5,046,300	4,209,111
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,137	13,369
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	3,864,275	3,212,318
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,318,834	1,095,504
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	277,848	230,971
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,323,323	1,269,705
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	846,314	811,317
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	789,579	758,112
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	3,363,289	3,120,593
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	7,404,669	6,113,746
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,240,871	1,035,009
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	955,075	798,417
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	459,185	407,758
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2043	6,318	5,394
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	20,583,222	17,365,756
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	4,899,419	4,085,066
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	208,551	199,930
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	145,886	135,131
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	10,259	8,849
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	10,944,889	9,060,709
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,731,760	2,260,629
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,199,170	1,819,892
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,133,596	1,765,627
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	586,417	516,246
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	891,692	746,824
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	28,069	26,978
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	70,013	66,174
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	23,632	21,682
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	428,519	386,675
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	93,396	84,053
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	61,947	56,034
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	51,823	46,580
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	47,575	42,885
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	45,007	40,377
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	44,500	40,110
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	35,767	32,133
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,687	23,319
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,720	19,814
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,570	17,745
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,081	16,231
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,951	14,391
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,672	14,083
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,699	13,183
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,346	12,908
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,216	12,822
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,033	12,747
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,621	12,256
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,087	10,880
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,672	10,543
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,018	9,917
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,263	4,706
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	50,440	45,769
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	200,173	171,274
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	39,853	35,866
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	7,554	6,831
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	5,638	5,087
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,824	3,469
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	170,645	149,209
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	688,402	590,094
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	1,985,925	1,704,805
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	56,260	54,650
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	157,321	144,343
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	216,958	196,025
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	38,205	34,428
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	30,434	27,472
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	21,693	19,416
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,139	11,873
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	11,582	10,426
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	11,413	10,362
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,466	9,450
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,307	9,423
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,177	9,097
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,080,873	4,412,451
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,197,695	1,912,008
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,804,545	1,559,250
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	23,249	20,191
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,689	15,362
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	3,058	3,011
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	343,349	332,192
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	171,188	163,230
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	119,242	107,788
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	49,103	44,183
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	29,373	26,496
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,776	24,149
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,566	23,060
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,675	22,087
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,894	20,679
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,986	19,763
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	19,245	17,262
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,587	13,291
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,225	10,144
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,952	9,825
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,837	8,880
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,752	8,791
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,909	8,101
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,267	6,544
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,312	6,541
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,278	5,655
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,444	4,047
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,456	2,170
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	750,766	643,551
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	216,452	187,029
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	92,793	90,728
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	39,398	38,339
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	325,111	292,153
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	238,125	214,085
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	183,715	165,739
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	142,756	128,454
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	113,989	102,433
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	62,552	56,226
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	57,502	51,893
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	54,295	48,702
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	34,329	31,047
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	32,382	29,131
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	27,186	24,310
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	20,339	18,218
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	15,386	13,769
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,528	10,315
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,888	8,917
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,668	8,688
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,248	7,450
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,159	7,372
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,267	3,034
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	1,554,418	1,352,353
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	272,820	233,689
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	100,311	90,495
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	29,228	26,300
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	23,881	21,474
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	13,763	12,379
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,857	11,545
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	9,906	8,911
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	8,279	7,463
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,884	6,191
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	47,302	42,029
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	83,605	74,679
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	33,513	29,554
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,231,368	1,080,148
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,390,568	5,555,838
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,375,882	2,063,319
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,539,095	1,342,388
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,458,491	1,257,957
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	979,245	838,790
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	64,606	58,101
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	23,036	20,672
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	21,536	19,367
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	20,203	18,154
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,840	10,640
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,687	10,489
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,094	9,969
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	3,507	3,179
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	304,031	268,663
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	6,925,275	5,975,255
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,007,725	1,746,733
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,187,895	1,026,794
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	320,066	287,258
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	259,449	233,334
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	40,234	36,232
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,961	24,235
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,265	22,680
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	22,644	20,336
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	16,664	14,983
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,179	10,049
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,082	9,003
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,889	1,703
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	42,749	37,837
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	7,133	6,370
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,325	5,714
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	14,076	12,544
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,955	8,926
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,874	7,059
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,670	6,923
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,118	6,361
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	252,442	226,902
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	12,140	10,779
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,474,644	3,005,588
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	9,953,599	8,572,597
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,310,179	1,139,454
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	964,960	833,792
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	855,889	748,908
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	112,542	109,713
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	339,874	311,836
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	62,440	56,431
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	18,764	16,897
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	535,660	479,812
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	13,682	12,269
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,536	10,434
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	28,458	25,370
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	24,824	22,063
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,607,488	2,294,124
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,031,894	881,309
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	1,457,108	1,260,407
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	11,675	10,455
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	153,082	137,241
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	76,516	68,543
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	17,486	15,649
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	88,065	77,830
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	76,518	67,657
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	30,341	26,673
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,145,879	1,006,828
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	5,144,519	4,443,610
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	5,662	5,131
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	4,452	4,034
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	205,887	185,204
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	44,639	40,004
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	31,755	28,405
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	20,231	18,155
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,225	5,585
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	2,723,866	2,381,697
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	950,049	835,162
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	8,900	8,299
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	53,930	49,397
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	25,185	23,034
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	54,087	50,153
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	3,148	2,915
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,376,263	1,249,017
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	21,795	19,767
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	11,674	10,587
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	556	506
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	283,936	257,772
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,830,128	1,689,057
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	177,521	162,272
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	258,383	234,735
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	25,767	23,794
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	10,309	9,399
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	15,645,555	14,295,129
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	260,035	232,498
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	14,604	13,585
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,748	2,554
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,522	2,341
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	29,129	26,999
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	8,977	8,237
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	21,769	20,068
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,887,873	1,741,275
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	464,399	421,462
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	226,393	205,461
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	374,240	338,469
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	317,212	283,621
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	8,527	7,733
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	84,681	75,899
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	82,000	75,638
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	652,677	583,154
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	31,751	28,349
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	4,011,704	3,621,985
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	2,928,836	2,620,516
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	83,101	74,534
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	46,900	44,205
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	1,039,174	934,976
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	181,030	161,181
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	1,353,135	1,210,690
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	98,806	88,405
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	9,806	9,072
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,818,251	1,646,162
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	687,770	620,957
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	3,695,473	3,326,081
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	743,035	675,283
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	453,952	412,321
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	19,237	17,529
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,033,112	955,721
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	1,163	1,078
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	31,452	29,082
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	226,506	205,631
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	33,080	30,739
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,401	8,729
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	167,164	151,865
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	153,582	137,415
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	7,017,917	6,268,173
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	9,274	8,629
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	24,067	22,372
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	11,522	10,932
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	301,931	288,333
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,394	9,012
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,891	8,487
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,478	8,098
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,311	5,085
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	8,037	7,620
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,967	1,946
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	26,384	24,521
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	255,304	237,275
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	72,637	69,429
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	15,121	14,492
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	373,015	355,612
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	258,680	246,576
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	16,107	15,333
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	8,441	8,051
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,338	3,241
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	106,526	101,598
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	42,750	40,384
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	341,511	319,102
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	457,814	437,268
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	83,752	80,055
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	42,230	40,348
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,543	34,837
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,963	30,542
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	20,750	19,877
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	20,254	19,350
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,549	13,043
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,463	11,904
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,434	4,238
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,200	2,095
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	232,554	221,715
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	132,381	126,184
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	108,538	103,396
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	9,336	8,852
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	346,824	322,332
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	44,805	41,641
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,136	8,794
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,773	8,408
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,044	5,766
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,720	5,456
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,432	5,210
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,303	4,113
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,057	3,852
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,918	3,744
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,858	2,741
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,692	1,616
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	41,028	39,052
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	37,410	35,636
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	17,896	17,057
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	9,601	9,142
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	201,290	187,075
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	249,769	238,507
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,859	6,525
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,591	5,341
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	21,346	20,291
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,081	5,851
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,382	5,146
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	81,632	76,935
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	145,687	135,399
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	185,833	172,710
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	8,271	8,004
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	43,555	41,527
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,183	13,525
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	12,020	11,528
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,225	7,858
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,604	3,460
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,542	3,382
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,814	2,686
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	124,434	118,353
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,784	21,717
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	15,588	14,770
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	14,642	13,928
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	8,545	8,145
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	41,877	39,551
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,345	6,006
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	501,518	473,380
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	108,363	103,243
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	78,516	74,815
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	37,020	35,263
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	27,729	26,286
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,243	21,174
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,042	18,116
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	9,413	8,958
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,822	3,664
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	44,313	41,965
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	39,333	37,029
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	477,449	444,926
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	47,475	44,123
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	483,308	450,386
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	43,931	41,924
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	548,256	515,327
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,356	2,262
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	481,193	453,950
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	427,829	398,285
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	266,469	248,068
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	47,273	43,920
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	6,458	6,204
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,984	4,760
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	56,688	53,493
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	559,850	521,190
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	260,544	248,007
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	51,106	48,647
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	9,866	9,409
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,195	10,664
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,520	2,402
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	560,909	524,103
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	13,765	12,840
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	257,168	239,008
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	25,245	23,462
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	456,762	424,364
Fannie Mae Mortgage pass-thru certificates 4.025% 5/1/2042	15,715	14,911
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	17,204	16,629
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	1,786	1,763
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,475	6,300
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	128,991	123,190
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	20,528	19,605
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	13,613	12,975
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	10,498	10,261
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	9,298	9,096
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,653	3,546
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	368,697	358,096
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	52,197	49,915
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	1,436,600	1,367,058
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	3,758	3,703
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	10,972	10,724
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	4,791	4,685
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,489	1,457
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	35,501	34,682
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,863	3,767
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,660	3,599
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	942,494	921,067
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	27,184	26,505
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	49,550	48,258
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	8,775	8,499
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	89,110	87,045
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	17,937	17,192
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	9,367	8,958
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	18,466	18,236
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	4,725	4,665
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	71,938	70,476
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	604	591
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	15,440	15,084
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	15,087	14,764
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,245	8,053
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,686	4,574
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,591	4,475
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,196	4,101
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	82,808	80,637
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	13,939	13,545
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	8,825	8,558
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,830	2,759
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	40,085	38,545
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	6,334	6,265
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	5,486	5,361
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,263	3,188
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,357	1,330
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	84,802	82,379
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	512,716	501,172
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	86,477	82,588
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	65,926	62,961
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	40,562	38,624
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	125,910	122,255
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	27,413	27,056
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,013	1,004
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	8,093	7,932
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	59,829	58,114
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	428,198	418,655
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	36,762	35,396
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	41,943	40,201
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,775	11,308
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	73,895	70,572
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	18,413	17,585
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	464,053	457,753
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	129,580	127,891
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	83,833	82,764
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,723	2,668
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	768	752
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	31,000	30,442
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	17,316	16,845
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	21,349	20,677
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	48,646	46,580
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	47,849	45,862
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	37,038	35,499
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	20,936	20,184
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	14,600	13,994
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,072	12,554
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	49,101	46,893
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	193	192
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	442,704	429,851
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,830	1,793
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	5,921	5,791
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	50,731	48,688
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	24,902	23,938
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	11,487	11,043
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	63,854	62,000
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,928	1,890
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	127,073	125,267
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	137,959	134,018
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	72,619	69,943
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	14,317	13,776
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	592,823	569,869
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	25,379	24,396
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,547	12,997
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	9,505	9,137
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,221	1,209
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	719	715
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	95,867	93,908
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	12,882	12,622
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,595	6,463
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,778	4,675
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,234	1,210
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,161	6,991
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	24,332	23,686
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	477,991	459,334
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	84,773	81,067
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,362	17,160
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,584	9,466
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,469	8,368
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,468	6,384
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,835	4,776
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,739	4,681
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,918	2,882
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,620	1,604
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,086	1,074
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	779	770
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	3,084	3,054
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	168,232	163,347
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,546	2,490
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,490	1,460
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,464	1,434
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	6,786	6,627
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	931	911
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,543	4,410
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	7,779	7,439
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	20,216	19,964
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,667	9,545
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,670	8,562
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,486	7,394
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,513	3,468
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,959	2,922
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	48,172	47,473
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	18,400	18,156
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,052	2,026
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	8,751	8,579
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,409	2,348
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	3,200,000	3,125,564
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	202,850	198,238
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	13,203	12,956
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	89,263	85,360
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	24,197	23,139
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	169,117	168,676
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	152,736	149,586
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	1,045	1,045
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	1,628,362	1,623,861
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	94,986	94,387
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052 (e)	2,383,662	2,338,828
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,512,385	1,481,103
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	85,713	83,688
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	783,019	769,270
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	575,698	564,870
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	379,740	371,885
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	48,244	47,179
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	42,362	41,572
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	914,800	886,693
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	33,956	33,868
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	423,736	415,766
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	16,753	16,469
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	409,180	408,107
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	49,152	48,953
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	17,650	17,313
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	14,999,604	14,490,891
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	13,434	13,309
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	16,604	16,497
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,640	5,607
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	23,595	23,044
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	20,341	19,902
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	11,876	11,785
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	702,547	684,854
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	49,388	47,703
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	13,805	13,717
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,324	6,286
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,350	3,336
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	10,625	10,534
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	622,443	609,374
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	568,704	559,430
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	19,315	18,882
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	2,958,305	2,857,364
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	2,106,464	2,034,589
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	15,227	15,195
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	5,958	5,921
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,193	3,170
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	2,190	2,175
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	22,424	22,228
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	4,732	4,688
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	2,573,920	2,519,073
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	127,843	125,758
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	93,012	91,495
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	69,185	68,014
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	47,780	46,896
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	748,163	730,903
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	25,767	25,668
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,092	2,078
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	35,272	34,939
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	8,769	8,692
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,196,582	1,171,178
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	216,781	212,771
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	64,410	63,015
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	23,345	22,913
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	16,288	16,012
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	125,619	123,256
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	3,229	3,216
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	4,815	4,769
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	101,614	99,518
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	17,914	17,466
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (b)	124,190	123,180
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	824,194	828,957
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,619,650	2,633,972
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	17,654	17,596
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	28,494	28,303
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	20,343	20,226
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	853,262	857,393
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	829,757	834,812
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	3,962,342	3,965,431
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,009,137	1,011,185
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	735,720	736,064
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	658,892	662,906
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	21,314	21,164
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 5.475% 10/1/2033 (b)(c)	421	428
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.63% 1/1/2035 (b)(c)	997	1,019
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.635% 2/1/2033 (b)(c)	435	442
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.619% 12/1/2034 (b)(c)	2,078	2,123
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.66% 3/1/2035 (b)(c)	2,368	2,422
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.558% 9/1/2033 (b)(c)	59,117	60,316
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	996	1,016
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 7/1/2035 (b)(c)	631	646
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (b)(c)	1,014	1,050
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	44,070	44,954
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	74,020	75,671
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,027	2,073
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	502	514
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	36,814	37,741
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	36,573	37,519
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	4,523	4,646
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	156,403	159,946
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	69,917	71,550
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	2,155,635	2,206,150
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,165,859	1,193,180
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	26,032	26,568
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	14,954	15,283
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,886	3,978
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,865	2,932
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,541	2,602
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,175	1,202
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	810	826
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	550	563
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	422	432
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	321	329
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	219	224
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	33,480	34,295
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2040	723,029	739,391
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2040	54,421	55,653
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	1,474,242	1,520,598
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	3,814,108	3,894,786
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	62,863	64,232
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	62,579	63,856
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	11,147	11,399
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,140	5,249
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	854	874
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	673	689
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	551	563
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	492	504
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	10,587	10,871
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,256,889	1,279,729
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	8,987,107	9,194,902
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,245,552	1,276,297
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	477,669	490,356
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	187,229	192,318
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	15,655	16,079
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	17,033	17,365
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2041	1,868,318	1,918,188
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	2,631,962	2,693,640
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	425,265	437,224
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	61,946	63,583
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	60,124	61,702
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	58,142	59,626
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	16,773	17,096
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	19,043	19,425
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	12,684	13,014
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,547	1,589
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,337,864	1,370,888
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	119,992	122,506
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	5,215,006	5,324,177
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	3,270,145	3,330,172
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,661	1,692
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2035	345	352
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	974	996
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	2,751	2,817
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	102,101	104,411
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	44,114	45,241
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	30,824	31,550
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	772,100	785,067
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	3,106,170	3,177,989
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,183,651	2,234,823
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	1,847,913	1,887,175
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	649	661
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	6,759	6,902
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,829	2,895
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,600	1,636
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	198	202
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	99	100
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	194,504	198,779
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	22,056	22,564
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,252,742	1,284,447
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	152,073	156,112
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	6,722	6,873
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,596	2,654
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,282	2,332
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	519	531
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	474	485
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	237	242
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	118	120
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	6,131	6,292
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	6,431,419	6,601,079
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	1,578,347	1,617,025
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	321,285	328,555
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	121,034	123,849
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	38,960	39,869
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	82,867	85,001
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,543,564	2,608,734
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	484,560	496,824
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,274,333	2,335,447
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,434,994	1,463,688
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,362,626	1,397,112
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	4,373,153	4,437,710
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	4,100,041	4,196,121
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	3,603,938	3,683,887
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,084,156	1,106,513
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	142,587	146,330
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	60,077	61,611
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	79,965	81,654
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,009	4,098
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,073	2,120
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,146	1,172
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	502	514
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	314	321
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	112	114
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	93,673	95,498
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	3,353,159	3,445,359
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	2,882,436	2,949,983
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	1,774	1,795
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	20,205	20,662
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,408	4,504
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,802	1,845
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	773	790
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	685	701
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	100	102
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,802	2,874
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	941,780	961,716
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	416,362	425,208
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	34,969	36,028
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	557	574
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	430	446
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	6,473,339	6,773,011
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	4,922	5,096
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	815	844
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	148,631	154,447
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	21,242	21,899
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	205,304	211,649
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	706	732
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	289,617	302,988
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	53,973	55,877
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	333	344
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,520	1,575
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	2,748,419	2,870,499
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	382,299	399,591
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	229,164	236,661
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	3,013,753	3,150,680
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	1,555,227	1,623,336
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	30,129	31,620
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	152	157
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	822	853
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	30,391	31,684
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	3,060,298	3,197,427
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,166	1,202
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	274,187	286,383
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	247,275	255,534
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	61,672	63,578
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	12,163	12,538
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	25,644	26,437
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	475	492
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	330,983	342,143
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,661	1,720
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	618	640
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	190,358	196,241
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	148,934	153,536
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	33,534	34,571
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	3,852,410	4,029,546
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	540,807	565,471
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	287	297
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	251	259
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	1,504,976	1,572,295
Fannie Mae Mortgage pass-thru certificates 6.79% 2/1/2039 (b)	27,409	28,100
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	4	4
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	18	19
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	2	1
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	418	438
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	121	126
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	52	54
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,554,042	2,700,924
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,279,001	1,358,751
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	611,961	646,964
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	343,978	364,325
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	59	61
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	112	117
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	45	47
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	33	34
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	109	114
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	288	302
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	114	120
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	249,174	263,913
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2054	1,544,733	1,634,053
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	40	42
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	26	26
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	328	343
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	54,151	57,248
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	13,173	13,970
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	350	366
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	303	317
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	176	185
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	949,877	1,010,887
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	357,700	378,160
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	124	130
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	50	52
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	27	28
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	249	261
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	218	228
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	13	14
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	138	145
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	962	1,008
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2055	61,031	64,598
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	2,111	2,211
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	226	236
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	115	120
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	96	101
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	27	28
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2029	21	22
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	113	119
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	256	268
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	47	50
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,135	1,188
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	130	136
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	2,624	2,747
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	170	178
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	160	168
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	137	143
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	88	92
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2055	56,004	59,230
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	494	518
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	320	335
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,107	2,206
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	723	757
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	478	500
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	449	470
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	264	276
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	65	68
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	532	557
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	144	150
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	92	96
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	10	10
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	200	210
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	70	74
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	380	398
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	298	312
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	129	136
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	89	94
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,831	1,920
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2055	77,399	81,748
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	66	67
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	96	101
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	69	72
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	32	34
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	384	402
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	54	56
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	4,880	5,110
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,536	1,608
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	56,303	59,655
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	276	288
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	131	137
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	68	68
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	37	39
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	603	631
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	827	866
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	107	112
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	67	70
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	16	16
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,766	1,849
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	16,811	17,751
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	202,658	215,802
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	147,523	156,814
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	57,795	61,273
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	3,320	3,361
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	195	197
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	160	161
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	127	128
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	70	71
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	65	66
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	49	49
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	48	49
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	97	98
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	716	737
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	67	69
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	161	166
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	95	97
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	65	66
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	70	71
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	423	438
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	53	53
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	52	52
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	12	13
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	236	242
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	224	232
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	154	154
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	43	43
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	131	132
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	40	40
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	99	101
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	33	33
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	142	144
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	109	112
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	70	72
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	15	16
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	2,077	2,098
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	101	104
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	195	197
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	209	214
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	165	169
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	14	14
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,769	3,970
Freddie Mac Gold Pool 1.5% 1/1/2036	779,408	693,726
Freddie Mac Gold Pool 1.5% 10/1/2035	2,111,575	1,881,424
Freddie Mac Gold Pool 1.5% 12/1/2031	7,023,182	6,605,241
Freddie Mac Gold Pool 1.5% 12/1/2040	165,979	139,035
Freddie Mac Gold Pool 1.5% 12/1/2050	19,627	14,878
Freddie Mac Gold Pool 1.5% 2/1/2041	2,836,957	2,372,426
Freddie Mac Gold Pool 1.5% 3/1/2041	289,836	242,184
Freddie Mac Gold Pool 1.5% 4/1/2041	1,612,804	1,346,611
Freddie Mac Gold Pool 1.5% 4/1/2041	665,822	556,516
Freddie Mac Gold Pool 1.5% 5/1/2036	3,356,700	2,983,494
Freddie Mac Gold Pool 2% 1/1/2052	652,652	521,622
Freddie Mac Gold Pool 2% 1/1/2052	181,797	143,139
Freddie Mac Gold Pool 2% 1/1/2052	85,569	68,363
Freddie Mac Gold Pool 2% 10/1/2036	1,815,446	1,642,057
Freddie Mac Gold Pool 2% 10/1/2041	1,641,280	1,402,577
Freddie Mac Gold Pool 2% 10/1/2050	436,281	345,147
Freddie Mac Gold Pool 2% 10/1/2050	18,027	14,261
Freddie Mac Gold Pool 2% 11/1/2041	981,282	838,709
Freddie Mac Gold Pool 2% 11/1/2050	9,367,376	7,404,769
Freddie Mac Gold Pool 2% 11/1/2050	2,884,300	2,312,443
Freddie Mac Gold Pool 2% 11/1/2050	36,001	28,458
Freddie Mac Gold Pool 2% 11/1/2050	24,912	19,693
Freddie Mac Gold Pool 2% 11/1/2050	22,230	17,823
Freddie Mac Gold Pool 2% 11/1/2051	536,271	427,098
Freddie Mac Gold Pool 2% 12/1/2051	1,058,162	844,728
Freddie Mac Gold Pool 2% 12/1/2051	849,673	676,699
Freddie Mac Gold Pool 2% 12/1/2051	31,085	24,835
Freddie Mac Gold Pool 2% 2/1/2051	14,127,665	11,163,290
Freddie Mac Gold Pool 2% 2/1/2051	701,953	548,960
Freddie Mac Gold Pool 2% 2/1/2051	19,414	15,359
Freddie Mac Gold Pool 2% 2/1/2052	374,275	299,368
Freddie Mac Gold Pool 2% 2/1/2052	222,235	174,771
Freddie Mac Gold Pool 2% 3/1/2051	15,849,026	12,523,461
Freddie Mac Gold Pool 2% 3/1/2051	9,683,671	7,660,847
Freddie Mac Gold Pool 2% 3/1/2051	443,683	354,191
Freddie Mac Gold Pool 2% 3/1/2051	352,960	281,767
Freddie Mac Gold Pool 2% 3/1/2051	49,431	39,460
Freddie Mac Gold Pool 2% 3/1/2051	29,610	23,665
Freddie Mac Gold Pool 2% 3/1/2052	8,980,174	7,143,592
Freddie Mac Gold Pool 2% 3/1/2052	976,017	762,987
Freddie Mac Gold Pool 2% 4/1/2051	264,531	208,860
Freddie Mac Gold Pool 2% 4/1/2052	5,513,831	4,372,384
Freddie Mac Gold Pool 2% 4/1/2052	59,196	47,145
Freddie Mac Gold Pool 2% 5/1/2051	12,761,072	10,155,227
Freddie Mac Gold Pool 2% 5/1/2051	1,429,756	1,128,860
Freddie Mac Gold Pool 2% 5/1/2051	494,719	394,932
Freddie Mac Gold Pool 2% 5/1/2051	151,231	119,687
Freddie Mac Gold Pool 2% 5/1/2051	43,277	34,656
Freddie Mac Gold Pool 2% 6/1/2035	2,332,481	2,122,831
Freddie Mac Gold Pool 2% 6/1/2050	7,741,325	6,124,238
Freddie Mac Gold Pool 2% 6/1/2051	807,227	631,038
Freddie Mac Gold Pool 2% 6/1/2051	17,444	13,773
Freddie Mac Gold Pool 2% 6/1/2052	321,645	253,652
Freddie Mac Gold Pool 2% 7/1/2038	16,600,005	15,009,387
Freddie Mac Gold Pool 2% 7/1/2041	2,421,644	2,080,297
Freddie Mac Gold Pool 2% 7/1/2041	456,996	391,542
Freddie Mac Gold Pool 2% 7/1/2050	245,250	196,395
Freddie Mac Gold Pool 2% 7/1/2050	22,017	17,418
Freddie Mac Gold Pool 2% 7/1/2050	19,664	15,557
Freddie Mac Gold Pool 2% 7/1/2051	984,080	789,586
Freddie Mac Gold Pool 2% 7/1/2051	297,721	237,391
Freddie Mac Gold Pool 2% 8/1/2050	29,171,952	23,078,218
Freddie Mac Gold Pool 2% 8/1/2050	14,644	11,727
Freddie Mac Gold Pool 2% 8/1/2051	416,407	329,424
Freddie Mac Gold Pool 2% 8/1/2052	20,928	16,478
Freddie Mac Gold Pool 2% 9/1/2050	14,891,978	11,781,190
Freddie Mac Gold Pool 2% 9/1/2050	79,684	63,039
Freddie Mac Gold Pool 2% 9/1/2050	14,296	11,310
Freddie Mac Gold Pool 2% 9/1/2051	345,571	275,221
Freddie Mac Gold Pool 2% 9/1/2051	343,979	273,952
Freddie Mac Gold Pool 2% 9/1/2051	57,935	46,140
Freddie Mac Gold Pool 2.5% 1/1/2031	20,277	19,528
Freddie Mac Gold Pool 2.5% 1/1/2041	765,784	677,572
Freddie Mac Gold Pool 2.5% 1/1/2042	665,869	584,389
Freddie Mac Gold Pool 2.5% 1/1/2051	1,032,978	853,858
Freddie Mac Gold Pool 2.5% 1/1/2052	4,378,332	3,647,855
Freddie Mac Gold Pool 2.5% 1/1/2052	1,249,074	1,038,338
Freddie Mac Gold Pool 2.5% 10/1/2031	111,995	107,503
Freddie Mac Gold Pool 2.5% 10/1/2041	325,477	286,066
Freddie Mac Gold Pool 2.5% 10/1/2050 (g)	7,793,950	6,527,713
Freddie Mac Gold Pool 2.5% 11/1/2031	122,735	117,502
Freddie Mac Gold Pool 2.5% 11/1/2041	193,593	170,063
Freddie Mac Gold Pool 2.5% 11/1/2050	3,461,769	2,899,356
Freddie Mac Gold Pool 2.5% 12/1/2035	517,992	480,613
Freddie Mac Gold Pool 2.5% 12/1/2050	407,703	341,338
Freddie Mac Gold Pool 2.5% 12/1/2051	1,413,603	1,170,249
Freddie Mac Gold Pool 2.5% 2/1/2035	411,461	381,770
Freddie Mac Gold Pool 2.5% 2/1/2051	7,863,967	6,583,897
Freddie Mac Gold Pool 2.5% 3/1/2032	516,220	493,229
Freddie Mac Gold Pool 2.5% 4/1/2035	565,907	525,071
Freddie Mac Gold Pool 2.5% 4/1/2035	379,341	351,967
Freddie Mac Gold Pool 2.5% 4/1/2037	2,562,381	2,377,479
Freddie Mac Gold Pool 2.5% 4/1/2042	132,559	116,396
Freddie Mac Gold Pool 2.5% 4/1/2052	5,028,651	4,194,390
Freddie Mac Gold Pool 2.5% 4/1/2052	3,756,926	3,120,731
Freddie Mac Gold Pool 2.5% 4/1/2052	1,540,222	1,283,734
Freddie Mac Gold Pool 2.5% 4/1/2052	569,313	476,465
Freddie Mac Gold Pool 2.5% 5/1/2030	9,395	9,111
Freddie Mac Gold Pool 2.5% 5/1/2051	2,323,712	1,938,205
Freddie Mac Gold Pool 2.5% 5/1/2051	830,800	698,681
Freddie Mac Gold Pool 2.5% 5/1/2052	4,478,876	3,726,026
Freddie Mac Gold Pool 2.5% 6/1/2031	69,508	66,932
Freddie Mac Gold Pool 2.5% 6/1/2031	69,115	66,399
Freddie Mac Gold Pool 2.5% 6/1/2041	156,626	137,986
Freddie Mac Gold Pool 2.5% 7/1/2031	115,239	110,797
Freddie Mac Gold Pool 2.5% 7/1/2032	166,791	158,888
Freddie Mac Gold Pool 2.5% 8/1/2031	196,957	189,218
Freddie Mac Gold Pool 2.5% 8/1/2041	556,673	489,808
Freddie Mac Gold Pool 2.5% 8/1/2051	20,286	16,940
Freddie Mac Gold Pool 2.5% 8/1/2052	277,665	228,390
Freddie Mac Gold Pool 3% 1/1/2043	40,142	35,942
Freddie Mac Gold Pool 3% 1/1/2043	37,700	34,002
Freddie Mac Gold Pool 3% 1/1/2052	1,283,661	1,107,165
Freddie Mac Gold Pool 3% 1/1/2052	530,521	454,428
Freddie Mac Gold Pool 3% 1/1/2052	108,950	93,324
Freddie Mac Gold Pool 3% 10/1/2042	17,932	16,128
Freddie Mac Gold Pool 3% 10/1/2049	1,512,251	1,306,215
Freddie Mac Gold Pool 3% 10/1/2051	928,257	808,169
Freddie Mac Gold Pool 3% 11/1/2042	6,097	5,543
Freddie Mac Gold Pool 3% 11/1/2049	3,039,028	2,644,922
Freddie Mac Gold Pool 3% 12/1/2042	554,862	501,293
Freddie Mac Gold Pool 3% 12/1/2042	49,464	44,696
Freddie Mac Gold Pool 3% 12/1/2042	18,567	16,705
Freddie Mac Gold Pool 3% 12/1/2046	1,201,463	1,051,954
Freddie Mac Gold Pool 3% 2/1/2033	28,341	27,579
Freddie Mac Gold Pool 3% 2/1/2037	156,998	146,089
Freddie Mac Gold Pool 3% 2/1/2037	14,335	13,361
Freddie Mac Gold Pool 3% 2/1/2043	38,643	35,005
Freddie Mac Gold Pool 3% 2/1/2043	31,649	28,480
Freddie Mac Gold Pool 3% 2/1/2043	21,833	19,733
Freddie Mac Gold Pool 3% 2/1/2043	13,046	11,738
Freddie Mac Gold Pool 3% 3/1/2043	26,923	24,306
Freddie Mac Gold Pool 3% 3/1/2050	2,693,141	2,326,217
Freddie Mac Gold Pool 3% 3/1/2052	1,401,130	1,212,862
Freddie Mac Gold Pool 3% 3/1/2052	1,212,184	1,053,849
Freddie Mac Gold Pool 3% 3/1/2052	384,548	333,958
Freddie Mac Gold Pool 3% 3/1/2052	273,266	234,071
Freddie Mac Gold Pool 3% 4/1/2032	14,152	13,724
Freddie Mac Gold Pool 3% 4/1/2032	4,721	4,576
Freddie Mac Gold Pool 3% 4/1/2034	187,489	179,449
Freddie Mac Gold Pool 3% 4/1/2043	13,566	12,256
Freddie Mac Gold Pool 3% 4/1/2045	17,341	15,292
Freddie Mac Gold Pool 3% 4/1/2046	58,140	51,193
Freddie Mac Gold Pool 3% 4/1/2046	52,492	46,342
Freddie Mac Gold Pool 3% 4/1/2050	2,766,275	2,386,793
Freddie Mac Gold Pool 3% 5/1/2045	27,458	24,320
Freddie Mac Gold Pool 3% 5/1/2046	888,347	783,305
Freddie Mac Gold Pool 3% 5/1/2046	141,306	124,538
Freddie Mac Gold Pool 3% 6/1/2031	62,978	61,144
Freddie Mac Gold Pool 3% 6/1/2031	24,983	24,269
Freddie Mac Gold Pool 3% 6/1/2031	16,778	16,271
Freddie Mac Gold Pool 3% 6/1/2031	13,723	13,300
Freddie Mac Gold Pool 3% 6/1/2031	10,692	10,358
Freddie Mac Gold Pool 3% 6/1/2031	9,934	9,673
Freddie Mac Gold Pool 3% 6/1/2031	8,926	8,691
Freddie Mac Gold Pool 3% 6/1/2046	907,432	798,582
Freddie Mac Gold Pool 3% 6/1/2052	1,423,407	1,230,366
Freddie Mac Gold Pool 3% 6/1/2052	878,678	752,648
Freddie Mac Gold Pool 3% 6/1/2052	654,311	564,142
Freddie Mac Gold Pool 3% 7/1/2032	14,187	13,710
Freddie Mac Gold Pool 3% 7/1/2045	58,003	51,467
Freddie Mac Gold Pool 3% 7/1/2045	27,234	24,783
Freddie Mac Gold Pool 3% 7/1/2045	9,961	8,883
Freddie Mac Gold Pool 3% 7/1/2052	10,555,384	9,127,172
Freddie Mac Gold Pool 3% 8/1/2032	25,461	24,594
Freddie Mac Gold Pool 3% 8/1/2032	14,875	14,368
Freddie Mac Gold Pool 3% 8/1/2042	12,834	11,632
Freddie Mac Gold Pool 3% 8/1/2042	10,003	9,016
Freddie Mac Gold Pool 3% 8/1/2045	39,822	35,256
Freddie Mac Gold Pool 3% 8/1/2045	18,718	16,705
Freddie Mac Gold Pool 3% 8/1/2052	2,005,686	1,741,825
Freddie Mac Gold Pool 3% 8/1/2052	1,354,393	1,176,214
Freddie Mac Gold Pool 3% 8/1/2052	880,070	764,291
Freddie Mac Gold Pool 3% 8/1/2052	458,178	397,901
Freddie Mac Gold Pool 3% 9/1/2049	13,421	11,701
Freddie Mac Gold Pool 3.5% 1/1/2046	112,612	102,710
Freddie Mac Gold Pool 3.5% 1/1/2048	1,521,013	1,373,254
Freddie Mac Gold Pool 3.5% 1/1/2048	915,475	826,541
Freddie Mac Gold Pool 3.5% 10/1/2040	45,179	41,978
Freddie Mac Gold Pool 3.5% 10/1/2047	7,353	6,680
Freddie Mac Gold Pool 3.5% 10/1/2051	941,635	844,569
Freddie Mac Gold Pool 3.5% 10/1/2051	778,076	696,654
Freddie Mac Gold Pool 3.5% 11/1/2040	93,714	87,347
Freddie Mac Gold Pool 3.5% 11/1/2047	60,612	54,836
Freddie Mac Gold Pool 3.5% 11/1/2047	60,252	54,738
Freddie Mac Gold Pool 3.5% 12/1/2033	128,153	123,960
Freddie Mac Gold Pool 3.5% 12/1/2040	89,560	83,419
Freddie Mac Gold Pool 3.5% 12/1/2046	212,614	193,217
Freddie Mac Gold Pool 3.5% 12/1/2047	239,107	216,172
Freddie Mac Gold Pool 3.5% 12/1/2047	14,319	12,999
Freddie Mac Gold Pool 3.5% 2/1/2034	1,348,225	1,304,708
Freddie Mac Gold Pool 3.5% 2/1/2043	531,707	492,030
Freddie Mac Gold Pool 3.5% 2/1/2043	44,922	41,843
Freddie Mac Gold Pool 3.5% 2/1/2048	125,094	113,095
Freddie Mac Gold Pool 3.5% 2/1/2052	444,959	397,631
Freddie Mac Gold Pool 3.5% 3/1/2032	755,913	736,603
Freddie Mac Gold Pool 3.5% 3/1/2046	1,131,063	1,037,698
Freddie Mac Gold Pool 3.5% 4/1/2040	111,199	103,731
Freddie Mac Gold Pool 3.5% 4/1/2042	981,837	915,004
Freddie Mac Gold Pool 3.5% 4/1/2046	261,035	238,025
Freddie Mac Gold Pool 3.5% 4/1/2052	2,580,255	2,318,307
Freddie Mac Gold Pool 3.5% 5/1/2034	151,933	146,580
Freddie Mac Gold Pool 3.5% 5/1/2040	203,294	189,796
Freddie Mac Gold Pool 3.5% 5/1/2040	37,673	35,145
Freddie Mac Gold Pool 3.5% 5/1/2045	515,604	472,080
Freddie Mac Gold Pool 3.5% 5/1/2046	2,175,071	1,990,706
Freddie Mac Gold Pool 3.5% 5/1/2047	2,709,779	2,429,601
Freddie Mac Gold Pool 3.5% 6/1/2032	552,068	537,121
Freddie Mac Gold Pool 3.5% 6/1/2040	173,215	161,824
Freddie Mac Gold Pool 3.5% 6/1/2045	608,124	557,417
Freddie Mac Gold Pool 3.5% 6/1/2045	100,497	92,278
Freddie Mac Gold Pool 3.5% 6/1/2045	60,409	55,521
Freddie Mac Gold Pool 3.5% 6/1/2052	41,172	36,787
Freddie Mac Gold Pool 3.5% 7/1/2032	796,864	775,607
Freddie Mac Gold Pool 3.5% 7/1/2040	17,945	16,710
Freddie Mac Gold Pool 3.5% 7/1/2042	503,958	466,563
Freddie Mac Gold Pool 3.5% 7/1/2046	35,627	32,430
Freddie Mac Gold Pool 3.5% 7/1/2047	142,933	129,986
Freddie Mac Gold Pool 3.5% 7/1/2052	2,108,615	1,895,207
Freddie Mac Gold Pool 3.5% 8/1/2034	256,834	247,705
Freddie Mac Gold Pool 3.5% 8/1/2040	119,818	111,801
Freddie Mac Gold Pool 3.5% 8/1/2045	5,340	4,883
Freddie Mac Gold Pool 3.5% 8/1/2046	6,896	6,299
Freddie Mac Gold Pool 3.5% 8/1/2047	221,813	201,513
Freddie Mac Gold Pool 3.5% 8/1/2047	26,322	23,913
Freddie Mac Gold Pool 3.5% 8/1/2047	16,897	15,351
Freddie Mac Gold Pool 3.5% 8/1/2049	15,934,615	14,381,661
Freddie Mac Gold Pool 3.5% 8/1/2051	1,307,449	1,172,674
Freddie Mac Gold Pool 3.5% 9/1/2040	81,291	76,072
Freddie Mac Gold Pool 3.5% 9/1/2042	745,747	689,940
Freddie Mac Gold Pool 3.5% 9/1/2042	631,223	583,660
Freddie Mac Gold Pool 3.5% 9/1/2046	301,340	273,849
Freddie Mac Gold Pool 3.5% 9/1/2047	5,295	4,811
Freddie Mac Gold Pool 3.5% 9/1/2047	4,982	4,526
Freddie Mac Gold Pool 4% 1/1/2036	459,085	441,721
Freddie Mac Gold Pool 4% 1/1/2039	55,111	52,613
Freddie Mac Gold Pool 4% 1/1/2041	16,049	15,388
Freddie Mac Gold Pool 4% 1/1/2041	7,971	7,616
Freddie Mac Gold Pool 4% 10/1/2041	289,791	276,638
Freddie Mac Gold Pool 4% 10/1/2042	9,961	9,580
Freddie Mac Gold Pool 4% 10/1/2042	7,160	6,785
Freddie Mac Gold Pool 4% 10/1/2045	19,284	18,258
Freddie Mac Gold Pool 4% 11/1/2041	49,971	47,622
Freddie Mac Gold Pool 4% 11/1/2041	6,469	6,241
Freddie Mac Gold Pool 4% 11/1/2042	2,215	2,160
Freddie Mac Gold Pool 4% 11/1/2043	6,233	5,925
Freddie Mac Gold Pool 4% 11/1/2047	363,050	338,096
Freddie Mac Gold Pool 4% 11/1/2051	75,653	70,310
Freddie Mac Gold Pool 4% 12/1/2040	10,259	9,831
Freddie Mac Gold Pool 4% 12/1/2047	632,658	589,173
Freddie Mac Gold Pool 4% 2/1/2039	5,608	5,347
Freddie Mac Gold Pool 4% 2/1/2042	25,145	24,031
Freddie Mac Gold Pool 4% 2/1/2043	17,501	16,576
Freddie Mac Gold Pool 4% 2/1/2044	36,085	34,182
Freddie Mac Gold Pool 4% 2/1/2044	15,568	14,690
Freddie Mac Gold Pool 4% 2/1/2045	423,642	401,574
Freddie Mac Gold Pool 4% 2/1/2046	148,436	140,225
Freddie Mac Gold Pool 4% 2/1/2046	4,890	4,633
Freddie Mac Gold Pool 4% 2/1/2046	2,053	1,982
Freddie Mac Gold Pool 4% 2/1/2048	408,128	379,820
Freddie Mac Gold Pool 4% 2/1/2048	43,439	40,426
Freddie Mac Gold Pool 4% 2/1/2052	39,697	36,832
Freddie Mac Gold Pool 4% 2/1/2052	32,980	30,651
Freddie Mac Gold Pool 4% 2/1/2053	9,930,809	9,189,176
Freddie Mac Gold Pool 4% 3/1/2042	23,465	22,342
Freddie Mac Gold Pool 4% 3/1/2042	22,880	21,826
Freddie Mac Gold Pool 4% 3/1/2042	9,416	8,931
Freddie Mac Gold Pool 4% 4/1/2040	1,139	1,103
Freddie Mac Gold Pool 4% 4/1/2042	14,016	13,295
Freddie Mac Gold Pool 4% 4/1/2042	10,033	9,603
Freddie Mac Gold Pool 4% 4/1/2042	5,621	5,331
Freddie Mac Gold Pool 4% 4/1/2043	493,766	469,748
Freddie Mac Gold Pool 4% 4/1/2043	27,880	26,545
Freddie Mac Gold Pool 4% 4/1/2043	16,549	15,912
Freddie Mac Gold Pool 4% 4/1/2046	151,929	143,078
Freddie Mac Gold Pool 4% 4/1/2048	143,375	133,430
Freddie Mac Gold Pool 4% 4/1/2048	113,987	106,081
Freddie Mac Gold Pool 4% 4/1/2048	56,856	52,859
Freddie Mac Gold Pool 4% 4/1/2048	24,793	23,050
Freddie Mac Gold Pool 4% 4/1/2048	7,437	6,915
Freddie Mac Gold Pool 4% 4/1/2052	76,698	71,162
Freddie Mac Gold Pool 4% 4/1/2052	58,552	54,325
Freddie Mac Gold Pool 4% 5/1/2038	658,285	628,449
Freddie Mac Gold Pool 4% 5/1/2042	40,165	38,388
Freddie Mac Gold Pool 4% 5/1/2043	6,108	5,790
Freddie Mac Gold Pool 4% 5/1/2045	55,768	52,479
Freddie Mac Gold Pool 4% 5/1/2048	840,310	781,238
Freddie Mac Gold Pool 4% 5/1/2052	6,139,876	5,654,488
Freddie Mac Gold Pool 4% 6/1/2038	28,647	27,349
Freddie Mac Gold Pool 4% 6/1/2038	21,151	20,192
Freddie Mac Gold Pool 4% 6/1/2041	13,776	13,147
Freddie Mac Gold Pool 4% 6/1/2041	3,341	3,273
Freddie Mac Gold Pool 4% 6/1/2045	36,473	34,518
Freddie Mac Gold Pool 4% 6/1/2047	2,428,818	2,266,428
Freddie Mac Gold Pool 4% 6/1/2047	164,620	153,665
Freddie Mac Gold Pool 4% 6/1/2052	40,942	38,038
Freddie Mac Gold Pool 4% 7/1/2043	16,746	15,828
Freddie Mac Gold Pool 4% 7/1/2045	90,465	85,567
Freddie Mac Gold Pool 4% 7/1/2052	71,393	66,330
Freddie Mac Gold Pool 4% 8/1/2038	132,453	126,450
Freddie Mac Gold Pool 4% 8/1/2038	105,669	100,880
Freddie Mac Gold Pool 4% 8/1/2043	22,013	21,038
Freddie Mac Gold Pool 4% 8/1/2044	13,749	12,985
Freddie Mac Gold Pool 4% 8/1/2044	9,119	8,689
Freddie Mac Gold Pool 4% 8/1/2052	40,205	37,353
Freddie Mac Gold Pool 4% 9/1/2041	36,816	35,141
Freddie Mac Gold Pool 4% 9/1/2041	14,153	13,514
Freddie Mac Gold Pool 4% 9/1/2041	12,451	11,919
Freddie Mac Gold Pool 4% 9/1/2041	10,297	9,872
Freddie Mac Gold Pool 4% 9/1/2043	1,530	1,492
Freddie Mac Gold Pool 4% 9/1/2044	29,935	28,339
Freddie Mac Gold Pool 4% 9/1/2051	82,863	77,012
Freddie Mac Gold Pool 4.5% 1/1/2040	11,643	11,425
Freddie Mac Gold Pool 4.5% 1/1/2041	14,240	13,943
Freddie Mac Gold Pool 4.5% 1/1/2041	6,973	6,842
Freddie Mac Gold Pool 4.5% 1/1/2041	2,837	2,779
Freddie Mac Gold Pool 4.5% 1/1/2042	349,452	342,039
Freddie Mac Gold Pool 4.5% 1/1/2045	14,444	14,100
Freddie Mac Gold Pool 4.5% 1/1/2047	28,958	27,883
Freddie Mac Gold Pool 4.5% 10/1/2039	70,648	69,243
Freddie Mac Gold Pool 4.5% 10/1/2039	17,761	17,389
Freddie Mac Gold Pool 4.5% 10/1/2039	6,768	6,640
Freddie Mac Gold Pool 4.5% 10/1/2039	901	885
Freddie Mac Gold Pool 4.5% 10/1/2040	35,582	34,808
Freddie Mac Gold Pool 4.5% 10/1/2040	17,785	17,388
Freddie Mac Gold Pool 4.5% 10/1/2041	93,059	90,921
Freddie Mac Gold Pool 4.5% 10/1/2043	24,164	23,489
Freddie Mac Gold Pool 4.5% 10/1/2048	484,788	467,398
Freddie Mac Gold Pool 4.5% 10/1/2048	80,054	76,407
Freddie Mac Gold Pool 4.5% 11/1/2031	2,600	2,590
Freddie Mac Gold Pool 4.5% 11/1/2039	953	935
Freddie Mac Gold Pool 4.5% 11/1/2040	8,202	8,027
Freddie Mac Gold Pool 4.5% 11/1/2040	3,914	3,832
Freddie Mac Gold Pool 4.5% 11/1/2040	441	432
Freddie Mac Gold Pool 4.5% 11/1/2044	126,695	122,923
Freddie Mac Gold Pool 4.5% 11/1/2044	7,158	6,954
Freddie Mac Gold Pool 4.5% 12/1/2039	735	720
Freddie Mac Gold Pool 4.5% 12/1/2039	701	688
Freddie Mac Gold Pool 4.5% 12/1/2040	13,469	13,170
Freddie Mac Gold Pool 4.5% 12/1/2040	11,697	11,421
Freddie Mac Gold Pool 4.5% 12/1/2040	1,762	1,722
Freddie Mac Gold Pool 4.5% 12/1/2044	25,247	24,490
Freddie Mac Gold Pool 4.5% 12/1/2044	7,245	7,037
Freddie Mac Gold Pool 4.5% 12/1/2045	63,501	62,304
Freddie Mac Gold Pool 4.5% 12/1/2046	29,452	28,359
Freddie Mac Gold Pool 4.5% 12/1/2052	3,583,420	3,416,674
Freddie Mac Gold Pool 4.5% 2/1/2037	1,074	1,059
Freddie Mac Gold Pool 4.5% 2/1/2040	3,757	3,682
Freddie Mac Gold Pool 4.5% 2/1/2041	52,475	51,380
Freddie Mac Gold Pool 4.5% 2/1/2041	17,490	17,116
Freddie Mac Gold Pool 4.5% 2/1/2041	15,468	15,099
Freddie Mac Gold Pool 4.5% 2/1/2041	15,356	14,987
Freddie Mac Gold Pool 4.5% 2/1/2041	14,319	14,014
Freddie Mac Gold Pool 4.5% 2/1/2041	12,446	12,189
Freddie Mac Gold Pool 4.5% 2/1/2041	9,282	9,107
Freddie Mac Gold Pool 4.5% 2/1/2041	6,606	6,449
Freddie Mac Gold Pool 4.5% 2/1/2041	4,698	4,604
Freddie Mac Gold Pool 4.5% 2/1/2044	11,675	11,363
Freddie Mac Gold Pool 4.5% 2/1/2047	110,834	106,686
Freddie Mac Gold Pool 4.5% 3/1/2041	139,800	136,761
Freddie Mac Gold Pool 4.5% 3/1/2041	57,732	56,471
Freddie Mac Gold Pool 4.5% 3/1/2041	14,991	14,680
Freddie Mac Gold Pool 4.5% 3/1/2041	13,136	12,845
Freddie Mac Gold Pool 4.5% 3/1/2041	9,398	9,194
Freddie Mac Gold Pool 4.5% 3/1/2041	3,721	3,641
Freddie Mac Gold Pool 4.5% 3/1/2042	3,308	3,239
Freddie Mac Gold Pool 4.5% 3/1/2042	2,495	2,442
Freddie Mac Gold Pool 4.5% 3/1/2044	10,987	10,680
Freddie Mac Gold Pool 4.5% 4/1/2041	177,545	173,720
Freddie Mac Gold Pool 4.5% 4/1/2041	20,912	20,405
Freddie Mac Gold Pool 4.5% 4/1/2041	20,220	19,771
Freddie Mac Gold Pool 4.5% 4/1/2041	5,303	5,174
Freddie Mac Gold Pool 4.5% 4/1/2041	2,315	2,266
Freddie Mac Gold Pool 4.5% 4/1/2041	1,267	1,238
Freddie Mac Gold Pool 4.5% 5/1/2035	5,965	5,885
Freddie Mac Gold Pool 4.5% 5/1/2039	46,225	45,396
Freddie Mac Gold Pool 4.5% 5/1/2040	2,890	2,839
Freddie Mac Gold Pool 4.5% 5/1/2040	2,444	2,394
Freddie Mac Gold Pool 4.5% 5/1/2041	19,686	19,201
Freddie Mac Gold Pool 4.5% 5/1/2041	14,511	14,197
Freddie Mac Gold Pool 4.5% 5/1/2041	14,205	13,899
Freddie Mac Gold Pool 4.5% 5/1/2045	117,882	114,603
Freddie Mac Gold Pool 4.5% 5/1/2047	326,475	314,253
Freddie Mac Gold Pool 4.5% 5/1/2047	247,593	238,325
Freddie Mac Gold Pool 4.5% 5/1/2047	116,045	111,701
Freddie Mac Gold Pool 4.5% 6/1/2038	6,945	6,851
Freddie Mac Gold Pool 4.5% 6/1/2039	4,059	3,977
Freddie Mac Gold Pool 4.5% 6/1/2040	5,008	4,906
Freddie Mac Gold Pool 4.5% 6/1/2040	1,157	1,133
Freddie Mac Gold Pool 4.5% 6/1/2041	19,865	19,489
Freddie Mac Gold Pool 4.5% 6/1/2041	17,237	16,825
Freddie Mac Gold Pool 4.5% 6/1/2041	16,622	16,251
Freddie Mac Gold Pool 4.5% 6/1/2041	13,915	13,633
Freddie Mac Gold Pool 4.5% 6/1/2041	8,642	8,450
Freddie Mac Gold Pool 4.5% 6/1/2041	6,571	6,457
Freddie Mac Gold Pool 4.5% 6/1/2041	2,728	2,668
Freddie Mac Gold Pool 4.5% 6/1/2041	978	957
Freddie Mac Gold Pool 4.5% 6/1/2047	480,966	462,962
Freddie Mac Gold Pool 4.5% 6/1/2047	125,897	121,184
Freddie Mac Gold Pool 4.5% 7/1/2040	26,407	25,868
Freddie Mac Gold Pool 4.5% 7/1/2040	12,308	12,040
Freddie Mac Gold Pool 4.5% 7/1/2040	10,278	10,062
Freddie Mac Gold Pool 4.5% 7/1/2040	2,037	1,994
Freddie Mac Gold Pool 4.5% 7/1/2041	10,222	10,002
Freddie Mac Gold Pool 4.5% 7/1/2044	5,870	5,699
Freddie Mac Gold Pool 4.5% 7/1/2047	225,070	217,277
Freddie Mac Gold Pool 4.5% 7/1/2047	204,490	196,771
Freddie Mac Gold Pool 4.5% 7/1/2047	103,380	99,477
Freddie Mac Gold Pool 4.5% 8/1/2033	2,551	2,524
Freddie Mac Gold Pool 4.5% 8/1/2035	960	947
Freddie Mac Gold Pool 4.5% 8/1/2035	373	368
Freddie Mac Gold Pool 4.5% 8/1/2039	1,187	1,163
Freddie Mac Gold Pool 4.5% 8/1/2040	9,068	8,877
Freddie Mac Gold Pool 4.5% 8/1/2040	7,726	7,561
Freddie Mac Gold Pool 4.5% 8/1/2040	2,420	2,369
Freddie Mac Gold Pool 4.5% 8/1/2040	1,462	1,432
Freddie Mac Gold Pool 4.5% 8/1/2041	59,312	58,044
Freddie Mac Gold Pool 4.5% 8/1/2041	12,756	12,482
Freddie Mac Gold Pool 4.5% 8/1/2041	9,861	9,626
Freddie Mac Gold Pool 4.5% 8/1/2041	7,250	7,101
Freddie Mac Gold Pool 4.5% 8/1/2041	2,381	2,330
Freddie Mac Gold Pool 4.5% 8/1/2041	807	788
Freddie Mac Gold Pool 4.5% 9/1/2039	34,263	33,708
Freddie Mac Gold Pool 4.5% 9/1/2039	1,264	1,240
Freddie Mac Gold Pool 4.5% 9/1/2039	457	449
Freddie Mac Gold Pool 4.5% 9/1/2040	16,927	16,571
Freddie Mac Gold Pool 4.5% 9/1/2041	153,721	150,580
Freddie Mac Gold Pool 4.5% 9/1/2041	85,066	83,235
Freddie Mac Gold Pool 4.5% 9/1/2041	68,179	66,690
Freddie Mac Gold Pool 4.5% 9/1/2041	15,635	15,305
Freddie Mac Gold Pool 4.5% 9/1/2041	3,058	2,992
Freddie Mac Gold Pool 5% 1/1/2035	60,224	60,152
Freddie Mac Gold Pool 5% 1/1/2037	2,747	2,742
Freddie Mac Gold Pool 5% 1/1/2040	27,705	27,587
Freddie Mac Gold Pool 5% 1/1/2041	3,541	3,522
Freddie Mac Gold Pool 5% 1/1/2053	1,039,073	1,016,283
Freddie Mac Gold Pool 5% 10/1/2033	7,387	7,378
Freddie Mac Gold Pool 5% 10/1/2033	4,392	4,388
Freddie Mac Gold Pool 5% 10/1/2033	506	505
Freddie Mac Gold Pool 5% 10/1/2033	302	302
Freddie Mac Gold Pool 5% 10/1/2040	2,754,898	2,747,284
Freddie Mac Gold Pool 5% 10/1/2040	851,405	849,052
Freddie Mac Gold Pool 5% 10/1/2040	356,709	355,333
Freddie Mac Gold Pool 5% 10/1/2052	2,019,084	1,981,108
Freddie Mac Gold Pool 5% 10/1/2052	17,200	16,877
Freddie Mac Gold Pool 5% 10/1/2053	103,846	101,925
Freddie Mac Gold Pool 5% 11/1/2034	56	56
Freddie Mac Gold Pool 5% 11/1/2035	4,297	4,289
Freddie Mac Gold Pool 5% 11/1/2037	832	830
Freddie Mac Gold Pool 5% 11/1/2040	5,822	5,801
Freddie Mac Gold Pool 5% 11/1/2052	508,032	498,476
Freddie Mac Gold Pool 5% 11/1/2052	483,473	474,984
Freddie Mac Gold Pool 5% 12/1/2033	4,634	4,628
Freddie Mac Gold Pool 5% 12/1/2033	2,458	2,455
Freddie Mac Gold Pool 5% 12/1/2033	1,167	1,165
Freddie Mac Gold Pool 5% 12/1/2034	2,369	2,365
Freddie Mac Gold Pool 5% 12/1/2034	1,579	1,576
Freddie Mac Gold Pool 5% 12/1/2035	11,175	11,152
Freddie Mac Gold Pool 5% 12/1/2040	1,020,662	1,017,841
Freddie Mac Gold Pool 5% 12/1/2052 (g)	1,109,234	1,088,370
Freddie Mac Gold Pool 5% 12/1/2052	298,576	292,401
Freddie Mac Gold Pool 5% 12/1/2052	272,742	267,612
Freddie Mac Gold Pool 5% 12/1/2052	248,168	243,035
Freddie Mac Gold Pool 5% 12/1/2052	177,573	174,566
Freddie Mac Gold Pool 5% 2/1/2035	7,881	7,876
Freddie Mac Gold Pool 5% 2/1/2040	4,122	4,102
Freddie Mac Gold Pool 5% 2/1/2041	11,863	11,797
Freddie Mac Gold Pool 5% 2/1/2041	7,921	7,877
Freddie Mac Gold Pool 5% 3/1/2041	16,103	16,023
Freddie Mac Gold Pool 5% 3/1/2041	11,357	11,293
Freddie Mac Gold Pool 5% 3/1/2054	1,498,481	1,470,765
Freddie Mac Gold Pool 5% 4/1/2034	2,497	2,494
Freddie Mac Gold Pool 5% 4/1/2035	16,784	16,761
Freddie Mac Gold Pool 5% 4/1/2035	6,606	6,594
Freddie Mac Gold Pool 5% 4/1/2035	4,357	4,350
Freddie Mac Gold Pool 5% 4/1/2036	37,661	37,588
Freddie Mac Gold Pool 5% 4/1/2040	42,219	42,021
Freddie Mac Gold Pool 5% 4/1/2041	3,560	3,539
Freddie Mac Gold Pool 5% 4/1/2041	801	797
Freddie Mac Gold Pool 5% 4/1/2053	941,667	923,073
Freddie Mac Gold Pool 5% 5/1/2034	2,896	2,892
Freddie Mac Gold Pool 5% 5/1/2034	1,483	1,480
Freddie Mac Gold Pool 5% 5/1/2034	1,080	1,078
Freddie Mac Gold Pool 5% 5/1/2034	325	324
Freddie Mac Gold Pool 5% 5/1/2035	16,015	15,987
Freddie Mac Gold Pool 5% 5/1/2035	450	450
Freddie Mac Gold Pool 5% 5/1/2040	7,596	7,563
Freddie Mac Gold Pool 5% 5/1/2041	14,320	14,239
Freddie Mac Gold Pool 5% 6/1/2035	3,010	3,005
Freddie Mac Gold Pool 5% 6/1/2035	1,370	1,368
Freddie Mac Gold Pool 5% 6/1/2038	1,623	1,617
Freddie Mac Gold Pool 5% 6/1/2038	1,329	1,324
Freddie Mac Gold Pool 5% 6/1/2040	169,417	168,870
Freddie Mac Gold Pool 5% 6/1/2040	24,515	24,404
Freddie Mac Gold Pool 5% 6/1/2040	21,901	21,800
Freddie Mac Gold Pool 5% 6/1/2041	628,641	625,428
Freddie Mac Gold Pool 5% 6/1/2041	14,433	14,349
Freddie Mac Gold Pool 5% 6/1/2052	223,842	220,052
Freddie Mac Gold Pool 5% 7/1/2034	170	170
Freddie Mac Gold Pool 5% 7/1/2035	104,791	104,629
Freddie Mac Gold Pool 5% 7/1/2035	14,277	14,250
Freddie Mac Gold Pool 5% 7/1/2035	2,340	2,336
Freddie Mac Gold Pool 5% 7/1/2035	1,939	1,935
Freddie Mac Gold Pool 5% 7/1/2035	722	720
Freddie Mac Gold Pool 5% 7/1/2035	639	638
Freddie Mac Gold Pool 5% 7/1/2035	488	488
Freddie Mac Gold Pool 5% 7/1/2035	385	384
Freddie Mac Gold Pool 5% 7/1/2035	215	214
Freddie Mac Gold Pool 5% 7/1/2040	198,245	197,604
Freddie Mac Gold Pool 5% 7/1/2040	5,724	5,704
Freddie Mac Gold Pool 5% 7/1/2040	1,119	1,114
Freddie Mac Gold Pool 5% 7/1/2041	11,611	11,573
Freddie Mac Gold Pool 5% 7/1/2041	10,459	10,398
Freddie Mac Gold Pool 5% 7/1/2041	9,474	9,421
Freddie Mac Gold Pool 5% 7/1/2041	7,389	7,351
Freddie Mac Gold Pool 5% 7/1/2041	7,121	7,084
Freddie Mac Gold Pool 5% 7/1/2041	4,429	4,426
Freddie Mac Gold Pool 5% 7/1/2041	3,800	3,794
Freddie Mac Gold Pool 5% 7/1/2052	10,289,429	10,099,112
Freddie Mac Gold Pool 5% 7/1/2052	1,444,629	1,413,846
Freddie Mac Gold Pool 5% 7/1/2053	99,387	97,005
Freddie Mac Gold Pool 5% 8/1/2033	1,769	1,767
Freddie Mac Gold Pool 5% 8/1/2033	633	632
Freddie Mac Gold Pool 5% 8/1/2034	24,521	24,487
Freddie Mac Gold Pool 5% 8/1/2035	1,923	1,920
Freddie Mac Gold Pool 5% 8/1/2035	667	666
Freddie Mac Gold Pool 5% 8/1/2035	415	415
Freddie Mac Gold Pool 5% 8/1/2036	436	435
Freddie Mac Gold Pool 5% 8/1/2040	20,453	20,379
Freddie Mac Gold Pool 5% 8/1/2040	950	945
Freddie Mac Gold Pool 5% 8/1/2052	5,312,585	5,199,297
Freddie Mac Gold Pool 5% 8/1/2052	3,912,202	3,833,728
Freddie Mac Gold Pool 5% 8/1/2052	50,255	49,326
Freddie Mac Gold Pool 5% 8/1/2052	39,684	38,950
Freddie Mac Gold Pool 5% 8/1/2052	16,590	16,237
Freddie Mac Gold Pool 5% 8/1/2053	85,454	83,454
Freddie Mac Gold Pool 5% 8/1/2053	58,868	57,458
Freddie Mac Gold Pool 5% 8/1/2053	24,683	24,242
Freddie Mac Gold Pool 5% 9/1/2033	5,866	5,859
Freddie Mac Gold Pool 5% 9/1/2035	10,901	10,880
Freddie Mac Gold Pool 5% 9/1/2035	875	874
Freddie Mac Gold Pool 5% 9/1/2035	97	96
Freddie Mac Gold Pool 5% 9/1/2052	492,912	482,023
Freddie Mac Gold Pool 5% 9/1/2052	34,515	33,768
Freddie Mac Gold Pool 5.5% 1/1/2055	3,366,164	3,372,996
Freddie Mac Gold Pool 5.5% 1/1/2056	8,682,770	8,705,819
Freddie Mac Gold Pool 5.5% 1/1/2056	8,418,386	8,445,995
Freddie Mac Gold Pool 5.5% 1/1/2056	4,035,421	4,033,523
Freddie Mac Gold Pool 5.5% 10/1/2054	3,320,116	3,326,855
Freddie Mac Gold Pool 5.5% 11/1/2054	3,065,887	3,082,649
Freddie Mac Gold Pool 5.5% 2/1/2054	178,456	177,647
Freddie Mac Gold Pool 5.5% 5/1/2053	3,712,766	3,714,500
Freddie Mac Gold Pool 5.5% 5/1/2055	650,815	646,310
Freddie Mac Gold Pool 5.5% 6/1/2055	807,388	800,397
Freddie Mac Gold Pool 5.5% 8/1/2055	1,796,632	1,804,209
Freddie Mac Gold Pool 5.5% 9/1/2053	9,849,435	9,879,767
Freddie Mac Gold Pool 5.5% 9/1/2054	2,641,757	2,648,770
Freddie Mac Gold Pool 6% 1/1/2029	963	974
Freddie Mac Gold Pool 6% 1/1/2029	119	121
Freddie Mac Gold Pool 6% 1/1/2029	35	36
Freddie Mac Gold Pool 6% 1/1/2029	32	32
Freddie Mac Gold Pool 6% 1/1/2032	1,449	1,475
Freddie Mac Gold Pool 6% 1/1/2032	887	903
Freddie Mac Gold Pool 6% 10/1/2032	705	719
Freddie Mac Gold Pool 6% 10/1/2039	218,794	223,814
Freddie Mac Gold Pool 6% 10/1/2039	129,558	132,531
Freddie Mac Gold Pool 6% 10/1/2040	1,754,689	1,794,398
Freddie Mac Gold Pool 6% 10/1/2054	1,356,940	1,392,979
Freddie Mac Gold Pool 6% 11/1/2029	77	78
Freddie Mac Gold Pool 6% 11/1/2031	956	973
Freddie Mac Gold Pool 6% 11/1/2032	7,969	8,114
Freddie Mac Gold Pool 6% 11/1/2053	259,685	265,040
Freddie Mac Gold Pool 6% 12/1/2032	368	375
Freddie Mac Gold Pool 6% 12/1/2037	20,470	21,040
Freddie Mac Gold Pool 6% 12/1/2037	6,167	6,332
Freddie Mac Gold Pool 6% 12/1/2039	51,846	53,036
Freddie Mac Gold Pool 6% 12/1/2052	294,226	301,673
Freddie Mac Gold Pool 6% 12/1/2055	2,181,909	2,230,313
Freddie Mac Gold Pool 6% 2/1/2029	138	140
Freddie Mac Gold Pool 6% 2/1/2029	80	81
Freddie Mac Gold Pool 6% 2/1/2029	68	69
Freddie Mac Gold Pool 6% 2/1/2029	27	27
Freddie Mac Gold Pool 6% 2/1/2055	4,920,963	5,065,499
Freddie Mac Gold Pool 6% 2/1/2055	2,200,259	2,258,696
Freddie Mac Gold Pool 6% 2/1/2055	888,218	911,809
Freddie Mac Gold Pool 6% 3/1/2029	127	128
Freddie Mac Gold Pool 6% 3/1/2029	70	71
Freddie Mac Gold Pool 6% 3/1/2029	57	58
Freddie Mac Gold Pool 6% 3/1/2029	57	58
Freddie Mac Gold Pool 6% 3/1/2040	15,155	15,498
Freddie Mac Gold Pool 6% 3/1/2040	13,409	13,717
Freddie Mac Gold Pool 6% 3/1/2056	373,678	381,968
Freddie Mac Gold Pool 6% 4/1/2028	11	11
Freddie Mac Gold Pool 6% 4/1/2029	64	64
Freddie Mac Gold Pool 6% 4/1/2029	16	17
Freddie Mac Gold Pool 6% 4/1/2029	12	12
Freddie Mac Gold Pool 6% 4/1/2031	729	741
Freddie Mac Gold Pool 6% 4/1/2033	2,417	2,462
Freddie Mac Gold Pool 6% 4/1/2040	2,157,587	2,207,088
Freddie Mac Gold Pool 6% 4/1/2040	995,593	1,018,123
Freddie Mac Gold Pool 6% 4/1/2054	147,367	150,345
Freddie Mac Gold Pool 6% 5/1/2029	50	50
Freddie Mac Gold Pool 6% 5/1/2033	16,465	16,735
Freddie Mac Gold Pool 6% 5/1/2040	690,694	706,325
Freddie Mac Gold Pool 6% 5/1/2040	19,237	19,714
Freddie Mac Gold Pool 6% 5/1/2054	8,171,739	8,391,326
Freddie Mac Gold Pool 6% 5/1/2055	1,334,995	1,365,862
Freddie Mac Gold Pool 6% 6/1/2029	634	641
Freddie Mac Gold Pool 6% 6/1/2029	125	126
Freddie Mac Gold Pool 6% 6/1/2029	48	48
Freddie Mac Gold Pool 6% 6/1/2031	229	233
Freddie Mac Gold Pool 6% 6/1/2040	1,168,984	1,195,438
Freddie Mac Gold Pool 6% 6/1/2040	83,100	85,033
Freddie Mac Gold Pool 6% 6/1/2040	56,529	57,861
Freddie Mac Gold Pool 6% 6/1/2056	8,967,338	9,163,467
Freddie Mac Gold Pool 6% 7/1/2028	17	17
Freddie Mac Gold Pool 6% 7/1/2029	211	213
Freddie Mac Gold Pool 6% 7/1/2029	110	111
Freddie Mac Gold Pool 6% 7/1/2029	106	107
Freddie Mac Gold Pool 6% 7/1/2029	103	104
Freddie Mac Gold Pool 6% 7/1/2029	93	94
Freddie Mac Gold Pool 6% 7/1/2029	78	79
Freddie Mac Gold Pool 6% 7/1/2029	70	70
Freddie Mac Gold Pool 6% 7/1/2029	56	56
Freddie Mac Gold Pool 6% 7/1/2029	23	24
Freddie Mac Gold Pool 6% 7/1/2029	20	20
Freddie Mac Gold Pool 6% 7/1/2032	1,895	1,927
Freddie Mac Gold Pool 6% 7/1/2033	2,485	2,535
Freddie Mac Gold Pool 6% 7/1/2037	1,966	2,019
Freddie Mac Gold Pool 6% 7/1/2039	4,466,190	4,572,842
Freddie Mac Gold Pool 6% 7/1/2041	1,392,754	1,433,847
Freddie Mac Gold Pool 6% 8/1/2029	87	89
Freddie Mac Gold Pool 6% 8/1/2037	19,486	19,985
Freddie Mac Gold Pool 6% 8/1/2055	3,354,304	3,432,909
Freddie Mac Gold Pool 6% 9/1/2033	14,829	15,118
Freddie Mac Gold Pool 6% 9/1/2039	13,818	14,135
Freddie Mac Gold Pool 6% 9/1/2054	12,252,459	12,585,530
Freddie Mac Gold Pool 6% 9/1/2054	12,029,279	12,307,414
Freddie Mac Gold Pool 6% 9/1/2054	4,107,043	4,217,405
Freddie Mac Gold Pool 6% 9/1/2056	10,905,049	11,181,045
Freddie Mac Gold Pool 6.5% 1/1/2032	4,629	4,772
Freddie Mac Gold Pool 6.5% 1/1/2054	1,156,402	1,207,768
Freddie Mac Gold Pool 6.5% 1/1/2054	674,813	704,829
Freddie Mac Gold Pool 6.5% 1/1/2054	21,900	22,837
Freddie Mac Gold Pool 6.5% 1/1/2054	18,454	19,337
Freddie Mac Gold Pool 6.5% 1/1/2054	12,215	12,650
Freddie Mac Gold Pool 6.5% 10/1/2032	4,495	4,634
Freddie Mac Gold Pool 6.5% 11/1/2054	1,935,531	2,023,923
Freddie Mac Gold Pool 6.5% 11/1/2054	73,847	77,011
Freddie Mac Gold Pool 6.5% 11/1/2054	50,887	52,675
Freddie Mac Gold Pool 6.5% 12/1/2052	311,752	323,602
Freddie Mac Gold Pool 6.5% 12/1/2053	275,340	288,052
Freddie Mac Gold Pool 6.5% 2/1/2037	815	841
Freddie Mac Gold Pool 6.5% 2/1/2055	566,601	592,734
Freddie Mac Gold Pool 6.5% 2/1/2055	157,815	164,524
Freddie Mac Gold Pool 6.5% 3/1/2032	36	37
Freddie Mac Gold Pool 6.5% 3/1/2036	48,359	49,853
Freddie Mac Gold Pool 6.5% 3/1/2037	1,024	1,065
Freddie Mac Gold Pool 6.5% 4/1/2032	538	554
Freddie Mac Gold Pool 6.5% 4/1/2054	202,299	211,298
Freddie Mac Gold Pool 6.5% 4/1/2054	72,190	75,155
Freddie Mac Gold Pool 6.5% 4/1/2054	30,165	31,533
Freddie Mac Gold Pool 6.5% 4/1/2055	228,541	238,080
Freddie Mac Gold Pool 6.5% 4/1/2056	1,694,088	1,772,777
Freddie Mac Gold Pool 6.5% 5/1/2053	11,050	11,509
Freddie Mac Gold Pool 6.5% 5/1/2054	93,356	97,228
Freddie Mac Gold Pool 6.5% 5/1/2055	8,787,709	9,178,043
Freddie Mac Gold Pool 6.5% 6/1/2053	41,388	43,014
Freddie Mac Gold Pool 6.5% 6/1/2054	2,758,742	2,885,591
Freddie Mac Gold Pool 6.5% 6/1/2054	568,390	595,768
Freddie Mac Gold Pool 6.5% 6/1/2054	21,697	22,777
Freddie Mac Gold Pool 6.5% 6/1/2054	17,622	18,417
Freddie Mac Gold Pool 6.5% 7/1/2032	143	147
Freddie Mac Gold Pool 6.5% 7/1/2054	40,115	41,656
Freddie Mac Gold Pool 6.5% 8/1/2032	2,054	2,117
Freddie Mac Gold Pool 6.5% 8/1/2032	1,480	1,526
Freddie Mac Gold Pool 6.5% 8/1/2032	1,419	1,463
Freddie Mac Gold Pool 6.5% 8/1/2054	393,327	408,845
Freddie Mac Gold Pool 6.5% 8/1/2054	153,728	160,791
Freddie Mac Gold Pool 6.5% 8/1/2054	106,509	110,423
Freddie Mac Gold Pool 6.5% 8/1/2054	42,008	43,686
Freddie Mac Gold Pool 6.5% 8/1/2056	800,000	839,472
Freddie Mac Gold Pool 6.5% 9/1/2039	77,977	81,085
Freddie Mac Gold Pool 6.5% 9/1/2053	129,287	135,231
Freddie Mac Gold Pool 6.5% 9/1/2054	7,741,686	8,127,291
Freddie Mac Gold Pool 6.5% 9/1/2054	672,636	705,035
Freddie Mac Gold Pool 6.5% 9/1/2054	121,787	126,500
Freddie Mac Gold Pool 7% 1/1/2036	2,937	3,076
Freddie Mac Gold Pool 7% 1/1/2054	784,108	830,489
Freddie Mac Gold Pool 7% 1/1/2054	747,569	790,328
Freddie Mac Gold Pool 7% 1/1/2055	107,232	113,198
Freddie Mac Gold Pool 7% 10/1/2054	43,839	46,388
Freddie Mac Gold Pool 7% 11/1/2026	44	44
Freddie Mac Gold Pool 7% 11/1/2034	5,008	5,244
Freddie Mac Gold Pool 7% 11/1/2034	4,376	4,582
Freddie Mac Gold Pool 7% 12/1/2053	90,172	95,076
Freddie Mac Gold Pool 7% 2/1/2054	402,059	425,056
Freddie Mac Gold Pool 7% 3/1/2054	18,482	19,626
Freddie Mac Gold Pool 7% 4/1/2032	1,652	1,730
Freddie Mac Gold Pool 7% 6/1/2054	780,713	827,198
Freddie Mac Gold Pool 7% 6/1/2054	714,197	755,270
Freddie Mac Gold Pool 7% 6/1/2055	57,422	60,750
Freddie Mac Gold Pool 7% 7/1/2029	6,513	6,820
Freddie Mac Gold Pool 7% 8/1/2054	341,428	362,397
Freddie Mac Gold Pool 7% 8/1/2054	32,591	34,414
Freddie Mac Gold Pool 7% 9/1/2026	25	25
Freddie Mac Gold Pool 7% 9/1/2035	12,515	13,105
Freddie Mac Gold Pool 7% 9/1/2054	397,957	420,844
Freddie Mac Gold Pool 7% 9/1/2054	32,369	34,163
Freddie Mac Gold Pool 7.5% 1/1/2027	2	2
Freddie Mac Gold Pool 7.5% 11/1/2030	78	81
Freddie Mac Gold Pool 7.5% 11/1/2030	10	10
Freddie Mac Gold Pool 7.5% 11/1/2031	263	274
Freddie Mac Gold Pool 7.5% 5/1/2031	109	113
Freddie Mac Gold Pool 7.5% 8/1/2030	216	223
Freddie Mac Gold Pool 8% 11/1/2031	500	517
Freddie Mac Gold Pool 8% 2/1/2030	22	23
Freddie Mac Gold Pool 8% 4/1/2030	9	9
Freddie Mac Gold Pool 8% 4/1/2032	63	66
Freddie Mac Gold Pool 8% 8/1/2030	27	28
Freddie Mac Gold Pool 8% 8/1/2030	13	14
Freddie Mac Gold Pool 8% 9/1/2030	23	23
Freddie Mac Gold Pool 8.5% 1/1/2028	2	2
Freddie Mac Gold Pool 8.5% 12/1/2027	3	3
Freddie Mac Gold Pool 8.5% 5/1/2027	2	2
Freddie Mac Gold Pool 8.5% 8/1/2027	106	107
Freddie Mac Gold Pool 8.5% 8/1/2027	71	71
Freddie Mac Gold Pool 8.5% 9/1/2029	27	28
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	1,130,737	1,157,235
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	1,393,717	1,424,635
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,741,097	1,820,202
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,604,942	1,679,366
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	476,964	500,721
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	68,398	71,697
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	13,469	13,681
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	6,879	7,021
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	8,748	8,953
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2036 (b)(c)	57,820	59,336
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.125% 7/1/2041 (b)(c)	7,450	7,725
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	70,667	73,436
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 9/1/2041 (b)(c)	106,444	110,644
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	3,197	3,298
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	3,097	3,217
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	176,943	184,646
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	17,294	18,033
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.134% 5/1/2041 (b)(c)	39,922	41,548
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.202% 5/1/2041 (b)(c)	23,757	24,730
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.265% 6/1/2041 (b)(c)	34,886	36,325
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.285% 6/1/2041 (b)(c)	3,455	3,597
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9461%, 6.412% 10/1/2042 (b)(c)	69,475	72,457
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	157	159
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.42% 7/1/2036 (b)(c)	30,693	31,752
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.055%, 6.305% 4/1/2038 (b)(c)	3,772	3,924
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.611% 6/1/2033 (b)(c)	59,447	60,587
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 5.73% 4/1/2034 (b)(c)	16,215	16,625
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 5.864% 6/1/2033 (b)(c)	11,809	12,064
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.257% 3/1/2035 (b)(c)	24,101	24,758
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.173% 7/1/2035 (b)(c)	26,613	27,473
Freddie Mac Non Gold Pool 2.5% 4/1/2052	1,291,426	1,066,280
Freddie Mac Non Gold Pool 4% 9/1/2040	5,560	5,322
Freddie Mac Non Gold Pool 4.5% 9/1/2040	975	954
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,553,754	3,563,187
Freddie Mac Non Gold Pool 5.5% 7/1/2053	832,882	834,573
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.25% 8/1/2037 (b)(c)	4,820	4,876
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.665% 1/1/2037 (b)(c)	14,139	14,510
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.702% 10/1/2036 (b)(c)	39,776	40,716
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.79% 7/1/2035 (b)(c)	10,025	10,244
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.992%, 6.064% 10/1/2035 (b)(c)	48,561	49,865
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.01% 5/1/2037 (b)(c)	10,051	10,406
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.135% 6/1/2037 (b)(c)	20,312	21,046
Freddie Mac Non Gold Pool 6% 11/1/2054	973,219	996,329
Freddie Mac Non Gold Pool 6% 6/1/2053	478,234	490,188
Freddie Mac Non Gold Pool 6% 6/1/2053	412,016	421,156
Freddie Mac Non Gold Pool 6% 6/1/2054	5,035,472	5,158,194
Freddie Mac Non Gold Pool 6% 7/1/2053	295,177	302,555
Freddie Mac Non Gold Pool 6% 9/1/2053	438,710	448,031
Freddie Mac Non Gold Pool 6.5% 1/1/2055	962,828	1,010,485
Freddie Mac Non Gold Pool 6.5% 1/1/2055	966,278	1,007,688
Freddie Mac Non Gold Pool 6.5% 1/1/2055	79,199	83,020
Freddie Mac Non Gold Pool 6.5% 1/1/2055	39,242	40,821
Freddie Mac Non Gold Pool 6.5% 11/1/2054	424,158	445,153
Freddie Mac Non Gold Pool 6.5% 12/1/2054	21,865	22,795
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,112,059	1,167,102
Freddie Mac Non Gold Pool 6.5% 2/1/2055	78,454	82,239
Freddie Mac Non Gold Pool 6.5% 4/1/2055	70,610	73,614
Freddie Mac Non Gold Pool 7% 10/1/2055	65,265	68,899
Freddie Mac Non Gold Pool 7% 3/1/2055	20,591	21,647
Freddie Mac Non Gold Pool 7% 4/1/2055	46,000	48,703
Freddie Mac Non Gold Pool 7% 7/1/2055	67,683	71,687
Ginnie Mae I Pool 2.5% 1/20/2052	691,737	577,073
Ginnie Mae I Pool 2.5% 12/20/2051	1,059,202	883,958
Ginnie Mae I Pool 2.5% 12/20/2051	730,553	608,999
Ginnie Mae I Pool 2.5% 12/20/2051	560,327	467,446
Ginnie Mae I Pool 3% 12/15/2042	134,091	120,502
Ginnie Mae I Pool 3% 12/20/2042	163,128	146,149
Ginnie Mae I Pool 3% 2/15/2045	82,823	73,621
Ginnie Mae I Pool 3% 2/15/2045	74,216	66,144
Ginnie Mae I Pool 3% 2/20/2050	515,544	448,328
Ginnie Mae I Pool 3% 3/15/2045	136,914	121,747
Ginnie Mae I Pool 3% 3/20/2043	108,293	97,072
Ginnie Mae I Pool 3% 3/20/2043	44,703	40,122
Ginnie Mae I Pool 3% 4/15/2043	21,608	19,348
Ginnie Mae I Pool 3% 4/15/2043	17,152	15,420
Ginnie Mae I Pool 3% 4/15/2043	6,227	5,601
Ginnie Mae I Pool 3% 4/15/2043	6,024	5,497
Ginnie Mae I Pool 3% 4/15/2045	44,271	39,309
Ginnie Mae I Pool 3% 5/15/2042	18,344	16,576
Ginnie Mae I Pool 3% 5/15/2043	26,045	23,127
Ginnie Mae I Pool 3% 5/15/2043	19,685	17,676
Ginnie Mae I Pool 3% 5/15/2043	16,110	14,430
Ginnie Mae I Pool 3% 5/15/2043	13,220	11,905
Ginnie Mae I Pool 3% 5/15/2043	7,663	6,856
Ginnie Mae I Pool 3% 5/15/2045	1,773	1,573
Ginnie Mae I Pool 3% 6/15/2043	21,055	18,831
Ginnie Mae I Pool 3% 6/15/2043	16,613	14,960
Ginnie Mae I Pool 3% 6/15/2043	9,355	8,486
Ginnie Mae I Pool 3% 8/15/2043	5,928	5,320
Ginnie Mae I Pool 3% 8/15/2043	5,016	4,506
Ginnie Mae I Pool 3.5% 1/15/2041	7,259	6,747
Ginnie Mae I Pool 3.5% 1/15/2042	67,243	61,994
Ginnie Mae I Pool 3.5% 1/15/2042	58,265	53,778
Ginnie Mae I Pool 3.5% 1/15/2042	3,261	3,023
Ginnie Mae I Pool 3.5% 1/15/2042	1,292	1,196
Ginnie Mae I Pool 3.5% 1/15/2043	68,159	62,928
Ginnie Mae I Pool 3.5% 1/15/2043	4,502	4,163
Ginnie Mae I Pool 3.5% 10/15/2041	7,028	6,506
Ginnie Mae I Pool 3.5% 10/20/2052	1,481,051	1,317,588
Ginnie Mae I Pool 3.5% 11/15/2040	9,132	8,482
Ginnie Mae I Pool 3.5% 11/15/2042	150,219	138,772
Ginnie Mae I Pool 3.5% 12/15/2040	3,702	3,443
Ginnie Mae I Pool 3.5% 12/15/2041	58,426	54,005
Ginnie Mae I Pool 3.5% 12/15/2041	54,765	50,562
Ginnie Mae I Pool 3.5% 12/15/2041	38,018	35,291
Ginnie Mae I Pool 3.5% 12/15/2041	11,873	11,038
Ginnie Mae I Pool 3.5% 12/20/2049	59,047	52,922
Ginnie Mae I Pool 3.5% 12/20/2049	24,290	21,785
Ginnie Mae I Pool 3.5% 12/20/2049	21,069	18,844
Ginnie Mae I Pool 3.5% 12/20/2049	7,268	6,509
Ginnie Mae I Pool 3.5% 2/15/2042	63,015	58,352
Ginnie Mae I Pool 3.5% 2/15/2042	61,566	56,809
Ginnie Mae I Pool 3.5% 2/15/2042	55,246	50,948
Ginnie Mae I Pool 3.5% 2/15/2042	21,258	19,691
Ginnie Mae I Pool 3.5% 2/15/2042	4,430	4,101
Ginnie Mae I Pool 3.5% 2/15/2043	285,360	264,164
Ginnie Mae I Pool 3.5% 2/15/2043	15,108	13,961
Ginnie Mae I Pool 3.5% 2/15/2044	45,825	41,998
Ginnie Mae I Pool 3.5% 2/20/2043	84,970	78,318
Ginnie Mae I Pool 3.5% 3/15/2042	14,731	13,706
Ginnie Mae I Pool 3.5% 3/15/2042	10,936	10,119
Ginnie Mae I Pool 3.5% 3/15/2042	6,720	6,223
Ginnie Mae I Pool 3.5% 3/15/2043	4,802	4,432
Ginnie Mae I Pool 3.5% 3/20/2043	36,496	33,649
Ginnie Mae I Pool 3.5% 4/15/2043	244,578	226,479
Ginnie Mae I Pool 3.5% 4/15/2043	48,445	44,564
Ginnie Mae I Pool 3.5% 5/15/2042	19,394	18,015
Ginnie Mae I Pool 3.5% 5/15/2042	17,124	15,914
Ginnie Mae I Pool 3.5% 5/15/2043	19,879	18,412
Ginnie Mae I Pool 3.5% 5/15/2043	15,256	14,045
Ginnie Mae I Pool 3.5% 5/15/2043	12,748	11,827
Ginnie Mae I Pool 3.5% 5/15/2043	7,471	6,902
Ginnie Mae I Pool 3.5% 5/20/2046	54,036	49,206
Ginnie Mae I Pool 3.5% 5/20/2046	29,326	26,649
Ginnie Mae I Pool 3.5% 5/20/2046	24,344	22,096
Ginnie Mae I Pool 3.5% 5/20/2046	24,194	21,953
Ginnie Mae I Pool 3.5% 5/20/2046	18,972	17,296
Ginnie Mae I Pool 3.5% 5/20/2046	14,576	13,226
Ginnie Mae I Pool 3.5% 6/15/2042	4,603	4,252
Ginnie Mae I Pool 3.5% 6/15/2042	3,278	3,027
Ginnie Mae I Pool 3.5% 6/15/2043	34,341	31,589
Ginnie Mae I Pool 3.5% 6/15/2043	19,945	18,322
Ginnie Mae I Pool 3.5% 6/15/2043	16,427	15,171
Ginnie Mae I Pool 3.5% 6/15/2043	10,799	9,948
Ginnie Mae I Pool 3.5% 6/15/2043	9,931	9,260
Ginnie Mae I Pool 3.5% 6/15/2043	7,070	6,549
Ginnie Mae I Pool 3.5% 6/15/2043	3,496	3,220
Ginnie Mae I Pool 3.5% 6/20/2046	93,072	84,579
Ginnie Mae I Pool 3.5% 6/20/2046	34,328	31,234
Ginnie Mae I Pool 3.5% 6/20/2046	31,743	28,797
Ginnie Mae I Pool 3.5% 6/20/2046	30,551	27,691
Ginnie Mae I Pool 3.5% 6/20/2046	30,195	27,461
Ginnie Mae I Pool 3.5% 6/20/2046	18,455	16,778
Ginnie Mae I Pool 3.5% 6/20/2046	15,237	13,894
Ginnie Mae I Pool 3.5% 7/15/2042	41,221	38,091
Ginnie Mae I Pool 3.5% 7/15/2042	14,025	12,968
Ginnie Mae I Pool 3.5% 7/15/2042	4,817	4,449
Ginnie Mae I Pool 3.5% 7/15/2043	10,583	9,748
Ginnie Mae I Pool 3.5% 7/20/2043	78,140	71,621
Ginnie Mae I Pool 3.5% 7/20/2046	828,878	754,247
Ginnie Mae I Pool 3.5% 7/20/2052	8,014,577	7,150,673
Ginnie Mae I Pool 3.5% 8/15/2042	4,564	4,211
Ginnie Mae I Pool 3.5% 8/15/2043	13,877	12,769
Ginnie Mae I Pool 3.5% 8/15/2043	2,684	2,466
Ginnie Mae I Pool 3.5% 8/20/2052	4,722,488	4,222,298
Ginnie Mae I Pool 3.5% 9/15/2041	2,184	2,029
Ginnie Mae I Pool 3.5% 9/15/2042	13,248	12,210
Ginnie Mae I Pool 3.5% 9/15/2042	8,120	7,559
Ginnie Mae I Pool 3.5% 9/15/2042	5,814	5,365
Ginnie Mae I Pool 3.5% 9/15/2042	4,713	4,345
Ginnie Mae I Pool 3.5% 9/15/2042	2,188	2,020
Ginnie Mae I Pool 3.5% 9/15/2043	3,559	3,292
Ginnie Mae I Pool 3.5% 9/20/2052	2,657,895	2,365,375
Ginnie Mae I Pool 4% 1/15/2040	18,044	17,223
Ginnie Mae I Pool 4% 1/15/2040	17,455	16,596
Ginnie Mae I Pool 4% 1/15/2041	52,134	49,494
Ginnie Mae I Pool 4% 1/15/2041	9,870	9,366
Ginnie Mae I Pool 4% 1/15/2041	4,944	4,694
Ginnie Mae I Pool 4% 1/15/2041	3,941	3,740
Ginnie Mae I Pool 4% 1/15/2042	5,594	5,298
Ginnie Mae I Pool 4% 1/15/2043	26,024	24,579
Ginnie Mae I Pool 4% 1/15/2047	39,312	36,267
Ginnie Mae I Pool 4% 1/15/2047	37,902	34,966
Ginnie Mae I Pool 4% 1/15/2047	29,197	26,935
Ginnie Mae I Pool 4% 1/15/2047	13,918	12,840
Ginnie Mae I Pool 4% 10/15/2039	20,824	19,868
Ginnie Mae I Pool 4% 10/15/2040	62,894	59,734
Ginnie Mae I Pool 4% 10/15/2040	52,783	50,208
Ginnie Mae I Pool 4% 10/15/2040	49,355	46,886
Ginnie Mae I Pool 4% 10/15/2040	7,597	7,222
Ginnie Mae I Pool 4% 10/15/2040	5,084	4,833
Ginnie Mae I Pool 4% 10/15/2040	4,157	3,960
Ginnie Mae I Pool 4% 10/15/2040	3,227	3,069
Ginnie Mae I Pool 4% 10/15/2041	111,811	105,908
Ginnie Mae I Pool 4% 10/15/2041	52,725	50,002
Ginnie Mae I Pool 4% 10/15/2041	40,093	38,039
Ginnie Mae I Pool 4% 10/15/2041	27,692	26,273
Ginnie Mae I Pool 4% 10/15/2041	20,629	19,618
Ginnie Mae I Pool 4% 10/15/2041	20,680	19,600
Ginnie Mae I Pool 4% 10/15/2041	18,148	17,165
Ginnie Mae I Pool 4% 10/15/2041	12,855	12,212
Ginnie Mae I Pool 4% 10/15/2041	11,958	11,329
Ginnie Mae I Pool 4% 10/15/2041	11,050	10,486
Ginnie Mae I Pool 4% 10/15/2041	7,963	7,563
Ginnie Mae I Pool 4% 10/15/2041	6,824	6,456
Ginnie Mae I Pool 4% 10/15/2041	2,864	2,707
Ginnie Mae I Pool 4% 10/20/2042	195,525	184,364
Ginnie Mae I Pool 4% 11/15/2039	15,246	14,553
Ginnie Mae I Pool 4% 11/15/2040	15,675	14,878
Ginnie Mae I Pool 4% 11/15/2040	8,474	8,104
Ginnie Mae I Pool 4% 11/15/2040	4,670	4,446
Ginnie Mae I Pool 4% 11/15/2040	3,215	3,066
Ginnie Mae I Pool 4% 11/15/2040	2,576	2,452
Ginnie Mae I Pool 4% 11/15/2041	99,591	94,390
Ginnie Mae I Pool 4% 11/15/2041	29,218	27,647
Ginnie Mae I Pool 4% 11/15/2041	8,523	8,082
Ginnie Mae I Pool 4% 11/15/2041	4,043	3,838
Ginnie Mae I Pool 4% 11/15/2041	1,531	1,456
Ginnie Mae I Pool 4% 11/15/2041	1,042	991
Ginnie Mae I Pool 4% 11/15/2042	8,777	8,295
Ginnie Mae I Pool 4% 12/15/2039	34,807	33,109
Ginnie Mae I Pool 4% 12/15/2039	12,344	11,747
Ginnie Mae I Pool 4% 12/15/2040	9,524	9,039
Ginnie Mae I Pool 4% 12/15/2040	7,296	6,964
Ginnie Mae I Pool 4% 12/15/2040	6,173	5,853
Ginnie Mae I Pool 4% 12/15/2040	4,928	4,682
Ginnie Mae I Pool 4% 12/15/2040	4,253	4,031
Ginnie Mae I Pool 4% 12/15/2041	38,549	36,597
Ginnie Mae I Pool 4% 12/15/2041	33,199	31,433
Ginnie Mae I Pool 4% 12/15/2041	21,256	20,138
Ginnie Mae I Pool 4% 12/15/2041	13,689	12,968
Ginnie Mae I Pool 4% 12/15/2041	7,480	7,079
Ginnie Mae I Pool 4% 12/15/2041	5,355	5,093
Ginnie Mae I Pool 4% 12/15/2041	2,539	2,407
Ginnie Mae I Pool 4% 12/15/2042	7,761	7,345
Ginnie Mae I Pool 4% 12/15/2046	9,826	9,192
Ginnie Mae I Pool 4% 2/15/2040	50,712	48,185
Ginnie Mae I Pool 4% 2/15/2040	35,391	33,635
Ginnie Mae I Pool 4% 2/15/2040	33,336	31,820
Ginnie Mae I Pool 4% 2/15/2040	12,630	12,008
Ginnie Mae I Pool 4% 2/15/2041	14,032	13,333
Ginnie Mae I Pool 4% 2/15/2041	10,980	10,400
Ginnie Mae I Pool 4% 2/15/2041	7,258	6,883
Ginnie Mae I Pool 4% 2/15/2041	6,197	5,872
Ginnie Mae I Pool 4% 2/15/2041	4,499	4,275
Ginnie Mae I Pool 4% 2/15/2042	14,095	13,351
Ginnie Mae I Pool 4% 2/15/2045	52,043	48,943
Ginnie Mae I Pool 4% 3/15/2040	227,327	216,093
Ginnie Mae I Pool 4% 3/15/2040	2,884	2,741
Ginnie Mae I Pool 4% 3/15/2041	113,330	107,729
Ginnie Mae I Pool 4% 3/15/2041	13,606	12,879
Ginnie Mae I Pool 4% 3/15/2041	7,561	7,189
Ginnie Mae I Pool 4% 3/15/2042	49,877	47,214
Ginnie Mae I Pool 4% 3/15/2042	15,512	14,693
Ginnie Mae I Pool 4% 3/15/2042	12,093	11,427
Ginnie Mae I Pool 4% 3/15/2042	6,929	6,556
Ginnie Mae I Pool 4% 4/15/2040	30,784	29,231
Ginnie Mae I Pool 4% 4/15/2040	18,839	17,948
Ginnie Mae I Pool 4% 4/15/2041	5,827	5,535
Ginnie Mae I Pool 4% 4/15/2042	17,028	16,077
Ginnie Mae I Pool 4% 4/15/2043	43,211	40,813
Ginnie Mae I Pool 4% 4/15/2043	3,953	3,743
Ginnie Mae I Pool 4% 4/15/2046	316,708	297,631
Ginnie Mae I Pool 4% 4/20/2048	40,675	37,485
Ginnie Mae I Pool 4% 4/20/2048	40,297	37,137
Ginnie Mae I Pool 4% 5/15/2040	26,775	25,424
Ginnie Mae I Pool 4% 5/15/2041	4,051	3,876
Ginnie Mae I Pool 4% 5/15/2041	1,834	1,740
Ginnie Mae I Pool 4% 5/15/2043	12,192	11,485
Ginnie Mae I Pool 4% 5/15/2043	9,373	8,831
Ginnie Mae I Pool 4% 5/15/2045	43,482	40,806
Ginnie Mae I Pool 4% 5/20/2049	76,868	70,551
Ginnie Mae I Pool 4% 6/15/2041	12,675	12,020
Ginnie Mae I Pool 4% 6/15/2041	7,052	6,674
Ginnie Mae I Pool 4% 6/15/2041	5,311	5,073
Ginnie Mae I Pool 4% 6/15/2042	6,900	6,513
Ginnie Mae I Pool 4% 6/15/2042	1,927	1,819
Ginnie Mae I Pool 4% 6/15/2043	10,040	9,475
Ginnie Mae I Pool 4% 6/15/2043	4,212	3,984
Ginnie Mae I Pool 4% 6/15/2045	12,982	12,218
Ginnie Mae I Pool 4% 7/15/2039	19,885	18,931
Ginnie Mae I Pool 4% 7/15/2039	5,636	5,371
Ginnie Mae I Pool 4% 7/15/2041	24,738	23,398
Ginnie Mae I Pool 4% 7/15/2041	9,119	8,643
Ginnie Mae I Pool 4% 7/15/2041	6,913	6,565
Ginnie Mae I Pool 4% 7/15/2041	3,872	3,669
Ginnie Mae I Pool 4% 7/15/2041	3,564	3,371
Ginnie Mae I Pool 4% 7/15/2041	2,455	2,328
Ginnie Mae I Pool 4% 7/15/2045	35,493	33,309
Ginnie Mae I Pool 4% 7/15/2046	26,409	24,713
Ginnie Mae I Pool 4% 7/15/2046	24,104	22,584
Ginnie Mae I Pool 4% 8/15/2039	10,262	9,762
Ginnie Mae I Pool 4% 8/15/2039	8,803	8,368
Ginnie Mae I Pool 4% 8/15/2039	8,363	7,975
Ginnie Mae I Pool 4% 8/15/2040	4,203	3,998
Ginnie Mae I Pool 4% 8/15/2041	13,186	12,510
Ginnie Mae I Pool 4% 8/15/2041	8,612	8,188
Ginnie Mae I Pool 4% 8/15/2041	3,952	3,764
Ginnie Mae I Pool 4% 8/15/2042	43,727	41,276
Ginnie Mae I Pool 4% 8/15/2042	10,039	9,533
Ginnie Mae I Pool 4% 8/15/2042	2,805	2,667
Ginnie Mae I Pool 4% 8/15/2043	7,692	7,260
Ginnie Mae I Pool 4% 8/15/2043	6,300	5,928
Ginnie Mae I Pool 4% 8/15/2043	3,651	3,436
Ginnie Mae I Pool 4% 8/15/2043	3,526	3,331
Ginnie Mae I Pool 4% 9/15/2039	10,548	10,085
Ginnie Mae I Pool 4% 9/15/2040	4,599	4,374
Ginnie Mae I Pool 4% 9/15/2041	45,474	43,108
Ginnie Mae I Pool 4% 9/15/2041	10,975	10,426
Ginnie Mae I Pool 4% 9/15/2041	10,916	10,357
Ginnie Mae I Pool 4% 9/15/2041	4,749	4,488
Ginnie Mae I Pool 4% 9/15/2041	4,373	4,146
Ginnie Mae I Pool 4% 9/15/2041	3,425	3,251
Ginnie Mae I Pool 4% 9/15/2041	3,281	3,106
Ginnie Mae I Pool 4% 9/15/2041	1,867	1,781
Ginnie Mae I Pool 4.5% 1/15/2041	1,884	1,836
Ginnie Mae I Pool 4.5% 10/15/2039	13,951	13,583
Ginnie Mae I Pool 4.5% 10/15/2039	6,832	6,673
Ginnie Mae I Pool 4.5% 10/15/2039	4,614	4,509
Ginnie Mae I Pool 4.5% 10/15/2039	1,688	1,649
Ginnie Mae I Pool 4.5% 10/15/2040	4,193	4,089
Ginnie Mae I Pool 4.5% 11/15/2039	41,240	40,157
Ginnie Mae I Pool 4.5% 11/15/2039	23,759	23,169
Ginnie Mae I Pool 4.5% 11/15/2039	17,273	16,857
Ginnie Mae I Pool 4.5% 11/15/2039	11,831	11,544
Ginnie Mae I Pool 4.5% 11/15/2039	11,598	11,318
Ginnie Mae I Pool 4.5% 11/15/2039	9,486	9,278
Ginnie Mae I Pool 4.5% 11/15/2039	8,762	8,553
Ginnie Mae I Pool 4.5% 11/15/2039	5,769	5,632
Ginnie Mae I Pool 4.5% 11/15/2039	4,755	4,644
Ginnie Mae I Pool 4.5% 11/15/2039	4,558	4,453
Ginnie Mae I Pool 4.5% 11/15/2039	2,677	2,611
Ginnie Mae I Pool 4.5% 11/15/2039	1,909	1,864
Ginnie Mae I Pool 4.5% 11/15/2039	1,783	1,740
Ginnie Mae I Pool 4.5% 11/15/2039	1,156	1,129
Ginnie Mae I Pool 4.5% 12/15/2039	9,866	9,654
Ginnie Mae I Pool 4.5% 2/15/2040	31,271	30,406
Ginnie Mae I Pool 4.5% 2/15/2040	24,977	24,376
Ginnie Mae I Pool 4.5% 2/15/2040	17,895	17,471
Ginnie Mae I Pool 4.5% 2/15/2040	17,759	17,346
Ginnie Mae I Pool 4.5% 2/15/2040	13,974	13,674
Ginnie Mae I Pool 4.5% 2/15/2040	11,217	10,947
Ginnie Mae I Pool 4.5% 2/15/2040	9,974	9,737
Ginnie Mae I Pool 4.5% 2/15/2040	6,699	6,542
Ginnie Mae I Pool 4.5% 2/15/2040	2,750	2,684
Ginnie Mae I Pool 4.5% 2/15/2040	2,587	2,527
Ginnie Mae I Pool 4.5% 2/15/2040	2,032	1,983
Ginnie Mae I Pool 4.5% 2/15/2040	1,131	1,103
Ginnie Mae I Pool 4.5% 2/15/2040	663	646
Ginnie Mae I Pool 4.5% 2/15/2041	11,223	10,927
Ginnie Mae I Pool 4.5% 3/15/2040	67,793	66,170
Ginnie Mae I Pool 4.5% 3/15/2040	8,769	8,552
Ginnie Mae I Pool 4.5% 3/15/2040	7,558	7,377
Ginnie Mae I Pool 4.5% 3/15/2040	5,448	5,316
Ginnie Mae I Pool 4.5% 3/15/2041	153,683	149,663
Ginnie Mae I Pool 4.5% 3/15/2041	4,753	4,638
Ginnie Mae I Pool 4.5% 3/15/2041	3,836	3,738
Ginnie Mae I Pool 4.5% 3/15/2041	993	969
Ginnie Mae I Pool 4.5% 4/15/2040	30,059	29,369
Ginnie Mae I Pool 4.5% 4/15/2040	25,346	24,667
Ginnie Mae I Pool 4.5% 4/15/2040	19,228	18,734
Ginnie Mae I Pool 4.5% 4/15/2040	10,604	10,324
Ginnie Mae I Pool 4.5% 4/15/2040	4,550	4,424
Ginnie Mae I Pool 4.5% 4/15/2040	4,429	4,307
Ginnie Mae I Pool 4.5% 4/20/2056	3,869,467	3,626,855
Ginnie Mae I Pool 4.5% 5/15/2039	5,043	4,928
Ginnie Mae I Pool 4.5% 5/15/2040	29,275	28,575
Ginnie Mae I Pool 4.5% 5/15/2040	4,837	4,712
Ginnie Mae I Pool 4.5% 5/15/2041	42	42
Ginnie Mae I Pool 4.5% 5/20/2056	4,490,492	4,208,942
Ginnie Mae I Pool 4.5% 6/15/2039	17,826	17,435
Ginnie Mae I Pool 4.5% 6/15/2039	16,206	15,829
Ginnie Mae I Pool 4.5% 6/15/2039	5,308	5,186
Ginnie Mae I Pool 4.5% 6/15/2039	4,208	4,112
Ginnie Mae I Pool 4.5% 6/15/2039	3,645	3,563
Ginnie Mae I Pool 4.5% 6/15/2040	133,766	130,202
Ginnie Mae I Pool 4.5% 6/15/2040	75,335	73,540
Ginnie Mae I Pool 4.5% 6/15/2040	34,964	34,108
Ginnie Mae I Pool 4.5% 6/15/2040	19,604	19,130
Ginnie Mae I Pool 4.5% 6/15/2040	18,974	18,520
Ginnie Mae I Pool 4.5% 6/15/2040	16,832	16,427
Ginnie Mae I Pool 4.5% 6/15/2040	15,301	14,928
Ginnie Mae I Pool 4.5% 6/15/2040	3,770	3,679
Ginnie Mae I Pool 4.5% 6/15/2040	2,655	2,588
Ginnie Mae I Pool 4.5% 6/15/2041	248,963	242,640
Ginnie Mae I Pool 4.5% 7/15/2039	13,356	13,053
Ginnie Mae I Pool 4.5% 7/15/2039	2,056	2,006
Ginnie Mae I Pool 4.5% 7/15/2040	55,286	53,957
Ginnie Mae I Pool 4.5% 7/15/2040	51,242	50,021
Ginnie Mae I Pool 4.5% 7/15/2040	37,761	36,873
Ginnie Mae I Pool 4.5% 7/15/2040	30,425	29,697
Ginnie Mae I Pool 4.5% 7/15/2040	28,264	27,587
Ginnie Mae I Pool 4.5% 7/15/2040	24,854	24,243
Ginnie Mae I Pool 4.5% 7/15/2040	7,198	7,021
Ginnie Mae I Pool 4.5% 7/15/2040	3,346	3,263
Ginnie Mae I Pool 4.5% 7/15/2040	2,280	2,225
Ginnie Mae I Pool 4.5% 7/15/2040	776	757
Ginnie Mae I Pool 4.5% 8/15/2039	144,156	140,831
Ginnie Mae I Pool 4.5% 8/15/2039	93,133	90,985
Ginnie Mae I Pool 4.5% 8/15/2039	75,516	73,800
Ginnie Mae I Pool 4.5% 8/15/2039	29,629	28,933
Ginnie Mae I Pool 4.5% 8/15/2039	19,048	18,621
Ginnie Mae I Pool 4.5% 8/15/2039	2,945	2,877
Ginnie Mae I Pool 4.5% 8/15/2040	17,800	17,295
Ginnie Mae I Pool 4.5% 8/15/2040	9,829	9,592
Ginnie Mae I Pool 4.5% 8/15/2040	6,933	6,761
Ginnie Mae I Pool 4.5% 8/15/2040	3,126	3,046
Ginnie Mae I Pool 4.5% 8/15/2040	2,837	2,764
Ginnie Mae I Pool 4.5% 8/15/2040	2,095	2,045
Ginnie Mae I Pool 4.5% 8/15/2040	1,840	1,795
Ginnie Mae I Pool 4.5% 8/15/2041	7,655	7,473
Ginnie Mae I Pool 4.5% 9/15/2033	194	191
Ginnie Mae I Pool 4.5% 9/15/2039	27,024	26,395
Ginnie Mae I Pool 4.5% 9/15/2039	13,026	12,725
Ginnie Mae I Pool 4.5% 9/15/2039	9,082	8,870
Ginnie Mae I Pool 4.5% 9/15/2039	7,711	7,536
Ginnie Mae I Pool 4.5% 9/15/2040	10,845	10,597
Ginnie Mae I Pool 4.5% 9/15/2040	4,875	4,754
Ginnie Mae I Pool 5% 1/15/2034	1,701	1,701
Ginnie Mae I Pool 5% 1/15/2040	2,057	2,053
Ginnie Mae I Pool 5% 1/15/2040	922	923
Ginnie Mae I Pool 5% 10/15/2033	1,284	1,284
Ginnie Mae I Pool 5% 10/15/2033	234	234
Ginnie Mae I Pool 5% 10/15/2034	1,275	1,276
Ginnie Mae I Pool 5% 10/15/2039	10,301	10,283
Ginnie Mae I Pool 5% 10/15/2039	9,422	9,403
Ginnie Mae I Pool 5% 10/15/2039	7,466	7,453
Ginnie Mae I Pool 5% 10/15/2039	4,823	4,816
Ginnie Mae I Pool 5% 10/15/2039	4,586	4,579
Ginnie Mae I Pool 5% 11/15/2033	847	847
Ginnie Mae I Pool 5% 11/15/2039	11,849	11,824
Ginnie Mae I Pool 5% 11/15/2039	11,376	11,359
Ginnie Mae I Pool 5% 11/15/2039	9,790	9,769
Ginnie Mae I Pool 5% 11/15/2039	6,963	6,948
Ginnie Mae I Pool 5% 11/15/2039	2,452	2,448
Ginnie Mae I Pool 5% 11/15/2039	1,797	1,793
Ginnie Mae I Pool 5% 11/15/2040	9,682	9,661
Ginnie Mae I Pool 5% 11/15/2040	2,692	2,681
Ginnie Mae I Pool 5% 12/15/2032	360	360
Ginnie Mae I Pool 5% 12/15/2037	9,264	9,251
Ginnie Mae I Pool 5% 12/15/2039	10,743	10,720
Ginnie Mae I Pool 5% 12/15/2039	7,046	7,033
Ginnie Mae I Pool 5% 12/15/2039	6,984	6,968
Ginnie Mae I Pool 5% 2/15/2033	565	565
Ginnie Mae I Pool 5% 2/15/2039	2,226	2,223
Ginnie Mae I Pool 5% 2/15/2040	3,180	3,173
Ginnie Mae I Pool 5% 3/15/2033	407	407
Ginnie Mae I Pool 5% 3/15/2040	6,272	6,259
Ginnie Mae I Pool 5% 3/15/2041	12,028	11,981
Ginnie Mae I Pool 5% 3/15/2041	5,384	5,373
Ginnie Mae I Pool 5% 3/15/2041	2,138	2,129
Ginnie Mae I Pool 5% 4/15/2033	2,250	2,250
Ginnie Mae I Pool 5% 4/15/2039	2,684	2,680
Ginnie Mae I Pool 5% 4/15/2040	101,211	101,002
Ginnie Mae I Pool 5% 4/15/2040	71,672	71,528
Ginnie Mae I Pool 5% 4/15/2040	7,530	7,512
Ginnie Mae I Pool 5% 4/15/2040	3,662	3,654
Ginnie Mae I Pool 5% 4/15/2040	2,065	2,060
Ginnie Mae I Pool 5% 4/15/2040	1,198	1,196
Ginnie Mae I Pool 5% 4/15/2041	13,704	13,669
Ginnie Mae I Pool 5% 4/15/2041	7,419	7,391
Ginnie Mae I Pool 5% 4/15/2041	2,975	2,963
Ginnie Mae I Pool 5% 4/15/2041	2,388	2,379
Ginnie Mae I Pool 5% 4/20/2048	914,051	907,938
Ginnie Mae I Pool 5% 5/15/2038	4,152	4,145
Ginnie Mae I Pool 5% 5/15/2039	24,148	24,109
Ginnie Mae I Pool 5% 5/15/2039	10,192	10,173
Ginnie Mae I Pool 5% 5/15/2040	7,437	7,420
Ginnie Mae I Pool 5% 5/15/2040	4,488	4,481
Ginnie Mae I Pool 5% 5/15/2040	3,893	3,885
Ginnie Mae I Pool 5% 5/15/2040	1,629	1,624
Ginnie Mae I Pool 5% 5/20/2056	1,595,636	1,547,013
Ginnie Mae I Pool 5% 6/15/2033	317	317
Ginnie Mae I Pool 5% 6/15/2039	3,607	3,601
Ginnie Mae I Pool 5% 6/15/2039	1,188	1,186
Ginnie Mae I Pool 5% 6/15/2040	220,260	219,798
Ginnie Mae I Pool 5% 6/15/2040	14,826	14,783
Ginnie Mae I Pool 5% 6/15/2040	9,091	9,065
Ginnie Mae I Pool 5% 6/15/2040	6,618	6,604
Ginnie Mae I Pool 5% 6/15/2040	4,707	4,695
Ginnie Mae I Pool 5% 6/15/2040	2,078	2,073
Ginnie Mae I Pool 5% 6/15/2041	14,354	14,320
Ginnie Mae I Pool 5% 6/15/2041	2,537	2,527
Ginnie Mae I Pool 5% 6/15/2041	1,885	1,882
Ginnie Mae I Pool 5% 7/15/2039	18,681	18,652
Ginnie Mae I Pool 5% 7/15/2039	11,459	11,437
Ginnie Mae I Pool 5% 7/15/2039	1,583	1,581
Ginnie Mae I Pool 5% 7/15/2040	15,236	15,204
Ginnie Mae I Pool 5% 7/15/2040	12,511	12,484
Ginnie Mae I Pool 5% 7/15/2040	12,252	12,228
Ginnie Mae I Pool 5% 7/15/2040	7,786	7,768
Ginnie Mae I Pool 5% 7/15/2040	6,764	6,749
Ginnie Mae I Pool 5% 7/15/2040	3,922	3,912
Ginnie Mae I Pool 5% 7/15/2040	2,966	2,959
Ginnie Mae I Pool 5% 7/15/2040	1,294	1,291
Ginnie Mae I Pool 5% 8/15/2033	588	588
Ginnie Mae I Pool 5% 8/15/2033	455	456
Ginnie Mae I Pool 5% 8/15/2039	9,062	9,045
Ginnie Mae I Pool 5% 8/15/2039	9,030	9,012
Ginnie Mae I Pool 5% 8/15/2039	5,711	5,702
Ginnie Mae I Pool 5% 8/15/2039	5,399	5,390
Ginnie Mae I Pool 5% 8/15/2039	4,197	4,188
Ginnie Mae I Pool 5% 8/15/2039	3,293	3,287
Ginnie Mae I Pool 5% 8/15/2039	1,532	1,529
Ginnie Mae I Pool 5% 8/15/2039	1,279	1,278
Ginnie Mae I Pool 5% 8/15/2039	1,251	1,248
Ginnie Mae I Pool 5% 8/15/2040	18,559	18,517
Ginnie Mae I Pool 5% 8/15/2040	15,167	15,134
Ginnie Mae I Pool 5% 8/15/2040	14,570	14,536
Ginnie Mae I Pool 5% 8/15/2040	7,184	7,166
Ginnie Mae I Pool 5% 8/15/2040	3,226	3,219
Ginnie Mae I Pool 5% 8/15/2041	1,423	1,420
Ginnie Mae I Pool 5% 9/15/2033	183	183
Ginnie Mae I Pool 5% 9/15/2033	134	134
Ginnie Mae I Pool 5% 9/15/2037	2,465	2,462
Ginnie Mae I Pool 5% 9/15/2039	57,592	57,493
Ginnie Mae I Pool 5% 9/15/2039	16,419	16,388
Ginnie Mae I Pool 5% 9/15/2039	8,483	8,467
Ginnie Mae I Pool 5% 9/15/2039	6,728	6,715
Ginnie Mae I Pool 5% 9/15/2039	6,227	6,213
Ginnie Mae I Pool 5% 9/15/2039	5,286	5,276
Ginnie Mae I Pool 5% 9/15/2039	4,318	4,311
Ginnie Mae I Pool 5% 9/15/2039	4,262	4,253
Ginnie Mae I Pool 5% 9/15/2039	3,578	3,571
Ginnie Mae I Pool 5% 9/15/2039	2,629	2,624
Ginnie Mae I Pool 5% 9/15/2039	2,040	2,036
Ginnie Mae I Pool 5% 9/15/2039	1,808	1,805
Ginnie Mae I Pool 5% 9/15/2039	1,687	1,685
Ginnie Mae I Pool 5% 9/15/2040	12,157	12,131
Ginnie Mae I Pool 5% 9/15/2040	8,831	8,805
Ginnie Mae I Pool 5% 9/15/2040	6,940	6,923
Ginnie Mae I Pool 5% 9/15/2040	4,729	4,718
Ginnie Mae I Pool 5% 9/15/2041	163,689	163,371
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(h)	1,193	1,171
Ginnie Mae I Pool 5.5% 1/15/2034	299	303
Ginnie Mae I Pool 5.5% 1/15/2039	10,149	10,288
Ginnie Mae I Pool 5.5% 10/15/2035	8,086	8,214
Ginnie Mae I Pool 5.5% 11/15/2033	299	303
Ginnie Mae I Pool 5.5% 12/15/2038	869	880
Ginnie Mae I Pool 5.5% 2/15/2034	6	6
Ginnie Mae I Pool 5.5% 2/15/2037	170	172
Ginnie Mae I Pool 5.5% 2/15/2038	714	724
Ginnie Mae I Pool 5.5% 3/15/2034	1,345	1,364
Ginnie Mae I Pool 5.5% 3/15/2034	350	355
Ginnie Mae I Pool 5.5% 3/15/2039	2,028	2,055
Ginnie Mae I Pool 5.5% 3/20/2054	2,169,872	2,169,891
Ginnie Mae I Pool 5.5% 4/15/2034	820	832
Ginnie Mae I Pool 5.5% 4/15/2034	516	524
Ginnie Mae I Pool 5.5% 4/15/2034	386	392
Ginnie Mae I Pool 5.5% 5/15/2034	4,733	4,807
Ginnie Mae I Pool 5.5% 5/15/2034	1,337	1,356
Ginnie Mae I Pool 5.5% 5/15/2034	647	657
Ginnie Mae I Pool 5.5% 5/15/2034	574	582
Ginnie Mae I Pool 5.5% 5/15/2034	384	389
Ginnie Mae I Pool 5.5% 5/15/2034	328	333
Ginnie Mae I Pool 5.5% 5/15/2037	219	222
Ginnie Mae I Pool 5.5% 5/15/2039	10,039	10,176
Ginnie Mae I Pool 5.5% 6/15/2033	680	689
Ginnie Mae I Pool 5.5% 6/15/2039	1,965	1,991
Ginnie Mae I Pool 5.5% 7/15/2033	1,305	1,325
Ginnie Mae I Pool 5.5% 7/15/2037	960	972
Ginnie Mae I Pool 5.5% 7/15/2037	283	287
Ginnie Mae I Pool 5.5% 7/15/2038	1,800	1,826
Ginnie Mae I Pool 5.5% 7/15/2038	466	472
Ginnie Mae I Pool 5.5% 7/15/2039	4,763	4,831
Ginnie Mae I Pool 5.5% 8/15/2033	3,611	3,665
Ginnie Mae I Pool 5.5% 9/15/2039	48,413	49,091
Ginnie Mae I Pool 5.5% 9/15/2039	32,563	33,019
Ginnie Mae I Pool 6% 10/15/2030	5,076	5,160
Ginnie Mae I Pool 6% 10/15/2039	2,522	2,578
Ginnie Mae I Pool 6% 11/15/2037	566	580
Ginnie Mae I Pool 6% 11/15/2039	7,130	7,291
Ginnie Mae I Pool 6% 11/15/2039	3,525	3,604
Ginnie Mae I Pool 6% 11/15/2039	2,722	2,782
Ginnie Mae I Pool 6% 11/15/2039	2,115	2,162
Ginnie Mae I Pool 6% 11/15/2039	1,822	1,867
Ginnie Mae I Pool 6% 11/15/2039	1,025	1,048
Ginnie Mae I Pool 6% 11/15/2039	923	943
Ginnie Mae I Pool 6% 12/15/2034	1,113	1,141
Ginnie Mae I Pool 6% 5/15/2040	125,823	128,681
Ginnie Mae I Pool 6% 6/15/2036	828,884	849,260
Ginnie Mae I Pool 6.5% 10/15/2034	5,721	5,943
Ginnie Mae I Pool 6.5% 10/15/2034	1,566	1,622
Ginnie Mae I Pool 6.5% 10/15/2034	1,393	1,449
Ginnie Mae I Pool 6.5% 10/15/2034	294	304
Ginnie Mae I Pool 6.5% 10/15/2034	126	130
Ginnie Mae I Pool 6.5% 10/15/2035	5,660	5,905
Ginnie Mae I Pool 6.5% 10/15/2036	1,824	1,892
Ginnie Mae I Pool 6.5% 11/15/2034	1,582	1,631
Ginnie Mae I Pool 6.5% 2/15/2035	1,696	1,760
Ginnie Mae I Pool 6.5% 3/15/2035	873	900
Ginnie Mae I Pool 6.5% 6/15/2037	3,086	3,227
Ginnie Mae I Pool 6.5% 7/15/2035	914	951
Ginnie Mae I Pool 6.5% 8/15/2034	7,250	7,523
Ginnie Mae I Pool 6.5% 8/15/2034	279	287
Ginnie Mae I Pool 6.5% 8/15/2036	1,324	1,385
Ginnie Mae I Pool 6.5% 9/15/2034	2,230	2,312
Ginnie Mae I Pool 6.5% 9/15/2034	203	211
Ginnie Mae I Pool 6.5% 9/15/2035	303	313
Ginnie Mae I Pool 7% 1/15/2028	100	101
Ginnie Mae I Pool 7% 1/15/2028	70	70
Ginnie Mae I Pool 7% 1/15/2028	65	65
Ginnie Mae I Pool 7% 1/15/2028	38	38
Ginnie Mae I Pool 7% 1/15/2028	32	32
Ginnie Mae I Pool 7% 1/15/2028	28	28
Ginnie Mae I Pool 7% 1/15/2028	19	19
Ginnie Mae I Pool 7% 1/15/2028	6	6
Ginnie Mae I Pool 7% 1/15/2028	6	6
Ginnie Mae I Pool 7% 1/15/2028	1	0
Ginnie Mae I Pool 7% 1/15/2029	306	310
Ginnie Mae I Pool 7% 1/15/2029	150	151
Ginnie Mae I Pool 7% 1/15/2029	139	140
Ginnie Mae I Pool 7% 1/15/2029	117	118
Ginnie Mae I Pool 7% 1/15/2029	63	64
Ginnie Mae I Pool 7% 1/15/2029	45	45
Ginnie Mae I Pool 7% 1/15/2029	44	44
Ginnie Mae I Pool 7% 1/15/2030	695	703
Ginnie Mae I Pool 7% 1/15/2030	57	57
Ginnie Mae I Pool 7% 1/15/2031	1,153	1,173
Ginnie Mae I Pool 7% 1/15/2031	192	195
Ginnie Mae I Pool 7% 1/15/2032	1,000	1,018
Ginnie Mae I Pool 7% 10/15/2028	573	578
Ginnie Mae I Pool 7% 10/15/2028	272	275
Ginnie Mae I Pool 7% 10/15/2028	24	25
Ginnie Mae I Pool 7% 10/15/2028	14	14
Ginnie Mae I Pool 7% 10/15/2028	5	5
Ginnie Mae I Pool 7% 10/15/2029	382	387
Ginnie Mae I Pool 7% 10/15/2029	89	90
Ginnie Mae I Pool 7% 10/15/2030	197	200
Ginnie Mae I Pool 7% 10/15/2031	1,401	1,427
Ginnie Mae I Pool 7% 10/15/2031	332	337
Ginnie Mae I Pool 7% 10/15/2031	275	280
Ginnie Mae I Pool 7% 10/15/2031	234	235
Ginnie Mae I Pool 7% 10/15/2031	45	46
Ginnie Mae I Pool 7% 10/15/2031	17	18
Ginnie Mae I Pool 7% 11/15/2027	28	28
Ginnie Mae I Pool 7% 11/15/2027	19	19
Ginnie Mae I Pool 7% 11/15/2028	548	553
Ginnie Mae I Pool 7% 11/15/2028	166	168
Ginnie Mae I Pool 7% 11/15/2028	38	38
Ginnie Mae I Pool 7% 11/15/2029	638	647
Ginnie Mae I Pool 7% 11/15/2031	707	716
Ginnie Mae I Pool 7% 11/15/2031	543	553
Ginnie Mae I Pool 7% 11/15/2031	323	329
Ginnie Mae I Pool 7% 11/15/2031	66	68
Ginnie Mae I Pool 7% 11/15/2032	164	167
Ginnie Mae I Pool 7% 12/15/2027	338	340
Ginnie Mae I Pool 7% 12/15/2027	106	107
Ginnie Mae I Pool 7% 12/15/2027	99	100
Ginnie Mae I Pool 7% 12/15/2027	75	76
Ginnie Mae I Pool 7% 12/15/2027	51	51
Ginnie Mae I Pool 7% 12/15/2027	40	40
Ginnie Mae I Pool 7% 12/15/2027	16	16
Ginnie Mae I Pool 7% 12/15/2028	227	229
Ginnie Mae I Pool 7% 12/15/2028	142	144
Ginnie Mae I Pool 7% 12/15/2028	123	124
Ginnie Mae I Pool 7% 12/15/2028	47	48
Ginnie Mae I Pool 7% 12/15/2028	40	40
Ginnie Mae I Pool 7% 12/15/2028	31	31
Ginnie Mae I Pool 7% 12/15/2028	29	30
Ginnie Mae I Pool 7% 12/15/2028	9	10
Ginnie Mae I Pool 7% 12/15/2028	10	10
Ginnie Mae I Pool 7% 12/15/2030	495	504
Ginnie Mae I Pool 7% 12/15/2030	47	48
Ginnie Mae I Pool 7% 12/15/2031	1,845	1,878
Ginnie Mae I Pool 7% 12/15/2031	542	551
Ginnie Mae I Pool 7% 12/15/2031	465	474
Ginnie Mae I Pool 7% 12/15/2031	85	86
Ginnie Mae I Pool 7% 2/15/2027	2	1
Ginnie Mae I Pool 7% 2/15/2028	258	259
Ginnie Mae I Pool 7% 2/15/2028	62	63
Ginnie Mae I Pool 7% 2/15/2028	54	54
Ginnie Mae I Pool 7% 2/15/2028	48	48
Ginnie Mae I Pool 7% 2/15/2028	43	43
Ginnie Mae I Pool 7% 2/15/2028	35	35
Ginnie Mae I Pool 7% 2/15/2028	29	29
Ginnie Mae I Pool 7% 2/15/2028	22	22
Ginnie Mae I Pool 7% 2/15/2028	19	19
Ginnie Mae I Pool 7% 2/15/2028	17	17
Ginnie Mae I Pool 7% 2/15/2028	14	14
Ginnie Mae I Pool 7% 2/15/2028	8	8
Ginnie Mae I Pool 7% 2/15/2029	65	66
Ginnie Mae I Pool 7% 2/15/2029	63	64
Ginnie Mae I Pool 7% 2/15/2029	55	55
Ginnie Mae I Pool 7% 2/15/2032	2,112	2,152
Ginnie Mae I Pool 7% 2/15/2032	822	833
Ginnie Mae I Pool 7% 2/15/2032	571	581
Ginnie Mae I Pool 7% 2/15/2032	314	320
Ginnie Mae I Pool 7% 2/15/2032	289	295
Ginnie Mae I Pool 7% 2/15/2032	188	192
Ginnie Mae I Pool 7% 2/15/2032	127	128
Ginnie Mae I Pool 7% 2/15/2032	33	34
Ginnie Mae I Pool 7% 2/15/2032	4	4
Ginnie Mae I Pool 7% 3/15/2028	183	184
Ginnie Mae I Pool 7% 3/15/2028	150	151
Ginnie Mae I Pool 7% 3/15/2028	62	62
Ginnie Mae I Pool 7% 3/15/2028	34	35
Ginnie Mae I Pool 7% 3/15/2028	34	34
Ginnie Mae I Pool 7% 3/15/2028	29	29
Ginnie Mae I Pool 7% 3/15/2028	23	23
Ginnie Mae I Pool 7% 3/15/2028	20	20
Ginnie Mae I Pool 7% 3/15/2029	189	191
Ginnie Mae I Pool 7% 3/15/2029	70	70
Ginnie Mae I Pool 7% 3/15/2029	27	27
Ginnie Mae I Pool 7% 3/15/2029	21	21
Ginnie Mae I Pool 7% 3/15/2029	20	20
Ginnie Mae I Pool 7% 3/15/2031	120	122
Ginnie Mae I Pool 7% 3/15/2031	104	106
Ginnie Mae I Pool 7% 3/15/2031	73	74
Ginnie Mae I Pool 7% 3/15/2031	67	68
Ginnie Mae I Pool 7% 3/15/2031	32	32
Ginnie Mae I Pool 7% 3/15/2032	666	679
Ginnie Mae I Pool 7% 3/15/2032	402	410
Ginnie Mae I Pool 7% 3/15/2032	358	364
Ginnie Mae I Pool 7% 3/15/2032	196	199
Ginnie Mae I Pool 7% 3/15/2032	102	104
Ginnie Mae I Pool 7% 3/15/2032	77	78
Ginnie Mae I Pool 7% 3/15/2032	67	68
Ginnie Mae I Pool 7% 3/15/2032	43	43
Ginnie Mae I Pool 7% 3/15/2032	28	28
Ginnie Mae I Pool 7% 4/15/2028	111	112
Ginnie Mae I Pool 7% 4/15/2028	86	86
Ginnie Mae I Pool 7% 4/15/2028	78	79
Ginnie Mae I Pool 7% 4/15/2028	70	70
Ginnie Mae I Pool 7% 4/15/2028	45	45
Ginnie Mae I Pool 7% 4/15/2028	25	26
Ginnie Mae I Pool 7% 4/15/2028	21	22
Ginnie Mae I Pool 7% 4/15/2028	19	19
Ginnie Mae I Pool 7% 4/15/2028	14	14
Ginnie Mae I Pool 7% 4/15/2028	11	11
Ginnie Mae I Pool 7% 4/15/2028	9	9
Ginnie Mae I Pool 7% 4/15/2028	8	8
Ginnie Mae I Pool 7% 4/15/2028	6	6
Ginnie Mae I Pool 7% 4/15/2029	186	188
Ginnie Mae I Pool 7% 4/15/2029	49	49
Ginnie Mae I Pool 7% 4/15/2029	21	21
Ginnie Mae I Pool 7% 4/15/2030	302	307
Ginnie Mae I Pool 7% 4/15/2031	1,698	1,726
Ginnie Mae I Pool 7% 4/15/2031	387	394
Ginnie Mae I Pool 7% 4/15/2031	224	228
Ginnie Mae I Pool 7% 4/15/2031	122	124
Ginnie Mae I Pool 7% 4/15/2031	93	95
Ginnie Mae I Pool 7% 4/15/2032	1,788	1,823
Ginnie Mae I Pool 7% 4/15/2032	919	937
Ginnie Mae I Pool 7% 4/15/2032	531	541
Ginnie Mae I Pool 7% 4/15/2032	466	475
Ginnie Mae I Pool 7% 4/15/2032	272	277
Ginnie Mae I Pool 7% 4/15/2032	258	263
Ginnie Mae I Pool 7% 4/15/2032	240	244
Ginnie Mae I Pool 7% 4/15/2032	181	185
Ginnie Mae I Pool 7% 4/15/2032	97	99
Ginnie Mae I Pool 7% 4/15/2032	66	67
Ginnie Mae I Pool 7% 4/20/2032	9,332	9,618
Ginnie Mae I Pool 7% 5/15/2027	2	2
Ginnie Mae I Pool 7% 5/15/2028	164	164
Ginnie Mae I Pool 7% 5/15/2028	31	31
Ginnie Mae I Pool 7% 5/15/2028	31	31
Ginnie Mae I Pool 7% 5/15/2028	29	29
Ginnie Mae I Pool 7% 5/15/2028	11	11
Ginnie Mae I Pool 7% 5/15/2028	7	7
Ginnie Mae I Pool 7% 5/15/2029	140	142
Ginnie Mae I Pool 7% 5/15/2030	268	271
Ginnie Mae I Pool 7% 5/15/2031	200	204
Ginnie Mae I Pool 7% 5/15/2031	176	179
Ginnie Mae I Pool 7% 5/15/2031	79	80
Ginnie Mae I Pool 7% 5/15/2032	1,212	1,237
Ginnie Mae I Pool 7% 5/15/2032	655	668
Ginnie Mae I Pool 7% 5/15/2032	497	503
Ginnie Mae I Pool 7% 5/15/2032	415	422
Ginnie Mae I Pool 7% 5/15/2032	300	305
Ginnie Mae I Pool 7% 5/15/2032	276	281
Ginnie Mae I Pool 7% 5/15/2032	251	256
Ginnie Mae I Pool 7% 5/15/2032	251	254
Ginnie Mae I Pool 7% 5/15/2032	222	225
Ginnie Mae I Pool 7% 5/15/2032	192	193
Ginnie Mae I Pool 7% 5/15/2032	142	144
Ginnie Mae I Pool 7% 5/15/2032	126	128
Ginnie Mae I Pool 7% 5/15/2032	112	114
Ginnie Mae I Pool 7% 5/15/2032	110	112
Ginnie Mae I Pool 7% 5/15/2032	106	109
Ginnie Mae I Pool 7% 5/15/2032	67	68
Ginnie Mae I Pool 7% 5/15/2032	53	54
Ginnie Mae I Pool 7% 5/15/2032	12	12
Ginnie Mae I Pool 7% 6/15/2028	154	155
Ginnie Mae I Pool 7% 6/15/2028	132	133
Ginnie Mae I Pool 7% 6/15/2028	123	124
Ginnie Mae I Pool 7% 6/15/2028	97	98
Ginnie Mae I Pool 7% 6/15/2028	78	79
Ginnie Mae I Pool 7% 6/15/2028	74	74
Ginnie Mae I Pool 7% 6/15/2028	54	54
Ginnie Mae I Pool 7% 6/15/2028	46	46
Ginnie Mae I Pool 7% 6/15/2028	37	37
Ginnie Mae I Pool 7% 6/15/2028	36	37
Ginnie Mae I Pool 7% 6/15/2028	33	33
Ginnie Mae I Pool 7% 6/15/2028	30	31
Ginnie Mae I Pool 7% 6/15/2028	27	27
Ginnie Mae I Pool 7% 6/15/2028	22	22
Ginnie Mae I Pool 7% 6/15/2028	18	18
Ginnie Mae I Pool 7% 6/15/2029	300	303
Ginnie Mae I Pool 7% 6/15/2029	177	179
Ginnie Mae I Pool 7% 6/15/2029	115	116
Ginnie Mae I Pool 7% 6/15/2029	67	68
Ginnie Mae I Pool 7% 6/15/2029	65	66
Ginnie Mae I Pool 7% 6/15/2031	730	743
Ginnie Mae I Pool 7% 6/15/2031	530	539
Ginnie Mae I Pool 7% 6/15/2031	376	383
Ginnie Mae I Pool 7% 6/15/2031	27	27
Ginnie Mae I Pool 7% 6/15/2031	12	12
Ginnie Mae I Pool 7% 6/15/2032	819	833
Ginnie Mae I Pool 7% 6/15/2032	417	423
Ginnie Mae I Pool 7% 6/15/2032	357	364
Ginnie Mae I Pool 7% 6/15/2032	191	194
Ginnie Mae I Pool 7% 6/15/2032	145	148
Ginnie Mae I Pool 7% 6/15/2032	130	132
Ginnie Mae I Pool 7% 6/15/2032	103	105
Ginnie Mae I Pool 7% 6/15/2032	82	84
Ginnie Mae I Pool 7% 6/15/2032	34	35
Ginnie Mae I Pool 7% 7/15/2028	557	561
Ginnie Mae I Pool 7% 7/15/2028	165	166
Ginnie Mae I Pool 7% 7/15/2028	126	126
Ginnie Mae I Pool 7% 7/15/2028	112	113
Ginnie Mae I Pool 7% 7/15/2028	48	49
Ginnie Mae I Pool 7% 7/15/2028	44	44
Ginnie Mae I Pool 7% 7/15/2028	42	42
Ginnie Mae I Pool 7% 7/15/2028	26	27
Ginnie Mae I Pool 7% 7/15/2028	17	17
Ginnie Mae I Pool 7% 7/15/2029	286	289
Ginnie Mae I Pool 7% 7/15/2029	140	142
Ginnie Mae I Pool 7% 7/15/2029	140	142
Ginnie Mae I Pool 7% 7/15/2029	12	12
Ginnie Mae I Pool 7% 7/15/2031	1,220	1,242
Ginnie Mae I Pool 7% 7/15/2031	650	661
Ginnie Mae I Pool 7% 7/15/2031	544	553
Ginnie Mae I Pool 7% 7/15/2031	212	216
Ginnie Mae I Pool 7% 7/15/2031	212	216
Ginnie Mae I Pool 7% 7/15/2031	25	26
Ginnie Mae I Pool 7% 7/15/2031	4	4
Ginnie Mae I Pool 7% 7/15/2032	384	392
Ginnie Mae I Pool 7% 7/15/2032	331	337
Ginnie Mae I Pool 7% 7/15/2032	272	276
Ginnie Mae I Pool 7% 7/15/2032	185	189
Ginnie Mae I Pool 7% 7/15/2032	92	94
Ginnie Mae I Pool 7% 7/15/2032	70	72
Ginnie Mae I Pool 7% 8/15/2028	29	29
Ginnie Mae I Pool 7% 8/15/2029	33	33
Ginnie Mae I Pool 7% 8/15/2029	19	19
Ginnie Mae I Pool 7% 8/15/2031	1,626	1,655
Ginnie Mae I Pool 7% 8/15/2031	1,046	1,065
Ginnie Mae I Pool 7% 8/15/2031	530	539
Ginnie Mae I Pool 7% 8/15/2031	297	302
Ginnie Mae I Pool 7% 8/15/2031	167	170
Ginnie Mae I Pool 7% 8/15/2031	148	151
Ginnie Mae I Pool 7% 8/15/2031	125	127
Ginnie Mae I Pool 7% 8/15/2031	80	81
Ginnie Mae I Pool 7% 8/15/2031	70	71
Ginnie Mae I Pool 7% 8/15/2032	543	554
Ginnie Mae I Pool 7% 8/15/2032	265	270
Ginnie Mae I Pool 7% 8/15/2032	223	227
Ginnie Mae I Pool 7% 8/15/2032	206	209
Ginnie Mae I Pool 7% 8/15/2032	203	206
Ginnie Mae I Pool 7% 8/15/2032	101	103
Ginnie Mae I Pool 7% 8/15/2032	34	34
Ginnie Mae I Pool 7% 9/15/2027	12	12
Ginnie Mae I Pool 7% 9/15/2028	121	122
Ginnie Mae I Pool 7% 9/15/2028	120	121
Ginnie Mae I Pool 7% 9/15/2028	109	110
Ginnie Mae I Pool 7% 9/15/2028	37	37
Ginnie Mae I Pool 7% 9/15/2028	30	30
Ginnie Mae I Pool 7% 9/15/2028	23	23
Ginnie Mae I Pool 7% 9/15/2028	23	23
Ginnie Mae I Pool 7% 9/15/2028	16	16
Ginnie Mae I Pool 7% 9/15/2029	13	13
Ginnie Mae I Pool 7% 9/15/2031	1,198	1,220
Ginnie Mae I Pool 7% 9/15/2031	986	1,004
Ginnie Mae I Pool 7% 9/15/2031	426	433
Ginnie Mae I Pool 7% 9/15/2031	290	295
Ginnie Mae I Pool 7% 9/15/2031	278	283
Ginnie Mae I Pool 7% 9/15/2031	171	174
Ginnie Mae I Pool 7% 9/15/2031	65	66
Ginnie Mae I Pool 7% 9/15/2031	46	47
Ginnie Mae I Pool 7% 9/15/2031	39	39
Ginnie Mae I Pool 7% 9/15/2031	30	30
Ginnie Mae I Pool 7.5% 1/15/2031	67	69
Ginnie Mae I Pool 7.5% 1/15/2031	34	35
Ginnie Mae I Pool 7.5% 10/15/2027	391	395
Ginnie Mae I Pool 7.5% 10/15/2027	364	367
Ginnie Mae I Pool 7.5% 10/15/2027	301	303
Ginnie Mae I Pool 7.5% 10/15/2027	129	130
Ginnie Mae I Pool 7.5% 10/15/2027	108	109
Ginnie Mae I Pool 7.5% 10/15/2027	94	94
Ginnie Mae I Pool 7.5% 10/15/2027	74	74
Ginnie Mae I Pool 7.5% 10/15/2027	43	43
Ginnie Mae I Pool 7.5% 10/15/2027	25	25
Ginnie Mae I Pool 7.5% 10/15/2027	22	22
Ginnie Mae I Pool 7.5% 10/15/2027	9	9
Ginnie Mae I Pool 7.5% 11/15/2027	30	30
Ginnie Mae I Pool 7.5% 11/15/2027	29	29
Ginnie Mae I Pool 7.5% 11/15/2027	26	26
Ginnie Mae I Pool 7.5% 11/15/2029	10	10
Ginnie Mae I Pool 7.5% 12/15/2027	133	134
Ginnie Mae I Pool 7.5% 12/15/2027	112	113
Ginnie Mae I Pool 7.5% 12/15/2027	96	97
Ginnie Mae I Pool 7.5% 12/15/2027	73	74
Ginnie Mae I Pool 7.5% 12/15/2027	9	9
Ginnie Mae I Pool 7.5% 12/15/2027	9	9
Ginnie Mae I Pool 7.5% 12/15/2027	3	3
Ginnie Mae I Pool 7.5% 2/15/2027	41	41
Ginnie Mae I Pool 7.5% 2/15/2027	13	13
Ginnie Mae I Pool 7.5% 3/15/2027	34	34
Ginnie Mae I Pool 7.5% 3/15/2028	1,789	1,805
Ginnie Mae I Pool 7.5% 3/15/2028	122	124
Ginnie Mae I Pool 7.5% 3/15/2031	760	783
Ginnie Mae I Pool 7.5% 4/15/2027	24	24
Ginnie Mae I Pool 7.5% 4/15/2027	22	22
Ginnie Mae I Pool 7.5% 4/15/2027	18	18
Ginnie Mae I Pool 7.5% 4/15/2027	17	17
Ginnie Mae I Pool 7.5% 4/15/2027	13	13
Ginnie Mae I Pool 7.5% 4/15/2027	3	3
Ginnie Mae I Pool 7.5% 5/15/2027	49	50
Ginnie Mae I Pool 7.5% 5/15/2027	2	2
Ginnie Mae I Pool 7.5% 5/15/2029	35	35
Ginnie Mae I Pool 7.5% 6/15/2027	59	60
Ginnie Mae I Pool 7.5% 6/15/2027	9	9
Ginnie Mae I Pool 7.5% 7/15/2027	194	196
Ginnie Mae I Pool 7.5% 7/15/2027	74	75
Ginnie Mae I Pool 7.5% 7/15/2027	71	71
Ginnie Mae I Pool 7.5% 7/15/2027	60	60
Ginnie Mae I Pool 7.5% 7/15/2027	53	54
Ginnie Mae I Pool 7.5% 7/15/2027	37	37
Ginnie Mae I Pool 7.5% 7/15/2027	10	10
Ginnie Mae I Pool 7.5% 7/15/2027	8	8
Ginnie Mae I Pool 7.5% 7/15/2027	3	3
Ginnie Mae I Pool 7.5% 7/15/2028	359	363
Ginnie Mae I Pool 7.5% 7/15/2029	72	73
Ginnie Mae I Pool 7.5% 8/15/2027	114	115
Ginnie Mae I Pool 7.5% 8/15/2027	58	58
Ginnie Mae I Pool 7.5% 8/15/2027	30	30
Ginnie Mae I Pool 7.5% 8/15/2027	14	14
Ginnie Mae I Pool 7.5% 8/15/2027	7	7
Ginnie Mae I Pool 7.5% 8/15/2027	5	5
Ginnie Mae I Pool 7.5% 8/15/2027	2	2
Ginnie Mae I Pool 7.5% 8/15/2028	270	274
Ginnie Mae I Pool 7.5% 8/15/2028	222	225
Ginnie Mae I Pool 7.5% 8/15/2028	63	64
Ginnie Mae I Pool 7.5% 8/15/2028	60	61
Ginnie Mae I Pool 7.5% 8/15/2029	60	61
Ginnie Mae I Pool 7.5% 9/15/2027	157	158
Ginnie Mae I Pool 7.5% 9/15/2027	19	19
Ginnie Mae I Pool 7.5% 9/15/2027	18	18
Ginnie Mae I Pool 7.5% 9/15/2027	2	1
Ginnie Mae I Pool 7.5% 9/15/2028	222	225
Ginnie Mae I Pool 7.5% 9/15/2031	1,276	1,308
Ginnie Mae I Pool 7.5% 9/15/2031	31	32
Ginnie Mae I Pool 8% 1/15/2028	228	230
Ginnie Mae I Pool 8% 10/15/2029	151	154
Ginnie Mae I Pool 8% 11/15/2027	28	29
Ginnie Mae I Pool 8% 12/15/2027	110	111
Ginnie Mae I Pool 8% 12/15/2027	48	49
Ginnie Mae I Pool 8% 12/15/2027	25	25
Ginnie Mae I Pool 8% 12/15/2027	22	22
Ginnie Mae I Pool 8% 7/15/2027	25	25
Ginnie Mae I Pool 8% 8/15/2027	8	8
Ginnie Mae I Pool 8% 8/15/2027	6	6
Ginnie Mae I Pool 8% 9/15/2029	34	35
Ginnie Mae I Pool 8.5% 1/15/2031	755	775
Ginnie Mae I Pool 8.5% 10/15/2029	10	10
Ginnie Mae I Pool 8.5% 11/15/2027	13	13
Ginnie Mae I Pool 8.5% 12/15/2029	75	77
Ginnie Mae I Pool 8.5% 7/15/2030	45	46
Ginnie Mae I Pool 8.5% 8/15/2029	31	31
Ginnie Mae II Pool 2% 1/20/2051	22,756,010	18,289,042
Ginnie Mae II Pool 2% 1/20/2052	21,050,937	16,905,515
Ginnie Mae II Pool 2% 10/20/2050	15,848,890	12,737,778
Ginnie Mae II Pool 2% 11/20/2050	1,151,450	925,422
Ginnie Mae II Pool 2% 12/20/2050	5,553,726	4,463,538
Ginnie Mae II Pool 2% 2/20/2051	492,907	396,150
Ginnie Mae II Pool 2% 3/20/2052	2,860,680	2,297,345
Ginnie Mae II Pool 2% 4/20/2051	437,404	351,406
Ginnie Mae II Pool 2% 5/20/2051	9,560,909	7,681,130
Ginnie Mae II Pool 2% 8/20/2051	18,285,769	14,684,873
Ginnie Mae II Pool 2% 9/20/2050	3,682,379	2,962,986
Ginnie Mae II Pool 2% 9/20/2051	300,000	240,923
Ginnie Mae II Pool 2.5% 10/20/2051	947,472	793,378
Ginnie Mae II Pool 2.5% 11/20/2051	11,881,988	9,949,543
Ginnie Mae II Pool 2.5% 12/20/2051	9,016,882	7,550,407
Ginnie Mae II Pool 2.5% 2/20/2052	11,631,272	9,739,603
Ginnie Mae II Pool 2.5% 3/20/2052	8,490,436	7,109,581
Ginnie Mae II Pool 2.5% 4/20/2052	11,456,108	9,592,927
Ginnie Mae II Pool 2.5% 5/20/2051	6,900,909	5,779,648
Ginnie Mae II Pool 2.5% 5/20/2052	7,239,643	6,062,213
Ginnie Mae II Pool 2.5% 6/20/2051	420,344	352,046
Ginnie Mae II Pool 2.5% 7/20/2051	1,870,710	1,566,464
Ginnie Mae II Pool 2.5% 8/20/2050	730,732	612,274
Ginnie Mae II Pool 2.5% 8/20/2051	8,526,704	7,139,951
Ginnie Mae II Pool 3% 1/20/2043	872,722	789,232
Ginnie Mae II Pool 3% 10/20/2042	4,825	4,366
Ginnie Mae II Pool 3% 10/20/2043	70,685	63,722
Ginnie Mae II Pool 3% 12/20/2042	76,692	69,353
Ginnie Mae II Pool 3% 12/20/2046	1,228,354	1,084,324
Ginnie Mae II Pool 3% 3/20/2050	849,739	741,606
Ginnie Mae II Pool 3% 4/20/2052	4,724,881	4,113,284
Ginnie Mae II Pool 3% 5/20/2051	772,177	672,707
Ginnie Mae II Pool 3% 5/20/2052	16,757,178	14,588,097
Ginnie Mae II Pool 3% 6/20/2050	7,328	6,393
Ginnie Mae II Pool 3% 6/20/2051	205,001	178,497
Ginnie Mae II Pool 3% 7/20/2051	258,857	225,512
Ginnie Mae II Pool 3% 8/20/2042	13,797	12,491
Ginnie Mae II Pool 3% 8/20/2051	308,074	268,293
Ginnie Mae II Pool 3% 9/20/2043	6,935	6,250
Ginnie Mae II Pool 3.5% 1/20/2042	8,817	8,186
Ginnie Mae II Pool 3.5% 1/20/2044	13,446	12,397
Ginnie Mae II Pool 3.5% 10/20/2040	4,541	4,228
Ginnie Mae II Pool 3.5% 10/20/2041	7,584	7,043
Ginnie Mae II Pool 3.5% 10/20/2043	4,536	4,187
Ginnie Mae II Pool 3.5% 11/20/2041	356,429	331,020
Ginnie Mae II Pool 3.5% 11/20/2043	6,936	6,400
Ginnie Mae II Pool 3.5% 12/20/2040	2,421	2,255
Ginnie Mae II Pool 3.5% 12/20/2041	153,873	142,906
Ginnie Mae II Pool 3.5% 2/20/2043	70,672	65,376
Ginnie Mae II Pool 3.5% 2/20/2044	3,859	3,557
Ginnie Mae II Pool 3.5% 3/20/2043	87,011	80,470
Ginnie Mae II Pool 3.5% 3/20/2044	13,118	12,090
Ginnie Mae II Pool 3.5% 4/20/2043	94,252	87,144
Ginnie Mae II Pool 3.5% 4/20/2044	4,891	4,504
Ginnie Mae II Pool 3.5% 5/20/2043	901,096	829,521
Ginnie Mae II Pool 3.5% 5/20/2046	47,091	42,771
Ginnie Mae II Pool 3.5% 5/20/2046	12,943	11,860
Ginnie Mae II Pool 3.5% 6/20/2043	176,978	163,540
Ginnie Mae II Pool 3.5% 7/20/2043	5,823	5,382
Ginnie Mae II Pool 3.5% 8/20/2043	6,445	5,952
Ginnie Mae II Pool 3.5% 9/20/2040	11,256	10,480
Ginnie Mae II Pool 3.5% 9/20/2043	1,041,555	961,320
Ginnie Mae II Pool 4% 1/20/2041	6,430	6,114
Ginnie Mae II Pool 4% 1/20/2042	46,687	44,286
Ginnie Mae II Pool 4% 10/20/2040	49,474	47,059
Ginnie Mae II Pool 4% 10/20/2041	822,690	780,816
Ginnie Mae II Pool 4% 11/20/2040	622,315	591,713
Ginnie Mae II Pool 4% 11/20/2041	27,544	26,132
Ginnie Mae II Pool 4% 2/20/2041	13,349	12,690
Ginnie Mae II Pool 4% 3/20/2041	52,387	49,801
Ginnie Mae II Pool 4% 4/20/2042	167,426	158,721
Ginnie Mae II Pool 4% 4/20/2043	2,325	2,203
Ginnie Mae II Pool 4% 6/20/2042	3,884	3,681
Ginnie Mae II Pool 4% 8/20/2041	6,619	6,283
Ginnie Mae II Pool 4% 8/20/2043	62,278	58,854
Ginnie Mae II Pool 4% 9/1/2056 (d)	2,000,000	1,806,641
Ginnie Mae II Pool 4% 9/20/2040	226,940	215,852
Ginnie Mae II Pool 4.5% 1/20/2041	57,082	55,619
Ginnie Mae II Pool 4.5% 10/1/2056 (d)	4,375,000	4,093,872
Ginnie Mae II Pool 4.5% 10/20/2035	1,692	1,661
Ginnie Mae II Pool 4.5% 10/20/2039	9,104	8,726
Ginnie Mae II Pool 4.5% 10/20/2040	127,910	122,560
Ginnie Mae II Pool 4.5% 10/20/2040	12,197	11,889
Ginnie Mae II Pool 4.5% 11/20/2040	44,914	42,965
Ginnie Mae II Pool 4.5% 11/20/2040	12,228	11,918
Ginnie Mae II Pool 4.5% 11/20/2054	15,726,552	14,814,230
Ginnie Mae II Pool 4.5% 12/20/2039	50,532	48,465
Ginnie Mae II Pool 4.5% 12/20/2040	25,716	24,601
Ginnie Mae II Pool 4.5% 2/20/2041	206,307	201,020
Ginnie Mae II Pool 4.5% 2/20/2041	2,221	2,124
Ginnie Mae II Pool 4.5% 3/20/2036	4,329	4,249
Ginnie Mae II Pool 4.5% 3/20/2041	13,460	13,115
Ginnie Mae II Pool 4.5% 4/20/2040	24,115	23,092
Ginnie Mae II Pool 4.5% 4/20/2041	123,845	120,658
Ginnie Mae II Pool 4.5% 5/20/2040	14,216	13,865
Ginnie Mae II Pool 4.5% 5/20/2041	532,595	518,833
Ginnie Mae II Pool 4.5% 6/20/2033	1,892	1,866
Ginnie Mae II Pool 4.5% 6/20/2039	9,948	9,548
Ginnie Mae II Pool 4.5% 6/20/2040	23,291	22,341
Ginnie Mae II Pool 4.5% 6/20/2041	335,404	326,671
Ginnie Mae II Pool 4.5% 7/20/2039	1,741	1,716
Ginnie Mae II Pool 4.5% 7/20/2040	23,585	22,995
Ginnie Mae II Pool 4.5% 7/20/2040	2,048	1,963
Ginnie Mae II Pool 4.5% 8/20/2040	3,526	3,437
Ginnie Mae II Pool 4.5% 9/1/2056 (d)	4,125,000	3,863,482
Ginnie Mae II Pool 4.5% 9/20/2040	127,729	124,507
Ginnie Mae II Pool 5% 10/1/2056 (d)	44,025,000	42,595,482
Ginnie Mae II Pool 5% 9/1/2056 (d)	81,200,000	78,652,204
Ginnie Mae II Pool 5% 9/20/2033	83,031	82,971
Ginnie Mae II Pool 5.5% 1/20/2055	1,859,716	1,856,826
Ginnie Mae II Pool 5.5% 10/1/2056 (d)	117,200,000	116,259,599
Ginnie Mae II Pool 5.5% 12/20/2054	2,280,725	2,282,883
Ginnie Mae II Pool 5.5% 12/20/2054	433,123	431,908
Ginnie Mae II Pool 5.5% 8/20/2055	4,898,126	4,873,677
Ginnie Mae II Pool 5.5% 9/1/2056 (d)	150,975,000	149,981,796
Ginnie Mae II Pool 6% 10/1/2056 (d)	14,525,000	14,699,959
Ginnie Mae II Pool 6% 11/20/2031	2,169	2,202
Ginnie Mae II Pool 6% 12/20/2054	4,055,532	4,129,882
Ginnie Mae II Pool 6% 5/20/2032	10,613	10,772
Ginnie Mae II Pool 6% 9/1/2056 (d)	25,400,000	25,759,529
Ginnie Mae II Pool 6.5% 1/20/2032	156	161
Ginnie Mae II Pool 6.5% 11/20/2031	409	422
Ginnie Mae II Pool 6.5% 3/20/2031	468	483
Ginnie Mae II Pool 6.5% 4/20/2031	96	99
Ginnie Mae II Pool 6.5% 6/20/2031	93	95
Ginnie Mae II Pool 6.5% 7/20/2031	112	116
Ginnie Mae II Pool 6.5% 8/20/2031	109	113
Ginnie Mae II Pool 7% 2/20/2032	2,536	2,614
Ginnie Mae II Pool 7% 3/20/2032	1,449	1,493
Uniform Mortgage Backed Securities 2% 10/1/2056 (d)	154,075,000	120,118,303
Uniform Mortgage Backed Securities 2% 9/1/2056 (d)	229,700,000	179,183,940
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (d)	11,700,000	9,549,211
Uniform Mortgage Backed Securities 3% 9/1/2056 (d)	18,575,000	15,839,541
Uniform Mortgage Backed Securities 4.5% 10/1/2056 (d)	4,375,000	4,104,126
Uniform Mortgage Backed Securities 4.5% 9/1/2041 (d)	7,700,000	7,516,524
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (d)	12,025,000	11,291,756
Uniform Mortgage Backed Securities 5% 10/1/2056 (d)	27,700,000	26,704,534
Uniform Mortgage Backed Securities 5% 9/1/2041 (d)	1,300,000	1,293,906
Uniform Mortgage Backed Securities 5% 9/1/2056 (d)	53,400,000	51,543,517
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (d)	43,550,000	43,121,303
Uniform Mortgage Backed Securities 6% 10/1/2056 (d)	15,525,000	15,675,971
Uniform Mortgage Backed Securities 6% 9/1/2056 (d)	25,775,000	26,066,928
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (d)	37,400,000	38,545,375
TOTAL UNITED STATES		2,397,683,907
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,435,016,998)		2,397,683,907

U.S. Treasury Obligations - 44.6%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.98 to 3.00	58,500,000	33,539,238
US Treasury Bonds 2.375% 5/15/2051 (g)	2.36 to 2.40	409,629,000	244,321,296
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.30	224,700,000	148,302,000
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.90	157,354,000	120,111,504
US Treasury Bonds 4.125% 8/15/2044	4.58 to 4.63	7,520,000	6,560,613
US Treasury Bonds 4.25% 2/15/2054	4.51 to 4.78	116,000,000	98,776,719
US Treasury Bonds 4.25% 8/15/2054	4.64 to 4.65	18,837,000	16,040,147
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	17,120,000	15,920,263
US Treasury Bonds 4.625% 11/15/2045	4.65	2,670,000	2,471,418
US Treasury Bonds 4.625% 11/15/2055	4.79 to 4.89	90,100,000	81,681,281
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.88	100,300,000	90,908,629
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	55,400,000	51,210,375
US Treasury Bonds 4.75% 2/15/2056	4.70 to 5.24	8,600,000	7,963,063
US Treasury Bonds 4.75% 5/15/2055	4.82 to 4.94	75,134,000	69,484,276
US Treasury Bonds 4.75% 8/15/2055	4.65 to 4.92	126,590,000	117,100,695
US Treasury Bonds 5% 5/15/2056	4.88 to 5.12	81,600,000	78,642,000
US Treasury Bonds 5.125% 8/15/2056	5.25	22,000,000	21,625,313
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	6,127,673	5,387,371
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.93	4,966,721	4,365,822
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.86	268,800,000	249,858,000
US Treasury Notes 3.5% 2/15/2029	3.50 to 3.60	24,291,000	23,792,845
US Treasury Notes 3.5% 2/15/2033	3.37 to 3.93	327,800,000	307,901,517
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.87	540,000	528,694
US Treasury Notes 3.75% 1/31/2031	3.65	16,700,000	16,211,395
US Treasury Notes 3.75% 11/30/2032	3.90	114,800,000	109,678,843
US Treasury Notes 3.75% 2/28/2033	3.94	27,900,000	26,599,816
US Treasury Notes 3.75% 8/31/2031	3.54	85,600,000	82,707,656
US Treasury Notes 3.875% 4/15/2029	3.82 to 3.91	7,360,000	7,266,275
US Treasury Notes 3.875% 8/15/2034	4.27 to 4.28	38,547,000	36,517,260
US Treasury Notes 3.875% 9/30/2032	3.93	119,100,000	114,745,406
US Treasury Notes 4% 1/31/2033	3.74 to 4.07	165,500,000	160,121,250
US Treasury Notes 4% 11/15/2035	4.14 to 4.17	90,800,000	85,912,407
US Treasury Notes 4.125% 2/15/2036	4.39 to 4.61	446,305,000	425,733,129
US Treasury Notes 4.125% 4/30/2033	4.24	11,310,000	11,002,509
US Treasury Notes 4.125% 5/31/2031	4.26	60,600,000	59,646,023
US Treasury Notes 4.125% 7/31/2031	3.74 to 3.79	562,250,000	552,783,994
US Treasury Notes 4.25% 11/15/2034	4.18	155,500,000	150,932,188
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	273,610,000	270,980,778
US Treasury Notes 4.25% 5/15/2035	4.59 to 4.69	72,937,000	70,580,793
US Treasury Notes 4.25% 6/30/2031	4.25	129,000,000	127,594,101
US Treasury Notes 4.25% 6/30/2033	4.55	69,000,000	67,576,875
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.26	384,100,000	371,151,628
US Treasury Notes 4.375% 5/15/2036	4.45 to 4.74	290,180,000	281,928,006
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	371,600,000	368,682,360
US Treasury Notes 4.625% 2/15/2035	4.53	36,000,000	35,827,031
US Treasury Notes 4.625% 8/15/2036	4.75 to 4.76	40,000,000	39,612,500
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.29	5,375,133	5,132,611
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,726,178,140)			5,275,417,913

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $137,075,794)	3.69	137,060,388	137,087,800

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	42,570,000	443,112
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	6,770,000	432,681
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.06% and receive annually a floating rate based on US SOFR Index, expiring June 2037	6/2027	24,100,000	960,634
Option on an interest rate swap with Goldman Sachs Bank USA to to pay annually a fixed rate of 4.495% and receive annually a floating rate based on US SOFR Index, expiring July 2041	7/2031	7,440,000	484,964
Option on an interest rate swap with Morgan Stanley Capital Services LLC to to pay annually a fixed rate of 4.076% and receive annually a floating rate based on US SOFR Index, expiring August 2028	8/2027	60,040,000	275,197
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	3,790,000	160,795
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	7,740,000	292,620
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	5,000,000	207,182
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.865% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	60,400,000	406,623
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.988% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	16,390,000	99,865

TOTAL PURCHASED SWAPTIONS (Cost $2,936,910)			3,763,673

TOTAL INVESTMENT IN SECURITIES - 108.7% (Cost $13,516,193,960)	12,853,363,684
NET OTHER ASSETS (LIABILITIES) - (8.7)%	(1,020,353,518)
NET ASSETS - 100.0%	11,833,010,166

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 10/1/2056	(2,000,000)	(1,805,469)
Ginnie Mae II Pool 4% 9/1/2056	(2,000,000)	(1,806,641)
Ginnie Mae II Pool 5% 10/1/2056	(10,400,000)	(10,062,306)
Ginnie Mae II Pool 5% 9/1/2056	(43,025,000)	(41,675,013)
Ginnie Mae II Pool 5.5% 9/1/2056	(124,875,000)	(124,053,497)
Ginnie Mae II Pool 6% 9/1/2056	(14,525,000)	(14,730,597)
Uniform Mortgage Backed Securities 2% 9/1/2056	(184,750,000)	(144,119,429)
Uniform Mortgage Backed Securities 2.5% 9/1/2056	(4,450,000)	(3,631,965)
Uniform Mortgage Backed Securities 3% 9/1/2056	(3,900,000)	(3,325,664)
Uniform Mortgage Backed Securities 3.5% 9/1/2056	(1,700,000)	(1,508,418)
Uniform Mortgage Backed Securities 4.5% 10/1/2056	(4,375,000)	(4,104,126)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(4,125,000)	(3,873,472)
Uniform Mortgage Backed Securities 5% 10/1/2056	(4,850,000)	(4,675,704)
Uniform Mortgage Backed Securities 5% 9/1/2041	(1,300,000)	(1,293,905)
Uniform Mortgage Backed Securities 5% 9/1/2056	(57,700,000)	(55,694,025)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(13,100,000)	(12,971,046)
Uniform Mortgage Backed Securities 6% 9/1/2056	(19,475,000)	(19,695,574)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	(4,900,000)	(5,050,063)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(454,076,914)

TOTAL TBA SALE COMMITMENTS (Proceeds $455,966,602)		(454,076,914)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	27	12/2026	2,909,672	1,249
CBOT 2Y US Treasury Notes Contracts (United States)	1,794	12/2026	368,274,563	(875,694)
CBOT 5Y US Treasury Notes Contracts (United States)	1,613	12/2026	170,587,352	(752,573)
CBOT US Treasury Ultra Bond Contracts (United States)	84	12/2026	9,255,750	52,367
TOTAL LONG				(1,574,651)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	39,521	(46,605)	(7,084)
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	9,639	(10,565)	(926)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	370,000	67,805	(93,666)	(25,861)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	18,326	(27,301)	(8,975)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	18,326	(15,928)	2,398
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	(58,391)	(122,324)	(180,715)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100,000	(728)	(662)	(1,390)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	22,307	(28,432)	(6,125)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	59,484	(59,916)	(432)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	600,000	44,613	(52,456)	(7,843)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	900,000	66,920	(65,987)	933
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	14,871	(14,949)	(78)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	7,436	(7,594)	(158)
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly	2,500,000	(10,502)	9,683	(819)
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	600,000	95,463	(37,772)	57,691
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	31,821	(12,840)	18,981
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	15,911	(14,375)	1,536
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	400,000	63,642	(56,776)	6,866
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	300,000	47,732	(41,761)	5,971

TOTAL BUY PROTECTION							554,196	(700,226)	(146,030)
Sell Protection
CMBX AAA Series 12 Index	NR	8/2061	JPMorgan Securities LLC	0.5%	Monthly	3,000,000	12,454	12,270	24,724
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,860,000	49,946	148,252	198,198
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,260,000	9,174	28,003	37,177
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly	200,000	(47,088)	42,268	(4,820)
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	100,000	(23,544)	20,855	(2,689)

TOTAL SELL PROTECTION							942	251,648	252,590
TOTAL CREDIT DEFAULT SWAPS							555,138	(448,578)	106,560

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2036	5,830,000	(296,223)	260,565	(35,658)
U.S. SOFR Index(2)	Annual	3%	Annual	LCH	9/2028	396,197,000	9,227,214	(7,716,684)	1,510,530
U.S. SOFR Index(2)	Annual	3.5%	Annual	LCH	9/2033	20,000	941	(468)	473
U.S. SOFR Index(2)	Annual	4%	Annual	LCH	9/2041	2,390,000	138,056	(123,427)	14,629
4%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2056	7,558,000	(694,627)	574,462	(120,165)
TOTAL INTEREST RATE SWAPS							8,375,361	(7,005,552)	1,369,809

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Represents floating rate.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $6,294,625.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $961,211.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,104,577.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,179,313,323 or 18.4% of net assets.

(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Level 3 security.
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(o)	Principal Only Strips represent the right to receive the monthly principal payments.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	178,183,751	3,882,567,476	3,923,672,563	12,229,552	(2,344)	11,480	137,087,800	137,060,388
Fidelity Securities Lending Cash Central Fund	-	2,430,688,707	2,430,692,808	97,413	4,101	-	-	-
Fidelity Specialized High Income Central Fund	160,915,244	10,365,841	-	10,365,408	-	(876,017)	170,405,068	1,915,740
	339,098,995	6,323,622,024	6,354,365,371	22,692,373	1,757	(864,537)	307,492,868

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,090,040,288	-	1,090,040,288	-

Bank Notes
Financials	9,156,449	-	9,156,449	-

Collateralized Mortgage Obligations	201,287,112	-	201,287,078	34

Commercial Mortgage Securities	828,655,187	-	766,753,434	61,901,753

Fixed-Income Funds	170,405,068	170,405,068	-	-

Non-Convertible Corporate Bonds
Communication Services	264,032,054	-	264,032,054	-
Consumer Discretionary	145,024,987	-	145,024,987	-
Consumer Staples	29,213,807	-	29,213,807	-
Energy	293,999,321	-	293,999,321	-
Financials	1,101,410,115	-	1,101,410,115	-
Health Care	111,932,352	-	111,932,352	-
Industrials	112,739,780	-	112,739,780	-
Information Technology	137,946,439	-	137,946,439	-
Materials	26,888,671	-	26,888,671	-
Real Estate	378,371,942	-	378,371,942	-
Utilities	130,101,465	-	130,101,465	-

Preferred Securities
Financials	8,205,354	-	8,205,354	-

U.S. Government Agency - Mortgage Securities	2,397,683,907	-	2,397,683,907	-

U.S. Treasury Obligations	5,275,417,913	-	5,275,417,913	-

Money Market Funds	137,087,800	137,087,800	-	-

Purchased Swaptions	3,763,673	-	3,763,673	-
Total Investments in Securities:	12,853,363,684	307,492,868	12,483,969,029	61,901,787
Derivative Instruments:

Assets
Futures Contracts	53,616	53,616	-	-
Swaps	10,061,602	-	10,061,602	-
Total Assets	10,115,218	53,616	10,061,602	-

Liabilities
Futures Contracts	(1,628,267)	(1,628,267)	-	-
Swaps	(1,131,103)	-	(1,131,103)	-
Total Liabilities	(2,759,370)	(1,628,267)	(1,131,103)	-
Total Derivative Instruments:	7,355,848	(1,574,651)	8,930,499	-
Other Financial Instruments:

TBA Sale Commitments	(454,076,914)	-	(454,076,914)	-
Total Other Financial Instruments:	(454,076,914)	-	(454,076,914)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$12,545,870,816
Investments in securities, at value - affiliated issuers	307,492,868
Receivable for investments sold	4,775
Receivable for TBA sale commitments	455,966,602
Receivable for fund shares sold	39,275,613
Interest receivable	85,058,835
Distributions receivable from affiliated funds	1,495,087
Bi-lateral OTC swaps, at value	695,391
Receivable from investment adviser for expense reductions	63,517
Other receivables	75,912
Total assets	13,435,999,416
Liabilities
Payable for investments purchased	91,822,229
Payable for investments purchased, delayed delivery	1,010,912,247
TBA sale commitments, at value	454,076,914
Payable for swaps	7,594
Payable for fund shares redeemed	30,752,014
Distributions payable	10,632,266
Bi-lateral OTC swaps, at value	140,253
Accrued management fee	2,786,387
Transfer agent fee payable	1,013,226
Distribution and service plan fees payable	70,124
Payable for variation margin on futures contracts	33,398
Payable for variation margin on centrally cleared swaps	62,228
Other affiliated payables	671,895
Other payables and accrued expenses	8,475
Total liabilities	1,602,989,250
Net Assets	$11,833,010,166
Net assets consist of:
Paid in capital	13,317,925,912
Total accumulated earnings (loss)	(1,484,915,746)
Net Assets	$11,833,010,166

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($235,630,350/33,207,713 shares) a	$7.10
Maximum offering price per share (100/96.00 of $7.10)	$7.39
Class M
Net Asset Value and redemption price per share ($27,246,267/3,837,676 shares) a	$7.10
Maximum offering price per share (100/96.00 of $7.10)	$7.40
Class C
Net Asset Value and offering price per share ($17,645,315/2,483,256 shares) a	$7.11
Fidelity® Investment Grade Bond Fund
Net Asset Value, offering price and redemption price per share ($6,065,436,323/854,185,098 shares)	$7.10
Class I
Net Asset Value, offering price and redemption price per share ($3,221,523,027/453,146,110 shares)	$7.11
Class Z
Net Asset Value, offering price and redemption price per share ($2,265,528,884/318,432,528 shares)	$7.11

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	13,200,617,176
Affiliated issuers, cost	315,576,784
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$561,544
Dividends - affiliated issuers	22,692,373
Interest	492,465,530
Total investment income	515,719,447
Expenses
Management fee	32,938,746
Transfer agent fees	12,076,191
Distribution and service plan fees	889,812
Fund wide operations fee	7,948,691
Independent trustees' fees and expenses	24,945
Total expenses	53,878,385
Expense reductions	(945,729)
Total expenses after reductions	52,932,656
Net investment income (loss)	462,786,791
Net realized gain (loss)
Investments - unaffiliated issuers	(19,212,697)
Investments - affiliated issuers	1,757
Futures contracts	(10,653,238)
Swaps	4,755,678
Written options	114,358
Net realized gain (loss)	(24,994,142)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(278,526,853)
Investments - affiliated issuers	(864,537)
Futures contracts	(2,430,951)
Swaps	3,780,638
TBA sale commitments	6,057,906
Total change in net unrealized appreciation (depreciation)	(271,983,797)
Net gain (loss)	(296,977,939)
Net increase (decrease) in net assets resulting from operations	$165,808,852
Other Information
Income from securities lending - Affiliated Issuers	97,413

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$462,786,791	$415,269,081
Net realized gain (loss)	(24,994,142)	(47,196,834)
Change in net unrealized appreciation (depreciation)	(271,983,797)	(25,430,806)
Net increase (decrease) in net assets resulting from operations	$165,808,852	$342,641,441
Distributions to shareholders
Distributions to shareholders	(454,862,410)	(411,542,906)
Total distributions	(454,862,410)	(411,542,906)
Net increase (decrease) in net assets resulting from share transactions	1,487,872,571	(174,233,780)
Total increase (decrease) in net assets	1,198,819,013	(243,135,245)
Net Assets
Beginning of period	10,634,191,153	10,877,326,398
End of period	$11,833,010,166	$10,634,191,153
Financial Highlights
Fidelity Advisor® Investment Grade Bond Fund Class A

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$7.26	$7.31	$7.05	$7.34	$8.48
Income from Investment Operations
Net investment income (loss) A, B	.27	.26	.26	.23	.14
Net realized and unrealized gain (loss)	(.17)	(.05)	.26	(.30)	(1.14)
Total from investment operations	.10	.21	.52	(.07)	(1.00)
Distributions
Distributions from net investment income	(.26)	(.26)	(.26)	(.22)	(.13)
Distributions from net realized gain	-	-	-	-	.00 C
Total distributions	(.26)	(.26)	(.26)	(.22)	(.14) D
Net asset value, end of period	$7.10	$7.26	$7.31	$7.05	$7.34
Total Return E, F	1.37%	2.99%	7.51%	(.95)%	(11.91)%
Ratios and Supplemental Data A, G, H
Ratio of expenses to average net assets before reductions	.75%	.75%	.75%	.76%	.75%
Ratio of expenses to average net assets net of fee waivers, if any	.75%	.75%	.75%	.76%	.75%
Ratio of expenses to average net assets net of all reductions, if any	.75%	.75%	.75%	.76%	.75%
Ratio of net investment income (loss) to average net assets	3.66%	3.68%	3.71%	3.17%	1.76%
Net assets, end of period	$235,630,350	$239,726,648	$203,340,538	$177,680,312	$162,127,616
Portfolio turnover rate I	142%	196%	232%	131%	75%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Investment Grade Bond Fund Class M

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$7.27	$7.31	$7.05	$7.34	$8.48
Income from Investment Operations
Net investment income (loss) A, B	.27	.27	.26	.23	.14
Net realized and unrealized gain (loss)	(.18)	(.05)	.26	(.30)	(1.14)
Total from investment operations	.09	.22	.52	(.07)	(1.00)
Distributions
Distributions from net investment income	(.26)	(.26)	(.26)	(.22)	(.13)
Distributions from net realized gain	-	-	-	-	.00 C
Total distributions	(.26)	(.26)	(.26)	(.22)	(.14) D
Net asset value, end of period	$7.10	$7.27	$7.31	$7.05	$7.34
Total Return E, F	1.24%	3.13%	7.51%	(.95)%	(11.91)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.75%	.75%	.75%	.75%	.75%
Ratio of expenses to average net assets net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Ratio of expenses to average net assets net of all reductions, if any	.75%	.75%	.75%	.75%	.75%
Ratio of net investment income (loss) to average net assets	3.66%	3.68%	3.71%	3.17%	1.76%
Net assets, end of period	$27,246,267	$32,727,496	$30,760,678	$28,533,074	$27,330,830
Portfolio turnover rate I	142%	196%	232%	131%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Investment Grade Bond Fund Class C

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$7.27	$7.32	$7.06	$7.35	$8.49
Income from Investment Operations
Net investment income (loss) A, B	.21	.21	.21	.17	.08
Net realized and unrealized gain (loss)	(.16)	(.05)	.25	(.30)	(1.14)
Total from investment operations	.05	.16	.46	(.13)	(1.06)
Distributions
Distributions from net investment income	(.21)	(.21)	(.20)	(.16)	(.07)
Distributions from net realized gain	-	-	-	-	.00 C
Total distributions	(.21)	(.21)	(.20)	(.16)	(.08) D
Net asset value, end of period	$7.11	$7.27	$7.32	$7.06	$7.35
Total Return E, F	.60%	2.21%	6.68%	(1.71)%	(12.57)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	1.52%	1.52%	1.52%	1.53%	1.53%
Ratio of expenses to average net assets net of fee waivers, if any	1.52%	1.52%	1.52%	1.53%	1.53%
Ratio of expenses to average net assets net of all reductions, if any	1.52%	1.52%	1.52%	1.53%	1.53%
Ratio of net investment income (loss) to average net assets	2.89%	2.91%	2.94%	2.39%	.99%
Net assets, end of period	$17,645,315	$21,815,950	$26,044,565	$19,067,548	$22,043,263
Portfolio turnover rate I	142%	196%	232%	131%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Investment Grade Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$7.27	$7.31	$7.05	$7.35	$8.48
Income from Investment Operations
Net investment income (loss) A, B	.29	.29	.28	.25	.16
Net realized and unrealized gain (loss)	(.18)	(.05)	.26	(.31)	(1.13)
Total from investment operations	.11	.24	.54	(.06)	(.97)
Distributions
Distributions from net investment income	(.28)	(.28)	(.28)	(.24)	(.16)
Distributions from net realized gain	-	-	-	-	.00 C
Total distributions	(.28)	(.28)	(.28)	(.24)	(.16)
Net asset value, end of period	$7.10	$7.27	$7.31	$7.05	$7.35
Total Return D	1.54%	3.44%	7.83%	(.78)%	(11.52)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Ratio of net investment income (loss) to average net assets	3.96%	3.98%	4.01%	3.47%	2.06%
Net assets, end of period	$6,065,436,323	$5,885,541,060	$6,053,747,048	$5,336,825,263	$5,715,468,338
Portfolio turnover rate G	142%	196%	232%	131%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Investment Grade Bond Fund Class I

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$7.28	$7.32	$7.06	$7.35	$8.49
Income from Investment Operations
Net investment income (loss) A, B	.28	.28	.28	.24	.16
Net realized and unrealized gain (loss)	(.17)	(.04)	.25	(.29)	(1.14)
Total from investment operations	.11	.24	.53	(.05)	(.98)
Distributions
Distributions from net investment income	(.28)	(.28)	(.27)	(.24)	(.15)
Distributions from net realized gain	-	-	-	-	.00 C
Total distributions	(.28)	(.28)	(.27)	(.24)	(.16) D
Net asset value, end of period	$7.11	$7.28	$7.32	$7.06	$7.35
Total Return E	1.49%	3.39%	7.77%	(.69)%	(11.67)%
Ratios and Supplemental Data A, F, G
Ratio of expenses to average net assets before reductions	.50%	.50%	.50%	.50%	.49%
Ratio of expenses to average net assets net of fee waivers, if any	.50%	.50%	.50%	.50%	.49%
Ratio of expenses to average net assets net of all reductions, if any	.50%	.50%	.50%	.50%	.49%
Ratio of net investment income (loss) to average net assets	3.91%	3.93%	3.96%	3.42%	2.02%
Net assets, end of period	$3,221,523,027	$2,351,547,664	$2,175,539,055	$1,633,978,818	$1,194,062,609
Portfolio turnover rate H	142%	196%	232%	131%	75%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Investment Grade Bond Fund Class Z

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$7.28	$7.33	$7.07	$7.36	$8.50
Income from Investment Operations
Net investment income (loss) A, B	.30	.29	.29	.25	.17
Net realized and unrealized gain (loss)	(.18)	(.05)	.26	(.29)	(1.14)
Total from investment operations	.12	.24	.55	(.04)	(.97)
Distributions
Distributions from net investment income	(.29)	(.29)	(.29)	(.25)	(.17)
Distributions from net realized gain	-	-	-	-	.00 C
Total distributions	(.29)	(.29)	(.29)	(.25)	(.17)
Net asset value, end of period	$7.11	$7.28	$7.33	$7.07	$7.36
Total Return D	1.63%	3.39%	7.91%	(.54)%	(11.53)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.40%	.40%	.40%	.40%	.40%
Ratio of expenses to average net assets net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Ratio of net investment income (loss) to average net assets	4.05%	4.07%	4.10%	3.56%	2.15%
Net assets, end of period	$2,265,528,884	$2,102,832,335	$2,387,894,514	$1,483,034,807	$1,628,244,953
Portfolio turnover rate G	142%	196%	232%	131%	75%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Investment Grade Bond Fund	Class A, Class M, Class C, Fidelity® Investment Grade Bond Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the Statement of Operations. If a fund has a significant exposure to TIPS such adjustments may result in negative interest and may have a significant impact on distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, futures transactions, market discount, swap agreements, losses deferred due to offsetting positions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Investment Grade Bond Fund	13,505,097,386	20,786,646	(661,697,185)	(640,910,539)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Investment Grade Bond Fund	965,584	(844,962,735)	(640,918,596)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Investment Grade Bond Fund	(358,111,845)	(486,850,890)	(844,962,735)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Investment Grade Bond Fund	454,862,410	454,862,410

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Investment Grade Bond Fund	411,542,906	411,542,906

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options, futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Investment Grade Bond Fund
Credit Risk
Swaps	695,391	(140,253)	53,050	69,437
Total Credit Risk	695,391	(140,253)	53,050	69,437
Interest Rate Risk
Futures Contracts	53,616	(1,628,267)	(10,653,238)	(2,430,951)
Swaps	9,366,211	(990,850)	4,702,628	3,711,201
Purchased Swaptions	3,763,673	-	(1,153,457)	1,655,127
Written Swaptions	-	-	114,358	-
Total Interest Rate Risk	13,183,500	(2,619,117)	(6,989,709)	2,935,377

Totals	13,878,891	(2,759,370)	(6,936,659)	3,004,814

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Investment Grade Bond Fund
Futures Contracts	510,019,484
Purchased Swaptions	199,560,000
Written Swaptions	15,629,167
Swaps	444,203,228

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Investment Grade Bond Fund	9,924,663,913	9,507,957,497

  5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Investment Grade Bond Fund	0.282

Pursuant to the expense contract, the investment adviser pays class-level operating expenses for Fidelity® Investment Grade Bond Fund so that total expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as interest expense, do not exceed class-level average net assets as presented in the table below. This agreement does not apply to any of the other classes, and any change or modification that would increase expenses can only be made with shareholder approval.

Annual Expense Contract Rate (%)
Fidelity® Investment Grade Bond Fund	.45

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Investment Grade Bond Fund
Class A	-	.25	608,273	44,272
Class M	-	.25	78,399	222
Class C	.75	.25	203,140	22,397
			889,812	66,891

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Investment Grade Bond Fund
Class A A	4.00	.75	20,498
Class M A	4.00	.25	2,474
Class C B	-	1.00	355
			23,327

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees and annualized rates were as follows:

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity® Investment Grade Bond Fund
Class A	364,394	asset/account based	.15
Class M	45,949	asset/account based	.15
Class C	34,067	asset/account based	.17
Fidelity® Investment Grade Bond Fund	6,292,020	asset-based	.10
Class I	4,176,764	asset/account based	.15
Class Z	1,162,997	asset-based	.05

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity® Investment Grade Bond Fund	0.07%

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Investment Grade Bond Fund	$8,471

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Investment Grade Bond Fund	10,291	-	-

  8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable: interest, certain taxes, fees and expenses of the independent Trustees, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Investment Grade Bond Fund
Class Z	0.36	December 31, 2027	932,174

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Investment Grade Bond Fund	13,555

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Investment Grade Bond Fund
Class A	8,744,659	7,924,348
Class M	1,127,336	1,171,863
Class C	573,683	706,648
Fidelity® Investment Grade Bond Fund	244,994,477	230,326,294
Class I	106,765,480	87,075,848
Class Z	92,656,775	84,337,905
Total	454,862,410	411,542,906

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Investment Grade Bond Fund
Class A
Shares sold	8,662,404	12,279,483	62,967,142	88,299,779
Reinvestment of distributions	1,166,374	1,063,061	8,463,127	7,658,145
Shares redeemed	(9,630,556)	(8,166,694)	(69,899,037)	(58,643,771)
Net increase (decrease)	198,222	5,175,850	1,531,232	37,314,153
Class M
Shares sold	628,595	1,015,837	4,582,579	7,316,673
Reinvestment of distributions	151,960	159,317	1,103,597	1,148,344
Shares redeemed	(1,446,760)	(879,456)	(10,495,187)	(6,318,003)
Net increase (decrease)	(666,205)	295,698	(4,809,011)	2,147,014
Class C
Shares sold	398,023	840,828	2,902,021	6,068,799
Reinvestment of distributions	72,079	89,680	523,926	646,747
Shares redeemed	(986,563)	(1,490,742)	(7,169,555)	(10,707,908)
Net increase (decrease)	(516,461)	(560,234)	(3,743,608)	(3,992,362)
Fidelity® Investment Grade Bond Fund
Shares sold	290,534,024	268,782,506	2,113,475,178	1,935,413,559
Reinvestment of distributions	24,901,563	25,648,116	180,752,251	184,916,107
Shares redeemed	(271,070,609)	(312,643,356)	(1,961,694,397)	(2,248,588,652)
Net increase (decrease)	44,364,978	(18,212,734)	332,533,032	(128,258,986)
Class I
Shares sold	251,260,907	132,208,719	1,825,496,975	952,652,400
Reinvestment of distributions	13,885,303	11,254,680	100,837,700	81,235,861
Shares redeemed	(135,179,870)	(117,503,044)	(983,353,662)	(843,878,502)
Net increase (decrease)	129,966,340	25,960,355	942,981,013	190,009,759
Class Z
Shares sold	149,529,726	124,087,143	1,090,734,879	895,157,831
Reinvestment of distributions	5,836,363	5,306,021	42,458,032	38,369,195
Shares redeemed	(125,712,561)	(166,602,214)	(913,812,998)	(1,204,980,384)
Net increase (decrease)	29,653,528	(37,209,050)	219,379,913	(271,453,358)

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Investment Grade Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Investment Grade Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 45.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $366,538,293 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $454,444,339 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703610.129
IGB-ANN-1026
Fidelity® Tactical Bond Fund

Annual Report
August 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Tactical Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 5.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)	81,450	80,839
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)	44,645	44,512
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		125,351
UNITED STATES - 4.9%
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	238,125	208,533
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	923,875	838,421
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (c)	222,249	219,837
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (c)	237,431	230,313
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)	478,750	441,533
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	27,510	27,115
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	52,073	52,161
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	31,440	31,393
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	42,248	40,242
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	43,230	42,252
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	24,563	23,784
TOTAL UNITED STATES		2,155,584
TOTAL ASSET-BACKED SECURITIES (Cost $2,299,973)		2,280,935

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
BX 2019 Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(c)	52,000	47,016
BX 2025-DIME Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.1392% 2/15/2035 (b)(c)(e)	145,000	144,275
BX 2025-DIME Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 5.3892% 2/15/2035 (b)(c)(e)	94,000	94,000
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (b)(c)(e)	89,883	89,995
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9292% 4/15/2037 (b)(c)(d)(e)	188,999	189,176
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4782% 4/15/2037 (b)(c)(e)	7,000	7,013
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4331% 5/15/2039 (b)(c)(e)	100,000	87,375
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7323% 5/15/2039 (b)(c)(e)	100,000	80,375
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.1811% 5/15/2039 (b)(c)(d)(e)	100,000	64,875
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)	100,000	83,493
TOTAL UNITED STATES		887,593
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $951,736)		887,593

Fixed-Income Funds - 33.8%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (g)	49,358	4,680,146
Fidelity High Income Central Fund (g)	42,781	4,668,272
Fidelity International Credit Central Fund (g)	55,443	4,605,683
Fidelity Real Estate High Income Fund (f)	121,596	887,653
TOTAL FIXED-INCOME FUNDS (Cost $14,955,189)		14,841,754

Foreign Government and Government Agency Obligations - 2.9%
		Principal Amount (a)	Value ($)
BRAZIL - 1.3%
Brazilian Federative Republic 10% 1/1/2029	BRL	1,000,000	178,859
Brazilian Federative Republic 10% 1/1/2033	BRL	1,700,000	269,592
Federative Republic of Brazil 7.250% 1/12/2056		121,000	116,281
TOTAL BRAZIL			564,732
COLOMBIA - 0.5%
Colombian Republic 6.125% 1/21/2031		200,000	200,321
DOMINICAN REPUBLIC - 1.1%
Dominican Republic 4.875% 9/23/2032 (c)		270,000	253,868
Dominican Republic 5.5% 2/22/2029 (c)		250,000	250,040
TOTAL DOMINICAN REPUBLIC			503,908
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,309,708)			1,268,961

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
Illinois - 0.1%
General Obligations - 0.1%
Chicago IL Brd Ed 6.319% 11/1/2029	60,000	58,780
Massachusetts - 0.1%
Health Care - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Medicine Proj.) Series 2025 G, 6.625% 10/1/2030	52,000	52,948
TOTAL MUNICIPAL SECURITIES (Cost $112,732)		111,728

Non-Convertible Corporate Bonds - 9.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Cimic Finance Ltd 6% 4/22/2036 (c)	29,000	28,321
GUATEMALA - 0.8%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA 4.5% 4/27/2031 (c)	310,000	289,154
Millicom International Cellular SA 6.25% 3/25/2029 (c)	72,000	71,909

TOTAL GUATEMALA		361,063
ISRAEL - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	204,627
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	203,051

TOTAL ISRAEL		407,678
MEXICO - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Petroleos Mexicanos 7.69% 1/23/2050	650,000	592,703
UNITED STATES - 6.8%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.1%
HUT 8 DC LLC 6.192% 11/15/2042 (c)	24,000	23,309
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (c)	11,000	10,842
		34,151
Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	115,000	81,820
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	135,000	104,408
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	130,000	95,531
Charter Communications Operating LLC / Charter Communications Operating Capital 6.95% 8/15/2036	110,000	110,217
Sirius XM Radio LLC 4.125% 7/1/2030 (c)	140,000	131,759
		523,735
TOTAL COMMUNICATION SERVICES		557,886
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)	4,000	4,115
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	12,000	12,389
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	3,000	3,089
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	6,000	6,156
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)	4,000	4,161
MPLX LP 5% 3/1/2033	100,000	97,799
MPLX LP 5.65% 3/1/2053	100,000	90,202
Targa Resources Corp 4.2% 2/1/2033	130,000	121,476
Targa Resources Corp 4.95% 4/15/2052	130,000	106,974
TOTAL ENERGY		446,361
Financials - 0.7%
Banks - 0.6%
Bank of America Corp 2.299% 7/21/2032 (b)	280,000	244,717
Consumer Finance - 0.1%
Capital One Financial Corp 5.468% 2/1/2029 (b)	18,000	18,155
Capital One Financial Corp 7.624% 10/30/2031 (b)	32,000	34,686
		52,841
Financial Services - 0.0%
Corebridge Financial Inc 3.9% 4/5/2032	9,000	8,329
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,646
Corebridge Financial Inc 6.05% 9/15/2033	6,000	6,153
		16,128
TOTAL FINANCIALS		313,686
Health Care - 1.5%
Health Care Providers & Services - 1.5%
Centene Corp 4.625% 12/15/2029	120,000	116,981
Prime Healthcare Foundation Inc 7% 12/1/2027	294,000	300,427
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	250,000	249,805
TOTAL HEALTH CARE		667,213
Industrials - 0.2%
Aerospace & Defense - 0.2%
Boeing Co 6.259% 5/1/2027	9,000	9,096
Boeing Co 6.298% 5/1/2029	12,000	12,398
Boeing Co 6.388% 5/1/2031	9,000	9,440
Boeing Co 6.528% 5/1/2034	10,000	10,669
Boeing Co 6.858% 5/1/2054	14,000	14,997
Boeing Co 7.008% 5/1/2064	14,000	15,116
TOTAL INDUSTRIALS		71,716
Information Technology - 0.1%
Software - 0.1%
Oracle Corp 4.375% 5/15/2055	52,000	32,808
Materials - 0.6%
Chemicals - 0.6%
Celanese US Holdings LLC 6.5% 4/15/2030	140,000	142,657
Celanese US Holdings LLC 6.75% 4/15/2033	140,000	142,510
TOTAL MATERIALS		285,167
Real Estate - 0.7%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 6.875% 7/15/2029	21,000	21,799
Piedmont Operating Partnership LP 9.25% 7/20/2028	39,000	41,646
		63,445
Health Care REITs - 0.1%
National Health Investors Inc 5.35% 2/1/2033	30,000	29,241
Office REITs - 0.4%
Highwoods Realty LP 7.65% 2/1/2034	89,000	97,681
Kilroy Realty LP 5.875% 10/15/2035	68,000	65,697
		163,378
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 8.875% 4/12/2029	21,000	22,179
Residential REITs - 0.0%
American Homes 4 Rent LP 3.625% 4/15/2032	8,000	7,306
American Homes 4 Rent LP 4.3% 4/15/2052	6,000	4,505
		11,811
TOTAL REAL ESTATE		290,054
Utilities - 0.7%
Electric Utilities - 0.6%
DPL LLC/Ohio 4.35% 4/15/2029	270,000	261,974
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 5.75% 7/15/2033	24,000	23,725
Multi-Utilities - 0.0%
Puget Energy Inc 4.224% 3/15/2032	15,000	14,205
TOTAL UTILITIES		299,904
TOTAL UNITED STATES		2,964,795
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,324,706)		4,354,560

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
CANADA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Enbridge Inc 5.75% 7/15/2080 (b) (Cost $267,257)	250,000	250,998

U.S. Treasury Obligations - 44.4%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	5,488,000	4,578,193
US Treasury Bonds 4.25% 8/15/2054	4.79 to 4.98	1,359,400	1,157,561
US Treasury Bonds 4.75% 2/15/2056	5.00 to 5.26	2,080,000	1,925,950
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.91	311,000	287,614
US Treasury Bonds 5.125% 8/15/2056	5.25	190,000	186,764
US Treasury Notes 3.875% 8/15/2033	4.59 to 4.77	1,586,000	1,516,117
US Treasury Notes 4% 1/31/2033	4.25	1,749,000	1,692,158
US Treasury Notes 4.125% 2/15/2036	4.48 to 4.61	971,000	926,243
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.14	1,720,000	1,662,017
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.53	5,377,000	5,280,382
US Treasury Notes 4.625% 2/15/2035	4.41	300,000	298,559
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,462,552)			19,511,558

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $470,739)	3.69	470,653	470,747

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $45,154,592)	43,978,834
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(35,968)
NET ASSETS - 100.0%	43,942,866

Currency Abbreviations
BRL	-	Brazilian Real

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,257,640 or 9.7% of net assets.

(d)	Level 3 security.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Affiliated fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	445,263	12,006,309	11,980,787	70,513	(46)	8	470,747	470,653
Fidelity Floating Rate Central Fund	5,980,239	358,108	1,601,823	356,285	(50,788)	(5,590)	4,680,146	49,358
Fidelity High Income Central Fund	5,473,893	336,425	1,100,000	336,425	3,175	(45,221)	4,668,272	42,781
Fidelity International Credit Central Fund	5,710,837	197,030	1,300,000	197,031	(204,625)	202,441	4,605,683	55,443
Fidelity Real Estate High Income Fund	-	890,072	-	10,072	-	(2,419)	887,653	121,596
	17,610,232	13,787,944	15,982,610	970,326	(252,284)	149,219	15,312,501

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,280,935	-	2,280,935	-

Commercial Mortgage Securities	887,593	-	633,542	254,051

Fixed-Income Funds	14,841,754	14,841,754	-	-

Foreign Government and Government Agency Obligations	1,268,961	-	1,268,961	-

Municipal Securities
General Obligations	58,780	-	58,780	-
Health Care	52,948	-	52,948	-

Non-Convertible Corporate Bonds
Communication Services	918,949	-	918,949	-
Energy	1,039,064	-	1,039,064	-
Financials	342,007	-	342,007	-
Health Care	1,074,891	-	1,074,891	-
Industrials	71,716	-	71,716	-
Information Technology	32,808	-	32,808	-
Materials	285,167	-	285,167	-
Real Estate	290,054	-	290,054	-
Utilities	299,904	-	299,904	-

Preferred Securities
Energy	250,998	-	250,998	-

U.S. Treasury Obligations	19,511,558	-	19,511,558	-

Money Market Funds	470,747	470,747	-	-
Total Investments in Securities:	43,978,834	15,312,501	28,412,282	254,051
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$28,666,333
Investments in securities, at value - affiliated issuers	15,312,501
Cash	1
Foreign currency held at value	6
Receivable for fund shares sold	87,358
Dividends receivable	2,511
Interest receivable	207,305
Distributions receivable from affiliated funds	59,682
Prepaid expenses	43
Receivable from investment adviser for expense reductions	6,889
Total assets	44,342,629
Liabilities
Payable for investments purchased	247,413
Payable for fund shares redeemed	2,440
Distributions payable	37,130
Accrued management fee	23,084
Distribution and service plan fees payable	4,120
Audit fee payable	84,639
Other payables and accrued expenses	937
Total liabilities	399,763
Net Assets	$43,942,866
Net assets consist of:
Paid in capital	47,834,370
Total accumulated earnings (loss)	(3,891,504)
Net Assets	$43,942,866

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($5,010,070/575,289 shares) a	$8.71
Maximum offering price per share (100/96.00 of $8.71)	$9.07
Class M
Net Asset Value and redemption price per share ($2,956,014/339,432 shares) a	$8.71
Maximum offering price per share (100/96.00 of $8.71)	$9.07
Class C
Net Asset Value and offering price per share ($2,946,170/338,330 shares) a	$8.71
Fidelity® Tactical Bond Fund
Net Asset Value, offering price and redemption price per share ($15,225,055/1,748,188 shares)	$8.71
Class I
Net Asset Value, offering price and redemption price per share ($3,100,633/356,050 shares)	$8.71
Class Z
Net Asset Value, offering price and redemption price per share ($14,704,924/1,688,337 shares)	$8.71

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	29,728,664
Affiliated issuers, cost	15,425,928
Foreign currency holdings, cost	5
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$14,374
Dividends - affiliated issuers	970,326
Interest	1,464,766
Total investment income	2,449,466
Expenses
Management fee	286,319
Distribution and service plan fees	49,340
Custodian fees and expenses	1,654
Independent trustees' fees and expenses	97
Registration fees	89,174
Audit	95,788
Legal	31
Commitment fee	52
Miscellaneous	110
Total expenses	522,565
Expense reductions	(177,484)
Total expenses after reductions	345,081
Net investment income (loss)	2,104,385
Net realized gain (loss)
Investments - unaffiliated issuers	(7,868)
Investments - affiliated issuers	(252,284)
Forward foreign currency contracts	(3,058)
Foreign currency transactions	(33,300)
Net realized gain (loss)	(296,510)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(846,472)
Investments - affiliated issuers	149,219
Assets and liabilities in foreign currencies	(187)
Total change in net unrealized appreciation (depreciation)	(697,440)
Net gain (loss)	(993,950)
Net increase (decrease) in net assets resulting from operations	$1,110,435

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,104,385	$2,494,538
Net realized gain (loss)	(296,510)	(601,081)
Change in net unrealized appreciation (depreciation)	(697,440)	(224,031)
Net increase (decrease) in net assets resulting from operations	$1,110,435	$1,669,426
Distributions to shareholders
Distributions to shareholders	(2,019,256)	(2,367,163)
Total distributions	(2,019,256)	(2,367,163)
Net increase (decrease) in net assets resulting from share transactions	(1,569,917)	(9,594,307)
Total increase (decrease) in net assets	(2,478,738)	(10,292,044)
Net Assets
Beginning of period	46,421,604	56,713,648
End of period	$43,942,866	$46,421,604
Financial Highlights
Fidelity Advisor® Tactical Bond Fund Class A

Years ended August 31,	2026	2025	2024	2023	2022 A
Selected Per Share Data
Net asset value, beginning of period	$8.90	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.41	.39	.41	.43	.14
Net realized and unrealized gain (loss)	(.21)	(.12)	.23	(.41)	(.88)
Total from investment operations	.20	.27	.64	.02	(.74)
Distributions
Distributions from net investment income	(.39)	(.37)	(.38)	(.43)	(.11)
Total distributions	(.39)	(.37)	(.38)	(.43)	(.11)
Net asset value, end of period	$8.71	$8.90	$9.00	$8.74	$9.15
Total Return D, E, F	2.25%	3.15%	7.59%	.25%	(7.43)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	1.35%	1.28%	1.33%	1.65%	1.97% I
Ratio of expenses to average net assets net of fee waivers, if any	.95%	.95%	.95%	.95%	1.00% I
Ratio of expenses to average net assets net of all reductions, if any	.95%	.95%	.95%	.95%	1.00% I
Ratio of net investment income (loss) to average net assets	4.56%	4.48%	4.72%	4.87%	2.73% I
Net assets, end of period	$5,010,070	$4,457,886	$4,016,102	$3,702,625	$2,432,187
Portfolio turnover rate J	28%	30%	32%	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class M

Years ended August 31,	2026	2025	2024	2023	2022 A
Selected Per Share Data
Net asset value, beginning of period	$8.90	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.41	.39	.41	.43	.14
Net realized and unrealized gain (loss)	(.21)	(.12)	.23	(.41)	(.88)
Total from investment operations	.20	.27	.64	.02	(.74)
Distributions
Distributions from net investment income	(.39)	(.37)	(.38)	(.43)	(.11)
Total distributions	(.39)	(.37)	(.38)	(.43)	(.11)
Net asset value, end of period	$8.71	$8.90	$9.00	$8.74	$9.15
Total Return D, E, F	2.25%	3.15%	7.60%	.26%	(7.43)%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	1.38%	1.31%	1.36%	1.71%	1.97% I
Ratio of expenses to average net assets net of fee waivers, if any	.95%	.95%	.95%	.95%	1.00% I
Ratio of expenses to average net assets net of all reductions, if any	.95%	.95%	.95%	.95%	1.00% I
Ratio of net investment income (loss) to average net assets	4.57%	4.48%	4.72%	4.87%	2.73% I
Net assets, end of period	$2,956,014	$2,846,949	$2,738,508	$2,591,783	$2,510,653
Portfolio turnover rate J	28%	30%	32%	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class C

Years ended August 31,	2026	2025	2024	2023	2022 A
Selected Per Share Data
Net asset value, beginning of period	$8.89	$9.00	$8.74	$9.14	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.34	.33	.35	.37	.10
Net realized and unrealized gain (loss)	(.20)	(.13)	.23	(.41)	(.89)
Total from investment operations	.14	.20	.58	(.04)	(.79)
Distributions
Distributions from net investment income	(.32)	(.31)	(.32)	(.36)	(.07)
Total distributions	(.32)	(.31)	(.32)	(.36)	(.07)
Net asset value, end of period	$8.71	$8.89	$9.00	$8.74	$9.14
Total Return D, E, F	1.60%	2.27%	6.79%	(.38)%	(7.90)%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	2.13%	2.06%	2.11%	2.46%	2.71% I
Ratio of expenses to average net assets net of fee waivers, if any	1.70%	1.70%	1.70%	1.70%	1.75% I
Ratio of expenses to average net assets net of all reductions, if any	1.70%	1.70%	1.70%	1.70%	1.75% I
Ratio of net investment income (loss) to average net assets	3.82%	3.73%	3.97%	4.12%	1.98% I
Net assets, end of period	$2,946,170	$2,922,235	$2,549,899	$2,361,755	$2,343,850
Portfolio turnover rate J	28%	30%	32%	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Tactical Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022 A
Selected Per Share Data
Net asset value, beginning of period	$8.90	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.43	.42	.43	.45	.16
Net realized and unrealized gain (loss)	(.21)	(.12)	.24	(.41)	(.89)
Total from investment operations	.22	.30	.67	.04	(.73)
Distributions
Distributions from net investment income	(.41)	(.40)	(.41)	(.45)	(.12)
Total distributions	(.41)	(.40)	(.41)	(.45)	(.12)
Net asset value, end of period	$8.71	$8.90	$9.00	$8.74	$9.15
Total Return D, E	2.51%	3.41%	7.86%	.51%	(7.30)%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	1.05%	.98%	.99%	1.36%	1.63% H
Ratio of expenses to average net assets net of fee waivers, if any	.70%	.70%	.70%	.70%	.75% H
Ratio of expenses to average net assets net of all reductions, if any	.70%	.70%	.70%	.70%	.75% H
Ratio of net investment income (loss) to average net assets	4.83%	4.73%	4.97%	5.12%	2.98% H
Net assets, end of period	$15,225,055	$17,434,248	$24,960,117	$17,403,050	$16,047,799
Portfolio turnover rate I	28%	30%	32%	39%	96% H

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class I

Years ended August 31,	2026	2025	2024	2023	2022 A
Selected Per Share Data
Net asset value, beginning of period	$8.89	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.43	.42	.43	.45	.16
Net realized and unrealized gain (loss)	(.20)	(.13)	.24	(.41)	(.89)
Total from investment operations	.23	.29	.67	.04	(.73)
Distributions
Distributions from net investment income	(.41)	(.40)	(.41)	(.45)	(.12)
Total distributions	(.41)	(.40)	(.41)	(.45)	(.12)
Net asset value, end of period	$8.71	$8.89	$9.00	$8.74	$9.15
Total Return D, E	2.62%	3.30%	7.86%	.50%	(7.30)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	1.13%	1.10%	1.11%	1.30%	1.64% H
Ratio of expenses to average net assets net of fee waivers, if any	.70%	.70%	.70%	.70%	.75% H
Ratio of expenses to average net assets net of all reductions, if any	.70%	.70%	.70%	.70%	.75% H
Ratio of net investment income (loss) to average net assets	4.84%	4.73%	4.97%	5.12%	2.98% H
Net assets, end of period	$3,100,633	$3,403,568	$8,346,327	$7,397,840	$2,923,543
Portfolio turnover rate I	28%	30%	32%	39%	96% H

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class Z

Years ended August 31,	2026	2025	2024	2023	2022 A
Selected Per Share Data
Net asset value, beginning of period	$8.90	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.44	.43	.44	.46	.16
Net realized and unrealized gain (loss)	(.21)	(.13)	.23	(.41)	(.88)
Total from investment operations	.23	.30	.67	.05	(.72)
Distributions
Distributions from net investment income	(.42)	(.40)	(.41)	(.46)	(.13)
Total distributions	(.42)	(.40)	(.41)	(.46)	(.13)
Net asset value, end of period	$8.71	$8.90	$9.00	$8.74	$9.15
Total Return D, E	2.60%	3.50%	7.95%	.59%	(7.25)%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	1.03%	.96%	1.00%	1.29%	1.62% H
Ratio of expenses to average net assets net of fee waivers, if any	.61%	.61%	.61%	.61%	.66% H
Ratio of expenses to average net assets net of all reductions, if any	.61%	.61%	.61%	.61%	.66% H
Ratio of net investment income (loss) to average net assets	4.91%	4.82%	5.06%	5.21%	3.07% H
Net assets, end of period	$14,704,924	$15,356,718	$14,102,695	$6,265,132	$2,619,578
Portfolio turnover rate I	28%	30%	32%	39%	96% H

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Tactical Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Tactical Bond Fund	Class A, Class M, Class C, Fidelity® Tactical Bond Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, foreign currency transactions, market discount, losses deferred due to offsetting positions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Tactical Bond Fund	45,044,848	603,811	(1,669,886)	(1,066,075)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Tactical Bond Fund	151,038	(2,976,383)	(1,066,159)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Tactical Bond Fund	(1,523,470)	(1,452,913)	(2,976,383)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Tactical Bond Fund	2,019,256	2,019,256

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Tactical Bond Fund	2,367,163	2,367,163

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Tactical Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	-	-	(3,058)	-
Total Foreign Exchange Risk	-	-	(3,058)	-

Totals	-	-	(3,058)	-

Value of Derivative Assets/Liabilities Legend
For forward foreign currency contracts, gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Tactical Bond Fund	3,335,130	7,003,962

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® Tactical Bond Fund
Class A	0.68
Class M	0.71
Class C	0.71
Fidelity® Tactical Bond Fund	0.63
Class I	0.71
Class Z	0.61

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® Tactical Bond Fund
Class A	0.68
Class M	0.71
Class C	0.71
Fidelity® Tactical Bond Fund	0.63
Class I	0.71
Class Z	0.61

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Tactical Bond Fund
Class A	-	.25	12,109	7,741
Class M	-	.25	7,320	6,574
Class C	.75	.25	29,911	26,206
			49,340	40,521

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Tactical Bond Fund
Class A A	4.00	.75	582
Class M A	4.00	.25	-
Class C B	-	1.00	14
			596

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Expense Reductions.
The investment adviser has contractually agreed to waive management fee with respect to the portion of assets invested in Fidelity Real Estate High Income Fund. During the period, this waiver reduced management fee as presented in the table below.

	Expiration Date	Waiver ($)
Fidelity® Tactical Bond Fund	December 31, 2027	1,396

The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Tactical Bond Fund
Class A	0.95	December 31, 2027	19,335
Class M	0.95	December 31, 2027	12,619
Class C	1.70	December 31, 2027	12,917
Fidelity® Tactical Bond Fund	0.70	December 31, 2027	55,302
Class I	0.70	December 31, 2027	13,968
Class Z	0.61	December 31, 2027	61,634

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Tactical Bond Fund	313

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Tactical Bond Fund
Class A	212,256	171,603
Class M	128,353	115,824
Class C	108,722	96,075
Fidelity® Tactical Bond Fund	724,619	1,043,377
Class I	149,568	265,577
Class Z	695,738	674,707
Total	2,019,256	2,367,163

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Tactical Bond Fund
Class A
Shares sold	129,745	98,102	1,158,858	864,142
Reinvestment of distributions	23,854	19,421	212,057	171,415
Shares redeemed	(79,470)	(62,722)	(709,290)	(553,101)
Net increase (decrease)	74,129	54,801	661,625	482,456
Class M
Shares sold	6,646	38,161	58,934	335,048
Reinvestment of distributions	14,432	13,081	128,331	115,460
Shares redeemed	(1,705)	(35,548)	(15,112)	(314,637)
Net increase (decrease)	19,373	15,694	172,153	135,871
Class C
Shares sold	8,863	34,576	79,335	308,337
Reinvestment of distributions	12,225	10,893	108,710	96,074
Shares redeemed	(11,308)	(346)	(100,226)	(3,048)
Net increase (decrease)	9,780	45,123	87,819	401,363
Fidelity® Tactical Bond Fund
Shares sold	287,082	337,045	2,554,962	2,980,840
Reinvestment of distributions	72,932	96,491	648,695	851,712
Shares redeemed	(571,737)	(1,247,608)	(5,103,855)	(11,037,665)
Net increase (decrease)	(211,723)	(814,072)	(1,900,198)	(7,205,113)
Class I
Shares sold	13,192	96,529	118,761	848,119
Reinvestment of distributions	16,604	30,043	147,705	265,172
Shares redeemed	(56,392)	(671,528)	(504,746)	(5,926,747)
Net increase (decrease)	(26,596)	(544,956)	(238,280)	(4,813,456)
Class Z
Shares sold	338,003	395,037	2,999,235	3,475,465
Reinvestment of distributions	31,698	34,603	281,828	305,416
Shares redeemed	(407,583)	(270,646)	(3,634,099)	(2,376,309)
Net increase (decrease)	(37,882)	158,994	(353,036)	1,404,572

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity ® Tactical Bond Fund	46
  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Tactical Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period then ended and for the period from February 10, 2022 (commencement of operations) through August 31, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from February 10, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 14, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 36.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,825,199 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $2,019,256 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904496.104
TBF-ANN-1026
Fidelity® SAI Low Duration Bond Fund

Annual Report
August 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Low Duration Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 16.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 1/20/2037 (b)(c)(d)	10,576,000	10,576,000
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (b)(c)(d)	7,100,000	7,103,748
TOTAL BAILIWICK OF JERSEY		17,679,748
GRAND CAYMAN (UK OVERSEAS TER) - 3.8%
Bain Capital Credit CLO Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.7637% 10/21/2034 (b)(c)(d)	7,000,000	7,006,027
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7992% 7/18/2034 (b)(c)(d)	8,000,000	8,009,136
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class XRR, CME Term SOFR 3 month Index + 0.95%, 4.7602% 1/25/2038 (b)(c)(d)	3,477,895	3,479,220
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (b)(c)(d)	6,693,000	6,698,749
Dryden 95 CLO Ltd Series 2025-95A Class AR, CME Term SOFR 3 month Index + 1.04%, 4.7732% 8/20/2034 (b)(c)(d)	9,500,000	9,505,102
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (b)(c)(d)	9,514,000	9,514,828
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (b)(c)(d)	9,400,000	9,400,000
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8132% 10/22/2034 (b)(c)(d)	3,240,000	3,244,491
Magnetite XXI Ltd Series 2026-21A Class AR2, CME Term SOFR 3 month Index + 0.98%, 4.7092% 4/20/2034 (b)(c)(d)	7,259,754	7,262,281
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.0029% 7/15/2036 (b)(c)(d)	11,992,000	12,001,426
Octagon 56 Ltd Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.8029% 10/15/2034 (b)(c)(d)	5,000,000	5,005,500
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (b)(c)(d)	14,813,000	14,821,043
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (b)(c)(d)	10,968,173	10,971,200
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.5406% 2/15/2033 (b)(c)(d)	816,652	815,930
RAD CLO Ltd Series 2025-21A Class A1R, CME Term SOFR 3 month Index + 1.07%, 4.8802% 1/25/2037 (b)(c)(d)	4,700,000	4,700,207
Sixth Street CLO VIII Ltd Series 2024-8A Class A1R2, CME Term SOFR 3 month Index + 1.15%, 4.8792% 10/20/2034 (b)(c)(d)	3,000,000	3,004,563
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2035 (b)(c)(d)	3,911,000	3,911,911
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		119,351,614
UNITED STATES - 12.1%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	2,626,901	2,627,583
Affirm Asset Securitization Trust Series 2026-X1 Class A, 4.27% 4/15/2031 (b)	4,750,886	4,749,147
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	2,691,011	2,690,767
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	291,844	292,710
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	6,670,000	6,632,220
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	51,371	51,374
Autonation Finance Trust Series 2026-N1A Class A2, 4.48% 2/15/2029 (b)	5,255,000	5,250,274
Auxilior Term Funding LLC Series 2026-1A Class A2, 4.64% 2/15/2029 (b)	8,360,000	8,362,842
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	3,806,537	3,801,912
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	4,483,031	4,485,363
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	4,226,794	4,220,741
CarMax Auto Owner Trust Series 2026-2 Class A2A, 4.11% 8/15/2029	4,680,000	4,669,339
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	1,582,547	1,578,578
Carmax Select Receivables Trust Series 2026-B Class A2, 4.35% 4/16/2029	4,090,000	4,088,457
Carvana Auto Receivables Trust Series 2025-P2 Class A2, 4.56% 8/10/2028	1,824,099	1,824,558
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	5,081,329	5,079,931
Carvana Auto Receivables Trust Series 2026-P1 Class A2, 4.1% 6/11/2029	1,992,426	1,989,661
Carvana Auto Receivables Trust Series 2026-P2 Class A2, 4.4% 8/10/2029	7,100,000	7,097,533
Carvana Auto Receivables Trust Series 2026-P3 Class A2, 4.63% 11/12/2029	8,500,000	8,488,813
Chase Auto Owner Trust Series 2024-2A Class A3, 5.52% 6/25/2029 (b)	5,276,712	5,310,457
Chesapeake IV Funding DAC Series 2026-1A Class A2, 4.26% 12/15/2028 (b)	6,260,000	6,250,064
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	1,037,469	1,036,037
DLLAA LLC Series 2026-1A Class A2, 4.42% 5/21/2029 (b)	5,850,000	5,841,788
DLLAD LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	4,744,956	4,745,233
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	9,294,406	9,357,826
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	3,102,000	3,079,128
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	3,553,125	3,534,591
DRVPNK Series 2026-2A Class A2, 4.29% 9/17/2029 (b)	8,500,000	8,491,326
Enterprise Fleet Financing LLC Series 2023-3 Class A3, 6.41% 6/20/2030 (b)	4,670,000	4,741,401
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	2,553,952	2,560,776
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	7,845,030	7,874,099
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	2,701,308	2,703,792
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	4,623,394	4,628,798
Exeter Automobile Receivables Trust Series 2026-3A Class A2, 4.36% 12/15/2028	3,450,000	3,450,755
Exeter Automobile Receivables Trust Series 2026-4A, 4.37% 12/15/2028	484,000	483,805
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	2,796,100	2,797,953
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	3,924,465	3,925,921
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (b)(c)(d)	14,008,000	14,011,684
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (b)(c)(d)	6,300,000	6,296,491
GM Financial Automobile Leasing Trust Series 2024-3 Class A3, 4.21% 10/20/2027	1,984,192	1,984,405
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	1,139,771	1,140,032
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	3,930,852	3,931,104
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	7,310,000	7,341,898
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3865% 3/15/2029 (b)(c)(d)	11,010,000	11,030,267
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	7,380,000	7,388,204
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2365% 3/15/2029 (b)(c)(d)	8,950,000	8,961,525
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	248,080	248,416
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (b)	6,625,000	6,618,490
GreenSky Home Improvement Trust Series 2025-3A Class A1, 4.34% 12/27/2060 (b)	3,626,420	3,623,941
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	2,377,159	2,377,840
Honda Auto Receivables Series 2024-2 Class A3, 5.27% 11/20/2028	6,091,921	6,120,741
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	10,950,000	10,940,392
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	2,347,069	2,348,582
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8092% 7/20/2036 (b)(c)(d)	8,000,000	7,999,952
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	5,566,053	5,572,203
Lasar Series 2026-A Class A2, 4.59% 4/16/2029 (b)	3,050,000	3,049,628
M&T Bank Auto Receivables Trust Series 2026-1A Class A2, 4.33% 7/16/2029 (b)	4,925,000	4,923,357
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	4,072,594	4,077,799
M&T Equipment Notes Series 2026-1A Class A2, 4.56% 3/19/2029 (b)	4,155,000	4,152,750
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	3,649,721	3,653,595
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	2,045,366	2,047,021
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	996,841	999,357
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (b)	814,156	814,417
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	2,081,091	2,084,040
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (b)	975,800	974,818
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (b)	1,450,000	1,448,885
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	253,924	254,124
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	2,010,802	2,011,926
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	2,661,197	2,658,256
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	2,156,382	2,157,476
SFS Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	2,786,214	2,784,910
SFS Auto Receivables Securitization Trust Series 2026-2A Class A2A, 4.27% 10/22/2029 (b)	5,800,000	5,791,098
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	7,564,137	7,564,125
SoFi Consumer Loan Program Series 2026-3 Class A, 4.46% 6/25/2035 (b)	6,618,872	6,615,494
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (b)	1,533,879	1,533,696
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	7,087,225	7,084,458
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A2A, 4.21% 1/22/2029 (b)	4,598,000	4,585,208
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	472,381	472,549
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	2,383,159	2,383,118
Upgrade Master Pass-Thru Trust Series 2026-ST4 Class A, 4.541% 10/15/2035 (b)	376,000	375,780
USAA Auto Owner Trust Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	2,934,555	2,935,590
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	2,592,308	2,590,744
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	2,450,307	2,463,159
Wheels Fleet Lease Funding LLC Series 2024-1A Class A2, 4.4688% 2/18/2039 (b)(d)	4,285,536	4,292,386
Wheels Fleet Lease Funding LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 4.6388% 6/21/2039 (b)(c)(d)	4,816,611	4,837,687
Wheels Fleet Lease Funding LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	2,679,570	2,686,641
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0.67%, 4.3088% 1/18/2040 (b)(c)(d)	8,625,436	8,640,705
WOART Series 2025-B Class A2A, 4.38% 8/15/2028	2,608,268	2,609,464
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	6,639,248	6,629,847
World Omni Select Auto Trust Series 2026-A Class A2A, 4.52% 7/15/2030	3,670,000	3,664,810
TOTAL UNITED STATES		382,580,638
TOTAL ASSET-BACKED SECURITIES (Cost $519,756,962)		519,612,000

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 4.42% 7/24/2028 (d) (Cost $3,988,750)	4,000,000	3,990,822

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	124,993	124,053
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)	1,761,612	1,727,035
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (b)(d)	713,927	697,668
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (b)(d)	1,357,253	1,330,032
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (b)(d)	470,410	460,767
TOTAL UNITED STATES		4,339,555
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,325,576)		4,339,555

Commercial Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (b)(c)(d)	6,345,000	6,376,725
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (b)(c)(d)	648,000	648,810
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	300,302	299,104
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (b)(c)(d)	5,459,000	5,462,398
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (b)(c)(d)(e)	7,458,117	7,444,168
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (b)(c)(d)	1,603,261	1,606,267
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (b)(d)	5,986,757	5,996,111
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (b)(c)(d)	2,568,174	2,573,792
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (b)(d)	2,390,000	2,395,975
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (b)(c)(d)	6,134,582	6,144,167
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (b)(d)	1,990,000	1,994,975
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (b)(d)	2,377,465	2,384,895
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	178,947	178,378
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	6,530	6,517
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	443,284	441,474
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (b)(c)(d)	1,617,000	1,619,021
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	241,547	240,716
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (b)(c)(d)	1,269,000	1,269,000
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (b)(c)(d)	182,973	183,087
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	247,289	246,632
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	134,894	134,505
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (b)(c)(d)	7,707,000	7,668,468
TOTAL UNITED STATES		55,315,185
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $55,171,110)		55,315,185

Non-Convertible Corporate Bonds - 47.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 3.875% 10/27/2027 (b)	3,130,000	3,099,142
Glencore Funding LLC 4% 3/27/2027 (b)	2,600,000	2,593,465
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.3881% 10/1/2026 (b)(c)(d)	9,964,000	9,967,229

TOTAL AUSTRALIA		15,659,836
BELGIUM - 0.3%
Financials - 0.3%
Banks - 0.3%
KBC Group NV 5.796% 1/19/2029 (b)(d)	9,350,000	9,475,085
CANADA - 5.2%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd 3.85% 6/1/2027	9,300,000	9,251,928
Enbridge Inc 3.7% 7/15/2027	3,150,000	3,127,226
Enbridge Inc 5.25% 4/5/2027	2,600,000	2,610,630
TOTAL ENERGY		14,989,784
Financials - 4.7%
Banks - 4.7%
Bank of Montreal 4.547% 6/2/2029 (d)	5,000,000	4,980,708
Bank of Montreal 4.567% 9/10/2027 (d)	11,966,000	11,965,540
Bank of Montreal U.S. SOFR Averages Index + 0.75%, 4.3893% 9/22/2028 (c)(d)	12,200,000	12,215,795
Bank of Nova Scotia/The 4.404% 9/8/2028 (d)	3,900,000	3,888,916
Bank of Nova Scotia/The 4.578% 6/5/2029 (d)	7,100,000	7,068,790
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4019% 9/15/2028 (c)(d)	11,590,000	11,611,769
Canadian Imperial Bank of Commerce 4.723% 6/16/2029 (d)	7,150,000	7,136,858
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.4424% 9/8/2028 (c)(d)	12,200,000	12,225,850
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.2769% 1/27/2027 (b)(c)(d)	12,350,000	12,367,576
National Bank of Canada 4.95% 2/1/2028 (d)	12,221,000	12,240,439
National Bank of Canada U.S. SOFR Index + 0.77%, 4.4113% 1/20/2029 (c)(d)	4,690,000	4,699,939
Royal Bank of Canada 4.652% 7/10/2029 (d)	8,000,000	7,979,580
Royal Bank of Canada 4.715% 3/27/2028 (d)	7,000,000	7,007,352
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3613% 10/18/2027 (c)(d)	12,310,000	12,317,229
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.345% 11/3/2028 (c)(d)	13,000,000	13,024,268
Toronto Dominion Bank 4.98% 4/5/2027	8,400,000	8,428,490
TOTAL FINANCIALS		149,159,099
TOTAL CANADA		164,148,883
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 4.298% 4/1/2028 (b)(d)	12,302,000	12,283,167
Danske Bank A/S 4.662% 3/27/2029 (b)(d)	5,000,000	4,992,060

TOTAL DENMARK		17,275,227
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3406% 3/17/2028 (b)(c)(d)	7,151,000	7,176,643
FRANCE - 1.0%
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	12,480,000	12,378,028
Credit Agricole SA 4.631% 9/11/2028 (b)(d)	2,600,000	2,598,124
Credit Agricole SA 5.23% 1/9/2029 (b)(d)	3,500,000	3,515,702
Credit Agricole SA U.S. SOFR Index + 1.13%, 4.7642% 1/9/2029 (b)(c)(d)	3,100,000	3,116,885
Societe Generale SA 4.857% 7/7/2029 (b)(d)	5,000,000	4,976,566
Societe Generale SA 6.446% 1/10/2029 (b)(d)	5,000,000	5,094,295

TOTAL FRANCE		31,679,600
GERMANY - 2.2%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
BMW US Capital LLC U.S. SOFR Averages Index + 0.64%, 4.2808% 8/4/2028 (b)(c)(d)	9,310,000	9,317,541
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.66%, 4.3048% 8/4/2028 (b)(c)(d)	8,140,000	8,146,618
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.71%, 4.3516% 3/10/2028 (b)(c)(d)	3,110,000	3,114,160
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4181% 4/1/2027 (b)(c)(d)	11,000,000	11,030,707
Volkswagen Group of America Finance LLC 5.3% 3/22/2027 (b)	2,600,000	2,609,531
TOTAL CONSUMER DISCRETIONARY		34,218,557
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	12,480,000	12,418,456
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (d)	12,480,000	12,387,098
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (d)	3,890,000	3,907,165
TOTAL FINANCIALS		28,712,719
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	7,000,000	7,022,648
TOTAL GERMANY		69,953,924
IRELAND - 0.6%
Financials - 0.6%
Banks - 0.1%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(d)	3,933,000	3,924,033
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	9,179,000	9,151,964
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	5,770,000	5,697,983
		14,849,947
TOTAL IRELAND		18,773,980
ITALY - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
ENEL Finance International NV 3.5% 4/6/2028 (b)	1,721,000	1,687,177
JAPAN - 1.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
NTT Finance Corp 4.567% 7/16/2027 (b)	4,138,000	4,138,877
NTT Finance Corp 4.62% 7/16/2028 (b)	5,000,000	4,977,271
NTT Finance Corp 4.741% 3/31/2028 (b)	4,848,000	4,839,093
NTT Finance Corp U.S. SOFR Index + 1.08%, 4.7129% 7/16/2028 (b)(c)(d)	3,110,000	3,129,731
TOTAL COMMUNICATION SERVICES		17,084,972
Financials - 1.2%
Banks - 1.2%
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (d)	2,700,000	2,677,134
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (d)	7,730,000	7,702,109
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (d)	9,500,000	9,523,605
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (d)	8,000,000	8,053,193
Mizuho Financial Group Inc 5.414% 9/13/2028 (d)	8,020,000	8,081,032
TOTAL FINANCIALS		36,037,073
TOTAL JAPAN		53,122,045
NETHERLANDS - 1.7%
Financials - 1.7%
Banks - 1.7%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(d)	2,300,000	2,301,511
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4196% 9/18/2027 (b)(c)(d)	8,500,000	8,508,066
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(d)	888,000	883,071
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(d)	11,900,000	11,903,751
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.0466% 1/14/2028 (c)(d)	10,580,000	10,585,713
ING Groep NV 4.017% 3/28/2028 (d)	9,500,000	9,474,373
ING Groep NV 6.083% 9/11/2027 (d)	9,025,000	9,028,558
TOTAL FINANCIALS		52,685,043
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	2,300,000	2,296,240
TOTAL NETHERLANDS		54,981,283
SWITZERLAND - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
UBS AG/Stamford CT 4.302% 3/16/2029 (d)	2,640,000	2,624,833
UBS AG/Stamford CT U.S. SOFR Index + 0.625%, 4.2646% 8/7/2029 (c)(d)	6,000,000	6,001,800
UBS Group AG 4.751% 5/12/2028 (b)(d)	4,650,000	4,653,030
UBS Group AG 6.327% 12/22/2027 (b)(d)	8,180,000	8,221,723
UBS Group AG 6.442% 8/11/2028 (b)(d)	9,536,000	9,691,693

TOTAL SWITZERLAND		31,193,079
UNITED KINGDOM - 5.4%
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 3.557% 8/15/2027	9,000,000	8,924,225
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	4,000,000	4,048,070
TOTAL CONSUMER STAPLES		12,972,295
Financials - 4.6%
Banks - 4.1%
Barclays PLC 2.279% 11/24/2027 (d)	12,500,000	12,435,986
Barclays PLC 5.501% 8/9/2028 (d)	5,870,000	5,911,228
Barclays PLC 5.674% 3/12/2028 (d)	4,430,000	4,457,429
Barclays PLC 6.496% 9/13/2027 (d)	2,000,000	2,001,341
Barclays PLC 7.385% 11/2/2028 (d)	5,000,000	5,140,917
HSBC Holdings PLC 2.251% 11/22/2027 (d)	5,873,000	5,840,811
HSBC Holdings PLC 5.21% 8/11/2028 (d)	12,370,000	12,430,031
HSBC Holdings PLC 7.39% 11/3/2028 (d)	8,000,000	8,243,699
Lloyds Banking Group PLC 3.75% 3/18/2028 (d)	9,100,000	9,068,611
Lloyds Banking Group PLC 5.462% 1/5/2028 (d)	8,700,000	8,727,520
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)	7,010,000	7,123,225
NatWest Group PLC 3.073% 5/22/2028 (d)	9,750,000	9,642,717
NatWest Group PLC 5.516% 9/30/2028 (d)	5,600,000	5,651,286
NatWest Group PLC 5.583% 3/1/2028 (d)	9,109,000	9,154,885
Standard Chartered Bank/New York 4.718% 5/28/2029 (d)	5,000,000	4,980,904
Standard Chartered PLC 2.608% 1/12/2028 (b)(d)	9,306,000	9,238,370
Standard Chartered PLC 7.767% 11/16/2028 (b)(d)	7,500,000	7,755,117
		127,804,077
Financial Services - 0.5%
Nationwide Building Society 2.972% 2/16/2028 (b)(d)	5,934,000	5,889,814
Nationwide Building Society 4.302% 3/8/2029 (b)(d)	7,000,000	6,950,368
Nationwide Building Society 6.557% 10/18/2027 (b)(d)	3,738,000	3,747,962
		16,588,144
TOTAL FINANCIALS		144,392,221
Health Care - 0.4%
Pharmaceuticals - 0.4%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1416% 3/12/2027 (c)(d)	11,760,000	11,775,406
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (b)	2,750,000	2,775,112
TOTAL UNITED KINGDOM		171,915,034
UNITED STATES - 27.5%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.4%
AT&T Inc U.S. SOFR Index + 0.65%, 4.2911% 8/10/2028 (c)(d)	10,820,000	10,857,881
Interactive Media & Services - 0.2%
Alphabet Inc U.S. SOFR Averages Index + 0.44%, 4.0792% 8/10/2028 (c)(d)	5,450,000	5,458,279
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.75% 4/15/2027	4,670,000	4,651,086
TOTAL COMMUNICATION SERVICES		20,967,246
Consumer Discretionary - 2.1%
Automobiles - 1.5%
American Honda Finance Corp 4.55% 4/10/2028	1,184,000	1,180,078
Ford Motor Co 4.346% 12/8/2026	8,778,000	8,770,921
General Motors Financial Co Inc 5% 4/9/2027	3,080,000	3,088,852
General Motors Financial Co Inc 6% 1/9/2028	7,500,000	7,608,072
Hyundai Capital America 4.3% 9/24/2027 (b)	4,150,000	4,132,793
Hyundai Capital America 4.5% 6/16/2028 (b)	3,623,000	3,602,503
Hyundai Capital America 4.6% 4/6/2028 (b)	5,000,000	4,981,914
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.7591% 6/23/2027 (b)(c)(d)	11,630,000	11,680,986
		45,046,119
Broadline Retail - 0.1%
Amazon.com Inc 4.0819% 3/13/2028 (d)	4,160,000	4,162,305
Leisure Products - 0.5%
Mattel Inc 5.875% 12/15/2027 (b)	16,950,000	16,950,107
TOTAL CONSUMER DISCRETIONARY		66,158,531
Consumer Staples - 1.1%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.2211% 11/15/2026 (c)(d)	10,324,000	10,328,987
Consumer Staples Distribution & Retail - 0.3%
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0767% 4/28/2027 (c)(d)	10,083,000	10,098,960
Tobacco - 0.5%
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.3069% 10/27/2028 (c)(d)	13,237,000	13,259,062
TOTAL CONSUMER STAPLES		33,687,009
Energy - 0.6%
Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp 3.9% 5/17/2028 (b)	7,359,000	7,266,856
Oil, Gas & Consumable Fuels - 0.4%
Diamondback Energy Inc 5.2% 4/18/2027	7,100,000	7,131,551
Targa Resources Corp 5.2% 7/1/2027	4,660,000	4,687,345
		11,818,896
TOTAL ENERGY		19,085,752
Financials - 17.2%
Banks - 10.8%
Bank of America Corp 3.593% 7/21/2028 (d)	9,605,000	9,521,226
Bank of America Corp 3.705% 4/24/2028 (d)	7,320,000	7,277,996
Bank of America Corp 3.824% 1/20/2028 (d)	9,000,000	8,977,267
Bank of America Corp 3.97% 3/5/2029 (d)	4,500,000	4,446,242
Bank of America Corp 4.376% 4/27/2028 (d)	10,600,000	10,585,492
Bank of America Corp 4.948% 7/22/2028 (d)	8,900,000	8,925,239
Citibank NA 4.554% 6/18/2029 (d)	7,750,000	7,718,415
Citibank NA U.S. SOFR Index + 0.781%, 4.431% 5/29/2027 (c)(d)	12,130,000	12,162,620
Citigroup Inc 3.887% 1/10/2028 (d)	8,400,000	8,381,785
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.7844% 5/7/2028 (c)(d)	12,300,000	12,347,240
Fifth Third Bancorp 1.707% 11/1/2027 (d)	13,000,000	12,936,506
Huntington National Bank/The 4.552% 5/17/2028 (d)	4,470,000	4,464,535
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3548% 4/12/2028 (c)(d)	11,545,000	11,550,505
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	11,700,000	11,681,554
JPMorgan Chase & Co 2.947% 2/24/2028 (d)	8,120,000	8,059,728
JPMorgan Chase & Co 3.782% 2/1/2028 (d)	8,150,000	8,124,935
JPMorgan Chase & Co 5.04% 1/23/2028 (d)	3,900,000	3,907,788
JPMorgan Chase & Co 5.571% 4/22/2028 (d)	6,800,000	6,841,251
JPMorgan Chase & Co 6.07% 10/22/2027 (d)	11,886,000	11,913,280
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.3262% 10/15/2027 (c)(d)	12,280,000	12,285,508
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4069% 7/6/2028 (c)(d)	11,990,000	12,010,404
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.4211% 11/17/2028 (c)(d)	12,400,000	12,422,612
PNC Bank NA 4.429% 7/21/2028 (d)	3,219,000	3,216,743
PNC Bank NA U.S. SOFR Index + 0.73%, 4.3714% 7/21/2028 (c)(d)	12,414,000	12,429,112
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (d)	3,000,000	3,011,862
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)	2,800,000	2,807,544
Regions Bank/Birmingham AL 4.755% 7/27/2029 (d)	6,156,000	6,131,775
Truist Bank U.S. SOFR Index + 0.77%, 4.4165% 7/24/2028 (c)(d)	11,860,000	11,881,333
Truist Financial Corp 4.123% 6/6/2028 (d)	7,184,000	7,154,407
Truist Financial Corp 4.873% 1/26/2029 (d)	3,150,000	3,152,388
US Bancorp 4.548% 7/22/2028 (d)	11,230,000	11,222,476
US Bancorp 6.787% 10/26/2027 (d)	7,619,000	7,646,340
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.5511% 5/15/2028 (c)(d)	12,350,000	12,391,356
Wells Fargo & Co 2.393% 6/2/2028 (d)	11,230,000	11,045,982
Wells Fargo & Co 3.526% 3/24/2028 (d)	10,090,000	10,032,814
Wells Fargo & Co 3.584% 5/22/2028 (d)	9,500,000	9,432,301
Wells Fargo & Co 4.808% 7/25/2028 (d)	9,750,000	9,766,264
Wells Fargo & Co 4.9% 1/24/2028 (d)	4,449,000	4,456,003
Wells Fargo & Co 5.707% 4/22/2028 (d)	9,470,000	9,536,043
		341,856,871
Capital Markets - 4.5%
Athene Global Funding 2.95% 11/12/2026 (b)	7,545,000	7,522,403
Athene Global Funding 4.95% 1/7/2027 (b)	8,080,000	8,092,845
Athene Global Funding 5.516% 3/25/2027 (b)	3,060,000	3,075,016
Bank of New York Mellon Corp/The 3.992% 6/13/2028 (d)	5,950,000	5,924,299
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3223% 6/9/2028 (c)(d)	12,240,000	12,265,281
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3519% 9/15/2027 (b)(c)(d)	11,806,000	11,823,759
Goldman Sachs Bank USA 4.656% 6/3/2029 (d)	4,800,000	4,784,858
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (d)	9,230,000	9,223,639
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	9,130,000	9,098,329
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)	10,860,000	10,806,157
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	8,575,000	8,515,847
Morgan Stanley 4.21% 4/20/2028 (d)	7,310,000	7,291,153
Morgan Stanley 4.868% 7/12/2029 (d)	3,448,000	3,448,330
Morgan Stanley U.S. SOFR Index + 1.38%, 5.0232% 4/12/2029 (c)(d)	3,100,000	3,133,265
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	4,911,000	4,907,398
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.4906% 9/2/2027 (b)(c)(d)	12,190,000	12,188,133
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.1095% 11/25/2026 (c)(d)	8,360,000	8,365,375
State Street Corp U.S. SOFR Index + 0.95%, 4.5965% 4/24/2028 (c)(d)	10,395,000	10,429,861
		140,895,948
Consumer Finance - 0.2%
American Express Co 5.098% 2/16/2028 (d)	4,500,000	4,512,255
Ford Motor Credit Co LLC 5.85% 5/17/2027	3,100,000	3,119,165
		7,631,420
Financial Services - 0.4%
CNH Industrial Capital LLC 4.5% 10/8/2027	13,247,000	13,232,624
Insurance - 1.3%
Brown & Brown Inc 4.6% 12/23/2026	5,270,000	5,273,957
Corebridge Global Funding 4.65% 8/20/2027 (b)	4,000,000	4,004,816
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	8,268,000	8,279,085
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	10,005,000	10,020,713
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 4.6066% 1/14/2028 (b)(c)(d)	12,260,000	12,231,591
		39,810,162
TOTAL FINANCIALS		543,427,025
Health Care - 1.4%
Biotechnology - 0.1%
AbbVie Inc U.S. SOFR Averages Index + 0.42%, 4.0622% 8/18/2028 (c)(d)	4,500,000	4,501,845
Health Care Equipment & Supplies - 0.3%
Augusta SpinCo Corp 4.321% 9/23/2027	10,640,000	10,605,464
Health Care Providers & Services - 0.4%
CVS Health Corp 1.3% 8/21/2027	11,413,000	11,068,729
Pharmaceuticals - 0.6%
Eli Lilly & Co U.S. SOFR Averages Index + 0.35%, 3.9955% 5/20/2028 (c)(d)	8,470,000	8,475,827
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.1019% 9/15/2027 (c)(d)	8,557,000	8,579,849
		17,055,676
TOTAL HEALTH CARE		43,231,714
Industrials - 1.0%
Machinery - 0.9%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0341% 1/10/2028 (c)(d)	12,690,000	12,698,564
Ingersoll Rand Inc 5.197% 6/15/2027	10,200,000	10,251,628
Parker-Hannifin Corp 4.25% 9/15/2027	4,280,000	4,271,593
		27,221,785
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.4% 3/24/2028 (b)	4,967,000	4,936,216
TOTAL INDUSTRIALS		32,158,001
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.1711% 11/15/2027 (c)(d)	8,714,000	8,728,008
Dell International LLC / EMC Corp 4.9% 10/1/2026	6,770,000	6,771,252
TOTAL INFORMATION TECHNOLOGY		15,499,260
Materials - 0.9%
Chemicals - 0.3%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (b)	8,764,000	8,743,798
Construction Materials - 0.4%
CRH America Finance Inc 3.95% 4/4/2028 (b)	7,641,000	7,539,414
Martin Marietta Materials Inc 3.45% 6/1/2027	4,384,000	4,350,664
		11,890,078
Containers & Packaging - 0.2%
WRKCo Inc 4% 3/15/2028	7,690,000	7,600,525
TOTAL MATERIALS		28,234,401
Real Estate - 1.0%
Health Care REITs - 0.3%
Healthcare Realty Holdings LP 3.75% 7/1/2027	9,570,000	9,506,640
Real Estate Management & Development - 0.2%
Extra Space Storage LP 5.7% 4/1/2028	6,070,000	6,150,091
Specialized REITs - 0.5%
American Tower Corp 3.375% 10/15/2026	7,745,000	7,736,419
American Tower Corp 3.55% 7/15/2027	9,413,000	9,333,095
		17,069,514
TOTAL REAL ESTATE		32,726,245
Utilities - 1.0%
Electric Utilities - 0.8%
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	8,021,000	7,848,946
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	1,245,000	1,232,056
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (b)	5,700,000	5,738,126
Georgia Power Co U.S. SOFR Averages Index + 0.42%, 4.0674% 11/22/2027 (c)(d)	7,000,000	7,014,592
Oncor Electric Delivery Co LLC 4.5% 3/20/2027	3,080,000	3,081,452
		24,915,172
Multi-Utilities - 0.2%
WEC Energy Group Inc 5.15% 10/1/2027	5,400,000	5,433,388
TOTAL UTILITIES		30,348,560
TOTAL UNITED STATES		865,523,744
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,511,824,344)		1,512,565,540

Repurchase Agreements - 1.3%
	Maturity Amount ($)	Value ($)
Repurchase Agreements* (Cost $40,500,000)	41,329,061	40,500,000

U.S. Treasury Obligations - 30.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/21/2027	3.91	71,000,000	69,931,784
US Treasury Bills 0% 12/24/2026	3.88	134,400,000	132,781,230
US Treasury Bills 0% 2/11/2027	3.86	159,000,000	156,226,522
US Treasury Notes 3.375% 12/31/2027	3.51 to 3.95	159,561,000	157,666,213
US Treasury Notes 3.5% 9/30/2027	4.00	38,235,000	37,938,965
US Treasury Notes 3.625% 8/31/2027	3.56 to 3.79	325,899,000	324,050,540
US Treasury Notes 3.75% 4/30/2028	3.88 to 3.93	65,000,000	64,400,781
US Treasury Notes 4.125% 1/31/2027	4.36	19,281,300	19,291,468
TOTAL U.S. TREASURY OBLIGATIONS (Cost $965,896,872)			962,287,503

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $41,843,222)	3.69	41,838,663	41,847,031

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $3,143,306,836)	3,140,457,636
NET OTHER ASSETS (LIABILITIES) - 0.5%	14,357,773
NET ASSETS - 100.0%	3,154,815,409

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
JP Morgan Securities LLC	4.20(h)	8/2026	12/2026	14,000,000	14,196,000	Equities	N/A	N/A	15,158,809
Mizuho Securities U.S.A., Inc.	4.31(h)	5/2026	11/2026	12,500,000	12,775,362	Corporate Debt Securities	4.15	2/2029	13,288,950
Wells Fargo Securities, LLC	4.38(h)	8/2026	3/2027	14,000,000	14,357,699	Equities	N/A	N/A	15,144,074
Total Repurchase Agreements				40,500,000	41,329,061				43,591,833

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $896,976,765 or 28.4% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	230,152,360	2,732,490,335	2,920,792,565	3,451,816	(6,908)	3,809	41,847,031	41,838,663
Fidelity Securities Lending Cash Central Fund	-	193,633,355	193,633,355	3,870	-	-	-	-
	230,152,360	2,926,123,690	3,114,425,920	3,455,686	(6,908)	3,809	41,847,031

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	519,612,000	-	519,612,000	-

Bank Notes
Financials	3,990,822	-	3,990,822	-

Collateralized Mortgage Obligations	4,339,555	-	4,339,555	-

Commercial Mortgage Securities	55,315,185	-	47,871,017	7,444,168

Non-Convertible Corporate Bonds
Communication Services	38,052,218	-	38,052,218	-
Consumer Discretionary	100,377,088	-	100,377,088	-
Consumer Staples	46,659,304	-	46,659,304	-
Energy	34,075,536	-	34,075,536	-
Financials	1,069,986,794	-	1,069,986,794	-
Health Care	55,007,120	-	55,007,120	-
Industrials	41,955,761	-	41,955,761	-
Information Technology	17,795,500	-	17,795,500	-
Materials	43,894,237	-	43,894,237	-
Real Estate	32,726,245	-	32,726,245	-
Utilities	32,035,737	-	32,035,737	-

Repurchase Agreements
Financials	40,500,000	-	40,500,000	-

U.S. Treasury Obligations	962,287,503	-	962,287,503	-

Money Market Funds	41,847,031	41,847,031	-	-
Total Investments in Securities:	3,140,457,636	41,847,031	3,091,166,437	7,444,168
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$3,098,610,605
Investments in securities, at value - affiliated issuers	41,847,031
Cash	1,573,946
Receivable for investments sold	87
Receivable for fund shares sold	9,153,594
Interest receivable	19,577,894
Distributions receivable from affiliated funds	232,575
Prepaid expenses	1,230
Receivable from investment adviser for expense reductions	5,212
Total assets	3,171,002,174
Liabilities
Payable for investments purchased	10,973,946
Payable for fund shares redeemed	2,067,676
Distributions payable	2,606,030
Accrued management fee	481,274
Other payables and accrued expenses	57,839
Total liabilities	16,186,765
Net Assets	$3,154,815,409
Net assets consist of:
Paid in capital	3,111,585,427
Total accumulated earnings (loss)	43,229,982
Net Assets	$3,154,815,409

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($3,154,815,409/314,772,926 shares)	$10.02

Other Information
Unaffiliated issuers, cost	3,101,463,614
Affiliated issuers, cost	41,843,222
Repurchase agreements, market value	40,500,000
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$3,455,686
Interest	179,051,542
Total investment income	182,507,228
Expenses
Management fee	8,348,734
Custodian fees and expenses	31,843
Independent trustees' fees and expenses	10,220
Registration fees	122,665
Audit	58,959
Legal	3,936
Commitment fee	5,610
Miscellaneous	13,928
Total expenses	8,595,895
Expense reductions	(252,293)
Total expenses after reductions	8,343,602
Net investment income (loss)	174,163,626
Net realized gain (loss)
Investments - unaffiliated issuers	20,785,712
Investments - affiliated issuers	(6,908)
Net realized gain (loss)	20,778,804
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(26,472,924)
Investments - affiliated issuers	3,809
Total change in net unrealized appreciation (depreciation)	(26,469,115)
Net gain (loss)	(5,690,311)
Net increase (decrease) in net assets resulting from operations	$168,473,315
Other Information
Income from securities lending - Affiliated Issuers	3,870

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$174,163,626	$358,720,437
Net realized gain (loss)	20,778,804	12,881,356
Change in net unrealized appreciation (depreciation)	(26,469,115)	(954,146)
Net increase (decrease) in net assets resulting from operations	$168,473,315	$370,647,647
Distributions to shareholders
Distributions to shareholders	(227,124,435)	(383,752,885)
Total distributions	(227,124,435)	(383,752,885)
Net increase (decrease) in net assets resulting from share transactions	(3,879,556,733)	(391,010,618)
Total increase (decrease) in net assets	(3,938,207,853)	(404,115,856)
Net Assets
Beginning of period	7,093,023,262	7,497,139,118
End of period	$3,154,815,409	$7,093,023,262
Financial Highlights
Fidelity® SAI Low Duration Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.14	$10.15	$10.01	$9.91	$10.01
Income from Investment Operations
Net investment income (loss) A, B	.42	.48	.52	.43	.06
Net realized and unrealized gain (loss)	(.04)	.02	.07	.01	(.10)
Total from investment operations	.38	.50	.59	.44	(.04)
Distributions
Distributions from net investment income	(.48)	(.51)	(.45)	(.34)	(.06)
Distributions from net realized gain	(.02)	.00 C	-	-	.00 C
Total distributions	(.50)	(.51)	(.45)	(.34)	(.06)
Net asset value, end of period	$10.02	$10.14	$10.15	$10.01	$9.91
Total Return D	3.84%	5.04%	6.00%	4.54%	(.38)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.21%	.21%	.21%	.26%	.30%
Ratio of expenses to average net assets net of fee waivers, if any	.20%	.20%	.20%	.21%	.22%
Ratio of expenses to average net assets net of all reductions, if any	.20%	.20%	.20%	.21%	.22%
Ratio of net investment income (loss) to average net assets	4.17%	4.71%	5.16%	4.30%	.63%
Net assets, end of period	$3,154,815,409	$7,093,023,262	$7,497,139,118	$6,265,415,943	$4,176,845,643
Portfolio turnover rate G	62%	80%	68%	46%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® SAI Low Duration Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Low Duration Bond Fund	3,139,181,907	6,000,786	(4,725,057)	1,275,729

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® SAI Low Duration Bond Fund	32,095,173	9,859,078	1,275,729

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® SAI Low Duration Bond Fund	221,432,688	5,691,748	227,124,436

August 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity® SAI Low Duration Bond Fund	382,218,446	1,534,439	383,752,885

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® SAI Low Duration Bond Fund	1,688,450,364	4,368,277,601

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Low Duration Bond Fund	0.20

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® SAI Low Duration Bond Fund	409	-	-

  7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Low Duration Bond Fund	0.20	December 31, 2027	240,445

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Low Duration Bond Fund	11,848

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® SAI Low Duration Bond Fund
Fidelity® SAI Low Duration Bond Fund	227,124,435	383,752,885
Total	227,124,435	383,752,885

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® SAI Low Duration Bond Fund
Shares sold	329,305,661	466,159,443	3,309,627,717	4,719,194,160
Reinvestment of distributions	17,625,422	32,988,718	177,478,061	333,876,465
Shares redeemed	(731,957,595)	(537,751,515)	(7,366,662,511)	(5,444,081,243)
Net increase (decrease)	(385,026,512)	(38,603,354)	(3,879,556,733)	(391,010,618)

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers ® Fidelity ® Short Duration Fund
Fidelity ® SAI Low Duration Bond Fund	38%
  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Low Duration Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Low Duration Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended,  statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 13, 2026

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31 2026, $10,996,908, or, if subsequently determined to be different, the net capital gain of such year.

A total of 23.30% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $221,432,688 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9900847.105
LDI-ANN-1026
Fidelity® Short-Term Bond Fund

Annual Report
August 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Short-Term Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 12.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.2%
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2026-108A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9492% 7/18/2037 (c)(d)(e)	7,800,000	7,802,925
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2038 (c)(d)(e)	781,500	781,448
Golden Tree Loan Management US CLO 1 Ltd Series 2026-12A Class AR2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2036 (c)(d)(e)	7,750,000	7,773,893
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 1/20/2037 (c)(d)(e)	7,086,000	7,086,000
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (c)(d)(e)	6,055,000	6,058,197
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.9192% 1/20/2037 (c)(d)(e)	5,926,000	5,931,541
TOTAL BAILIWICK OF JERSEY		35,434,004
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	401,924	403,240
GRAND CAYMAN (UK OVERSEAS TER) - 4.3%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 4.7495% 10/17/2037 (c)(d)(e)	630,000	630,088
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (c)(d)(e)	7,730,000	7,739,686
Bain Capital Credit CLO Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8832% 4/22/2035 (c)(d)(e)	3,800,000	3,802,858
Bain Capital Credit CLO Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.7637% 10/21/2034 (c)(d)(e)	2,800,000	2,802,411
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 4/20/2034 (c)(d)(e)	7,145,674	7,146,460
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2035 (c)(d)(e)	6,996,000	7,000,219
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7992% 7/18/2034 (c)(d)(e)	5,400,000	5,406,167
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6992% 4/19/2035 (c)(d)(e)	10,700,000	10,701,017
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (c)(d)(e)	5,196,000	5,200,463
Dryden 95 CLO Ltd Series 2025-95A Class AR, CME Term SOFR 3 month Index + 1.04%, 4.7732% 8/20/2034 (c)(d)(e)	4,200,000	4,202,255
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (c)(d)(e)	9,930,000	9,930,864
Flatiron CLO Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 4.8289% 11/16/2034 (c)(d)(e)	2,005,293	2,005,293
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (c)(d)(e)	10,000,000	10,000,000
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (c)	1,282,708	1,277,564
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8132% 10/22/2034 (c)(d)(e)	5,000,000	5,006,930
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (c)(d)(e)	5,168,000	5,170,382
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.0029% 7/15/2036 (c)(d)(e)	5,515,000	5,519,335
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.8002% 1/25/2035 (c)(d)(e)	5,090,000	5,091,761
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (c)(d)(e)	5,183,000	5,185,814
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (c)(d)(e)	5,767,412	5,769,003
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.5718% 4/6/2042 (c)(d)(e)	261,000	210,174
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2035 (c)(d)(e)	4,340,000	4,341,011
Voya CLOLtd / Voya CLO LLC Series 2026-4AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.9604% 10/15/2037 (c)(d)(e)	8,400,000	8,400,000
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		122,539,755
UNITED STATES - 6.8%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (c)	1,406,200	1,406,565
Affirm Asset Securitization Trust Series 2026-X1 Class A, 4.27% 4/15/2031 (c)	5,371,719	5,369,752
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (c)	4,100,000	4,071,008
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	391,946	393,002
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (c)	2,674,610	2,676,843
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (c)	289,388	289,957
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (c)	713,322	714,670
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (c)	295,094	295,190
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (c)	1,405,000	1,394,074
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A, 4.77% 2/20/2029 (c)	2,550,000	2,550,227
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (c)	955,000	953,206
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (c)	3,265,000	3,207,786
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (c)	645,000	639,647
Axis Equipment Finance Receivables LLC Series 2026-1A Class A2, 4.73% 11/21/2033 (c)	1,860,000	1,859,140
BHG Securitization Trust Series 2026-2CON Class A, 5.07% 9/17/2037	960,000	955,798
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (c)	161,474	162,147
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	2,619,521	2,629,329
CarMax Auto Owner Trust Series 2026-2 Class A3, 4.22% 6/16/2031	5,220,000	5,168,139
Carmax Select Receivables Trust Series 2026-B Class A3, 4.64% 12/16/2030	1,805,000	1,801,906
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	2,190,000	2,188,148
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031	1,010,000	1,007,155
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (c)	1,180,000	1,176,229
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (c)	3,035,206	3,044,722
Chesapeake IV Funding DAC Series 2026-1A Class A3, 4.47% 2/15/2030 (c)	2,390,000	2,383,823
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (c)	662,340	663,634
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)	421,934	423,183
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.2818% 7/25/2034 (d)(e)	80,032	78,452
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	1,065,154	1,068,549
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	1,013,820	1,002,681
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (c)	964,792	965,804
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	187,394	188,341
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (c)	330,145	332,398
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (c)	2,838,800	2,817,868
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)	295,099	296,911
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (c)	1,436,822	1,440,662
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (c)	3,480,000	3,490,643
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (c)	575,719	579,060
Exeter Automobile Receivables Trust Series 2026-3A Class A3, 4.47% 7/15/2030	6,750,000	6,737,459
Exeter Automobile Receivables Trust Series 2026-4A, 4.56% 10/15/2030	3,038,000	3,033,534
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (c)(d)(e)	6,442,000	6,443,694
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (c)(d)(e)	3,500,000	3,498,051
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	824,223	826,377
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	2,295,937	2,299,998
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	3,960,000	3,957,675
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	2,000,000	1,999,933
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	1,465,181	1,472,812
GMF Floorplan Owner Revolving Trust Series 2026-1A Class A1, 4.57% 5/15/2031 (c)	4,375,000	4,360,376
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (c)	83,198	83,310
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (c)	6,775,000	6,768,342
Haloan Series 2026-1A Class A, 5.39% 8/20/2041 (c)	2,075,000	2,071,162
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	1,246,243	1,251,775
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	610,593	612,722
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	3,806,355	3,819,337
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (c)	778,967	783,086
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (c)	6,330,000	6,324,043
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	2,953,357	2,953,648
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	859,388	865,505
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (c)	2,505,000	2,500,539
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	521,093	522,532
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (c)	3,390,000	3,385,328
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (c)	1,535,000	1,526,167
Optn Series 2026-A Class A, 4.32% 1/9/2034 (c)	575,000	568,983
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (c)	1,615,000	1,609,594
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (c)	1,718,996	1,695,929
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (c)	1,060,000	1,052,898
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/2029 (c)	272,698	273,498
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (c)	1,584,567	1,585,264
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (c)	315,157	315,258
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (c)	808,884	810,030
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (c)	1,091,966	1,090,868
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (c)	1,838,448	1,834,574
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (c)	1,485,000	1,483,858
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (c)	85,088	85,155
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	393,050	393,307
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (c)	220,140	220,263
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (c)	881,294	882,949
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (c)	719,183	720,854
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (c)	540,205	540,141
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (c)	5,351,000	5,312,589
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (c)	7,232,000	7,187,023
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6418% 9/25/2034 (d)(e)	107,577	114,193
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (c)	1,279,269	1,283,840
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	1,460,295	1,467,428
USAA Auto Owner Trust Series 2023-A Class A3, 5.58% 5/15/2028 (c)	248,056	248,507
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (c)	1,800,000	1,799,865
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,700,000	5,709,791
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	2,070,449	2,082,874
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	5,720,000	5,729,633
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (c)	4,910,000	4,906,720
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (c)	987,005	992,183
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)	2,073,272	2,085,209
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (c)	6,536,134	6,518,194
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	2,705,969	2,707,062
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	1,050,000	1,041,558
TOTAL UNITED STATES		192,134,146
TOTAL ASSET-BACKED SECURITIES (Cost $350,501,937)		350,511,145

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Banks - 0.4%
Morgan Stanley Bank NA 5.016% 1/12/2029 (d)	3,606,000	3,621,848
US Bank NA/Cincinnati OH 4.535% 5/20/2029 (d)	7,840,000	7,809,372

TOTAL UNITED STATES		11,431,220
TOTAL BANK NOTES (Cost $11,446,000)		11,431,220

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (c)(d)	3,126,803	3,086,432
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (c)	3,012,775	2,652,213
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (c)(g)	1,641,221	1,625,721
BRAVO Residential Funding Trust Series 2026-NQM5 Class A1FC, 5.36% 6/25/2066 (c)(d)	4,294,802	4,278,257
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	185,857	185,203
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	13,596	13,776
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0577% 5/25/2045 (d)(e)	1,070,375	1,061,333
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1077% 7/25/2046 (d)(e)	1,016,314	1,015,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	153,600	151,799
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (c)	1,252,562	1,169,781
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(d)	3,417,963	3,432,263
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (c)(d)	3,212,757	3,192,669
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (c)	828,196	784,713
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)	48,587	48,221
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (c)(d)	594,848	583,172
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (c)(d)	297,107	290,341
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (c)(d)	1,485,597	1,455,801
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (c)(d)	514,619	504,069
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	1,892,722	1,836,898
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (d)(e)	938	876
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (c)(g)	4,254,375	4,234,534
TOTAL UNITED STATES		31,603,119
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,164,023)		31,603,119

Commercial Mortgage Securities - 3.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.1%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (c)(d)(e)	5,380,000	5,406,900
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (c)(d)(e)	662,000	662,828
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	1,557,960	1,548,678
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	394,888	393,116
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (c)(d)(e)(f)	1,503,009	1,504,888
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (c)(d)(e)	4,138,000	4,140,575
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (c)(d)(e)	7,189,000	7,197,986
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (c)(d)(e)	2,012,000	2,006,850
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (c)(d)(e)(f)	4,699,279	4,690,490
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (c)(d)(e)	3,429,041	3,433,327
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (c)(d)(e)	473,467	474,354
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (c)(d)	1,794,155	1,796,958
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (c)(d)(e)	2,168,358	2,169,713
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (c)(d)	2,370,000	2,375,925
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6035% 11/15/2038 (c)(d)(e)	2,636,618	2,636,618
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (c)(d)(e)	2,354,810	2,358,489
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (c)(d)(e)(f)	1,610,152	1,613,171
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (c)(d)	2,173,000	2,178,432
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (c)(d)(e)	3,712,177	3,716,817
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (c)(d)(e)	1,272,000	1,272,795
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (c)(d)	2,738,048	2,746,604
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (c)	7,213,097	5,532,882
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	4,214,600	3,181,062
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	1,239,543	1,230,671
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (c)(d)(e)	1,626,000	1,628,033
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (c)(d)(e)	3,216,077	3,222,107
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (c)(d)(e)(f)	2,822,004	2,823,768
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2545% 9/15/2029 (c)(d)(e)	494,731	487,015
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (c)(d)(e)	1,330,000	1,330,000
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (c)(d)(e)	4,992,000	4,698,720
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (c)(d)(e)	3,732,641	3,734,974
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (c)(d)(e)	2,780,000	2,781,738
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	1,362,025	1,357,230
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (c)(d)(e)	2,435,000	2,422,825
TOTAL UNITED STATES		88,756,539
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $91,621,079)		88,756,539

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.2%
Colombian Republic 5.375% 1/21/2029 (Cost $4,308,743)	4,335,000	4,319,828

Non-Convertible Corporate Bonds - 39.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Glencore Funding LLC 3.875% 10/27/2027 (c)	4,894,000	4,845,751
Glencore Funding LLC 4.907% 4/1/2028 (c)	1,635,000	1,637,517
Glencore Funding LLC 5.338% 4/4/2027 (c)	6,000,000	6,028,105

TOTAL AUSTRALIA		12,511,373
CANADA - 2.8%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (c)	5,162,000	5,096,406
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Enbridge Inc 4.2% 11/20/2028	3,468,000	3,427,437
Enbridge Inc 4.25% 12/1/2026	4,900,000	4,897,982
Enbridge Inc 4.6% 6/20/2028	1,747,000	1,742,923
Enbridge Inc 5.25% 4/5/2027	2,921,000	2,932,942
Enbridge Inc 5.9% 11/15/2026	2,514,000	2,518,773
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,401,000	1,402,305
TransCanada PipeLines Ltd 4.25% 5/15/2028	6,100,000	6,054,531
TOTAL ENERGY		22,976,893
Financials - 1.8%
Banks - 1.8%
Bank of Montreal 4.338% 3/19/2030 (d)	5,929,000	5,858,585
Bank of Montreal 4.547% 6/2/2029 (d)	6,500,000	6,474,921
Bank of Nova Scotia/The 4.247% 2/2/2030 (d)	7,600,000	7,481,207
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (d)	2,600,000	2,560,240
Canadian Imperial Bank of Commerce 4.723% 6/16/2029 (d)	8,900,000	8,883,641
National Bank of Canada 4.95% 2/1/2028 (d)	5,744,000	5,753,135
Royal Bank of Canada 4.4% 4/17/2030 (d)	6,480,000	6,389,841
Royal Bank of Canada 4.652% 7/10/2029 (d)	8,390,000	8,368,585
TOTAL FINANCIALS		51,770,155
TOTAL CANADA		79,843,454
DENMARK - 0.6%
Financials - 0.6%
Banks - 0.6%
Danske Bank A/S 4.298% 4/1/2028 (c)(d)	4,808,000	4,800,639
Danske Bank A/S 4.662% 3/27/2029 (c)(d)	7,750,000	7,737,693
Danske Bank A/S 5.427% 3/1/2028 (c)(d)	5,200,000	5,221,024

TOTAL DENMARK		17,759,356
FRANCE - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 4% 1/13/2029 (c)	2,902,000	2,849,350
Financials - 1.3%
Banks - 1.3%
Banque Federative du Credit Mutuel SA 4.786% 7/9/2029 (c)	5,686,000	5,641,540
BNP Paribas SA 4.792% 5/9/2029 (c)(d)	7,400,000	7,378,598
BPCE SA 5.203% 1/18/2027 (c)	6,000,000	6,019,623
Societe Generale SA 4.857% 7/7/2029 (c)(d)	7,850,000	7,813,208
Societe Generale SA 5.249% 5/22/2029 (c)(d)	7,410,000	7,432,625
Societe Generale SA 5.5% 4/13/2029 (c)(d)	1,599,000	1,609,411
TOTAL FINANCIALS		35,895,005
TOTAL FRANCE		38,744,355
GERMANY - 2.7%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
BMW US Capital LLC 4.3% 3/17/2028 (c)	8,940,000	8,882,052
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (c)	6,000,000	6,017,016
Mercedes-Benz Finance North America LLC 4.875% 8/3/2029 (c)	8,400,000	8,369,259
Volkswagen Group of America Finance LLC 6% 11/16/2026 (c)	8,500,000	8,531,707
TOTAL CONSUMER DISCRETIONARY		31,800,034
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (d)	6,900,000	6,944,786
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (d)	7,100,000	7,131,329
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	4,610,000	4,720,291
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)	5,580,000	5,793,422
TOTAL FINANCIALS		24,589,828
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance LLC 6.125% 11/21/2026 (c)	7,600,000	7,616,412
Industrials - 0.5%
Machinery - 0.5%
Daimler Truck Finance North America LLC 2.375% 12/14/2028 (c)	5,000,000	4,735,977
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (c)	2,102,000	2,108,801
Daimler Truck Finance North America LLC 5% 1/15/2027 (c)	5,000,000	5,010,475
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (c)	1,874,000	1,885,507
TOTAL INDUSTRIALS		13,740,760
TOTAL GERMANY		77,747,034
IRELAND - 1.1%
Financials - 0.6%
Consumer Finance - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	5,385,000	5,283,663
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	7,000,000	7,036,205
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	5,163,000	5,216,802
TOTAL FINANCIALS		17,536,670
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (c)	2,457,000	2,398,959
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (c)	9,307,000	9,320,441
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)	3,139,000	3,180,475
TOTAL INDUSTRIALS		14,899,875
TOTAL IRELAND		32,436,545
ITALY - 0.7%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5% 6/29/2030 (c)(d)	5,609,000	5,577,803
Utilities - 0.5%
Electric Utilities - 0.5%
ENEL Finance International NV 4.125% 9/30/2028 (c)	2,871,000	2,833,445
ENEL Finance International NV 4.625% 7/13/2029 (c)	4,617,000	4,572,411
ENEL Finance International NV 5.125% 6/26/2029 (c)	5,800,000	5,836,582
TOTAL UTILITIES		13,242,438
TOTAL ITALY		18,820,241
JAPAN - 1.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 4.567% 7/16/2027 (c)	340,000	340,072
NTT Finance Corp 4.62% 7/16/2028 (c)	344,000	342,436
NTT Finance Corp 4.741% 3/31/2028 (c)	5,313,000	5,303,239
TOTAL COMMUNICATION SERVICES		5,985,747
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (c)	3,380,000	3,389,043
Financials - 0.7%
Banks - 0.7%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (d)	388,000	384,553
Mitsubishi UFJ Financial Group Inc 4.98% 7/24/2030 (d)	1,168,000	1,167,193
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (d)	5,900,000	5,944,961
Mizuho Financial Group Inc 4.254% 9/11/2029 (d)	2,600,000	2,571,693
Mizuho Financial Group Inc 4.782% 7/13/2030 (d)	7,840,000	7,782,700
TOTAL FINANCIALS		17,851,100
TOTAL JAPAN		27,225,890
NETHERLANDS - 0.8%
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 6.339% 9/18/2027 (c)(d)	4,700,000	4,703,087
Cooperatieve Rabobank UA 4.655% 8/22/2028 (c)(d)	5,759,000	5,760,815
ING Groep NV 4.858% 3/25/2029 (d)	5,860,000	5,865,417
TOTAL FINANCIALS		16,329,319
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	5,000,000	4,953,583
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	2,869,000	2,839,708
TOTAL INFORMATION TECHNOLOGY		7,793,291
TOTAL NETHERLANDS		24,122,610
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco Santander SA 5.005% 8/25/2030 (d)	5,000,000	4,983,311
Banco Santander SA 5.365% 7/15/2028 (d)	2,600,000	2,615,416

TOTAL SPAIN		7,598,727
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS AG/Stamford CT 4.302% 3/16/2029 (d)	4,934,000	4,905,655
UBS Group AG 5.428% 2/8/2030 (c)(d)	3,350,000	3,383,745

TOTAL SWITZERLAND		8,289,400
UNITED KINGDOM - 3.6%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 2.259% 3/25/2028	5,200,000	5,008,084
BAT Capital Corp 3.557% 8/15/2027	5,000,000	4,957,903
Imperial Brands Finance PLC 4.5% 6/30/2028 (c)	3,181,000	3,163,401
TOTAL CONSUMER STAPLES		13,129,388
Financials - 3.1%
Banks - 2.9%
Barclays PLC 4.219% 5/24/2030 (d)	2,021,000	1,974,465
Barclays PLC 4.911% 6/26/2030 (d)	5,000,000	4,965,980
Barclays PLC 5.086% 2/25/2029 (d)	8,200,000	8,221,265
Barclays PLC 5.674% 3/12/2028 (d)	5,800,000	5,835,912
Barclays PLC 6.496% 9/13/2027 (d)	3,000,000	3,002,011
HSBC Holdings PLC 4.711% 5/12/2030 (d)	11,000,000	10,889,942
HSBC Holdings PLC 4.899% 3/3/2029 (d)	5,160,000	5,167,760
HSBC Holdings PLC 5.597% 5/17/2028 (d)	2,313,000	2,327,806
HSBC Holdings PLC 7.39% 11/3/2028 (d)	4,466,000	4,602,045
Lloyds Banking Group PLC 4.241% 2/10/2030 (d)	4,224,000	4,149,849
Lloyds Banking Group PLC 4.818% 6/13/2029 (d)	4,659,000	4,660,655
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)	5,715,000	5,807,309
NatWest Group PLC 4.892% 5/18/2029 (d)	9,136,000	9,149,493
NatWest Group PLC U.S. SOFR Index + 1.1%, 4.7462% 5/23/2029 (d)(e)	7,400,000	7,440,215
Standard Chartered PLC 4.299% 1/13/2030 (c)(d)	3,570,000	3,508,524
Standard Chartered PLC 5.005% 10/15/2030 (c)(d)	1,350,000	1,345,327
		83,048,558
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (c)(d)	6,100,000	6,116,257
TOTAL FINANCIALS		89,164,815
TOTAL UNITED KINGDOM		102,294,203
UNITED STATES - 23.4%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (c)	884,000	871,362
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	5,500,000	5,389,571
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	7,070,000	7,011,162
Discovery Global Holdings Inc 3.755% 3/15/2027	2,781,000	2,763,480
		15,164,213
TOTAL COMMUNICATION SERVICES		16,035,575
Consumer Discretionary - 2.0%
Automobiles - 1.5%
American Honda Finance Corp 4.55% 4/10/2028	1,332,000	1,327,587
General Motors Financial Co Inc 4.2% 10/27/2028	2,836,000	2,797,691
General Motors Financial Co Inc 4.75% 4/6/2029	7,740,000	7,694,798
General Motors Financial Co Inc 5.4% 5/8/2027	8,000,000	8,044,272
General Motors Financial Co Inc 5.8% 1/7/2029	4,360,000	4,440,794
Hyundai Capital America 4.5% 6/16/2028 (c)	5,327,000	5,296,863
Hyundai Capital America 4.6% 4/6/2028 (c)	6,450,000	6,426,669
Hyundai Capital America 4.875% 6/23/2027 (c)	6,170,000	6,192,572
		42,221,246
Broadline Retail - 0.2%
Amazon.com Inc 4.6% 7/9/2029	7,000,000	6,967,998
Specialty Retail - 0.3%
AutoNation Inc 4.45% 1/15/2029	6,360,000	6,271,362
O'Reilly Automotive Inc 5.75% 11/20/2026	1,815,000	1,818,131
		8,089,493
TOTAL CONSUMER DISCRETIONARY		57,278,737
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.1%
Mars Inc 4.6% 3/1/2028 (c)	5,121,000	5,118,914
Food Products - 0.2%
Bunge Ltd Finance Corp 4.1% 1/7/2028	3,430,000	3,405,572
Conagra Brands Inc 4.85% 11/1/2028	2,230,000	2,220,760
		5,626,332
Tobacco - 0.3%
Philip Morris International Inc 4.125% 4/28/2028	7,400,000	7,337,435
TOTAL CONSUMER STAPLES		18,082,681
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Operating LP 5.625% 7/15/2027	7,382,000	7,436,196
Diamondback Energy Inc 5.2% 4/18/2027	6,312,000	6,340,048
ONEOK Inc 4.25% 9/24/2027	585,000	583,407
Targa Resources Corp 4.35% 1/15/2029	636,000	629,601
TOTAL ENERGY		14,989,252
Financials - 15.7%
Banks - 7.3%
Bank of America Corp 4.271% 7/23/2029 (d)	13,000,000	12,875,202
Bank of America Corp 4.623% 5/9/2029 (d)	8,400,000	8,381,765
Bank of America Corp 4.948% 7/22/2028 (d)	4,798,000	4,811,606
Bank of America Corp 4.979% 1/24/2029 (d)	10,400,000	10,440,975
Citigroup Inc 3.52% 10/27/2028 (d)	4,947,000	4,883,194
Citigroup Inc 4.075% 4/23/2029 (d)	8,264,000	8,173,106
Citigroup Inc 4.786% 3/4/2029 (d)	5,900,000	5,898,986
Citigroup Inc 5.174% 2/13/2030 (d)	6,350,000	6,380,308
First-Citizens Bank & Trust Co 5.097% 7/13/2029 (d)	8,042,000	8,023,791
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	6,350,000	6,501,568
JPMorgan Chase & Co 2.069% 6/1/2029 (d)	1,342,000	1,281,394
JPMorgan Chase & Co 4.005% 4/23/2029 (d)	680,000	672,063
JPMorgan Chase & Co 4.408% 4/23/2030 (d)	7,000,000	6,905,716
JPMorgan Chase & Co 4.505% 10/22/2028 (d)	6,000,000	5,991,833
JPMorgan Chase & Co 4.851% 7/25/2028 (d)	10,500,000	10,524,723
JPMorgan Chase & Co 4.979% 7/22/2028 (d)	5,000,000	5,017,981
JPMorgan Chase & Co 5.571% 4/22/2028 (d)	3,988,000	4,012,193
JPMorgan Chase & Co 6.087% 10/23/2029 (d)	1,000,000	1,025,424
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)	7,600,000	7,556,903
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (d)	7,430,000	7,423,825
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (d)	6,500,000	6,477,714
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (d)	2,594,000	2,604,256
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	6,074,000	6,161,700
Regions Bank/Birmingham AL 4.755% 7/27/2029 (d)	7,589,000	7,559,135
Santander Holdings USA Inc 3.244% 10/5/2026	8,000,000	7,991,053
Truist Financial Corp 4.873% 1/26/2029 (d)	5,813,000	5,817,407
US Bancorp 4.653% 2/1/2029 (d)	5,695,000	5,687,504
Wells Fargo & Co 4.577% 5/20/2029 (d)	7,800,000	7,774,303
Wells Fargo & Co 4.808% 7/25/2028 (d)	7,230,000	7,242,061
Wells Fargo & Co 4.9% 1/24/2028 (d)	4,725,000	4,732,436
Wells Fargo & Co 4.97% 4/23/2029 (d)	8,462,000	8,491,061
Wells Fargo & Co 5.707% 4/22/2028 (d)	7,000,000	7,048,818
		204,370,004
Capital Markets - 4.4%
Ares Strategic Income Fund 4.85% 1/15/2029	5,046,000	4,956,884
Ares Strategic Income Fund 5.45% 9/9/2028	4,994,000	4,975,156
Ares Strategic Income Fund 5.7% 3/15/2028	3,000,000	3,008,008
Athene Global Funding 4.95% 1/7/2027 (c)	5,770,000	5,779,172
Athene Global Funding 5.133% 6/1/2029 (c)	3,134,000	3,123,655
Athene Global Funding 5.339% 1/15/2027 (c)	3,816,000	3,826,627
Athene Global Funding 5.38% 1/7/2030 (c)	886,000	882,163
Athene Global Funding 5.516% 3/25/2027 (c)	5,000,000	5,024,536
Bank of New York Mellon 4.729% 4/20/2029 (d)	2,373,000	2,376,149
Blackstone Private Credit Fund 7.3% 11/27/2028	6,500,000	6,702,201
Equitable America Global Funding 4.65% 6/9/2028 (c)	2,864,000	2,851,459
Equitable America Global Funding 4.95% 6/25/2029 (c)	9,167,000	9,140,695
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (d)	9,559,000	9,473,729
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)	8,314,000	8,297,280
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (d)	7,400,000	7,415,851
HPS Corporate Lending Fund 4.9% 9/11/2028	3,501,000	3,442,720
HPS Corporate Lending Fund 5.15% 4/2/2029 (c)	2,973,000	2,902,116
HPS Corporate Lending Fund 5.3% 6/5/2027	3,108,000	3,110,649
LPL Holdings Inc 4.9% 4/3/2028	2,589,000	2,586,571
Morgan Stanley 4.21% 4/20/2028 (d)	6,100,000	6,084,273
Morgan Stanley 4.238% 1/9/2030 (d)	5,320,000	5,231,599
Morgan Stanley 4.868% 7/12/2029 (d)	3,576,000	3,576,342
Morgan Stanley 4.994% 4/12/2029 (d)	5,069,000	5,085,527
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	5,099,000	5,095,260
Sammons Financial Group Global Funding 5.1% 12/10/2029 (c)	7,500,000	7,442,130
		122,390,752
Consumer Finance - 1.9%
Ally Financial Inc 4.75% 6/9/2027	4,814,000	4,823,853
American Express Co 4.731% 4/25/2029 (d)	6,100,000	6,103,337
American Express Co 5.098% 2/16/2028 (d)	5,000,000	5,013,617
Capital One Financial Corp 5.468% 2/1/2029 (d)	5,767,000	5,816,682
Capital One Financial Corp 7.149% 10/29/2027 (d)	6,000,000	6,023,876
Ford Motor Credit Co LLC 4.97% 4/6/2029	498,000	492,689
Ford Motor Credit Co LLC 5.303% 9/6/2029	2,900,000	2,890,870
Ford Motor Credit Co LLC 5.431% 8/13/2029	2,365,000	2,364,480
Ford Motor Credit Co LLC 5.8% 3/5/2027	6,000,000	6,029,531
Ford Motor Credit Co LLC 5.8% 3/8/2029	6,390,000	6,441,608
Ford Motor Credit Co LLC 5.85% 5/17/2027	3,000,000	3,018,547
Stellantis Financial Services US Corp 4.95% 9/15/2028 (c)	3,211,000	3,183,511
Stellantis Financial Services US Corp 5.4% 6/15/2029 (c)	2,029,000	2,004,191
Synchrony Financial 5.45% 10/15/2030 (d)	763,000	762,401
		54,969,193
Financial Services - 0.5%
CNH Industrial Capital LLC 4.5% 10/8/2027	7,208,000	7,200,178
Equitable Holdings Inc 4.35% 4/20/2028	1,604,000	1,590,772
Global Payments Inc 4.5% 11/15/2028	5,772,000	5,691,816
		14,482,766
Insurance - 1.6%
Brown & Brown Inc 4.7% 6/23/2028	1,293,000	1,289,385
Corebridge Global Funding 4.65% 8/20/2027 (c)	2,048,000	2,050,466
Corebridge Global Funding 4.9% 1/7/2028 (c)	2,835,000	2,842,111
Corebridge Global Funding 5.2% 1/12/2029 (c)	2,945,000	2,955,585
Jackson National Life Global Funding 4.9% 1/13/2027 (c)	5,492,000	5,500,625
Lincoln Financial Global Funding 5.3% 1/13/2030 (c)	4,642,000	4,662,932
MassMutual Global Funding II 4% 1/22/2029 (c)	2,338,000	2,294,821
Principal Life Global Funding II 4.65% 5/18/2029 (c)	7,810,000	7,741,648
Reinsurance Group of America Inc 3.9% 5/15/2029	2,600,000	2,527,829
RGA Global Funding 4.35% 8/25/2028 (c)	7,440,000	7,362,246
Western-Southern Global Funding 4.25% 1/29/2029 (c)	6,809,000	6,702,687
		45,930,335
TOTAL FINANCIALS		442,143,050
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Augusta SpinCo Corp 4.398% 3/23/2029	3,186,000	3,148,111
Health Care Providers & Services - 0.4%
Centene Corp 2.45% 7/15/2028	2,610,000	2,486,442
CVS Health Corp 4.3% 3/25/2028	4,900,000	4,865,911
HCA Inc 5% 3/1/2028	3,024,000	3,034,529
HCA Inc 5.875% 2/1/2029	1,350,000	1,375,042
Icon Investments Six DAC 5.064% 8/13/2029 (c)	200,000	199,604
		11,961,528
TOTAL HEALTH CARE		15,109,639
Industrials - 0.4%
Aerospace & Defense - 0.2%
Boeing Co 5.04% 5/1/2027	5,000,000	5,011,803
Boeing Co 6.259% 5/1/2027	513,000	518,473
		5,530,276
Professional Services - 0.0%
Leidos Inc 4.1% 3/15/2029	2,014,000	1,974,014
Trading Companies & Distributors - 0.2%
Sumisho Air Lease Corp 4.4% 3/24/2028 (c)	3,551,000	3,528,992
Sumisho Air Lease Corp 4.5% 3/24/2029 (c)	942,000	930,038
		4,459,030
TOTAL INDUSTRIALS		11,963,320
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.75% 4/1/2028	7,300,000	7,306,145
Software - 0.3%
Oracle Corp 4.8% 8/3/2028	8,200,000	8,140,667
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,790,000	2,784,711
TOTAL INFORMATION TECHNOLOGY		18,231,523
Materials - 0.1%
Construction Materials - 0.1%
Amrize Finance US LLC 4.7% 4/7/2028	2,439,000	2,437,931
Real Estate - 0.4%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	1,609,000	1,604,314
Office REITs - 0.1%
Kilroy Realty LP 4.25% 8/15/2029	2,098,000	2,033,736
Specialized REITs - 0.3%
American Tower Corp 5.5% 3/15/2028	5,550,000	5,612,213
Equinix Inc 5% 8/15/2029	1,500,000	1,499,468
		7,111,681
TOTAL REAL ESTATE		10,749,731
Utilities - 2.0%
Electric Utilities - 1.6%
Cleveland Electric Illuminating Co/The 5% 2/15/2030 (c)	2,334,000	2,331,148
Emera US Finance LLC 4.5% 4/1/2029	8,323,000	8,218,434
Georgia Power Co 4.6% 6/15/2029	7,800,000	7,771,815
Jersey Central Power & Light Co 4.15% 1/15/2029	4,155,000	4,099,291
Monongahela Power Co 3.55% 5/15/2027 (c)	5,000,000	4,967,195
Monongahela Power Co 4.45% 8/15/2029 (c)	3,617,000	3,575,819
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	3,361,000	3,369,174
Pinnacle West Capital Corp 4.65% 6/1/2029	7,810,000	7,760,569
Pinnacle West Capital Corp 4.9% 5/15/2028	2,355,000	2,360,217
Vistra Operations Co LLC 5.05% 12/30/2026 (c)	1,584,000	1,587,165
		46,040,827
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 5.2% 7/15/2029	6,363,000	6,364,362
Multi-Utilities - 0.2%
NiSource Inc 5.25% 3/30/2028	4,800,000	4,839,233
TOTAL UTILITIES		57,244,422
TOTAL UNITED STATES		664,265,861
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,113,556,451)		1,111,659,049

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	334,614	324,900
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	169,697	164,770
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	447,086	434,106
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049 (b)	3,061,475	2,939,108
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	579,790	585,567
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	70	71
Freddie Mac Gold Pool 8.5% 6/1/2027	328	331
Freddie Mac Gold Pool 8.5% 7/1/2028	14	13
Freddie Mac Gold Pool 8.5% 8/1/2027	818	826
Freddie Mac Gold Pool 8.5% 8/1/2027	69	70
Ginnie Mae I Pool 7% 1/15/2028	257	257
Ginnie Mae I Pool 7% 1/15/2028	101	101
Ginnie Mae I Pool 7% 1/15/2029	759	765
Ginnie Mae I Pool 7% 1/15/2029	158	160
Ginnie Mae I Pool 7% 1/15/2031	315	320
Ginnie Mae I Pool 7% 1/15/2032	191	193
Ginnie Mae I Pool 7% 10/15/2028	714	721
Ginnie Mae I Pool 7% 10/15/2028	448	452
Ginnie Mae I Pool 7% 10/15/2028	71	71
Ginnie Mae I Pool 7% 11/15/2027	72	73
Ginnie Mae I Pool 7% 11/15/2028	1,031	1,042
Ginnie Mae I Pool 7% 11/15/2028	140	141
Ginnie Mae I Pool 7% 12/15/2028	131	132
Ginnie Mae I Pool 7% 12/15/2028	117	118
Ginnie Mae I Pool 7% 12/15/2029	132	134
Ginnie Mae I Pool 7% 2/15/2028	36	36
Ginnie Mae I Pool 7% 2/15/2031	196	199
Ginnie Mae I Pool 7% 2/15/2032	246	251
Ginnie Mae I Pool 7% 3/15/2031	446	454
Ginnie Mae I Pool 7% 3/15/2031	183	186
Ginnie Mae I Pool 7% 3/15/2031	94	95
Ginnie Mae I Pool 7% 3/15/2032	897	912
Ginnie Mae I Pool 7% 3/15/2032	516	526
Ginnie Mae I Pool 7% 4/15/2028	1,288	1,293
Ginnie Mae I Pool 7% 4/15/2028	117	118
Ginnie Mae I Pool 7% 4/15/2028	66	66
Ginnie Mae I Pool 7% 4/15/2029	494	498
Ginnie Mae I Pool 7% 4/15/2029	54	54
Ginnie Mae I Pool 7% 4/15/2032	752	765
Ginnie Mae I Pool 7% 4/15/2032	516	525
Ginnie Mae I Pool 7% 5/15/2029	420	424
Ginnie Mae I Pool 7% 5/15/2031	2,899	2,951
Ginnie Mae I Pool 7% 5/15/2032	290	294
Ginnie Mae I Pool 7% 6/15/2028	276	277
Ginnie Mae I Pool 7% 6/15/2028	199	201
Ginnie Mae I Pool 7% 6/15/2032	1,849	1,881
Ginnie Mae I Pool 7% 6/15/2032	850	867
Ginnie Mae I Pool 7% 6/15/2032	701	715
Ginnie Mae I Pool 7% 7/15/2028	2,081	2,095
Ginnie Mae I Pool 7% 7/15/2028	466	470
Ginnie Mae I Pool 7% 7/15/2028	156	157
Ginnie Mae I Pool 7% 7/15/2029	643	651
Ginnie Mae I Pool 7% 7/15/2029	198	201
Ginnie Mae I Pool 7% 7/15/2031	1,710	1,737
Ginnie Mae I Pool 7% 7/15/2031	442	447
Ginnie Mae I Pool 7% 8/15/2028	1,909	1,926
Ginnie Mae I Pool 7% 8/15/2028	661	667
Ginnie Mae I Pool 7% 8/15/2028	134	135
Ginnie Mae I Pool 7% 8/15/2032	12,752	12,957
Ginnie Mae I Pool 7% 8/15/2032	952	971
Ginnie Mae I Pool 7% 8/15/2032	203	207
Ginnie Mae I Pool 7% 9/15/2028	1,002	1,010
Ginnie Mae I Pool 7% 9/15/2028	170	170
TOTAL UNITED STATES		4,491,831
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,910,146)		4,491,831

U.S. Treasury Obligations - 43.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028	3.49 to 3.60	188,901,900	185,323,095
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.60	187,988,000	184,441,195
US Treasury Notes 3.5% 2/15/2029	3.82 to 4.20	157,916,600	154,678,076
US Treasury Notes 3.625% 8/15/2028	3.38 to 3.62	98,200,800	96,881,227
US Treasury Notes 3.875% 5/15/2029	4.05 to 4.32	350,870,700	346,265,522
US Treasury Notes 4.25% 8/15/2029	4.40	127,791,600	127,252,479
US Treasury Notes 4.625% 9/30/2028	3.88 to 4.25	130,838,900	131,523,761
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,239,223,486)			1,226,365,355

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $40,351,345)	3.69	40,343,579	40,351,648

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,888,083,210)	2,869,489,734
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(26,132,046)
NET ASSETS - 100.0%	2,843,357,688

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	1,471	12/2026	301,968,719	(783,999)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,033,790.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $733,497,059 or 25.8% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Level 3 security.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	20,884,754	897,451,238	877,987,237	1,217,673	2,590	303	40,351,648	40,343,579
Fidelity Securities Lending Cash Central Fund	-	307,835,007	307,835,007	9,334	-	-	-	-
	20,884,754	1,205,286,245	1,185,822,244	1,227,007	2,590	303	40,351,648

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	350,511,145	-	350,511,145	-

Bank Notes
Financials	11,431,220	-	11,431,220	-

Collateralized Mortgage Obligations	31,603,119	-	31,603,119	-

Commercial Mortgage Securities	88,756,539	-	78,124,222	10,632,317

Foreign Government and Government Agency Obligations	4,319,828	-	4,319,828	-

Non-Convertible Corporate Bonds
Communication Services	24,870,672	-	24,870,672	-
Consumer Discretionary	89,078,771	-	89,078,771	-
Consumer Staples	39,697,518	-	39,697,518	-
Energy	37,966,145	-	37,966,145	-
Financials	734,505,228	-	734,505,228	-
Health Care	22,726,051	-	22,726,051	-
Industrials	40,603,955	-	40,603,955	-
Information Technology	26,024,814	-	26,024,814	-
Materials	14,949,304	-	14,949,304	-
Real Estate	10,749,731	-	10,749,731	-
Utilities	70,486,860	-	70,486,860	-

U.S. Government Agency - Mortgage Securities	4,491,831	-	4,491,831	-

U.S. Treasury Obligations	1,226,365,355	-	1,226,365,355	-

Money Market Funds	40,351,648	40,351,648	-	-
Total Investments in Securities:	2,869,489,734	40,351,648	2,818,505,769	10,632,317
Derivative Instruments:

Liabilities
Futures Contracts	(783,999)	(783,999)	-	-
Total Liabilities	(783,999)	(783,999)	-	-
Total Derivative Instruments:	(783,999)	(783,999)	-	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$2,829,138,086
Investments in securities, at value - affiliated issuers	40,351,648
Receivable for investments sold	91,524,528
Receivable for fund shares sold	6,504,331
Interest receivable	26,891,757
Distributions receivable from affiliated funds	151,312
Receivable for variation margin on futures contracts	57,461
Prepaid expenses	1,435
Receivable from investment adviser for expense reductions	8,259
Other receivables	5,828
Total assets	2,994,634,645
Liabilities
Payable for investments purchased	145,657,471
Payable for fund shares redeemed	3,441,681
Distributions payable	1,424,679
Accrued management fee	470,792
Transfer agent fee payable	233,826
Distribution and service plan fees payable	42,840
Other payables and accrued expenses	5,668
Total liabilities	151,276,957
Net Assets	$2,843,357,688
Net assets consist of:
Paid in capital	2,932,044,958
Total accumulated earnings (loss)	(88,687,270)
Net Assets	$2,843,357,688

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($203,578,733/24,214,543 shares) a	$8.41
Maximum offering price per share (100/98.50 of $8.41)	$8.54
Class M
Net Asset Value and redemption price per share ($40,498,648/4,817,125 shares) a	$8.41
Maximum offering price per share (100/98.50 of $8.41)	$8.54
Class C
Net Asset Value and offering price per share ($14,738,101/1,760,842 shares) a	$8.37
Fidelity® Short-Term Bond Fund
Net Asset Value, offering price and redemption price per share ($2,021,963,635/240,613,461 shares)	$8.40
Class I
Net Asset Value, offering price and redemption price per share ($197,573,616/23,500,377 shares)	$8.41
Class Z
Net Asset Value, offering price and redemption price per share ($186,202,659/22,160,745 shares)	$8.40
ETF Class
Net Asset Value, offering price and redemption price per share ($178,802,296/8,950,000 shares)	$19.98

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	2,847,731,865
Affiliated issuers, cost	40,351,345
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$1,227,007
Interest	112,582,752
Total investment income	113,809,759
Expenses
Management fee	5,198,445
Transfer agent fees	2,688,569
Distribution and service plan fees	529,163
Independent trustees' fees and expenses	5,543
Miscellaneous	896
Total expenses	8,422,616
Expense reductions	(100,275)
Total expenses after reductions	8,322,341
Net investment income (loss)	105,487,418
Net realized gain (loss)
Investments - unaffiliated issuers	3,105,045
Investments - affiliated issuers	2,590
Futures contracts	(3,778,241)
Net realized gain (loss)	(670,606)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(38,253,842)
Investments - affiliated issuers	303
Futures contracts	(1,328,224)
Total change in net unrealized appreciation (depreciation)	(39,581,763)
Net gain (loss)	(40,252,369)
Net increase (decrease) in net assets resulting from operations	$65,235,049
Other Information
Income from securities lending - Affiliated Issuers	9,334

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,487,418	$102,695,639
Net realized gain (loss)	(670,606)	(66,291)
Change in net unrealized appreciation (depreciation)	(39,581,763)	11,419,172
Net increase (decrease) in net assets resulting from operations	$65,235,049	$114,048,520
Distributions to shareholders
Distributions to shareholders	(104,900,364)	(100,077,447)
Total distributions	(104,900,364)	(100,077,447)
Net increase (decrease) in net assets resulting from share transactions	390,326,705	132,716,628
Total increase (decrease) in net assets	350,661,390	146,687,701
Net Assets
Beginning of period	2,492,696,298	2,346,008,597
End of period	$2,843,357,688	$2,492,696,298
Financial Highlights
Fidelity Advisor® Short-Term Bond Fund Class A

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.54	$8.49	$8.27	$8.27	$8.73
Income from Investment Operations
Net investment income (loss) A, B	.33	.35	.31	.20	.06
Net realized and unrealized gain (loss)	(.13)	.04	.22	(.03)	(.44)
Total from investment operations	.20	.39	.53	.17	(.38)
Distributions
Distributions from net investment income	(.33)	(.34)	(.31)	(.17)	(.05)
Distributions from net realized gain	-	-	-	-	(.03)
Total distributions	(.33)	(.34)	(.31)	(.17)	(.08)
Net asset value, end of period	$8.41	$8.54	$8.49	$8.27	$8.27
Total Return C, D	2.38%	4.68%	6.52%	2.10%	(4.38)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.50%	.50%	.50%	.59%	.65%
Ratio of expenses to average net assets net of fee waivers, if any	.50%	.50%	.50%	.59%	.65%
Ratio of expenses to average net assets net of all reductions, if any	.50%	.50%	.50%	.59%	.65%
Ratio of net investment income (loss) to average net assets	3.88%	4.11%	3.67%	2.41%	.72%
Net assets, end of period	$203,578,733	$199,178,987	$187,396,488	$190,153,267	$225,471,438
Portfolio turnover rate H	95% G	59%	68%	49%	52%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Short-Term Bond Fund Class M

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.54	$8.49	$8.27	$8.27	$8.73
Income from Investment Operations
Net investment income (loss) A, B	.33	.35	.31	.20	.06
Net realized and unrealized gain (loss)	(.13)	.04	.22	(.03)	(.44)
Total from investment operations	.20	.39	.53	.17	(.38)
Distributions
Distributions from net investment income	(.33)	(.34)	(.31)	(.17)	(.05)
Distributions from net realized gain	-	-	-	-	(.03)
Total distributions	(.33)	(.34)	(.31)	(.17)	(.08)
Net asset value, end of period	$8.41	$8.54	$8.49	$8.27	$8.27
Total Return C, D	2.37%	4.67%	6.51%	2.09%	(4.39)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.50%	.51%	.51%	.60%	.65%
Ratio of expenses to average net assets net of fee waivers, if any	.50%	.51%	.51%	.60%	.65%
Ratio of expenses to average net assets net of all reductions, if any	.50%	.51%	.51%	.60%	.65%
Ratio of net investment income (loss) to average net assets	3.88%	4.10%	3.66%	2.40%	.71%
Net assets, end of period	$40,498,648	$43,090,551	$48,080,764	$49,949,972	$57,269,403
Portfolio turnover rate H	95% G	59%	68%	49%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Short-Term Bond Fund Class C

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.50	$8.45	$8.24	$8.24	$8.72
Income from Investment Operations
Net investment income (loss) A, B	.26	.28	.23	.13	(.01)
Net realized and unrealized gain (loss)	(.13)	.04	.22	(.03)	(.44)
Total from investment operations	.13	.32	.45	.10	(.45)
Distributions
Distributions from net investment income	(.26)	(.27)	(.24)	(.10)	(.01)
Distributions from net realized gain	-	-	-	-	(.03)
Total distributions	(.26)	(.27)	(.24)	(.10)	(.03) C
Net asset value, end of period	$8.37	$8.50	$8.45	$8.24	$8.24
Total Return D, E	1.49%	3.79%	5.50%	1.23%	(5.17)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	1.36%	1.36%	1.36%	1.45%	1.51%
Ratio of expenses to average net assets net of fee waivers, if any	1.36%	1.36%	1.36%	1.45%	1.51%
Ratio of expenses to average net assets net of all reductions, if any	1.36%	1.36%	1.36%	1.45%	1.51%
Ratio of net investment income (loss) to average net assets	3.02%	3.25%	2.81%	1.55%	(.15)%
Net assets, end of period	$14,738,101	$18,368,101	$20,714,856	$28,551,928	$26,698,954
Portfolio turnover rate I	95% H	59%	68%	49%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Short-Term Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.53	$8.49	$8.27	$8.27	$8.73
Income from Investment Operations
Net investment income (loss) A, B	.35	.37	.32	.22	.08
Net realized and unrealized gain (loss)	(.13)	.03	.23	(.03)	(.44)
Total from investment operations	.22	.40	.55	.19	(.36)
Distributions
Distributions from net investment income	(.35)	(.36)	(.33)	(.19)	(.07)
Distributions from net realized gain	-	-	-	-	(.03)
Total distributions	(.35)	(.36)	(.33)	(.19)	(.10)
Net asset value, end of period	$8.40	$8.53	$8.49	$8.27	$8.27
Total Return C	2.57%	4.77%	6.73%	2.31%	(4.19)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	.30%	.30%	.30%	.39%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.30%	.30%	.30%	.39%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.30%	.30%	.30%	.39%	.45%
Ratio of net investment income (loss) to average net assets	4.08%	4.31%	3.87%	2.61%	.91%
Net assets, end of period	$2,021,963,635	$1,852,259,728	$1,703,483,478	$1,807,373,055	$2,086,261,415
Portfolio turnover rate G	95% F	59%	68%	49%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FPortfolio turnover rate excludes securities received or delivered in-kind.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Short-Term Bond Fund Class I

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.54	$8.49	$8.27	$8.27	$8.73
Income from Investment Operations
Net investment income (loss) A, B	.35	.37	.32	.21	.07
Net realized and unrealized gain (loss)	(.13)	.04	.23	(.02)	(.44)
Total from investment operations	.22	.41	.55	.19	(.37)
Distributions
Distributions from net investment income	(.35)	(.36)	(.33)	(.19)	(.07)
Distributions from net realized gain	-	-	-	-	(.03)
Total distributions	(.35)	(.36)	(.33)	(.19)	(.09) C
Net asset value, end of period	$8.41	$8.54	$8.49	$8.27	$8.27
Total Return D	2.58%	4.89%	6.73%	2.28%	(4.24)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.35%	.35%	.35%	.44%	.50%
Ratio of expenses to average net assets net of fee waivers, if any	.30%	.30%	.30%	.42%	.50%
Ratio of expenses to average net assets net of all reductions, if any	.30%	.30%	.30%	.42%	.50%
Ratio of net investment income (loss) to average net assets	4.08%	4.31%	3.87%	2.57%	.86%
Net assets, end of period	$197,573,616	$182,038,334	$177,640,186	$214,548,958	$252,903,444
Portfolio turnover rate H	95% G	59%	68%	49%	52%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Short-Term Bond Fund Class Z

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.53	$8.48	$8.27	$8.27	$8.73
Income from Investment Operations
Net investment income (loss) A, B	.35	.37	.33	.22	.09
Net realized and unrealized gain (loss)	(.13)	.04	.21	(.03)	(.45)
Total from investment operations	.22	.41	.54	.19	(.36)
Distributions
Distributions from net investment income	(.35)	(.36)	(.33)	(.19)	(.08)
Distributions from net realized gain	-	-	-	-	(.03)
Total distributions	(.35)	(.36)	(.33)	(.19)	(.10) C
Net asset value, end of period	$8.40	$8.53	$8.48	$8.27	$8.27
Total Return D	2.63%	4.94%	6.66%	2.38%	(4.10)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.25%	.25%	.25%	.34%	.40%
Ratio of expenses to average net assets net of fee waivers, if any	.25%	.25%	.25%	.31%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.25%	.25%	.25%	.31%	.36%
Ratio of net investment income (loss) to average net assets	4.13%	4.36%	3.92%	2.68%	1.00%
Net assets, end of period	$186,202,659	$197,760,597	$208,692,825	$192,634,934	$146,028,585
Portfolio turnover rate H	95% G	59%	68%	49%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Short-Term Bond Fund ETF Class

Years ended August 31,	2026 A
Selected Per Share Data
Net asset value, beginning of period	$20.00
Income from Investment Operations
Net investment income (loss) B, C	.18
Net realized and unrealized gain (loss)	(.10)
Total from investment operations	.08
Distributions
Distributions from net investment income	(.10)
Total distributions	(.10)
Net asset value, end of period	$19.98
Total Return D, E	.37%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.21% H
Ratio of expenses to average net assets net of fee waivers, if any	.20% H
Ratio of expenses to average net assets net of all reductions, if any	.20% H
Ratio of net investment income (loss) to average net assets	4.17% H
Net assets, end of period	$178,802,296
Portfolio turnover rate J	95% I

AFor the period June 16, 2026 (commencement of sale of shares) through August 31, 2026.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Short-Term Bond Fund	Class A, Class M, Class C, Fidelity® Short-Term Bond Fund, Class I, Class Z, and ETF Class
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

ETF Class shares are listed on The Nasdaq Stock Market LLC.

During the reporting period the class(es) listed below commenced sale of shares.

Class Name	Commencement Date
ETF Class	6/16/2026

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the listing exchange or the New York Stock Exchange (NYSE), as applicable, normally 4:00p.m. Eastern time.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Each class also differs with respect to exchange listing and blue sky filing fees. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income, except for ETF Class which declares, records, and pays distributions monthly. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, futures transactions, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Short-Term Bond Fund	2,885,767,619	4,420,160	(20,698,044)	(16,277,884)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Short-Term Bond Fund	1,162,986	(73,572,369)	(16,277,884)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Short-Term Bond Fund	(35,090,341)	(38,482,028)	(73,572,369)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Short-Term Bond Fund	104,900,364	104,900,364

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Short-Term Bond Fund	100,077,447	100,077,447

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Short-Term Bond Fund
Interest Rate Risk
Futures Contracts	-	(783,999)	(3,778,241)	(1,328,224)
Total Interest Rate Risk	-	(783,999)	(3,778,241)	(1,328,224)

Totals	-	(783,999)	(3,778,241)	(1,328,224)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Short-Term Bond Fund
Futures Contracts	314,585,714

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Short-Term Bond Fund	733,752,476	766,215,342

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
ETF Class	145,744,071	-

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Short-Term Bond Fund	0.20

Under the management contract, the investment adviser pays all other fund-level operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Short-Term Bond Fund
Class A	-	.15	302,605	37,588
Class M	-	.15	63,747	-
Class C	.75	.25	162,811	33,652
			529,163	71,240

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Short-Term Bond Fund
Class A A	1.50	.50	60,164
Class M A	1.50	.25	4,607
Class C B	-	1.00	970
			65,741

A  Class A and Class M purchases of $250,000 or more will not be subject to a front-end sales charge. Class A purchases may be subject, upon redemption, to a deferred sales charge of .75% or .50%. Class M purchases may be subject, upon redemption, to a deferred sales charge of .25%.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class except ETF Class.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

Bank of New York Mellon (BNY) is the transfer, dividend disbursing, and shareholder servicing agent for ETF Class. BNY receives a fixed dollar amount for ETF Class transfer agent fees.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees and annualized rate(s) were as follows:

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity® Short-Term Bond Fund
Class A	297,349	asset/account based	.15
Class M	65,752	asset/account based	.15
Class C	26,322	asset/account based	.16
Fidelity® Short-Term Bond Fund	1,925,887	asset-based	.10
Class I	272,421	asset/account based	.15
Class Z	97,837	asset-based	.05
ETF Class	3,001	fixed	.01

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Short-Term Bond Fund	$5,668

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Short-Term Bond Fund	1,015	-	-

  8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Short-Term Bond Fund
Class I	0.30	December 31, 2027	90,556
ETF Class	0.20	December 31, 2027	1,864

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Short-Term Bond Fund	6,960

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of ETF Class class-level operating expenses in the amount of $895.

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Short-Term Bond Fund
Class A	7,835,385	7,638,703
Class M	1,650,294	1,729,510
Class C	492,424	596,654
Fidelity® Short-Term Bond Fund	78,831,044	73,998,833
Class I	7,416,121	8,128,024
Class Z	8,089,786	7,985,723
ETF Class (Commencement of sale of shares June 16, 2026)	585,310	-
Total	104,900,364	100,077,447

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Short-Term Bond Fund
Class A
Shares sold	16,187,958	13,779,515	137,454,013	116,839,890
Reinvestment of distributions	888,172	860,103	7,539,518	7,304,807
Shares redeemed	(16,193,660)	(13,382,364)	(137,522,911)	(113,479,113)
Net increase (decrease)	882,470	1,257,254	7,470,620	10,665,584
Class M
Shares sold	1,472,000	1,104,627	12,508,944	9,384,776
Reinvestment of distributions	187,198	194,904	1,589,489	1,655,133
Shares redeemed	(1,889,642)	(1,915,765)	(16,051,814)	(16,262,682)
Net increase (decrease)	(230,444)	(616,234)	(1,953,381)	(5,222,773)
Class C
Shares sold	700,341	1,052,305	5,918,741	8,892,418
Reinvestment of distributions	56,914	67,454	481,298	570,375
Shares redeemed	(1,157,635)	(1,409,538)	(9,786,125)	(11,903,758)
Net increase (decrease)	(400,380)	(289,779)	(3,386,086)	(2,440,965)
Fidelity® Short-Term Bond Fund
Shares sold	76,812,462	60,355,578	651,721,969	511,610,818
Reinvestment of distributions	8,034,386	7,735,608	68,178,681	65,665,051
Shares redeemed	(61,306,923)	(51,772,970)	(520,127,070)	(438,982,685)
Net increase (decrease)	23,539,925	16,318,216	199,773,580	138,293,184
Class I
Shares sold	10,744,878	14,801,987	91,112,014	125,553,768
Reinvestment of distributions	835,942	925,202	7,095,743	7,857,847
Shares redeemed	(9,404,320)	(15,328,607)	(79,886,756)	(130,024,063)
Net increase (decrease)	2,176,500	398,582	18,321,001	3,387,552
Class Z
Shares sold	5,075,160	6,925,693	43,129,706	58,787,248
Reinvestment of distributions	674,115	678,635	5,720,882	5,760,647
Shares redeemed	(6,767,656)	(9,022,604)	(57,426,334)	(76,513,849)
Net increase (decrease)	(1,018,381)	(1,418,276)	(8,575,746)	(11,965,954)
ETF Class (Commencement of sale of shares June 16, 2026)
Shares sold	8,950,000	-	178,676,717	-
Net increase (decrease)	8,950,000	-	178,676,717	-

ETF Class issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. ETF Class is available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of ETF Class. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Short-Term Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Short-Term Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 36.17% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $85,968,710 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $104,900,364 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703606.129
STP-ANN-1026
Fidelity® SAI Short-Term Bond Fund

Annual Report
August 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Short-Term Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 12.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.2%
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2026-108A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9492% 7/18/2037 (b)(c)(d)	2,120,000	2,120,795
Golden Tree Loan Management US CLO 1 Ltd Series 2026-12A Class AR2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2036 (b)(c)(d)	2,100,000	2,106,474
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 1/20/2037 (b)(c)(d)	1,541,000	1,541,000
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (b)(c)(d)	1,854,000	1,854,979
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.9192% 1/20/2037 (b)(c)(d)	1,168,000	1,169,092
TOTAL BAILIWICK OF JERSEY		8,792,340
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	128,219	128,639
GRAND CAYMAN (UK OVERSEAS TER) - 4.1%
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (b)(c)(d)	2,611,000	2,614,272
Bain Capital Credit CLO Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8832% 4/22/2035 (b)(c)(d)	1,284,000	1,284,966
Bain Capital Credit CLO Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.7637% 10/21/2034 (b)(c)(d)	750,000	750,645
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8692% 1/20/2036 (b)(c)(d)	862,000	862,352
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7992% 7/18/2034 (b)(c)(d)	1,871,000	1,873,137
CIFC Funding Ltd Series 2025-4RA Class A1A2, CME Term SOFR 3 month Index + 0.99%, 4.7395% 1/17/2035 (b)(c)(d)	800,000	800,091
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.0232% 8/20/2034 (b)(c)(d)	1,123,000	1,123,678
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (b)(c)(d)	1,750,000	1,751,503
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (b)(c)(d)	2,823,000	2,823,246
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (b)(c)(d)	2,100,000	2,100,000
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (b)	347,604	346,209
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8132% 10/22/2034 (b)(c)(d)	1,495,000	1,497,072
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (b)(c)(d)	1,743,000	1,743,804
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.0029% 7/15/2036 (b)(c)(d)	1,764,000	1,765,387
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.8002% 1/25/2035 (b)(c)(d)	1,022,000	1,022,354
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (b)(c)(d)	1,674,000	1,674,909
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (b)(c)(d)	2,020,535	2,021,092
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2035 (b)(c)(d)	1,381,000	1,381,322
Voya CLOLtd / Voya CLO LLC Series 2026-4AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.9604% 10/15/2037 (b)(c)(d)	2,000,000	2,000,000
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		29,436,039
UNITED STATES - 7.4%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	393,018	393,120
Affirm Asset Securitization Trust Series 2026-X1 Class A, 4.27% 4/15/2031 (b)	1,468,800	1,468,262
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (b)	1,118,000	1,110,094
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	98,075	98,339
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	886,336	887,076
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (b)	382,000	379,029
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	311,000	310,416
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	974,000	956,932
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (b)	175,000	173,548
Axis Equipment Finance Receivables LLC Series 2026-1A Class A2, 4.73% 11/21/2033 (b)	470,000	469,783
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	51,734	51,950
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	823,256	826,338
CarMax Auto Owner Trust Series 2026-2 Class A3, 4.22% 6/16/2031	1,440,000	1,425,693
Carmax Select Receivables Trust Series 2026-B Class A3, 4.64% 12/16/2030	495,000	494,152
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	600,000	599,493
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031	255,000	254,282
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (b)	320,000	318,977
Chesapeake IV Funding DAC Series 2026-1A Class A3, 4.47% 2/15/2030 (b)	645,000	643,333
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	104,993	105,304
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.2818% 7/25/2034 (c)(d)	7,190	7,048
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	339,907	340,990
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	42,556	42,771
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	105,530	106,250
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	1,930,760	1,916,524
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	1,160,000	1,163,548
Exeter Automobile Receivables Trust Series 2026-3A Class A3, 4.47% 7/15/2030	1,825,000	1,821,609
Exeter Automobile Receivables Trust Series 2026-4A, 4.56% 10/15/2030	759,000	757,884
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (b)(c)(d)	2,128,000	2,128,560
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (b)(c)(d)	1,941,000	1,939,919
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	179,724	180,194
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	784,002	785,389
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,300,000	1,299,237
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	655,000	654,978
GMF Floorplan Owner Revolving Trust Series 2026-1A Class A1, 4.57% 5/15/2031 (b)	1,185,000	1,181,039
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	25,716	25,750
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (b)	1,705,000	1,703,325
Haloan Series 2026-1A Class A, 5.39% 8/20/2041 (b)	525,000	524,029
Hyundai Auto Receivables Trust Series 2025-B Class A3, 4.36% 12/17/2029	2,327,000	2,323,940
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8092% 7/20/2036 (b)(c)(d)	1,834,000	1,833,989
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (b)	1,725,000	1,723,377
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (b)	655,000	653,834
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	122,543	122,881
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (b)	1,120,000	1,118,456
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	456,000	453,376
Optn Series 2026-A Class A, 4.32% 1/9/2034 (b)	151,000	149,420
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (b)	440,000	438,527
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	513,889	506,994
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (b)	270,000	268,191
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (b)	86,996	87,024
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	245,561	245,909
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (b)	298,161	297,861
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (b)	477,997	476,989
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (b)	375,000	374,712
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	26,397	26,418
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (b)	160,083	160,064
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (b)	1,398,000	1,387,965
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (b)	1,983,000	1,970,668
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6418% 9/25/2034 (c)(d)	9,654	10,247
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	297,103	298,164
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	616,000	615,954
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,944,000	1,947,339
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	479,800	482,680
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	1,957,000	1,960,296
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (b)	1,330,000	1,329,112
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	2,022,585	2,017,033
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	859,212	859,559
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	314,000	311,475
TOTAL UNITED STATES		51,997,619
TOTAL ASSET-BACKED SECURITIES (Cost $90,394,570)		90,354,637

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Banks - 0.5%
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	1,204,000	1,209,291
US Bank NA/Cincinnati OH 4.535% 5/20/2029 (c)	2,130,000	2,121,679

TOTAL UNITED STATES		3,330,970
TOTAL BANK NOTES (Cost $3,334,000)		3,330,970

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (b)(c)	691,470	682,542
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	338,535	298,020
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (b)(f)	430,955	426,885
BRAVO Residential Funding Trust Series 2026-NQM5 Class A1FC, 5.36% 6/25/2066 (b)(c)	1,165,732	1,161,242
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	59,099	58,891
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	1,219	1,235
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0577% 5/25/2045 (c)(d)	96,080	95,269
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1077% 7/25/2046 (c)(d)	91,272	91,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	13,775	13,613
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	139,877	130,632
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(c)	374,571	376,138
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (b)(c)	869,550	864,113
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	66,400	62,913
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	19,591	19,444
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	182,180	178,604
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (b)(c)	77,641	75,873
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (b)(c)	404,316	396,207
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (b)(c)	139,534	136,674
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	603,559	585,758
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (c)(d)	130	122
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (b)(f)	1,210,660	1,205,015
TOTAL UNITED STATES		6,860,348
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,929,122)		6,860,348

Commercial Mortgage Securities - 3.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (b)(c)(d)	1,764,000	1,772,820
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (b)(c)(d)	167,000	167,209
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	140,119	139,285
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	44,107	43,909
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (b)(c)(d)(e)	382,031	382,508
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (b)(c)(d)	1,128,000	1,128,702
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (b)(c)(d)	1,973,000	1,975,466
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (b)(c)(d)	1,199,000	1,195,931
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (b)(c)(d)(e)	2,121,664	2,117,696
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (b)(c)(d)	1,271,846	1,273,436
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (b)(c)(d)	223,834	224,254
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (b)(c)	573,287	574,183
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (b)(c)(d)	563,469	563,822
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (b)(c)	640,000	641,600
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6035% 11/15/2038 (b)(c)(d)	279,232	279,232
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (b)(c)(d)	589,038	589,958
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (b)(c)(d)(e)	393,879	394,618
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (b)(c)	590,000	591,475
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (b)(c)(d)	1,012,153	1,013,419
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (b)(c)(d)	321,000	321,201
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (b)(c)	760,789	763,166
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	647,689	496,817
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	393,521	297,018
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	145,547	144,505
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (b)(c)(d)	433,000	433,541
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (b)(c)(d)	951,920	953,705
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (b)(c)(d)(e)	1,098,071	1,098,757
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2545% 9/15/2029 (b)(c)(d)	44,434	43,740
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (b)(c)(d)	338,000	338,000
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (b)(c)(d)	626,000	589,223
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (b)(c)(d)	1,012,448	1,013,081
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (b)(c)(d)	1,145,000	1,145,716
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class A3, 4.175% 9/15/2061	348,885	344,036
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (b)(c)(d)	762,000	758,190
TOTAL UNITED STATES		23,810,219
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,069,681)		23,810,219

Non-Convertible Corporate Bonds - 41.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Glencore Funding LLC 4.907% 4/1/2028 (b)	459,000	459,706
Glencore Funding LLC 5.338% 4/4/2027 (b)	2,568,000	2,580,029

TOTAL AUSTRALIA		3,039,735
CANADA - 2.6%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	1,547,000	1,527,342
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Enbridge Inc 4.2% 11/20/2028	975,000	963,597
Enbridge Inc 4.6% 6/20/2028	311,000	310,274
Enbridge Inc 5.25% 4/5/2027	727,000	729,972
Enbridge Inc 5.9% 11/15/2026	588,000	589,116
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	445,000	445,415
TransCanada PipeLines Ltd 4.25% 5/15/2028	1,467,000	1,456,065
TOTAL ENERGY		4,494,439
Financials - 1.8%
Banks - 1.8%
Bank of Montreal 4.338% 3/19/2030 (c)	1,665,000	1,645,226
Bank of Montreal 4.547% 6/2/2029 (c)	1,750,000	1,743,248
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)	1,999,000	2,003,297
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (c)	720,000	708,989
Canadian Imperial Bank of Commerce 4.723% 6/16/2029 (c)	2,120,000	2,116,104
Royal Bank of Canada 4.4% 4/17/2030 (c)	1,790,000	1,765,095
Royal Bank of Canada 4.652% 7/10/2029 (c)	2,130,000	2,124,563
TOTAL FINANCIALS		12,106,522
TOTAL CANADA		18,128,303
DENMARK - 0.6%
Financials - 0.6%
Banks - 0.6%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	2,201,000	2,197,630
Danske Bank A/S 4.662% 3/27/2029 (b)(c)	2,207,000	2,203,496

TOTAL DENMARK		4,401,126
FRANCE - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 4% 1/13/2029 (b)	791,000	776,649
Financials - 1.5%
Banks - 1.5%
Banque Federative du Credit Mutuel SA 4.786% 7/9/2029 (b)	1,445,000	1,433,701
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	2,352,000	2,345,197
BPCE SA 6.612% 10/19/2027 (b)(c)	540,000	541,417
Societe Generale SA 4.857% 7/7/2029 (b)(c)	2,120,000	2,110,064
Societe Generale SA 5.249% 5/22/2029 (b)(c)	2,440,000	2,447,451
Societe Generale SA 5.5% 4/13/2029 (b)(c)	538,000	541,503
Societe Generale SA 5.519% 1/19/2028 (b)(c)	1,284,000	1,287,552
TOTAL FINANCIALS		10,706,885
TOTAL FRANCE		11,483,534
GERMANY - 2.8%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
BMW US Capital LLC 4.3% 3/17/2028 (b)	2,216,000	2,201,636
Mercedes-Benz Finance North America LLC 4.125% 3/10/2028 (b)	2,164,000	2,142,561
Mercedes-Benz Finance North America LLC 4.875% 8/3/2029 (b)	2,120,000	2,112,242
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	917,000	920,421
TOTAL CONSUMER DISCRETIONARY		7,376,860
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	1,944,000	1,956,618
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	2,495,000	2,506,010
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,926,000	1,972,078
TOTAL FINANCIALS		6,434,706
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	1,834,000	1,809,629
Bayer US Finance LLC 6.125% 11/21/2026 (b)	1,633,000	1,636,526
TOTAL HEALTH CARE		3,446,155
Industrials - 0.4%
Machinery - 0.4%
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	706,000	708,284
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	1,284,000	1,286,690
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	597,000	600,666
TOTAL INDUSTRIALS		2,595,640
TOTAL GERMANY		19,853,361
IRELAND - 1.3%
Financials - 0.9%
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	1,614,000	1,593,855
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,194,000	1,171,531
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	926,000	930,789
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,287,000	2,310,833
TOTAL FINANCIALS		6,007,008
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	322,000	313,215
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (b)	638,000	622,929
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	1,314,000	1,315,898
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	852,000	863,257
TOTAL INDUSTRIALS		3,115,299
TOTAL IRELAND		9,122,307
ITALY - 0.5%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5% 6/29/2030 (b)(c)	1,154,000	1,147,582
Utilities - 0.3%
Electric Utilities - 0.3%
ENEL Finance International NV 4.125% 9/30/2028 (b)	606,000	598,073
ENEL Finance International NV 5.125% 6/26/2029 (b)	1,849,000	1,860,662
TOTAL UTILITIES		2,458,735
TOTAL ITALY		3,606,317
JAPAN - 1.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	200,042
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	199,091
NTT Finance Corp 4.741% 3/31/2028 (b)	1,439,000	1,436,356
TOTAL COMMUNICATION SERVICES		1,835,489
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	942,000	944,520
Financials - 0.7%
Banks - 0.7%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)	200,000	198,223
Mitsubishi UFJ Financial Group Inc 4.98% 7/24/2030 (c)	296,000	295,796
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	1,834,000	1,847,976
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)	720,000	712,161
Mizuho Financial Group Inc 4.782% 7/13/2030 (c)	2,120,000	2,104,506
TOTAL FINANCIALS		5,158,662
TOTAL JAPAN		7,938,671
NETHERLANDS - 0.3%
Financials - 0.2%
Banks - 0.2%
ING Groep NV 4.858% 3/25/2029 (c)	1,405,000	1,406,299
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	494,000	488,956
TOTAL NETHERLANDS		1,895,255
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Santander SA 5.005% 8/25/2030 (c)	1,200,000	1,195,995
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS AG/Stamford CT 4.302% 3/16/2029 (c)	1,386,000	1,378,037
UNITED KINGDOM - 3.7%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 3.557% 8/15/2027	2,568,000	2,546,379
BAT International Finance PLC 5.931% 2/2/2029	917,000	940,018
TOTAL CONSUMER STAPLES		3,486,397
Financials - 3.2%
Banks - 3.0%
Barclays PLC 5.086% 2/25/2029 (c)	2,201,000	2,206,708
Barclays PLC 5.501% 8/9/2028 (c)	734,000	739,155
Barclays PLC 5.674% 3/12/2028 (c)	1,101,000	1,107,817
Barclays PLC 7.385% 11/2/2028 (c)	1,908,000	1,961,774
HSBC Holdings PLC 4.711% 5/12/2030 (c)	1,420,000	1,405,792
HSBC Holdings PLC 4.899% 3/3/2029 (c)	1,963,000	1,965,952
HSBC Holdings PLC 5.597% 5/17/2028 (c)	734,000	738,699
HSBC Holdings PLC 7.39% 11/3/2028 (c)	1,834,000	1,889,868
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)	1,110,000	1,090,514
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	1,508,000	1,508,536
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	1,963,000	1,994,706
NatWest Group PLC 4.892% 5/18/2029 (c)	2,018,000	2,020,981
NatWest Group PLC 5.516% 9/30/2028 (c)	1,834,000	1,850,796
Standard Chartered PLC 4.299% 1/13/2030 (b)(c)	973,000	956,245
		21,437,543
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	1,431,000	1,434,814
TOTAL FINANCIALS		22,872,357
TOTAL UNITED KINGDOM		26,358,754
UNITED STATES - 25.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (b)	222,000	218,826
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	2,045,000	2,003,941
Discovery Global Holdings Inc 3.755% 3/15/2027	869,000	863,525
		2,867,466
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.375% 4/15/2029	917,000	884,134
TOTAL COMMUNICATION SERVICES		3,970,426
Consumer Discretionary - 2.5%
Automobiles - 2.1%
American Honda Finance Corp 4.55% 4/10/2028	370,000	368,774
General Motors Financial Co Inc 4.2% 10/27/2028	787,000	776,369
General Motors Financial Co Inc 4.75% 4/6/2029	2,170,000	2,157,328
General Motors Financial Co Inc 5.4% 5/8/2027	1,834,000	1,844,149
General Motors Financial Co Inc 5.8% 1/7/2029	917,000	933,993
General Motors Financial Co Inc 6% 1/9/2028	1,522,000	1,543,931
Hyundai Capital America 2.375% 10/15/2027 (b)	1,688,000	1,645,198
Hyundai Capital America 4.5% 6/16/2028 (b)	1,077,000	1,070,907
Hyundai Capital America 4.6% 4/6/2028 (b)	1,810,000	1,803,453
Hyundai Capital America 4.875% 6/23/2027 (b)	2,153,000	2,160,876
		14,304,978
Broadline Retail - 0.2%
Amazon.com Inc 4.6% 7/9/2029	1,770,000	1,761,908
Specialty Retail - 0.2%
AutoNation Inc 4.45% 1/15/2029	1,776,000	1,751,248
TOTAL CONSUMER DISCRETIONARY		17,818,134
Consumer Staples - 0.2%
Food Products - 0.2%
Conagra Brands Inc 5.3% 10/1/2026	1,101,000	1,101,834
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Diamondback Energy Inc 5.2% 4/18/2027	2,014,000	2,022,950
Energy Transfer LP 6% 2/1/2029 (b)	1,834,000	1,843,429
EQT Corp 3.9% 10/1/2027	4,624,000	4,583,536
MPLX LP 4.25% 12/1/2027	1,467,000	1,459,978
ONEOK Inc 4.25% 9/24/2027	185,000	184,496
Targa Resources Corp 4.35% 1/15/2029	178,000	176,209
TOTAL ENERGY		10,270,598
Financials - 16.8%
Banks - 7.7%
Bank of America Corp 4.623% 5/9/2029 (c)	2,385,000	2,379,823
Bank of America Corp 4.979% 1/24/2029 (c)	2,201,000	2,209,671
Bank of America Corp 5.819% 9/15/2029 (c)	2,935,000	2,989,778
Citigroup Inc 3.52% 10/27/2028 (c)	1,834,000	1,810,345
Citigroup Inc 3.887% 1/10/2028 (c)	2,733,000	2,727,074
Citigroup Inc 4.075% 4/23/2029 (c)	2,047,000	2,024,485
Citigroup Inc 4.786% 3/4/2029 (c)	1,853,000	1,852,682
First-Citizens Bank & Trust Co 5.097% 7/13/2029 (c)	1,859,000	1,854,791
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,871,000	1,915,659
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	2,036,000	2,029,738
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	2,201,000	2,198,004
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	3,669,000	3,671,479
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	2,133,000	2,120,904
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	2,302,000	2,300,087
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (c)	1,800,000	1,793,828
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	1,830,000	1,822,798
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	693,000	687,241
Santander Holdings USA Inc 3.244% 10/5/2026	2,265,000	2,262,467
Truist Financial Corp 4.123% 6/6/2028 (c)	734,000	730,976
Truist Financial Corp 4.873% 1/26/2029 (c)	2,421,000	2,422,836
Truist Financial Corp 7.161% 10/30/2029 (c)	1,376,000	1,438,071
US Bancorp 4.653% 2/1/2029 (c)	1,834,000	1,831,586
Wells Fargo & Co 4.577% 5/20/2029 (c)	2,130,000	2,122,983
Wells Fargo & Co 4.808% 7/25/2028 (c)	2,806,000	2,810,681
Wells Fargo & Co 4.97% 4/23/2029 (c)	1,660,000	1,665,700
Wells Fargo & Co 5.707% 4/22/2028 (c)	2,201,000	2,216,350
		53,890,037
Capital Markets - 4.7%
Ares Strategic Income Fund 4.85% 1/15/2029	2,203,000	2,164,093
Ares Strategic Income Fund 5.45% 9/9/2028	2,189,000	2,180,740
Athene Global Funding 4.95% 1/7/2027 (b)	1,938,000	1,941,081
Athene Global Funding 5.339% 1/15/2027 (b)	934,000	936,601
Athene Global Funding 5.516% 3/25/2027 (b)	2,275,000	2,286,164
Blackstone Private Credit Fund 7.3% 11/27/2028	2,000,000	2,062,216
Equitable America Global Funding 4.65% 6/9/2028 (b)	946,000	941,857
Equitable America Global Funding 4.95% 6/25/2029 (b)	2,114,000	2,107,934
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	2,476,000	2,463,725
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	2,091,000	2,072,347
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	2,201,000	2,205,715
HPS Corporate Lending Fund 4.9% 9/11/2028	1,742,000	1,713,001
HPS Corporate Lending Fund 5.15% 4/2/2029 (b)	126,000	122,996
HPS Corporate Lending Fund 5.3% 6/5/2027	1,597,000	1,598,361
LPL Holdings Inc 4.9% 4/3/2028	725,000	724,320
Morgan Stanley 4.868% 7/12/2029 (c)	907,000	907,087
Morgan Stanley 4.994% 4/12/2029 (c)	1,229,000	1,233,007
Morgan Stanley 6.296% 10/18/2028 (c)	2,330,000	2,372,826
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,712,000	1,710,744
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	1,750,000	1,736,497
		33,481,312
Consumer Finance - 2.0%
Ally Financial Inc 4.75% 6/9/2027	825,000	826,688
Ally Financial Inc 7.1% 11/15/2027	1,467,000	1,504,455
American Express Co 4.444% 5/3/2030 (c)	1,790,000	1,769,998
American Express Co 4.731% 4/25/2029 (c)	1,798,000	1,798,984
Capital One Financial Corp 5.468% 2/1/2029 (c)	1,467,000	1,479,638
Capital One Financial Corp 7.149% 10/29/2027 (c)	1,192,000	1,196,743
Ford Motor Credit Co LLC 4.97% 4/6/2029	200,000	197,868
Ford Motor Credit Co LLC 5.303% 9/6/2029	210,000	209,339
Ford Motor Credit Co LLC 5.431% 8/13/2029	596,000	595,869
Ford Motor Credit Co LLC 5.8% 3/5/2027	1,467,000	1,474,220
Ford Motor Credit Co LLC 5.85% 5/17/2027	2,201,000	2,214,607
Stellantis Financial Services US Corp 4.95% 9/15/2028 (b)	535,000	530,420
Stellantis Financial Services US Corp 5.4% 6/15/2029 (b)	540,000	533,397
Synchrony Financial 5.45% 10/15/2030 (c)	193,000	192,849
		14,525,075
Financial Services - 0.8%
CNH Industrial Capital LLC 4.5% 10/8/2027	1,444,000	1,442,433
Corebridge Financial Inc 3.85% 4/5/2029	2,201,000	2,139,589
Equitable Holdings Inc 4.35% 4/20/2028	487,000	482,983
Global Payments Inc 4.5% 11/15/2028	1,614,000	1,591,579
		5,656,584
Insurance - 1.6%
Brown & Brown Inc 4.7% 6/23/2028	444,000	442,758
Corebridge Global Funding 4.9% 1/7/2028 (b)	953,000	955,390
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,847,000	1,849,901
Lincoln Financial Global Funding 5.3% 1/13/2030 (b)	1,252,000	1,257,646
MassMutual Global Funding II 4% 1/22/2029 (b)	636,000	624,253
Principal Life Global Funding II 4.65% 5/18/2029 (b)	2,130,000	2,111,359
Reinsurance Group of America Inc 3.9% 5/15/2029	730,000	709,737
RGA Global Funding 4.35% 8/25/2028 (b)	2,234,000	2,210,653
Western-Southern Global Funding 4.25% 1/29/2029 (b)	1,394,000	1,372,235
		11,533,932
TOTAL FINANCIALS		119,086,940
Health Care - 0.9%
Health Care Equipment & Supplies - 0.1%
Augusta SpinCo Corp 4.398% 3/23/2029	908,000	897,202
Health Care Providers & Services - 0.8%
Centene Corp 2.45% 7/15/2028	655,000	623,992
CVS Health Corp 4.3% 3/25/2028	1,834,000	1,821,241
HCA Inc 5% 3/1/2028	954,000	957,321
HCA Inc 5.625% 9/1/2028	1,834,000	1,856,525
Icon Investments Six DAC 5.064% 8/13/2029 (b)	200,000	199,604
		5,458,683
TOTAL HEALTH CARE		6,355,885
Industrials - 0.4%
Aerospace & Defense - 0.2%
Boeing Co 5.04% 5/1/2027	917,000	919,165
Boeing Co 6.259% 5/1/2027	164,000	165,749
		1,084,914
Professional Services - 0.0%
Leidos Inc 4.1% 3/15/2029	525,000	514,577
Trading Companies & Distributors - 0.2%
Sumisho Air Lease Corp 4.4% 3/24/2028 (b)	987,000	980,883
Sumisho Air Lease Corp 4.5% 3/24/2029 (b)	265,000	261,635
		1,242,518
TOTAL INDUSTRIALS		2,842,009
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.75% 4/1/2028	2,047,000	2,048,723
Software - 0.2%
Oracle Corp 4.55% 2/4/2029	1,700,000	1,661,485
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	877,000	875,337
TOTAL INFORMATION TECHNOLOGY		4,585,545
Materials - 0.1%
Construction Materials - 0.1%
Amrize Finance US LLC 4.7% 4/7/2028	445,000	444,805
Real Estate - 0.3%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	115,000	114,665
Office REITs - 0.1%
Kilroy Realty LP 4.25% 8/15/2029	530,000	513,766
Specialized REITs - 0.2%
American Tower Corp 5.5% 3/15/2028	917,000	927,279
Crown Castle Inc 4% 3/1/2027	459,000	458,050
Equinix Inc 5% 8/15/2029	350,000	349,876
		1,735,205
TOTAL REAL ESTATE		2,363,636
Utilities - 2.1%
Electric Utilities - 1.7%
Cleveland Electric Illuminating Co/The 5% 2/15/2030 (b)	588,000	587,282
Emera US Finance LLC 4.5% 4/1/2029	2,097,000	2,070,654
Eversource Energy 5.45% 3/1/2028	917,000	925,609
Georgia Power Co 4.6% 6/15/2029	2,140,000	2,132,267
Jersey Central Power & Light Co 4.15% 1/15/2029	1,244,000	1,227,321
Monongahela Power Co 4.45% 8/15/2029 (b)	989,000	977,740
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	1,054,000	1,056,563
Pinnacle West Capital Corp 4.65% 6/1/2029	2,120,000	2,106,582
Pinnacle West Capital Corp 4.9% 5/15/2028	376,000	376,833
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	541,000	542,081
		12,002,932
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 5.2% 7/15/2029	98,000	98,021
AES Corp/The 5.45% 6/1/2028	1,467,000	1,477,984
		1,576,005
Multi-Utilities - 0.2%
DTE Energy Co 4.875% 6/1/2028	1,344,000	1,346,438
TOTAL UTILITIES		14,925,375
TOTAL UNITED STATES		183,765,187
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $292,477,846)		292,166,582

U.S. Government Agency - Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	30,001	29,130
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	15,177	14,737
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	40,074	38,911
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	274,830	263,845
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	52,058	52,577
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	16	16
Freddie Mac Gold Pool 8.5% 6/1/2027	29	30
Freddie Mac Gold Pool 8.5% 7/1/2028	1	1
Freddie Mac Gold Pool 8.5% 8/1/2027	73	74
Freddie Mac Gold Pool 8.5% 8/1/2027	6	6
Ginnie Mae I Pool 7% 1/15/2028	25	25
Ginnie Mae I Pool 7% 1/15/2028	23	23
Ginnie Mae I Pool 7% 1/15/2029	68	69
Ginnie Mae I Pool 7% 1/15/2029	33	34
Ginnie Mae I Pool 7% 1/15/2031	67	68
Ginnie Mae I Pool 7% 1/15/2032	52	53
Ginnie Mae I Pool 7% 10/15/2028	72	73
Ginnie Mae I Pool 7% 10/15/2028	46	46
Ginnie Mae I Pool 7% 10/15/2028	11	11
Ginnie Mae I Pool 7% 11/15/2027	8	7
Ginnie Mae I Pool 7% 11/15/2028	195	197
Ginnie Mae I Pool 7% 11/15/2028	13	13
Ginnie Mae I Pool 7% 12/15/2028	46	47
Ginnie Mae I Pool 7% 12/15/2028	12	12
Ginnie Mae I Pool 7% 12/15/2029	22	22
Ginnie Mae I Pool 7% 2/15/2028	6	5
Ginnie Mae I Pool 7% 2/15/2031	49	50
Ginnie Mae I Pool 7% 2/15/2032	45	46
Ginnie Mae I Pool 7% 3/15/2031	40	40
Ginnie Mae I Pool 7% 3/15/2031	18	18
Ginnie Mae I Pool 7% 3/15/2032	81	82
Ginnie Mae I Pool 7% 3/15/2032	46	47
Ginnie Mae I Pool 7% 4/15/2028	116	116
Ginnie Mae I Pool 7% 4/15/2028	12	12
Ginnie Mae I Pool 7% 4/15/2028	6	5
Ginnie Mae I Pool 7% 4/15/2029	100	101
Ginnie Mae I Pool 7% 4/15/2029	26	27
Ginnie Mae I Pool 7% 4/15/2032	127	130
Ginnie Mae I Pool 7% 4/15/2032	68	69
Ginnie Mae I Pool 7% 5/15/2029	38	39
Ginnie Mae I Pool 7% 5/15/2031	261	265
Ginnie Mae I Pool 7% 5/15/2032	37	38
Ginnie Mae I Pool 7% 6/15/2028	46	47
Ginnie Mae I Pool 7% 6/15/2028	25	25
Ginnie Mae I Pool 7% 6/15/2032	166	168
Ginnie Mae I Pool 7% 6/15/2032	63	64
Ginnie Mae I Pool 7% 7/15/2028	187	188
Ginnie Mae I Pool 7% 7/15/2028	46	47
Ginnie Mae I Pool 7% 7/15/2028	33	33
Ginnie Mae I Pool 7% 7/15/2029	172	174
Ginnie Mae I Pool 7% 7/15/2029	61	62
Ginnie Mae I Pool 7% 7/15/2031	159	161
Ginnie Mae I Pool 7% 7/15/2031	153	156
Ginnie Mae I Pool 7% 8/15/2028	171	173
Ginnie Mae I Pool 7% 8/15/2028	59	59
Ginnie Mae I Pool 7% 8/15/2028	12	12
Ginnie Mae I Pool 7% 8/15/2032	1,145	1,164
Ginnie Mae I Pool 7% 8/15/2032	335	341
Ginnie Mae I Pool 7% 8/15/2032	30	30
Ginnie Mae I Pool 7% 9/15/2028	90	91
Ginnie Mae I Pool 7% 9/15/2028	15	16
TOTAL UNITED STATES		404,128
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $454,161)		404,128

U.S. Treasury Obligations - 40.7%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028	3.49	44,340,600	43,500,554
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.60	44,116,600	43,284,244
US Treasury Notes 3.5% 2/15/2029 (h)	3.39 to 3.82	56,644,300	55,482,649
US Treasury Notes 3.625% 8/15/2028	3.38	33,785,000	33,331,014
US Treasury Notes 3.875% 5/15/2029	4.05 to 4.32	63,130,800	62,302,208
US Treasury Notes 4.25% 8/15/2029	4.40	51,025,100	50,809,838
TOTAL U.S. TREASURY OBLIGATIONS (Cost $292,309,307)			288,710,507

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $7,258,038)	3.69	7,256,730	7,258,181

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $717,226,725)	712,895,572
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(3,556,795)
NET ASSETS - 100.0%	709,338,777

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	408	12/2026	83,754,750	(217,452)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $184,011,432 or 25.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $585,736.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	39,103,643	853,052,448	884,897,216	1,055,564	(837)	143	7,258,181	7,256,730
Fidelity Securities Lending Cash Central Fund	-	413,264,083	413,260,281	34,720	(3,802)	-	-	-
	39,103,643	1,266,316,531	1,298,157,497	1,090,284	(4,639)	143	7,258,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	90,354,637	-	90,354,637	-

Bank Notes
Financials	3,330,970	-	3,330,970	-

Collateralized Mortgage Obligations	6,860,348	-	6,860,348	-

Commercial Mortgage Securities	23,810,219	-	19,816,640	3,993,579

Non-Convertible Corporate Bonds
Communication Services	6,582,564	-	6,582,564	-
Consumer Discretionary	25,194,994	-	25,194,994	-
Consumer Staples	7,060,093	-	7,060,093	-
Energy	14,765,037	-	14,765,037	-
Financials	191,902,119	-	191,902,119	-
Health Care	9,802,040	-	9,802,040	-
Industrials	8,552,948	-	8,552,948	-
Information Technology	5,074,501	-	5,074,501	-
Materials	3,484,540	-	3,484,540	-
Real Estate	2,363,636	-	2,363,636	-
Utilities	17,384,110	-	17,384,110	-

U.S. Government Agency - Mortgage Securities	404,128	-	404,128	-

U.S. Treasury Obligations	288,710,507	-	288,710,507	-

Money Market Funds	7,258,181	7,258,181	-	-
Total Investments in Securities:	712,895,572	7,258,181	701,643,812	3,993,579
Derivative Instruments:

Liabilities
Futures Contracts	(217,452)	(217,452)	-	-
Total Liabilities	(217,452)	(217,452)	-	-
Total Derivative Instruments:	(217,452)	(217,452)	-	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2026 ($)
Commercial Mortgage Securities	1,663,528	(14,013)	(22,737)	9,517,395	(19,781,112)	2,993	12,627,525	-	3,993,579	(23,256)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$705,637,391
Investments in securities, at value - affiliated issuers	7,258,181
Receivable for investments sold	44,992,349
Interest receivable	6,664,434
Distributions receivable from affiliated funds	24,298
Receivable for variation margin on futures contracts	15,938
Total assets	764,592,591
Liabilities
Payable to custodian bank	5,809
Payable for investments purchased	54,911,831
Payable for fund shares redeemed	25,527
Distributions payable	101,730
Accrued management fee	118,145
Other payables and accrued expenses	90,772
Total liabilities	55,253,814
Net Assets	$709,338,777
Net assets consist of:
Paid in capital	737,438,829
Total accumulated earnings (loss)	(28,100,052)
Net Assets	$709,338,777

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($709,338,777/73,581,668 shares)	$9.64

Other Information
Unaffiliated issuers, cost	709,968,687
Affiliated issuers, cost	7,258,038
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$1,090,284
Interest	108,970,518
Total investment income	110,060,802
Expenses
Management fee	5,002,383
Custodian fees and expenses	24,705
Independent trustees' fees and expenses	6,448
Registration fees	82,969
Audit	100,236
Legal	2,449
Commitment fee	3,705
Miscellaneous	7,925
Total expenses	5,230,820
Expense reductions	(10,771)
Total expenses after reductions	5,220,049
Net investment income (loss)	104,840,753
Net realized gain (loss)
Investments - unaffiliated issuers	13,276,280
Investments - affiliated issuers	(4,639)
Redemptions in-kind	(9,817,157)
Futures contracts	(1,795,206)
Net realized gain (loss)	1,659,278
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(41,309,527)
Investments - affiliated issuers	143
Futures contracts	(871,563)
Total change in net unrealized appreciation (depreciation)	(42,180,947)
Net gain (loss)	(40,521,669)
Net increase (decrease) in net assets resulting from operations	$64,319,084
Other Information
Income from securities lending - Affiliated Issuers	34,720

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,840,753	$188,202,337
Net realized gain (loss)	1,659,278	10,762,019
Change in net unrealized appreciation (depreciation)	(42,180,947)	1,727,517
Net increase (decrease) in net assets resulting from operations	$64,319,084	$200,691,873
Distributions to shareholders
Distributions to shareholders	(116,723,702)	(181,780,971)
Total distributions	(116,723,702)	(181,780,971)
Net increase (decrease) in net assets resulting from share transactions	(3,296,772,399)	(18,698,900)
Total increase (decrease) in net assets	(3,349,177,017)	212,002
Net Assets
Beginning of period	4,058,515,794	4,058,303,792
End of period	$709,338,777	$4,058,515,794
Financial Highlights
Fidelity® SAI Short-Term Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.79	$9.74	$9.52	$9.55	$10.01
Income from Investment Operations
Net investment income (loss) A, B	.41	.44	.42	.31	.08
Net realized and unrealized gain (loss)	(.13)	.03	.20	(.10)	(.48)
Total from investment operations	.28	.47	.62	.21	(.40)
Distributions
Distributions from net investment income	(.43)	(.42)	(.40)	(.24)	(.06)
Distributions from net realized gain	-	-	-	-	.00 C
Total distributions	(.43)	(.42)	(.40)	(.24)	(.06)
Net asset value, end of period	$9.64	$9.79	$9.74	$9.52	$9.55
Total Return D	2.95%	4.98%	6.60%	2.20%	(4.01)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.21%	.21%	.21%	.26%	.31%
Ratio of expenses to average net assets net of fee waivers, if any	.21%	.21%	.21%	.26%	.30%
Ratio of expenses to average net assets net of all reductions, if any	.21%	.21%	.21%	.26%	.30%
Ratio of net investment income (loss) to average net assets	4.19%	4.52%	4.41%	3.30%	.77%
Net assets, end of period	$709,338,777	$4,058,515,794	$4,058,303,792	$3,202,288,964	$1,843,085,510
Portfolio turnover rate H	117% G	87%	59%	55%	74%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® SAI Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, futures transactions, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Short-Term Bond Fund	716,323,927	1,721,440	(5,149,795)	(3,428,355)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® SAI Short-Term Bond Fund	10,073,317	(34,745,014)	(3,428,355)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® SAI Short-Term Bond Fund	(12,306,080)	(22,438,934)	(34,745,014)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® SAI Short-Term Bond Fund	116,723,702	116,723,702

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® SAI Short-Term Bond Fund	181,780,971	181,780,971

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® SAI Short-Term Bond Fund
Interest Rate Risk
Futures Contracts	-	(217,452)	(1,795,206)	(871,563)
Total Interest Rate Risk	-	(217,452)	(1,795,206)	(871,563)

Totals	-	(217,452)	(1,795,206)	(871,563)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® SAI Short-Term Bond Fund
Futures Contracts	203,507,428

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® SAI Short-Term Bond Fund	493,505,987	888,538,387

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Short-Term Bond Fund	0.20

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

August 31, 2026
	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net Realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity® SAI Short-Term Bond Fund	338,508,648	-	(9,817,157)	(9,817,157)	3,269,993,541

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® SAI Short-Term Bond Fund	3,774	-	-

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Short-Term Bond Fund	10,771

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® SAI Short-Term Bond Fund
Fidelity® SAI Short-Term Bond Fund	116,723,702	181,780,971
Total	116,723,702	181,780,971

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® SAI Short-Term Bond Fund
Shares sold	412,073,493	273,555,538	4,018,014,925	2,661,787,059
Reinvestment of distributions	9,509,702	17,290,603	92,771,061	168,318,955
Shares redeemed	(762,695,335)	(292,627,398)	(7,407,558,385)	(2,848,804,914)
Net increase (decrease)	(341,112,140)	(1,781,257)	(3,296,772,399)	(18,698,900)

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers ® Fidelity ® Core Income Fund
Fidelity ® SAI Short-Term Bond Fund	96%
  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Short-Term Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Short-Term Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 37.68% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $116,723,702 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9900845.105
SST-ANN-1026
Fidelity® SAI Enhanced Core Bond Fund

Annual Report
August 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Enhanced Core Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 3.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.4%
Ally Auto Receivables Trust Series 2026-1 Class A2, 3.91% 11/15/2028	2,653,079	2,650,339
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	1,500,000	1,517,069
American Express Credit Account Master Trust Series 2025-5 Class A, 4.51% 7/15/2032	2,200,000	2,185,033
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	2,500,000	2,490,445
BMW Vehicle Lease Trust Series 2026-1 Class A2A, 4.03% 7/25/2028	2,750,000	2,744,515
BMW Vehicle Owner Trust Series 2023-A Class A4, 5.25% 11/26/2029	79,000	79,416
Capital One Multi-Asset Execution Trust Series 2025-A2 Class A, 4.02% 9/15/2032	2,300,000	2,240,131
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A, 4.65% 10/15/2037	2,000,000	1,924,923
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	407,657	408,400
CarMax Auto Owner Trust Series 2023-1 Class A4, 4.65% 1/16/2029	172,107	172,265
CarMax Auto Owner Trust Series 2023-2 Class A4, 5.01% 11/15/2028	567,000	568,855
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	117,552	117,867
CarMax Auto Owner Trust Series 2024-1 Class A4, 4.94% 8/15/2029	250,000	251,079
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	468,080	469,832
Carmax Auto Owner Trust Series 2026-3 Class A2, 4.36% 10/15/2029	4,500,000	4,498,978
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	225,000	225,451
Carvana Auto Receivables Trust Series 2025-P4 Class A4, 4.25% 11/10/2031	2,500,000	2,457,712
Carvana Auto Receivables Trust Series 2026-P1 Class A2, 4.1% 6/11/2029	2,369,846	2,366,557
Carvana Auto Receivables Trust Series 2026-P2 Class A4, 4.91% 8/10/2032	2,250,000	2,248,450
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	5,000,000	5,328,562
CNH Equipment Trust Series 2023-B Class A4, 5.46% 3/17/2031	350,000	354,435
CNH Equipment Trust Series 2025-A Class A4, 4.54% 9/15/2032	740,000	735,489
CNH Equipment Trust Series 2026-A Class A3, 4% 5/15/2031	2,500,000	2,465,301
CNH Equipment Trust Series 2026-A Class A4, 4.14% 7/15/2033	1,000,000	978,746
Daimler Trucks Retail Trust Series 2024-1 Class A4, 5.56% 7/15/2031	240,000	241,741
DRIVE Series 2025-1 Class A3, 4.73% 9/15/2032	1,311,990	1,313,397
Exeter Automobile Receivables Trust Series 2025-3A Class A3, 4.78% 7/16/2029	262,842	263,249
Exeter Automobile Receivables Trust Series 2026-3A Class A2, 4.36% 12/15/2028	4,500,000	4,500,984
Exeter Automobile Receivables Trust Series 2026-4A, 4.56% 10/15/2030	4,082,000	4,075,999
Ford Credit Auto Lease Trust Series 2025-A Class A3, 4.72% 6/15/2028	226,342	226,738
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	165,000	163,754
Ford Credit Auto Owner Trust 2026-B Series 2026-B Class A2A, 4.14% 4/15/2029	6,500,000	6,489,565
Ford Credit Auto Owner Trust Series 2023-A Class A4, 4.56% 12/15/2028	250,000	250,331
Ford Credit Auto Owner Trust Series 2024-C Class A4, 4.11% 7/15/2030	400,000	396,525
Ford Credit Auto Owner Trust Series 2026-A Class A2A, 4.02% 1/15/2029	2,390,000	2,385,361
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	2,025,000	1,995,345
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,500,000	1,499,120
GM Financial Automobile Leasing Trust Series 2026-1 Class A3, 3.88% 1/22/2029	2,500,000	2,480,251
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A4, 4.43% 10/16/2028	400,000	400,329
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class B, 4.82% 10/16/2028	500,000	501,128
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A4, 4.86% 6/18/2029	178,000	178,658
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A4, 5.04% 9/17/2029	160,000	160,965
Gmf Leasing LLC Series 2025-2 Class A3, 4.58% 5/22/2028	869,000	869,975
Gmf Leasing LLC Series 2025-2 Class A4, 4.64% 4/20/2029	3,750,000	3,756,537
Harley-Davidson Motorcycle Trust Series 2024-A Class A4, 5.29% 12/15/2031	180,000	181,328
Honda Auto Receivables Owner Trust Series 2024-1 Class A4, 5.17% 5/15/2030	120,000	120,740
Hyundai Auto Receivables Trust Series 2023-A Class A4, 4.48% 7/17/2028	27,749	27,754
Hyundai Auto Receivables Trust Series 2023-B Class A4, 5.31% 8/15/2029	75,000	75,412
John Deere Owner Trust Series 2024-C Class A4, 4.15% 8/15/2031	45,000	44,642
John Deere Owner Trust Series 2025-A Class A3, 4.23% 9/17/2029	245,000	244,204
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A4, 6.01% 1/15/2031	800,000	813,177
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	1,100,000	1,089,108
Nissan Auto Lease Trust Series 2026-B Class A3, 4.69% 12/17/2029	6,000,000	6,000,538
Nissan Auto Receivables Owner Trust Series 2023-A Class A4, 4.85% 6/17/2030	500,000	501,351
Nissan Auto Receivables Owner Trust Series 2025-A Class A4, 4.57% 11/15/2030	750,000	747,812
Nissan Auto Receivables Owner Trust Series 2026-A Class A3, 4.47% 12/16/2030	4,500,000	4,483,602
PSNH Funding LLC Series 2018-1 Class A3, 3.814% 2/1/2035	487,334	469,288
Santander Drive Auto Receivables Trust Series 2022-4 Class C, 5% 11/15/2029	120,673	120,824
Santander Drive Auto Receivables Trust Series 2023-5 Class B, 6.16% 12/17/2029	92,475	92,947
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	1,640,000	1,628,556
Synchrony Card Issuance Trust Series 2024-A2 Class A, 4.93% 7/15/2030	2,160,000	2,169,089
Synchrony Card Issuance Trust Series 2025-A1 Class A, 4.78% 2/15/2031	2,000,000	2,005,294
Synchrony Card Issuance Trust Series 2025-A2 Class A, 4.49% 5/15/2031	1,000,000	997,856
Toyota Auto Receivables Owner Trust Series 2026-B Class A2A, 4.04% 2/15/2029	2,750,000	2,745,614
Toyota Auto Receivables Owner Trust Series 2026-C Class A2A, 4.29% 5/15/2029	6,000,000	5,993,421
Toyota Lease Owner Trust Series 2026-A Class A3, 3.82% 2/20/2029 (e)	2,500,000	2,475,153
Verizon Master Trust Series 2024-3 Class B, 5.54% 4/22/2030	100,000	100,605
Volkswagen Auto Lease Trust Series 2025-B Class A3, 4.01% 1/22/2029	2,300,000	2,289,650
Volkswagen Auto Lease Trust Series 2025-B Class A4, 4% 5/20/2030	2,980,000	2,961,200
Volkswagen Auto Lease Trust Series 2026-A Class A3, 4.17% 3/20/2029	3,600,000	3,578,712
Westlake Automobile Receivables Trust Series 2026-P1 Class A3, 3.92% 3/15/2030 (e)	2,500,000	2,477,640
WOART Series 2025-C Class A4, 4.19% 11/17/2031	1,000,000	986,576
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031	4,000,000	4,025,222
World Financial Network Credit Card Master Trust Series 2024-B Class A, 4.62% 5/15/2031	2,130,000	2,131,364
World Omni Auto Trust Series 2024-C Class A4, 4.44% 5/15/2030	130,000	129,520
World Omni Automobile Lease Securitization Trust Series 2026-A Class A3, 4.14% 5/15/2029	3,150,000	3,125,078
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	2,000,000	1,983,920
World Omni Select Auto Trust Series 2026-A Class A2A, 4.52% 7/15/2030	4,230,000	4,224,018
TOTAL UNITED STATES		132,671,017
TOTAL ASSET-BACKED SECURITIES (Cost $133,667,064)		132,671,017

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	878,000	873,665
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (c)	2,000,000	1,965,869
Truist Bank 4.42% 7/24/2028 (c)	2,500,000	2,494,264

TOTAL UNITED STATES		5,333,798
TOTAL BANK NOTES (Cost $5,378,000)		5,333,798

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
BANK Series 2017-BNK7 Class A5, 3.435% 9/15/2060	3,000,000	2,955,956
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	1,150,000	1,131,600
BANK Series 2018-BN12 Class AS, 4.4495% 5/15/2061 (c)	665,000	642,242
BANK Series 2019-BN20 Class A3, 3.011% 9/15/2062	350,000	328,474
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	350,000	327,765
BANK Series 2019-BN22 Class A4, 2.978% 11/15/2062	160,000	150,019
BANK Series 2019-BN24 Class A3, 2.96% 11/15/2062	1,127,000	1,055,738
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	800,000	736,865
BANK Series 2020-BN25 Class AS, 2.841% 1/15/2063	355,000	323,571
BANK Series 2020-BN26 Class A4, 2.403% 3/15/2063	250,000	227,415
BANK Series 2020-BN27 Class A5, 2.144% 4/15/2063	642,000	572,497
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	3,000,000	2,643,055
BANK Series 2020-BN29 Class A4, 1.997% 11/15/2053	1,805,000	1,579,888
BANK Series 2021-BN31 Class A4, 2.036% 2/15/2054	300,000	263,322
BANK Series 2021-BN35 Class AS, 2.457% 6/15/2064	360,000	309,035
BANK Series 2021-BN37 Class A5, 2.618% 11/15/2064	148,000	130,204
BANK Series 2022-BNK39 Class A3, 2.675% 2/15/2055	750,000	662,277
BANK Series 2022-BNK40 Class A4, 3.502% 3/15/2064 (c)	3,500,000	3,190,529
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (c)	1,980,000	1,892,294
BANK Series 2023-5YR3 Class A2, 6.255% 9/15/2056	1,437,940	1,462,477
BANK Series 2023-5YR4 Class A3, 6.5% 12/15/2056	1,298,420	1,327,951
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	1,152,000	1,141,885
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	430,000	439,028
Bank5 2024-5yr5 Series 2024-5YR5 Class A3, 5.702% 2/15/2029	1,724,533	1,742,999
BANK5 Series 2024-5YR8 Class A3, 5.884% 8/15/2057	100,000	101,722
BBCMS Mortgage Trust Series 2023-C19 Class A2B, 5.753% 4/15/2056	350,000	351,063
BBCMS Mortgage Trust Series 2025-5C33 Class A4, 5.839% 3/15/2058	140,000	142,920
BBCMS Mortgage Trust Series 2025-5C33 Class AS, 6.168% 3/15/2058	400,000	407,490
Benchmark Mortgage Trust Series 2019-B14 Class A4, 2.7946% 12/15/2062	400,000	374,954
Benchmark Mortgage Trust Series 2019-B15 Class A5, 2.928% 12/15/2072	450,000	416,788
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	1,400,000	1,220,603
Benchmark Mortgage Trust Series 2021-B23 Class A5, 2.07% 2/15/2054	1,500,000	1,307,838
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	1,500,000	1,332,993
Benchmark Mortgage Trust Series 2021-B29 Class A3, 2.284% 9/15/2054	710,000	665,400
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	500,000	456,178
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	300,000	287,028
Benchmark Mortgage Trust Series 2023-B38 Class A2, 5.626% 4/15/2056	2,500,000	2,509,586
Benchmark Mortgage Trust Series 2024-V10 Class AS, 5.7253% 9/15/2057 (c)	145,000	145,248
Benchmark Mortgage Trust Series 2024-V6 Class AS, 6.3843% 3/15/2057	420,000	428,066
Benchmark Mortgage Trust Series 2024-V9 Class AS, 6.0641% 8/15/2057 (c)	885,000	895,692
Benchmark Mortgage Trust Series 2025-V17 Class AM, 5.4245% 9/15/2058	156,000	155,315
BMO Mortgage Trust Series 2023-5C2 Class A3, 7.2962% 11/15/2056 (c)	500,000	516,903
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050	590,000	582,315
COMM Mortgage Trust Series 2018-COR3 Class A3, 4.228% 5/10/2051	200,000	196,196
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5, 3.4578% 11/15/2050	450,000	439,068
CSAIL Commercial Mortgage Trust Series 2019-C18 Class A4, 2.968% 12/15/2052	175,000	163,771
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A3, 2.5608% 3/15/2053	250,000	225,961
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A3, 2.8048% 3/15/2054	150,000	136,401
Fannie Mae Guaranteed REMIC Series 2021-M1 Class A2, 1.3845% 11/25/2030 (c)	147,612	129,924
Fannie Mae Guaranteed REMIC Series 2021-M11 Class A2, 1.5054% 3/25/2031 (c)	200,000	173,070
Fannie Mae Guaranteed REMIC Series 2024-M5 Class 1A2C, 4.45% 8/25/2034	1,500,000	1,444,115
Fannie Mae Mortgage pass-thru certificates Series 2020-M42 Class A2, 1.27% 7/25/2030	250,000	221,311
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class AM, 3.85% 5/25/2028	465,000	458,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K154 Class A3, 3.459% 11/25/2032	250,000	231,790
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1512 Class A3, 3.059% 4/25/2034	750,000	661,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K115 Class A1, 0.743% 11/25/2029	71,858	67,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	700,000	617,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,000,000	879,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K147 Class A1, 3.39% 2/25/2032	395,045	378,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-162 Class A2, 5.15% 12/25/2033	1,500,000	1,516,858
GS Mortgage Securities Trust Series 2017-GS5 Class A4, 3.674% 3/10/2050	400,000	396,405
GS Mortgage Securities Trust Series 2017-GS7 Class A4, 3.43% 8/10/2050	670,000	661,845
GS Mortgage Securities Trust Series 2017-GS8 Class A4, 3.469% 11/10/2050	800,000	787,840
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	100,000	98,683
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052	613,000	598,166
GS Mortgage Securities Trust Series 2019-GC39 Class A4, 3.567% 5/10/2052	200,000	192,551
GS Mortgage Securities Trust Series 2020-GSA2 Class A5, 2.012% 12/12/2053	1,000,000	877,509
GS Mortgage Securities Trust Series 2021-GSA3 Class A5, 2.6183% 12/15/2054	195,000	170,944
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3, 3.1413% 12/15/2049	165,164	164,532
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A5, 3.6939% 3/15/2050	350,000	347,670
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class A5, 3.102% 11/15/2049	278,288	277,576
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A4, 3.049% 11/15/2049	500,000	493,189
Morgan Stanley Capital I Trust Series 2017-H1 Class A5, 3.53% 6/15/2050	450,000	445,835
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (c)	525,000	463,159
UBS Commercial Mortgage Trust Series 2017-C3 Class A4, 3.426% 8/15/2050	150,000	147,514
UBS Commercial Mortgage Trust Series 2018-C10 Class A4, 4.3134% 5/15/2051	350,000	345,688
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	100,000	98,431
UBS Commercial Mortgage Trust Series 2019-C17 Class A4, 2.921% 10/15/2052	150,000	140,668
Wells Fargo Commercial Mortgage Trust Series 2017-C39 Class A5, 3.418% 9/15/2050	500,000	492,058
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class A4, 3.581% 10/15/2050	1,300,000	1,282,695
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A4, 3.311% 6/15/2052	750,000	710,864
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A5, 2.626% 4/15/2054	500,000	445,561
TOTAL UNITED STATES		55,115,416
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $55,475,451)		55,115,416

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Province of British Columbia 4.75% 6/12/2034	2,500,000	2,475,168
Province of Ontario 4.85% 6/11/2035	2,500,000	2,486,761
TOTAL CANADA		4,961,929
HUNGARY - 0.2%
Hungary Government 5.5% 3/26/2036 (e)	3,100,000	3,051,470
Hungary Government 6% 9/26/2035 (e)	750,000	765,382
Hungary Government 7.625% 3/29/2041	1,850,000	2,139,932
TOTAL HUNGARY		5,956,784
ISRAEL - 0.2%
Israel Government 2.75% 7/3/2030	2,500,000	2,289,361
Israel Government 4.5% 1/13/2031	5,000,000	4,868,152
Israel Government 5.75% 3/12/2054	2,000,000	1,829,780
TOTAL ISRAEL		8,987,293
MEXICO - 0.6%
United Mexican States 4.75% 4/27/2032	3,000,000	2,854,500
United Mexican States 5.375% 3/22/2033	5,100,000	4,940,064
United Mexican States 5.625% 2/9/2034	12,000,000	11,652,000
United Mexican States 5.85% 7/2/2032	1,500,000	1,505,490
United Mexican States 6.25% 8/27/2037	2,500,000	2,451,925
TOTAL MEXICO		23,403,979
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	2,500,000	2,338,875
Panamanian Republic 6.4% 2/14/2035	1,300,000	1,350,375
TOTAL PANAMA		3,689,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $47,290,341)		46,999,235

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
California - 0.1%
General Obligations - 0.1%
State of California 7.55% 4/1/2039	1,400,000	1,613,676
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 A 1, 4.214% 6/1/2050	1,000,000	679,611
TOTAL CALIFORNIA		2,293,287
TOTAL MUNICIPAL SECURITIES (Cost $2,383,623)		2,293,287

Non-Convertible Corporate Bonds - 32.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Woodside Finance Ltd 4.9% 5/19/2028	2,800,000	2,804,549
Financials - 0.2%
Banks - 0.2%
Australia & New Zealand Banking Group Ltd/New York NY 4.362% 6/18/2028 (d)	2,500,000	2,493,192
Westpac Banking Corp 4.322% 11/23/2031 (c)	800,000	799,367
Westpac Banking Corp 6.82% 11/17/2033	3,575,000	3,817,341
TOTAL FINANCIALS		7,109,900
Materials - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings PLC 3.75% 10/1/2030	1,069,000	1,006,648
TOTAL AUSTRALIA		10,921,097
BELGIUM - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	7,500,000	9,177,801
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd 5.75% 6/5/2033	2,500,000	2,517,761
RenaissanceRe Holdings Ltd 5.8% 4/1/2035	1,350,000	1,352,722

TOTAL BERMUDA		3,870,483
BRAZIL - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Embraer Netherlands Finance BV 5.4% 1/9/2038	10,000,000	9,542,000
CANADA - 1.0%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cenovus Energy Inc 5.4% 3/20/2036	3,308,000	3,218,405
Enbridge Inc 4.5% 2/15/2031	2,300,000	2,241,747
TransCanada PipeLines Ltd 4.625% 3/1/2034	4,250,000	4,036,335
TransCanada PipeLines Ltd 7% 6/1/2065 (c)	1,000,000	1,020,657
TOTAL ENERGY		10,517,144
Financials - 0.7%
Banks - 0.5%
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (c)	4,000,000	4,019,980
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	1,000,000	1,001,575
Royal Bank of Canada 3.995% 11/3/2028 (c)	2,500,000	2,480,554
Royal Bank of Canada 4.498% 8/6/2029 (c)	2,500,000	2,485,545
Toronto Dominion Bank 3.625% 9/15/2031 (c)	3,450,000	3,448,447
Toronto Dominion Bank 4.574% 6/2/2028	2,000,000	1,995,404
Toronto Dominion Bank 5.146% 9/10/2034 (c)	3,600,000	3,580,432
		19,011,937
Capital Markets - 0.0%
Brookfield Finance Inc 4.85% 3/29/2029	200,000	199,586
Insurance - 0.2%
Manulife Financial Corp 4.061% 2/24/2032 (c)	7,000,000	6,957,690
TOTAL FINANCIALS		26,169,213
Materials - 0.0%
Metals & Mining - 0.0%
Kinross Gold Corp 6.25% 7/15/2033	750,000	782,839
TOTAL CANADA		37,469,196
CHILE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA 4.875% 6/12/2028	200,000	199,970
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 9% 3/1/2031 (c)	2,500,000	2,872,002
GERMANY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.25% 6/15/2030 (c)	1,400,000	1,549,155
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	796,000	897,568
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (c)	1,500,000	1,489,025
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	750,000	746,830
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (c)	1,945,000	1,941,464
Deutsche Bank AG/New York NY 5.414% 5/10/2029	3,450,000	3,500,653
TOTAL FINANCIALS		7,677,972
TOTAL GERMANY		10,124,695
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033	2,800,000	2,690,714
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)	950,000	955,255
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (c)	4,515,000	4,635,705
TOTAL FINANCIALS		8,281,674
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (e)	75,000	75,151
TOTAL IRELAND		8,356,825
JAPAN - 1.6%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Honda Motor Co Ltd 4.436% 7/8/2028	4,500,000	4,468,462
Financials - 1.5%
Banks - 1.4%
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	10,175,000	9,107,267
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (c)	2,500,000	2,180,806
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	2,250,000	2,074,250
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	1,000,000	955,473
Mitsubishi UFJ Financial Group Inc 5.426% 4/17/2035 (c)	2,500,000	2,480,650
Mizuho Financial Group Inc 2.201% 7/10/2031 (c)	10,920,000	9,794,806
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	2,448,000	2,412,944
Sumitomo Mitsui Financial Group Inc 2.222% 9/17/2031	2,500,000	2,168,797
Sumitomo Mitsui Financial Group Inc 4.66% 7/8/2031 (c)	7,800,000	7,669,488
Sumitomo Mitsui Financial Group Inc 5.138% 7/7/2034 (c)	9,400,000	9,197,188
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029	2,000,000	2,024,375
Sumitomo Mitsui Financial Group Inc 5.334% 3/3/2041 (c)	500,000	475,228
Sumitomo Mitsui Financial Group Inc 5.71% 1/13/2030	750,000	765,252
Sumitomo Mitsui Financial Group Inc 5.808% 9/14/2033	2,500,000	2,559,425
		53,865,949
Capital Markets - 0.1%
Nomura Holdings Inc 5.043% 6/10/2036 (c)	3,500,000	3,378,357
Financial Services - 0.0%
ORIX Corp 5.4% 2/25/2035	1,000,000	987,983
TOTAL FINANCIALS		58,232,289
TOTAL JAPAN		62,700,751
KOREA (SOUTH) - 0.3%
Financials - 0.3%
Banks - 0.3%
Export-Import Bank of Korea 3.75% 1/13/2029	3,500,000	3,441,550
Export-Import Bank of Korea 3.875% 1/13/2031	3,000,000	2,904,673
Korea Development Bank/The 4% 1/28/2031	5,000,000	4,861,648

TOTAL KOREA (SOUTH)		11,207,871
LUXEMBOURG - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA 6.55% 11/29/2027	2,000,000	2,040,695
ArcelorMittal SA 7% 10/15/2039 (c)	5,000,000	5,417,819

TOTAL LUXEMBOURG		7,458,514
MEXICO - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.875% 5/7/2030	1,500,000	1,385,250
America Movil SAB de CV 3.625% 4/22/2029	2,000,000	1,923,920

TOTAL MEXICO		3,309,170
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Corp Andina de Fomento 4.125% 6/30/2028	1,750,000	1,737,768
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
ING Groep NV 4.05% 4/9/2029	1,500,000	1,469,177
ING Groep NV 5.066% 3/25/2031 (c)	1,750,000	1,746,031
ING Groep NV 5.335% 3/19/2030 (c)	2,750,000	2,776,578
TOTAL FINANCIALS		5,991,786
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,019,000	1,008,596
TOTAL NETHERLANDS		7,000,382
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 3.125% 4/6/2030	100,000	94,571
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco Santander SA 1.722% 9/14/2027 (c)	2,200,000	2,197,820
Banco Santander SA 5.294% 8/18/2027	2,000,000	2,014,339
Banco Santander SA 5.552% 3/14/2028 (c)	1,400,000	1,406,489
Banco Santander SA 5.565% 1/17/2030	600,000	607,802
Banco Santander SA 6.033% 1/17/2035	1,000,000	1,027,212
Banco Santander SA 6.921% 8/8/2033	3,565,000	3,782,613

TOTAL SPAIN		11,036,275
UNITED KINGDOM - 1.8%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC 6.15% 2/27/2037	10,000,000	10,311,498
Financials - 1.5%
Banks - 1.4%
Barclays PLC 3.564% 9/23/2035 (c)	1,000,000	929,244
Barclays PLC 5.088% 6/20/2030 (c)	1,750,000	1,743,308
Barclays PLC 7.119% 6/27/2034 (c)	6,675,000	7,155,843
Barclays PLC 7.437% 11/2/2033 (c)	307,000	336,703
HSBC Holdings PLC 3.973% 5/22/2030 (c)	5,500,000	5,347,893
HSBC Holdings PLC 4.583% 6/19/2029 (c)	1,000,000	995,927
HSBC Holdings PLC 4.619% 11/6/2031 (c)	1,000,000	976,653
HSBC Holdings PLC 4.755% 6/9/2028 (c)	625,000	625,155
HSBC Holdings PLC 5.13% 3/3/2031 (c)	1,750,000	1,745,661
HSBC Holdings PLC 5.208% 5/12/2034 (c)	2,500,000	2,446,679
HSBC Holdings PLC 5.24% 5/13/2031 (c)	1,250,000	1,251,822
HSBC Holdings PLC 5.243% 8/14/2032 (c)	3,500,000	3,477,545
HSBC Holdings PLC 5.719% 3/4/2035 (c)	1,000,000	1,004,753
HSBC Holdings PLC 7.399% 11/13/2034 (c)	1,000,000	1,088,737
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	5,000,000	4,936,856
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)	2,062,000	2,025,802
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)	1,950,000	1,892,961
Lloyds Banking Group PLC 4.55% 8/16/2028	1,250,000	1,245,813
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	500,000	500,177
NatWest Group PLC 4.445% 5/8/2030 (c)	7,000,000	6,895,952
NatWest Group PLC 5.115% 5/23/2031 (c)	1,000,000	997,851
NatWest Group PLC 6.475% 6/1/2034 (c)	1,950,000	1,998,047
Santander UK Group Holdings PLC 3.823% 11/3/2028 (c)	1,000,000	988,416
Santander UK Group Holdings PLC 4.32% 9/22/2029 (c)	2,250,000	2,220,203
Santander UK Group Holdings PLC 5.694% 4/15/2031 (c)	475,000	480,725
		53,308,726
Capital Markets - 0.1%
Marex UK Holdings Ltd 5.68% 4/21/2031	1,250,000	1,236,978
Marex UK Holdings Ltd 5.829% 5/8/2028	2,650,000	2,663,773
Marex UK Holdings Ltd 6.404% 11/4/2029	1,875,000	1,907,830
		5,808,581
TOTAL FINANCIALS		59,117,307
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 1.75% 5/28/2028	1,025,000	977,790
Industrials - 0.0%
Machinery - 0.0%
nVent Finance Sarl 5.65% 5/15/2033	1,000,000	1,011,355
Weir Group Inc 5.35% 5/6/2030 (e)	750,000	750,140
TOTAL INDUSTRIALS		1,761,495
TOTAL UNITED KINGDOM		72,168,090
UNITED STATES - 25.6%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.6%
Space Exploration Technologies Corp 5.35% 7/15/2031 (e)	4,000,000	3,909,800
Space Exploration Technologies Corp 5.65% 7/15/2033 (e)	3,250,000	3,135,396
Space Exploration Technologies Corp 5.875% 7/15/2036 (e)	6,250,000	5,890,431
Verizon Communications Inc 4.812% 3/15/2039	5,910,000	5,305,012
Verizon Communications Inc 5.75% 11/30/2045	2,350,000	2,193,625
Verizon Communications Inc 6.05% 5/14/2058 (c)	2,500,000	2,440,692
		22,874,956
Interactive Media & Services - 0.3%
Alphabet Inc 5.25% 5/15/2055	1,500,000	1,296,009
Alphabet Inc 5.45% 11/15/2055	2,000,000	1,772,140
Alphabet Inc 5.5% 2/15/2046	8,070,000	7,497,274
Alphabet Inc 5.65% 2/15/2056 (d)	3,250,000	2,973,422
		13,538,845
Media - 0.1%
AppLovin Corp 5.125% 12/1/2029	1,850,000	1,852,876
AppLovin Corp 5.375% 12/1/2031	500,000	500,346
Fox Corp 4.709% 1/25/2029	1,200,000	1,194,529
		3,547,751
TOTAL COMMUNICATION SERVICES		39,961,552
Consumer Discretionary - 1.1%
Automobiles - 0.2%
American Honda Finance Corp 4.45% 10/22/2027	1,000,000	998,173
American Honda Finance Corp 4.55% 7/9/2027	1,800,000	1,801,565
Ford Motor Co 4.346% 12/8/2026	1,250,000	1,248,992
General Motors Co 5.35% 4/15/2028	1,250,000	1,259,711
General Motors Co 6.6% 4/1/2036	2,500,000	2,629,175
General Motors Financial Co Inc 2.7% 8/20/2027	1,000,000	982,625
General Motors Financial Co Inc 5.35% 1/7/2030	500,000	502,858
		9,423,099
Broadline Retail - 0.7%
Amazon.com Inc 4.35% 3/20/2033	5,000,000	4,762,095
Amazon.com Inc 5.45% 11/20/2055	11,315,000	9,993,662
Amazon.com Inc 5.55% 11/20/2065	2,500,000	2,166,270
Amazon.com Inc 5.65% 3/13/2046	5,175,000	4,851,931
Amazon.com Inc 5.95% 3/13/2066	1,500,000	1,380,562
		23,154,520
Hotels, Restaurants & Leisure - 0.2%
Expedia Group Inc 5.5% 4/15/2036	1,500,000	1,457,573
Las Vegas Sands Corp 5.625% 6/15/2028	1,000,000	1,008,584
Las Vegas Sands Corp 6% 8/15/2029	1,000,000	1,020,243
Royal Caribbean Cruises Ltd 5.55% 1/20/2034	4,000,000	3,976,377
		7,462,777
Leisure Products - 0.0%
Hasbro Inc 6.05% 5/14/2034	250,000	257,258
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 5.1% 3/11/2030	750,000	749,404
TOTAL CONSUMER DISCRETIONARY		41,047,058
Consumer Staples - 0.7%
Beverages - 0.1%
Keurig Dr Pepper Inc 5.3% 3/15/2034 (d)	1,000,000	985,378
Maple Parent Holdings Corp 5.05% 3/26/2031 (e)	3,997,000	3,935,992
		4,921,370
Food Products - 0.1%
Tyson Foods Inc 5.7% 3/15/2034	2,500,000	2,533,583
Tobacco - 0.5%
Philip Morris International Inc 2.1% 5/1/2030	750,000	679,172
Philip Morris International Inc 4.375% 4/30/2030	1,500,000	1,470,205
Philip Morris International Inc 4.875% 2/13/2029	988,000	990,938
Philip Morris International Inc 5.125% 11/17/2027	1,900,000	1,912,293
Philip Morris International Inc 5.125% 2/15/2030	750,000	754,658
Philip Morris International Inc 6.375% 5/16/2038 (d)	12,820,000	13,605,112
		19,412,378
TOTAL CONSUMER STAPLES		26,867,331
Energy - 2.7%
Energy Equipment & Services - 0.1%
Patterson-UTI Energy Inc 6.05% 5/15/2036	5,000,000	4,966,078
Oil, Gas & Consumable Fuels - 2.6%
Enterprise Products Operating LLC 4.6% 1/15/2031	2,500,000	2,464,785
Enterprise Products Operating LLC 5.25% 8/16/2077 (c)	1,525,000	1,517,290
Enterprise Products Operating LLC 5.375% 2/15/2078 (c)(d)	1,500,000	1,494,545
EOG Resources Inc 4.4% 7/15/2028	3,300,000	3,286,332
EQT Corp 7% 2/1/2030 (f)	2,000,000	2,114,013
HF Sinclair Corp 5.75% 1/15/2031	11,430,000	11,626,964
HF Sinclair Corp 6.25% 1/15/2035	4,245,000	4,352,093
Marathon Petroleum Corp 6.5% 3/1/2041	11,920,000	12,463,010
Phillips 66 Co 5.875% 3/15/2056 (c)	15,000,000	14,811,782
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	2,500,000	2,505,027
Shell Finance US Inc 6.375% 12/15/2038	11,715,000	12,535,573
Targa Resources Corp 6.125% 3/15/2033	7,500,000	7,770,922
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	1,400,000	1,316,948
Valero Energy Corp 6.625% 6/15/2037	14,000,000	15,100,935
Williams Cos Inc/The 5.3% 9/30/2035	1,500,000	1,462,196
Williams Cos Inc/The 5.65% 3/15/2033	7,500,000	7,590,304
		102,412,719
TOTAL ENERGY		107,378,797
Financials - 9.6%
Banks - 4.2%
Bank of America Corp 2.482% 9/21/2036 (c)	5,000,000	4,312,793
Bank of America Corp 2.972% 2/4/2033 (c)	2,500,000	2,227,473
Bank of America Corp 3.846% 3/8/2037 (c)	3,000,000	2,754,998
Bank of America Corp 4.623% 5/9/2029 (c)	1,250,000	1,247,286
Bank of America Corp 5.489% 4/23/2037 (c)	2,500,000	2,427,160
Bank of America Corp 7.75% 5/14/2038	14,030,000	16,228,466
Citibank NA 4.554% 6/18/2029 (c)	4,000,000	3,983,698
Citigroup Inc 3.52% 10/27/2028 (c)	1,250,000	1,233,878
Citigroup Inc 3.668% 7/24/2028 (c)	15,150,000	15,014,688
Citigroup Inc 3.98% 3/20/2030 (c)	4,000,000	3,906,287
Citigroup Inc 4.643% 5/7/2028 (c)	1,000,000	999,996
Citigroup Inc 5.592% 11/19/2034 (c)	750,000	753,679
Citigroup Inc 8.125% 7/15/2039	8,075,000	9,795,136
Citizens Bank NA/Providence RI 4.87% 8/10/2029 (c)	5,000,000	4,992,605
Citizens Financial Group Inc 5.841% 1/23/2030 (c)(d)	200,000	203,558
Citizens Financial Group Inc 6.645% 4/25/2035 (c)(d)	1,500,000	1,578,337
First-Citizens Bank & Trust Co 5.097% 7/13/2029 (c)	4,500,000	4,489,811
JPMorgan Chase & Co 2.956% 5/13/2031 (c)(d)	4,000,000	3,709,190
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	3,750,000	3,723,916
JPMorgan Chase & Co 3.702% 5/6/2030 (c)	1,500,000	1,453,200
JPMorgan Chase & Co 4.995% 7/22/2030 (c)(d)	2,750,000	2,751,858
JPMorgan Chase & Co 5.576% 7/23/2036 (c)	7,000,000	6,966,825
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	1,500,000	1,520,355
JPMorgan Chase & Co 5.803% 7/23/2041 (c)	20,090,000	19,869,977
PNC Bank NA 4.429% 7/21/2028 (c)	2,000,000	1,998,598
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (c)	5,250,000	5,018,626
PNC Financial Services Group Inc/The 5.423% 1/25/2041 (c)	5,000,000	4,783,975
Santander Holdings USA Inc 5.22% 6/5/2032 (c)	4,250,000	4,188,617
Santander Holdings USA Inc 5.353% 9/6/2030 (c)(d)	1,250,000	1,251,810
Santander Holdings USA Inc 5.473% 3/20/2029 (c)	3,000,000	3,019,098
Santander Holdings USA Inc 5.741% 3/20/2031 (c)(d)	200,000	202,571
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	500,000	510,708
Santander Holdings USA Inc 6.565% 6/12/2029 (c)	750,000	768,264
Truist Financial Corp 1.887% 6/7/2029 (c)	5,570,000	5,286,818
Truist Financial Corp 5.435% 1/24/2030 (c)	200,000	202,044
Truist Financial Corp 7.161% 10/30/2029 (c)	1,125,000	1,175,748
US Bancorp 2.491% 11/3/2036 (c)	8,900,000	7,669,581
US Bancorp 6.787% 10/26/2027 (c)	750,000	752,691
Webster Financial Corp 5.784% 9/11/2035 (c)	1,700,000	1,699,565
Wells Fargo & Co 3.526% 3/24/2028 (c)	1,250,000	1,242,915
Wells Fargo & Co 3.584% 5/22/2028 (c)	2,000,000	1,985,748
Wells Fargo & Co 4.182% 1/23/2030 (c)	5,000,000	4,918,556
		162,821,103
Capital Markets - 2.8%
Affiliated Managers Group Inc 3.3% 6/15/2030	2,000,000	1,879,322
Affiliated Managers Group Inc 5.5% 2/15/2036	3,000,000	2,904,123
Ares Capital Corp 7% 1/15/2027	1,250,000	1,259,398
Ares Strategic Income Fund 5.7% 3/15/2028	9,205,000	9,229,573
Bank of New York Mellon Corp/The 5.606% 7/21/2039 (c)	2,500,000	2,497,256
Blue Owl Finance LLC 6.75% 8/18/2036	3,000,000	2,992,915
Blue Owl Technology Finance Corp 6.1% 3/15/2028 (d)	5,280,000	5,283,458
Charles Schwab Corp/The 4.744% 5/21/2030 (c)	2,500,000	2,490,712
Citadel Finance LLC 5.15% 2/14/2031 (e)	2,500,000	2,424,204
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	2,000,000	1,998,622
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	11,000,000	10,902,822
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)(d)	5,000,000	4,955,397
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (c)	3,240,000	2,828,423
Goldman Sachs Group Inc/The 4.972% 6/3/2032 (c)	4,500,000	4,429,926
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (c)(d)	1,500,000	1,499,200
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (c)	2,000,000	2,001,241
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (c)	2,500,000	2,455,123
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (c)	2,500,000	2,535,407
Goldman Sachs Group Inc/The 6.561% 10/24/2034 (c)	3,000,000	3,179,659
LPL Holdings Inc 4.9% 4/3/2028	1,000,000	999,062
Main Street Capital Corp 5.4% 8/15/2028	2,000,000	1,996,949
Morgan Stanley 2.475% 1/21/2028 (c)	2,000,000	1,984,051
Morgan Stanley 2.699% 1/22/2031 (c)(d)	2,500,000	2,310,298
Morgan Stanley 4.238% 1/9/2030 (c)	5,000,000	4,916,916
Morgan Stanley 4.708% 3/12/2032 (c)	6,500,000	6,344,940
Morgan Stanley 5.23% 1/15/2031 (c)	750,000	752,709
Morgan Stanley 5.32% 7/19/2035 (c)(d)	5,000,000	4,923,635
Morgan Stanley 5.466% 1/18/2035 (c)	2,500,000	2,486,868
Northern Trust Corp 5.117% 11/19/2040 (c)	2,000,000	1,908,302
S&P Global Inc 2.95% 3/1/2029	783,000	750,273
State Street Corp 3.031% 11/1/2034 (c)	9,212,000	8,628,128
Voya Global Funding 4.6% 11/24/2030 (e)	2,300,000	2,241,682
		107,990,594
Consumer Finance - 0.6%
Ally Financial Inc 5.737% 5/15/2029 (c)	136,000	137,267
Ally Financial Inc 6.992% 6/13/2029 (c)	1,800,000	1,856,361
American Express Co 4.351% 7/20/2029 (c)	2,700,000	2,681,355
American Express Co 4.444% 5/3/2030 (c)	3,500,000	3,460,891
American Express Co 5.016% 4/25/2031 (c)	1,054,000	1,054,960
Capital One Financial Corp 5.247% 7/26/2030 (c)	200,000	200,949
Ford Motor Credit Co LLC 3.815% 11/2/2027	4,700,000	4,635,996
Ford Motor Credit Co LLC 5.113% 5/3/2029	1,500,000	1,486,399
Ford Motor Credit Co LLC 5.303% 9/6/2029	500,000	498,426
Ford Motor Credit Co LLC 7.35% 11/4/2027	700,000	717,591
Ford Motor Credit Co LLC 7.35% 3/6/2030	2,000,000	2,101,742
John Deere Capital Corp 4.5% 1/16/2029	1,000,000	997,003
Synchrony Financial 5.019% 7/29/2029 (c)	1,800,000	1,794,527
Synchrony Financial 5.45% 3/6/2031 (c)	1,500,000	1,494,676
Synchrony Financial 5.935% 8/2/2030 (c)	1,500,000	1,521,457
		24,639,600
Financial Services - 1.5%
Corebridge Financial Inc 5.9% 8/20/2036 (d)	5,000,000	5,019,627
Corebridge Financial Inc 6.875% 12/15/2052 (c)	587,000	595,722
Enact Holdings Inc 6.25% 5/28/2029	3,600,000	3,685,506
Essent Group Ltd 6.25% 7/1/2029	750,000	768,679
Fidelity National Information Services Inc 1.65% 3/1/2028	1,000,000	954,414
Global Payments Inc 4.5% 11/15/2028	2,800,000	2,761,103
Global Payments Inc 4.875% 11/15/2030	7,930,000	7,717,732
Global Payments Inc 5.4% 3/15/2033	9,000,000	8,752,625
HA Sustainable Infrastructure Capital Inc 6.15% 1/15/2031	1,700,000	1,728,421
Jackson Financial Inc 6.15% 1/15/2037	5,000,000	4,889,696
PayPal Holdings Inc 4.95% 6/1/2031	10,000,000	9,854,529
PayPal Holdings Inc 5.15% 6/1/2034 (d)	12,770,000	12,447,380
		59,175,434
Insurance - 0.5%
Athene Holding Ltd 6.15% 8/15/2036 (d)	4,000,000	3,957,436
Athene Holding Ltd 6.25% 4/1/2054 (d)	4,060,000	3,635,218
Athene Holding Ltd 6.625% 5/19/2055 (d)	2,500,000	2,350,849
Brighthouse Financial Inc 5.625% 5/15/2030 (d)	2,500,000	2,499,201
Chubb INA Holdings LLC 4.65% 8/15/2029	250,000	249,428
First American Financial Corp 2.4% 8/15/2031	1,000,000	864,163
Prudential Financial Inc 4.5% 9/15/2047 (c)(d)	2,000,000	1,977,883
Prudential Financial Inc 5.7% 9/15/2048 (c)(d)	5,000,000	5,008,348
		20,542,526
TOTAL FINANCIALS		375,169,257
Health Care - 2.3%
Biotechnology - 0.0%
AbbVie Inc 4.875% 3/15/2030	1,500,000	1,500,898
Health Care Equipment & Supplies - 0.1%
Baxter International Inc 2.539% 2/1/2032	6,311,000	5,422,768
Health Care Providers & Services - 1.4%
Ascension Health 4.923% 11/15/2035	498,000	480,245
Cencora Inc 4.85% 12/15/2029	1,000,000	998,540
CommonSpirit Health 5.318% 12/1/2034	1,250,000	1,227,930
CVS Health Corp 4.78% 3/25/2038	7,280,000	6,614,753
CVS Health Corp 6% 6/1/2044	15,775,000	15,255,978
HCA Inc 5.25% 3/1/2030	500,000	503,272
Humana Inc 5.55% 5/1/2035	5,000,000	4,898,922
Humana Inc 5.95% 3/15/2034	8,585,000	8,713,813
Sabra Health Care LP 3.9% 10/15/2029	1,000,000	965,883
UnitedHealth Group Inc 3.5% 8/15/2039	7,250,000	5,793,798
UnitedHealth Group Inc 5.5% 4/15/2064	2,500,000	2,219,056
UnitedHealth Group Inc 5.875% 2/15/2053 (d)	5,000,000	4,805,017
UnitedHealth Group Inc 6.05% 2/15/2063	2,500,000	2,421,349
		54,898,556
Life Sciences Tools & Services - 0.1%
Illumina Inc 4.75% 12/12/2030	2,250,000	2,212,788
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 4.125% 6/15/2039 (d)	10,000,000	8,653,983
Eli Lilly & Co 5.2% 8/14/2064	3,585,000	3,147,178
Johnson & Johnson 4.8% 6/1/2029	250,000	252,241
Novartis Capital Corp 2.2% 8/14/2030	250,000	226,719
Royalty Pharma PLC 5.15% 9/2/2029	2,600,000	2,614,496
Royalty Pharma PLC 5.4% 9/2/2034	500,000	495,340
Royalty Pharma PLC 5.9% 9/2/2054	2,950,000	2,810,647
Viatris Inc 2.7% 6/22/2030	8,535,000	7,761,446
		25,962,050
TOTAL HEALTH CARE		89,997,060
Industrials - 1.7%
Aerospace & Defense - 0.2%
General Dynamics Corp 4.95% 8/15/2035	700,000	684,213
Hexcel Corp 4.9% 5/15/2031	1,923,000	1,888,304
Honeywell Aerospace Inc 4.6% 3/16/2033	4,000,000	3,867,636
Huntington Ingalls Industries Inc 5.353% 1/15/2030	2,500,000	2,520,304
		8,960,457
Building Products - 0.1%
Owens Corning 5.7% 6/15/2034	3,250,000	3,289,842
Commercial Services & Supplies - 0.1%
Republic Services Inc 2.3% 3/1/2030	1,000,000	916,859
Republic Services Inc 5% 11/15/2029	750,000	754,208
Waste Management Inc 3.875% 1/15/2029	3,250,000	3,192,110
		4,863,177
Construction & Engineering - 0.2%
MasTec Inc 5.9% 6/15/2029	3,950,000	4,026,991
Quanta Services Inc 5.25% 8/9/2034	5,000,000	4,899,162
		8,926,153
Electrical Equipment - 0.1%
Regal Rexnord Corp 6.3% 2/15/2030	5,000,000	5,154,137
Industrial Conglomerates - 0.0%
3M Co 2.375% 8/26/2029 (d)	500,000	466,955
3M Co 3.05% 4/15/2030	750,000	703,971
		1,170,926
Machinery - 0.5%
Caterpillar Inc 5.2% 5/15/2035	1,000,000	997,645
Cummins Inc 4.7% 2/15/2031	900,000	893,980
Eaton Corp 4.2% 3/6/2031	10,000,000	9,679,017
Kennametal Inc 5.8% 5/28/2036	2,500,000	2,462,364
Oshkosh Corp 3.1% 3/1/2030	2,000,000	1,877,281
		15,910,287
Passenger Airlines - 0.2%
American Airlines 2026-1 Class A Pass Through Trust equipment trust certificate 5.25% 5/10/2040	5,000,000	4,863,707
Delta Air Lines 2020-1 Class A Pass Through Trust equipment trust certificate 2% 12/10/2029	961,855	931,056
Southwest Airlines Co 4.375% 11/15/2028	1,250,000	1,234,918
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/2029	556,316	561,190
		7,590,871
Professional Services - 0.2%
Concentrix Corp 6.5% 3/1/2029 (d)	3,693,000	3,629,973
Equifax Inc 4.8% 9/15/2029	500,000	497,386
Jacobs Solutions Inc 4.75% 3/3/2031	3,500,000	3,416,818
		7,544,177
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.85% 3/24/2031 (e)	2,000,000	1,956,955
TOTAL INDUSTRIALS		65,366,982
Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp 5% 1/15/2035	7,230,000	7,049,446
Arrow Electronics Inc 2.95% 2/15/2032	1,500,000	1,313,000
Avnet Inc 5.65% 9/1/2031	5,000,000	4,982,050
Corning Inc 5.45% 11/15/2079	1,750,000	1,507,450
Dell International LLC / EMC Corp 8.1% 7/15/2036	6,570,000	7,625,683
Flex Ltd 4.875% 6/15/2029	2,200,000	2,179,815
Flex Ltd 5.375% 11/13/2035	1,800,000	1,702,080
Jabil Inc 4.2% 2/1/2029	2,300,000	2,254,799
TD SYNNEX Corp 6.1% 4/12/2034	1,000,000	1,016,723
		29,631,046
IT Services - 0.0%
IBM Corporation 1.7% 5/15/2027	1,250,000	1,226,267
IBM Corporation 3.5% 5/15/2029	1,500,000	1,451,722
		2,677,989
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices Inc 5% 8/17/2031	14,250,000	14,139,428
Broadcom Inc 3.419% 4/15/2033 (d)	5,470,000	4,796,489
Broadcom Inc 3.469% 4/15/2034	11,500,000	9,863,785
Broadcom Inc 4.15% 11/15/2030	6,000,000	5,758,343
Broadcom Inc 4.3% 1/15/2031 (d)	5,000,000	4,818,164
Broadcom Inc 4.95% 1/15/2036 (d)	2,300,000	2,138,796
Intel Corp 5.3% 5/15/2036 (d)	7,500,000	7,228,857
Intel Corp 5.625% 2/10/2043	1,500,000	1,393,421
Intel Corp 6.125% 5/15/2056	1,000,000	943,030
Intel Corp 6.2% 5/15/2066	1,500,000	1,397,992
Marvell Technology Inc 4.75% 7/15/2030	324,000	319,299
		52,797,604
Software - 0.5%
Cadence Design Systems Inc 4.3% 9/10/2029	1,000,000	984,367
Oracle Corp 6.125% 8/3/2065	4,000,000	3,161,516
Oracle Corp 6.25% 11/9/2032 (d)	5,475,000	5,454,108
Oracle Corp 6.9% 11/9/2052	7,500,000	6,771,678
Roper Technologies Inc 2.95% 9/15/2029	1,000,000	944,464
VMware LLC 1.8% 8/15/2028	1,750,000	1,656,343
		18,972,476
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 3.2% 5/11/2027	250,000	248,387
TOTAL INFORMATION TECHNOLOGY		104,327,502
Materials - 0.4%
Chemicals - 0.4%
Albemarle Corp 5.05% 6/1/2032	77,000	75,566
Dow Chemical Co/The 2.1% 11/15/2030	1,150,000	1,014,485
Dow Chemical Co/The 4.8% 1/15/2031	2,500,000	2,452,342
EIDP Inc 4.8% 5/15/2033	750,000	715,716
LYB International Finance III LLC 5.5% 3/1/2034	6,000,000	5,901,924
LYB International Finance III LLC 6.15% 5/15/2035 (d)	3,000,000	3,049,568
Westlake Corp 5.55% 11/15/2035 (d)	3,500,000	3,406,243
		16,615,844
Construction Materials - 0.0%
CRH America Finance Inc 4.4% 2/9/2031	408,000	396,563
Metals & Mining - 0.0%
Steel Dynamics Inc 5.25% 5/15/2035	2,500,000	2,455,264
TOTAL MATERIALS		19,467,671
Real Estate - 0.9%
Diversified REITs - 0.2%
Equinix Europe 2 Financing Corp LLC 5.25% 8/15/2031	5,000,000	4,966,241
VICI Properties LP 4.95% 2/15/2030	2,000,000	1,973,456
		6,939,697
Health Care REITs - 0.2%
Omega Healthcare Investors Inc 3.625% 10/1/2029	2,000,000	1,908,845
Omega Healthcare Investors Inc 5.2% 7/1/2030	2,000,000	1,986,127
Ventas Realty LP 5.625% 7/1/2034	500,000	503,440
Welltower OP LLC 2.05% 1/15/2029 (d)	1,250,000	1,175,405
Welltower OP LLC 4.5% 7/1/2030	2,300,000	2,265,100
		7,838,917
Real Estate Management & Development - 0.1%
Extra Space Storage LP 3.9% 4/1/2029	350,000	340,890
Host Hotels & Resorts LP 3.375% 12/15/2029	3,250,000	3,082,849
		3,423,739
Residential REITs - 0.0%
Camden Property Trust 3.15% 7/1/2029	750,000	717,436
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.85% 2/15/2033	1,348,000	1,303,082
Realty Income Corp 4% 7/15/2029	1,400,000	1,369,894
Regency Centers LP 5.25% 1/15/2034	1,000,000	989,933
Simon Property Group LP 4.375% 10/1/2030	3,000,000	2,941,326
		6,604,235
Specialized REITs - 0.2%
American Tower Corp 3.95% 3/15/2029	2,200,000	2,150,756
Crown Castle Inc 5.6% 6/1/2029	1,000,000	1,014,806
Equinix Inc 2.5% 5/15/2031	2,500,000	2,211,652
Public Storage Operating Co 4.375% 7/1/2030	3,000,000	2,951,519
		8,328,733
TOTAL REAL ESTATE		33,852,757
Utilities - 2.5%
Electric Utilities - 1.6%
AEP Texas Inc 5.2% 4/15/2036	501,000	482,728
American Electric Power Co Inc 3.875% 2/15/2062 (c)	12,000,000	11,924,830
American Electric Power Co Inc 5.8% 3/15/2056 (c)	1,000,000	982,141
Avangrid Inc 3.8% 6/1/2029	1,200,000	1,164,105
CenterPoint Energy Houston Electric LLC 5.15% 3/1/2034	500,000	494,630
Commonwealth Edison Co 2.2% 3/1/2030	1,500,000	1,371,033
Duke Energy Corp 3.25% 1/15/2082 (c)	7,600,000	7,531,811
Entergy Corp 7.125% 12/1/2054 (c)	5,000,000	5,140,355
Entergy Tex Inc 5.25% 4/15/2035	750,000	736,952
Evergy Inc 6.65% 6/1/2055 (c)	500,000	503,282
Eversource Energy 6.1% 8/15/2056 (c)	1,000,000	989,255
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (c)	13,670,000	13,526,898
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (c)	1,200,000	1,188,263
PacifiCorp 5.1% 2/15/2029	500,000	502,251
Public Service Co of Colorado 5.15% 9/15/2035 (d)	2,500,000	2,428,769
Public Service Co of Colorado 5.35% 5/15/2034	2,750,000	2,733,674
Southern California Edison Co 5.3% 3/1/2028	1,750,000	1,761,488
Southern California Edison Co 5.45% 3/1/2035	4,000,000	3,892,904
Southern California Edison Co 5.85% 11/1/2027	1,250,000	1,264,513
Southern California Edison Co 5.875% 12/1/2053	1,000,000	898,749
Southern Co/The 3.75% 9/15/2051 (c)	2,075,000	2,072,503
Wisconsin Electric Power Co 5% 5/15/2029	1,250,000	1,257,678
		62,848,812
Gas Utilities - 0.1%
National Fuel Gas Co 2.95% 3/1/2031	1,000,000	904,718
National Fuel Gas Co 5.5% 3/15/2030	750,000	756,643
Southwest Gas Corp 2.2% 6/15/2030	1,000,000	901,681
		2,563,042
Multi-Utilities - 0.8%
CenterPoint Energy Inc 6.7% 5/15/2055 (c)	1,000,000	1,016,952
Dominion Energy Inc 6% 2/15/2056 (c)	1,000,000	991,842
Dominion Energy Inc 6.875% 2/1/2055 (c)	14,180,000	14,426,520
NiSource Inc 6.95% 11/30/2054 (c)	1,625,000	1,669,912
Sempra 4.125% 4/1/2052 (c)(d)	12,260,000	12,164,428
Sempra 6.625% 4/1/2055 (c)	500,000	501,450
		30,771,104
TOTAL UTILITIES		96,182,958
TOTAL UNITED STATES		999,618,925
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,284,289,810)		1,268,866,386

U.S. Government Agency - Mortgage Securities - 28.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 28.9%
Fannie Mae 5.5% 1/1/2055	20,333,161	20,221,930
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	473,006	428,754
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	2,047,523	1,857,727
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,344,658	1,217,493
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	3,148,226	2,850,497
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	638,356	521,879
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	14,166,624	11,581,725
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	16,021,800	13,098,398
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	113,695	92,950
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	3,384,475	3,121,213
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	676,810	624,164
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	382,556	353,157
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	8,590,418	7,022,975
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	7,321,413	6,756,490
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2036	7,608,532	7,021,456
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	3,650,380	2,983,176
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037	2,966,786	2,771,657
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	1,914,333	1,634,971
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	9,688,023	8,280,291
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	8,571,995	7,626,758
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	9,392,732	8,994,703
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2055	9,331,648	8,526,863
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	676,652	640,936
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	431,897	409,235
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	832,246	787,017
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2055	5,977,571	5,620,963
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2054	7,108,446	6,699,923
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	3,749,219	3,642,380
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	315,662	306,963
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	4,174,893	4,048,096
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	270,097	262,654
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	2,129,860	2,065,173
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	3,625,898	3,614,176
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	725,520	702,238
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	8,693,640	8,429,602
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	624,070	619,876
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	3,530,727	3,519,136
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	5,663,972	5,625,908
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	2,738,736	2,775,314
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	4,226,643	4,277,480
Freddie Mac Gold Pool 1.5% 10/1/2050	3,261,781	2,448,026
Freddie Mac Gold Pool 2% 10/1/2036	1,073,816	971,258
Freddie Mac Gold Pool 2% 6/1/2036	1,904,355	1,724,259
Freddie Mac Gold Pool 2% 7/1/2036	3,032,972	2,746,143
Freddie Mac Gold Pool 2.5% 1/1/2037	547,979	505,354
Freddie Mac Gold Pool 3% 5/1/2037	1,405,893	1,313,425
Freddie Mac Gold Pool 3% 5/1/2051	1,619,803	1,382,916
Freddie Mac Gold Pool 4% 5/1/2055	9,463,620	8,647,453
Freddie Mac Gold Pool 4.5% 1/1/2053	787,659	746,084
Freddie Mac Gold Pool 4.5% 10/1/2054	3,228,870	3,043,307
Freddie Mac Gold Pool 4.5% 11/1/2053	852,012	806,774
Freddie Mac Gold Pool 4.5% 11/1/2054	6,368,238	6,002,255
Freddie Mac Gold Pool 4.5% 5/1/2054	9,860,233	9,296,646
Freddie Mac Gold Pool 4.5% 6/1/2055	1,317,661	1,239,053
Freddie Mac Gold Pool 4.5% 7/1/2053	645,710	611,426
Freddie Mac Gold Pool 4.5% 9/1/2053	399,793	378,441
Freddie Mac Gold Pool 5% 10/1/2054	8,457,373	8,200,512
Freddie Mac Gold Pool 5.5% 1/1/2054	358,367	357,078
Freddie Mac Gold Pool 5.5% 1/1/2055	8,252,034	8,185,230
Freddie Mac Gold Pool 5.5% 12/1/2053	1,069,723	1,065,877
Freddie Mac Gold Pool 5.5% 12/1/2054	1,138,473	1,130,822
Freddie Mac Gold Pool 5.5% 3/1/2054	2,815,766	2,803,003
Freddie Mac Gold Pool 5.5% 7/1/2053	483,680	482,395
Freddie Mac Gold Pool 5.5% 9/1/2055	2,087,485	2,073,456
Freddie Mac Gold Pool 6% 12/1/2054	622,794	630,917
Freddie Mac Gold Pool 6% 3/1/2054	754,960	765,987
Freddie Mac Gold Pool 6% 7/1/2054	270,319	274,267
Freddie Mac Non Gold Pool 6% 5/1/2055	2,119,017	2,145,437
Ginnie Mae I Pool 6% 11/20/2052	180,802	184,667
Ginnie Mae II Pool 2% 10/20/2050	1,537,963	1,236,063
Ginnie Mae II Pool 2% 11/20/2050	3,360,788	2,701,071
Ginnie Mae II Pool 2% 12/20/2050	5,076,531	4,080,016
Ginnie Mae II Pool 2% 2/20/2051	5,641,864	4,534,375
Ginnie Mae II Pool 2% 8/20/2050	8,090,573	6,509,991
Ginnie Mae II Pool 2% 9/20/2050	9,817,827	7,899,807
Ginnie Mae II Pool 2.5% 1/20/2050	433,567	364,272
Ginnie Mae II Pool 2.5% 10/20/2050	553,183	464,080
Ginnie Mae II Pool 2.5% 11/20/2050	7,549,240	6,333,254
Ginnie Mae II Pool 2.5% 12/20/2050	222,565	186,542
Ginnie Mae II Pool 2.5% 5/20/2051	1,469,440	1,230,686
Ginnie Mae II Pool 2.5% 6/20/2050	1,093,299	918,564
Ginnie Mae II Pool 2.5% 7/20/2050	5,124,687	4,305,639
Ginnie Mae II Pool 2.5% 8/20/2050	9,324,561	7,812,964
Ginnie Mae II Pool 2.5% 9/1/2056 (b)	29,500,000	24,674,685
Ginnie Mae II Pool 3% 4/20/2051	634,920	553,131
Ginnie Mae II Pool 3.5% 11/20/2054	4,722,843	4,139,597
Ginnie Mae II Pool 3.5% 9/1/2056 (b)	16,000,000	13,989,376
Ginnie Mae II Pool 4% 9/1/2056 (b)	52,750,000	47,650,146
Ginnie Mae II Pool 4.5% 8/20/2054	4,658,840	4,389,301
Ginnie Mae II Pool 4.5% 9/1/2056 (b)	23,000,000	21,541,837
Ginnie Mae II Pool 5% 11/20/2054	4,333,784	4,225,085
Ginnie Mae II Pool 5% 12/20/2054	2,605,330	2,537,541
Ginnie Mae II Pool 5% 2/20/2055	1,162,563	1,130,498
Ginnie Mae II Pool 5% 3/20/2055	6,315,120	6,138,963
Ginnie Mae II Pool 5% 9/1/2056 (b)	12,950,000	12,543,670
Ginnie Mae II Pool 5.5% 10/1/2056 (b)	1,300,000	1,289,569
Ginnie Mae II Pool 5.5% 11/20/2054	7,713,078	7,693,861
Ginnie Mae II Pool 5.5% 9/1/2056 (b)	5,000,000	4,967,107
Ginnie Mae II Pool 6% 10/1/2056 (b)	24,525,000	24,820,413
Ginnie Mae II Pool 6% 9/1/2056 (b)	50,400,000	51,113,397
Ginnie Mae II Pool 6.5% 9/1/2056 (b)	4,000,000	4,122,836
Uniform Mortgage Backed Securities 2% 10/1/2056 (b)	49,175,000	38,337,287
Uniform Mortgage Backed Securities 2% 9/1/2056 (b)	85,350,000	66,579,667
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (b)	167,650,000	136,831,220
Uniform Mortgage Backed Securities 3% 9/1/2056 (b)	41,000,000	34,962,110
Uniform Mortgage Backed Securities 3.5% 9/1/2041 (b)	34,750,000	32,622,921
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (b)	73,700,000	65,394,357
Uniform Mortgage Backed Securities 4% 9/1/2041 (b)	42,500,000	40,660,549
Uniform Mortgage Backed Securities 4% 9/1/2056 (b)	32,000,000	29,213,750
Uniform Mortgage Backed Securities 5% 9/1/2041 (b)	6,650,000	6,618,828
Uniform Mortgage Backed Securities 5% 9/1/2056 (b)	29,740,000	28,706,071
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (b)	60,000,000	59,409,372
Uniform Mortgage Backed Securities 6% 9/1/2056 (b)	50,825,000	51,400,644
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (b)	9,250,000	9,533,281
TOTAL UNITED STATES		1,128,167,159
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,135,829,826)		1,128,167,159

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Fannie Mae 5.625% 7/15/2037	1,250,000	1,324,792
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Tennessee Valley Authority 4.375% 8/1/2034	1,500,000	1,463,597
Tennessee Valley Authority 4.625% 9/15/2060	150,000	125,699
Tennessee Valley Authority 5.25% 2/1/2055	12,350,000	11,604,122
Tennessee Valley Authority 6.15% 1/15/2038	500,000	554,182
TOTAL UTILITIES		13,747,600
TOTAL UNITED STATES		15,072,392
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,563,473)		15,072,392

U.S. Treasury Obligations - 41.7%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	4.99	5,000,000	3,043,750
US Treasury Bonds 2% 2/15/2050	4.78 to 5.01	9,250,000	5,145,313
US Treasury Bonds 2.25% 2/15/2052	4.95	900,000	515,987
US Treasury Bonds 2.25% 5/15/2041	5.09	5,000,000	3,536,719
US Treasury Bonds 2.25% 8/15/2049	4.63 to 5.11	50,000,000	29,722,656
US Treasury Bonds 2.75% 11/15/2047	5.26	14,215,000	9,614,004
US Treasury Bonds 2.875% 5/15/2043	4.51 to 5.03	21,000,000	15,581,016
US Treasury Bonds 2.875% 5/15/2049	4.86	5,000,000	3,401,367
US Treasury Bonds 3.125% 5/15/2048	4.69 to 5.15	50,000,000	36,033,203
US Treasury Bonds 3.625% 2/15/2053	5.08	5,000,000	3,816,602
US Treasury Bonds 3.625% 5/15/2053	5.08 to 5.23	10,000,000	7,626,563
US Treasury Bonds 4% 11/15/2052	4.72 to 5.04	13,750,000	11,238,477
US Treasury Bonds 4.125% 8/15/2044	4.86 to 4.88	8,900,000	7,764,555
US Treasury Bonds 4.125% 8/15/2053	4.92 to 5.34	19,540,000	16,300,634
US Treasury Bonds 4.25% 2/15/2054	4.81 to 5.21	11,750,000	10,005,400
US Treasury Bonds 4.25% 8/15/2054	4.86	400,000	340,608
US Treasury Bonds 4.375% 5/15/2040	4.48 to 4.82	13,500,000	12,703,711
US Treasury Bonds 4.375% 8/15/2043	4.48 to 4.65	3,950,000	3,589,563
US Treasury Bonds 4.5% 11/15/2054 (h)	4.66 to 5.00	62,000,000	55,058,907
US Treasury Bonds 4.625% 11/15/2044	4.62 to 5.02	44,150,000	41,056,051
US Treasury Bonds 4.625% 11/15/2045	4.64 to 5.22	40,761,000	37,729,401
US Treasury Bonds 4.625% 11/15/2055	5.26	35,000,000	31,729,688
US Treasury Bonds 4.625% 2/15/2046	4.94 to 5.24	31,725,000	29,335,711
US Treasury Bonds 4.625% 2/15/2055	4.84 to 4.86	25,000,000	22,659,180
US Treasury Bonds 4.625% 5/15/2044	4.61 to 4.91	10,000,000	9,326,563
US Treasury Bonds 4.75% 11/15/2043	4.46 to 4.88	7,500,000	7,127,930
US Treasury Bonds 4.75% 2/15/2056	5.07	2,500,000	2,314,843
US Treasury Bonds 4.75% 8/15/2055	4.88 to 5.20	19,065,000	17,635,870
US Treasury Bonds 5% 5/15/2046	5.09 to 5.27	11,000,000	10,675,156
US Treasury Bonds 5% 5/15/2056	4.96	2,000,000	1,927,499
US Treasury Notes 0.625% 8/15/2030	3.61 to 3.79	10,000,000	8,620,313
US Treasury Notes 1.125% 2/29/2028	4.18	5,000,000	4,770,898
US Treasury Notes 1.125% 8/31/2028	4.23	5,000,000	4,694,727
US Treasury Notes 1.25% 4/30/2028	4.20	5,000,000	4,755,078
US Treasury Notes 1.375% 11/15/2031	4.41	5,000,000	4,274,805
US Treasury Notes 2.25% 8/15/2027	4.26	5,000,000	4,908,398
US Treasury Notes 2.375% 3/31/2029	4.22	12,950,000	12,318,182
US Treasury Notes 2.875% 4/30/2029	4.24	20,000,000	19,242,188
US Treasury Notes 2.875% 5/15/2028	3.52 to 4.01	55,000,000	53,695,898
US Treasury Notes 2.875% 5/15/2032	4.08	5,000,000	4,581,445
US Treasury Notes 3.375% 5/15/2033	4.25 to 4.50	8,000,000	7,436,250
US Treasury Notes 3.375% 9/15/2027	4.27	17,500,000	17,352,565
US Treasury Notes 3.375% 9/15/2028	3.46 to 4.17	22,500,000	22,073,731
US Treasury Notes 3.5% 1/15/2029	3.64 to 4.21	15,730,000	15,420,316
US Treasury Notes 3.5% 10/15/2028	3.58 to 3.64	15,000,000	14,739,844
US Treasury Notes 3.5% 11/15/2028	3.55 to 3.64	20,000,000	19,637,500
US Treasury Notes 3.5% 11/30/2030	3.70 to 4.40	22,813,000	21,954,839
US Treasury Notes 3.5% 12/15/2028	3.50 to 3.62	20,000,000	19,622,656
US Treasury Notes 3.5% 2/15/2033	4.15 to 4.24	7,500,000	7,044,727
US Treasury Notes 3.5% 2/28/2031	4.18	2,500,000	2,401,171
US Treasury Notes 3.5% 3/15/2029	4.08 to 4.17	30,000,000	29,371,875
US Treasury Notes 3.5% 4/30/2028	4.20	5,000,000	4,933,789
US Treasury Notes 3.5% 4/30/2030	3.90	5,000,000	4,840,625
US Treasury Notes 3.5% 9/30/2026	3.69 to 4.09	45,000,000	44,981,982
US Treasury Notes 3.5% 9/30/2027	3.49 to 4.00	17,647,000	17,510,368
US Treasury Notes 3.625% 10/31/2030	3.82	15,000,000	14,518,945
US Treasury Notes 3.625% 12/31/2030	4.32	4,000,000	3,866,094
US Treasury Notes 3.625% 3/31/2030	3.65	4,250,000	4,134,619
US Treasury Notes 3.625% 5/31/2028	4.21	5,000,000	4,940,234
US Treasury Notes 3.625% 8/15/2028	3.64 to 3.65	15,000,000	14,798,438
US Treasury Notes 3.625% 8/31/2027	3.50 to 3.56	10,000,000	9,943,281
US Treasury Notes 3.625% 8/31/2030	3.68 to 4.34	50,000,000	48,466,797
US Treasury Notes 3.625% 9/30/2030	3.66 to 3.84	17,500,000	16,953,125
US Treasury Notes 3.625% 9/30/2031	3.81	5,000,000	4,800,000
US Treasury Notes 3.75% 1/31/2031	3.63 to 4.35	5,750,000	5,581,768
US Treasury Notes 3.75% 10/31/2032	3.77 to 3.78	3,500,000	3,345,917
US Treasury Notes 3.75% 12/31/2030	4.34	5,000,000	4,856,250
US Treasury Notes 3.75% 4/15/2028	4.15	5,000,000	4,954,883
US Treasury Notes 3.75% 4/30/2028	4.17	15,000,000	14,861,719
US Treasury Notes 3.75% 5/31/2030	4.24	5,000,000	4,878,711
US Treasury Notes 3.75% 6/30/2030	3.87	3,500,000	3,412,637
US Treasury Notes 3.75% 8/15/2027	3.56 to 4.04	50,000,000	49,776,367
US Treasury Notes 3.875% 10/15/2027	4.08	15,930,000	15,863,418
US Treasury Notes 3.875% 3/15/2028	4.14	5,000,000	4,967,383
US Treasury Notes 3.875% 3/31/2031	4.06 to 4.18	30,000,000	29,245,313
US Treasury Notes 3.875% 4/30/2031	4.18 to 4.20	8,000,000	7,795,312
US Treasury Notes 3.875% 5/15/2029	4.18	5,000,000	4,934,375
US Treasury Notes 3.875% 6/15/2028	4.13	10,000,000	9,920,313
US Treasury Notes 3.875% 7/31/2027	3.79	5,000,000	4,984,727
US Treasury Notes 3.875% 7/31/2030	3.68 to 4.29	17,750,000	17,379,053
US Treasury Notes 3.875% 8/15/2033	4.54	23,000,000	21,986,563
US Treasury Notes 3.875% 8/31/2032	3.78 to 3.89	6,325,000	6,098,684
US Treasury Notes 3.875% 9/30/2032	3.94	10,000,000	9,634,375
US Treasury Notes 4% 1/31/2031	4.08 to 4.26	10,000,000	9,805,078
US Treasury Notes 4% 1/31/2033	4.11 to 4.31	5,000,000	4,837,500
US Treasury Notes 4% 11/15/2035	4.63	5,000,000	4,730,859
US Treasury Notes 4% 4/30/2032	4.03	2,000,000	1,946,171
US Treasury Notes 4% 5/31/2028	4.20	3,500,000	3,480,449
US Treasury Notes 4% 7/31/2030	3.59	8,500,000	8,359,219
US Treasury Notes 4% 7/31/2032	3.77 to 3.99	15,500,000	15,053,770
US Treasury Notes 4.125% 11/15/2032	3.77 to 4.26	11,500,000	11,221,035
US Treasury Notes 4.125% 11/30/2031	3.69 to 3.91	10,000,000	9,815,625
US Treasury Notes 4.125% 2/15/2036	4.64	5,000,000	4,769,531
US Treasury Notes 4.125% 2/28/2027	3.57 to 3.80	70,000,000	70,040,141
US Treasury Notes 4.125% 2/29/2032	4.43	6,475,000	6,347,523
US Treasury Notes 4.125% 3/31/2032	4.00 to 4.50	20,000,000	19,595,312
US Treasury Notes 4.125% 5/31/2031	4.16 to 4.22	7,500,000	7,381,934
US Treasury Notes 4.125% 5/31/2032	3.76 to 3.99	8,000,000	7,829,375
US Treasury Notes 4.125% 6/30/2028	4.17 to 4.36	18,610,000	18,540,213
US Treasury Notes 4.125% 6/30/2031	4.36 to 4.46	16,750,000	16,481,738
US Treasury Notes 4.125% 7/31/2028	4.17	17,670,000	17,599,596
US Treasury Notes 4.125% 8/31/2030	4.42	3,000,000	2,962,382
US Treasury Notes 4.25% 1/31/2030	3.72 to 4.05	25,000,000	24,845,703
US Treasury Notes 4.25% 5/15/2035	4.05 to 4.63	5,000,000	4,838,477
US Treasury Notes 4.25% 8/15/2035	4.57 to 4.65	5,000,000	4,831,445
US Treasury Notes 4.375% 12/31/2029	3.56 to 3.80	20,000,000	19,964,062
US Treasury Notes 4.375% 5/15/2034	4.30 to 4.44	26,250,000	25,778,320
US Treasury Notes 4.375% 8/31/2028	3.72	10,000,000	10,005,859
US Treasury Notes 4.5% 5/31/2029	3.71 to 4.10	55,000,000	55,137,500
US Treasury Notes 4.625% 11/15/2026	3.62 to 3.80	20,000,000	20,026,465
US Treasury Notes 4.625% 2/15/2035	4.55 to 4.69	7,500,000	7,463,965
US Treasury Notes 4.625% 5/31/2031	3.67 to 4.19	38,000,000	38,195,938
US Treasury Notes 4.75% 2/15/2045	4.79 to 4.87	13,000,000	12,268,242
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,664,576,980)			1,628,793,825

Money Market Funds - 11.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	432,917,484	433,004,068
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	6,054,955	6,055,560
TOTAL MONEY MARKET FUNDS (Cost $439,056,389)			439,059,628

TOTAL INVESTMENT IN SECURITIES - 120.9% (Cost $4,783,510,957)	4,722,372,143
NET OTHER ASSETS (LIABILITIES) - (20.9)%	(813,226,222)
NET ASSETS - 100.0%	3,909,145,921

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 9/1/2056	(1,300,000)	(1,291,448)
Ginnie Mae II Pool 6% 9/1/2056	(24,525,000)	(24,872,144)
Uniform Mortgage Backed Securities 2% 9/1/2056	(62,725,000)	(48,930,399)
Uniform Mortgage Backed Securities 3.5% 9/1/2056	(8,750,000)	(7,763,916)
Uniform Mortgage Backed Securities 4% 9/1/2041	(9,500,000)	(9,088,829)
Uniform Mortgage Backed Securities 4% 9/1/2056	(19,000,000)	(17,345,664)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(109,292,400)

TOTAL TBA SALE COMMITMENTS (Proceeds $109,817,239)		(109,292,400)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,089,396 or 0.8% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,062,104.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	181,211,509	991,858,284	740,068,184	6,864,027	(780)	3,239	433,004,068	432,917,484
Fidelity Securities Lending Cash Central Fund	-	14,202,778	8,147,218	3,493	-	-	6,055,560	6,054,955
	181,211,509	1,006,061,062	748,215,402	6,867,520	(780)	3,239	439,059,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	132,671,017	-	132,671,017	-

Bank Notes
Financials	5,333,798	-	5,333,798	-

Commercial Mortgage Securities	55,115,416	-	55,115,416	-

Foreign Government and Government Agency Obligations	46,999,235	-	46,999,235	-

Municipal Securities
General Obligations	1,613,676	-	1,613,676	-
Tobacco Bonds	679,611	-	679,611	-

Non-Convertible Corporate Bonds
Communication Services	58,003,377	-	58,003,377	-
Consumer Discretionary	46,413,088	-	46,413,088	-
Consumer Staples	36,045,132	-	36,045,132	-
Energy	120,795,061	-	120,795,061	-
Financials	575,601,795	-	575,601,795	-
Health Care	90,974,850	-	90,974,850	-
Industrials	76,745,628	-	76,745,628	-
Information Technology	105,336,098	-	105,336,098	-
Materials	28,715,672	-	28,715,672	-
Real Estate	33,852,757	-	33,852,757	-
Utilities	96,382,928	-	96,382,928	-

U.S. Government Agency - Mortgage Securities	1,128,167,159	-	1,128,167,159	-

U.S. Government Agency Obligations
Financials	1,324,792	-	1,324,792	-
Utilities	13,747,600	-	13,747,600	-

U.S. Treasury Obligations	1,628,793,825	-	1,628,793,825	-

Money Market Funds	439,059,628	439,059,628	-	-
Total Investments in Securities:	4,722,372,143	439,059,628	4,283,312,515	-
Other Financial Instruments:

TBA Sale Commitments	(109,292,400)	-	(109,292,400)	-
Total Other Financial Instruments:	(109,292,400)	-	(109,292,400)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$4,283,312,515
Investments in securities, at value - affiliated issuers	439,059,628
Receivable for TBA sale commitments	109,817,239
Receivable for fund shares sold	6,096,523
Interest receivable	33,124,388
Distributions receivable from affiliated funds	927,925
Prepaid expenses	3,560
Receivable from investment adviser for expense reductions	194,230
Total assets	4,872,536,008
Liabilities
Payable for investments purchased	33,981,042
Payable for investments purchased, delayed delivery	810,011,234
TBA sale commitments, at value	109,292,400
Payable for fund shares redeemed	1,715,124
Distributions payable	1,557,799
Accrued management fee	574,109
Other payables and accrued expenses	202,819
Collateral on securities loaned	6,055,560
Total liabilities	963,390,087
Net Assets	$3,909,145,921
Net assets consist of:
Paid in capital	3,976,529,377
Total accumulated earnings (loss)	(67,383,456)
Net Assets	$3,909,145,921

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($3,909,145,921/398,201,269 shares)	$9.82

Other Information
Unaffiliated issuers, cost	4,344,454,568
Affiliated issuers, cost	439,056,389
Securities loaned, market value	46,334,500
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$6,867,520
Security lending income - unaffiliated issuers	1,056
Interest	106,606,511
Total investment income	113,475,087
Expenses
Management fee	5,045,933
Custodian fees and expenses	30,802
Independent trustees' fees and expenses	4,992
Registration fees	206,070
Audit	87,146
Legal	1,400
Commitment fee	2,494
Miscellaneous	2,810
Total expenses	5,381,647
Expense reductions	(1,614,485)
Total expenses after reductions	3,767,162
Net investment income (loss)	109,707,925
Net realized gain (loss)
Investments - unaffiliated issuers	(9,627,773)
Investments - affiliated issuers	(780)
Net realized gain (loss)	(9,628,553)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(77,073,843)
Investments - affiliated issuers	3,239
TBA sale commitments	1,768,076
Total change in net unrealized appreciation (depreciation)	(75,302,528)
Net gain (loss)	(84,931,081)
Net increase (decrease) in net assets resulting from operations	$24,776,844
Other Information
Income from securities lending - Affiliated Issuers	3,493

Statement of Changes in Net Assets
	Year ended August 31, 2026	For the period March 18, 2025 (commencement of operations) through August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,707,925	$20,063,599
Net realized gain (loss)	(9,628,553)	(63,509)
Change in net unrealized appreciation (depreciation)	(75,302,528)	14,688,553
Net increase (decrease) in net assets resulting from operations	$24,776,844	$34,688,643
Distributions to shareholders
Distributions to shareholders	(108,669,158)	(18,179,125)
Total distributions	(108,669,158)	(18,179,125)
Net increase (decrease) in net assets resulting from share transactions	2,388,521,983	1,588,006,734
Total increase (decrease) in net assets	2,304,629,669	1,604,516,252
Net Assets
Beginning of period	1,604,516,252	-
End of period	$3,909,145,921	$1,604,516,252
Financial Highlights
Fidelity® SAI Enhanced Core Bond Fund

Years ended August 31,	2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.44	.20
Net realized and unrealized gain (loss)	(.24)	.04
Total from investment operations	.20	.24
Distributions
Distributions from net investment income	(.41)	(.18)
Distributions from net realized gain	(.03)	-
Total distributions	(.44)	(.18)
Net asset value, end of period	$9.82	$10.06
Total Return D, E	1.96%	2.45%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.21%	.24% H, I
Ratio of expenses to average net assets net of fee waivers, if any	.15%	.15% H
Ratio of expenses to average net assets net of all reductions, if any	.15%	.15% H
Ratio of net investment income (loss) to average net assets	4.34%	4.47% H
Net assets, end of period	$3,909,145,921	$1,604,516,252
Portfolio turnover rate J	287%	180% K

AFor the period March 18, 2025 (commencement of operations) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® SAI Enhanced Core Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: losses deferred due to excise tax regulations, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Enhanced Core Bond Fund	4,777,929,346	4,886,292	(59,918,656)	(55,032,364)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® SAI Enhanced Core Bond Fund	2,193,558	(55,032,364)

The Fund intends to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2025 to August 31, 2026, and/or ordinary losses recognized during the period January 1, 2026 to August 31, 2026. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Fidelity® SAI Enhanced Core Bond Fund	14,544,650	-

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® SAI Enhanced Core Bond Fund	108,669,157	108,669,157

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® SAI Enhanced Core Bond Fund	18,179,125	18,179,125

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® SAI Enhanced Core Bond Fund	7,191,393,845	5,892,101,834

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Enhanced Core Bond Fund	0.20

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® SAI Enhanced Core Bond Fund	668	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® SAI Enhanced Core Bond Fund	41,977,153

  7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Enhanced Core Bond Fund	0.15	December 31, 2027	1,587,532

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Enhanced Core Bond Fund	26,953

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® SAI Enhanced Core Bond Fund
Fidelity® SAI Enhanced Core Bond Fund (Commencement of sale of shares March 18, 2025)	108,669,158	18,179,125
Total	108,669,158	18,179,125

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® SAI Enhanced Core Bond Fund (Commencement of sale of shares March 18, 2025)
Shares sold	259,013,553	159,149,184	2,591,138,660	1,584,971,591
Reinvestment of distributions	10,090,592	1,806,980	101,186,345	18,081,766
Shares redeemed	(30,358,397)	(1,500,643)	(303,803,022)	(15,046,623)
Net increase (decrease)	238,745,748	159,455,521	2,388,521,983	1,588,006,734

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers ® Fidelity ® Core Income Fund
Fidelity ® SAI Enhanced Core Bond Fund	70%
  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Enhanced Core Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Enhanced Core Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for the year then ended and for the period from March 18, 2025 (commencement of operations) through August 31, 2025, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from March 18, 2025 (commencement of operations) through August 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 44.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $102,997,613 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918577.101
ECB-ANN-1026
Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Conservative Income Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 13.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 13.2%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	350,652	350,743
Affirm Asset Securitization Trust Series 2026-X1 Class A, 4.27% 4/15/2031 (b)	1,510,441	1,509,888
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	806,397	806,324
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	26,884	26,886
AutoNation Finance Trust Series 2026-1A Class A2, 3.95% 1/11/2029 (b)	1,525,440	1,523,057
Autonation Finance Trust Series 2026-N1A Class A2, 4.48% 2/15/2029 (b)	1,505,000	1,503,646
Auxilior Term Funding LLC Series 2026-1A Class A2, 4.64% 2/15/2029 (b)	100,000	100,034
Barings Equipment Finance LLC Series 2026-A Class A2, 3.89% 4/13/2029 (b)	1,550,000	1,542,328
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	409,740	409,942
BofA Auto Trust Series 2026-1A Class A2A, 4.1% 11/15/2028 (b)	1,500,000	1,498,580
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	1,219,632	1,218,151
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	58,013	58,019
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	225,093	225,279
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	629,674	630,002
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	1,040,661	1,039,171
CarMax Auto Owner Trust Series 2026-2 Class A2A, 4.11% 8/15/2029	1,470,000	1,466,651
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	584,035	582,570
Carmax Select Receivables Trust Series 2026-B Class A2, 4.35% 4/16/2029	1,305,000	1,304,508
Carvana Auto Receivables Trust Series 2024-P4 Class A3, 4.64% 1/10/2030	638,284	638,958
Carvana Auto Receivables Trust Series 2025-P2 Class A2, 4.56% 8/10/2028	161,561	161,602
Carvana Auto Receivables Trust Series 2025-P2 Class A3, 4.55% 8/12/2030	1,400,000	1,399,899
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	1,047,008	1,046,720
Carvana Auto Receivables Trust Series 2026-P1 Class A2, 4.1% 6/11/2029	1,838,825	1,836,273
Carvana Auto Receivables Trust Series 2026-P2 Class A2, 4.4% 8/10/2029	1,100,000	1,099,618
Carvana Auto Receivables Trust Series 2026-P3 Class A2, 4.63% 11/12/2029	1,310,000	1,308,276
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,432,355	1,437,806
Chesapeake IV Funding DAC Series 2026-1A Class A2, 4.26% 12/15/2028 (b)	1,445,000	1,442,706
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	51,393	51,436
Dell Equipment Finance Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	1,222,000	1,223,874
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	53,867	53,882
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	112,159	112,004
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	119,529	119,639
DLLAA LLC Series 2026-1A Class A2, 4.42% 5/21/2029 (b)	1,680,000	1,677,642
DLLAD LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	1,765,825	1,765,929
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,454,114	1,457,177
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (b)	410,000	409,098
DRVPNK Series 2026-2A Class A2, 4.29% 9/17/2029 (b)	2,500,000	2,497,449
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	425,235	425,733
Enterprise Fleet Financing LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	971,173	972,017
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	1,229,842	1,230,718
Enterprise Fleet Financing LLC Series 2026-2 Class A2, 4.33% 2/20/2029 (b)	2,230,000	2,223,818
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,868,493	1,879,334
Exeter Automobile Receivables Trust Series 2026-1A Class A2, 4.08% 9/15/2028	736,969	736,690
Exeter Automobile Receivables Trust Series 2026-3A Class A2, 4.36% 12/15/2028	1,115,000	1,115,244
Exeter Automobile Receivables Trust Series 2026-4A, 4.37% 12/15/2028	123,000	122,950
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	420,897	421,176
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	295,660	295,773
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	2,330,000	2,342,768
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	341,049	341,236
GM Financial Automobile Leasing Trust Series 2026-1 Class A2, 3.77% 4/20/2028	2,000,000	1,994,734
Gm Financial Automobile Leasing Trust Series 2026-3 Class A2A, 4.33% 10/20/2028	1,655,000	1,652,521
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	161,486	161,523
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	787,769	787,820
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	2,340,000	2,350,211
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	1,200,000	1,201,334
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A2, U.S. 30-Day Avg. SOFR Index + 0.45%, 4.0865% 11/15/2028 (b)(c)(d)	1,600,000	1,600,255
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2365% 3/15/2029 (b)(c)(d)	975,000	976,255
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	269,443	269,531
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (b)	1,900,000	1,898,133
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	93,393	93,404
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	399,828	399,943
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	176,836	177,026
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	519,282	519,667
Hyundai Auto Lease Securitization Trust Series 2025-C Class A2A, 4.37% 1/18/2028 (b)	521,648	521,857
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	337,512	337,730
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	521,938	522,515
Kubota Credit Owner Trust Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	448,025	448,404
Lasar Series 2026-A Class A2, 4.59% 4/16/2029 (b)	880,000	879,893
M&T Bank Auto Receivables Trust Series 2026-1A Class A2, 4.33% 7/16/2029 (b)	1,565,000	1,564,478
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	378,494	378,978
M&T Equipment Notes Series 2026-1A Class A2, 4.56% 3/19/2029 (b)	1,200,000	1,199,350
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	893,317	895,527
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	597,668	598,303
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	193,759	193,916
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (b)	309,778	309,466
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (b)	415,000	414,681
Santander Drive Auto Receivables Trust Series 2026-1 Class A2, 4.04% 3/15/2029	970,292	969,458
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	40,186	40,212
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	190,597	190,704
SBNA Auto Lease Trust Series 2025-A Class A3, 4.83% 4/20/2028 (b)	338,826	339,358
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (b)	163,289	163,567
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	737,008	736,194
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	1,163,108	1,169,008
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	203,049	203,152
SFS Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	763,118	762,761
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (b)	2,024,949	2,019,651
SFS Auto Receivables Securitization Trust Series 2026-2A Class A2A, 4.27% 10/22/2029 (b)	1,900,000	1,897,084
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	1,181,249	1,181,247
SoFi Consumer Loan Program Series 2026-3 Class A, 4.46% 6/25/2035 (b)	1,460,717	1,459,971
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (b)	582,813	582,743
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	1,579,550	1,578,933
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A2A, 4.21% 1/22/2029 (b)	1,453,000	1,448,958
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	850,094	849,424
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	26,240	26,249
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	394,136	394,351
Toyota Auto Receivables Owner Trust Series 2026-A Class A2A, 3.8% 12/15/2028	1,777,191	1,773,702
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	516,774	516,765
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (b)	1,661,890	1,657,132
Upgrade Master Pass-Thru Trust Series 2026-ST4 Class A, 4.541% 10/15/2035 (b)	100,000	99,942
USAA Auto Owner Trust Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	259,365	259,456
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	799,987	799,504
Verizon Master Trust Series 2025-3 Class A1B, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1865% 3/20/2030 (c)(d)	1,675,000	1,676,837
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	1,063,674	1,062,540
Volkswagen Auto Lease Trust Series 2026-A Class A2A, 4.06% 8/21/2028	1,800,000	1,796,839
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	8,593	8,595
Westlake Automobile Receivables Trust Series 2026-3A Class A2A, 4.51% 7/16/2029 (b)	2,100,000	2,099,052
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0.67%, 4.3088% 1/18/2040 (b)(c)(d)	1,961,369	1,964,841
Wheels Fleet Lease Funding LLC Series 2026-1A Class A2A, 4.3% 4/18/2039 (b)	1,255,000	1,251,839
WOART Series 2025-B Class A2A, 4.38% 8/15/2028	662,869	663,172
WOART Series 2025-C Class A2A, 4.19% 10/16/2028	746,928	747,284
World Omni Auto Receivables Trust Series 2024-A Class A3, 4.86% 3/15/2029	756,694	758,600
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	483,073	483,433
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	1,431,107	1,429,080
World Omni Select Auto Trust Series 2026-A Class A2A, 4.52% 7/15/2030	1,060,000	1,058,501
TOTAL UNITED STATES		106,110,818
TOTAL ASSET-BACKED SECURITIES (Cost $106,269,921)		106,110,818

Bank Notes - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Financials - 1.2%
Banks - 1.2%
Fifth Third Bank OH 2.25% 2/1/2027	2,111,000	2,093,547
Morgan Stanley Bank NA 4.952% 1/14/2028 (c)	1,500,000	1,502,537
Morgan Stanley Bank NA 5.504% 5/26/2028 (c)	2,500,000	2,515,905
Truist Bank 4.42% 7/24/2028 (c)	1,300,000	1,297,017
US Bank NA/Cincinnati OH 4.535% 5/20/2029 (c)	1,860,000	1,852,734

TOTAL UNITED STATES		9,261,740
TOTAL BANK NOTES (Cost $9,272,801)		9,261,740

Non-Convertible Corporate Bonds - 43.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.107% 11/27/2026 (b)(c)(d)	2,000,000	2,001,180
Materials - 0.2%
Metals & Mining - 0.2%
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.3881% 10/1/2026 (b)(c)(d)	1,575,000	1,575,510
TOTAL AUSTRALIA		3,576,690
BELGIUM - 0.3%
Financials - 0.3%
Banks - 0.3%
KBC Group NV 5.796% 1/19/2029 (b)(c)	2,600,000	2,634,783
CANADA - 4.6%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 3.55% 7/26/2027 (b)	146,000	144,803
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Canadian Natural Resources Ltd 3.85% 6/1/2027	2,300,000	2,288,111
Enbridge Inc 3.7% 7/15/2027	1,637,000	1,625,165
Enbridge Inc 4.25% 12/1/2026	900,000	899,629
TOTAL ENERGY		4,812,905
Financials - 4.0%
Banks - 4.0%
Bank of Montreal 4.1% 12/15/2027 (c)	2,600,000	2,596,856
Bank of Montreal 4.567% 9/10/2027 (c)	2,726,000	2,725,895
Bank of Montreal U.S. SOFR Averages Index + 0.75%, 4.3893% 9/22/2028 (c)(d)	2,400,000	2,403,107
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 4.5216% 9/10/2027 (c)(d)	1,380,000	1,380,162
Bank of Nova Scotia/The 4.578% 6/5/2029 (c)	1,900,000	1,891,648
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4019% 9/15/2028 (c)(d)	1,780,000	1,783,343
Canadian Imperial Bank of Commerce 4.862% 1/13/2028 (c)	700,000	701,129
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.4424% 9/8/2028 (c)(d)	2,400,000	2,405,086
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.2769% 1/27/2027 (b)(c)(d)	1,500,000	1,502,135
National Bank of Canada 4.95% 2/1/2028 (c)	2,666,000	2,670,241
National Bank of Canada U.S. SOFR Index + 0.77%, 4.4113% 1/20/2029 (c)(d)	1,700,000	1,703,602
Royal Bank of Canada 4.715% 3/27/2028 (c)	1,125,000	1,126,181
Royal Bank of Canada U.S. SOFR Averages Index + 0.61%, 4.2441% 7/10/2029 (c)(d)	2,300,000	2,299,999
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3613% 10/18/2027 (c)(d)	1,400,000	1,400,822
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 4.4587% 3/27/2028 (c)(d)	1,300,000	1,303,276
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.345% 11/3/2028 (c)(d)	1,900,000	1,903,547
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.2606% 12/17/2026 (c)(d)	1,900,000	1,902,074
TOTAL FINANCIALS		31,699,103
TOTAL CANADA		36,656,811
DENMARK - 0.6%
Financials - 0.6%
Banks - 0.6%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	2,650,000	2,645,943
Danske Bank A/S 4.662% 3/27/2029 (b)(c)	2,130,000	2,126,618

TOTAL DENMARK		4,772,561
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3406% 3/17/2028 (b)(c)(d)	1,520,000	1,525,451
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	550,000	545,506
GERMANY - 2.0%
Consumer Discretionary - 1.3%
Automobiles - 1.3%
BMW US Capital LLC 4.65% 3/19/2027 (b)	1,900,000	1,903,426
BMW US Capital LLC U.S. SOFR Averages Index + 0.64%, 4.2808% 8/4/2028 (b)(c)(d)	2,350,000	2,351,904
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.66%, 4.3048% 8/4/2028 (b)(c)(d)	2,350,000	2,351,912
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.71%, 4.3516% 3/10/2028 (b)(c)(d)	2,140,000	2,142,862
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4181% 4/1/2027 (b)(c)(d)	1,600,000	1,604,466
TOTAL CONSUMER DISCRETIONARY		10,354,570
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	1,600,000	1,592,110
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	2,300,000	2,282,879
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	1,500,000	1,506,618
TOTAL FINANCIALS		5,381,607
TOTAL GERMANY		15,736,177
IRELAND - 0.4%
Financials - 0.4%
Banks - 0.2%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	1,300,000	1,297,036
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	997,055
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	590,000	596,148
		1,593,203
TOTAL IRELAND		2,890,239
ITALY - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
ENEL Finance International NV 4.625% 6/15/2027 (b)	500,000	500,277
JAPAN - 0.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	200,042
NTT Finance Corp 4.741% 3/31/2028 (b)	1,568,000	1,565,120
NTT Finance Corp 5.104% 7/2/2027 (b)	1,064,000	1,068,495
TOTAL COMMUNICATION SERVICES		2,833,657
Financials - 0.3%
Banks - 0.3%
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)	1,800,000	1,804,472
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	1,000,000	998,839
TOTAL FINANCIALS		2,803,311
TOTAL JAPAN		5,636,968
NETHERLANDS - 2.1%
Financials - 1.8%
Banks - 1.8%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	2,300,000	2,301,511
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4196% 9/18/2027 (b)(c)(d)	1,100,000	1,101,044
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(c)	2,180,000	2,167,902
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(c)	2,000,000	2,000,630
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.0466% 1/14/2028 (c)(d)	2,700,000	2,701,457
ING Groep NV 4.017% 3/28/2028 (c)	1,500,000	1,495,954
ING Groep NV 6.083% 9/11/2027 (c)	2,260,000	2,260,891
TOTAL FINANCIALS		14,029,389
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	1,980,000	1,961,619
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	1,080,000	1,078,234
TOTAL INFORMATION TECHNOLOGY		3,039,853
TOTAL NETHERLANDS		17,069,242
SWEDEN - 0.2%
Financials - 0.2%
Banks - 0.2%
Swedbank AB 6.136% 9/12/2026 (b)	1,500,000	1,500,574
SWITZERLAND - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
UBS AG/Stamford CT 4.302% 3/16/2029 (c)	1,349,000	1,341,250
UBS AG/Stamford CT U.S. SOFR Index + 0.625%, 4.2646% 8/7/2029 (c)(d)	1,550,000	1,550,465
UBS Group AG 4.751% 5/12/2028 (b)(c)	700,000	700,456
UBS Group AG 6.327% 12/22/2027 (b)(c)	2,930,000	2,944,945
UBS Group AG 6.442% 8/11/2028 (b)(c)	1,000,000	1,016,327

TOTAL SWITZERLAND		7,553,443
UNITED KINGDOM - 4.6%
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 3.557% 8/15/2027	2,300,000	2,280,635
Financials - 3.7%
Banks - 3.2%
Barclays PLC 2.279% 11/24/2027 (c)	1,500,000	1,492,318
Barclays PLC 4.337% 1/10/2028	1,500,000	1,492,858
Barclays PLC 7.385% 11/2/2028 (c)	1,200,000	1,233,820
HSBC Holdings PLC 2.251% 11/22/2027 (c)	2,750,000	2,734,928
HSBC Holdings PLC 4.755% 6/9/2028 (c)	1,500,000	1,500,374
HSBC Holdings PLC 5.21% 8/11/2028 (c)	1,000,000	1,004,853
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 4.6707% 3/3/2029 (c)(d)	1,300,000	1,306,297
Lloyds Banking Group PLC 3.75% 3/18/2028 (c)	500,000	498,275
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	2,500,000	2,507,909
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	600,000	609,691
NatWest Group PLC 3.073% 5/22/2028 (c)	2,750,000	2,719,741
NatWest Group PLC 5.583% 3/1/2028 (c)	2,310,000	2,321,636
Standard Chartered Bank/New York 4.718% 5/28/2029 (c)	1,500,000	1,494,271
Standard Chartered PLC 2.608% 1/12/2028 (b)(c)	300,000	297,820
Standard Chartered PLC 5.688% 5/14/2028 (b)(c)	2,400,000	2,415,342
Standard Chartered PLC 6.75% 2/8/2028 (b)(c)	2,281,000	2,300,740
		25,930,873
Financial Services - 0.5%
Nationwide Building Society 2.972% 2/16/2028 (b)(c)	1,000,000	992,554
Nationwide Building Society 4.302% 3/8/2029 (b)(c)	1,500,000	1,489,364
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	1,544,000	1,548,115
		4,030,033
TOTAL FINANCIALS		29,960,906
Health Care - 0.2%
Pharmaceuticals - 0.2%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1416% 3/12/2027 (c)(d)	1,707,000	1,709,236
Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems Finance Inc 7.5% 7/1/2027 (b)	1,582,000	1,621,164
BAE Systems PLC 5% 3/26/2027 (b)	700,000	702,262
Rolls-Royce PLC 5.75% 10/15/2027 (b)	750,000	756,849
TOTAL INDUSTRIALS		3,080,275
TOTAL UNITED KINGDOM		37,031,052
UNITED STATES - 25.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.3%
AT&T Inc U.S. SOFR Index + 0.65%, 4.2911% 8/10/2028 (c)(d)	2,500,000	2,508,753
Interactive Media & Services - 0.2%
Alphabet Inc U.S. SOFR Averages Index + 0.44%, 4.0792% 8/10/2028 (c)(d)	2,050,000	2,053,114
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027	2,100,000	2,091,495
TOTAL COMMUNICATION SERVICES		6,653,362
Consumer Discretionary - 1.6%
Automobiles - 1.1%
American Honda Finance Corp 4.55% 4/10/2028	369,000	367,777
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.2972% 11/19/2027 (c)(d)	2,500,000	2,502,554
Hyundai Capital America 2.375% 10/15/2027 (b)	1,500,000	1,461,965
Hyundai Capital America 4.5% 6/16/2028 (b)	1,167,000	1,160,398
Hyundai Capital America 4.6% 4/6/2028 (b)	1,780,000	1,773,561
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.7591% 6/23/2027 (b)(c)(d)	1,380,000	1,386,050
		8,652,305
Broadline Retail - 0.2%
Amazon.com Inc 4.0819% 3/13/2028 (c)	2,100,000	2,101,164
Specialty Retail - 0.3%
O'Reilly Automotive Inc 5.75% 11/20/2026	2,131,000	2,134,676
TOTAL CONSUMER DISCRETIONARY		12,888,145
Consumer Staples - 0.5%
Beverages - 0.2%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.2211% 11/15/2026 (c)(d)	1,760,000	1,760,849
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.45% 3/1/2027 (b)	643,000	643,746
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0767% 4/28/2027 (c)(d)	1,433,000	1,435,268
		2,079,014
TOTAL CONSUMER STAPLES		3,839,863
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.0081% 2/26/2027 (c)(d)	1,435,000	1,436,032
DCP Midstream Operating LP 5.625% 7/15/2027	1,200,000	1,208,810
Diamondback Energy Inc 5.2% 4/18/2027	2,600,000	2,611,554
Targa Resources Corp 5.2% 7/1/2027	1,100,000	1,106,455
TOTAL ENERGY		6,362,851
Financials - 17.2%
Banks - 10.7%
Bank of America Corp 3.593% 7/21/2028 (c)	1,200,000	1,189,533
Bank of America Corp 3.705% 4/24/2028 (c)	1,550,000	1,541,106
Bank of America Corp 3.824% 1/20/2028 (c)	2,750,000	2,743,054
Bank of America Corp 4.376% 4/27/2028 (c)	1,750,000	1,747,605
Bank of America Corp 4.948% 7/22/2028 (c)	2,700,000	2,707,657
Bank of America Corp 5.933% 9/15/2027 (c)	1,310,000	1,310,863
Bank of America Corp U.S. SOFR Index + 0.83%, 4.4784% 1/24/2029 (c)(d)	1,900,000	1,905,451
Citibank NA U.S. SOFR Index + 0.595%, 4.2361% 6/18/2029 (c)(d)	2,000,000	2,000,003
Citibank NA U.S. SOFR Index + 0.712%, 4.3592% 11/19/2027 (c)(d)	1,400,000	1,401,190
Citibank NA U.S. SOFR Index + 0.781%, 4.431% 5/29/2027 (c)(d)	1,000,000	1,002,689
Citigroup Inc 3.07% 2/24/2028 (c)	2,500,000	2,482,462
Citigroup Inc 3.668% 7/24/2028 (c)	1,000,000	991,068
Citigroup Inc 3.887% 1/10/2028 (c)	1,000,000	997,832
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.7844% 5/7/2028 (c)(d)	1,300,000	1,304,993
Fifth Third Bancorp 1.707% 11/1/2027 (c)	2,000,000	1,990,232
Fifth Third Bank OH 4.967% 1/28/2028 (c)	1,500,000	1,501,882
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3548% 4/12/2028 (c)(d)	2,373,000	2,374,132
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	1,500,000	1,497,635
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	2,380,000	2,362,334
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	2,800,000	2,780,524
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	2,450,000	2,442,465
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	1,800,000	1,810,919
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	2,700,000	2,706,197
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	700,000	700,062
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.3262% 10/15/2027 (c)(d)	1,400,000	1,400,628
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 4.8101% 10/30/2026 (c)(d)	900,000	900,704
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4069% 7/6/2028 (c)(d)	1,700,000	1,702,893
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.4211% 11/17/2028 (c)(d)	1,900,000	1,903,465
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	2,250,000	2,258,897
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	2,450,000	2,456,602
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2669% 1/26/2029 (c)(d)	1,693,000	1,692,318
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	1,957,000	1,949,299
Truist Bank U.S. SOFR Index + 0.66%, 4.3069% 1/27/2029 (c)(d)	1,600,000	1,598,420
Truist Bank U.S. SOFR Index + 0.77%, 4.4165% 7/24/2028 (c)(d)	1,700,000	1,703,058
Truist Financial Corp 4.123% 6/6/2028 (c)	1,500,000	1,493,820
US Bancorp 4.548% 7/22/2028 (c)	1,500,000	1,498,995
US Bancorp 6.787% 10/26/2027 (c)	2,450,000	2,458,792
US Bank NA/Cincinnati OH 4.507% 10/22/2027 (c)	698,000	697,964
US Bank NA/Cincinnati OH 4.73% 5/15/2028 (c)	1,500,000	1,501,565
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.5511% 5/15/2028 (c)(d)	2,100,000	2,107,032
Wells Fargo & Co 2.393% 6/2/2028 (c)	2,000,000	1,967,227
Wells Fargo & Co 3.526% 3/24/2028 (c)	2,380,000	2,366,511
Wells Fargo & Co 3.584% 5/22/2028 (c)	1,800,000	1,787,173
Wells Fargo & Co 4.808% 7/25/2028 (c)	1,500,000	1,502,502
Wells Fargo & Co 4.9% 1/24/2028 (c)	2,800,000	2,804,407
Wells Fargo & Co 5.707% 4/22/2028 (c)	2,425,000	2,441,912
Wells Fargo & Co U.S. SOFR Index + 0.78%, 4.4265% 1/24/2028 (c)(d)	1,500,000	1,502,480
		85,188,552
Capital Markets - 4.4%
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 4.4662% 1/7/2027 (b)(c)(d)	2,000,000	2,000,630
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5893% 4/19/2027 (b)(c)(d)	1,700,000	1,705,065
Bank of New York Mellon Corp/The 3.992% 6/13/2028 (c)	1,850,000	1,842,009
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3223% 6/9/2028 (c)(d)	1,600,000	1,603,305
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4714% 7/21/2028 (c)(d)	2,048,000	2,054,316
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3519% 9/15/2027 (b)(c)(d)	1,887,000	1,889,838
Goldman Sachs Bank USA U.S. SOFR Averages Index + 0.72%, 4.363% 6/3/2029 (c)(d)	2,300,000	2,304,344
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	1,200,000	1,199,173
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	2,700,000	2,690,635
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	2,000,000	1,982,331
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	750,000	744,826
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.71%, 4.3514% 1/21/2029 (c)(d)	2,200,000	2,201,220
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.9359% 4/23/2028 (c)(d)	1,119,000	1,124,445
Morgan Stanley U.S. SOFR Averages Index + 0.85%, 4.4916% 7/12/2029 (c)(d)	2,350,000	2,351,528
S&P Global Inc 2.45% 3/1/2027	1,700,000	1,684,523
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,712,000	1,710,744
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.4906% 9/2/2027 (b)(c)(d)	1,700,000	1,699,740
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.1095% 11/25/2026 (c)(d)	831,000	831,533
State Street Corp 2.203% 2/7/2028 (c)	2,150,000	2,129,404
State Street Corp 4.543% 4/24/2028 (c)	1,000,000	1,000,380
State Street Corp U.S. SOFR Index + 0.95%, 4.5965% 4/24/2028 (c)(d)	699,000	701,344
		35,451,333
Consumer Finance - 0.8%
American Express Co 4.009% 2/9/2029 (c)	2,000,000	1,981,178
American Express Co 5.098% 2/16/2028 (c)	1,900,000	1,905,174
Toyota Motor Credit Corp U.S. SOFR Index + 0.43%, 4.08% 6/9/2027 (c)(d)	2,600,000	2,601,597
		6,487,949
Insurance - 1.3%
Brown & Brown Inc 4.6% 12/23/2026	515,000	515,387
Corebridge Global Funding 4.65% 8/20/2027 (b)	1,000,000	1,001,204
Corebridge Global Funding U.S. SOFR Index + 1.3%, 4.9389% 9/25/2026 (b)(c)(d)	1,870,000	1,871,183
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	1,400,000	1,393,092
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	947,000	948,269
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,164,000	1,165,828
Jackson National Life Global Funding U.S. SOFR Index + 0.89%, 4.5323% 6/9/2027 (b)(c)(d)	1,500,000	1,503,883
Western-Southern Global Funding 4.38% 6/2/2027 (b)	2,200,000	2,197,004
Western-Southern Global Funding 4.5% 7/16/2028 (b)	200,000	198,465
		10,794,315
TOTAL FINANCIALS		137,922,149
Health Care - 1.7%
Biotechnology - 0.7%
AbbVie Inc 4.123% 3/3/2028 (c)	2,100,000	2,101,922
AbbVie Inc U.S. SOFR Averages Index + 0.42%, 4.0622% 8/18/2028 (c)(d)	1,602,000	1,602,657
Gilead Sciences Inc 4.25% 5/20/2028	1,750,000	1,742,025
		5,446,604
Health Care Equipment & Supplies - 0.3%
Augusta SpinCo Corp 4.321% 9/23/2027	2,100,000	2,093,184
Health Care Providers & Services - 0.1%
Cigna Group/The 3.4% 3/1/2027	1,725,000	1,717,395
Pharmaceuticals - 0.6%
Eli Lilly & Co U.S. SOFR Averages Index + 0.35%, 3.9955% 5/20/2028 (c)(d)	2,200,000	2,201,514
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.1019% 9/15/2027 (c)(d)	1,729,000	1,733,617
Pfizer Inc U.S. SOFR Index + 0.5%, 4.1411% 11/15/2027 (c)(d)	525,000	526,327
		4,461,458
TOTAL HEALTH CARE		13,718,641
Industrials - 0.9%
Aerospace & Defense - 0.1%
L3Harris Technologies Inc 3.85% 12/15/2026	1,253,000	1,251,338
Machinery - 0.8%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0341% 1/10/2028 (c)(d)	2,700,000	2,701,822
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.3317% 10/16/2026 (c)(d)	1,300,000	1,300,796
Ingersoll Rand Inc 5.197% 6/15/2027	2,280,000	2,291,540
		6,294,158
TOTAL INDUSTRIALS		7,545,496
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.1711% 11/15/2027 (c)(d)	2,236,000	2,239,595
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,640,000	1,640,303
		3,879,898
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	654,000	654,109
TOTAL INFORMATION TECHNOLOGY		4,534,007
Real Estate - 0.7%
Health Care REITs - 0.3%
Healthcare Realty Holdings LP 3.75% 7/1/2027	2,300,000	2,284,772
Specialized REITs - 0.4%
American Tower Corp 1.45% 9/15/2026	1,500,000	1,498,294
American Tower Corp 2.75% 1/15/2027	2,000,000	1,987,369
		3,485,663
TOTAL REAL ESTATE		5,770,435
Utilities - 1.0%
Electric Utilities - 0.8%
DTE Electric Co 4.25% 5/14/2027	281,000	280,992
FirstEnergy Corp 3.9% 7/15/2027 (e)	2,300,000	2,287,981
Georgia Power Co U.S. SOFR Averages Index + 0.42%, 4.0674% 11/22/2027 (c)(d)	2,200,000	2,204,586
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	776,000	777,887
Oncor Electric Delivery Co LLC 4.5% 3/20/2027	927,000	927,437
		6,478,883
Multi-Utilities - 0.2%
WEC Energy Group Inc 5.15% 10/1/2027	1,200,000	1,207,420
TOTAL UTILITIES		7,686,303
TOTAL UNITED STATES		206,921,252
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $344,434,203)		344,551,026

Repurchase Agreements - 1.4%
	Maturity Amount ($)	Value ($)
Repurchase Agreements* (Cost $11,500,000)	11,735,303	11,500,000

Certificates of Deposit - 6.6%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.37%, 4.02% 1/19/2027 (c)(d)	4.02	3,000,000	3,001,496
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.37%, 4.02% 10/23/2026 (c)(d)	4.02	3,000,000	3,001,093
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.34%, 3.99% 10/16/2026 (c)(d)	3.99	3,000,000	3,000,916
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4% 2/9/2027 (c)(d)	4.00	3,000,000	3,001,694
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.3%, 3.95% 10/13/2026 (c)(d)	3.95	3,000,000	3,000,717
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.31%, 3.96% 11/10/2026 (c)(d)	3.96	3,000,000	3,001,163
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 3.99% 9/8/2026 (c)(d)	3.99	3,000,000	3,000,142
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4% 1/15/2027 (c)(d)	4.00	3,000,000	3,001,031
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4% 9/10/2026 (c)(d)	4.00	3,000,000	3,000,196
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4% 9/2/2026 (c)(d)	4.00	3,000,000	3,000,038
Nordea Bank Abp/New York NY yankee U.S. SOFR Index + 0.35%, 4% 1/4/2027 (c)(d)	4.00	3,000,000	3,002,099
Royal Bank of Canada/New York NY yankee U.S. SOFR Index + 0.31%, 3.96% 10/2/2026 (c)(d)	3.96	3,000,000	3,000,435
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.37%, 4.02% 10/30/2026 (c)(d)	4.02	3,000,000	3,001,352
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.3%, 3.95% 10/7/2026 (c)(d)	3.95	3,000,000	3,000,631
Toronto-Dominion Bank/NY Yankee 4% 3/12/2027	4.00	3,000,000	2,995,542
Toronto-Dominion Bank/NY yankee U.S. SOFR Index + 0.32%, 3.97% 10/1/2026 (c)(d)	3.97	3,000,000	3,000,526
UBS AG/Stamford CT yankee U.S. SOFR Index + 0.41%, 4.048% 10/2/2026 (c)(d)	4.05	1,500,000	1,500,338
Westpac Banking Corp/NY yankee U.S. SOFR Index + 0.3%, 3.95% 10/19/2026 (c)(d)	3.95	3,000,000	3,000,812
TOTAL CERTIFICATES OF DEPOSIT (Cost $52,500,000)			52,510,221

Commercial Paper - 0.3%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Svenska Handelsbanken AB U.S. SOFR Index + 0.3%, 3.95% 10/19/2026 (c)(d) (Cost $2,999,960)	3.95	3,000,000	3,000,811

U.S. Treasury Obligations - 25.3%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/7/2027	3.79 to 3.90	34,167,100	33,705,829
US Treasury Bills 0% 12/17/2026	3.75	15,000,000	14,832,188
US Treasury Bills 0% 12/31/2026	3.81 to 3.91	38,100,000	37,610,604
US Treasury Bills 0% 2/11/2027	3.86	44,400,000	43,625,520
US Treasury Notes 3.375% 12/31/2027	3.94 to 3.95	12,657,000	12,506,698
US Treasury Notes 3.5% 9/30/2026	3.66 to 4.36	31,300,000	31,287,468
US Treasury Notes 3.5% 9/30/2027	4.00	11,470,000	11,381,193
US Treasury Notes 3.625% 8/31/2027	3.55 to 3.57	18,000,000	17,897,906
TOTAL U.S. TREASURY OBLIGATIONS (Cost $203,065,873)			202,847,406

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $64,041,232)	3.69	64,029,996	64,042,802

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $794,083,990)	793,824,824
NET OTHER ASSETS (LIABILITIES) - 1.0%	7,814,588
NET ASSETS - 100.0%	801,639,412

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
JP Morgan Securities LLC	4.20(h)	8/2026	12/2026	4,000,000	4,056,000	Equities	N/A	N/A	4,331,088
Mizuho Securities U.S.A., Inc.	4.31(h)	5/2026	11/2026	3,500,000	3,577,102	Corporate Debt Securities	4.15	2/2029	3,721,226
Wells Fargo Securities, LLC	4.38(h)	8/2026	3/2027	4,000,000	4,102,201	Equities	N/A	N/A	4,326,839
Total Repurchase Agreements				11,500,000	11,735,303				12,379,153

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,978,220 or 18.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	90,203,374	442,499,647	468,661,378	2,934,525	(411)	1,570	64,042,802	64,029,996
	90,203,374	442,499,647	468,661,378	2,934,525	(411)	1,570	64,042,802

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	106,110,818	-	106,110,818	-

Bank Notes
Financials	9,261,740	-	9,261,740	-

Non-Convertible Corporate Bonds
Communication Services	9,487,019	-	9,487,019	-
Consumer Discretionary	23,242,715	-	23,242,715	-
Consumer Staples	6,265,301	-	6,265,301	-
Energy	11,175,756	-	11,175,756	-
Financials	245,220,202	-	245,220,202	-
Health Care	15,427,877	-	15,427,877	-
Industrials	10,625,771	-	10,625,771	-
Information Technology	7,573,860	-	7,573,860	-
Materials	1,575,510	-	1,575,510	-
Real Estate	5,770,435	-	5,770,435	-
Utilities	8,186,580	-	8,186,580	-

Repurchase Agreements
Financials	11,500,000	-	11,500,000	-

Certificates of Deposit	52,510,221	-	52,510,221	-

Commercial Paper	3,000,811	-	3,000,811	-

U.S. Treasury Obligations	202,847,406	-	202,847,406	-

Money Market Funds	64,042,802	64,042,802	-	-
Total Investments in Securities:	793,824,824	64,042,802	729,782,022	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$729,782,022
Investments in securities, at value - affiliated issuers	64,042,802
Cash	2,898,741
Receivable for fund shares sold	995,610
Interest receivable	4,517,688
Distributions receivable from affiliated funds	260,202
Total assets	802,497,065
Liabilities
Payable for fund shares redeemed	846,749
Distributions payable	10,904
Total liabilities	857,653
Net Assets	$801,639,412
Net assets consist of:
Paid in capital	801,459,557
Total accumulated earnings (loss)	179,855
Net Assets	$801,639,412

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($801,639,412/79,945,318 shares)	$10.03

Other Information
Unaffiliated issuers, cost	730,042,758
Affiliated issuers, cost	64,041,232
Repurchase agreements, market value	11,500,000
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$2,934,525
Interest	25,988,088
Total investment income	28,922,613
Expenses
Independent trustees' fees and expenses	1,455
Total expenses	1,455
Expense reductions	(4,585)
Total expenses after reductions	(3,130)
Net investment income (loss)	28,925,743
Net realized gain (loss)
Investments - unaffiliated issuers	601,902
Investments - affiliated issuers	(411)
Net realized gain (loss)	601,491
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(1,439,301)
Investments - affiliated issuers	1,570
Total change in net unrealized appreciation (depreciation)	(1,437,731)
Net gain (loss)	(836,240)
Net increase (decrease) in net assets resulting from operations	$28,089,503

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,925,743	$24,473,502
Net realized gain (loss)	601,491	676,780
Change in net unrealized appreciation (depreciation)	(1,437,731)	(34,650)
Net increase (decrease) in net assets resulting from operations	$28,089,503	$25,115,632
Distributions to shareholders
Distributions to shareholders	(29,440,867)	(24,861,263)
Total distributions	(29,440,867)	(24,861,263)
Net increase (decrease) in net assets resulting from share transactions	212,376,870	143,137,959
Total increase (decrease) in net assets	211,025,506	143,392,328
Net Assets
Beginning of period	590,613,906	447,221,578
End of period	$801,639,412	$590,613,906
Financial Highlights
Fidelity Flex® Conservative Income Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.05	$10.04	$9.99	$9.97	$10.03
Income from Investment Operations
Net investment income (loss) A, B	.42	.48	.55	.46	.08
Net realized and unrealized gain (loss)	(.01)	.02	.05	.01	(.06)
Total from investment operations	.41	.50	.60	.47	.02
Distributions
Distributions from net investment income	(.42)	(.48)	(.55)	(.45)	(.08)
Distributions from net realized gain	(.01)	(.01)	-	-	.00 C
Total distributions	(.43)	(.49)	(.55)	(.45)	(.08)
Net asset value, end of period	$10.03	$10.05	$10.04	$9.99	$9.97
Total Return D	4.11%	5.10%	6.11%	4.84%	.22%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	-% G	-% G	-% G	.02%	-% G
Ratio of expenses to average net assets net of fee waivers, if any	-% G	-% G	-% G	-% G	-% G
Ratio of expenses to average net assets net of all reductions, if any	-% G	-% G	-% G	-% G	-% G
Ratio of net investment income (loss) to average net assets	4.14%	4.79%	5.45%	4.60%	.83%
Net assets, end of period	$801,639,412	$590,613,906	$447,221,578	$338,021,359	$269,088,896
Portfolio turnover rate H	61%	71%	72%	55%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity Flex® Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Certificates of Deposit, Commercial Paper, U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

There were no significant book-to-tax differences during the period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Flex® Conservative Income Bond Fund	794,083,991	411,395	(670,562)	(259,167)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Flex® Conservative Income Bond Fund	116,961	322,061	(259,167)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Flex® Conservative Income Bond Fund	29,134,708	306,159	29,440,867

August 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Flex® Conservative Income Bond Fund	24,672,414	188,849	24,861,263

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex® Conservative Income Bond Fund	409,123,208	266,672,825

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser or an affiliate pays all other operating expenses, except fees and expenses of the independent Trustees, and certain other expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity Flex® Conservative Income Bond Fund	4,585

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity Flex® Conservative Income Bond Fund
Fidelity Flex® Conservative Income Bond Fund	29,440,867	24,861,263
Total	29,440,867	24,861,263

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity Flex® Conservative Income Bond Fund
Shares sold	36,217,478	28,254,371	363,489,324	283,642,165
Reinvestment of distributions	2,926,682	2,475,175	29,367,821	24,852,856
Shares redeemed	(17,984,131)	(16,473,621)	(180,480,275)	(165,357,062)
Net increase (decrease)	21,160,029	14,255,925	212,376,870	143,137,959

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Conservative Income Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex Conservative Income Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 14, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31,2026, $375,031, or, if subsequently determined to be different, the net capital gain of such year.

A total of 23.57% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $21,590,379 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $29,134,708 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887609.108
ZCI-ANN-1026
Fidelity® SAI Sustainable Core Plus Bond Fund

Annual Report
August 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable Core Plus Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 5.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.3%
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (d)(e)(j)	250,000	250,516
AIMCO CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 5.0029% 10/16/2038 (d)(e)(j)	1,250,000	1,250,789
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.0602% 1/25/2039 (d)(e)(j)	250,000	250,508
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (d)(e)(j)	150,000	150,321
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (d)(e)(j)	250,000	250,194
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.3022% 4/23/2037 (d)(e)(j)	550,000	550,219
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0692% 10/20/2037 (d)(e)(j)	250,000	250,200
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8829% 4/16/2038 (d)(e)(j)	150,000	149,707
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (d)(e)(j)	250,000	250,379
TOTAL BAILIWICK OF JERSEY		3,352,833
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.9329% 4/15/2041 (d)(e)(j)	250,000	250,000
GRAND CAYMAN (UK OVERSEAS TER) - 3.6%
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (d)(e)(j)	250,000	249,981
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0895% 7/17/2037 (d)(e)(j)	250,000	250,094
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 4/19/2039 (d)(e)(j)	250,000	250,373
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (d)(e)(j)	250,000	250,313
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1018% 4/25/2034 (d)(e)(j)	235,521	235,574
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 5.0002% 1/25/2039 (d)(e)(j)	250,000	250,155
Benefit Street Partners CLO V-B Ltd Series 2026-5BA Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.9392% 7/20/2039 (d)(e)(j)	250,000	250,432
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (d)(e)(j)	250,000	250,491
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (d)(e)(j)	250,000	250,575
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9492% 1/20/2039 (d)(e)(j)	250,000	250,330
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/20/2037 (d)(e)(j)	250,000	250,301
Cedar Funding XX CLO Ltd Series 2026-20A Class A1, 0% 10/20/2039 (b)(d)(j)	118,000	118,000
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8219% 4/25/2038 (d)(e)(j)	366,000	366,467
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (d)(e)(j)	159,000	159,159
Flatiron CLO 29 Ltd Series 2026-29A Class A1, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2039 (b)(d)(e)(j)	250,000	250,001
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (d)(e)(j)	250,000	250,506
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.1302% 7/25/2038 (d)(e)(j)	250,000	250,828
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (d)(e)(j)	285,000	285,160
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.1002% 1/25/2038 (d)(e)(j)	250,000	250,437
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.9602% 1/25/2038 (d)(e)(j)	250,000	250,023
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/20/2037 (d)(e)(j)	250,000	250,863
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2037 (d)(e)(j)	250,000	250,282
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8437% 1/21/2038 (d)(e)(j)	250,000	249,169
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.0751% 10/24/2038 (d)(e)(j)	250,000	250,553
OHA Credit Funding 16-R Ltd Series 2025-16RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.9292% 10/20/2038 (d)(e)(j)	500,000	500,723
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.968% 7/20/2039 (d)(e)(j)	250,000	250,308
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.0232% 1/22/2038 (d)(e)(j)	250,000	250,434
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0592% 10/20/2037 (d)(e)(j)	250,000	250,301
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.8732% 2/20/2038 (d)(e)(j)	385,000	384,994
Rowe CLO Ltd Series 2026-2A Class A1, CME Term SOFR 3 month Index + 1.26%, 5.0923% 7/20/2039 (d)(e)(j)	250,000	250,272
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.1029% 10/15/2039 (d)(e)(j)	250,000	250,356
RR 45 LTD Series 2026-45A Class A1A, CME Term SOFR 3 month Index + 1.2%, 4.8361% 7/15/2041 (d)(e)(j)	360,000	359,842
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (d)(e)(j)	250,000	250,532
Voya CLO Ltd Series 2026-1A Class A1AR, CME Term SOFR 3 month Index + 1.22%, 4.9825% 7/15/2039 (d)(e)(j)	700,000	700,671
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		9,368,500
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/18/2039 (d)(e)(j)	250,000	250,486
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (d)(e)(j)	150,000	149,861
TOTAL MULTI-NATIONAL		400,347
UNITED STATES - 0.8%
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (j)	100,000	98,700
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (j)	92,000	90,878
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (j)	249,047	245,919
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.8992% 10/20/2039 (d)(e)(j)	100,000	100,030
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.9902% 1/25/2038 (d)(e)(j)	250,000	250,000
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (d)(e)(j)	250,000	250,130
Oha Credit Funding 22-R Ltd Series 2026-22RA, CME Term SOFR 3 month Index + 1.2%, 4.9674% 10/20/2039 (d)(e)(j)	250,000	250,001
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (j)	748,000	710,874
TOTAL UNITED STATES		1,996,532
TOTAL ASSET-BACKED SECURITIES (Cost $15,361,736)		15,368,212

Bank Loan Obligations - 0.9%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (c)(d)(e)(f)	11,609	11,609
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 15%, 15% 11/30/2026 (c)(d)(e)(f)	5,830	5,830

TOTAL COLOMBIA		17,439
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (c)(d)(e)	29,925	30,021
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7529% 10/31/2027 (c)(d)(e)	1,979	1,225
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche NEW HOLDCO, term loan CME Term SOFR 3 month Index + 12%, 12% 8/31/2029 (c)(d)(e)(f)	16,315	8,726
Enstall Group BV Tranche REINSTATED TERM 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3322% 8/31/2030 (c)(d)(e)(f)	22,782	20,874

TOTAL NETHERLANDS		29,600
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (c)(d)(e)	33,915	32,940
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (c)(d)(e)	43,767	42,953

TOTAL SWITZERLAND		75,893
UNITED STATES - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.9364% 4/3/2031 (c)(d)(e)	29,000	24,723
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (c)(d)(e)	24,936	23,496
TOTAL COMMUNICATION SERVICES		48,219
Consumer Discretionary - 0.2%
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3009% 6/3/2028 (c)(d)(e)	40,946	39,502
Hotels, Restaurants & Leisure - 0.1%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.593% 10/31/2031 (c)(d)(e)	42,692	41,209
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (c)(d)(e)	58,671	56,239
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6864% 7/2/2032 (c)(d)(e)	45,871	43,647
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (c)(d)(e)(h)	1,966	1,870
		142,965
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 6/29/2028 (c)(d)(e)	56,961	54,588
Specialty Retail - 0.1%
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5141% 2/23/2029 (c)(d)(e)	62,886	61,957
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5381% 6/6/2031 (c)(d)(e)	71,000	54,816
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3102% 2/26/2033 (c)(d)(e)	19,975	19,301
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.561% 9/4/2029 (c)(d)(e)	59,556	55,737
		191,811
TOTAL CONSUMER DISCRETIONARY		428,866
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (c)(d)(e)	9,888	9,004
Food Products - 0.0%
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(d)(e)(f)(g)	3,316	1,256
TOTAL CONSUMER STAPLES		10,260
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (c)(d)(e)(g)	203,527	128,078
Financials - 0.1%
Financial Services - 0.0%
Project Build Tranche DELAYED DRAW TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 1% 6/30/2031 (c)(d)(e)(h)	5,476	5,353
Project Build Tranche TAKEBACK TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1658% 6/30/2031 (c)(d)(e)	43,050	42,081
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(f)	9,500	9,553
		56,987
Insurance - 0.1%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 11/6/2030 (c)(d)(e)	10,000	8,466
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5727% 2/23/2033 (c)(d)(e)	140,760	134,719
		143,185
TOTAL FINANCIALS		200,172
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.7322% 6/28/2029 (c)(d)(e)(f)	1,961	284
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 12/29/2030 (c)(d)(e)	1,738	1,468
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 3/31/2033 (c)(d)(e)	39,000	38,820
		40,572
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 10/8/2030 (c)(d)(e)	277,986	276,298
TOTAL HEALTH CARE		316,870
Industrials - 0.1%
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2894% 8/1/2028 (c)(d)(e)	4,949	2,325
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (c)(d)(e)	103,397	50,148
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (c)(d)(e)	35,949	16,203
		68,676
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1864% 2/15/2031 (c)(d)(e)	25,901	21,595
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.311% 8/1/2030 (c)(d)(e)	39,553	31,704
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (c)(d)(e)	131,693	91,296
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (c)(d)(e)	40,000	39,870
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (c)(d)(e)	18,853	18,681
		203,146
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.7641% 5/29/2033 (c)(d)(e)	60,000	59,813
TOTAL INDUSTRIALS		331,635
Information Technology - 0.1%
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.5145% 2/12/2029 (c)(d)(e)	5,000	4,495
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (c)(d)(e)	51,639	49,969
		54,464
Software - 0.1%
CoreWeave Financing DDTL V-V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 4.7172% 9/1/2031 (c)(d)(e)(h)	5,000	5,013
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9364% 5/3/2028 (c)(d)(e)	58,949	58,234
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 2/23/2029 (c)(d)(e)	4,000	3,930
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2486% 8/31/2030 (c)(d)(e)	65,750	64,799
		131,976
TOTAL INFORMATION TECHNOLOGY		186,440
Materials - 0.3%
Chemicals - 0.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (c)(d)(e)	47,000	44,415
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.5141% 11/24/2027 (c)(d)(e)	9,987	9,537
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.6141% 11/24/2028 (c)(d)(e)	36,000	27,360
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8641% 11/24/2027 (c)(d)(e)	74,757	71,393
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/9/2028 (c)(d)(e)	1,949	1,890
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (c)(d)(e)	60,000	59,723
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (c)(d)(e)	96,111	91,456
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6881% 3/15/2029 (c)(d)(e)	79,880	78,748
Hexion Holdings Corp 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2239% 3/15/2030 (c)(d)(e)	25,206	23,273
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (c)(d)(e)	35,262	35,395
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 4/4/2033 (c)(d)(e)	30,000	30,225
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2122% 9/30/2031 (c)(d)(e)	28,838	22,472
		495,887
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8614% 4/13/2029 (c)(d)(e)	85,000	84,835
TOTAL MATERIALS		580,722
TOTAL UNITED STATES		2,231,262
TOTAL BANK LOAN OBLIGATIONS (Cost $2,453,473)		2,385,440

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Morgan Stanley Bank NA 4.788% 5/10/2030 (d) (Cost $250,000)	250,000	248,766

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (j)	141,038	138,722
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (d)(e)(f)(j)	398,113	397,369
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (d)(e)(j)	164,645	164,748
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (d)(e)(f)(j)	131,876	132,205
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (d)(j)	205,000	205,513
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (d)(j)	181,000	181,452
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (d)(e)(j)	146,895	147,079
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (d)(j)	231,803	232,527
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 4.4035% 8/15/2036 (d)(e)(j)	250,000	236,250
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (d)(j)	100,000	98,904
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (j)	100,000	100,872
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2392% 2/15/2043 (d)(e)(f)(j)	468,460	470,510
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (d)(e)(j)	128,000	128,000
LBA Trust Series 2026-LBA6 Class B, CME Term SOFR 1 month Index + 1.35%, 5% 7/15/2043 (d)(e)(f)(j)	624,000	624,000
LBA Trust Series 2026-LBA6 Class C, CME Term SOFR 1 month Index + 1.6%, 5.25% 7/15/2043 (d)(e)(j)	168,000	168,000
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (j)	164,000	164,098
PSA Trust Series 2026-STOR Class B, 5.8556% 8/15/2043 (j)	100,000	100,016
TOTAL UNITED STATES		3,690,265
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,700,752)		3,690,265

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (f)(i)	268	0
Cano Health LLC warrants 6/28/2029 (f)(i)	29	0
ModivCare Inc (f)	223	1,059
TOTAL HEALTH CARE		1,059
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Build Holdco, LLC (f)	1,199	31,270
TOTAL UNITED STATES		32,329
TOTAL COMMON STOCKS (Cost $40,880)		32,329

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030	38,000	43,605
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	87,000	70,166
UNITED STATES - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	75,000	72,563
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (j)	83,000	49,053
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	11,000	19,789
ON Semiconductor Corp 0% 5/1/2027 (k)	14,000	20,195
		39,984
Software - 0.2%
Riot Platforms Inc 0.75% 1/15/2030	51,000	76,830
Strategy Inc 0% 12/1/2029 (k)	66,000	59,882
Terawulf Inc 0% 5/1/2032 (j)(k)	45,000	48,227
		184,939
TOTAL INFORMATION TECHNOLOGY		224,923
TOTAL UNITED STATES		346,539
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $436,079)		460,310

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Alphabet Inc Series A 6.25%	307	14,850
Alphabet Inc Series B 6.25%	307	14,739
TOTAL COMMUNICATION SERVICES		29,589
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	555	19,247
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (f)(i)	855	27,522
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	487	22,665
TOTAL UNITED STATES		99,023
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $100,043)		99,023

Foreign Government and Government Agency Obligations - 0.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Australian Commonwealth 1.25% 5/21/2032	AUD	165,000	97,529
Australian Commonwealth 2.75% 6/21/2035 (n)	AUD	100,000	60,118
TOTAL AUSTRALIA			157,647
CANADA - 0.2%
Canadian Government 1.5% 12/1/2031	CAD	475,000	311,761
Canadian Government 3% 3/1/2032	CAD	35,000	24,735
Canadian Government 3.25% 12/1/2035	CAD	15,000	10,442
Canadian Government 3.5% 12/1/2045	CAD	95,000	63,975
TOTAL CANADA			410,913
COLOMBIA - 0.2%
Colombian Republic 7.375% 4/25/2030		200,000	210,100
Colombian Republic 7.75% 11/7/2036		200,000	212,500
TOTAL COLOMBIA			422,600
GERMANY - 0.0%
German Federal Republic 2.5% 2/15/2035 (n)	EUR	101,000	111,052
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034		700,000	591,325
United Mexican States 5.375% 3/22/2033		200,000	193,728
TOTAL MEXICO			785,053
UNITED KINGDOM - 0.1%
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (n)	GBP	105,000	141,417
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (n)	GBP	74,000	96,844
TOTAL UNITED KINGDOM			238,261
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,112,370)			2,125,526

Non-Convertible Corporate Bonds - 25.0%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.1%
Commonwealth Bank of Australia 3.788% 8/26/2037 (d)(n)	EUR	100,000	112,679
National Australia Bank Ltd 3.612% 1/22/2036 (d)(n)	EUR	100,000	113,326
			226,005
Financial Services - 0.1%
Cimic Finance Ltd 6% 4/22/2036 (j)		195,000	190,437
TOTAL FINANCIALS			416,442
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (j)		10,000	9,871
Mineral Resources Ltd 8.5% 5/1/2030 (j)		101,000	104,265
TOTAL MATERIALS			114,136
TOTAL AUSTRALIA			530,578
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (n)	EUR	100,000	113,089
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (j)		35,000	20,475
BELGIUM - 0.0%
Financials - 0.0%
Banks - 0.0%
KBC Group NV 4.375% 4/19/2030 (d)(n)	EUR	100,000	118,335
BRAZIL - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (g)(j)		68,000	23,630
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (j)		22,000	19,290
TOTAL INDUSTRIALS			42,920
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (j)		80,000	79,884
TOTAL BRAZIL			122,804
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (j)		25,000	25,431
CANADA - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 3.4% 5/13/2032		200,000	179,522
TELUS Corp 7% 10/15/2055 (d)		7,000	6,941
TOTAL COMMUNICATION SERVICES			186,463
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (j)		50,000	50,176
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)		4,000	4,048
			54,224
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (j)		62,000	60,409
TOTAL CONSUMER DISCRETIONARY			114,633
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (j)		150,000	102,360
Financials - 0.2%
Banks - 0.2%
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(n)	EUR	100,000	112,889
Royal Bank of Canada 3.125% 9/27/2031 (d)(n)	EUR	100,000	113,427
Toronto Dominion Bank 3.357% 9/22/2032 (n)	EUR	100,000	112,161
TOTAL FINANCIALS			338,477
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.65% 12/1/2044		55,000	48,935
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (j)		70,000	66,952
Metals & Mining - 0.0%
Hudbay Minerals Inc 6.125% 4/1/2029 (j)		7,000	7,032
TOTAL MATERIALS			122,919
TOTAL CANADA			864,852
COLOMBIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (g)(j)		100,000	27,971
Gran Tierra Energy Inc 9.75% 4/15/2031 (j)		34,000	35,260
TOTAL ENERGY			63,231
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)		71,345	67,524
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (j)		30,000	31,330
TOTAL UTILITIES			98,854
TOTAL COLOMBIA			162,085
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (n)	EUR	100,000	113,056
FINLAND - 0.1%
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 2.5% 5/23/2029 (n)	EUR	100,000	113,390
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Treasury BV 6.5% 3/8/2029 (n)	EUR	100,000	117,803
TOTAL FINLAND			231,193
FRANCE - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 4/15/2032 (j)		125,000	121,534
Altice France SA 6.875% 7/15/2032 (j)		75,060	73,597
Orange SA 4.75% 1/13/2033 (j)		200,000	192,527
TOTAL COMMUNICATION SERVICES			387,658
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Forvia SE 6.75% 9/15/2033 (j)		80,000	80,150
Valeo SE 4.625% 3/23/2032 (n)	EUR	100,000	116,313
TOTAL CONSUMER DISCRETIONARY			196,463
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (n)	EUR	100,000	110,090
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 3.945% 2/18/2037 (d)(n)	EUR	100,000	113,106
BNP Paribas SA 4.042% 1/10/2032 (d)(n)	EUR	100,000	116,633
BNP Paribas SA 5.786% 1/13/2033 (d)(j)		100,000	101,453
BPCE SA 3.875% 1/11/2029 (n)	EUR	100,000	116,788
Societe Generale SA 3.75% 7/15/2031 (d)(n)	EUR	100,000	115,135
Societe Generale SA 5.249% 5/22/2029 (d)(j)		330,000	331,008
Societe Generale SA 5.5% 4/13/2029 (d)(j)		200,000	201,302
TOTAL FINANCIALS			1,095,425
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (n)	EUR	100,000	115,757
Utilities - 0.1%
Electric Utilities - 0.1%
Electricite de France SA 5.5% 1/25/2035 (n)	GBP	100,000	130,107
Multi-Utilities - 0.0%
Veolia Environnement SA 3.324% 6/17/2032 (n)	EUR	100,000	112,657
TOTAL UTILITIES			242,764
TOTAL FRANCE			2,148,157
GERMANY - 0.7%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BMW US Capital LLC 4.65% 3/19/2031 (j)		460,000	449,078
Financials - 0.1%
Financial Services - 0.1%
KfW 2.75% 5/15/2030 (n)	EUR	200,000	229,161
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance LLC 6.5% 11/21/2033 (j)		200,000	209,982
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (n)	EUR	60,000	67,124
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (n)	EUR	100,000	112,017
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vonovia SE 0.625% 3/24/2031 (n)	EUR	100,000	100,747
Utilities - 0.3%
Electric Utilities - 0.1%
Amprion GmbH 3.875% 6/5/2036 (n)	EUR	100,000	112,034
EnBW International Finance BV 3.85% 5/23/2030 (n)	EUR	100,000	117,492
			229,526
Independent Power and Renewable Electricity Producers - 0.2%
RWE Finance US LLC 5.125% 9/18/2035 (j)		150,000	143,277
RWE Finance US LLC 5.875% 4/16/2034 (j)		150,000	151,925
			295,202
Multi-Utilities - 0.0%
E.ON SE 0.625% 11/7/2031 (n)	EUR	100,000	100,093
TOTAL UTILITIES			624,821
TOTAL GERMANY			1,792,930
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)		43,000	42,759
Kosmos Energy Ltd 7.75% 5/1/2027 (j)		28,000	27,986
Kosmos Energy Ltd 8.75% 10/1/2031 (j)		28,000	25,227
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (d)(j)		64,795	66,933

TOTAL GHANA			162,905
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)		60,000	61,017
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.375% 4/7/2030 (j)		200,000	191,153
IRELAND - 0.3%
Financials - 0.3%
Banks - 0.1%
Bank of Ireland Group PLC 5% 7/4/2031 (d)(n)	EUR	150,000	181,822
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030		150,000	145,611
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033		450,000	432,437
			578,048
TOTAL IRELAND			759,870
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		5,000	4,990
ITALY - 1.0%
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC Finance BV 4% 10/1/2033 (n)	EUR	100,000	115,994
Davide Campari-Milano NV 4.25% 6/17/2033 (n)	EUR	100,000	115,397
TOTAL CONSUMER STAPLES			231,391
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 3.625% 10/16/2030 (n)	EUR	100,000	116,238
Intesa Sanpaolo SpA 5% 6/29/2030 (d)(j)		375,000	372,914
TOTAL FINANCIALS			489,152
Utilities - 0.7%
Electric Utilities - 0.5%
ENEL Finance International NV 0.875% 1/17/2031 (n)	EUR	100,000	102,987
ENEL Finance International NV 4.875% 7/13/2031 (j)		1,250,000	1,227,745
			1,330,732
Gas Utilities - 0.2%
Snam SpA 5% 5/28/2030 (j)		350,000	348,257
Snam SpA 5.75% 5/28/2035 (j)		200,000	200,603
			548,860
TOTAL UTILITIES			1,879,592
TOTAL ITALY			2,600,135
JAPAN - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 4.62% 7/16/2028 (j)		200,000	199,091
NTT Finance Corp 5.0115% 11/1/2031 (j)		200,000	196,828
NTT Finance Corp 5.2588% 11/1/2033 (j)		200,000	195,812
TOTAL COMMUNICATION SERVICES			591,731
Financials - 0.5%
Banks - 0.5%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (d)		200,000	198,223
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (d)		200,000	196,138
Sumitomo Mitsui Financial Group Inc 4.494% 1/15/2032 (d)		700,000	680,140
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (d)		218,000	214,782
TOTAL FINANCIALS			1,289,283
TOTAL JAPAN			1,881,014
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (j)		68,000	41,249
Altice Financing SA 9.625% 7/15/2027 (j)		29,000	18,162
			59,411
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (j)		52,000	50,642
TOTAL COMMUNICATION SERVICES			110,053
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (j)		94,000	82,686
Real Estate - 0.2%
Industrial REITs - 0.2%
Prologis International Funding II SA 4.375% 7/1/2036 (n)	EUR	200,000	230,969
TOTAL LUXEMBOURG			423,708
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.25% 3/15/2030 (n)	EUR	55,000	62,077
NETHERLANDS - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (n)	EUR	100,000	112,688
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 2.25% 9/24/2031 (j)		150,000	128,926
Financials - 0.4%
Banks - 0.4%
Cooperatieve Rabobank UA 1% 1/19/2034 (n)	EUR	100,000	94,849
Cooperatieve Rabobank UA 1.125% 5/7/2031 (n)	EUR	100,000	103,483
ING Groep NV 3% 8/17/2031 (d)(n)	EUR	100,000	112,684
ING Groep NV 4.5% 5/23/2029 (d)(n)	EUR	100,000	118,121
ING Groep NV 4.803% 3/23/2032 (d)		460,000	451,318
TOTAL FINANCIALS			880,455
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	124,053
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		42,000	40,780
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		121,000	117,415
TOTAL INFORMATION TECHNOLOGY			282,248
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vesteda Finance BV 3.75% 7/16/2030 (n)	EUR	100,000	115,305
TOTAL NETHERLANDS			1,519,622
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (j)		28,000	27,881
IHS Holding Ltd 6.25% 11/29/2028 (j)		37,000	36,769
IHS Holding Ltd 7.875% 5/29/2030 (j)		55,000	56,410
IHS Holding Ltd 8.25% 11/29/2031 (j)		50,000	51,913

TOTAL NIGERIA			172,973
NORWAY - 0.0%
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 3.625% 5/28/2032 (d)(n)	EUR	100,000	114,927
SAUDI ARABIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Avilease Capital Ltd 5.5% 6/30/2031 (j)		200,000	199,346
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (j)		18,000	18,733
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
CaixaBank SA 6.25% 2/23/2033 (d)(n)	EUR	100,000	119,684
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola Finanzas SA 3.375% 11/22/2032 (n)	EUR	100,000	113,676
TOTAL SPAIN			233,360
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Svenska Handelsbanken AB 3.25% 8/27/2031 (n)	EUR	100,000	113,754
Swedbank AB 3.375% 5/29/2030 (n)	EUR	100,000	115,915

TOTAL SWEDEN			229,669
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 6.301% 9/22/2034 (d)(j)		200,000	208,706
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (d)(n)	EUR	100,000	110,159
TOTAL FINANCIALS			318,865
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (j)		49,000	52,186
Consolidated Energy Finance SA 5.625% 10/15/2028 (j)		74,000	72,548
TOTAL MATERIALS			124,734
TOTAL SWITZERLAND			443,599
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (j)		30,000	30,519
Compass Group PLC 3.25% 9/16/2033 (n)	EUR	100,000	111,838
			142,357
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (n)	GBP	100,000	116,423
TOTAL CONSUMER DISCRETIONARY			258,780
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Tesco Corporate Treasury Services PLC 0.375% 7/27/2029 (n)	EUR	100,000	106,980
Tesco Corporate Treasury Services PLC 4.25% 2/27/2031 (n)	EUR	100,000	118,719
			225,699
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (n)	EUR	100,000	115,770
TOTAL CONSUMER STAPLES			341,469
Financials - 1.0%
Banks - 0.9%
Barclays PLC 0.577% 8/9/2029 (d)(n)	EUR	100,000	109,764
Barclays PLC 4.219% 5/24/2030 (d)		200,000	195,395
Barclays PLC 5.102% 6/26/2032 (d)		400,000	393,901
Barclays PLC 8.407% 11/14/2032 (d)(n)	GBP	100,000	140,231
HSBC Holdings PLC 3% 5/29/2030 (d)	GBP	100,000	127,853
HSBC Holdings PLC 3.608% 12/1/2033 (d)(n)	EUR	100,000	112,898
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(n)	EUR	100,000	120,143
Lloyds Banking Group PLC 5.203% 8/17/2032 (d)		500,000	498,267
NatWest Group PLC 3.575% 9/12/2032 (d)(n)	EUR	200,000	229,079
NatWest Group PLC 4.983% 6/18/2032 (d)		200,000	197,257
Standard Chartered PLC 3.864% 3/17/2033 (d)(n)	EUR	100,000	114,735
Virgin Money UK PLC 7.625% 8/23/2029 (d)(n)	GBP	100,000	142,167
			2,381,690
Financial Services - 0.0%
Nationwide Building Society 3.828% 7/24/2032 (d)(n)	EUR	100,000	115,623
Insurance - 0.1%
Admiral Group PLC 8.5% 1/6/2034 (n)	GBP	100,000	151,833
TOTAL FINANCIALS			2,649,146
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	133,552
Industrials - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (n)	EUR	100,000	99,039
Transportation Infrastructure - 0.1%
Heathrow Funding Ltd 6% 3/5/2032 (n)	GBP	100,000	135,260
TOTAL INDUSTRIALS			234,299
Utilities - 0.3%
Electric Utilities - 0.1%
NGG Finance PLC 2.125% 9/5/2082 (d)(n)	EUR	100,000	114,423
Scottish Hydro Electric Transmission PLC 3.375% 11/2/2033 (n)	EUR	100,000	111,329
SSE PLC 1.75% 4/16/2030 (n)	EUR	100,000	108,803
			334,555
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)		196,000	192,572
Multi-Utilities - 0.0%
National Grid PLC 4.275% 1/16/2035 (n)	EUR	100,000	116,299
Water Utilities - 0.1%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (n)	EUR	150,000	172,027
TOTAL UTILITIES			815,453
TOTAL UNITED KINGDOM			4,432,699
UNITED STATES - 17.5%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.8%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (j)		30,000	28,822
APLD ComputeCo 3 LLC 7% 6/15/2031 (j)		47,000	45,252
APLD ComputeCo LLC 9.25% 12/15/2030 (j)		66,000	69,615
AT&T Inc 2.25% 2/1/2032		280,000	240,864
Core Scientific Finance I LLC 7.75% 5/15/2031 (j)		65,000	63,068
Edged Compute LLC 7.5% 4/30/2031 (j)		81,000	76,839
ELK Grove Village Property LLC 7.5% 6/15/2031 (j)		10,000	9,629
Flash Compute LLC 7.25% 12/31/2030 (j)		26,000	26,135
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (j)		61,000	60,416
HUT 8 DC LLC 6.192% 11/15/2042 (j)		169,000	164,131
Level 3 Financing Inc 6.875% 6/30/2033 (j)		83,000	84,375
Level 3 Financing Inc 7% 3/31/2034 (j)		20,000	20,458
Level 3 Financing Inc 7.5% 2/15/2037 (j)		25,000	24,804
Level 3 Financing Inc 8.5% 1/15/2036 (j)		72,000	75,287
Lumen Technologies Inc 4.5% 1/15/2029 (j)		1,000	953
Meridian Arc Holdco LLC 6.25% 4/30/2031 (j)		70,000	66,552
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (j)		98,000	90,843
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (j)		74,000	72,942
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (j)		40,000	38,135
Sopaipilla Investor LLC 7.534% 11/30/2048 (j)		29,000	29,708
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (j)		28,000	25,704
Verizon Communications Inc 4.75% 1/15/2033		88,000	85,167
Verizon Communications Inc 5.05% 5/9/2033		445,000	439,743
Yondr JK 1 LLC 6.875% 6/30/2031 (j)		35,000	32,791
Zenith Arc LLC 8.875% 8/31/2031 (j)		43,000	41,493
			1,913,726
Entertainment - 0.0%
Walt Disney Co/The 2.65% 1/13/2031		140,000	128,141
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (j)		7,000	6,864
Snap Inc 6.875% 3/15/2034 (j)		50,000	48,624
			55,488
Media - 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (j)		136,000	113,395
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (j)		14,000	12,546
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)		90,000	87,873
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (j)		40,000	38,676
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		20,000	19,834
Charter Communications Operating LLC / Charter Communications Operating Capital 6.05% 2/15/2032		381,000	381,418
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		41,000	41,695
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		22,000	21,966
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		400,000	363,046
CMG Media Corp 8.875% 6/18/2029 (j)		8,000	6,142
CSC Holdings LLC 3.375% 2/15/2031 (j)		62,000	32,240
CSC Holdings LLC 4.125% 12/1/2030 (j)		65,000	34,285
CSC Holdings LLC 4.5% 11/15/2031 (j)		25,000	13,000
CSC Holdings LLC 4.625% 12/1/2030 (j)		22,000	4,675
EW Scripps Co/The 9.875% 8/15/2030 (j)		28,000	25,254
Nexstar Media Inc 6.5% 9/15/2033 (j)		18,000	18,080
			1,214,125
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.875% 4/15/2030		240,000	230,662
TOTAL COMMUNICATION SERVICES			3,542,142
Consumer Discretionary - 1.2%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)		10,000	10,011
American Axle & Manufacturing Inc 7.75% 10/15/2033 (j)		85,000	85,400
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (j)		28,000	27,660
			123,071
Automobiles - 0.1%
General Motors Co 5.4% 10/15/2029		100,000	100,927
General Motors Financial Co Inc 4.2% 10/27/2028		180,000	177,569
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)		51,000	52,112
			330,608
Broadline Retail - 0.2%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (j)		23,081	19,889
Saks Global Enterprises LLC 11% (f)(g)(j)		8,696	21
Wayfair LLC 6.75% 11/15/2032 (j)		45,000	46,300
Wayfair LLC 7.125% 5/31/2034 (j)		90,000	93,350
Wayfair LLC 7.25% 10/31/2029 (j)		183,000	189,027
Wayfair LLC 7.75% 9/15/2030 (j)		65,000	68,420
			417,007
Diversified Consumer Services - 0.1%
Sotheby's 8.25% 4/15/2031 (j)		90,000	91,131
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (j)		25,000	24,286
StoneMor Inc 8.5% 5/15/2029 (j)		64,000	63,818
			179,235
Hotels, Restaurants & Leisure - 0.2%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (j)		35,000	34,692
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (j)		72,000	65,396
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (j)		10,000	9,844
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (j)		30,000	29,884
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (j)		189,000	188,834
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (j)		5,000	5,014
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (j)		5,000	5,064
InterContinental Hotels Group PLC 3.375% 10/8/2028 (n)	GBP	100,000	130,464
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)		43,000	36,287
NCL Corp Ltd 5.875% 1/15/2031 (j)		75,000	71,930
NCL Corp Ltd 6.25% 9/15/2033 (j)		35,000	32,741
			610,150
Household Durables - 0.1%
Tri Pointe Homes Inc 5.7% 6/15/2028		7,000	7,014
Whirlpool Corp 4.6% 5/15/2050		35,000	19,787
Whirlpool Corp 5.75% 3/1/2034		35,000	27,271
Whirlpool Corp 6.5% 6/15/2033		105,000	90,762
Whirlpool Corp 7.5% 7/1/2031 (j)		10,000	10,012
Whirlpool Corp 7.875% 7/1/2034 (j)		19,000	18,587
			173,433
Leisure Products - 0.1%
Hasbro Inc 4.65% 3/12/2031		221,000	216,312
Specialty Retail - 0.3%
Advance Auto Parts Inc 1.75% 10/1/2027		5,000	4,817
Advance Auto Parts Inc 3.5% 3/15/2032		11,000	9,527
Advance Auto Parts Inc 3.9% 4/15/2030		10,000	9,395
Advance Auto Parts Inc 7% 8/1/2030 (j)		18,000	18,405
Advance Auto Parts Inc 7.375% 8/1/2033 (j)		150,000	153,754
Carvana Co 4.875% 9/1/2029 (j)		5,000	4,725
Carvana Co 9% 6/1/2031 pay-in-kind (d)(j)		46,516	51,290
Champions Financing Inc 8.75% 2/15/2029 (j)		40,000	40,783
Home Depot Inc/The 3.25% 4/15/2032		130,000	119,414
LBM Acquisition LLC 6.25% 1/15/2029 (j)		31,000	19,576
Lowe's Cos Inc 3.75% 4/1/2032		130,000	120,986
Michaels Cos Inc/The 11% 3/15/2034 (j)		39,000	37,842
Michaels Cos Inc/The 8.5% 3/15/2033 (j)		36,000	35,637
Staples Inc 10.75% 9/1/2029 (j)		68,000	65,329
Staples Inc 12.75% 1/15/2030 (j)		33,058	26,334
TJX Cos Inc/The 3.875% 4/15/2030		120,000	115,951
			833,765
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc 3.05% 3/15/2032		200,000	178,546
TOTAL CONSUMER DISCRETIONARY			3,062,127
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
C&S Group Enterprises LLC 5% 12/15/2028 (j)		6,000	5,569
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7% 8/15/2034 (j)		40,000	40,362
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (j)		5,000	5,108
Performance Food Group Inc 4.25% 8/1/2029 (j)		6,000	5,825
Performance Food Group Inc 5.625% 3/1/2034 (j)		25,000	24,285
Performance Food Group Inc 6.125% 9/15/2032 (j)		9,000	9,019
			90,168
Food Products - 0.1%
Conagra Brands Inc 5.4% 8/1/2031		32,000	31,891
General Mills Inc 2.25% 10/14/2031		350,000	305,220
Post Holdings Inc 4.5% 9/15/2031 (j)		11,000	10,221
Post Holdings Inc 6.375% 3/1/2033 (j)		83,000	81,557
Post Holdings Inc 6.5% 3/15/2036 (j)		35,000	33,922
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (j)		20,000	20,021
			482,832
TOTAL CONSUMER STAPLES			573,000
Energy - 0.6%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (j)		5,000	5,092
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (j)		90,000	88,520
Oceaneering International Inc 6.875% 7/15/2034 (j)		45,000	46,439
			140,051
Oil, Gas & Consumable Fuels - 0.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (j)		15,000	14,808
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (j)		40,000	39,251
California Resources Corp 7% 1/15/2034 (j)		30,000	29,997
California Resources Corp 7.25% 1/15/2035 (j)		75,000	75,181
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (j)		15,000	16,252
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (j)		67,000	69,092
Cheniere Energy Inc 5.2% 7/30/2036 (j)		45,000	43,380
Cheniere Energy Partners LP 5.35% 11/30/2036 (j)		94,000	91,417
CNX Midstream Partners LP 4.75% 4/15/2030 (j)		165,000	158,874
CNX Resources Corp 5.875% 3/1/2034 (j)		75,000	73,135
CNX Resources Corp 7.25% 3/1/2032 (j)		38,000	39,115
CNX Resources Corp 7.375% 1/15/2031 (j)		5,000	5,120
Energy Transfer LP 6.5% 2/15/2056 (d)		20,000	20,074
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		50,000	50,233
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)		5,000	5,142
Kinetik Holdings LP 6.625% 12/15/2028 (j)		86,000	87,535
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		226,000	221,057
Sunoco LP 5.375% 7/15/2031 (j)		25,000	24,660
Sunoco LP 5.625% 7/15/2034 (j)		15,000	14,569
Sunoco LP 5.875% 3/15/2034 (j)		5,000	4,928
Sunoco LP 6.25% 7/1/2033 (j)		24,000	24,127
Targa Resources Corp 4.35% 4/15/2031		58,000	56,157
Western Gas Partners LP 5.7% 7/1/2036		164,000	161,494
			1,325,598
TOTAL ENERGY			1,465,649
Financials - 7.0%
Banks - 3.1%
Bank of America Corp 2.687% 4/22/2032 (d)		70,000	62,724
Bank of America Corp 4.456% 2/6/2032 (d)		600,000	582,922
Bank of America Corp 4.623% 5/9/2029 (d)		632,000	630,629
Bank of America Corp 4.695% 4/23/2032 (d)		225,000	220,417
Bank of America Corp 5.015% 7/22/2033 (d)		198,000	195,543
Bank of America Corp 5.162% 1/24/2031 (d)		550,000	551,986
Bank of America Corp 6.204% 11/10/2028 (d)		25,000	25,440
Citigroup Inc 2.666% 1/29/2031 (d)		579,000	534,645
Citigroup Inc 4.91% 5/24/2033 (d)		254,000	248,919
Citizens Financial Group Inc 5.718% 7/23/2032 (d)		91,000	92,119
Fifth Third Bancorp 4.895% 9/6/2030 (d)		100,000	99,495
JPMorgan Chase & Co 2.963% 1/25/2033 (d)		340,000	303,559
JPMorgan Chase & Co 4.408% 4/23/2030 (d)		700,000	690,572
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		224,000	216,938
JPMorgan Chase & Co 4.603% 10/22/2030 (d)		287,000	283,838
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		26,000	25,549
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		83,000	83,072
JPMorgan Chase & Co 5.14% 1/24/2031 (d)		550,000	551,685
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		98,000	98,376
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)		250,000	248,582
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)		250,000	243,094
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)		500,000	490,943
Santander Holdings USA Inc 6.499% 3/9/2029 (d)		27,000	27,578
Truist Financial Corp 4.597% 1/27/2032 (d)		400,000	389,423
Wells Fargo & Co 5.15% 4/23/2031 (d)		112,000	112,199
Wells Fargo & Co 5.244% 1/24/2031 (d)		142,000	142,770
Wells Fargo & Co 5.499% 1/23/2035 (d)		778,000	778,766
Wells Fargo & Co 5.605% 4/23/2036 (d)		99,000	99,376
Western Alliance Bancorp CME Term SOFR 3 month Index + 2.25%, 5.9175% 6/15/2031 (d)(e)		15,000	14,616
			8,045,775
Capital Markets - 2.2%
Ares Capital Corp 5.55% 1/15/2030		120,000	118,822
Equitable America Global Funding 4.7% 9/15/2032 (j)		330,000	317,148
Equitable America Global Funding 5.125% 6/15/2031 (j)		430,000	425,611
FS KKR Capital Corp 7.5% 8/1/2031		38,000	38,698
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		152,000	135,717
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)		130,000	129,355
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (d)		245,000	237,326
Goldman Sachs Group Inc/The 5.24% 7/21/2032 (d)		750,000	745,696
HPS Corporate Lending Fund 5.45% 11/15/2030		417,000	403,231
Jane Street Group / JSG Finance Inc 7.294% 8/13/2031 (j)		45,000	46,013
Jane Street Group / JSG Finance Inc 7.686% 8/13/2033 (j)		25,000	25,625
Jane Street Group / JSG Finance Inc 8.088% 8/13/2036 (j)		20,000	20,775
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)		58,000	56,175
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (j)		45,000	44,611
Morgan Stanley 2.943% 1/21/2033 (d)		70,000	62,051
Morgan Stanley 4.356% 10/22/2031 (d)		400,000	386,875
Morgan Stanley 4.493% 1/16/2032 (d)		145,000	140,537
Morgan Stanley 4.654% 10/18/2030 (d)		500,000	494,522
Morgan Stanley 4.708% 3/12/2032 (d)		250,000	244,036
Morgan Stanley 4.809% 4/16/2032 (d)		57,000	55,807
Morgan Stanley 4.889% 7/20/2033 (d)		313,000	305,904
Morgan Stanley 5.17% 7/14/2032 (d)		57,000	56,575
Morgan Stanley 5.192% 4/17/2031 (d)		75,000	75,065
Morgan Stanley 5.32% 7/19/2035 (d)		300,000	295,418
Morgan Stanley 5.664% 4/17/2036 (d)		59,000	59,131
MSCI Inc 5.15% 3/15/2036		30,000	28,471
MSCI Inc 5.25% 9/1/2035		520,000	498,379
Resideo Funding II LLC 6.5% 7/15/2032 (j)		29,000	28,707
State Street Corp 3.031% 11/1/2034 (d)		200,000	187,324
			5,663,605
Consumer Finance - 0.3%
Ally Financial Inc 6.646% 1/17/2040 (d)		131,000	128,391
American Express Co 4.456% 2/10/2032 (d)		410,000	398,976
American Express Co 5.085% 1/30/2031 (d)		221,000	221,623
OneMain Finance Corp 7.125% 3/15/2034		10,000	10,001
SLM Corp 6.495% 5/15/2032 (d)		20,000	20,055
SLM Corp 6.5% 1/31/2030		15,000	15,273
			794,319
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031		208,000	190,503
Block Inc 5.625% 8/15/2030 (j)		5,000	5,007
Block Inc 6% 8/15/2033 (j)		135,000	134,755
Block Inc 6.5% 5/15/2032		96,000	97,470
HA Sustainable Infrastructure Capital Inc 5.95% 7/15/2033 (j)		740,000	731,279
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		38,000	37,014
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (d)		25,000	25,202
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (d)		38,000	39,928
Walker & Dunlop Inc 6.625% 4/1/2033 (j)		7,000	6,959
			1,268,117
Insurance - 0.8%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)		35,000	34,609
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (j)		59,000	58,694
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (j)		45,000	40,612
Athene Holding Ltd 6.875% 6/28/2055 (d)		12,000	11,233
Equitable Financial Life Global Funding 5% 3/27/2030 (j)		146,000	144,932
Jackson National Life Global Funding 5.25% 6/16/2031 (j)		267,000	264,450
Liberty Mutual Group Inc 5.25% 5/1/2036 (j)		93,000	89,852
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	183,551
MetLife Inc 5.3% 12/15/2034		410,000	408,833
Reinsurance Group of America Inc 5.75% 9/15/2034		230,000	230,587
RGA Global Funding 4.6% 11/25/2030 (j)		400,000	390,242
Unum Group 4% 6/15/2029		240,000	233,885
			2,091,480
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (j)		25,000	24,891
Starwood Property Trust Inc 5.25% 10/15/2028 (j)		15,000	14,897
Starwood Property Trust Inc 5.75% 1/15/2031 (j)		25,000	24,762
Starwood Property Trust Inc 5.875% 8/15/2029 (j)		20,000	20,084
Starwood Property Trust Inc 6% 4/15/2030 (j)		20,000	20,077
Starwood Property Trust Inc 6.125% 6/1/2031 (j)		5,000	5,011
Starwood Property Trust Inc 6.5% 10/15/2030 (j)		115,000	117,066
Starwood Property Trust Inc 6.5% 7/1/2030 (j)		10,000	10,175
Starwood Property Trust Inc 7.25% 4/1/2029 (j)		50,000	51,523
			288,486
TOTAL FINANCIALS			18,151,782
Health Care - 1.4%
Biotechnology - 0.1%
Amgen Inc 3% 2/22/2029		260,000	249,271
Health Care Equipment & Supplies - 0.2%
Augusta SpinCo Corp 4.656% 3/23/2031		407,000	399,984
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (d)		20,000	19,899
Teleflex Inc 5.875% 1/15/2032 (j)		15,000	15,013
			434,896
Health Care Providers & Services - 0.8%
Accendra Health Inc 9% 6/15/2032 (j)		14,000	11,868
Accendra Health Inc 9.75% 6/15/2033 (j)		76,120	34,635
AMN Healthcare Inc 4% 4/15/2029 (j)		36,000	34,878
Centene Corp 3% 10/15/2030		70,000	63,122
Centene Corp 3.375% 2/15/2030		80,000	74,287
Centene Corp 4.625% 12/15/2029		440,000	428,933
CHS/Community Health Systems Inc 6.125% 4/1/2030 (j)		39,000	33,335
CHS/Community Health Systems Inc 9.75% 1/15/2034 (j)		15,000	15,301
CVS Health Corp 5% 9/15/2032		41,000	40,437
CVS Health Corp 6.75% 12/10/2054 (d)		218,000	223,613
CVS Health Corp 7% 3/10/2055 (d)		52,000	53,680
DaVita Inc 3.75% 2/15/2031 (j)		115,000	106,228
DaVita Inc 6.875% 9/1/2032 (j)		29,000	29,699
Encompass Health Corp 4.625% 4/1/2031		17,000	16,441
Humana Inc 6.625% 9/15/2056 (d)		148,000	146,741
LifePoint Health Inc 10% 6/1/2032 (j)		25,000	24,219
Molina Healthcare Inc 3.875% 11/15/2030 (j)		70,000	64,978
Molina Healthcare Inc 6.25% 1/15/2033 (j)		138,000	137,270
Molina Healthcare Inc 6.5% 2/15/2031 (j)		66,000	67,054
Pediatrix Medical Group Inc 5.375% 2/15/2030 (j)		96,000	95,209
Tenet Healthcare Corp 5.5% 11/15/2032 (j)		145,000	143,080
Tenet Healthcare Corp 6% 11/15/2033 (j)		10,000	10,030
Tenet Healthcare Corp 6.125% 10/1/2028		181,000	181,173
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)		72,000	70,577
			2,106,788
Health Care Technology - 0.1%
IQVIA Inc 5% 10/15/2026 (j)		95,000	94,996
IQVIA Inc 5% 5/15/2027 (j)		149,000	148,977
IQVIA Inc 6.25% 6/1/2032 (j)		75,000	76,358
			320,331
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (j)		100,000	96,449
Charles River Laboratories International Inc 4.25% 5/1/2028 (j)		186,000	183,540
Fortrea Holdings Inc 7.5% 7/1/2030 (j)		15,000	15,287
			295,276
Pharmaceuticals - 0.1%
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (j)		20,000	19,800
Zoetis Inc 2% 5/15/2030		140,000	125,964
			145,764
TOTAL HEALTH CARE			3,552,326
Industrials - 0.7%
Aerospace & Defense - 0.1%
ATI Inc 4.875% 10/1/2029		130,000	128,672
ATI Inc 7.25% 8/15/2030		5,000	5,185
			133,857
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (j)		20,000	20,627
Building Products - 0.1%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (j)		37,000	37,288
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (j)		20,000	10,400
Carrier Global Corp 2.493% 2/15/2027		130,000	128,894
Carrier Global Corp 5.9% 3/15/2034		4,000	4,127
Carrier Global Corp 6.2% 3/15/2054		2,000	2,046
Cornerstone Building Brands Inc 9.5% 8/15/2029 (j)		10,000	5,115
			187,870
Commercial Services & Supplies - 0.3%
ADT Security Corp/The 5.875% 10/15/2033 (j)		70,000	68,474
Artera Services LLC 8.5% 2/15/2031 (j)		149,000	127,654
Brand Industrial Services Inc 10.375% 8/1/2030 (j)		130,000	113,776
OT Midco Inc 10% 2/15/2030 (j)		23,000	6,900
Reworld Holding Corp 4.875% 12/1/2029 (j)		255,000	245,847
			562,651
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (j)		40,000	39,864
Granite Construction Inc 6.375% 6/15/2034 (j)		10,000	10,075
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)		45,000	44,776
			94,715
Electrical Equipment - 0.0%
WESCO Distribution Inc 5.25% 4/15/2031 (j)		19,000	18,683
WESCO Distribution Inc 5.5% 4/15/2034 (j)		30,000	29,187
			47,870
Ground Transportation - 0.0%
Uber Technologies Inc 4.15% 1/15/2031		71,000	68,501
Uber Technologies Inc 4.8% 9/15/2035		56,000	53,031
			121,532
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	126,964
Machinery - 0.1%
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (j)		22,000	22,262
Otis Worldwide Corp 2.565% 2/15/2030		140,000	129,235
Terex Corp 6.25% 10/15/2032 (j)		46,000	46,427
			197,924
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (j)		30,000	25,761
Professional Services - 0.0%
Verisk Analytics Inc 4.45% 3/15/2031		26,000	25,171
Trading Companies & Distributors - 0.1%
Herc Holdings Inc 7% 6/15/2030 (j)		35,000	36,206
Herc Holdings Inc 7.25% 6/15/2033 (j)		25,000	25,853
Sumisho Air Lease Corp 4.4% 3/24/2028 (j)		78,000	77,517
Sumisho Air Lease Corp 4.5% 3/24/2029 (j)		77,000	76,022
Sumisho Air Lease Corp 4.85% 3/24/2031 (j)		97,000	94,912
United Rentals North America Inc 6.125% 3/15/2034 (j)		45,000	45,732
			356,242
Transportation Infrastructure - 0.0%
Carrix Inc 6.125% 8/1/2033 (j)		35,000	34,970
TOTAL INDUSTRIALS			1,936,154
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.5% 2/15/2031		144,000	140,352
Dell International LLC / EMC Corp 4.75% 10/6/2032		96,000	93,172
Dell International LLC / EMC Corp 5% 2/15/2034		142,000	137,555
Dell International LLC / EMC Corp 5.1% 2/15/2036		200,000	192,237
Dell International LLC / EMC Corp 5.25% 2/15/2037		181,000	173,911
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	113,929
			851,156
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)		35,000	33,194
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)		20,000	19,041
CoreWeave Inc 9% 2/1/2031 (j)		91,000	81,626
CoreWeave Inc 9.25% 6/1/2030 (j)		30,000	27,860
CoreWeave Inc 9.625% 7/15/2032 (j)		15,000	13,235
CoreWeave Inc 9.75% 10/1/2031 (j)		46,000	41,134
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (j)		128,000	121,353
			337,443
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 4.2% 10/15/2030		212,000	203,805
Broadcom Inc 4.95% 1/15/2036		400,000	371,966
Entegris Inc 3.625% 5/1/2029 (j)		82,000	78,690
Entegris Inc 5.95% 6/15/2030 (j)		234,000	236,116
Micron Technology Inc 2.703% 4/15/2032		140,000	123,417
ON Semiconductor Corp 3.875% 9/1/2028 (j)		115,000	112,245
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (d)		41,967	35,672
			1,161,911
Software - 0.1%
Cloud Software Group LLC 9% 9/30/2029 (j)		95,000	95,249
Oracle Corp 3.6% 4/1/2040		179,000	124,066
Oracle Corp 6.55% 2/4/2046		13,000	11,615
			230,930
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031		63,000	59,535
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034		4,000	3,974
			63,509
TOTAL INFORMATION TECHNOLOGY			2,644,949
Materials - 0.4%
Chemicals - 0.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(j)		29,691	23,753
Celanese US Holdings LLC 6.75% 4/15/2033		63,000	64,130
Celanese US Holdings LLC 7.375% 2/15/2034		191,000	197,865
Celanese US Holdings LLC 7.7% 11/15/2033 (d)		10,000	10,678
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (j)		23,877	15,597
International Flavors & Fragrances Inc 2.3% 11/1/2030 (j)		74,000	66,242
Linde Finance BV 0.55% 5/19/2032 (n)	EUR	100,000	97,670
Mativ Holdings Inc 8% 10/1/2029 (j)		42,000	43,029
Olin Corp 5% 2/1/2030		66,000	63,851
Olin Corp 6.625% 4/1/2033 (j)		144,000	141,292
Olympus Water US Holding Corp 6.75% 8/1/2032 (j)		35,000	34,484
Olympus Water US Holding Corp 7.25% 2/15/2033 (j)		49,000	49,058
Tronox Inc 4.625% 3/15/2029 (j)		43,000	28,816
			836,465
Construction Materials - 0.0%
Global Infrastructure Solutions Inc 6.375% 7/15/2034 (j)		25,000	25,126
Quikrete Holdings Inc 6.375% 3/1/2032 (j)		52,000	52,648
Quikrete Holdings Inc 6.75% 3/1/2033 (j)		24,000	24,380
			102,154
Metals & Mining - 0.0%
Commercial Metals Co 5.75% 11/15/2033 (j)		30,000	29,531
Commercial Metals Co 6% 12/15/2035 (j)		14,000	13,825
			43,356
TOTAL MATERIALS			981,975
Real Estate - 1.5%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (j)		40,000	41,101
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (j)		15,000	15,412
WP Carey Inc 2.45% 2/1/2032		220,000	190,062
			246,575
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	182,735
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		5,000	3,817
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		116,000	113,949
MPT Operating Partnership LP / MPT Finance Corp 9.25% 2/15/2032 (j)		24,534	23,802
			324,303
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.25% 2/15/2035 (j)		15,000	15,083
Industrial REITs - 0.1%
Prologis LP 2.875% 11/15/2029		200,000	188,523
Office REITs - 0.3%
Boston Properties LP 6.75% 12/1/2027		17,000	17,396
COPT Defense Properties LP 2% 1/15/2029		150,000	140,202
COPT Defense Properties LP 4.5% 10/15/2030		15,000	14,617
Hudson Pacific Properties LP 5.95% 2/15/2028		68,000	67,546
Kilroy Realty LP 2.5% 11/15/2032		750,000	616,163
			855,924
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (j)		3,200	3,217
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (j)		29,000	28,666
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (j)		47,000	50,358
CBRE Services Inc 2.5% 4/1/2031		140,000	124,572
Extra Space Storage LP 4.9% 2/1/2032		438,000	430,572
Taylor Morrison Communities Inc 5.125% 8/1/2030 (j)		145,000	144,649
			782,034
Residential REITs - 0.1%
Invitation Homes Operating Partnership LP 4.95% 2/1/2032		254,000	248,771
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.85% 2/15/2033		124,000	119,868
Brixmor Operating Partnership LP 5.2% 4/1/2032		101,000	100,027
Brixmor Operating Partnership LP 5.75% 2/15/2035		180,000	181,618
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031		500,000	440,289
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		53,000	50,801
Regency Centers LP 4.5% 3/15/2033		38,000	36,309
Regency Centers LP 5.1% 1/15/2035		32,000	31,231
			960,143
Specialized REITs - 0.1%
American Tower Corp 4.7% 12/15/2032		227,000	219,099
TOTAL REAL ESTATE			3,840,455
Utilities - 2.2%
Electric Utilities - 1.3%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	180,325
Consolidated Edison Co of New York Inc 5.375% 5/15/2034		200,000	199,908
DPL LLC/Ohio 4.35% 4/15/2029		205,000	198,907
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	167,455
Duke Energy Corp 5.45% 6/15/2034		200,000	199,985
Duke Energy Indiana LLC 4.95% 3/15/2036		210,000	201,466
Edison International 4.8% 3/15/2031		12,000	11,474
Edison International 7.875% 6/15/2054 (d)		86,000	87,128
Edison International 8.125% 6/15/2053 (d)		35,000	35,548
FirstEnergy Pennsylvania Electric Co 4.55% 3/15/2031 (j)		460,000	449,993
Northern States Power Co/MN 2.25% 4/1/2031		265,000	236,403
NRG Energy Inc 5.75% 1/15/2034 (j)		55,000	53,538
NRG Energy Inc 5.75% 7/15/2029 (j)		101,000	100,840
NRG Energy Inc 5.875% 5/15/2034 (j)		10,000	9,750
NRG Energy Inc 6% 1/15/2036 (j)		55,000	53,490
NRG Energy Inc 6% 2/1/2033 (j)		5,000	4,977
NRG Energy Inc 6.125% 5/15/2036 (j)		10,000	9,798
NRG Energy Inc 6.25% 11/1/2034 (j)		14,000	13,960
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	123,455
PG&E Corp 5% 7/1/2028		55,000	54,175
PG&E Corp 5.25% 7/1/2030		205,000	199,476
PG&E Corp 6.85% 9/15/2056 (d)		15,000	14,698
PG&E Corp 7.375% 3/15/2055 (d)		41,000	41,206
Public Service Co of Oklahoma 5.4% 2/15/2034		106,000	105,580
Vistra Operations Co LLC 4.55% 10/30/2028 (j)		32,000	31,649
Vistra Operations Co LLC 5% 4/30/2031 (j)		77,000	75,489
Vistra Operations Co LLC 5.25% 4/30/2033 (j)		82,000	79,945
Vistra Operations Co LLC 5.55% 4/30/2036 (j)		148,000	143,603
Wisconsin Electric Power Co 4.75% 9/30/2032		125,000	123,153
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (j)		52,000	51,600
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)		64,000	66,158
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (j)		85,000	90,035
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (j)		21,000	22,363
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (j)		61,000	65,361
			3,502,891
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031		527,000	464,961
AES Corp/The 5.2% 7/15/2029		32,000	32,007
AES Corp/The 5.8% 3/15/2032		250,000	250,710
AES Corp/The 6.95% 7/15/2055 (d)		37,000	36,486
Sunnova Energy Corp 5.875% (f)(g)(j)		36,000	89
TerraForm Power Operating LLC 4.75% 1/15/2030 (j)		218,000	209,580
			993,833
Multi-Utilities - 0.5%
Dominion Energy Inc 2.25% 8/15/2031		409,000	357,206
NiSource Inc 1.7% 2/15/2031		370,000	320,130
NiSource Inc 4.75% 5/18/2031		61,000	60,143
NiSource Inc 5.3% 5/18/2036		157,000	152,866
NiSource Inc 5.35% 4/1/2034		150,000	149,216
Puget Energy Inc 4.224% 3/15/2032		255,000	241,481
			1,281,042
TOTAL UTILITIES			5,777,766
TOTAL UNITED STATES			45,528,325
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $65,947,183)			65,283,107

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.25% (l) (Cost $16,328)	185	17,941

Preferred Securities - 0.1%
		Principal Amount (a)	Value ($)
FRANCE - 0.0%
Utilities - 0.0%
Multi-Utilities - 0.0%
Engie SA 4.3712% (d)(m)(n)	EUR	100,000	115,684
UNITED STATES - 0.1%
Financials - 0.0%
Banks - 0.0%
Truist Financial Corp 6.25% (d)(m)		25,000	25,152
Consumer Finance - 0.0%
Ally Financial Inc 7.1% (d)(m)		25,000	25,371
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(f)(m)		5,141	5,198
TOTAL FINANCIALS			55,721
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.125% (d)(m)		87,000	86,881
TOTAL UNITED STATES			142,602
TOTAL PREFERRED SECURITIES (Cost $258,317)			258,286

U.S. Government Agency - Mortgage Securities - 20.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.0%
Fannie Mae 2.5% 6/1/2052	163,950	136,750
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	11,652	10,371
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	11,879	10,547
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	13,061	11,597
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	12,679	11,257
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	149,958	133,144
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	12,886	11,441
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	414,652	367,643
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	13,548	12,012
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	83,384	65,966
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	24,492	19,360
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	38,924	33,580
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	16,449	13,003
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	16,237	12,835
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	28,021	22,264
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	181,455	143,437
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	16,596	13,119
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,518	12,330
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,011	12,767
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	51,380	41,016
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	87,548	70,026
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	78,155	62,391
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	47,155	37,643
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	675,858	533,623
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	27,030	21,342
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	18,213	14,380
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	96,670	77,353
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	230,388	198,448
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	58,801	53,516
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	35,371	32,191
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	46,947	37,023
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	45,410	35,924
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	40,393	36,737
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	14,417	11,446
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	13,511	10,689
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	14,283	11,300
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	18,675	15,577
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	17,174	14,325
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	16,864	14,066
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	97,958	80,911
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	43,780	36,353
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	357,342	299,845
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	36,705	30,455
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	133,376	110,707
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	17,295	14,425
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	147,465	122,171
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	74,494	61,507
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	244,263	201,678
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	102,075	85,141
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	165,307	135,971
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	156,364	130,374
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	245,953	203,611
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	1,284,025	1,189,364
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	37,917	32,503
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	654,453	561,812
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	45,981	39,256
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	41,054	35,191
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	71,777	62,446
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	36,890	31,783
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	123,137	108,015
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	164,404	142,775
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	63,109	54,866
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	53,419	45,757
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	139,244	121,143
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	225,676	195,846
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	43,486	37,574
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	238,679	208,398
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	38,107	32,915
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	48,728	42,275
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	20,508	18,618
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	152,855	141,072
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	18,666	16,958
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	81,326	73,807
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	42,906	39,575
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	108,690	97,826
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	35,624	32,956
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	12,159	11,046
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	127,104	114,915
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	190,686	171,507
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	146,774	135,676
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	184,083	171,659
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	34,296	31,745
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	191,547	182,274
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	302,936	294,133
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	165,096	164,434
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	92,493	92,117
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	20,669	20,034
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	49,157	47,480
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	29,906	28,886
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	295,973	285,874
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	24,242	23,733
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	15,219	14,971
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	97,542	95,464
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	274,973	273,826
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	19,985	19,561
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	292,269	293,227
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	148,394	149,112
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	144,306	145,185
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2056	395,941	397,117
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2056	198,836	199,426
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	137,594	140,818
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	66,152	67,354
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2041	208,645	214,214
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	60,752	62,461
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	167,233	171,361
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	57,546	58,513
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	244,040	248,520
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	192,363	197,111
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	24,777	25,396
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	24,365	25,019
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	17,956	18,257
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	198,138	203,214
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	196,705	202,052
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	35,911	36,514
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	135,375	138,970
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	176,262	180,581
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	44,051	45,166
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	207,604	211,885
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	170,006	177,822
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	75,338	78,761
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	474,029	493,559
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	62,455	65,254
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	9,158	9,464
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	166,055	173,172
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	60,855	63,677
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2056	199,642	209,290
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	128,367	134,279
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	104,536	109,416
Freddie Mac Gold Pool 1.5% 1/1/2036	11,830	10,529
Freddie Mac Gold Pool 1.5% 11/1/2035	14,988	13,340
Freddie Mac Gold Pool 1.5% 2/1/2036	12,651	11,233
Freddie Mac Gold Pool 1.5% 3/1/2036	12,284	10,907
Freddie Mac Gold Pool 1.5% 4/1/2036	185,798	164,966
Freddie Mac Gold Pool 1.5% 4/1/2041	110,971	92,753
Freddie Mac Gold Pool 1.5% 4/1/2051	100,899	75,632
Freddie Mac Gold Pool 1.5% 5/1/2036	13,634	12,088
Freddie Mac Gold Pool 1.5% 6/1/2036	13,677	12,126
Freddie Mac Gold Pool 2% 1/1/2051	34,408	27,188
Freddie Mac Gold Pool 2% 1/1/2051	17,503	13,831
Freddie Mac Gold Pool 2% 1/1/2051	16,784	13,325
Freddie Mac Gold Pool 2% 1/1/2052	77,352	61,605
Freddie Mac Gold Pool 2% 11/1/2050	287,319	227,121
Freddie Mac Gold Pool 2% 12/1/2051	59,165	47,120
Freddie Mac Gold Pool 2% 2/1/2051	282,380	223,129
Freddie Mac Gold Pool 2% 2/1/2052	27,190	21,748
Freddie Mac Gold Pool 2% 3/1/2051	295,261	233,307
Freddie Mac Gold Pool 2% 3/1/2051	235,776	186,524
Freddie Mac Gold Pool 2% 3/1/2052	47,038	37,300
Freddie Mac Gold Pool 2% 4/1/2052	43,419	34,431
Freddie Mac Gold Pool 2% 6/1/2052	488,035	385,633
Freddie Mac Gold Pool 2% 7/1/2051	26,891	21,207
Freddie Mac Gold Pool 2% 8/1/2050	511,186	404,405
Freddie Mac Gold Pool 2% 8/1/2050	14,178	11,314
Freddie Mac Gold Pool 2% 9/1/2050	111,852	88,487
Freddie Mac Gold Pool 2% 9/1/2050	81,099	64,158
Freddie Mac Gold Pool 2.5% 1/1/2051	23,413	19,353
Freddie Mac Gold Pool 2.5% 1/1/2052	273,842	228,155
Freddie Mac Gold Pool 2.5% 10/1/2051	46,032	38,222
Freddie Mac Gold Pool 2.5% 11/1/2050	46,721	39,131
Freddie Mac Gold Pool 2.5% 11/1/2051	38,231	31,960
Freddie Mac Gold Pool 2.5% 12/1/2051	19,240	16,066
Freddie Mac Gold Pool 2.5% 2/1/2050	60,076	49,865
Freddie Mac Gold Pool 2.5% 4/1/2042	102,800	90,094
Freddie Mac Gold Pool 2.5% 4/1/2052	220,310	183,760
Freddie Mac Gold Pool 2.5% 4/1/2052	183,265	152,231
Freddie Mac Gold Pool 2.5% 5/1/2051	1,190,722	993,180
Freddie Mac Gold Pool 2.5% 5/1/2051	40,160	33,573
Freddie Mac Gold Pool 3% 1/1/2052	29,053	24,885
Freddie Mac Gold Pool 3% 10/1/2049	11,202	9,676
Freddie Mac Gold Pool 3% 3/1/2050	19,949	17,231
Freddie Mac Gold Pool 3% 3/1/2052	394,217	342,355
Freddie Mac Gold Pool 3% 3/1/2052	64,701	56,007
Freddie Mac Gold Pool 3% 3/1/2052	17,281	14,802
Freddie Mac Gold Pool 3% 4/1/2050	20,491	17,680
Freddie Mac Gold Pool 3% 5/1/2051	38,254	32,863
Freddie Mac Gold Pool 3% 6/1/2052	48,130	41,226
Freddie Mac Gold Pool 3% 6/1/2052	31,238	26,933
Freddie Mac Gold Pool 3.5% 11/1/2047	9,147	8,310
Freddie Mac Gold Pool 3.5% 11/1/2051	160,507	144,764
Freddie Mac Gold Pool 3.5% 2/1/2043	18,335	16,967
Freddie Mac Gold Pool 3.5% 2/1/2053	527,301	472,617
Freddie Mac Gold Pool 3.5% 4/1/2050	79,045	71,514
Freddie Mac Gold Pool 3.5% 7/1/2042	11,453	10,603
Freddie Mac Gold Pool 3.5% 7/1/2047	10,435	9,490
Freddie Mac Gold Pool 3.5% 7/1/2052	60,246	54,149
Freddie Mac Gold Pool 3.5% 8/1/2047	16,073	14,602
Freddie Mac Gold Pool 3.5% 9/1/2042	25,715	23,791
Freddie Mac Gold Pool 3.5% 9/1/2042	14,346	13,265
Freddie Mac Gold Pool 4% 10/1/2052	33,624	31,155
Freddie Mac Gold Pool 4% 2/1/2053	121,900	112,796
Freddie Mac Gold Pool 4.5% 12/1/2052	146,246	139,441
Freddie Mac Gold Pool 4.5% 9/1/2041	50,000	48,837
Freddie Mac Gold Pool 5% 12/1/2052	34,663	34,011
Freddie Mac Gold Pool 5% 2/1/2041	175,000	174,297
Freddie Mac Gold Pool 5% 3/1/2054	23,202	22,772
Freddie Mac Gold Pool 5% 3/1/2056	224,367	216,711
Freddie Mac Gold Pool 5% 4/1/2053	18,146	17,787
Freddie Mac Gold Pool 5% 4/1/2056	55,402	53,511
Freddie Mac Gold Pool 5% 7/1/2052	131,916	129,476
Freddie Mac Gold Pool 5% 7/1/2052	54,657	53,492
Freddie Mac Gold Pool 5% 8/1/2040	183,835	183,126
Freddie Mac Gold Pool 5% 8/1/2041	75,000	74,688
Freddie Mac Gold Pool 5% 8/1/2052	348,729	341,734
Freddie Mac Gold Pool 5% 8/1/2052	148,363	145,387
Freddie Mac Gold Pool 5.5% 1/1/2056	286,990	287,932
Freddie Mac Gold Pool 6% 12/1/2052	34,615	35,491
Freddie Mac Gold Pool 6% 2/1/2055	136,649	140,279
Freddie Mac Gold Pool 6% 3/1/2056	186,839	190,984
Freddie Mac Gold Pool 6% 4/1/2054	73,519	75,403
Freddie Mac Gold Pool 6% 4/1/2054	21,052	21,478
Freddie Mac Gold Pool 6% 6/1/2056	98,542	100,698
Freddie Mac Gold Pool 6% 7/1/2041	155,536	160,125
Freddie Mac Gold Pool 6% 8/1/2055	133,305	136,595
Freddie Mac Gold Pool 6.5% 4/1/2056	24,552	25,692
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	121,197	123,886
Ginnie Mae I Pool 3.5% 7/20/2052	88,072	78,579
Ginnie Mae I Pool 3.5% 8/20/2052	21,020	18,793
Ginnie Mae I Pool 3.5% 9/20/2052	177,290	157,778
Ginnie Mae I Pool 4% 10/20/2052	77,469	71,339
Ginnie Mae I Pool 4.5% 4/20/2053	78,694	74,577
Ginnie Mae I Pool 5% 5/20/2056	423,842	410,927
Ginnie Mae I Pool 5% 7/20/2056	224,462	217,605
Ginnie Mae II Pool 2% 1/20/2051	165,039	132,642
Ginnie Mae II Pool 2% 1/20/2052	757,451	608,291
Ginnie Mae II Pool 2% 10/20/2050	164,800	132,450
Ginnie Mae II Pool 2% 11/20/2050	41,124	33,051
Ginnie Mae II Pool 2% 12/20/2050	80,855	64,983
Ginnie Mae II Pool 2% 2/20/2051	17,490	14,057
Ginnie Mae II Pool 2% 3/20/2052	210,544	169,083
Ginnie Mae II Pool 2% 9/20/2050	44,368	35,700
Ginnie Mae II Pool 2% 9/20/2051	853,102	685,106
Ginnie Mae II Pool 2.5% 10/20/2051	135,444	113,416
Ginnie Mae II Pool 2.5% 12/20/2051	228,199	191,085
Ginnie Mae II Pool 2.5% 4/20/2052	980,309	820,876
Ginnie Mae II Pool 2.5% 5/20/2052	372,927	312,276
Ginnie Mae II Pool 2.5% 8/20/2051	246,412	206,337
Ginnie Mae II Pool 3% 4/20/2052	356,754	310,575
Ginnie Mae II Pool 3% 8/20/2051	267,818	233,235
Ginnie Mae II Pool 3.5% 8/20/2047	54,457	49,268
Ginnie Mae II Pool 4% 10/20/2055	146,601	132,515
Ginnie Mae II Pool 4.5% 11/20/2054	693,697	653,454
Ginnie Mae II Pool 4.5% 5/20/2054	23,807	22,437
Ginnie Mae II Pool 5% 9/1/2056 (b)	750,000	726,467
Ginnie Mae II Pool 5.5% 1/20/2055	55,746	55,572
Ginnie Mae II Pool 5.5% 10/1/2056 (b)	1,950,000	1,934,354
Ginnie Mae II Pool 5.5% 2/20/2055	106,326	105,962
Ginnie Mae II Pool 5.5% 5/20/2055	38,162	38,007
Ginnie Mae II Pool 5.5% 8/20/2055	100,004	99,505
Ginnie Mae II Pool 5.5% 9/1/2056 (b)	2,475,000	2,458,719
Ginnie Mae II Pool 6% 10/1/2056 (b)	425,000	430,119
Ginnie Mae II Pool 6% 9/1/2056 (b)	725,000	735,263
Ginnie Mae II Pool 6.5% 9/1/2056 (b)	150,000	154,606
Uniform Mortgage Backed Securities 2% 10/1/2056 (b)	4,075,000	3,176,908
Uniform Mortgage Backed Securities 2% 9/1/2056 (b)	6,200,000	4,836,485
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (b)	375,000	306,064
Uniform Mortgage Backed Securities 3% 9/1/2056 (b)	200,000	170,547
Uniform Mortgage Backed Securities 4.5% 9/1/2041 (b)	50,000	48,809
Uniform Mortgage Backed Securities 5% 9/1/2041 (b)	275,000	273,711
Uniform Mortgage Backed Securities 5% 9/1/2056 (b)	4,225,000	4,078,115
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (b)	1,175,000	1,163,434
Uniform Mortgage Backed Securities 6% 10/1/2056 (b)	275,000	277,674
Uniform Mortgage Backed Securities 6% 9/1/2056 (b)	625,000	632,079
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (b)	1,125,000	1,159,453
TOTAL UNITED STATES		52,078,620
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $52,635,592)		52,078,620

U.S. Treasury Obligations - 47.2%
	Yield (%) (o)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	2,349,000	1,346,729
US Treasury Bonds 3.625% 2/15/2053	3.63 to 3.76	182,000	138,924
US Treasury Bonds 4% 11/15/2042	3.84	225,000	196,462
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	1,233,000	1,007,785
US Treasury Bonds 4.25% 2/15/2054	4.35 to 4.78	3,810,000	3,244,304
US Treasury Bonds 4.25% 8/15/2054	4.39 to 4.66	1,055,500	898,783
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	2,314,000	2,054,940
US Treasury Bonds 4.5% 2/15/2044	4.62 to 4.76	609,000	560,042
US Treasury Bonds 4.625% 11/15/2044 (p)	4.94	155,000	144,138
US Treasury Bonds 4.625% 11/15/2055	4.82 to 4.92	3,343,000	3,030,638
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.24	346,000	319,942
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.85	1,519,000	1,376,772
US Treasury Bonds 4.625% 5/15/2054	4.44 to 4.65	1,280,000	1,160,300
US Treasury Bonds 4.75% 2/15/2056	4.69 to 5.04	5,300,000	4,907,470
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.95	3,503,000	3,239,591
US Treasury Bonds 4.75% 8/15/2055	4.66 to 4.91	2,868,000	2,653,012
US Treasury Bonds 5% 5/15/2045	4.69 to 4.99	578,000	562,150
US Treasury Bonds 5% 5/15/2056	4.88 to 5.12	1,440,000	1,387,800
US Treasury Bonds 5.125% 8/15/2056	5.25	1,580,000	1,553,091
US Treasury Notes 3.5% 11/30/2030	3.69	3,300,000	3,175,863
US Treasury Notes 3.625% 12/31/2030	3.85	2,600,000	2,512,961
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.10	3,014,000	2,893,440
US Treasury Notes 3.75% 1/31/2031	3.62 to 3.80	2,130,000	2,067,681
US Treasury Notes 3.75% 10/31/2032	3.89	105,000	100,378
US Treasury Notes 3.75% 11/30/2032	3.90 to 3.94	8,300,000	7,929,742
US Treasury Notes 3.75% 12/31/2030	4.08	35,000	33,994
US Treasury Notes 3.75% 2/28/2033	3.88 to 4.06	3,570,000	3,403,632
US Treasury Notes 3.75% 8/31/2031	3.63 to 3.65	1,010,000	975,873
US Treasury Notes 3.875% 12/31/2032	4.02 to 4.07	1,058,000	1,017,168
US Treasury Notes 3.875% 4/30/2031	4.01 to 4.12	4,500,000	4,384,863
US Treasury Notes 3.875% 7/31/2030	3.70	480,000	469,969
US Treasury Notes 3.875% 8/31/2032	3.81 to 3.98	2,060,000	1,986,291
US Treasury Notes 3.875% 9/30/2032	3.74 to 3.77	2,620,000	2,524,206
US Treasury Notes 4% 1/31/2029	4.25	150,000	148,682
US Treasury Notes 4% 1/31/2033	3.74 to 4.06	5,454,000	5,276,745
US Treasury Notes 4% 11/15/2035	4.15 to 4.28	3,880,000	3,671,147
US Treasury Notes 4% 2/15/2034	4.32 to 4.57	711,000	682,338
US Treasury Notes 4% 3/31/2030	3.96	150,000	147,803
US Treasury Notes 4% 4/30/2032	4.00 to 4.29	2,888,000	2,810,272
US Treasury Notes 4% 6/30/2032	4.22	580,000	563,710
US Treasury Notes 4% 7/31/2032	3.92 to 4.03	1,575,000	1,529,657
US Treasury Notes 4.125% 2/15/2036	4.05 to 4.61	11,552,000	11,019,525
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.22	2,010,000	1,970,428
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.03	1,100,000	1,077,742
US Treasury Notes 4.125% 4/30/2033	4.19 to 4.34	4,430,000	4,309,559
US Treasury Notes 4.125% 5/31/2032	4.31	160,000	156,588
US Treasury Notes 4.25% 3/31/2033	4.13	3,600,000	3,530,391
US Treasury Notes 4.25% 5/31/2033	4.29 to 4.40	2,420,000	2,370,655
US Treasury Notes 4.25% 6/30/2029	4.35	30,000	29,876
US Treasury Notes 4.25% 6/30/2033	4.42 to 4.57	4,900,000	4,798,938
US Treasury Notes 4.25% 8/15/2035	4.09 to 4.21	3,391,000	3,276,686
US Treasury Notes 4.375% 5/15/2036	4.45 to 4.73	6,190,000	6,013,972
US Treasury Notes 4.375% 7/31/2033	4.52	1,530,000	1,508,484
US Treasury Notes 4.5% 12/31/2031	4.42 to 4.71	3,900,000	3,895,430
US Treasury Notes 4.625% 4/30/2029	4.72	15,000	15,086
US Treasury Notes 4.625% 9/30/2028	4.64 to 4.81	900,000	904,711
US Treasury Notes 4.75% 2/15/2045	4.69	30,000	28,310
TOTAL U.S. TREASURY OBLIGATIONS (Cost $128,249,472)			122,995,669

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $17,509,414)	3.69	17,506,061	17,509,562

TOTAL INVESTMENT IN SECURITIES - 108.3% (Cost $289,071,639)	282,553,056
NET OTHER ASSETS (LIABILITIES) - (8.3)%	(21,780,681)
NET ASSETS - 100.0%	260,772,375

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 9/1/2056	(2,075,000)	(2,061,350)
Ginnie Mae II Pool 6% 9/1/2056	(425,000)	(431,017)
Uniform Mortgage Backed Securities 2% 9/1/2056	(4,900,000)	(3,822,384)
Uniform Mortgage Backed Securities 2.5% 9/1/2056	(350,000)	(285,660)
Uniform Mortgage Backed Securities 3.5% 9/1/2056	(125,000)	(110,912)
Uniform Mortgage Backed Securities 5% 9/1/2041	(275,000)	(273,711)
Uniform Mortgage Backed Securities 5% 9/1/2056	(425,000)	(410,225)
Uniform Mortgage Backed Securities 6% 9/1/2056	(275,000)	(278,115)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(7,673,374)

TOTAL TBA SALE COMMITMENTS (Proceeds $7,708,963)		(7,673,374)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	5	12/2026	547,500	(2,119)
CBOT 2Y US Treasury Notes Contracts (United States)	3	12/2026	615,844	(1,599)
CBOT 5Y US Treasury Notes Contracts (United States)	8	12/2026	846,063	(3,733)
CBOT US Treasury Long Bond Contracts (United States)	2	12/2026	217,563	634
TOTAL LONG				(6,817)
SHORT
Eurex Euro-Bobl Contracts (Germany)	(6)	9/2026	(789,622)	10,408
Eurex Euro-Schatz Contracts (Germany)	(2)	9/2026	(244,611)	1,090
TOTAL SHORT				11,498
TOTAL FUTURES CONTRACTS				4,681

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	15,000	USD	17,421	JPMorgan Chase Bank NA	9/2026	2
USD	160,279	AUD	224,000	JPMorgan Chase Bank NA	9/2026	(177)
USD	417,794	CAD	577,000	JPMorgan Chase Bank NA	9/2026	969
USD	7,696,630	EUR	6,584,000	BNP Paribas SA	9/2026	40,950
USD	3,488	EUR	3,000	JPMorgan Chase Bank NA	9/2026	0
USD	1,368,745	GBP	1,004,000	JPMorgan Chase Bank NA	9/2026	8,285

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						50,029
Unrealized Appreciation						50,206
Unrealized Depreciation						(177)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Level 3 security.
(g)	Non-income producing - Security is in default.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $10,161 and $9,950, respectively.

(i)	Non-income producing.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,288,703 or 15.4% of net assets.

(k)	Zero coupon bond which is issued at a discount.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,712,770 or 3.3% of net assets.

(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $74,394.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	15,379,092	90,273,760	88,143,163	800,589	(275)	148	17,509,562	17,506,061
	15,379,092	90,273,760	88,143,163	800,589	(275)	148	17,509,562

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	15,368,212	-	15,368,212	-

Bank Loan Obligations
Communication Services	49,444	-	49,444	-
Consumer Discretionary	428,866	-	428,866	-
Consumer Staples	10,260	-	9,004	1,256
Energy	145,517	-	128,078	17,439
Financials	200,172	-	190,619	9,553
Health Care	316,870	-	316,586	284
Industrials	331,635	-	331,635	-
Information Technology	186,440	-	186,440	-
Materials	686,636	-	686,636	-
Utilities	29,600	-	-	29,600

Bank Notes
Financials	248,766	-	248,766	-

Commercial Mortgage Securities	3,690,265	-	2,066,181	1,624,084

Common Stocks
Health Care	1,059	-	-	1,059
Real Estate	31,270	-	-	31,270

Convertible Corporate Bonds
Energy	113,771	-	113,771	-
Financials	72,563	-	72,563	-
Industrials	49,053	-	49,053	-
Information Technology	224,923	-	224,923	-

Convertible Preferred Stocks
Communication Services	29,589	29,589	-	-
Consumer Discretionary	19,247	19,247	-	-
Financials	27,522	-	-	27,522
Information Technology	22,665	22,665	-	-

Foreign Government and Government Agency Obligations	2,125,526	-	2,125,526	-

Non-Convertible Corporate Bonds
Communication Services	5,122,441	-	5,122,441	-
Consumer Discretionary	4,101,556	-	4,101,535	21
Consumer Staples	1,600,292	-	1,600,292	-
Energy	1,717,216	-	1,717,216	-
Financials	27,827,656	-	27,827,656	-
Health Care	3,900,850	-	3,900,850	-
Industrials	2,280,497	-	2,280,497	-
Information Technology	3,039,214	-	3,039,214	-
Materials	1,619,423	-	1,619,423	-
Real Estate	4,521,036	-	4,521,036	-
Utilities	9,552,926	-	9,552,837	89

Non-Convertible Preferred Stocks
Information Technology	17,941	17,941	-	-

Preferred Securities
Financials	55,721	-	50,523	5,198
Industrials	86,881	-	86,881	-
Utilities	115,684	-	115,684	-

U.S. Government Agency - Mortgage Securities	52,078,620	-	52,078,620	-

U.S. Treasury Obligations	122,995,669	-	122,995,669	-

Money Market Funds	17,509,562	17,509,562	-	-
Total Investments in Securities:	282,553,056	17,599,004	263,206,677	1,747,375
Derivative Instruments:

Assets
Futures Contracts	12,132	12,132	-	-
Forward Foreign Currency Contracts	50,206	-	50,206	-
Total Assets	62,338	12,132	50,206	-

Liabilities
Futures Contracts	(7,451)	(7,451)	-	-
Forward Foreign Currency Contracts	(177)	-	(177)	-
Total Liabilities	(7,628)	(7,451)	(177)	-
Total Derivative Instruments:	54,710	4,681	50,029	-
Other Financial Instruments:

TBA Sale Commitments	(7,673,374)	-	(7,673,374)	-
Total Other Financial Instruments:	(7,673,374)	-	(7,673,374)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$265,043,494
Investments in securities, at value - affiliated issuers	17,509,562
Cash	5,014
Foreign currency held at value	27,932
Receivable for investments sold	1,395,960
Receivable for investments sold, delayed delivery	21,973
Receivable for TBA sale commitments	7,708,963
Unrealized appreciation on forward foreign currency contracts	50,206
Receivable for fund shares sold	430,347
Dividends receivable	93
Interest receivable	2,166,865
Distributions receivable from affiliated funds	59,090
Prepaid expenses	273
Other receivables	459
Total assets	294,420,231
Liabilities
Payable for investments purchased	2,651,428
Payable for investments purchased, delayed delivery	23,007,377
TBA sale commitments, at value	7,673,374
Unrealized depreciation on forward foreign currency contracts	177
Payable for fund shares redeemed	76,599
Distributions payable	37,431
Accrued management fee	62,941
Payable for variation margin on futures contracts	1,123
Other payables and accrued expenses	137,406
Total liabilities	33,647,856
Net Assets	$260,772,375
Net assets consist of:
Paid in capital	267,240,278
Total accumulated earnings (loss)	(6,467,903)
Net Assets	$260,772,375

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($260,772,375/28,725,524 shares)	$9.08

Other Information
Unaffiliated issuers, cost	271,562,225
Affiliated issuers, cost	17,509,414
Foreign currency holdings, cost	27,890
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$14,880
Dividends - affiliated issuers	800,589
Interest	9,051,976
Total investment income	9,867,445
Expenses
Management fee	602,351
Custodian fees and expenses	26,594
Independent trustees' fees and expenses	437
Registration fees	42,219
Audit	139,568
Legal	467
Commitment fee	224
Miscellaneous	251
Total expenses	812,111
Expense reductions	(44,352)
Total expenses after reductions	767,759
Net investment income (loss)	9,099,686
Net realized gain (loss)
Investments - unaffiliated issuers	454,646
Investments - affiliated issuers	(275)
Forward foreign currency contracts	223,128
Foreign currency transactions	56,232
Futures contracts	(32,365)
Net realized gain (loss)	701,366
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(7,214,247)
Investments - affiliated issuers	148
Forward foreign currency contracts	(30,506)
Assets and liabilities in foreign currencies	(3,780)
Futures contracts	(15,567)
TBA sale commitments	102,508
Total change in net unrealized appreciation (depreciation)	(7,161,444)
Net gain (loss)	(6,460,078)
Net increase (decrease) in net assets resulting from operations	$2,639,608

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,099,686	$5,231,223
Net realized gain (loss)	701,366	(560,509)
Change in net unrealized appreciation (depreciation)	(7,161,444)	192,152
Net increase (decrease) in net assets resulting from operations	$2,639,608	$4,862,866
Distributions to shareholders
Distributions to shareholders	(9,071,836)	(4,913,409)
Total distributions	(9,071,836)	(4,913,409)
Net increase (decrease) in net assets resulting from share transactions	105,733,355	78,137,364
Total increase (decrease) in net assets	99,301,127	78,086,821
Net Assets
Beginning of period	161,471,248	83,384,427
End of period	$260,772,375	$161,471,248
Financial Highlights
Fidelity® SAI Sustainable Core Plus Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022 A
Selected Per Share Data
Net asset value, beginning of period	$9.31	$9.39	$9.10	$9.50	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.40	.40	.41	.37	.11
Net realized and unrealized gain (loss)	(.23)	(.10)	.24	(.41)	(.52)
Total from investment operations	.17	.30	.65	(.04)	(.41)
Distributions
Distributions from net investment income	(.40)	(.38)	(.36)	(.36)	(.09)
Total distributions	(.40)	(.38)	(.36)	(.36)	(.09)
Net asset value, end of period	$9.08	$9.31	$9.39	$9.10	$9.50
Total Return D, E	1.78%	3.30%	7.31%	(.37)%	(4.13)%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.38%	.49%	.62%	.96%	.94% H, I
Ratio of expenses to average net assets net of fee waivers, if any	.36%	.36%	.36%	.36%	.36% H
Ratio of expenses to average net assets net of all reductions, if any	.36%	.36%	.35%	.35%	.36% H
Ratio of net investment income (loss) to average net assets	4.26%	4.40%	4.50%	4.06%	2.85% H
Net assets, end of period	$260,772,375	$161,471,248	$83,384,427	$33,761,828	$24,302,537
Portfolio turnover rate J	185%	210%	364%	274%	124% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® SAI Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Payment in kind (PIK) income is accrued as earned and capitalized to the cost basis of the related debt security.

Certain fees are earned in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as interest in the financial statements.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, certain conversion ratio adjustments, contingent interest, defaulted bonds, foreign currency transactions, futures transactions, market discount, passive foreign investment companies (PFIC), losses deferred due to offsetting positions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Sustainable Core Plus Bond Fund	288,257,100	1,186,560	(7,316,545)	(6,129,985)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® SAI Sustainable Core Plus Bond Fund	114,271	(452,650)	(6,129,523)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® SAI Sustainable Core Plus Bond Fund	(442,683)	(9,967)	(452,650)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® SAI Sustainable Core Plus Bond Fund	9,071,836	9,071,836

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® SAI Sustainable Core Plus Bond Fund	4,913,409	4,913,409

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® SAI Sustainable Core Plus Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	50,206	(177)	223,128	(30,506)
Total Foreign Exchange Risk	50,206	(177)	223,128	(30,506)
Interest Rate Risk
Futures Contracts	12,132	(7,451)	(32,365)	(15,567)
Total Interest Rate Risk	12,132	(7,451)	(32,365)	(15,567)

Totals	62,338	(7,628)	190,763	(46,073)

Value of Derivative Assets/Liabilities Legend
For forward foreign currency contracts, gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® SAI Sustainable Core Plus Bond Fund
Forward Foreign Currency Contracts	9,121,595
Futures Contracts	3,678,316

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® SAI Sustainable Core Plus Bond Fund	296,914,730	255,524,068

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Sustainable Core Plus Bond Fund	0.282

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® SAI Sustainable Core Plus Bond Fund	2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Sustainable Core Plus Bond Fund	0.36	December 31, 2027	42,387

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Sustainable Core Plus Bond Fund	1,965

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® SAI Sustainable Core Plus Bond Fund
Fidelity® SAI Sustainable Core Plus Bond Fund	9,071,836	4,913,409
Total	9,071,836	4,913,409

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® SAI Sustainable Core Plus Bond Fund
Shares sold	18,106,691	11,450,900	168,243,006	105,625,183
Reinvestment of distributions	943,951	516,167	8,750,000	4,770,685
Shares redeemed	(7,676,825)	(3,493,220)	(71,259,651)	(32,258,504)
Net increase (decrease)	11,373,817	8,473,847	105,733,355	78,137,364

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Sustainable Core Plus Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Sustainable Core Plus Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended,  statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 14, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 49.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,892,142 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904893.104
SSU-ANN-1026
Fidelity® Intermediate Bond Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Intermediate Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 11.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.5%
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2026-108A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9492% 7/18/2037 (b)(c)(e)	14,430,000	14,435,411
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2038 (b)(c)(e)	1,218,500	1,218,418
Golden Tree Loan Management US CLO 1 Ltd Series 2026-12A Class AR2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2036 (b)(c)(e)	14,500,000	14,544,703
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 1/20/2037 (b)(c)(e)	14,022,000	14,022,000
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (b)(c)(e)	12,220,000	12,226,452
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.9192% 1/20/2037 (b)(c)(e)	19,121,000	19,138,879
TOTAL BAILIWICK OF JERSEY		75,585,863
GRAND CAYMAN (UK OVERSEAS TER) - 4.4%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 4.7495% 10/17/2037 (b)(c)(e)	1,020,000	1,020,143
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (b)(c)(e)	14,720,000	14,738,444
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 7/15/2038 (b)(c)(e)	5,627,000	5,641,928
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 4/20/2034 (b)(c)(e)	12,285,545	12,286,896
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2035 (b)(c)(e)	7,613,000	7,617,591
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (e)	1,862,077	1,767,850
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7992% 7/18/2034 (b)(c)(e)	8,750,000	8,759,993
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.0232% 8/20/2034 (b)(c)(e)	5,695,000	5,698,440
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (b)(c)(e)	8,184,000	8,191,030
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (b)(c)(e)	17,426,000	17,427,516
Flatiron CLO Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 4.8289% 11/16/2034 (b)(c)(e)	3,258,601	3,258,601
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (b)(c)(e)	12,000,000	12,000,000
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (e)	2,394,063	2,384,460
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (e)	153,615	152,461
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8132% 10/22/2034 (b)(c)(e)	11,000,000	11,015,246
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (b)(c)(e)	8,203,000	8,206,782
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.0029% 7/15/2036 (b)(c)(e)	8,952,000	8,959,036
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.8002% 1/25/2035 (b)(c)(e)	9,540,000	9,543,301
Oak Hill Credit Partners X-R Ltd Series 2025-10RA Class AR2, CME Term SOFR 3 month Index + 1.13%, 4.8592% 4/20/2038 (b)(c)(e)	7,000,000	6,988,940
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (b)(c)(e)	8,783,000	8,787,769
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (b)(c)(e)	9,842,635	9,845,352
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 4.5729% 1/15/2033 (b)(c)(e)	13,991,305	13,992,312
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (b)(c)(e)	14,700,000	14,691,783
SLAM Ltd / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (e)	3,378,485	3,214,571
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (e)	200,970	200,371
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.5718% 4/6/2042 (b)(c)(e)	1,143,000	920,417
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2035 (b)(c)(e)	7,174,000	7,175,672
Voya CLOLtd / Voya CLO LLC Series 2026-4AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.9604% 10/15/2037 (b)(c)(e)	9,800,000	9,800,000
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		214,286,905
UNITED STATES - 5.1%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (e)	1,509,918	1,506,410
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (e)	1,411,714	1,420,252
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (e)	1,251,292	1,258,860
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (e)	2,165,000	2,147,471
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (e)	2,047,739	2,043,175
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (e)	76,767	76,330
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (e)	1,600,000	1,596,994
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (e)	5,800,000	5,698,364
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (e)	1,200,000	1,190,041
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (e)	214,534	212,818
Chase Auto Owner Trust Series 2024-2A Class A4, 5.48% 11/26/2029 (e)	1,500,000	1,517,685
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (e)	663,320	665,283
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (e)	2,456,438	2,411,363
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (e)	2,180,000	2,151,658
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (e)	197,473	198,471
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (e)	7,226,720	7,173,434
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (e)	13,150,000	12,940,973
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (e)	332,330	334,371
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (e)	5,650,000	5,667,280
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (e)	913,485	918,785
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (b)(c)(e)	10,932,000	10,934,875
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (b)(c)(e)	7,600,000	7,595,767
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (e)	11,603,000	11,645,647
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (e)	7,988,000	8,071,731
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (e)	7,176,000	7,191,333
Ford Credit Auto Owner Trust Series 2024-A Class A4, 5.01% 9/15/2029	2,800,000	2,814,547
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (e)	5,501,000	5,531,913
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	4,365,000	4,301,078
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	6,710,000	6,706,061
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	3,385,000	3,384,886
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (e)	3,660,422	3,652,711
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	233,675	234,319
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (e)	7,253,000	7,305,627
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (e)	11,424,000	11,673,584
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (e)	5,692,000	5,724,380
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (e)	5,100,000	5,117,945
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (e)	12,352,000	12,446,655
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (e)	1,275,000	1,284,467
Haloan Series 2026-1A Class A, 5.39% 8/20/2041 (e)	3,620,000	3,613,305
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8092% 7/20/2036 (b)(c)(e)	10,000,000	9,999,940
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (e)	1,240,362	1,246,920
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	6,065,000	6,090,842
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (e)	67,621	66,863
Morgan Stanley ABS Capital I Inc Trust Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 9.0318% 8/25/2034 (b)(c)(d)	83,712	134,860
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (e)	2,197,182	2,126,208
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (e)	194,873	197,066
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (e)	3,058,003	3,016,968
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (e)	1,860,000	1,847,538
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (e)	2,044,875	2,009,377
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (e)	9,464,000	9,409,558
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (e)	1,918,706	1,915,382
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (e)	2,636,048	2,640,503
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (e)	2,793,248	2,789,035
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6418% 9/25/2034 (b)(c)	55,600	59,019
Verizon Master Trust Series 2023-7 Class A1A, 5.67% 11/20/2029	10,000,000	10,029,473
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (e)	7,262,000	7,279,260
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	2,698,431	2,714,624
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A4, 5.57% 4/22/2030	4,900,000	4,949,606
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (e)	9,100,000	9,093,921
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (e)	1,109,583	1,115,403
TOTAL UNITED STATES		249,093,215
TOTAL ASSET-BACKED SECURITIES (Cost $537,392,159)		538,965,983

Collateralized Mortgage Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (e)	2,445,859	2,153,145
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)(e)	1,361,986	1,254,152
BRAVO Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (e)	983,912	916,150
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (e)	5,392,769	4,869,781
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (e)	325,851	290,566
Fannie Mae Guaranteed REMIC Series 2013-16 Class GP, 3% 3/25/2033	146,027	144,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	95,876	94,752
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (e)	1,013,902	946,893
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(e)	2,692,445	2,703,710
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (e)	432,532	397,571
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (e)	441,690	411,883
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (e)	39,848	37,756
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(e)	3,047,047	2,957,178
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (b)(c)	770	720
Towd Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (e)	2,947,963	2,893,759
TOTAL UNITED STATES		20,072,216
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,217,710)		20,072,216

Commercial Mortgage Securities - 4.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (b)(c)(e)	9,085,000	9,130,425
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (b)(c)(e)	1,148,000	1,149,435
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (e)	807,420	802,610
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	951,052	945,348
BANK Series 2021-BN33 Class XA, 1.0891% 5/15/2064 (c)(g)	11,245,791	378,536
BANK Series 2021-BN36 Class ASB, 2.283% 9/15/2064	10,250,000	9,665,713
BANK Series 2022-BNK41 Class ASB, 3.7889% 4/15/2065 (c)	6,700,000	6,458,896
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	1,948,256	1,911,373
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	1,300,000	1,225,643
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 4.5535% 6/15/2038 (b)(c)(e)	7,697,319	7,160,750
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	1,446,825	1,443,388
Benchmark Mortgage Trust Series 2019-B12 Class XA, 0.9949% 8/15/2052 (c)(g)	13,687,699	278,114
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7526% 12/15/2062 (c)(g)	13,828,027	222,736
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3818% 3/15/2053 (c)(g)	24,981,644	864,937
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.6529% 9/15/2053 (c)(g)	16,297,839	675,094
Benchmark Mortgage Trust Series 2021-B31 Class AAB, 2.615% 12/15/2054	8,000,000	7,508,726
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (b)(c)(d)(e)	2,554,735	2,557,928
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (b)(c)(e)	3,377,000	3,368,357
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (b)(c)(d)(e)	8,860,671	8,844,099
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (b)(c)(e)	5,640,166	5,647,216
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (b)(c)(e)	749,656	751,061
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (c)(e)	375,562	376,148
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (b)(c)(e)	4,138,503	4,141,089
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (c)(e)	4,435,000	4,446,088
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6035% 11/15/2038 (b)(c)(e)	2,152,668	2,152,668
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (b)(c)(e)	5,208,088	5,216,226
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (c)(e)	5,264,000	5,277,160
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (b)(c)(e)	6,925,858	6,934,516
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (b)(c)(e)	2,221,000	2,222,388
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (c)(e)	5,287,879	5,304,404
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	159,927	159,203
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(e)	5,639,000	5,577,259
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (e)(g)	86,588,000	479,411
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (e)	3,856,175	2,957,919
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (e)	2,771,441	2,091,806
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	8,855,005	8,501,279
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (e)	10,024,831	10,044,762
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (b)(c)(e)	2,985,000	2,988,731
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (b)(c)(e)	5,758,354	5,769,151
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (b)(c)(d)(e)	5,231,763	5,235,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	12,375,000	12,160,788
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	9,451,000	9,297,996
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(e)	1,776,000	1,749,635
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (e)	2,057,853	1,938,477
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2545% 9/15/2029 (b)(c)(e)	251,030	247,115
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (b)(c)(e)	2,327,000	2,327,000
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1409% 6/15/2054 (c)(g)	3,565,303	123,366
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (b)(c)(e)	7,122,794	7,127,246
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (e)	3,454,000	3,456,063
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (c)(e)	5,593,000	5,483,832
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (b)(c)(e)	4,674,000	4,676,921
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9617% 12/15/2050 (c)(g)	42,586,595	394,429
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	1,851,316	1,841,211
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (e)	1,920,006	1,603,069
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (c)(e)	57,900,875	854,008
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	40,504	40,335
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (c)(e)	2,183,000	2,167,683
TOTAL UNITED STATES		206,354,800
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $210,633,392)		206,354,800

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Colombian Republic 5.375% 1/21/2029	8,065,000	8,036,773
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	2,368,000	2,218,816
United Mexican States 3.5% 2/12/2034	1,965,000	1,659,934
United Mexican States 6% 5/13/2030	4,380,000	4,504,556
TOTAL MEXICO		8,383,306
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,699,673)		16,420,079

Non-Convertible Corporate Bonds - 42.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Financials - 0.1%
Banks - 0.1%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,134,000	1,099,946
Westpac Banking Corp 5.405% 8/10/2033 (c)	4,101,000	4,079,377
TOTAL FINANCIALS		5,179,323
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 5.186% 4/1/2030 (e)	15,952,000	15,968,737
TOTAL AUSTRALIA		21,148,060
CANADA - 1.8%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (e)	5,819,000	5,446,206
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd 2.95% 7/15/2030	9,591,000	8,928,897
Canadian Natural Resources Ltd 5% 12/15/2029	2,867,000	2,871,307
Cenovus Energy Inc 2.65% 1/15/2032	5,000,000	4,412,063
Cenovus Energy Inc 4.65% 3/20/2031	5,811,000	5,690,254
Enbridge Inc 4.9% 6/20/2030	9,819,000	9,786,019
Enbridge Inc 5.25% 4/5/2027	4,591,000	4,609,770
Enbridge Inc 5.3% 4/5/2029	3,837,000	3,876,429
Enbridge Inc 6% 11/15/2028	7,927,000	8,121,777
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	2,316,000	2,318,158
TOTAL ENERGY		50,614,674
Financials - 0.6%
Banks - 0.6%
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	14,610,000	14,381,636
Canadian Imperial Bank of Commerce 5.051% 6/16/2032 (c)	8,617,000	8,541,270
Royal Bank of Canada 5.153% 2/4/2031 (c)	7,400,000	7,418,517
TOTAL FINANCIALS		30,341,423
TOTAL CANADA		86,402,303
FRANCE - 0.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA 4.25% 1/13/2031 (e)	8,306,000	8,002,682
Orange SA 4.75% 1/13/2033 (e)	6,837,000	6,581,528
TOTAL COMMUNICATION SERVICES		14,584,210
Financials - 0.2%
Banks - 0.2%
Societe Generale SA 5.634% 1/19/2030 (c)(e)	10,410,000	10,515,490
TOTAL FRANCE		25,099,700
GERMANY - 1.7%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (e)	7,608,000	7,601,443
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (e)	7,639,000	7,617,691
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (e)	9,700,000	9,702,782
TOTAL CONSUMER DISCRETIONARY		24,921,916
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	4,598,000	4,575,325
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	14,550,000	14,132,819
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	10,800,000	10,639,000
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	4,500,000	4,529,208
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	13,200,000	13,515,802
TOTAL FINANCIALS		47,392,154
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (e)	8,615,000	8,500,519
Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC 2% 12/14/2026 (e)	4,559,000	4,529,879
TOTAL GERMANY		85,344,468
IRELAND - 1.3%
Financials - 0.9%
Banks - 0.2%
Bank of Ireland Group PLC 4.997% 11/12/2032 (c)(e)	4,495,000	4,415,981
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(e)	6,702,000	6,794,163
		11,210,144
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,456,000	1,398,571
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,000,000	4,511,892
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	8,161,000	8,007,423
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	4,311,000	4,322,849
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	7,897,000	8,012,153
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,528,447
		31,781,335
TOTAL FINANCIALS		42,991,479
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (e)	1,761,000	1,750,787
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (e)	6,243,000	6,252,016
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (e)	307,000	305,568
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (e)	11,100,000	11,259,358
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (e)	2,418,000	2,470,020
TOTAL INDUSTRIALS		22,037,749
TOTAL IRELAND		65,029,228
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	203,050
ITALY - 0.6%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5% 6/29/2030 (c)(e)	7,897,000	7,853,078
Utilities - 0.4%
Electric Utilities - 0.4%
ENEL Finance International NV 4.375% 9/30/2030 (e)	8,940,000	8,693,612
ENEL Finance International NV 5.125% 6/26/2029 (e)	12,900,000	12,981,361
TOTAL UTILITIES		21,674,973
TOTAL ITALY		29,528,051
JAPAN - 1.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
NTT Finance Corp 1.591% 4/3/2028 (e)	6,562,000	6,239,186
NTT Finance Corp 4.62% 7/16/2028 (e)	590,000	587,318
NTT Finance Corp 4.8279% 11/1/2029 (e)	12,051,000	11,974,665
NTT Finance Corp 4.876% 7/16/2030 (e)	6,253,000	6,174,248
TOTAL COMMUNICATION SERVICES		24,975,417
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (e)	5,679,000	5,694,194
Japan Tobacco Inc 5.25% 6/15/2030 (e)	4,267,000	4,307,108
TOTAL CONSUMER STAPLES		10,001,302
Financials - 0.8%
Banks - 0.8%
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	7,703,000	7,677,901
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)	749,000	742,346
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)	8,580,000	8,601,318
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	8,500,000	8,564,775
Mizuho Financial Group Inc 2.201% 7/10/2031 (c)	5,300,000	4,753,889
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)	1,965,000	1,943,606
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	8,338,000	8,218,601
TOTAL FINANCIALS		40,502,436
TOTAL JAPAN		75,479,155
MEXICO - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos Mexicanos 5.95% 1/28/2031	14,000,000	13,834,800
Petroleos Mexicanos 6.7% 2/16/2032	4,595,000	4,620,273

TOTAL MEXICO		18,455,073
NETHERLANDS - 0.5%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (e)	1,001,000	988,803
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (c)(e)	2,686,000	2,665,865
ING Groep NV 4.858% 3/25/2029 (c)	4,000,000	4,003,698
ING Groep NV 5.335% 3/19/2030 (c)	5,470,000	5,522,866
TOTAL FINANCIALS		12,192,429
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	5,400,000	4,708,523
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,296,000	1,258,352
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	6,356,000	6,208,314
TOTAL INFORMATION TECHNOLOGY		12,175,189
TOTAL NETHERLANDS		25,356,421
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 1.605% 3/30/2028 (c)(e)	6,094,000	5,993,399
DNB Bank ASA 4.853% 11/5/2030 (c)(e)	4,700,000	4,686,113

TOTAL NORWAY		10,679,512
SAUDI ARABIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Avilease Capital Ltd 5.5% 6/30/2031 (e)	3,040,000	3,030,059
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Santander SA 5.005% 8/25/2030 (c)	8,600,000	8,571,295
UNITED KINGDOM - 4.2%
Consumer Staples - 0.6%
Tobacco - 0.6%
BAT Capital Corp 4.7% 4/2/2027	3,990,000	3,994,437
BAT Capital Corp 5.834% 2/20/2031	4,800,000	4,932,246
BAT International Finance PLC 5.931% 2/2/2029	7,000,000	7,175,711
Imperial Brands Finance PLC 5.5% 2/1/2030 (e)	11,100,000	11,217,994
TOTAL CONSUMER STAPLES		27,320,388
Financials - 3.3%
Banks - 3.2%
Barclays PLC 2.279% 11/24/2027 (c)	8,259,000	8,216,705
Barclays PLC 4.219% 5/24/2030 (c)	3,860,000	3,771,122
Barclays PLC 5.367% 2/25/2031 (c)	10,565,000	10,605,256
Barclays PLC 5.69% 3/12/2030 (c)	8,029,000	8,149,997
HSBC Holdings PLC 4.619% 11/6/2031 (c)	13,685,000	13,365,497
HSBC Holdings PLC 4.899% 3/3/2029 (c)	8,453,000	8,465,712
HSBC Holdings PLC 5.21% 8/11/2028 (c)	9,616,000	9,662,666
HSBC Holdings PLC 5.243% 8/14/2032 (c)	14,252,000	14,160,562
HSBC Holdings PLC 5.546% 3/4/2030 (c)	7,000,000	7,085,176
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)	14,687,000	14,257,393
Lloyds Banking Group PLC 5.203% 8/17/2032 (c)	4,900,000	4,883,014
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	10,500,000	10,533,214
NatWest Group PLC 3.073% 5/22/2028 (c)	2,293,000	2,267,769
NatWest Group PLC 4.892% 5/18/2029 (c)	4,800,000	4,807,089
NatWest Group PLC 4.964% 8/15/2030 (c)	12,000,000	11,985,694
NatWest Group PLC 5.115% 5/23/2031 (c)	12,530,000	12,503,079
Standard Chartered PLC 4.299% 1/13/2030 (c)(e)	6,644,000	6,529,590
		151,249,535
Financial Services - 0.1%
Nationwide Building Society 6.557% 10/18/2027 (c)(e)	6,900,000	6,918,389
TOTAL FINANCIALS		158,167,924
Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC 5.125% 3/26/2029 (e)	2,932,000	2,957,600
BAE Systems PLC 5.25% 3/26/2031 (e)	774,000	781,111
BAE Systems PLC 5.3% 3/26/2034 (e)	9,000,000	8,996,318
TOTAL INDUSTRIALS		12,735,029
TOTAL UNITED KINGDOM		198,223,341
UNITED STATES - 28.6%
Communication Services - 2.0%
Diversified Telecommunication Services - 1.1%
AT&T Inc 1.65% 2/1/2028	4,123,000	3,953,873
AT&T Inc 4.3% 2/15/2030	5,704,000	5,585,609
AT&T Inc 4.4% 4/30/2031	12,856,000	12,499,373
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (e)	1,525,000	1,503,199
Space Exploration Technologies Corp 5.35% 7/15/2031 (e)	7,429,000	7,261,475
Space Exploration Technologies Corp 5.65% 7/15/2033 (e)	10,391,000	10,024,587
Verizon Communications Inc 2.355% 3/15/2032	7,604,000	6,576,140
Verizon Communications Inc 4.75% 1/15/2033	2,495,000	2,414,674
		49,818,930
Interactive Media & Services - 0.3%
Meta Platforms Inc 4.55% 5/15/2031	10,000,000	9,772,695
Meta Platforms Inc 4.6% 11/15/2032	6,985,000	6,707,216
		16,479,911
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	10,200,000	9,995,204
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	3,155,000	3,107,909
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	7,512,000	7,449,484
Charter Communications Operating LLC / Charter Communications Operating Capital 6.05% 2/15/2032	7,906,000	7,914,657
Discovery Global Holdings Inc 3.755% 3/15/2027	1,831,000	1,819,465
		30,286,719
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 2.4% 3/15/2029	2,211,000	2,083,105
TOTAL COMMUNICATION SERVICES		98,668,665
Consumer Discretionary - 1.8%
Automobiles - 0.9%
General Motors Financial Co Inc 2.35% 2/26/2027	2,587,000	2,559,705
General Motors Financial Co Inc 4.2% 10/27/2028	5,178,000	5,108,055
General Motors Financial Co Inc 4.6% 1/8/2031	14,300,000	13,954,761
General Motors Financial Co Inc 5.45% 7/15/2030	12,600,000	12,721,745
General Motors Financial Co Inc 6% 1/9/2028	6,100,000	6,187,899
Hyundai Capital America 4.75% 6/18/2029 (e)	5,067,000	5,026,488
		45,558,653
Household Durables - 0.0%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,352,000	1,353,030
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	8,511,000	8,651,383
Specialty Retail - 0.7%
Advance Auto Parts Inc 5.95% 3/9/2028	5,890,000	5,939,742
AutoZone Inc 4% 4/15/2030	3,155,000	3,047,417
AutoZone Inc 5.125% 6/15/2030	2,040,000	2,047,109
AutoZone Inc 6.25% 11/1/2028	4,041,000	4,156,632
Lowe's Cos Inc 1.7% 10/15/2030	9,316,000	8,174,148
Lowe's Cos Inc 1.7% 9/15/2028	3,155,000	2,970,860
O'Reilly Automotive Inc 3.9% 6/1/2029	3,155,000	3,078,593
O'Reilly Automotive Inc 4.2% 4/1/2030	5,353,000	5,207,425
		34,621,926
TOTAL CONSUMER DISCRETIONARY		90,184,992
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.1%
Mars Inc 4.8% 3/1/2030 (e)	2,757,000	2,743,009
Mars Inc 5% 3/1/2032 (e)	2,070,000	2,055,943
		4,798,952
Food Products - 0.0%
Conagra Brands Inc 5.4% 8/1/2031	690,000	687,651
Tobacco - 0.3%
Philip Morris International Inc 5.125% 11/17/2027	10,015,000	10,079,799
Philip Morris International Inc 5.125% 2/13/2031	5,374,000	5,394,962
		15,474,761
TOTAL CONSUMER STAPLES		20,961,364
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (e)	6,902,000	6,718,234
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (e)	9,253,000	9,145,892
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (e)	2,000,000	2,057,512
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	3,470,000	3,268,674
Energy Transfer LP 4.2% 4/15/2027	5,070,000	5,060,769
Energy Transfer LP 4.55% 1/15/2031	6,435,000	6,290,199
Energy Transfer LP 4.95% 6/15/2028	6,355,000	6,372,297
Energy Transfer LP 5.25% 7/1/2029	1,087,000	1,097,594
EQT Corp 3.625% 5/15/2031 (e)	7,000,000	6,517,322
EQT Corp 3.9% 10/1/2027	547,000	542,213
EQT Corp 5.7% 4/1/2028	339,000	343,577
EQT Corp 5.75% 2/1/2034	5,000,000	5,042,072
MPLX LP 4% 3/15/2028	3,155,000	3,119,114
Occidental Petroleum Corp 5.375% 1/1/2032	3,535,000	3,567,699
Occidental Petroleum Corp 6.625% 9/1/2030	2,181,000	2,287,812
ONEOK Inc 4.4% 10/15/2029	965,000	949,455
ONEOK Inc 4.75% 10/15/2031	6,165,000	6,029,953
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	9,751,000	9,341,670
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	3,580,000	3,411,266
Rio Grande LNG LLC 5.25% 6/30/2031 (e)	855,000	845,061
Targa Resources Corp 4.35% 4/15/2031	9,122,000	8,832,063
Targa Resources Corp 4.9% 9/15/2030	1,552,000	1,540,337
Western Gas Partners LP 4.8% 3/1/2031	2,006,000	1,968,708
Western Gas Partners LP 6.35% 1/15/2029	8,000,000	8,241,502
Williams Cos Inc/The 4.625% 6/30/2030	2,406,000	2,367,013
Williams Cos Inc/The 4.8% 11/15/2029	4,930,000	4,916,362
TOTAL ENERGY		109,874,370
Financials - 13.3%
Banks - 5.7%
Bank of America Corp 2.496% 2/13/2031 (c)	3,155,000	2,900,513
Bank of America Corp 2.551% 2/4/2028 (c)	4,110,000	4,076,469
Bank of America Corp 2.592% 4/29/2031 (c)	7,000,000	6,425,191
Bank of America Corp 3.97% 3/5/2029 (c)	8,155,000	8,057,581
Bank of America Corp 3.974% 2/7/2030 (c)	4,290,000	4,200,149
Bank of America Corp 4.25% 10/22/2026	3,730,000	3,730,018
Bank of America Corp 4.271% 7/23/2029 (c)	7,208,000	7,138,804
Bank of America Corp 4.376% 4/27/2028 (c)	5,400,000	5,392,609
Bank of America Corp 4.948% 7/22/2028 (c)	5,489,000	5,504,566
Bank of America Corp 5.162% 1/24/2031 (c)	4,600,000	4,616,608
Bank of America Corp 5.468% 1/23/2035 (c)	4,089,000	4,097,251
Citibank NA 4.846% 6/18/2032 (c)	16,900,000	16,661,872
Citigroup Inc 2.666% 1/29/2031 (c)	5,530,000	5,106,363
Citigroup Inc 3.07% 2/24/2028 (c)	5,682,000	5,642,139
Citigroup Inc 4.075% 4/23/2029 (c)	5,190,000	5,132,916
Citigroup Inc 4.412% 3/31/2031 (c)	10,100,000	9,875,382
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	5,236,000	5,300,410
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	3,163,000	3,152,715
JPMorgan Chase & Co 1.764% 11/19/2031 (c)	4,010,000	3,502,217
JPMorgan Chase & Co 2.069% 6/1/2029 (c)	8,532,000	8,146,690
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	6,955,000	6,381,713
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	11,415,000	11,330,270
JPMorgan Chase & Co 4.408% 4/23/2030 (c)	12,500,000	12,331,636
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	7,000,000	6,878,770
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	12,200,000	12,208,241
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)	7,600,000	7,462,337
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (c)	14,400,000	14,312,045
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	5,673,000	5,625,858
Truist Financial Corp 5.071% 5/20/2031 (c)	9,922,000	9,895,257
Truist Financial Corp 5.435% 1/24/2030 (c)	7,000,000	7,071,548
Truist Financial Corp 5.711% 1/24/2035 (c)	6,098,000	6,133,708
Wells Fargo & Co 3.526% 3/24/2028 (c)	6,680,000	6,642,140
Wells Fargo & Co 4.97% 4/23/2029 (c)	10,000,000	10,034,343
Wells Fargo & Co 5.244% 1/24/2031 (c)	5,343,000	5,371,971
Wells Fargo & Co 5.389% 4/24/2034 (c)	11,251,000	11,236,140
Wells Fargo & Co 5.574% 7/25/2029 (c)	10,500,000	10,643,178
Wells Fargo & Co 6.303% 10/23/2029 (c)	8,500,000	8,746,550
		270,966,168
Capital Markets - 4.0%
Athene Global Funding 1.73% 10/2/2026 (e)	4,287,000	4,277,193
Athene Global Funding 2.646% 10/4/2031 (e)	6,246,000	5,421,394
Athene Global Funding 4.721% 10/8/2029 (e)	3,800,000	3,730,811
Athene Global Funding 5.133% 6/1/2029 (e)	3,884,000	3,871,180
Athene Global Funding 5.38% 1/7/2030 (e)	1,098,000	1,093,244
Athene Global Funding 5.516% 3/25/2027 (e)	10,900,000	10,953,488
Athene Global Funding 5.583% 1/9/2029 (e)	2,486,000	2,501,064
Equitable America Global Funding 4.65% 6/9/2028 (e)	4,832,000	4,810,841
Equitable America Global Funding 4.95% 6/25/2029 (e)	9,680,000	9,652,224
Equitable America Global Funding 4.95% 6/9/2030 (e)	6,539,000	6,469,329
GA Global Funding Trust 5.4% 1/13/2030 (e)	6,601,000	6,561,429
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	5,971,000	5,966,885
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	2,500,000	2,487,605
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,330,000	4,157,233
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	3,334,000	3,327,295
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	11,356,000	11,000,313
LPL Holdings Inc 4.9% 4/3/2028	4,287,000	4,282,978
Moody's Corp 3.25% 1/15/2028	4,416,000	4,340,434
Morgan Stanley 2.475% 1/21/2028 (c)	5,778,000	5,731,924
Morgan Stanley 2.511% 10/20/2032 (c)	5,000,000	4,373,566
Morgan Stanley 3.772% 1/24/2029 (c)	5,000,000	4,937,166
Morgan Stanley 4.21% 4/20/2028 (c)	12,636,000	12,603,421
Morgan Stanley 4.654% 10/18/2030 (c)	9,500,000	9,395,906
Morgan Stanley 4.809% 4/16/2032 (c)	1,389,000	1,359,938
Morgan Stanley 4.994% 4/12/2029 (c)	7,389,000	7,413,091
Morgan Stanley 5.17% 7/14/2032 (c)	1,220,000	1,210,905
Morgan Stanley 5.449% 7/20/2029 (c)	7,193,000	7,267,186
Morgan Stanley 5.466% 1/18/2035 (c)	6,160,000	6,127,643
Morgan Stanley 6.407% 11/1/2029 (c)	8,500,000	8,758,351
MSCI Inc 5.25% 9/1/2035	2,582,000	2,474,644
Nuveen LLC 5.55% 1/15/2030 (e)	1,891,000	1,904,388
Sammons Financial Group Global Funding 4.8% 12/12/2030 (e)	12,264,000	11,923,794
Sammons Financial Group Global Funding 5.05% 1/10/2028 (e)	8,249,000	8,242,949
Sammons Financial Group Global Funding 5.1% 12/10/2029 (e)	6,566,000	6,515,337
		195,145,149
Consumer Finance - 1.1%
Ally Financial Inc 4.75% 6/9/2027	6,877,000	6,891,075
Capital One Financial Corp 1.878% 11/2/2027 (c)	10,852,000	10,801,084
Ford Motor Credit Co LLC 4.97% 4/6/2029	925,000	915,137
Ford Motor Credit Co LLC 5.431% 8/13/2029	4,114,000	4,113,095
Ford Motor Credit Co LLC 5.85% 5/17/2027	9,300,000	9,357,495
Ford Motor Credit Co LLC 5.875% 11/7/2029	15,700,000	15,848,283
Stellantis Financial Services US Corp 4.95% 9/15/2028 (e)	3,845,000	3,812,083
Stellantis Financial Services US Corp 5.4% 6/15/2029 (e)	3,681,000	3,635,993
		55,374,245
Financial Services - 0.7%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (e)	7,177,000	7,160,409
Corebridge Financial Inc 3.65% 4/5/2027	1,748,000	1,739,105
Corebridge Financial Inc 3.85% 4/5/2029	6,197,000	6,024,094
Corebridge Financial Inc 3.9% 4/5/2032	1,306,000	1,208,572
Equitable Holdings Inc 4.35% 4/20/2028	3,884,000	3,851,969
Global Payments Inc 4.5% 11/15/2028	10,540,000	10,393,580
Jackson Financial Inc 3.125% 11/23/2031	642,000	568,697
Jackson Financial Inc 5.17% 6/8/2027	1,211,000	1,215,070
Jackson Financial Inc 5.67% 6/8/2032	4,044,000	4,019,143
		36,180,639
Insurance - 1.8%
Arthur J Gallagher & Co 5% 2/15/2032	1,104,000	1,090,148
Brown & Brown Inc 4.9% 6/23/2030	4,446,000	4,395,783
Equitable Financial Life Global Funding 1.4% 8/27/2027 (e)	3,155,000	3,060,337
Equitable Financial Life Global Funding 5% 3/27/2030 (e)	5,316,000	5,277,118
Five Corners Funding Trust II 2.85% 5/15/2030 (e)	2,963,000	2,738,645
Fortitude Group Holdings LLC 6.25% 4/1/2030 (e)	6,558,000	6,616,932
Jackson National Life Global Funding 4.6% 10/1/2029 (e)	3,187,000	3,135,598
Jackson National Life Global Funding 5.35% 1/13/2030 (e)	5,621,000	5,622,979
Lincoln Financial Global Funding 5.25% 8/13/2031 (e)	7,521,000	7,462,316
Lincoln Financial Global Funding 5.3% 1/13/2030 (e)	8,879,000	8,919,037
RGA Global Funding 5.1% 5/26/2031 (e)	14,600,000	14,487,967
RGA Global Funding 5.448% 5/24/2029 (e)	5,525,000	5,597,946
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (e)	2,715,000	2,335,198
Western-Southern Global Funding 4.25% 1/29/2029 (e)	11,060,000	10,887,314
Western-Southern Global Funding 4.9% 5/1/2030 (e)	1,228,000	1,219,151
Willis North America Inc 4.5% 9/15/2028	3,470,000	3,444,745
		86,291,214
TOTAL FINANCIALS		643,957,415
Health Care - 1.3%
Biotechnology - 0.1%
Amgen Inc 5.15% 3/2/2028	1,367,000	1,375,364
Amgen Inc 5.25% 3/2/2030	1,247,000	1,258,242
		2,633,606
Health Care Equipment & Supplies - 0.4%
Augusta SpinCo Corp 4.398% 3/23/2029	6,089,000	6,016,587
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (e)	12,998,000	12,800,745
		18,817,332
Health Care Providers & Services - 0.8%
Centene Corp 2.45% 7/15/2028	6,671,000	6,355,194
Centene Corp 4.25% 12/15/2027	911,000	905,522
CVS Health Corp 5% 9/15/2032	1,267,000	1,249,630
CVS Health Corp 5.55% 6/1/2031	15,617,000	15,869,192
HCA Inc 3.5% 9/1/2030	1,577,000	1,487,618
HCA Inc 5.625% 9/1/2028	3,155,000	3,193,749
HCA Inc 5.875% 2/1/2029	1,739,000	1,771,258
Humana Inc 1.35% 2/3/2027	3,786,000	3,735,992
Icon Investments Six DAC 5.064% 8/13/2029 (e)	201,000	200,602
Icon Investments Six DAC 5.421% 8/13/2031 (e)	1,143,000	1,137,135
Sabra Health Care LP 3.2% 12/1/2031	2,504,000	2,245,871
Sabra Health Care LP 3.9% 10/15/2029	852,000	822,932
		38,974,695
Pharmaceuticals - 0.0%
Mylan Inc 4.55% 4/15/2028	965,000	957,595
Viatris Inc 2.7% 6/22/2030	968,000	880,267
		1,837,862
TOTAL HEALTH CARE		62,263,495
Industrials - 1.6%
Aerospace & Defense - 0.6%
Boeing Co 2.7% 2/1/2027	3,155,000	3,132,209
Boeing Co 5.04% 5/1/2027	5,804,000	5,817,701
Boeing Co 5.15% 5/1/2030	14,720,000	14,762,557
Boeing Co 6.298% 5/1/2029	1,046,000	1,080,688
RTX Corp 5.75% 1/15/2029	1,653,000	1,691,193
		26,484,348
Electrical Equipment - 0.1%
Trans-Allegheny Interstate Line Co 5% 1/15/2031 (e)	4,713,000	4,695,253
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	2,110,000	2,035,718
Uber Technologies Inc 4.8% 9/15/2035	5,200,000	4,924,349
		6,960,067
Machinery - 0.2%
Ingersoll Rand Inc 5.176% 6/15/2029	11,100,000	11,222,971
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	1,436,097	1,403,797
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	781,765	765,847
		2,169,644
Professional Services - 0.2%
Leidos Inc 4.1% 3/15/2029	3,849,000	3,772,581
Paychex Inc 5.1% 4/15/2030	5,074,000	5,075,929
Paychex Inc 5.35% 4/15/2032	341,000	340,696
		9,189,206
Trading Companies & Distributors - 0.4%
Sumisho Air Lease Corp 2.2% 1/15/2027	2,431,000	2,410,105
Sumisho Air Lease Corp 3% 2/1/2030	8,598,000	8,004,642
Sumisho Air Lease Corp 3.125% 12/1/2030	1,815,000	1,666,947
Sumisho Air Lease Corp 4.5% 3/24/2029 (e)	1,811,000	1,788,004
Sumisho Air Lease Corp 4.85% 3/24/2031 (e)	4,373,000	4,278,883
		18,148,581
TOTAL INDUSTRIALS		78,870,070
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp 5.05% 4/5/2029	2,329,000	2,345,314
Dell International LLC / EMC Corp 4.15% 2/15/2029	8,211,000	8,072,752
Dell International LLC / EMC Corp 5% 4/1/2030	14,196,000	14,166,381
Dell International LLC / EMC Corp 5.25% 2/1/2028	1,935,000	1,948,992
		26,533,439
Software - 0.4%
Oracle Corp 4.45% 9/26/2030	1,610,000	1,524,032
Oracle Corp 4.95% 2/4/2031	9,700,000	9,294,856
Oracle Corp 5.35% 5/4/2033	9,700,000	9,140,008
		19,958,896
TOTAL INFORMATION TECHNOLOGY		46,492,335
Materials - 0.5%
Chemicals - 0.2%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (e)	8,802,000	8,723,115
International Flavors & Fragrances Inc 1.832% 10/15/2027 (e)	822,000	796,835
		9,519,950
Construction Materials - 0.3%
Amrize Finance US LLC 4.7% 4/7/2028	2,674,000	2,672,829
CRH America Finance Inc 4.4% 2/9/2031	11,330,000	11,012,405
		13,685,234
TOTAL MATERIALS		23,205,184
Real Estate - 1.6%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 2.75% 4/1/2032	475,000	405,166
VICI Properties LP 4.75% 4/1/2028	674,000	672,037
VICI Properties LP 5.125% 5/15/2032	556,000	540,651
VICI Properties LP 5.4% 10/15/2031	1,657,000	1,644,805
VICI Properties LP 5.75% 4/1/2034	450,000	445,418
WP Carey Inc 3.85% 7/15/2029	400,000	388,537
		4,096,614
Health Care REITs - 0.5%
Healthpeak OP LLC 4.75% 1/15/2033	12,645,000	12,184,169
Ventas Realty LP 3% 1/15/2030	1,315,000	1,231,252
Ventas Realty LP 4% 3/1/2028	737,000	728,706
Ventas Realty LP 5.1% 7/15/2032	11,621,000	11,517,673
		25,661,800
Office REITs - 0.1%
COPT Defense Properties LP 2% 1/15/2029	2,288,000	2,138,552
COPT Defense Properties LP 4.5% 10/15/2030	429,000	418,051
		2,556,603
Real Estate Management & Development - 0.1%
Extra Space Storage LP 4.95% 1/15/2033	5,909,000	5,754,268
Residential REITs - 0.3%
American Homes 4 Rent LP 3.625% 4/15/2032	1,201,000	1,096,834
American Homes 4 Rent LP 4.95% 6/15/2030	3,527,000	3,498,262
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	5,481,000	5,319,451
Invitation Homes Operating Partnership LP 4.95% 2/1/2032	5,473,000	5,360,336
Sun Communities Operating LP 2.3% 11/1/2028	540,000	511,486
		15,786,369
Retail REITs - 0.2%
Agree LP 5.6% 6/15/2035	2,853,000	2,858,609
Brixmor Operating Partnership LP 4.85% 2/15/2033	3,708,000	3,584,441
Realty Income Corp 2.1% 3/15/2028	2,984,000	2,873,613
Regency Centers LP 4.5% 3/15/2033	939,000	897,210
		10,213,873
Specialized REITs - 0.3%
American Tower Corp 4.7% 12/15/2032	6,454,000	6,229,358
American Tower Corp 4.9% 3/15/2030	9,900,000	9,850,074
		16,079,432
TOTAL REAL ESTATE		80,148,959
Utilities - 2.8%
Electric Utilities - 1.6%
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (e)	5,961,000	5,833,133
Cleveland Electric Illuminating Co/The 5% 2/15/2030 (e)	4,059,000	4,054,041
Duke Energy Corp 4.5% 8/15/2032	9,500,000	9,154,418
Duquesne Light Holdings Inc 2.775% 1/7/2032 (e)	8,068,000	7,060,770
Emera US Finance LLC 5.2% 4/1/2033	2,639,000	2,582,933
Exelon Corp 3.35% 3/15/2032	5,013,000	4,578,288
Exelon Corp 5.15% 3/15/2029	2,001,000	2,015,514
FirstEnergy Transmission LLC 4.55% 1/15/2030	5,600,000	5,519,511
Georgia Power Co 4.65% 5/16/2028	3,548,000	3,551,213
Monongahela Power Co 5.85% 2/15/2034 (e)	6,085,000	6,247,240
Pinnacle West Capital Corp 5.15% 5/15/2030	2,082,000	2,091,218
Public Service Co of Oklahoma 5.4% 2/15/2034	2,192,000	2,183,331
Southern Co/The 5.113% 8/1/2027 (f)	3,155,000	3,170,295
Southern Co/The 5.2% 6/15/2033	3,560,000	3,519,529
Southern Co/The 5.5% 3/15/2029	3,579,000	3,635,635
Virginia Electric and Power Co 2.4% 3/30/2032	3,155,000	2,736,220
Vistra Operations Co LLC 5% 4/30/2031 (e)	1,767,000	1,732,329
Vistra Operations Co LLC 5% 7/31/2027 (e)	6,060,000	6,054,592
		75,720,210
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	1,834,000	1,618,101
AES Corp/The 3.95% 7/15/2030 (e)	4,133,000	3,926,247
AES Corp/The 5.2% 7/15/2029	673,000	673,144
Southern Power Co 4.25% 10/1/2030	4,159,000	4,042,137
		10,259,629
Multi-Utilities - 1.0%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	3,786,000	3,705,272
Berkshire Hathaway Energy Co 3.7% 7/15/2030	295,000	282,230
Dominion Energy Inc 5% 6/15/2030	4,700,000	4,692,565
DTE Energy Co 5.2% 4/1/2030	13,298,000	13,361,717
NiSource Inc 2.95% 9/1/2029	3,786,000	3,580,109
NiSource Inc 4.75% 5/18/2031	1,400,000	1,380,331
NiSource Inc 5.25% 3/30/2028	4,191,000	4,225,255
Public Service Enterprise Group Inc 2.45% 11/15/2031	12,500,000	10,948,475
Public Service Enterprise Group Inc 4.9% 3/15/2030	2,951,000	2,943,476
Puget Energy Inc 4.1% 6/15/2030	2,243,000	2,150,031
Puget Energy Inc 4.224% 3/15/2032	3,155,000	2,987,739
		50,257,200
TOTAL UTILITIES		136,237,039
TOTAL UNITED STATES		1,390,863,888
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,054,159,824)		2,043,413,604

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	227,554	215,264
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	175,994	166,370
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	139,866	132,502
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	133,736	126,422
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	438,271	419,877
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	1,877,440	1,799,238
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,217,649	2,146,632
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	254,841	243,010
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	896,318	854,707
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	450,306	429,401
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	162,985	158,253
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	85,831	83,339
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	217,768	211,446
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	346,902	350,358
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	688	696
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	5,837	6,018
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	57,201	58,968
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	17,124	17,653
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,213	3,313
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	7,340	7,567
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	52,917	54,552
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	41,392	42,672
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	9,262	9,549
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	69	72
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	133	135
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	327	331
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	96	97
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	80	81
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	274	276
Freddie Mac Gold Pool 5.5% 3/1/2034	68,867	69,703
Freddie Mac Gold Pool 5.5% 5/1/2034	473,992	479,338
Freddie Mac Gold Pool 5.5% 7/1/2035	43,314	43,832
Freddie Mac Gold Pool 7.5% 7/1/2027	2	2
Freddie Mac Gold Pool 7.5% 9/1/2030	879	910
Freddie Mac Gold Pool 7.5% 9/1/2031	119	124
Ginnie Mae I Pool 7% 1/15/2028	280	281
Ginnie Mae I Pool 7% 1/15/2028	96	96
Ginnie Mae I Pool 7% 1/15/2028	58	58
Ginnie Mae I Pool 7% 1/15/2028	25	25
Ginnie Mae I Pool 7% 1/15/2031	5,881	5,963
Ginnie Mae I Pool 7% 1/15/2032	374	378
Ginnie Mae I Pool 7% 10/15/2028	2,172	2,191
Ginnie Mae I Pool 7% 10/15/2028	414	414
Ginnie Mae I Pool 7% 10/15/2030	749	761
Ginnie Mae I Pool 7% 10/15/2031	1,101	1,121
Ginnie Mae I Pool 7% 10/15/2031	310	316
Ginnie Mae I Pool 7% 10/15/2031	102	104
Ginnie Mae I Pool 7% 10/15/2032	2,274	2,313
Ginnie Mae I Pool 7% 11/15/2028	428	432
Ginnie Mae I Pool 7% 11/15/2028	297	299
Ginnie Mae I Pool 7% 11/15/2032	639	650
Ginnie Mae I Pool 7% 12/15/2028	3,783	3,822
Ginnie Mae I Pool 7% 12/15/2028	621	628
Ginnie Mae I Pool 7% 12/15/2028	183	184
Ginnie Mae I Pool 7% 2/15/2028	2,448	2,463
Ginnie Mae I Pool 7% 2/15/2028	835	839
Ginnie Mae I Pool 7% 2/15/2028	401	404
Ginnie Mae I Pool 7% 2/15/2028	63	63
Ginnie Mae I Pool 7% 3/15/2028	342	344
Ginnie Mae I Pool 7% 3/15/2028	127	128
Ginnie Mae I Pool 7% 3/15/2028	91	92
Ginnie Mae I Pool 7% 3/15/2031	26	26
Ginnie Mae I Pool 7% 4/15/2028	2,090	2,104
Ginnie Mae I Pool 7% 4/15/2028	309	311
Ginnie Mae I Pool 7% 4/15/2029	72	73
Ginnie Mae I Pool 7% 4/15/2032	721	733
Ginnie Mae I Pool 7% 5/15/2028	515	519
Ginnie Mae I Pool 7% 5/15/2028	292	294
Ginnie Mae I Pool 7% 5/15/2028	101	101
Ginnie Mae I Pool 7% 5/15/2028	81	82
Ginnie Mae I Pool 7% 5/15/2031	268	271
Ginnie Mae I Pool 7% 5/15/2032	11,357	11,580
Ginnie Mae I Pool 7% 5/15/2032	1,251	1,274
Ginnie Mae I Pool 7% 5/15/2032	262	266
Ginnie Mae I Pool 7% 6/15/2028	890	897
Ginnie Mae I Pool 7% 6/15/2028	672	676
Ginnie Mae I Pool 7% 6/15/2028	428	432
Ginnie Mae I Pool 7% 6/15/2028	365	368
Ginnie Mae I Pool 7% 6/15/2028	333	335
Ginnie Mae I Pool 7% 6/15/2028	314	317
Ginnie Mae I Pool 7% 6/15/2028	241	242
Ginnie Mae I Pool 7% 6/15/2029	11	10
Ginnie Mae I Pool 7% 6/15/2031	802	816
Ginnie Mae I Pool 7% 6/15/2032	22,152	22,579
Ginnie Mae I Pool 7% 6/15/2032	14,083	14,363
Ginnie Mae I Pool 7% 6/15/2032	5,826	5,940
Ginnie Mae I Pool 7% 6/15/2032	5,652	5,762
Ginnie Mae I Pool 7% 6/15/2032	4,351	4,426
Ginnie Mae I Pool 7% 6/15/2032	3,714	3,789
Ginnie Mae I Pool 7% 6/15/2032	3,385	3,447
Ginnie Mae I Pool 7% 6/15/2032	2,078	2,120
Ginnie Mae I Pool 7% 6/15/2032	1,339	1,363
Ginnie Mae I Pool 7% 6/15/2032	685	697
Ginnie Mae I Pool 7% 6/15/2032	657	669
Ginnie Mae I Pool 7% 6/15/2032	442	451
Ginnie Mae I Pool 7% 6/15/2032	217	221
Ginnie Mae I Pool 7% 7/15/2028	627	631
Ginnie Mae I Pool 7% 7/15/2028	528	533
Ginnie Mae I Pool 7% 7/15/2028	253	255
Ginnie Mae I Pool 7% 7/15/2029	574	580
Ginnie Mae I Pool 7% 7/15/2030	797	806
Ginnie Mae I Pool 7% 7/15/2031	2,239	2,278
Ginnie Mae I Pool 7% 7/15/2031	424	430
Ginnie Mae I Pool 7% 7/15/2032	7,919	8,070
Ginnie Mae I Pool 7% 7/15/2032	3,442	3,491
Ginnie Mae I Pool 7% 7/15/2032	1,784	1,820
Ginnie Mae I Pool 7% 7/15/2032	1,296	1,319
Ginnie Mae I Pool 7% 7/15/2032	189	193
Ginnie Mae I Pool 7% 8/15/2028	295	297
Ginnie Mae I Pool 7% 8/15/2032	1,867	1,899
Ginnie Mae I Pool 7% 8/15/2032	1,115	1,137
Ginnie Mae I Pool 7% 9/15/2028	867	873
Ginnie Mae I Pool 7% 9/15/2028	544	548
Ginnie Mae I Pool 7% 9/15/2028	99	100
Ginnie Mae I Pool 7% 9/15/2028	93	93
Ginnie Mae I Pool 7% 9/15/2030	2,030	2,064
Ginnie Mae I Pool 7% 9/15/2031	5,609	5,708
Ginnie Mae I Pool 7% 9/15/2031	2,598	2,646
TOTAL UNITED STATES		8,280,452
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,744,205)		8,280,452

U.S. Treasury Obligations - 41.4%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Notes 2.75% 8/15/2032 (i)	2.79 to 4.70	248,090,200	224,802,670
US Treasury Notes 3.5% 11/15/2028	3.49 to 3.53	51,372,700	50,441,570
US Treasury Notes 3.5% 11/30/2030	4.40	145,963,000	140,472,282
US Treasury Notes 3.5% 2/15/2029	3.39 to 4.02	163,284,900	159,936,284
US Treasury Notes 3.5% 2/15/2033	3.38 to 4.39	97,732,400	91,799,738
US Treasury Notes 3.5% 2/28/2031	3.52 to 4.20	137,093,900	131,674,407
US Treasury Notes 3.625% 8/15/2028	3.58 to 4.16	110,533,100	109,047,811
US Treasury Notes 3.625% 8/31/2030	3.74 to 3.77	29,023,800	28,133,812
US Treasury Notes 3.75% 5/31/2030	3.68 to 4.11	111,573,800	108,867,264
US Treasury Notes 3.875% 9/30/2032	3.78 to 4.00	104,481,800	100,661,684
US Treasury Notes 4% 1/31/2033	3.71 to 4.26	151,256,200	146,340,374
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.73	171,546,500	163,639,279
US Treasury Notes 4.125% 7/15/2029	4.33 to 4.40	117,458,800	116,568,683
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.59	71,862,500	69,751,539
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.37	59,661,000	57,733,670
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.23	124,932,700	120,721,101
US Treasury Notes 4.375% 5/15/2034	3.78 to 4.49	108,406,400	106,458,473
US Treasury Notes 4.375% 7/31/2033	4.56 to 4.61	24,595,600	24,249,724
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.39	71,057,100	70,715,693
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,083,404,081)			2,022,016,058

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $13,910,923)	3.69	13,908,240	13,911,022

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,946,161,967)	4,869,434,214
NET OTHER ASSETS (LIABILITIES) - 0.2%	9,148,626
NET ASSETS - 100.0%	4,878,582,840

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	307	12/2026	33,084,047	(146,124)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	412	12/2026	45,114,000	(174,581)
CBOT 2Y US Treasury Notes Contracts (United States)	1,462	12/2026	300,121,188	(651,350)
CBOT 5Y US Treasury Notes Contracts (United States)	1,005	12/2026	106,286,602	(468,900)
TOTAL LONG				(1,440,955)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,199,747,096 or 24.6% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,555,130.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	51,196,498	1,115,369,097	1,152,654,860	1,678,650	188	99	13,911,022	13,908,240
Fidelity Securities Lending Cash Central Fund	-	398,138,249	398,138,249	31,678	-	-	-	-
	51,196,498	1,513,507,346	1,550,793,109	1,710,328	188	99	13,911,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	538,965,983	-	538,831,123	134,860

Collateralized Mortgage Obligations	20,072,216	-	20,072,216	-

Commercial Mortgage Securities	206,354,800	-	189,717,740	16,637,060

Foreign Government and Government Agency Obligations	16,420,079	-	16,420,079	-

Non-Convertible Corporate Bonds
Communication Services	138,228,292	-	138,228,292	-
Consumer Discretionary	115,106,908	-	115,106,908	-
Consumer Staples	64,718,063	-	64,718,063	-
Energy	178,944,117	-	178,944,117	-
Financials	1,021,374,017	-	1,021,374,017	-
Health Care	70,967,064	-	70,967,064	-
Industrials	118,172,727	-	118,172,727	-
Information Technology	58,667,524	-	58,667,524	-
Materials	39,173,921	-	39,173,921	-
Real Estate	80,148,959	-	80,148,959	-
Utilities	157,912,012	-	157,912,012	-

U.S. Government Agency - Mortgage Securities	8,280,452	-	8,280,452	-

U.S. Treasury Obligations	2,022,016,058	-	2,022,016,058	-

Money Market Funds	13,911,022	13,911,022	-	-
Total Investments in Securities:	4,869,434,214	13,911,022	4,838,751,272	16,771,920
Derivative Instruments:

Liabilities
Futures Contracts	(1,440,955)	(1,440,955)	-	-
Total Liabilities	(1,440,955)	(1,440,955)	-	-
Total Derivative Instruments:	(1,440,955)	(1,440,955)	-	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$4,855,523,192
Investments in securities, at value - affiliated issuers	13,911,022
Receivable for investments sold	53,491,525
Receivable for fund shares sold	4,223,159
Interest receivable	37,449,506
Distributions receivable from affiliated funds	65,346
Other receivables	6,961
Total assets	4,964,670,711
Liabilities
Payable for investments purchased	75,135,340
Payable for fund shares redeemed	7,189,841
Distributions payable	1,786,727
Accrued management fee	1,149,691
Transfer agent fee payable	407,692
Payable for variation margin on futures contracts	134,298
Other affiliated payables	277,231
Other payables and accrued expenses	7,051
Total liabilities	86,087,871
Net Assets	$4,878,582,840
Net assets consist of:
Paid in capital	5,134,064,074
Total accumulated earnings (loss)	(255,481,234)
Net Assets	$4,878,582,840

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($4,878,582,840/481,137,496 shares)	$10.14

Other Information
Unaffiliated issuers, cost	4,932,251,044
Affiliated issuers, cost	13,910,923
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$1,710,328
Interest	206,034,463
Total investment income	207,744,791
Expenses
Management fee	13,485,794
Transfer agent fees	4,785,816
Fund wide operations fee	3,254,355
Independent trustees' fees and expenses	10,207
Total expenses	21,536,172
Expense reductions	(10,089)
Total expenses after reductions	21,526,083
Net investment income (loss)	186,218,708
Net realized gain (loss)
Investments - unaffiliated issuers	3,096,280
Investments - affiliated issuers	188
Futures contracts	(8,664,294)
Net realized gain (loss)	(5,567,826)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(106,225,820)
Investments - affiliated issuers	99
Futures contracts	(2,507,333)
Total change in net unrealized appreciation (depreciation)	(108,733,054)
Net gain (loss)	(114,300,880)
Net increase (decrease) in net assets resulting from operations	$71,917,828
Other Information
Income from securities lending - Affiliated Issuers	31,678

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$186,218,708	$151,845,111
Net realized gain (loss)	(5,567,826)	(1,934,762)
Change in net unrealized appreciation (depreciation)	(108,733,054)	42,448,279
Net increase (decrease) in net assets resulting from operations	$71,917,828	$192,358,628
Distributions to shareholders
Distributions to shareholders	(176,998,866)	(141,505,198)
Total distributions	(176,998,866)	(141,505,198)
Net increase (decrease) in net assets resulting from share transactions	568,645,019	588,607,723
Total increase (decrease) in net assets	463,563,981	639,461,153
Net Assets
Beginning of period	4,415,018,859	3,775,557,706
End of period	$4,878,582,840	$4,415,018,859
Financial Highlights
Fidelity® Intermediate Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.36	$10.25	$9.89	$10.09	$11.24
Income from Investment Operations
Net investment income (loss) A, B	.40	.39	.36	.28	.18
Net realized and unrealized gain (loss)	(.24)	.09	.35	(.21)	(1.13)
Total from investment operations	.16	.48	.71	.07	(.95)
Distributions
Distributions from net investment income	(.38)	(.37)	(.35)	(.27)	(.17)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.38)	(.37)	(.35)	(.27)	(.20) C
Net asset value, end of period	$10.14	$10.36	$10.25	$9.89	$10.09
Total Return D	1.56%	4.75%	7.29%	.74%	(8.57)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Ratio of net investment income (loss) to average net assets	3.89%	3.85%	3.64%	2.79%	1.69%
Net assets, end of period	$4,878,582,840	$4,415,018,859	$3,775,557,706	$2,789,217,566	$4,546,096,360
Portfolio turnover rate G	48%	33%	53%	64% H	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, futures transactions, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Intermediate Bond Fund	4,930,610,926	31,317,003	(92,493,713)	(61,176,710)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Intermediate Bond Fund	6,928,795	(201,233,317)	(61,176,710)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Intermediate Bond Fund	(95,455,875)	(105,777,442)	(201,233,317)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Intermediate Bond Fund	176,998,866	176,998,866

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Intermediate Bond Fund	141,505,198	141,505,198

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Intermediate Bond Fund
Interest Rate Risk
Futures Contracts	-	(1,440,955)	(8,664,294)	(2,507,333)
Total Interest Rate Risk	-	(1,440,955)	(8,664,294)	(2,507,333)

Totals	-	(1,440,955)	(8,664,294)	(2,507,333)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Intermediate Bond Fund
Futures Contracts	442,276,546

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Intermediate Bond Fund	1,070,652,041	820,056,512

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Intermediate Bond Fund	0.282

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees and annualized rate(s) were as follows:

	Amount ($)	Fee Type	% of Class-Level Average Net Assets

Fidelity® Intermediate Bond Fund	4,785,816	asset-based	0.10

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity® Intermediate Bond Fund	0.07%

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Intermediate Bond Fund	$7,057

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Intermediate Bond Fund	3,439	-	-

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Intermediate Bond Fund	10,089

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Intermediate Bond Fund
Fidelity® Intermediate Bond Fund	176,998,866	141,505,198
Total	176,998,866	141,505,198

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Intermediate Bond Fund
Shares sold	175,114,366	173,242,975	1,808,091,131	1,765,961,366
Reinvestment of distributions	14,882,174	12,075,965	153,294,226	123,478,257
Shares redeemed	(135,130,116)	(127,511,144)	(1,392,740,338)	(1,300,831,900)
Net increase (decrease)	54,866,424	57,807,796	568,645,019	588,607,723

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Intermediate Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 37.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $128,910,640 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $176,998,866 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703559.129
IBF-ANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026